UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington
, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:           811-07852

Victory Portfolios III
(Exact name of registrant as specified in charter)

15935 La Cantera Pkwy, San Antonio, Texas               78256

(Address of principal executive offices)                                        (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-235-8396

Date of fiscal year end: February 28

Date of reporting period: February 29, 2024

Item 1. Reports to Stockholders.

February 29, 2024
Annual Report
Victory California Bond Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Shareholder Letter (Unaudited) 2
Manager’s Commentary (Unaudited) 4
Investment Overview (Unaudited) 6
Investment Objective and Portfolio Holdings (Unaudited) 7
Schedule of Portfolio Investments 8
Financial Statements
Statement of Assets and Liabilities
14
Statement of Operations
15
Statements of Changes in Net Assets
16
Financial Highlights
18
Notes to Financial Statements 21
Report of Independent Registered Public Accounting Firm 28
Supplemental Information (Unaudited)
Trustee and Officer Information
29
Proxy Voting and Portfolio Holdings Information
32
Expense Examples
32
Additional Federal Income Tax Information
33
Advisory Contract Approval
34
Liquidity Risk Management Program
37
Privacy Policy
38

2
Victory Funds Letter to Shareholders
(Unaudited)
Dear Shareholder,
The past year provided us with a stark reminder of just how quickly the investing environment and sentiment can shift. Fortunately, this time the change was for the better.
While 2022 was marred by stomach-churning volatility and steep drawdowns in both equities and bonds, it was a different story in our most recent annual reporting period ending February 29, 2024. Despite the ongoing challenges and uncertainties, investors benefited from a rebound in both stock and bond markets.
Looking back, it wasn’t clear sailing the entire year, and there were plenty of twists and turns along the way. An early-year relief rally was a welcome respite for investors, with some of the most beaten down growth-oriented sectors leading the market higher. However, the rebound was threatened in March due to some unusual turmoil within the banking sector, which resulted in the collapse of a few large regional banks. This turmoil sparked fears of a liquidity crunch and a wider banking contagion, and volatility increased while equities retreated. Fortunately, the U.S. Federal Reserve (the “Fed”) took quick action to restore confidence in the banking system. It also helped that the Fed finally paused its long series of aggressive rate hikes as inflation data finally began to cool.
Financial markets resumed their rally in the spring and early summer, but as we moved into the fall, markets reversed yet again.
Investors began wondering if the Fed would be able to remove all the excess liquidity that had been used to support the economy during the pandemic without causing a recession. Ironically, good news on the economy had become bad news on the interest-
rate outlook.
As we moved deeper into the third quarter of 2023, markets struggled with the renewed notion that interest rates would remain
“higher-for-longer,” which seemingly had become the Fed’s new mantra. Yields moved higher (peaking for the year), and equities sold off as many pundits were predicting an imminent recession.
However, as we approached year-end and eased into a new year, yields declined and equities moved sharply higher. Although it wasn’t a straight line by any means, in our view, the past 12 months have been a near-best-case scenario after the tumult of the prior year. The economy proved resilient, corporate earnings continued to meet or exceed expectations, labor markets eased, and key measures of inflation moderated. Financial markets even began pricing in a series of rate cuts for 2024, though whether this comes to fruition will be data-dependent in the months ahead.
In terms of the numbers, the S&P 500
®
Index, the bell-weather proxy for our domestic stock market, delivered an impressive total return of 30.45% for our annual reporting period. Bonds also rebounded from a dreadful prior year. The Bloomberg U.S.
Aggregate Bond Index—a proxy for a diversified fixed income portfolio and one that many investors and institutions follow closely—delivered a total return of 3.33% for the 12-month reporting period.
Although the past year was constructive for investors, it’s important to remember that it was a winding road replete with many challenges. As we have championed before, it’s vital to remain calm in the face of adversity, but it’s equally important to resist unbridled optimism when markets rally strongly. We think the best approach is to stay even keeled and unemotional, and that you should understand your own risk tolerance, maintain a well-diversified portfolio across asset classes and investment types, and make a long-term plan and stick to it. We still believe that’s the best formula for success.

3
On the following pages you will find information relating to your Victory Mutual Fund. If you have any questions, we encourage you to contact our Investment Specialist. Call 800-235-8396, or visit our website at vcm.com.
From all of us here at Victory Capital, thank you for letting us help you work toward your investment goals.
James De Vries
President,
Victory Funds

4
Victory California Bond Fund
Manager’s Commentary
(Unaudited)
What were the market conditions during the reporting period?
Tax-exempt bonds, as measured by the Bloomberg Municipal Bond Index, generated positive returns overall during the reporting period. The U.S. Federal Reserve (the “Fed”) continued its rate hiking cycle in the reporting period and raised the Fed funds interest rate by an additional 75 basis points (a basis point is 1/100th of a percentage point). The Fed concluded with a target policy rate of 5.25-5.50%, keeping monetary policy restrictive to combat inflation. Higher rates drove higher municipal yields throughout the past twelve months, peaking in October. Throughout the reporting period performance was driven by rate volatility, but ultimately ended the period decidedly positive driven by a strong recovery in late 2023. Overall returns on the Bloomberg
Municipal Bond Index for the reporting period were 5.42%, outperforming the (taxable) Bloomberg U.S. Aggregate Bond Index which returned 3.33%.
At the end of the reporting period, the yield on the Bloomberg Municipal Bond Index was 3.40%, which is a taxable-equivalent yield of 5.75% (in the 40.8% tax bracket), providing what we view as an attractive entry point for investors into the municipal market. After factoring in the benefit of the tax exemption, municipal bonds looked attractive versus the (taxable) Bloomberg U.S.
Aggregate Bond Index which yielded 4.92% at the end of February 2024.
How did the Victory California Bond Fund (the “Fund”) perform during the reporting period?
The Fund has three share classes: Fund Shares, Institutional Shares, and Class A. For the reporting period ended February 29,
2024, the Fund Shares, Institutional Shares, and Class A had a total return (at net asset value) of 5.87%, 5.92%, and 5.66%, respectively, versus an average return of 5.78% for the funds in the Lipper California Municipal Debt Funds category. This compares to returns of 5.86% for the Lipper California Municipal Debt Funds Index, and 5.42% for the Bloomberg Municipal
Bond Index.
What are the conditions in the state of California?
California has the largest economy in the United States with nearly 39 million people. Its economy is vast, broad, and diverse and continues to recover from the economic and fiscal impact of the recent pandemic. The December 2023 seasonally adjusted unemployment rate for California was 5.1% (versus 3.7% for the U.S.), which ranked 50th among the states, but it is a marked improvement from the high in May of 2020 and back to pre-COVID levels.
Fiscal 2023 proved to be a tough year for California. In part, this was due to the Fed raising rates, which led to higher borrowing costs and reduced money available for investment. According to the Legislative Analysts’ Office, those headwinds led to a downturn in California’s economy in 2022 and, ultimately, a decline in California’s revenues from what was assumed in the
2023 Budget Act forecast. There was a delay in the income tax filing deadline from April 18 to October 16 (or November 16 if extended) for those impacted by severe winter storms. California has a high dependence upon economically sensitive personal income taxes, and the delayed receipts came in after the state adopted the 2023-2024 budget and much lower than anticipated.
Fortunately, unlike previous volatile years, California’s budgetary reserves and liquidity are much stronger and can help absorb moderate unforeseen challenges to the budget. However, the most recent outlook from the Legislative Analyst’s Office suggests revenue softening could continue into 2024. During the third quarter of 2023, California’s GDP grew by an annual rate of 4.8%
versus the U.S. GDP growth of 4.9%. California’s fiscal outlook remains vulnerable to economic performance.
The state currently maintains strong ratings of Aa2 with negative outlook by Moody’s, AA- with stable outlook by S&P, and AA with stable outlook by Fitch Ratings.
What strategies did you employ during the reporting period?
In keeping with our investment approach, we continued to focus on income generation. The Fund’s long-term income distribution, not its price appreciation, accounts for most of its total return.
Our commitment to independent credit research continued to help us identify what we believe are attractive opportunities for the
Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive both to recognize relative value and to avoid potential pitfalls, which is especially important in volatile times like the present. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.
The Fund continues to hold a diversified portfolio of longer-term, primarily investment- grade municipal bonds. To limit exposure to an unexpected event, the Fund is diversified by sector, issuer, and geography.

5
Victory California Bond Fund
Manager’s Commentary (continued)
(Unaudited)
Thank you for allowing us to assist you with your investment needs.

6
Victory California Bond Fund
Investment Overview
(Unaudited)
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
The maximum offering price figures reflect a maximum sales charge of 2.25% for Class A. Net Asset Value does not reflect sales charges.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
Victory California Bond Fund — Growth of $10,000
1
The unmanaged Bloomberg Municipal Bond Index is considered to be generally representative of investment-grade-municipal issues having remaining maturities greater than 1 year and a national scope. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and is not possible to invest directly in an index.
2
The unmanaged Lipper California Municipal Debt Funds Index measures the Fund's performance to that of the Lipper California Municipal Debt Funds category that limit their assets to those securities exempt from taxation in the state of California. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended February 29, 2024
Fund
Shares
Institutional
Shares
Class A
INCEPTION DATE 10/10/90 6/29/20 8/1/10
Net Asset
Value
Net Asset
Value
Net Asset
Value
Maximum
Offering
Price
Bloomberg
Municipal Bond
Index
1
Lipper California
Municipal Debt
Funds Index
2
One Year 5.87% 5.92% 5.66% 3.32% 5.42% 5.86%
Five Year 1.78% N/A 1.54% 1.08% 1.91% 1.65%
Ten Year 2.78% N/A 2.53% 2.30% 2.68% 2.77%
Since Inception N/A 0.48% N/A N/A N/A N/A

7
Victory Portfolios III
Victory California Bond Fund
February 29, 2024
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund provides California investors with a high level of current interest income that is exempt from federal and California state income taxes.
Top Industries*:
February 29, 2024
(% of Net Assets)
Does not include futures contracts and money market instruments.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
School District
18.4%
General
16.1%
Medical
14.8%
General Obligation
8.9%
Education
8.1%
Transportation
7.8%
Water
5.6%
Nursing Homes
4.9%
Higher Education
3.4%
Mello- Roos
2.8%

Schedule of Portfolio Investments
February 29, 2024
Victory Portfolios III
Victory California Bond Fund
8
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Municipal Bonds (99.0%)
California (95.8%):
Abag Finance Authority for Nonprofit Corps. Revenue , 4 .75% , 12/1/30 , Continuously Callable
@100 (a) ......................................................... $ 1,125 $ 1,125
Adelanto Public Utility Authority Revenue (INS - Assured Guaranty Municipal Corp.) , Series
A , 5 .00% , 7/1/39 , Continuously Callable @100 ............................. 2,000 2,099
Alameda Corridor Transportation Authority Revenue , Series A , 0.00% , 10/1/50 , Continuously
Callable @100 (b) ................................................... 1,250 730
Alameda County IDA Revenue (LOC - Comerica Bank, N.A.) , Series A , 4 .50% , 12/1/40 ,
Callable 6/1/24 @ 100 (a) ............................................. 960 960
Albany Unified School District, GO
Series B , 5 .00% , 8/1/43 , Continuously Callable @100 ......................... 2,000 2,075
Series B , 4 .00% , 8/1/46 , Continuously Callable @100 ......................... 1,500 1,503
Anaheim Public Financing Authority Revenue , Series A , 5 .00% , 5/1/46 , Pre-refunded  5/1/24
@ 100 ........................................................... 1,500 1,504
Bay Area Toll Authority Revenue , Series A , 4 .55% ( MUNIPSA + 125 bps ) , 4/1/36 , (Put Date
4/1/27) (c) (d) ...................................................... 15,000 15,091
Burbank Unified School District, GO
4 .30% , 8/1/33 , Continuously Callable @100 ............................... 3,085 3,328
4 .35% , 8/1/34 , Continuously Callable @100 ............................... 3,000 3,225
California Community Housing Agency Revenue , Series A , 5 .00% , 8/1/50 , Continuously
Callable @100 (e) ................................................... 2,000 1,880
California County Tobacco Securitization Agency Revenue
4 .00% , 6/1/49 , Continuously Callable @100 ............................... 500 469
Series A , 4 .00% , 6/1/49 , Continuously Callable @100 ......................... 500 487
Series A , 4 .00% , 6/1/49 , Continuously Callable @100 ......................... 1,000 925
California Educational Facilities Authority Revenue
5 .00% , 10/1/43 , Continuously Callable @100 ............................... 2,000 2,089
5 .00% , 10/1/48 , Continuously Callable @100 ............................... 2,000 2,067
Series A , 5 .00% , 10/1/37 , Continuously Callable @100 ........................ 1,000 1,017
Series A , 5 .00% , 10/1/52 , Continuously Callable @100 ........................ 5,500 5,590
Series A , 5 .50% , 10/1/53 , Continuously Callable @100 ........................ 500 528
California Enterprise Development Authority Revenue
4 .00% , 11/1/49 , Continuously Callable @100 ............................... 1,900 1,910
4 .00% , 11/1/50 , Continuously Callable @100 ............................... 680 684
California Health Facilities Financing Authority Revenue
Series A , 4 .00% , 3/1/39 , Continuously Callable @100 ......................... 7,375 7,302
Series A , 5 .00% , 11/15/39 , Continuously Callable @100 ....................... 2,100 2,101
Series A , 4 .00% , 4/1/45 , Continuously Callable @100 ......................... 1,800 1,769
Series A , 5 .00% , 8/15/47 , Continuously Callable @100 ........................ 2,900 2,973
Series A , 4 .00% , 10/1/47 , Continuously Callable @100 ........................ 10,000 9,340
Series A , 4 .00% , 4/1/49 , Continuously Callable @100 ......................... 1,700 1,635
Series A , 4 .00% , 8/15/50 , Continuously Callable @100 ........................ 2,000 1,974
Series B , 4 .00% , 11/15/41 , Continuously Callable @100 ....................... 14,000 14,021
Series B , 5 .25% , 11/15/53 , Continuously Callable @100 ....................... 1,000 1,055
California Health Facilities Financing Authority Revenue (NBGA - California Health Insurance
Construction Loan Insurance Program)
5 .00% , 7/1/39 , Continuously Callable @100 ............................... 1,050 1,078
5 .00% , 7/1/44 , Continuously Callable @100 ............................... 2,300 2,343
California Infrastructure & Economic Development Bank Revenue
4 .00% , 7/1/50 , Continuously Callable @100 ............................... 4,000 3,919
Series B , 5 .00% , 11/1/57 , Continuously Callable @100 ........................ 1,300 1,358
Series D , 3 .65% ( MUNIPSA + 35 bps ) , 8/1/47 , (Put Date 8/1/24) (c) (d) .............. 2,250 2,250
California Municipal Finance Authority Certificate of Participation (INS - Assured Guaranty
Corp.)
Series A , 5 .25% , 11/1/36 , Continuously Callable @100 ........................ 1,000 1,147
Series A , 5 .25% , 11/1/52 , Continuously Callable @100 ........................ 500 544
California Municipal Finance Authority Revenue
5 .00% , 6/1/43 , Continuously Callable @100 ............................... 2,500 2,667
4 .00% , 10/1/46 , Continuously Callable @100 ............................... 6,500 6,164
4 .00% , 10/1/46 , Continuously Callable @100 ............................... 965 897
Series A , 5 .00% , 2/1/37 , Continuously Callable @100 ......................... 750 774
Series A , 4 .00% , 10/1/44 , Continuously Callable @100 ........................ 2,000 1,929

Victory Portfolios III
Victory California Bond Fund
9
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Series A , 5 .00% , 2/1/47 , Continuously Callable @100 ......................... $ 2,000 $ 2,029
Series A , 5 .00% , 7/1/47 , Continuously Callable @100 ......................... 1,000 1,013
Series A , 5 .00% , 6/1/50 , Continuously Callable @100 ......................... 1,000 1,009
Series A , 4 .00% , 11/15/52 , Continuously Callable @103 ....................... 750 534
Series A , 4 .00% , 11/15/56 , Continuously Callable @103 ....................... 1,100 769
California Municipal Finance Authority Revenue (NBGA - California Health Insurance
Construction Loan Insurance Program)
4 .13% , 5/15/39 , Continuously Callable @100 ............................... 1,900 1,934
4 .13% , 5/15/46 , Continuously Callable @100 ............................... 2,100 2,118
Series B , 5 .00% , 5/15/47 , Continuously Callable @102 ........................ 2,500 2,586
California Pollution Control Financing Authority Revenue , 5 .00% , 11/21/45 , Continuously
Callable @100 (e) ................................................... 7,470 7,743
California Public Finance Authority Revenue
5 .00% , 10/15/37 , Continuously Callable @100 .............................. 1,000 1,012
5 .00% , 10/15/47 , Continuously Callable @100 .............................. 3,000 3,010
California School Finance Authority Revenue
5 .00% , 8/1/41 , Continuously Callable @100 (e) ............................. 1,600 1,607
5 .00% , 8/1/41 , Pre-refunded  8/1/25 @ 100 (e) .............................. 150 154
5 .00% , 8/1/42 , Continuously Callable @100 (e) ............................. 1,000 1,011
5 .00% , 8/1/46 , Continuously Callable @100 (e) ............................. 2,050 2,052
5 .00% , 8/1/46 , Pre-refunded  8/1/25 @ 100 (e) .............................. 200 206
5 .00% , 8/1/52 , Continuously Callable @100 (e) ............................. 1,000 988
Series A , 5 .00% , 7/1/47 , Continuously Callable @100 (e) ....................... 1,370 1,375
Series A , 5 .00% , 7/1/54 , Continuously Callable @100 (e) ....................... 3,150 3,150
California Statewide Communities Development Authority Revenue
5 .00% , 5/15/40 , Continuously Callable @100 ............................... 2,750 2,785
5 .00% , 10/1/46 , Continuously Callable @100 ............................... 2,750 2,786
5 .00% , 1/1/48 , Continuously Callable @100 ............................... 1,995 2,040
5 .00% , 7/1/48 , Continuously Callable @100 ............................... 4,000 4,206
Series A , 5 .00% , 5/15/25 ............................................. 2,180 2,203
Series A , 4 .00% , 4/1/45 , Continuously Callable @100 ......................... 1,500 1,444
Series A , 5 .00% , 5/15/47 , Continuously Callable @100 ........................ 2,000 2,016
Series A , 4 .00% , 8/15/51 , Continuously Callable @100 ........................ 3,000 2,828
Series A , 5 .00% , 12/1/53 , Continuously Callable @100 ........................ 1,000 1,029
Series A , 5 .00% , 12/1/57 , Continuously Callable @100 ........................ 2,500 2,572
California Statewide Communities Development Authority Revenue (INS - Assured Guaranty
Corp.) , Series A , 5 .25% , 8/15/52 , Continuously Callable @100 .................. 1,000 1,109
California Statewide Communities Development Authority Revenue (NBGA - California
Health Insurance Construction Loan Insurance Program) , 4 .00% , 11/1/46 , Continuously
Callable @100 ..................................................... 4,000 4,015
Centinela Valley Union High School District, GO (INS - Assured Guaranty Municipal Corp.) ,
Series B , 4 .00% , 8/1/50 , Continuously Callable @100 ......................... 9,500 9,320
Chino Valley Unified School District, GO , Series B , 4 .00% , 8/1/45 , Continuously Callable
@100 ........................................................... 1,000 1,010
City & County of San Francisco Community Facilities District No. 2014-1 Special Tax , Series
A , 5 .00% , 9/1/52 , Continuously Callable @100 ............................. 750 774
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax , 4 .00% ,
9/1/52 , Callable 9/1/28 @ 103 (e) ........................................ 1,750 1,424
City & County of San Francisco Infrastructure & Revitalization Financing District No. 1 Tax
Allocation
Series A , 5 .00% , 9/1/52 , Continuously Callable @100 (e) ....................... 1,250 1,157
Series B , 5 .00% , 9/1/52 , Continuously Callable @100 (e) ....................... 640 593
City of Atwater Wastewater Revenue (INS - Assured Guaranty Municipal Corp.) , Series A ,
5 .00% , 5/1/43 , Continuously Callable @100 ............................... 1,300 1,354
City of Fillmore Wastewater Revenue (INS - Assured Guaranty Municipal Corp.) , 5 .00% ,
5/1/47 , Continuously Callable @100 ..................................... 2,000 2,065
City of Los Angeles Revenue (LIQ - Deutsche Bank A.G.) , Series DBE-8107 , 3 .65% , 10/1/58 ,
Callable 3/12/24 @ 100 (a) (e) .......................................... 400 400
City of Sacramento Special Tax , 5 .38% , 9/1/52 , Continuously Callable @103 (e) .......... 2,000 2,032
City of San Mateo Special Tax (INS-Build America Mutual Assurance Co.) , Series 2008-1 ,
5 .25% , 9/1/44 , Continuously Callable @100 ............................... 4,000 4,317
City of Tulare Sewer Revenue (INS - Assured Guaranty Municipal Corp.)
4 .00% , 11/15/41 , Continuously Callable @100 .............................. 5,710 5,728

Victory Portfolios III
Victory California Bond Fund
10
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
4 .00% , 11/15/44 , Continuously Callable @100 .............................. $ 5,000 $ 5,003
City of Upland Certificate of Participation
4 .00% , 1/1/42 , Continuously Callable @100 ............................... 3,000 2,768
5 .00% , 1/1/47 , Continuously Callable @100 ............................... 2,000 2,031
County of Sacramento Airport System Revenue , Series B , 5 .00% , 7/1/41 , Continuously
Callable @100 ..................................................... 1,100 1,148
Elk Grove Finance Authority Special Tax (INS - Build America Mutual Assurance Co.) , 5 .00% ,
9/1/38 , Continuously Callable @100 ..................................... 1,500 1,542
Foothill-Eastern Transportation Corridor Agency Revenue , Series B-2 , 3 .50% , 1/15/53 ,
Continuously Callable @100 ........................................... 1,500 1,259
Foothill-Eastern Transportation Corridor Agency Revenue (INS - Assured Guaranty Municipal
Corp.)
1/15/34 (f) ........................................................ 15,000 10,714
1/15/35 (f) ........................................................ 7,500 5,132
Fresno Joint Powers Financing Authority Revenue (INS - Assured Guaranty Municipal Corp.) ,
Series A , 4 .00% , 4/1/46 , Continuously Callable @100 ......................... 1,225 1,237
Golden State Tobacco Securitization Corp. Revenue , Series B , 5 .00% , 6/1/51 , Continuously
Callable @100 ..................................................... 1,000 1,036
Grass Valley School District, GO (INS - Build America Mutual Assurance Co.) , 5 .00% , 8/1/45 ,
Continuously Callable @100 ........................................... 2,400 2,479
Hayward Unified School District, GO (INS - Build America Mutual Assurance Co.) , Series A ,
5 .00% , 8/1/44 , Continuously Callable @100 ............................... 3,000 3,182
Indio Redevelopment Agency Successor Agency Tax Allocation , Series A , 5 .25% , 8/15/31 ,
Continuously Callable @100 ........................................... 2,940 2,945
Inglewood Unified School District, GO (INS - Assured Guaranty Municipal Corp.) , Series A ,
4 .00% , 8/1/46 , Continuously Callable @100 ............................... 3,550 3,550
Inglewood Unified School District, GO (INS - Build America Mutual Assurance Co.)
Series B , 5 .00% , 8/1/38 , Continuously Callable @100 ......................... 750 782
Series C , 4 .00% , 8/1/37 , Continuously Callable @100 ......................... 450 459
Series C , 4 .00% , 8/1/39 , Continuously Callable @100 ......................... 450 456
Irvine Unified School District Special Tax
Series A , 4 .00% , 9/1/39 , Continuously Callable @100 ......................... 1,015 1,051
Series A , 5 .00% , 9/1/45 , Continuously Callable @100 ......................... 2,990 3,145
Series B , 5 .00% , 9/1/42 , Continuously Callable @100 ......................... 995 1,052
Series B , 5 .00% , 9/1/47 , Continuously Callable @100 ......................... 995 1,043
Series C , 5 .00% , 9/1/42 , Continuously Callable @100 ......................... 995 1,027
Series C , 5 .00% , 9/1/47 , Continuously Callable @100 ......................... 520 536
Series D , 5 .00% , 9/1/49 , Continuously Callable @100 ........................ 995 1,041
Irvine Unified School District Special Tax (INS - Build America Mutual Assurance Co.)
Series A , 4 .00% , 9/1/50 , Continuously Callable @100 ......................... 1,790 1,793
Series A , 5 .00% , 9/1/56 , Continuously Callable @100 ......................... 5,970 6,170
Jurupa Public Financing Authority Special Tax , Series A , 5 .00% , 9/1/42 , Continuously Callable
@100 ........................................................... 1,000 1,004
Local Public Schools Funding Authority School Improvement District No. 2016-1, GO (INS
- Build America Mutual Assurance Co.) , Series A , 4 .00% , 8/1/52 , Continuously Callable
@100 ........................................................... 1,500 1,467
Long Beach Bond Finance Authority Revenue , Series A , 5 .00% , 11/15/35 .............. 3,875 4,244
Los Angeles County Public Works Financing Authority Revenue
Series A , 5 .00% , 12/1/44 , Continuously Callable @100 ........................ 2,000 2,026
Series D , 5 .00% , 12/1/45 , Continuously Callable @100 ........................ 6,000 6,163
March Joint Powers Redevelopment Agency Successor Agency Tax Allocation (INS - Build
America Mutual Assurance Co.) , Series A , 4 .00% , 8/1/41 , Continuously Callable @100 5,790 5,836
Middle Fork Project Finance Authority Revenue , 5 .00% , 4/1/33 , Continuously Callable @100 2,205 2,381
Monrovia Financing Authority Revenue , 5 .00% , 12/1/45 , Continuously Callable @100 ..... 3,435 3,526
Monrovia Financing Authority Revenue (INS - Assured Guaranty Municipal Corp.) , 5 .00% ,
12/1/45 , Continuously Callable @100 .................................... 2,345 2,391
Moreno Valley Unified School District, GO (INS - Assured Guaranty Municipal Corp.) , Series
B , 5 .00% , 8/1/47 , Continuously Callable @100 ............................. 6,500 6,899
Mountain View School District/Los Angeles County, GO (INS - Build America Mutual
Assurance Co.) , Series B , 5 .00% , 8/1/48 , Continuously Callable @100 ............. 3,315 3,415
Norwalk Redevelopment Agency Tax Allocation (INS - National Public Finance Guarantee
Corp.)
Series A , 5 .00% , 10/1/30 , Continuously Callable @100 ........................ 5,000 5,007

Victory Portfolios III
Victory California Bond Fund
11
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Series A , 5 .00% , 10/1/35 , Continuously Callable @100 ........................ $ 3,500 $ 3,505
Norwalk-La Mirada Unified School District, GO (INS - Assured Guaranty Municipal Corp.) ,
Series C , 8/1/30 (f) .................................................. 7,500 6,273
Palomar Health, GO (INS - Assured Guaranty Municipal Corp.) , Series A , 8/1/31 (f) ....... 12,230 9,579
Palomar Health, GO (INS - National Public Finance Guarantee Corp.) , Series A , 8/1/26 (f) ... 5,500 5,059
Perris Union High School District, GO (INS - Assured Guaranty Corp.) , Series A , 4 .00% ,
9/1/48 , Continuously Callable @100 ..................................... 5,000 5,018
Pittsburg Successor Agency Redevelopment Agency Tax Allocation (INS - Assured Guaranty
Municipal Corp.) , Series A , 5 .00% , 9/1/29 , Continuously Callable @100 ........... 2,000 2,097
Pomona Unified School District, GO (INS - Build America Mutual Assurance Co.) , Series F ,
5 .00% , 8/1/39 , Continuously Callable @100 ............................... 1,500 1,514
Poway Unified School District Special Tax (INS - Assured Guaranty Municipal Corp.) , 4 .00% ,
9/1/50 , Continuously Callable @100 ..................................... 4,750 4,490
Regents of the University of California Medical Center Pooled Revenue (NBGA-University of
California Medical Center) , Series O-1 , 3 .00% , 5/15/45 , Callable 4/1/24 @ 100 (a) .... 2,465 2,465
Rio Elementary School District, GO (INS - Assured Guaranty Municipal Corp.) , Series B ,
4 .00% , 8/1/45 , Continuously Callable @100 ............................... 2,800 2,805
River Islands Public Financing Authority Special Tax (INS - Assured Guaranty Corp.) , Series
A-1 , 5 .25% , 9/1/52 , Continuously Callable @103 ............................ 1,500 1,641
River Islands Public Financing Authority Special Tax (INS - Assured Guaranty Municipal
Corp.) , Series 2016-1 , 5 .25% , 9/1/52 , Continuously Callable @103 ............... 2,000 2,176
Riverside County Public Financing Authority Tax Allocation (INS - Build America Mutual
Assurance Co.)
Series A , 4 .00% , 10/1/36 , Continuously Callable @100 ........................ 1,250 1,263
Series A , 4 .00% , 10/1/37 , Continuously Callable @100 ........................ 1,625 1,639
Riverside County Redevelopment Successor Agency Tax Allocation (INS - Build America
Mutual Assurance Co.) , Series B , 4 .00% , 10/1/37 , Continuously Callable @100 ...... 2,000 2,018
Riverside County Transportation Commission Revenue , Series B1 , 4 .00% , 6/1/46 ,
Continuously Callable @100 ........................................... 3,000 2,916
RNR School Financing Authority Special Tax (INS - Build America Mutual Assurance Co.) ,
Series A , 5 .00% , 9/1/41 , Continuously Callable @100 ......................... 2,000 2,067
Sacramento Area Flood Control Agency Special Assessment (INS - Build America Mutual
Assurance Co.) , 5 .00% , 10/1/44 , Continuously Callable @100 ................... 2,000 2,023
Sacramento City Unified School District, GO (INS - Build America Mutual Assurance Co.) ,
Series A , 5 .00% , 7/1/38 , Continuously Callable @100 ......................... 1,020 1,024
San Bruno Park School District, GO , Series A , 5 .00% , 8/1/48 , Continuously Callable @100 .. 3,000 3,102
San Diego County Regional Airport Authority Revenue
Series A , 5 .00% , 7/1/47 , Continuously Callable @100 ......................... 1,500 1,565
Series A , 5 .00% , 7/1/49 , Continuously Callable @100 ......................... 2,000 2,125
San Diego Public Facilities Financing Authority Revenue , Series A , 5 .00% , 10/15/44 ,
Continuously Callable @100 ........................................... 2,500 2,568
San Leandro Unified School District, GO (INS - Build America Mutual Assurance Co.) , Series
B , 5 .00% , 8/1/43 , Continuously Callable @100 ............................. 2,750 2,922
San Ramon Redevelopment Agency Successor Agency Tax Allocation (INS - Build America
Mutual Assurance Co.) , Series A , 5 .00% , 2/1/38 , Continuously Callable @100 ....... 5,000 5,092
Santa Clarita Community College District, GO , 4 .00% , 8/1/46 , Continuously Callable @100 . 5,250 5,254
Santa Cruz County Redevelopment Successor Agency Tax Allocation (INS - Assured Guaranty
Municipal Corp.) , Series A , 5 .00% , 9/1/35 , Continuously Callable @100 ........... 6,000 6,198
Santa Rosa High School District, GO (INS - Assured Guaranty Municipal Corp.) , Series C ,
5 .00% , 8/1/43 , Continuously Callable @100 ............................... 1,000 1,039
State of California, GO
5 .00% , 10/1/47 , Continuously Callable @100 ............................... 19,000 19,633
5 .00% , 9/1/52 , Continuously Callable @100 ............................... 1,000 1,114
Stockton Public Financing Authority Revenue
4 .00% , 3/1/40 , Continuously Callable @100 ............................... 920 808
5 .00% , 3/1/47 , Continuously Callable @100 ............................... 4,385 4,267
Sweetwater Union High School District, GO , Series 2018-A1 , 5 .00% , 8/1/52 , Continuously
Callable @100 ..................................................... 1,000 1,091
Tahoe-Truckee Unified School District Certificate of Participation (INS - Build America
Mutual Assurance Co.) , 4 .00% , 6/1/43 , Continuously Callable @100 .............. 1,000 1,006
Temecula Valley Unified School District Financing Authority Special Tax (INS - Build
America Mutual Assurance Co.) , 5 .00% , 9/1/40 , Continuously Callable @100 ....... 1,575 1,604

Victory Portfolios III
Victory California Bond Fund
12
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Temecula Valley Unified School District, GO (INS - Assured Guaranty Municipal Corp.) ,
Series B , 4 .00% , 8/1/45 , Continuously Callable @100 ......................... $ 7,500 $ 7,532
Tobacco Securitization Authority of Southern California Revenue
5 .00% , 6/1/48 , Continuously Callable @100 ............................... 790 806
5 .00% , 6/1/48 , Continuously Callable @100 ............................... 2,175 2,255
Transbay Joint Powers Authority Tax Allocation , Series A , 5 .00% , 10/1/49 , Continuously
Callable @100 ..................................................... 800 788
University of California Revenue , Series AL-2 , 3 .20% , 5/15/48 , Callable 4/1/24 @ 100 (a) ... 4,700 4,700
Vacaville Unified School District, GO , Series D , 4 .00% , 8/1/45 , Continuously Callable @100 1,850 1,868
Val Verde Unified School District Certificate of Participation (INS - Build America Mutual
Assurance Co.)
Series A , 5 .00% , 8/1/34 , Continuously Callable @100 ......................... 1,105 1,137
Series A , 5 .00% , 8/1/35 , Continuously Callable @100 ......................... 1,530 1,575
Val Verde Unified School District, GO (INS - Assured Guaranty Municipal Corp.) , Series C ,
4 .00% , 8/1/45 , Continuously Callable @100 ............................... 4,475 4,484
Val Verde Unified School District, GO (INS - Build America Mutual Assurance Co.) , Series B ,
5 .00% , 8/1/44 , Pre-refunded  8/1/25 @ 100 ................................ 4,000 4,115
Washington Township Health Care District Revenue
Series A , 5 .00% , 7/1/42 , Continuously Callable @100 ......................... 1,000 1,010
Series A , 5 .75% , 7/1/53 , Continuously Callable @100 ......................... 1,500 1,617
Washington Township Health Care District, GO
Series A , 4 .00% , 8/1/51 , Continuously Callable @100 ......................... 3,280 3,102
Series B , 4 .50% , 8/1/53 , Continuously Callable @100 ......................... 750 768
Western Placer Unified School District Certificate of Participation (INS - Assured Guaranty
Municipal Corp.) , 4 .00% , 8/1/41 , Continuously Callable @100 .................. 6,000 6,045
477,735
Guam (2.6%):
Guam Government Waterworks Authority Revenue , 5 .00% , 1/1/46 , Continuously Callable
@100 ........................................................... 7,000 7,101
Guam Power Authority Revenue
Series A , 5 .00% , 10/1/40 , Continuously Callable @100 ........................ 2,800 2,868
Series A , 5 .00% , 10/1/41 , Continuously Callable @100 ........................ 2,635 2,762
12,731
Virgin Islands (0.6%):
Virgin Islands Public Finance Authority Revenue , 5 .00% , 9/1/33 , Continuously Callable
@100 (e) ......................................................... 3,000 3,022
Total Municipal Bonds (Cost $496,272)
a
a
a
493,488
Total Investments (Cost $496,272) — 99.0% 493,488
Other assets in excess of liabilities — 1.0% 5,186
NET ASSETS - 100.00% $ 498,674
(a) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(b) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(c) Variable or Floating-Rate Security. Rate disclosed is as of February 29, 2024.
(d) Put Bond.
(e) Rule 144A security or other security that is restricted as to resale to institutional investors. As of February 29, 2024, the fair value of these securities was
$28,794 (thousands) and amounted to 5.8% of net assets.
(f) Zero-coupon bond.
bps
—
Basis points
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
IDA
—
Industrial Development Authority
MUNIPSA
—
SIFMA Municipal Swap Index Yield
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

Victory Portfolios III
Victory California Bond Fund
13
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ—Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
LOC—Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Statement of Assets and Liabilities
February 29, 2024
14
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
Victory California
Bond Fund
Assets:
Investments, at value (Cost $496,272) $ 493,488
Cash 389
Receivables:
Interest 5,450
Capital shares issued 3
From Adviser 4
Total Assets 499,334
Liabilities:
Payables:
Distributions 188
Capital shares redeemed 205
Accrued expenses and other payables:
Investment advisory fees 149
Administration fees 59
Custodian fees — (a)
Transfer agent fees 17
Compliance fees — (a)
Trustees' fees — (a)
12b-1 fees — (a)
Other accrued expenses 42
Total Liabilities 660
Commitments and contingencies (Note 4 )
Net Assets:
Capital 519,194
Total accumulated earnings/(loss) (20,520)
Net Assets $ 498,674
Net Assets
Fund Shares $ 495,521
Institutional Shares 2,721
Class A 432
Total $ 498,674
Shares (unlimited number of shares authorized with no par value):
Fund Shares 47,580
Institutional Shares 261
Class A 42
Total 47,883
Net asset value, offering and redemption price per share:(b)
Fund Shares $ 10 .41
Institutional Shares 10 .41
Class A 10 .40
Maximum Sales Charge — Class A 2 .25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 10 .64
(a) Rounds to less than $1 thousand.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Year Ended February 29, 2024
15
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory California
Bond Fund
Investment Income:
Interest $ 18,917
Total Income 18,917
Expenses:
Investment advisory fees 1,823
Administration fees — Fund Shares 754
Administration fees — Institutional Shares 2
Administration fees — Class A 1
Sub-Administration fees 25
12b-1 fees — Class A 1
Custodian fees 22
Transfer agent fees — Fund Shares 132
Transfer agent fees — Institutional Shares 2
Transfer agent fees — Class A 1
Trustees' fees 47
Compliance fees 5
Legal and audit fees 57
State registration and filing fees — (a)
Other expenses 51
Recoupment of prior expenses waived/reimbursed by Adviser 1
Total Expenses 2,924
Less fees paid indirectly (21)
Expenses waived/reimbursed by Adviser (24)
Net Expenses 2,879
Net Investment Income (Loss) 16,038
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities (1,958)
Net change in unrealized appreciation/depreciation on investment securities 14,713
Net realized/unrealized gains (losses) on investments 12,755
Change in net assets resulting from operations $ 28,793
(a) Rounds to less than $1 thousand.

16
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory California Bond Fund
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 16,038 $ 15,239 $ 15,733
Net realized gains (losses) (1,958) (10,836) (469)
Net change in unrealized appreciation/depreciation 14,713 (25,775) (37,878)
Change in net assets resulting from operations 28,793 (21,372) (22,614)
Distributions to Shareholders:
Fund Shares (16,408) (14,742) (15,686)
Institutional Shares (61) (34) (16)
Class A (16) (14) (36)
Change in net assets resulting from distributions to shareholders (16,485) (14,790) (15,738)
Change in net assets resulting from capital transactions (31,728) (53,908) (17,126)
Change in net assets (19,420) (90,070) (55,478)
Net Assets:
Beginning of period 518,094 608,164 663,642
End of period $ 498,674 $ 518,094 $ 608,164
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28.

17
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory California Bond Fund
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 14,629 $ 25,920 $ 32,637
Distributions reinvested 13,970 12,676 13,547
Cost of shares redeemed (61,339) (92,965) (57,349)
Total Fund Shares $ (32,740) $ (54,369) $ (11,165)
Institutional Shares
Proceeds from shares issued $ 1,879 $ 1,097 $ 58
Distributions reinvested 58 31 15
Cost of shares redeemed (810) (158) (358)
Total Institutional Shares $ 1,127 $ 970 $ (285)
Class A
Proceeds from shares issued $ 20 $ 73 $ 25
Distributions reinvested 14 9 28
Cost of shares redeemed (149) (591) (5,729)
Total Class A $ (115) $ (509) $ (5,676)
Change in net assets resulting from capital transactions $ (31,728) $ (53,908) $ (17,126)
Share Transactions:
Fund Shares
Issued 1,431 2,534 2,826
Reinvested 1,368 1,241 1,180
Redeemed (6,022) (9,076) (5,011)
Total Fund Shares (3,223) (5,301) (1,005)
Institutional Shares
Issued 185 106 5
Reinvested 6 3 1
Redeemed (79) (15) (30)
Total Institutional Shares 112 94 (24)
Class A
Issued 2 7 2
Reinvested 1 1 2
Redeemed (14) (57) (493)
Total Class A (11) (49) (489)
Change in Shares (3,122) (5,256) (1,518)
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
18
See notes to financial statements.
Victory California Bond Fund
Fund Shares
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Year
Ended
March 31,
2020
Year
Ended
March 31,
2019
Net Asset Value, Beginning of Period $10.16 $10.81 $11.49 $11.17 $11.07 $10.92
Investment Activities:
Net investment income (loss) 0.33(b) 0.29(b) 0.27(b) 0.27(b) 0.30(b) 0.34
Net realized and unrealized gains (losses) 0.25 (0.66) (0.68) 0.32 0.10 0.15
Total from Investment Activities 0.58 (0.37) (0.41) 0.59 0.40 0.49
Distributions to Shareholders from:
Net investment income (0.33) (0.28) (0.27) (0.27) (0.30) (0.34)
Total Distributions (0.33) (0.28) (0.27) (0.27) (0.30) (0.34)
Net Asset Value, End of Period $10.41 $10.16 $10.81 $11.49 $11.17 $11.07
Total Return(c)(d) 5.87% (3.43)% (3.64)% 5.36% 3.62% 4.61%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.57%(i) 0.59% 0.55% 0.56% 0.53% 0.52%
Net Investment Income (Loss)(e) 3.18% 3.04% 2.39% 2.40% 2.66% 3.15%
Gross Expenses(e)(h) 0.58%(i) 0.59% 0.55% 0.56% 0.53% 0.52%
Supplemental Data:
Net Assets at end of period (000's) $495,521 $516,046 $606,474 $655,948 $677,785 $691,391
Portfolio Turnover(c)(j) 2% 19% 11% 32% 33% 18%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

19
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory California Bond Fund
Institutional Shares
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
June 29,
2020(b)
through
March 31,
2021
Net Asset Value, Beginning of Period $10.16 $10.81 $11.48 $11.35
Investment Activities:
Net investment income (loss)(c) 0.33 0.30 0.28 0.21
Net realized and unrealized gains (losses) 0.26 (0.67) (0.67) 0.13
Total from Investment Activities 0.59 (0.37) (0.39) 0.34
Distributions to Shareholders from:
Net investment income (0.34) (0.28) (0.28) (0.21)
Total Distributions (0.34) (0.28) (0.28) (0.21)
Net Asset Value, End of Period $10.41 $10.16 $10.81 $11.48
Total Return(d)(e) 5.92% (3.36)% (3.50)% 3.01%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h)(i) 0.52%(j) 0.51% 0.51% 0.50%
Net Investment Income (Loss)(f) 3.22% 3.17% 2.43% 2.44%
Gross Expenses(f)(i) 0.60%(j) 0.59% 0.58% 0.94%
Supplemental Data:
Net Assets at end of period (000's) $2,721 $1,515 $592 $911
Portfolio Turnover(d)(k) 2% 19% 11% 32%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning June 29, 2020, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.
(h) The amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(i) Does not include acquired fund fees and expenses, if any.
(j) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(k) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
20
See notes to financial statements.
Victory California Bond Fund
Class A
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Year
Ended
March 31,
2020
Year
Ended
March 31,
2019
Net Asset Value, Beginning of Period $10.15 $10.80 $11.47 $11.16 $11.06 $10.91
Investment Activities:
Net investment income (loss) 0.30(b) 0.26(b) 0.25(b) 0.25(b) 0.27(b) 0.32
Net realized and unrealized gains (losses) 0.26 (0.66) (0.67) 0.31 0.10 0.15
Total from Investment Activities 0.56 (0.40) (0.42) 0.56 0.37 0.47
Distributions to Shareholders from:
Net investment income (0.31) (0.25) (0.25) (0.25) (0.27) (0.32)
Total Distributions (0.31) (0.25) (0.25) (0.25) (0.27) (0.32)
Net Asset Value, End of Period $10.40 $10.15 $10.80 $11.47 $11.16 $11.06
Total Return (excludes sales charge)(c)(d) 5.66% (3.69)% (3.78)% 5.01% 3.36% 4.37%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.78%(i) 0.89% 0.79% 0.81% 0.78% 0.76%
Net Investment Income (Loss)(e) 2.99% 2.73% 2.15% 2.15% 2.41% 2.92%
Gross Expenses(e)(h) 0.86%(i) 0.97% 0.85% 0.88% 0.78% 0.76%
Supplemental Data:
Net Assets at end of period (000's) $432 $533 $1,098 $6,783 $6,381 $7,005
Portfolio Turnover(c)(j) 2% 19% 11% 32% 33% 18%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
February 29, 2024
Victory Portfolios III
21
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following Fund (the "Fund"):
The Fund is classified as diversified under the 1940 Act. Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the
“Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the "Board"),  has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s net asset value to be more reliable than it otherwise would be.
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory California Bond Fund California Bond Fund Fund Shares, Institutional Shares,
and Class A

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
22
A summary of the valuations as of February 29, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of February 29, 2024, there were no significant transfers into/out of Level 3.
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Interest income is recorded daily on the accrual basis. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28 or February 29 for leap years.
For the year ended February 29, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended February 29, 2024, were as follows (amounts in thousands):
Level 1 Level 2 Level 3 Total
California Bond Fund
Municipal Bonds .............................................. $ — $ 493,488 $ — $ 493,488
Total ....................................................... $ — $ 493,488 $ — $ 493,488
Excluding U.S. Government
Securities
Purchases Sales
California Bond Fund ....................................................................... $ 11,566 $ 44,550

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
23
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”).
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the first $50 million of the Fund's average daily net assets, 0.40%
of that portion of the Fund's average daily net assets over $50 million but not over $100 million, and 0.30% of that portion of the Fund's average daily net assets over $100 million. Amounts incurred and paid to VCM for the year ended February 29, 2024, are reflected on the Statement of
Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper California Municipal Debt Funds Index. The Lipper California Municipal Debt Funds Index tracks the total return performance of the largest funds within the Lipper California Municipal Debt Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
(
a
)
Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper California Municipal Debt Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the year ended February 29, 2024, performance adjustments were:
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the year ended February
29, 2024, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, and 0.15%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, and Class A, respectively. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as Sub-Administration
fees.
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 20 to 50  +/- 4
+/- 51 to 100  +/- 5
+/- 101 and greater  +/- 6
California Bond Fund Fund Shares
Institutional
Shares Class A
in thousands $ 157 $ —(a) $ (—)(b )
as annual % rate 0.03% 0.02% (0.02)%
(a) Rounds to less than $1 thousand.
(b) Rounds to less than $(1) thousand.

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
24
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares and Class A are paid monthly based on a fee accrued daily at an annualized rate of 0.10% and 0.10%, respectively, of average daily net assets, plus out-of-pocket expenses.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to the Distributor for the year ended February 29, 2024, are reflected on the Statement of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the year ended February 29, 2024, the
Distributor did not receive any commissions.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the year ended
February 29, 2024, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2024. Under the terms of the agreement, the
Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the
Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits.
As of February 29, 2024, the expense limits (excluding voluntary waivers) were:
Under the terms of the expense limitation agreement, as amended June 22, 2023, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at February 29, 2024. For the year ended February 29, 2024, recoupment in the amount of $1 thousand was paid to the Adviser.
As of February 29, 2024, the following amounts are available to be repaid to the Adviser (amounts in thousands):
* Amount expired March 31, 2024.
** Amount expires by March 31, 2025.
In effect until June 30, 2024
Fund Shares Institutional Shares Class A
California Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.54% 0.50% 0.80%
Expires
2024*
Expires
2025**
Expires
2026
Expires
2027 Total
California Bond Fund ...................................... $ 1 $ 2 $ 15 $ 24 $ 42

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
25
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended February 29, 2024.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
State-Specific Risk — Because the Fund invests in California tax-exempt securities, the Fund is more susceptible to adverse economic, political, and regulatory changes affecting tax-exempt securities issuers in California, such as changes to state laws and policies, economic issues that affect critical industries, large employers, or weakened real estate prices, and existing debt levels and state budget priorities. In addition, the economic affects regarding COVID-19 and elevated global inflation may exacerbate some or all of these risks. The Fund’s performance will be affected by the fiscal and economic health of California and its municipalities and their ability to issue and repay debt. The Fund is more vulnerable to unfavorable developments in California than are funds that invest in municipal securities of multiple states.
Debt Securities Risk  — The value of a debt security or other income-producing security changes in response to various factors including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer's ability to timely meet its debt obligations as they come due.
Credit Risk — The fixed-income securities in the Fund’s portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-
income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.
Interest Rate Risk  — The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for debt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates.
To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can increase the security’s sensitivity to interest rate changes.
Decisions by the U.S. Federal Reserve (also known as the “Fed”)  regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended February 29, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 26, 2024, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the year ended February 29, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
26
is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the year ended February 29, 2024.
7. Federal Income Tax Information:
Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of February 29, 2024, on the Statement of Assets and Liabilities, there were no permanent book-to-tax difference reclassification adjustments.
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
*Effective February 28, 2023, the Fund's fiscal year end changed from March 31 to February 28.
As of February 29, 2024, the components of accumulated earnings/(loss) on a tax basis were as follows (amounts in thousands):
As of February 29, 2024, the Fund had net capital loss carryforwards as shown in the table below (amounts in thousands). It is unlikely that the
Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
Year Ended February 29, 2024
Tax-Exempt
Income
Total
Distributions
Paid
California Bond Fund ..................................................................... $ 16,485 $ 16,485
11 Months Ended February 28, 2023*
Tax-Exempt
Income
Total
Distributions
Paid
California Bond Fund ..................................................................... $ 14,790 $ 14,790
Year Ended March 31, 2022
Tax-Exempt
Income
Total
Distributions
Paid
California Bond Fund ..................................................................... $ 15,738 $ 15,738
Undistributed
Tax-Exempt
Income
Distributions
Payable
Accumulated
Earnings
(Loss)
Accumulated
Capital and
Other Losses
Unrealized
Appreciation
(Depreciation)
Total
Accumulated
Earnings
(Loss)
California Bond Fund ............ $ 1,227 $ (1,268) $ (41) $ (17,695) $ (2,784) $ (20,520)
Short-Term
Amount
Long-Term
Amount Total
California Bond Fund ................................................... $ (4,868) $ (12,827) $ (17,695)

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
27
As of February 29, 2024, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
8. New Regulatory Pronouncement:
In October 2022, the SEC adopted the Tailored Shareholder Reports Rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
California Bond Fund ................................. $ 496,272 $ 7,736 $ (10,520) $ (2,784)

28
Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Victory California Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Victory California Bond Fund (the “Fund”) (one of the funds constituting
Victory Portfolios III (the “Trust”)), including the schedule of portfolio investments, as of February 29, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended and the period from April 1, 2022 through
February 28, 2023 and the year ended March 31, 2022, the financial highlights for the year then ended and the period from April 1, 2022 through
February 28, 2023 and each of the four years in the period ended March 31, 2022, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Victory Portfolios III) at February 29, 2024, the results of its operations for the year then ended, the changes in its net assets for the year then ended and the period from April 1, 2022 through February 28, 2023 and the year ended March 31, 2022, and its financial highlights for the year then ended and the period from April 1, 2022 through February 28, 2023 and each of the four years in the period ended March 31,
2022, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 29, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Victory Capital investment companies since 1995.
San Antonio, Texas
April 26, 2024

Supplemental Information
February 29, 2024
Victory Portfolios III
29
(Unaudited)
Trustee and Officer Information
Board of Trustees:
Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the
State of Delaware. There are currently seven Trustees, six of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (“Independent Trustees”) and one of whom is an “interested person” of the Trust within the meaning of that term under the
1940 Act (“Interested Trustee”). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.
The following tables list the Trustees, their date of birth, position with the Trust, commencement of service, principal occupations during the past five years, and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange
Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 45 portfolios in the Trust. Each Trustee’s address is c/o Fund
Administration, 15935 La Cantera Pkwy, San Antonio, TX 78256.
Name and Date of
Birth
Position Held with the
Trust
Date Commenced
Service
Principal Occupation During Past
5 Years
Other Directorships Held During Past
5 Years
Independent Trustees
Jefferson C. Boyce
(September 1957)
Independent
Chair
Trustee since
September 2013,
Independent Chair
since January 2021
Retired. Westhab, Inc., New York Theological
Seminary, American Filtration Corp.
Dawn M. Hawley
(February 1954)
Trustee April 2014 Retired. None.
Daniel S. McNamara
(June 1966)
Trustee January 2012 Trustee, President, and Vice
Chairman of USAA ETF Trust (6/17-
6/19); President of Financial Advice
& Solutions Group (FASG), USAA
(2/13-3/21); Director of USAA Asset
Management Company (AMCO),
(8/11-6/19); Chairman of Board of
AMCO (4/13-6/19); Director of
USAA Investment Services Company
(ISCO) (formerly USAA Investment
Management Company) (9/09-3/21);
Chairman of Board of ISCO (4/13-
12/20); President and Director of
USAA Shareholder Account Services
(SAS) (10/09-6/19); Chairman of
Board of SAS (4/13-6/19); Senior
Vice President of USAA Financial
Planning Services Insurance Agency,
Inc. (FPS) (4/11-3/21); Director and
Vice Chairman of FPS (12/13-3/21);
President and Director of USAA
Investment Corporation (ICORP)
(3/10-3/21); Chairman of Board of
ICORP (12/13-3/21); Director of
USAA Financial Advisors, Inc. (FAI)
(12/13-3/21); Chairman of Board of
FAI (3/15-3/21).
None.
Richard Y.
Newton, III
(January 1956)
Trustee March 2017 Director, Elta North America (1/18-
8/19), which is a global leader in the
design, manufacture, and support
of innovative electronic systems in
the ground, maritime, airborne, and
security domains for the nation’s
warfighters, security personnel, and
first responders; Managing Partner,
Pioneer Partnership Development
Group (12/15-present).
Terran Orbital Corp., American Made
Filtration Corp.

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
30
(Unaudited)
* Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.
The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.
Barbara B. Ostdiek,
Ph.D. (March 1964)
Trustee January 2008 Senior Associate Dean of Degree
programs at Jesse H. Jones Graduate
School of Business at Rice University
(7/13-present); Associate Professor
of Finance at Jesse H. Jones Graduate
School of Business at Rice University
(7/01-7/21); Professor of Finance
at Jesse H. Jones Graduate School
of Business at Rice University
(7/21-present).
None.
John C. Walters
(February 1962)
Trustee July 2019 Retired. Guardian Variable Products Trust
(16 series)
Interested Trustee
David C. Brown*
(May 1972)
Trustee July 2019 Chief Executive Officer and
Chairman (since 2013), the Adviser;
Chief Executive Officer and
Chairman (since 2013), Victory
Capital Holdings, Inc.; Director
(since 2013), Victory Capital
Services, Inc.; Director (since 2019),
Victory Capital Transfer Agency, Inc.
Trustee, Victory Portfolios; Board
Member, Victory Capital Services, Inc.

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
31
(Unaudited)
Officers:
The officers of the Trust are elected by the Board to actively supervise the Trust’s day-to-day operations. The officers of the Trust, their date of birth, the length of time served, and their principal occupations during the past five years are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the
Trust is 15935 La Cantera Parkway, San Antonio, Texas 78256. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.
Name and Date of Birth Position with the Trust
Date Commenced
Service Principal Occupation During Past 5 Years
James K. De Vries
(April 1969)
President March 2018 Head of Fund Administration, the Adviser (5/1/23-present); Vice
President, Victory Capital Transfer Agency, Inc. (4/20/23-present);
Executive Director, the Adviser (7/1/19-4/30/23); Executive
Director, Investment and Financial Administration, USAA (2012-
6/30/19); Treasurer, USAA Mutual Funds Trust (2018-4/30/23).
Mr. De Vries also serves as the Principal Executive Officer for the Funds, Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.
Scott A. Stahorsky
(July 1969)
Vice President July 2019 Director, Third-Party Dealer Services & Reg Administration, Fund
Administration, the Adviser (5/1/23-present); Vice President,
Victory Capital Transfer Agency, Inc. (4/20/23-present); Manager,
Fund Administration, the Adviser (2015-4/30/23). Mr. Stahorsky
also serves as Vice President of Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Thomas Dusenberry
(July 1977)
Secretary June 2022 Director, Fund Administration, the Adviser (5/1/23-present);
Manager, Fund Administration, the Adviser (2022-4/30/23);
Treasurer and Principal Financial Officer (2020-2022), Assistant
Treasurer (2019), Salient MF Trust, Salient Midstream, MLP
Fund, and Forward Funds; Principal Financial Officer (2018-
2021) and Treasurer (2020-2021), Salient Private Access Funds
and Endowment PMF Funds; Senior Vice President of Fund
Accounting and Operations, Salient Partners (2020-2022); Director
of Fund Operations, Salient Partners (2016-2019). Mr. Dusenberry
also serves as Secretary of Victory Portfolios, Victory Portfolios II
and Victory Variable Insurance Funds.
Allan Shaer
(March 1965)
Treasurer July 2019 Senior Vice President, Financial Administration, Citi Fund Services
Ohio, Inc. (since 2016). Mr. Shaer also serves as the Funds’
Principal Financial and Accounting Officer. Mr. Shaer also serves as Treasurer of Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.
Christopher A. Ponte
(March 1984)
Assistant Treasurer May 2023 Director, Fund and Broker Dealer Finance, the Adviser
(5/1/23-present); Manager, Fund Administration, the Adviser
(2017-4/30/23); Chief Financial Officer, Victory Capital Services,
Inc. (since 2018). Mr. Ponte also serves as Assistant Treasurer of Victory Portfolios, Victory Portfolios II and Victory Variable
Insurance Funds.
Carol D. Trevino
(October 1965)
Assistant Treasurer September 2018 Director, Financial Reporting, Fund Administration, the Adviser
(5/1/23-present); Director, Accounting and Finance, the Adviser
(7/1/19-4/30/23); Accounting/Financial Director, USAA (12/13-
6/30/19). Ms. Trevino also serves as Assistant Treasurer Victory
Portfolios, Victory Portfolios II and Victory Variable Insurance
Funds.
Sean Fox
(September 1976)
Chief Compliance Officer June 2022 Senior Compliance Officer, the Adviser (2019-present);
Compliance Officer, the Adviser (2015-2019). Mr. Fox also
serves as Chief Compliance Officer for Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Michael Bryan
(December 1962)
Anti-Money Laundering
Compliance Officer and
Identity Theft Officer
May 2023 Vice President, CCO Compliance Support Services, Citi Fund
Services Ohio, Inc. (2008-present). Mr. Bryan also serves as the
Anti-Money Laundering Compliance Officer and identity Theft
Officer for Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.

Victory Portfolios III
32
(Unaudited)
Supplemental Information — continued
February 29, 2024
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Fund’s Statement of Additional Information on our website or upon request by calling 800-235-8396. The Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and is available on the SEC’s website at sec.gov.
Expense Examples
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2)
ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1,
2023, through February 29, 2024.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
9/1/23
Actual
Ending
Account
Value
2/29/24
Hypothetical
Ending
Account
Value
2/29/24
Actual
Expenses
Paid During
Period
9/1/23 - 2/29/24*
Hypothetical
Expenses
Paid During
Period
9/1/23 - 2/29/24*
Annualized
Expense Ratio
During Period
9/1/23 - 2/29/24
California Bond Fund
Fund Shares ............................ $ 1,000.00 $ 1,043.60 $ 1,021.98 $ 2.95 $ 2.92 0.58%
Institutional Shares ....................... 1,000.00 1,043.90 1,022.28 2.64 2.61 0.52%
Class A ............................... 1,000.00 1,042.40 1,020.79 4.16 4.12 0.82%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Portfolios III
33
(Unaudited)
Supplemental Information — continued
February 29, 2024
Additional Federal Income Tax Information
For the fiscal year ended February 29, 2024, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
For the year ended February 29, 2024, the Fund designated tax-exempt distributions in the amount of $16,485 thousand.

Victory Portfolios III
34
(Unaudited)
Supplemental Information — continued
February 29, 2024
Considerations of the Board in Continuing the Investment Advisory Agreements
Victory California Bond Fund (the “Fund”)
At a meeting of the Board of Trustees (the “Board”) of Victory Portfolios III (the “Trust”) held on December 7-8, 2023, the Board, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the
“Independent Trustees”), approved for an annual period the continuance of the Investment Advisory Agreement (the “Advisory Agreement”)
between the Trust and Victory Capital Management Inc. (the “Adviser”) with respect to the Fund. Prior to the December 7-8, 2023 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 17, 2023.
In advance of the foregoing meetings, the Trustees requested, received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund’s investment performance, expenses, and fees to comparable investment companies; (ii)
information concerning the services rendered to the Fund, as well as information regarding the Adviser’s revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser’s operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees (“Independent Counsel”) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The
Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with
Independent Counsel at which no representatives of management were present.
At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund’s performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser’s profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board’s and its committees’ consideration of the Advisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser in prior years and that the Board’s conclusions may be based, in part, on its consideration of these same arrangements in prior years.
ADVISORY AGREEMENT
After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.
Nature, Extent, and Quality of Services – In considering the nature, extent, and quality of the services provided by the Adviser under the
Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board considered that the Adviser manages the Fund’s assets directly through one or more investment franchises, and in doing so, continuously supervises the investment and reinvestment of cash and securities comprising the Fund’s assets. The Board also considered that the Adviser monitors pertinent economic, statistical, and financial data to determine which issuers and securities to include in the Fund’s portfolio as part of a continuous investment program. The Board also took into account its knowledge of the Adviser’s management and the quality of the performance of the
Adviser’s duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the
Fund, the Adviser and its affiliates provide administrative services, transfer agency services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the
Trust.
The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund’s compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.
The Board considered the Adviser’s management style and the performance of the Adviser’s duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund’s brokerage, including the Adviser’s process for monitoring “best execution,” also was considered. The Adviser’s role in coordinating the activities of the Fund’s other service providers was also considered.
The Board also considered the Adviser’s risk management processes. The Board considered the Adviser’s financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
35
(Unaudited)
Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.
The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the
Adviser’s oversight of the Fund’s day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser’s compliance and administrative staff.
Expenses and Performance – In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund’s advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund’s expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the “expense group”) and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the “expense universe”). Among other data, the Board noted
that the Fund’s net management fee rate – which includes advisory and administrative services and the effects of any performance adjustment, as well as any fee waivers and reimbursements - was above the medians of its expense group and expense universe. The data indicated that the
Fund’s total expenses, including after any reimbursements, were above the medians of its expense group and expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above, and noted the high quality of services received by the Fund.
In considering the Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund’s performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund’s average annual total returns relative to its
Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the “performance universe”). The
Fund’s performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/
objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund’s performance was above the average of its performance universe and its Lipper index for the one-, three-, five- and ten-year periods ended June
30, 2023.
As part of its consideration, the Board factored into its evaluation of the Fund’s expenses and performance, the potential limitations inherent in the methodology used by the independent third party for developing and constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. In this regard, the Board also noted that the methodology may result in the Fund’s being included in one peer group one year and in a different peer group the next, and in similar funds being included in different peer groups. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by the third party provided a useful measure of comparative expenses and performance.
Compensation and Profitability – The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser’s business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the
Adviser reimbursed or waived a portion of its management fees to the Fund. The Trustees reviewed the profitability of the Adviser’s relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide transfer agency services, shareholder servicing and administrative services to the Fund for which they receive compensation. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.
Economies of Scale – The Board noted that the Fund has advisory fee breakpoints that allow the Fund to participate in economies of scale and that such economies of scale were currently reflected in the advisory fee. The Board also considered the fee waiver and expense reimbursement arrangements by the Adviser. The Board also considered the effect of the change in size, if any, of each of the Fund’s classes on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board also considered the Adviser’s reinvestment in the business in the form of adding to investment capabilities and resources, improvements in technology, and customer service. The Board determined that the current investment management fee structure was reasonable.
Other Benefits – The Board also considered the potential direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. These potential benefits included, among other things, the opportunity to offer additional products and services to the Fund’s shareholders.
Conclusions – The Board reached the following conclusions regarding the Fund’s Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund’s advisory fees are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser’s and its affiliates’ level of profitability from their relationship with the

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
36
(Unaudited)
Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

Victory Portfolios III
37
(Unaudited)
Supplemental Information — continued
February 29, 2024
Liquidity Risk Management Program:
The Fund has adopted and implemented a written liquidity risk management program (the “LRMP”) as required by Rule 22e-4 under the
Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to
Financial Statements). The Fund’s Board of Trustees approved the appointment of the Fund’s investment adviser, Victory Capital Management
Inc. (“Victory Capital”), as the administrator of the LRMP.
Victory Capital manages liquidity risks associated with the Fund’s investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of the Fund’s investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid, or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Fund’s portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.
At a meeting held on March 15, 2024, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Fund did not experience any significant liquidity challenges during the covered period, and the Fund’s LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure the Fund is able to meet redemption requests without significant dilution to the remaining investors’ interest in the Fund. During the review period, the Fund’s portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that the
Fund reasonably expected to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a highly liquid investment minimum. The Fund’s investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-RN and recommended no material changes to the LRMP.

Victory Portfolios III
38
(Unaudited)
Supplemental Information — continued
February 29, 2024
Privacy Policy
Facts
WHAT DOES VICTORY
DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect, and share depend on the product or service you have with us. This information can include:
■ Social Security number and income.
■ Account balances and account transactions.
■ Data from public sources and third-party data services.
How?
All financial companies need to share customers’ personal information to run their everyday business as permitted by law. For example, we share with print and mail companies that assist us in sending mail. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons Victory chooses to share and whether you can limit this sharing.
Reasons we can share your personal information
Does
Victory
share?
Can you limit
this sharing?
For our everyday business purposes —
such as to process your transactions, maintain your accounts, respond to court orders and legal investigations, or report to credit bureaus
Yes No
For our marketing purposes —
to offer products and services provided by Victory
Yes No
For joint marketing —
sharing with other financial companies to jointly market the other company’s products or services
No
We do not
share
For everyday business purposes of the Victory family of companies —
this can include information about your Victory transactions and experiences
Yes No
For everyday business purposes of the Victory family of companies —
this can include information about your creditworthiness or insurability
No
We do not
share
For non-Victory companies to market to you
No
We do not
share

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
39
(Unaudited)
To limit our
sharing
■ Visit us online: vcm.com/optout
■ Call (877) 660-4400 – our menu will prompt you through your choices.
Please note:
If you are a new customer, we can begin sharing this information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share and protect your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call your account representative or (877) 660-4400 and ask to speak to a representative.
Who we are
Who is providing this notice? Victory Capital Holdings, Inc., and its family of companies, including companies identified with the Victory Capital name as described in the affiliates section below.
What we do
How does Victory protect my
personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Victory collect my
personal information?
We collect your personal information, for example, when you:
■ Open an account or make deposits or withdrawals from your account.
■ Give us your contact or account information.
■ Direct us to buy or sell securities.
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing? Federal law gives you the right to limit only:
■ Sharing among affiliated companies for everyday business purposes information about your creditworthiness and insurability.
■ Affiliates from using your information to market to you.
■ Sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
What happens when I limit
sharing for an account I hold
jointly with someone else?
Your choices will apply to everyone on your account.
Definitions
Victory family of companies
(affiliates)
Companies owned or controlled by Victory Capital Holdings, Inc. They can be financial and nonfinancial companies in the Victory family of companies.
■ The Victory family of companies includes: companies with a Victory Capital name, including without limitation Victory Capital Services, Inc., Victory
Capital Transfer Agency, Inc., Victory Capital Management Inc. and its
subsidiaries, RS Investments (UK) Limited, RS Investments (Hong Kong)
Limited, and RS Investment Management (Singapore) Pte. Ltd., as well as pooled vehicles managed or administered by Victory Capital Management
Inc., from time to time.

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
40
(Unaudited)
Non-Victory companies
(nonaffiliates)
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
■ We only share with non-Victory companies to service transactions you request or as necessary to provide our services.
■ We do not share with non-Victory companies so they can market their products to you.
Joint Marketing A formal agreement between a Victory company and a non-Victory financial company to market the non-Victory company’s products or services to you.
■ We do not share with any non-Victory financial company for joint marketing.
Other important information
For Nevada Residents : Nevada law requires that we tell you about the option to be placed on our internal do-
not-call list. If you’d rather not receive sales calls from us, please call (877) 660-4400 and ask to speak to a representative so we can place you on our do-not-call list.
You may also contact: Bureau of Consumer Protection Office of the Nevada Attorney General, 555 E. Washington
Ave., Ste. 3900, Las Vegas, NV 89101, call 1-702-486-3132 or Email: BCPINFO@ag.state.nv.us.
For Vermont Residents : In accordance with Vermont law, we will not share information we collect about you with companies who are not affiliates, except as permitted by law, such as with your consent or to service your accounts.
We will not share information about your creditworthiness with our affiliates without your authorization or consent, but we may share information about our transactions or experiences with you with our affiliates as permitted by law.
For California Residents : In accordance with California law, we will not share information we collect about you with nonaffiliates, except as allowed by law. For example, we may share information with your consent or to service your accounts. Among our affiliates, we will limit information sharing to the extent required by California law.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
40860-0424

February 29, 2024
Annual Report
Victory Cornerstone Aggressive Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Shareholder Letter (Unaudited) 2
Manager’s Commentary (Unaudited) 4
Investment Overview (Unaudited) 6
Investment Objective and Portfolio Holdings (Unaudited) 7
Schedule of Portfolio Investments 8
Financial Statements
Statement of Assets and Liabilities
16
Statement of Operations
17
Statements of Changes in Net Assets
18
Financial Highlights
19
Notes to Financial Statements 20
Report of Independent Registered Public Accounting Firm 29
Supplemental Information (Unaudited)
Trustee and Officer Information
30
Proxy Voting and Portfolio Holdings Information
33
Expense Example
33
Additional Federal Income Tax Information
34
Advisory Contract Approval
35
Liquidity Risk Management Program
38
Privacy Policy
39

2
Victory Funds Letter to Shareholders
(Unaudited)
Dear Shareholder,
The past year provided us with a stark reminder of just how quickly the investing environment and sentiment can shift. Fortunately, this time the change was for the better.
While 2022 was marred by stomach-churning volatility and steep drawdowns in both equities and bonds, it was a different story in our most recent annual reporting period ending February 29, 2024. Despite the ongoing challenges and uncertainties, investors benefited from a rebound in both stock and bond markets.
Looking back, it wasn’t clear sailing the entire year, and there were plenty of twists and turns along the way. An early-year relief rally was a welcome respite for investors, with some of the most beaten down growth-oriented sectors leading the market higher. However, the rebound was threatened in March due to some unusual turmoil within the banking sector, which resulted in the collapse of a few large regional banks. This turmoil sparked fears of a liquidity crunch and a wider banking contagion, and volatility increased while equities retreated. Fortunately, the U.S. Federal Reserve (the “Fed”) took quick action to restore confidence in the banking system. It also helped that the Fed finally paused its long series of aggressive rate hikes as inflation data finally began to cool.
Financial markets resumed their rally in the spring and early summer, but as we moved into the fall, markets reversed yet again.
Investors began wondering if the Fed would be able to remove all the excess liquidity that had been used to support the economy during the pandemic without causing a recession. Ironically, good news on the economy had become bad news on the interest-
rate outlook.
As we moved deeper into the third quarter of 2023, markets struggled with the renewed notion that interest rates would remain
“higher-for-longer,” which seemingly had become the Fed’s new mantra. Yields moved higher (peaking for the year), and equities sold off as many pundits were predicting an imminent recession.
However, as we approached year-end and eased into a new year, yields declined and equities moved sharply higher. Although it wasn’t a straight line by any means, in our view, the past 12 months have been a near-best-case scenario after the tumult of the prior year. The economy proved resilient, corporate earnings continued to meet or exceed expectations, labor markets eased, and key measures of inflation moderated. Financial markets even began pricing in a series of rate cuts for 2024, though whether this comes to fruition will be data-dependent in the months ahead.
In terms of the numbers, the S&P 500
®
Index, the bell-weather proxy for our domestic stock market, delivered an impressive total return of 30.45% for our annual reporting period. Bonds also rebounded from a dreadful prior year. The Bloomberg U.S.
Aggregate Bond Index—a proxy for a diversified fixed income portfolio and one that many investors and institutions follow closely—delivered a total return of 3.33% for the 12-month reporting period.
Although the past year was constructive for investors, it’s important to remember that it was a winding road replete with many challenges. As we have championed before, it’s vital to remain calm in the face of adversity, but it’s equally important to resist unbridled optimism when markets rally strongly. We think the best approach is to stay even keeled and unemotional, and that you should understand your own risk tolerance, maintain a well-diversified portfolio across asset classes and investment types, and make a long-term plan and stick to it. We still believe that’s the best formula for success.

3
On the following pages you will find information relating to your Victory Mutual Fund. If you have any questions, we encourage you to contact our Investment Specialist. Call 800-235-8396, or visit our website at vcm.com.
From all of us here at Victory Capital, thank you for letting us help you work toward your investment goals.
James De Vries
President,
Victory Funds

4
Victory Cornerstone Aggressive Fund
Manager’s Commentary
(Unaudited)
What were the market conditions during the reporting period?
In the second quarter of 2023, equities continued to rally. Many of the market leaders and underlying investing themes remained in place. The tech sector and other growth-oriented stocks—especially large-cap tech—moved sharply higher. Value-oriented equities also enjoyed positive results, though their gains were much more subdued during the second quarter and the first half of the year by comparison. Investors cheered the notion that the U.S. Federal Reserve (the “Fed”) would finally pause its long streak of consecutive rate hikes. After raising the federal funds rate by yet another 25 basis points (a basis point is 1/100th of a percentage point) in May 2023, the Fed took a breather, thanks largely to signs that inflation was cooling. All this fueled stocks, especially growth-oriented stocks that tend to struggle in an environment of rising interest rates (and higher capital costs). Strong labor markets and resilient consumer spending—both of which continued to surprise economists during the second quarter—also pushed stocks higher while diminishing any near-term talk of recession.
The strong equity market rally enjoyed during the first half of the year did not continue in the third quarter. Although the quarter began on a strong note with many companies exceeding earnings expectations and most sectors moving higher in July, the momentum reversed as summer progressed. Was this simply the market taking a breather after a strong run? There were several factors that conspired to undermine the rally and investor sentiment. Many investors became concerned that continued strong labor markets—normally a good thing for the economy—would keep wages (and by extension inflation) elevated. The Fed certainly noticed the labor data and pledged to remain vigilant in the inflation fight. As the third quarter progressed, the market struggled with the renewed notion that interest rates would remain “higher-for-longer,” which seemingly became the Fed’s new mantra.
After a rocky start to the fourth quarter, financial markets found their footing and coasted into year-end in what could only be described as a festive mood. October was a difficult month with both stock and bond markets facing severe headwinds. Chief among these was the notion that the Fed was not yet finished with its aggressive rate-hike campaign. Bond prices were under pressure as the 10-year Treasury yield climbed and hovered around 5%, its highest level of the year. More importantly, this was widely interpreted as a warning sign for future economic growth. In fact, many pundits were expecting an imminent recession, and stocks declined early in the quarter to reflect that possibility. Fortunately, it was a false alarm and sentiment flipped as we approached year-end. Economic growth proved resilient, corporate earnings continued to meet or exceed expectations, labor markets eased, and key measures of inflation moderated. Taming inflation has been the Fed’s primary focus, and although it remained above the stated 2% target late in the year, it was trending in the right direction and far below peak levels. This gave the
Fed the leeway to back off—and likely end—the historic rate-hike campaign.
As we moved into January of 2024, a concentrated rally led by mega-cap tech names once again led the market. In February, the major U.S. equity indices concluded the month with gains. The notable development in February revolved around the change in market anticipation regarding the timing of the first interest rate reduction. Although rate cuts are still expected to occur, most anticipate they will now come later in the year.
How did the Victory Cornerstone Aggressive Fund (the “Fund”) perform during the reporting period?
For the reporting period ended February 29, 2024, the Fund had a total return (at net asset value) of 15.33%. This compares to returns of 23.15% for the MSCI All-Country World Index, and 17.50% for the Cornerstone Aggressive Composite Index.
What strategies did you employ during the reporting period?
The Fund had a positive total return over the reporting period, as global financial markets recovered. Inflation concerns moderated and focus shifted to the possibility of global interest rates peaking which provided relief to investors. The Fund underperformed the Cornerstone Aggressive Composite Index.
Overall, the Fund benefited from an overweight to equities as the asset class significantly outperformed fixed income over the period. The Fund’s tilt to the value style over growth, and to higher-quality stocks over their lower-quality counterparts had mixed results. As investors gravitated back to mega cap growth stocks, the Fund had negative security selection in U.S. large cap equities but positive security selection in U.S. small cap and emerging market equities. Over the period, the Fund maintained an allocation to short term corporate bonds and an overall shorter duration, which contributed positively as investors weighed if and when the Fed would cut interest rates. On the other hand, tactical positions in international equities — such as the U.K and
Switzerland— dampened results.
The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

5
Victory Cornerstone Aggressive Fund
Manager’s Commentary (continued)
(Unaudited)
Our approach is to hold a core, diversified portfolio, while accounting for both current risks and longer-term opportunities. We stay focused on fundamentals, valuations, and diversification. The Fund tilts to the value style over growth, and to higher-quality stocks over their lower-quality counterparts. We believe this approach is prudent for long-term investors and is particularly important now given the elevated uncertainty in the outlook for the economy and markets.
Thank you for allowing us to assist you with your investment needs.

6
Victory Cornerstone Aggressive Fund
Investment Overview
(Unaudited)
High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
Victory Cornerstone Aggressive Fund — Growth of $10,000
1
The unmanaged MSCI All-Country World Index is a free float-adjusted, market-capitalization-weighted index designed to measure the performance of large- and mid-cap stocks across developed and emerging markets. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
2
The Cornerstone Aggressive Composite Index is a combination of unmanaged indexes representing the Fund’s model allocation, and consists of the
MSCI USA Investable Market Index (IMI) Gross (46%), the MSCI ACWI ex USA IMI Net (30%), the Bloomberg U.S. Universal Index (18%), the Bloomberg
Commodity Index Total Return (2%), the MSCI U.S. Real Estate Investment Trust (REIT) Index Gross (2%), and the Bloomberg U.S. Treasury - Bills
(1-3M) (2%). This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended February 29, 2024
Fund
Shares
INCEPTION DATE 6/8/12
Net Asset
Value
MSCI All-Country
World Index
1
Cornerstone
Aggressive
Composite
Index
2
One Year 15.33% 23.15% 17.50%
Five Year 7.47% 10.51% 8.71%
Ten Year 5.62% 8.37% 7.37%

7
Victory Portfolios III
Victory Cornerstone Aggressive Fund
February 29, 2024
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks capital appreciation over the long term and also considers the potential for current income.
Top 10 Holdings*:
February 29, 2024
(% of Net Assets)
Asset Allocation*:
February 29, 2024
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
VictoryShares Core Intermediate Bond ETF
9.1%
Schwab Fundamental International Large Co. Index ETF
7.5%
Vanguard FTSE Developed Markets ETF
6.8%
Vanguard S&P 500 ETF
3.7%
iShares Core S&P 500 ETF
3.7%
Schwab Fundamental Emerging Markets Large Co. Index ETF
3.1%
Vanguard FTSE Emerging Markets ETF
2.8%
Microsoft Corp.
2.7%
iShares MSCI Japan ETF
2.5%
Apple, Inc.
2.2%

Schedule of Portfolio Investments
February 29, 2024
Victory Portfolios III
Victory Cornerstone Aggressive Fund
8
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (39.0%)
Communication Services (3.5%):
Alphabet, Inc. , Class C (a) ................................................. 39,687 $ 5,548
AT&T, Inc. ........................................................... 16,903 286
Comcast Corp. , Class A .................................................. 20,164 864
IDT Corp. , Class B (a) .................................................... 3,559 132
Meta Platforms, Inc. , Class A .............................................. 10,122 4,961
Netflix, Inc. (a) ......................................................... 576 347
Shutterstock, Inc. ....................................................... 2,186 107
TEGNA, Inc. .......................................................... 9,998 140
Thryv Holdings, Inc. (a) .................................................. 4,906 103
Verizon Communications, Inc. .............................................. 9,672 387
Yelp, Inc. (a) ........................................................... 3,827 147
Ziff Davis, Inc. (a) ....................................................... 1,469 101
ZipRecruiter, Inc. (a) ..................................................... 9,544 121
13,244
Consumer Discretionary (4.1%):
Academy Sports & Outdoors, Inc. ........................................... 1,822 136
Asbury Automotive Group, Inc. (a) ........................................... 728 152
AutoNation, Inc. (a) ..................................................... 3,238 485
AutoZone, Inc. (a) ....................................................... 317 953
Beazer Homes USA, Inc. (a) ............................................... 3,405 107
Best Buy Co., Inc. ...................................................... 4,030 326
Booking Holdings, Inc. (a) ................................................. 233 808
Cavco Industries, Inc. (a) .................................................. 372 139
D.R. Horton, Inc. ....................................................... 4,430 662
Deckers Outdoor Corp. (a) ................................................. 763 683
Designer Brands, Inc. , Class A ............................................. 5,620 59
Dillard's, Inc. , Class A ................................................... 249 103
Expedia Group, Inc. (a) ................................................... 4,363 597
Foot Locker, Inc. ....................................................... 2,541 87
Ford Motor Co. ........................................................ 26,424 329
General Motors Co. ..................................................... 9,766 400
G-III Apparel Group Ltd. (a) ............................................... 3,999 133
Group 1 Automotive, Inc. ................................................. 561 152
Hibbett, Inc. .......................................................... 1,424 117
Hovnanian Enterprises, Inc. , Class A (a) ....................................... 437 68
KB Home ............................................................ 2,511 167
LCI Industries ......................................................... 937 118
Lennar Corp. , Class A .................................................... 5,486 870
Lowe's Cos., Inc. ....................................................... 1,330 320
M/I Homes, Inc. (a) ...................................................... 1,200 152
McDonald's Corp. ...................................................... 974 285
Murphy USA, Inc. ...................................................... 1,655 690
NVR, Inc. (a) .......................................................... 96 732
O'Reilly Automotive, Inc. (a) ............................................... 896 974
Papa John's International, Inc. .............................................. 1,912 137
Perdoceo Education Corp. ................................................. 7,234 129
PulteGroup, Inc. ........................................................ 8,458 917
Signet Jewelers Ltd. ..................................................... 1,495 152
Smith & Wesson Brands, Inc. .............................................. 6,700 92
Starbucks Corp. ........................................................ 2,510 238
Steven Madden Ltd. ..................................................... 3,201 137
Taylor Morrison Home Corp. (a) ............................................ 3,424 194
The Buckle, Inc. ........................................................ 2,338 96
The Home Depot, Inc. ................................................... 880 335
Toll Brothers, Inc. ...................................................... 8,171 937
TopBuild Corp. (a) ...................................................... 2,253 906
Tri Pointe Homes, Inc. (a) ................................................. 4,183 148
Ulta Beauty, Inc. (a) ..................................................... 663 364
Winmark Corp. ........................................................ 128 49

Victory Portfolios III
Victory Cornerstone Aggressive Fund
9
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Winnebago Industries, Inc. ................................................ 1,905 $ 137
15,772
Consumer Staples (2.2%):
Altria Group, Inc. ....................................................... 22,360 915
Cal-Maine Foods, Inc. ................................................... 2,315 133
Central Garden & Pet Co. , Class A (a) ........................................ 2,826 106
Coca-Cola Consolidated, Inc. .............................................. 164 138
Colgate-Palmolive Co. ................................................... 8,414 728
Costco Wholesale Corp. .................................................. 1,870 1,391
Ingles Markets, Inc. , Class A ............................................... 1,628 125
Kimberly-Clark Corp. .................................................... 4,824 585
Philip Morris International, Inc. ............................................. 8,685 781
The Andersons, Inc. ..................................................... 849 47
The Kraft Heinz Co. ..................................................... 7,913 279
The Kroger Co. ........................................................ 12,523 621
The Procter & Gamble Co. ................................................ 8,661 1,377
USANA Health Sciences, Inc. (a) ............................................ 1,695 82
Walmart, Inc. .......................................................... 18,939 1,110
8,418
Energy (1.5%):
APA Corp. ............................................................ 7,505 223
ChampionX Corp. ...................................................... 5,575 173
Chevron Corp. ......................................................... 1,898 288
Chord Energy Corp. ..................................................... 949 154
Civitas Resources, Inc. ................................................... 2,579 177
ConocoPhillips ........................................................ 7,346 827
CONSOL Energy, Inc. ................................................... 1,715 147
Crescent Energy Co. , Class A .............................................. 9,839 110
Devon Energy Corp. ..................................................... 6,074 268
EOG Resources, Inc. .................................................... 2,229 255
Liberty Energy, Inc. ..................................................... 7,047 151
Magnolia Oil & Gas Corp. , Class A .......................................... 6,942 157
Marathon Oil Corp. ..................................................... 10,874 264
Marathon Petroleum Corp. ................................................ 6,069 1,027
Matador Resources Co. ................................................... 1,689 107
Murphy Oil Corp. ...................................................... 4,300 171
PBF Energy, Inc. , Class A ................................................. 3,259 152
SilverBow Resources, Inc. (a) .............................................. 1,829 52
SM Energy Co. ........................................................ 3,728 163
Teekay Corp. (a) ........................................................ 10,031 76
Valero Energy Corp. ..................................................... 5,597 792
Vital Energy, Inc. (a) ..................................................... 2,199 111
5,845
Financials (4.2%):
Aflac, Inc. ............................................................ 3,314 268
American Express Co. ................................................... 4,640 1,018
Ameriprise Financial, Inc. ................................................. 2,265 923
Apollo Commercial Real Estate Finance, Inc. ................................... 4,236 47
Apollo Global Management, Inc. ............................................ 8,123 908
Artisan Partners Asset Management, Inc. , Class A ................................ 3,307 142
Bread Financial Holdings, Inc. ............................................. 3,531 135
Capital One Financial Corp. ............................................... 2,563 353
Cathay General Bancorp .................................................. 3,986 156
CNO Financial Group, Inc. ................................................ 4,671 125
Corebridge Financial, Inc. ................................................. 11,100 276
Customers Bancorp, Inc. (a) ................................................ 1,866 101
Discover Financial Services ............................................... 6,902 833
Donnelley Financial Solutions, Inc. (a) ........................................ 1,941 125
Enova International, Inc. (a) ................................................ 2,941 186
Essent Group Ltd. ...................................................... 3,180 170
Everest Group Ltd. ...................................................... 1,022 377

Victory Portfolios III
Victory Cornerstone Aggressive Fund
10
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
EVERTEC, Inc. ........................................................ 2,880 $ 104
FactSet Research Systems, Inc. ............................................. 579 268
First BanCorp ......................................................... 8,632 147
First Citizens BancShares, Inc. , Class A ....................................... 171 269
Fiserv, Inc. (a) .......................................................... 2,155 322
Fulton Financial Corp. ................................................... 6,937 107
Genworth Financial, Inc. (a) ................................................ 24,462 150
Hancock Whitney Corp. .................................................. 3,480 152
Heartland Financial USA, Inc. .............................................. 3,902 133
Hope Bancorp, Inc. ..................................................... 4,092 45
International Bancshares Corp. ............................................. 3,374 175
Jackson Financial, Inc. , Class A ............................................. 3,084 170
JPMorgan Chase & Co. .................................................. 12,482 2,322
Lakeland Financial Corp. ................................................. 1,572 100
Marsh & McLennan Cos., Inc. ............................................. 1,355 274
Mastercard, Inc. , Class A ................................................. 679 322
Moelis & Co. , Class A ................................................... 2,756 149
MSCI, Inc. ........................................................... 513 288
OFG Bancorp ......................................................... 4,300 156
PennyMac Financial Services, Inc. .......................................... 1,562 133
Preferred Bank ......................................................... 1,716 123
PROG Holdings, Inc. (a) .................................................. 4,290 132
Radian Group, Inc. ...................................................... 5,297 154
Regions Financial Corp. .................................................. 16,727 312
Selective Insurance Group, Inc. ............................................. 1,371 143
Skyward Specialty Insurance Group, Inc. (a) .................................... 1,567 57
Stewart Information Services Corp. .......................................... 1,793 113
T. Rowe Price Group, Inc. ................................................. 2,760 313
The Bancorp, Inc. (a) ..................................................... 3,005 134
The Bank of New York Mellon Corp. ......................................... 5,791 325
The Bank of NT Butterfield & Son Ltd. ....................................... 1,291 39
The Goldman Sachs Group, Inc. ............................................ 799 311
U.S. Bancorp .......................................................... 7,212 303
UMB Financial Corp. .................................................... 1,813 148
Valley National Bancorp .................................................. 14,350 117
Veritex Holdings, Inc. .................................................... 2,448 48
Visa, Inc. , Class A ...................................................... 4,225 1,194
Westamerica Bancorp .................................................... 1,005 46
15,941
Health Care (5.2%):
AbbVie, Inc. .......................................................... 9,873 1,738
ACADIA Pharmaceuticals, Inc. (a) ........................................... 4,594 107
Alector, Inc. (a) ......................................................... 12,219 85
Alkermes PLC (a) ....................................................... 3,661 109
Amgen, Inc. ........................................................... 4,084 1,118
AMN Healthcare Services, Inc. (a) ........................................... 2,458 138
Amneal Pharmaceuticals, Inc. (a) ............................................ 7,757 43
Arcellx, Inc. (a) ........................................................ 1,764 116
Arcus Biosciences, Inc. (a) ................................................. 4,998 96
Avanos Medical, Inc. (a) .................................................. 4,468 83
Biohaven Ltd. (a) ....................................................... 1,442 69
Blueprint Medicines Corp. (a) .............................................. 841 79
Bridgebio Pharma, Inc. (a) ................................................. 2,221 76
Bristol-Myers Squibb Co. ................................................. 5,292 269
Catalyst Pharmaceuticals, Inc. (a) ............................................ 6,748 108
Cencora, Inc. .......................................................... 4,070 959
Centene Corp. (a) ....................................................... 11,774 923
Collegium Pharmaceutical, Inc. (a) ........................................... 4,105 151
CorVel Corp. (a) ........................................................ 699 171
Cross Country Healthcare, Inc. (a) ........................................... 7,119 130
CVS Health Corp. ...................................................... 3,943 293
Cytokinetics, Inc. (a) ..................................................... 1,235 89

Victory Portfolios III
Victory Cornerstone Aggressive Fund
11
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
DaVita, Inc. (a) ......................................................... 2,693 $ 342
Dynavax Technologies Corp. (a) ............................................. 7,333 93
Editas Medicine, Inc. (a) .................................................. 4,286 43
Elevance Health, Inc. .................................................... 1,692 848
Eli Lilly & Co. ......................................................... 2,421 1,825
Embecta Corp. ......................................................... 3,228 46
Fate Therapeutics, Inc. (a) ................................................. 8,834 63
Gilead Sciences, Inc. .................................................... 12,941 933
Halozyme Therapeutics, Inc. (a) ............................................. 2,607 104
Harmony Biosciences Holdings, Inc. (a) ....................................... 1,413 45
HCA Healthcare, Inc. .................................................... 1,119 349
IDEXX Laboratories, Inc. (a) ............................................... 575 331
Inmode Ltd. (a) ......................................................... 6,127 135
Ironwood Pharmaceuticals, Inc. (a) ........................................... 7,206 68
iTeos Therapeutics, Inc. (a) ................................................ 7,318 78
McKesson Corp. ....................................................... 1,627 848
Medtronic PLC ........................................................ 3,584 299
Merck & Co., Inc. ...................................................... 10,185 1,295
Myriad Genetics, Inc. (a) .................................................. 4,295 90
Option Care Health, Inc. (a) ................................................ 3,850 124
Owens & Minor, Inc. (a) .................................................. 6,586 160
Progyny, Inc. (a) ........................................................ 3,719 136
Relay Therapeutics, Inc. (a) ................................................ 5,410 54
SIGA Technologies, Inc. .................................................. 16,439 86
SpringWorks Therapeutics, Inc. (a) ........................................... 1,435 71
Tenet Healthcare Corp. (a) ................................................. 3,306 307
The Cigna Group ....................................................... 2,683 902
Thermo Fisher Scientific, Inc. .............................................. 566 323
U.S. Physical Therapy, Inc. ................................................ 933 99
UnitedHealth Group, Inc. ................................................. 3,083 1,522
Vanda Pharmaceuticals, Inc. (a) ............................................. 16,214 72
Veracyte, Inc. (a) ........................................................ 4,808 113
Vericel Corp. (a) ........................................................ 2,658 121
Vertex Pharmaceuticals, Inc. (a) ............................................. 1,975 831
19,706
Industrials (4.9%):
3M Co. .............................................................. 2,796 258
ACCO Brands Corp. .................................................... 20,290 113
Applied Industrial Technologies, Inc. ......................................... 861 164
Atkore, Inc. ........................................................... 1,112 188
BlueLinx Holdings, Inc. (a) ................................................ 1,545 196
Boise Cascade Co. ...................................................... 1,651 224
Builders FirstSource, Inc. (a) ............................................... 5,315 1,037
Cadre Holdings, Inc. ..................................................... 3,104 112
Caterpillar, Inc. ........................................................ 3,973 1,327
Cintas Corp. .......................................................... 1,524 958
Comfort Systems USA, Inc. ............................................... 788 241
Copart, Inc. (a) ......................................................... 5,441 289
Core & Main, Inc. , Class A (a) .............................................. 8,972 428
CRA International, Inc. ................................................... 927 123
Cummins, Inc. ......................................................... 1,204 323
Deere & Co. .......................................................... 710 259
Deluxe Corp. .......................................................... 6,248 121
Expeditors International of Washington, Inc. .................................... 4,592 549
Exponent, Inc. ......................................................... 1,875 152
Fastenal Co. ........................................................... 4,433 324
FedEx Corp. .......................................................... 2,813 700
Ferguson PLC ......................................................... 2,693 569
Genco Shipping & Trading Ltd. ............................................. 3,914 80
General Dynamics Corp. .................................................. 1,094 299
GMS, Inc. (a) .......................................................... 1,789 160
Illinois Tool Works, Inc. .................................................. 1,125 295

Victory Portfolios III
Victory Cornerstone Aggressive Fund
12
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Insperity, Inc. .......................................................... 1,292 $ 132
JELD-WEN Holding, Inc. (a) ............................................... 6,943 126
Kforce, Inc. ........................................................... 1,887 131
Korn Ferry ........................................................... 2,518 160
Lennox International, Inc. ................................................. 644 304
Lockheed Martin Corp. ................................................... 602 258
Masterbrand, Inc. (a) ..................................................... 3,499 61
Matson, Inc. .......................................................... 1,638 182
Mueller Industries, Inc. ................................................... 3,628 186
Old Dominion Freight Line, Inc. ............................................ 672 297
Otis Worldwide Corp. .................................................... 3,205 305
Owens Corning ........................................................ 1,879 281
PACCAR, Inc. ......................................................... 9,250 1,026
Parker-Hannifin Corp. ................................................... 1,655 886
Resideo Technologies, Inc. (a) .............................................. 4,293 96
Rush Enterprises, Inc. , Class A ............................................. 2,618 128
Simpson Manufacturing Co., Inc. ........................................... 715 149
Sterling Infrastructure, Inc. (a) .............................................. 1,721 184
Terex Corp. ........................................................... 2,757 158
Trane Technologies PLC .................................................. 3,979 1,122
TriNet Group, Inc. (a) .................................................... 1,255 161
UFP Industries, Inc. ..................................................... 1,599 183
United Parcel Service, Inc. , Class B .......................................... 1,831 272
United Rentals, Inc. ..................................................... 1,598 1,108
W.W. Grainger, Inc. ..................................................... 1,104 1,075
18,460
Information Technology (10.4%):
A10 Networks, Inc. ..................................................... 2,977 40
ACI Worldwide, Inc. (a) .................................................. 3,226 106
Adeia, Inc. ............................................................ 10,906 124
Adobe, Inc. (a) ......................................................... 2,339 1,311
Amkor Technology, Inc. .................................................. 4,814 149
Apple, Inc. ........................................................... 46,077 8,328
Arista Networks, Inc. (a) .................................................. 1,259 349
Axcelis Technologies, Inc. (a) .............................................. 1,353 152
Badger Meter, Inc. ...................................................... 795 126
Belden, Inc. ........................................................... 1,622 138
Box, Inc. , Class A (a) .................................................... 5,683 147
Broadcom, Inc. ........................................................ 1,820 2,367
Cadence Design Systems, Inc. (a) ............................................ 2,686 818
Cisco Systems, Inc. ..................................................... 31,791 1,538
Cognizant Technology Solutions Corp. , Class A ................................. 9,229 729
CommVault Systems, Inc. (a) ............................................... 1,410 135
Extreme Networks, Inc. (a) ................................................ 10,500 133
Fair Isaac Corp. (a) ...................................................... 624 792
Fortinet, Inc. (a) ........................................................ 5,338 369
Hewlett Packard Enterprise Co. ............................................. 17,095 260
HP, Inc. .............................................................. 9,536 270
International Business Machines Corp. ........................................ 1,758 325
KLA Corp. ........................................................... 1,285 877
Knowles Corp. (a) ....................................................... 6,870 112
Kulicke & Soffa Industries, Inc. ............................................. 2,644 126
Micron Technology, Inc. .................................................. 3,510 318
Microsoft Corp. ........................................................ 24,304 10,053
Motorola Solutions, Inc. .................................................. 846 280
NetScout Systems, Inc. (a) ................................................. 3,258 71
NVIDIA Corp. ......................................................... 7,390 5,846
ON Semiconductor Corp. (a) ............................................... 3,872 306
Perficient, Inc. (a) ....................................................... 1,188 77
Photronics, Inc. (a) ...................................................... 5,580 161
QUALCOMM, Inc. ..................................................... 6,784 1,071
Qualys, Inc. (a) ......................................................... 971 167

Victory Portfolios III
Victory Cornerstone Aggressive Fund
13
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Sanmina Corp. (a) ....................................................... 2,408 $ 152
ScanSource, Inc. (a) ..................................................... 908 39
SolarWinds Corp. (a) ..................................................... 6,879 82
Texas Instruments, Inc. ................................................... 1,771 296
TTM Technologies, Inc. (a) ................................................ 8,446 125
VeriSign, Inc. (a) ........................................................ 1,284 251
Vishay Intertechnology, Inc. ............................................... 6,511 142
Xerox Holdings Corp. ................................................... 8,001 149
39,407
Materials (1.4%):
Alpha Metallurgical Resources, Inc. .......................................... 402 152
Arch Resources, Inc. .................................................... 854 141
CF Industries Holdings, Inc. ............................................... 5,381 434
Greif, Inc. , Class A ...................................................... 1,629 105
Hawkins, Inc. ......................................................... 572 40
Linde PLC ............................................................ 659 296
LyondellBasell Industries NV , Class A ........................................ 9,089 911
Metallus, Inc. (a) ........................................................ 5,173 113
Nucor Corp. ........................................................... 5,291 1,017
O-I Glass, Inc. (a) ....................................................... 6,839 116
PPG Industries, Inc. ..................................................... 1,990 282
Ryerson Holding Corp. ................................................... 1,023 32
Steel Dynamics, Inc. ..................................................... 6,943 929
The Mosaic Co. ........................................................ 7,316 228
The Sherwin-Williams Co. ................................................ 999 332
Warrior Met Coal, Inc. ................................................... 2,496 142
5,270
Real Estate (0.7%):
Acadia Realty Trust ..................................................... 5,112 84
Alexander & Baldwin, Inc. ................................................ 5,875 95
American Tower Corp. ................................................... 1,920 382
Armada Hoffler Properties, Inc. ............................................. 2,726 28
CTO Realty Growth, Inc. (b) ............................................... 2,432 41
DiamondRock Hospitality Co. .............................................. 9,128 86
Easterly Government Properties, Inc. ......................................... 4,869 57
Empire State Realty Trust, Inc. ............................................. 6,470 64
Equinix, Inc. .......................................................... 407 362
Gladstone Commercial Corp. .............................................. 2,498 31
Gladstone Land Corp. .................................................... 1,765 23
Innovative Industrial Properties, Inc. ......................................... 1,415 139
Kite Realty Group Trust .................................................. 6,015 129
Phillips Edison & Co., Inc. ................................................ 3,017 108
Prologis, Inc. .......................................................... 3,681 491
Retail Opportunity Investments Corp. ........................................ 6,750 87
Ryman Hospitality Properties, Inc. ........................................... 845 100
Service Properties Trust .................................................. 2,680 18
SITE Centers Corp. ..................................................... 8,492 115
Terreno Realty Corp. .................................................... 1,992 128
2,568
Utilities (0.9%):
ALLETE, Inc. ......................................................... 1,853 105
Black Hills Corp. ....................................................... 2,830 147
Consolidated Edison, Inc. ................................................. 2,947 257
DTE Energy Co. ....................................................... 2,598 281
Edison International ..................................................... 9,013 613
Entergy Corp. ......................................................... 2,722 276
Northwestern Energy Group, Inc. ........................................... 2,296 110
ONE Gas, Inc. ......................................................... 1,909 114
Otter Tail Corp. ........................................................ 1,202 109
Sempra .............................................................. 3,720 263
The Southern Co. ....................................................... 9,588 645

Victory Portfolios III
Victory Cornerstone Aggressive Fund
14
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Vistra Corp. ........................................................... 9,381 $ 512
3,432
Total Common Stocks (Cost $109,486)
a
a
a
148,063
Principal Amount
(000)
U.S. Treasury Obligations (0.4%)
U.S. Treasury Notes , 3 .88% , 3/31/25 (c) ....................................... $ 1,494 1,476
Total U.S. Treasury Obligations (Cost $1,497)
a
a
a
1,476
Shares
Exchange-Traded Funds (46.9%)
Invesco DB Commodity Index Tracking Fund .................................. 28,600 629
Invesco FTSE RAFI Developed Markets ex-US ETF ............................. 43,991 2,107
Invesco FTSE RAFI Emerging Markets ETF ................................... 240,641 4,601
iShares 0-5 Year TIPS Bond ETF ............................................ 6,145 608
iShares 1-3 Year Treasury Bond ETF ......................................... 18,823 1,539
iShares 20+ Year Treasury Bond ETF ......................................... 12,772 1,203
iShares 7-10 Year Treasury Bond ETF ........................................ 11,250 1,060
iShares Core MSCI EAFE ETF ............................................. 103,179 7,408
iShares Core MSCI Emerging Markets ETF .................................... 10,672 537
iShares Core S&P 500 ETF ................................................ 27,687 14,133
iShares iBoxx $ High Yield Corporate Bond ETF (b) .............................. 62,669 4,846
iShares iBoxx $ Investment Grade Corporate Bond ETF (b) ......................... 22,585 2,431
iShares J.P. Morgan USD Emerging Markets Bond ETF ........................... 8,329 735
iShares MSCI Canada ETF ................................................ 125,574 4,617
iShares MSCI International Momentum Factor ETF (b) ............................ 146,564 5,459
iShares MSCI International Quality Factor ETF ................................. 165,207 6,389
iShares MSCI Japan ETF ................................................. 134,239 9,279
iShares Russell 2000 ETF ................................................. 8,377 1,707
Schwab Fundamental Emerging Markets Large Co. Index ETF ...................... 430,014 11,636
Schwab Fundamental International Large Co. Index ETF (b) ........................ 829,619 28,315
Schwab Fundamental International Small Co. Index ETF ........................... 91,800 3,156
SPDR Gold Shares (a) (b) .................................................. 4,604 872
SPDR S&P Emerging Markets SmallCap ETF .................................. 14,790 828
Vanguard FTSE Developed Markets ETF ...................................... 531,091 25,853
Vanguard FTSE Emerging Markets ETF ...................................... 257,587 10,566
Vanguard FTSE Europe ETF ............................................... 71,647 4,673
Vanguard Mortgage-Backed Securities ETF .................................... 21,540 977
Vanguard Real Estate ETF ................................................ 14,518 1,242
Vanguard S&P 500 ETF .................................................. 30,276 14,137
Vanguard Short-Term Corporate Bond ETF .................................... 4,740 365
Vanguard Total Bond Market ETF ........................................... 50,866 3,673
Vanguard Total Stock Market ETF ........................................... 601 152
Wisdom Tree Trust - WisdomTree Emerging Markets SmallCap Dividend Fund .......... 16,645 827
Xtrackers USD High Yield Corporate Bond ETF ................................. 42,134 1,496
Total Exchange-Traded Funds (Cost $148,591)
a
a
a
178,056
Affiliated Exchange-Traded Funds (12.6%)
VictoryShares Core Intermediate Bond ETF .................................... 745,471 34,381
VictoryShares Core Plus Intermediate Bond ETF ................................ 347,170 7,437
VictoryShares Emerging Markets Value Momentum ETF .......................... 16,000 725
VictoryShares Short-Term Bond ETF ......................................... 103,145 5,121
Total Affiliated Exchange-Traded Funds (Cost $52,720)
a
a
a
47,664
Collateral for Securities Loaned (2.7%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .22% (d) ........ 2,548,048 2,548
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .24% (d) ............ 2,548,048 2,548

Victory Portfolios III
Victory Cornerstone Aggressive Fund
15
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Invesco Government & Agency Portfolio, Institutional Shares , 5 .25% (d) ............... 2,548,048 $ 2,548
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .22% (d) . 2,548,048 2,548
Total Collateral for Securities Loaned (Cost $10,192)
a
a
a
10,192
Total Investments (Cost $322,486) — 101.6% 385,451
Liabilities in excess of other assets — (1.6)% (6,176)
NET ASSETS - 100.00% $ 379,275
At February 29, 2024, the Fund's investments in foreign securities were 34.0% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) All or a portion of this security has been segregated as collateral for derivative instruments.
(d) Rate disclosed is the daily yield on February 29, 2024.
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Euro Stoxx 50 Futures ............... 131 3/15/24 $ 6,482,523 $ 6,928,490 $ 445,967
FTSE 100 Index Futures .............. 52 3/15/24 4,972,328 5,005,212 32,884
Swiss Market Index Futures ........... 32 3/15/24 4,030,827 4,113,097 82,270
$ 561,121
Futures Contracts Sold
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
ASX SPI 200 Index Futures ........... 18 3/21/24 $ 2,169,964 $ 2,239,853 $ (69,889)
E-Mini Russell 2000 Index Futures ...... 79 3/15/24 7,536,841 8,126,335 (589,494)
Hang Seng Index Futures ............. 6 3/27/24 639,205 630,401 8,804
S&P/Toronto Stock Exchange 60 Index
Futures .......................... 20 3/14/24 3,761,283 3,804,274 (42,991)
$ (693,570)
Total unrealized appreciation $ 569,925
Total unrealized depreciation (702,374)
Total net unrealized appreciation (depreciation) $ (132,449)

Statement of Assets and Liabilities
February 29, 2024
16
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except per Share Amounts)
Victory
Cornerstone
Aggressive Fund
Assets:
Affiliated investments, at value (Cost $52,720) $ 47,664
Unaffiliated investments, at value (Cost $269,766) 337,787 (a)
Cash 1,379
Deposit with broker for futures contracts 3,498
Receivables:
Interest and dividends 195
Capital shares issued 41
Investments sold 8,961
From Adviser for ETF reimbursements 36
Variation margin on open futures contracts 24
Prepaid expenses 5
Total Assets 399,590
Liabilities:
Payables:
Collateral received on loaned securities 10,192
Collateral received from broker for futures contracts 1,072
Investments purchased 8,311
Capital shares redeemed 239
Payable to Adviser 19
Variation margin on open futures contracts 86
Accrued expenses and other payables:
Investment advisory fees 179
Administration fees 45
Custodian fees 4
Transfer agent fees 115
Compliance fees — (b)
Trustees' fees — (b)
Other accrued expenses 53
Total Liabilities 20,315
Commitments and contingencies (Note 4 )
Net Assets:
Capital 310,096
Total accumulated earnings/(loss) 69,179
Net Assets $ 379,275
Shares (unlimited number of shares authorized with no par value): 26,623
Net asset value, offering and redemption price per share:(c) $ 14 .25
(a) Includes $9,997 thousand of securities on loan.
(b) Rounds to less than $1 thousand.
(c) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Year Ended February 29, 2024
17
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory
Cornerstone
Aggressive Fund
Investment Income:
Dividends from affiliated investments $ 1,720
Dividends from unaffiliated investments 7,845
Interest from unaffiliated investments 217
Securities lending (net of fees) 115
Foreign tax withholding (1)
Total Income 9,896
Expenses:
Investment advisory fees 2,144
Administration fees 536
Sub-Administration fees 74
Custodian fees 23
Transfer agent fees 972
Trustees' fees 47
Compliance fees 3
Legal and audit fees 60
State registration and filing fees 25
Other expenses 57
Recoupment of prior expenses waived/reimbursed by Adviser 126
Total Expenses 4,067
Expenses waived/reimbursed by Adviser (146)
Net Expenses 3,921
Net Investment Income (Loss) 5,975
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from unaffiliated investment securities and foreign currency transactions 10,297
Net realized gains (losses) from futures contracts (597)
Net change in unrealized appreciation/depreciation on affiliated investment securities 498
Net change in unrealized appreciation/depreciation on unaffiliated investment securities and foreign currency translations 35,651
Net change in unrealized appreciation/depreciation on futures contracts (406)
Net realized/unrealized gains (losses) on investments 45,443
Change in net assets resulting from operations $ 51,418

18
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Cornerstone Aggressive Fund
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 5,975 $ 4,741 $ 4,301
Net realized gains (losses) 9,700 (2,921) 20,815
Net change in unrealized appreciation/depreciation 35,743 (11,455) (39,461)
Change in net assets resulting from operations 51,418 (9,635) (14,345)
Change in net assets resulting from distributions to shareholders (7,160) (15,588) (31,884)
Change in net assets resulting from capital transactions (11,127) 10,284 19,816
Change in net assets 33,131 (14,939) (26,413)
Net Assets:
Beginning of period 346,144 361,083 387,496
End of period $ 379,275 $ 346,144 $ 361,083
Capital Transactions:
Proceeds from shares issued $ 31,048 $ 23,313 $ 46,933
Distributions reinvested 7,142 15,553 31,825
Cost of shares redeemed (49,317) (28,582) (58,942)
Change in net assets resulting from capital transactions $ (11,127) $ 10,284 $ 19,816
Share Transactions:
Issued 2,352 1,831 3,145
Reinvested 522 1,231 2,151
Redeemed (3,724) (2,242) (3,957)
Change in Shares (850) 820 1,339
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
19
See notes to financial statements.
Victory Cornerstone Aggressive Fund
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Year
Ended
May 31, 2019
Net Asset Value, Beginning of Period $12.60 $13.55 $15.31 $11.74 $11.73 $12.81
Investment Activities:
Net investment income (loss) 0.22(b) 0.18(b) 0.17(b) 0.12(b) 0.20(b) 0.15
Net realized and unrealized gains (losses) 1.70 (0.54) (0.66) 3.71 0.03 (0.57)
Total from Investment Activities 1.92 (0.36) (0.49) 3.83 0.23 (0.42)
Distributions to Shareholders from:
Net investment income (0.27) (0.08) (0.17) (0.18) (0.15) (0.18)
Net realized gains — (0.51) (1.10) (0.08) (0.07) (0.48)
Total Distributions (0.27) (0.59) (1.27) (0.26) (0.22) (0.66)
Net Asset Value, End of Period $14.25 $12.60 $13.55 $15.31 $11.74 $11.73
Total Return(c)(d) 15.33% (2.65)% (3.84)% 32.91% 1.78% (3.04)%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 1.10% 1.10% 1.10% 1.10% 1.10% 1.10%
Net Investment Income (Loss)(e) 1.68% 1.86% 1.11% 0.88% 1.68% 1.54%
Gross Expenses(e)(g) 1.14% 1.15% 1.12% 1.17% 1.18% 1.24%
Supplemental Data:
Net Assets at end of period (000's) $379,275 $346,144 $361,083 $387,496 $343,560 $351,410
Portfolio Turnover(c) 57% 60% 43% 64% 90% 95%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.
(g) Does not include acquired fund fees and expenses, if any.

Notes to Financial Statements
February 29, 2024
Victory Portfolios III
20
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following Fund (the "Fund"):
The Fund is classified as diversified under the 1940 Act. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory
Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the "Board"),  has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a
Fund (Legal Name) Fund (Short Name)
Victory Cornerstone Aggressive Fund Cornerstone Aggressive Fund

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
21
security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of February 29, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of February 29, 2024, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassed to realized gains or return of capital as estimated by the Fund based on calendar year-end information as it becomes known or available.
Investment Companies:
Exchange-Traded Funds:
The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Futures Contracts:
The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation
Level 1 Level 2 Level 3 Total
Cornerstone Aggressive Fund
Common Stocks ............................................... $ 148,063 $ — $ — $ 148,063
U.S. Treasury Obligations ........................................ — 1,476 — 1,476
Exchange-Traded Funds ......................................... 178,056 — — 178,056
Affiliated Exchange-Traded Funds .................................. 47,664 — — 47,664
Collateral for Securities Loaned ................................... 10,192 — — 10,192
Total ....................................................... $ 383,975 $ 1,476 $ — $ 385,451
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 570 — — 570
Liabilities:
Futures Contracts .............................................. (702) — — (702)
Total ....................................................... $ (132) $ — $ — $ (132)
* Futures Contracts are valued at the unrealized appreciation (depreciation) on the investment.

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
22
or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and
Liabilities under Deposit with broker for futures contracts and Collateral received from broker for futures contracts.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Fund is not subject to master netting agreements for futures contracts. During the year ended February 29, 2024, the Fund entered into futures contracts primarily for the strategy of gaining exposure to a particular asset class or securities market.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of February 29, 2024 (amounts in thousands):
The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended
February 29, 2024 (amounts in thousands):
All open derivative positions at year end are reflected on the Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund’s net assets at year end is generally representative of the notional amount of open positions to net assets throughout the year.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Assets Liabilities
Variation
Margin
Receivable on
Open Futures
Contracts*
Variation
Margin Payable
on Open Futures
Contracts*
Equity Risk Exposure: 570,000 (702,000)
Cornerstone Aggressive Fund ............................................................. $ 570 $ 702
* Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statement of Assets and Liabilities.
Net Realized Gains
(Losses) from
Futures Contracts
Net Change
in Unrealized
Appreciation/
Depreciation on
Futures Contracts
Equity Risk Exposure: (597,000) (406,000)
Cornerstone Aggressive Fund ......................................................... $ (597) $ (406)

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
23
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table (amounts in thousands) is a summary of the Fund’s securities lending transactions as of February 29, 2024.
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on unaffiliated investment securities and foreign currency translations on the Statement of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from unaffiliated investment securities and foreign currency transactions on the Statement of Operations.
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28 or February 29 for leap years.
For the year ended February 29, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended February 29, 2024, were as follows (amounts in thousands):
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Cornerstone Aggressive Fund ........................................ $ 9,997 $ — $ 10,192

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
24
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.60% of the Fund’s average daily net assets. Amounts incurred and paid to VCM for the year ended February 29, 2024, are reflected on the Statement of Operations as Investment advisory fees.
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the year ended February
29, 2024, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement,
VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, which is based on the Fund's average daily net assets. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as
Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as Sub-Administration
fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the year ended
February 29, 2024, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2024. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in
Excluding U.S. Government
Securities U.S. Government Securities
Purchases Sales Purchases Sales
Cornerstone Aggressive Fund ....................................... $ 199,258 $ 211,647 $ 1,499 $ 1,565

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
25
the ordinary course of the Fund’s business are excluded from the expense limit. As of February 29, 2024, the expense limit (excluding voluntary waivers) was:
In addition, the Fund invests in affiliated VCM exchange-traded fund(s) (“affiliated ETFs”). The Fund’s advisory fee is reimbursed by VCM that to the extent of the indirect advisory fee incurred through the Fund’s proportional investment in the affiliated ETFs. These affiliated
ETF advisory fee reimbursements are not available for recoupment. For the year ended February 29, 2024, the Fund incurred reimbursable expenses of $146 thousand, of which $139 thousand consisted of affiliated ETF advisory fees for reimbursement and is reflected on the
Statement of Operations as Expenses waived/reimbursed by Adviser.  As of February 29, 2024, the Fund has a receivable related to affiliated
ETF reimbursable expenses from the Adviser for $36 thousand, pursuant to the Fund’s expense limitation agreement and is reflected on the
Statement of Assets and Liabilities as Receivable from Adviser for ETF reimbursements.
Under the terms of the expense limitation agreement, as amended June 22, 2023, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limit in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at February 29, 2024. For the year ended February 29, 2024, recoupment in the amount of $126 thousand was paid to the Adviser.
* Amount expires by May 31, 2024.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended February 29, 2024.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Tactical Allocation Risk — The Fund has a targeted risk tolerance and a corresponding asset allocation target; however, mere asset allocation and volatility are not the sole determination of risk. The Fund’s managers will tactically allocate away from the target allocation as market conditions and the perceived risks warrant. The Fund bears the risk that the managers’ tactical allocation will not be successful.
Affiliated Funds Risk — The risks of the Fund directly correspond to the risks of the underlying affiliated funds in which the Fund invests. By investing in the underlying affiliated funds, the Fund has exposure to the risk of many different areas of the market. The degree to which the risks described below apply to the Fund varies according to the Fund’s asset allocation. For instance, the more the Fund is allocated to stock funds, the greater the risk associated with equity securities. The Fund also is subject to asset allocation risk (i.e., the risk that allocations will not produce the intended results) and to management risk (i.e., the risk that the selection of underlying affiliated funds will not produce the intended results).
Conflict of Interest Risk — In managing a Fund that invests in underlying affiliated funds, the Adviser may have conflicts of interest in allocating the Fund’s assets among the various underlying affiliated funds. This is because the fees payable by some of the underlying affiliated funds to the Adviser and/or its affiliates are higher than the fees payable by other underlying affiliated funds, and because the Adviser also manages and administers the underlying affiliated funds.
Derivatives Risk — The Fund may invest in futures, options, and other types of derivatives. Risks associated with derivatives include the risk that the derivative is not well-correlated with the security, index, ETFs, or currency to which it relates; the risk that the use of derivatives may not have the  intended effects and may result in losses, underperformance, or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the Fund to the effects of leverage, which could increase the
Fund’s market exposure, magnify investment risks and losses, and cause losses to be realized more quickly. There is no guarantee that derivative techniques will be employed or that they will work as intended, and their use could lower returns or even result in losses to the Fund. In addition, proposed and current regulations may limit the Fund’s ability to invest in derivatives.
ETF Risk — The Fund may invest in shares of ETFs, which generally are registered investment companies that hold a portfolio of common stocks or debt securities, the shares of which are traded on an exchange. ETFs incur their own management and other fees and expenses, such
In effect until June 30, 2024
Cornerstone Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.10%
Expires
2024*
Expires
2026
Expires
2027 Total
Cornerstone Aggressive Fund ............................................ $ 14 $ 47 $ 7 $ 68

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
26
as trustees’ fees, operating expenses, registration fees, and marketing expenses, a proportionate share of which will be borne indirectly by the
Fund as a shareholder in an ETF. As a result, the Fund’s investment in an ETF will cause the Fund to indirectly bear the fees and expenses of the ETF and, in turn, the Fund’s performance may be lower than if the Fund were to invest directly in the underlying securities held by the
ETF. For investments in affiliated ETFs, the Fund’s management fee is reimbursed by the Adviser to the extent of the indirect management fee incurred through the Fund’s investment in the affiliated ETFs. The Adviser may have conflicts of interest in allocating assets among affiliated and unaffiliated ETFs, because the Adviser also manages and administers the affiliated ETFs, and the Adviser and its affiliates receive other fees from the affiliated ETFs. In addition, the Fund also will be subject to the risks associated with the securities or other investments held by the ETFs.
Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Equity Risk — The values of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general market, economic and political conditions and other factors. A company’s earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or may last for extended periods.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended February 29, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 26, 2024, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the year ended February 29, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the year ended February 29, 2024.
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
27
As of February 29, 2024, on the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were as follows (amounts in thousands):
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
* Effective February 28, 2023, the Fund's fiscal year end changed from May 31 to February 28.
As of February 29, 2024, the components of accumulated earnings/(loss) on a tax basis were as follows (amounts in thousands):
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales, partnership adjustments, REIT adjustments, and derivatives.
As of February 29, 2024, the Fund had no capital loss carryforward for federal income tax purposes.
During the tax year ended February 29, 2024, the Fund utilized $(1,702) thousand of capital loss carryforwards.
As of February 29, 2024, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
8. Affiliated Securities:
An affiliated security is a security in which the Fund has ownership of at least 5% of the security’s outstanding voting shares, an investment company managed by VCM, or an issuer under common control with the Fund or VCM. The Fund does not invest in affiliated securities for the purpose of exercising management or control. These securities are noted as affiliated on the Fund’s Schedule of Portfolio Investments. The
financial statements of the underlying funds can be found in shareholder reports filed with the SEC by each such underlying fund semi-annually on Form N-CSR and are available for download from both the SEC’s as well as each respective underlying fund’s website. Transactions in affiliated securities during the year ended February 29, 2024, were as follows (amounts in thousands):
Total
Accumulated
Earnings/
(Loss) Capital
Cornerstone Aggressive Fund .................................................................. $ 1 $ (1)
Year Ended February 29, 2024
Distributions Paid
From:
Ordinary
Income
Total
Distributions
Paid
Cornerstone Aggressive Fund ............................................................... $ 7,160 $ 7,160
Nine Months Ended February 28, 2023*
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Cornerstone Aggressive Fund ................................................. $ 4,192 $ 11,396 $ 15,588
Year Ended May 31, 2022
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Cornerstone Aggressive Fund ................................................. $ 16,878 $ 15,006 $ 31,884
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Other
Earnings
(Loss)
Accumulated
Earnings
(Loss)
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings
(Loss)
Cornerstone Aggressive Fund .............. $ 1,288 $ 5,668 $ (136) $ 6,820 $ 62,359 $ 69,179
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Cornerstone Aggressive Fund ........................... $ 322,988 $ 70,376 $ (8,017) $ 62,359

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
28
9. New Regulatory Pronouncement:
In October 2022, the SEC adopted the Tailored Shareholder Reports Rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
Fair Value
2/28/2023
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
2/29/2024
Dividend
Income
Cornerstone Aggressive Fund
VictoryShares Core Intermediate
Bond ETF .................. $ 31,488 $ 2,551 $ — $ — $ — $ 342 $ 34,381 $ 1,123
VictoryShares Core Plus
Intermediate Bond ETF ........ 6,467 971 — — — (1) 7,437 322
VictoryShares Emerging Markets
Value Momentum ETF ......... 643 — — — — 82 725 33
VictoryShares Short-Term Bond
ETF ...................... 5,046 — — — — 75 5,121 242
$ 43,644 $ 3,522 $ — $ — $ — $ 498
$ 47,664
$ 1,720

29
Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Victory Cornerstone Aggressive Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Victory Cornerstone Aggressive Fund (the “Fund”) (one of the funds constituting Victory Portfolios III (the “Trust”)), including the schedule of portfolio investments, as of February 29, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended and the period from June 1, 2022 through February 28, 2023 and the year ended May 31, 2022, the financial highlights for the year then ended and the period from June 1, 2022 through February 28, 2023 and each of the four years in the period ended May 31, 2022, and the related notes (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Victory Portfolios III) at February 29, 2024, the results of its operations for the year then ended, the changes in its net assets for the year then ended and the period from June 1, 2022 through February 28, 2023 and the year ended May 31, 2022, and its financial highlights for the year then ended and the period from June 1, 2022 through February 28, 2023 and each of the four years in the period ended
May 31, 2022, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 29, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Victory Capital investment companies since 1995.
San Antonio, Texas
April 26, 2024

Supplemental Information
February 29, 2024
Victory Portfolios III
30
(Unaudited)
Trustee and Officer Information
Board of Trustees:
Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the
State of Delaware. There are currently seven Trustees, six of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (“Independent Trustees”) and one of whom is an “interested person” of the Trust within the meaning of that term under the
1940 Act (“Interested Trustee”). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.
The following tables list the Trustees, their date of birth, position with the Trust, commencement of service, principal occupations during the past five years, and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange
Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 45 portfolios in the Trust. Each Trustee’s address is c/o Fund
Administration, 15935 La Cantera Pkwy, San Antonio, TX 78256.
Name and Date of
Birth
Position Held with the
Trust
Date Commenced
Service
Principal Occupation During Past
5 Years
Other Directorships Held During Past
5 Years
Independent Trustees
Jefferson C. Boyce
(September 1957)
Independent
Chair
Trustee since
September 2013,
Independent Chair
since January 2021
Retired. Westhab, Inc., New York Theological
Seminary, American Filtration Corp.
Dawn M. Hawley
(February 1954)
Trustee April 2014 Retired. None.
Daniel S. McNamara
(June 1966)
Trustee January 2012 Trustee, President, and Vice
Chairman of USAA ETF Trust (6/17-
6/19); President of Financial Advice
& Solutions Group (FASG), USAA
(2/13-3/21); Director of USAA Asset
Management Company (AMCO),
(8/11-6/19); Chairman of Board of
AMCO (4/13-6/19); Director of
USAA Investment Services Company
(ISCO) (formerly USAA Investment
Management Company) (9/09-3/21);
Chairman of Board of ISCO (4/13-
12/20); President and Director of
USAA Shareholder Account Services
(SAS) (10/09-6/19); Chairman of
Board of SAS (4/13-6/19); Senior
Vice President of USAA Financial
Planning Services Insurance Agency,
Inc. (FPS) (4/11-3/21); Director and
Vice Chairman of FPS (12/13-3/21);
President and Director of USAA
Investment Corporation (ICORP)
(3/10-3/21); Chairman of Board of
ICORP (12/13-3/21); Director of
USAA Financial Advisors, Inc. (FAI)
(12/13-3/21); Chairman of Board of
FAI (3/15-3/21).
None.
Richard Y.
Newton, III
(January 1956)
Trustee March 2017 Director, Elta North America (1/18-
8/19), which is a global leader in the
design, manufacture, and support
of innovative electronic systems in
the ground, maritime, airborne, and
security domains for the nation’s
warfighters, security personnel, and
first responders; Managing Partner,
Pioneer Partnership Development
Group (12/15-present).
Terran Orbital Corp., American Made
Filtration Corp.

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
31
(Unaudited)
* Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.
The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.
Barbara B. Ostdiek,
Ph.D. (March 1964)
Trustee January 2008 Senior Associate Dean of Degree
programs at Jesse H. Jones Graduate
School of Business at Rice University
(7/13-present); Associate Professor
of Finance at Jesse H. Jones Graduate
School of Business at Rice University
(7/01-7/21); Professor of Finance
at Jesse H. Jones Graduate School
of Business at Rice University
(7/21-present).
None.
John C. Walters
(February 1962)
Trustee July 2019 Retired. Guardian Variable Products Trust
(16 series)
Interested Trustee
David C. Brown*
(May 1972)
Trustee July 2019 Chief Executive Officer and
Chairman (since 2013), the Adviser;
Chief Executive Officer and
Chairman (since 2013), Victory
Capital Holdings, Inc.; Director
(since 2013), Victory Capital
Services, Inc.; Director (since 2019),
Victory Capital Transfer Agency, Inc.
Trustee, Victory Portfolios; Board
Member, Victory Capital Services, Inc.

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
32
(Unaudited)
Officers:
The officers of the Trust are elected by the Board to actively supervise the Trust’s day-to-day operations. The officers of the Trust, their date of birth, the length of time served, and their principal occupations during the past five years are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the
Trust is 15935 La Cantera Parkway, San Antonio, Texas 78256. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.
Name and Date of Birth Position with the Trust
Date Commenced
Service Principal Occupation During Past 5 Years
James K. De Vries
(April 1969)
President March 2018 Head of Fund Administration, the Adviser (5/1/23-present); Vice
President, Victory Capital Transfer Agency, Inc. (4/20/23-present);
Executive Director, the Adviser (7/1/19-4/30/23); Executive
Director, Investment and Financial Administration, USAA (2012-
6/30/19); Treasurer, USAA Mutual Funds Trust (2018-4/30/23).
Mr. De Vries also serves as the Principal Executive Officer for the Funds, Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.
Scott A. Stahorsky
(July 1969)
Vice President July 2019 Director, Third-Party Dealer Services & Reg Administration, Fund
Administration, the Adviser (5/1/23-present); Vice President,
Victory Capital Transfer Agency, Inc. (4/20/23-present); Manager,
Fund Administration, the Adviser (2015-4/30/23). Mr. Stahorsky
also serves as Vice President of Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Thomas Dusenberry
(July 1977)
Secretary June 2022 Director, Fund Administration, the Adviser (5/1/23-present);
Manager, Fund Administration, the Adviser (2022-4/30/23);
Treasurer and Principal Financial Officer (2020-2022), Assistant
Treasurer (2019), Salient MF Trust, Salient Midstream, MLP
Fund, and Forward Funds; Principal Financial Officer (2018-
2021) and Treasurer (2020-2021), Salient Private Access Funds
and Endowment PMF Funds; Senior Vice President of Fund
Accounting and Operations, Salient Partners (2020-2022); Director
of Fund Operations, Salient Partners (2016-2019). Mr. Dusenberry
also serves as Secretary of Victory Portfolios, Victory Portfolios II
and Victory Variable Insurance Funds.
Allan Shaer
(March 1965)
Treasurer July 2019 Senior Vice President, Financial Administration, Citi Fund Services
Ohio, Inc. (since 2016). Mr. Shaer also serves as the Funds’
Principal Financial and Accounting Officer. Mr. Shaer also serves as Treasurer of Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.
Christopher A. Ponte
(March 1984)
Assistant Treasurer May 2023 Director, Fund and Broker Dealer Finance, the Adviser
(5/1/23-present); Manager, Fund Administration, the Adviser
(2017-4/30/23); Chief Financial Officer, Victory Capital Services,
Inc. (since 2018). Mr. Ponte also serves as Assistant Treasurer of Victory Portfolios, Victory Portfolios II and Victory Variable
Insurance Funds.
Carol D. Trevino
(October 1965)
Assistant Treasurer September 2018 Director, Financial Reporting, Fund Administration, the Adviser
(5/1/23-present); Director, Accounting and Finance, the Adviser
(7/1/19-4/30/23); Accounting/Financial Director, USAA (12/13-
6/30/19). Ms. Trevino also serves as Assistant Treasurer Victory
Portfolios, Victory Portfolios II and Victory Variable Insurance
Funds.
Sean Fox
(September 1976)
Chief Compliance Officer June 2022 Senior Compliance Officer, the Adviser (2019-present);
Compliance Officer, the Adviser (2015-2019). Mr. Fox also
serves as Chief Compliance Officer for Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Michael Bryan
(December 1962)
Anti-Money Laundering
Compliance Officer and
Identity Theft Officer
May 2023 Vice President, CCO Compliance Support Services, Citi Fund
Services Ohio, Inc. (2008-present). Mr. Bryan also serves as the
Anti-Money Laundering Compliance Officer and identity Theft
Officer for Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.

Victory Portfolios III
33
(Unaudited)
Supplemental Information — continued
February 29, 2024
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Fund’s Statement of Additional Information on our website or upon request by calling 800-235-8396. The Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and is available on the SEC’s website at sec.gov.
Expense Example
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1,
2023, through February 29, 2024.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
9/1/23
Actual
Ending
Account
Value
2/29/24
Hypothetical
Ending
Account
Value
2/29/24
Actual
Expenses
Paid During
Period
9/1/23 - 2/29/24*
Hypothetical
Expenses
Paid During
Period
9/1/23 - 2/29/24*
Annualized
Expense Ratio
During Period
9/1/23 - 2/29/24
Cornerstone Aggressive Fund ............... $ 1,000.00 $ 1,091.00 $ 1,019.39 $ 5.72 $ 5.52 1.10%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Portfolios III
34
(Unaudited)
Supplemental Information — continued
February 29, 2024
Additional Federal Income Tax Information
For the fiscal year ended February 29, 2024, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
Dividends qualified for corporate dividends received deductions of 38%.

Victory Portfolios III
35
(Unaudited)
Supplemental Information — continued
February 29, 2024
Considerations of the Board in Continuing the Investment Advisory Agreements
Victory Cornerstone Aggressive Fund (the “Fund”)
At a meeting of the Board of Trustees (the “Board”) of Victory Portfolios III (the “Trust”) held on December 7-8, 2023, the Board, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the
“Independent Trustees”), approved for an annual period the continuance of the Investment Advisory Agreement (the “Advisory Agreement”)
between the Trust and Victory Capital Management Inc. (the “Adviser”) with respect to the Fund. Prior to the December 7-8, 2023 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 17, 2023.
In advance of the foregoing meetings, the Trustees requested, received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund’s investment performance, expenses, and fees to comparable investment companies; (ii)
information concerning the services rendered to the Fund, as well as information regarding the Adviser’s revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser’s operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees (“Independent Counsel”) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The
Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with
Independent Counsel at which no representatives of management were present.
At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund’s performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser’s profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board’s and its committees’ consideration of the Advisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser in prior years and that the Board’s conclusions may be based, in part, on its consideration of these same arrangements in prior years.
ADVISORY AGREEMENT
After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.
Nature, Extent, and Quality of Services – In considering the nature, extent, and quality of the services provided by the Adviser under the
Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board considered that the Adviser manages the Fund’s assets directly through one or more investment franchises, and in doing so, continuously supervises the investment and reinvestment of cash and securities comprising the Fund’s assets. The Board also considered that the Adviser monitors pertinent economic, statistical, and financial data to determine which issuers and securities to include in the Fund’s portfolio as part of a continuous investment program. The Board also took into account its knowledge of the Adviser’s management and the quality of the performance of the
Adviser’s duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the
Fund, the Adviser and its affiliates provide administrative services, transfer agency services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the
Trust.
The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund’s compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.
The Board considered the Adviser’s management style and the performance of the Adviser’s duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund’s brokerage, including the Adviser’s process for monitoring “best execution,” also was considered. The Adviser’s role in coordinating the activities of the Fund’s other service providers was also considered.
The Board also considered the Adviser’s risk management processes. The Board considered the Adviser’s financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
36
(Unaudited)
Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.
The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the
Adviser’s oversight of the Fund’s day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser’s compliance and administrative staff.
Expenses and Performance – In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund’s advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund’s expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the “expense group”) and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the “expense universe”). Among other data, the
Board noted that the Fund’s net management fee rate – which includes advisory and administrative services, as well as any fee waivers and reimbursements – was below the median of its expense group and equal to the median of its expense universe. The data indicated that the Fund’s total expenses, including after any reimbursements, were above the medians of its expense group and expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above, and noted the high quality of services received by the Fund.
In considering the Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund’s performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund’s average annual total returns relative to its
Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the “performance universe”). The
Fund’s performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/
objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund’s performance was above the average of its performance universe and its Lipper index for the three-year period ended June 30, 2023, and was below the average of its performance universe and its Lipper index for the one-, five- and ten-year periods ended June 30, 2023.
As part of its consideration, the Board factored into its evaluation of the Fund’s expenses and performance, the potential limitations inherent in the methodology used by the independent third party for developing and constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. In this regard, the Board also noted that the methodology may result in the Fund’s being included in one peer group one year and in a different peer group the next, and in similar funds being included in different peer groups. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by the third party provided a useful measure of comparative expenses and performance.
Compensation and Profitability – The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser’s business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the
Adviser waived a portion of its management fees and/or reimbursed certain expenses with respect to the Fund. The Trustees reviewed the profitability of the Adviser’s relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide transfer agency services, shareholder servicing and administrative services to the Fund for which they receive compensation. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.
Economies of Scale – The Board considered whether there should be changes in the management fee rate or structure in order to enable the
Fund to participate in any economies of scale. The Board also considered the fee waiver and expense reimbursement arrangements by the
Adviser. The Board also considered the effect of the Fund’s change in size, if any, on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board also considered the Adviser’s reinvestment in the business in the form of adding to investment capabilities and resources, improvements in technology, and customer service. The Board determined that the current investment management fee structure was reasonable.
Other Benefits – The Board also considered the potential direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. These potential benefits included, among other things, the opportunity to offer additional products and services to the Fund’s shareholders.
Conclusions – The Board reached the following conclusions regarding the Fund’s Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices in view of the Fund’s investment approach and the Adviser is appropriately monitoring the
Fund’s performance; (iv) the Fund’s advisory fees are reasonable in relation to those of similar funds and to the services to be provided by the

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
37
(Unaudited)
Adviser; and (v) the Adviser’s and its affiliates’ level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

Victory Portfolios III
38
(Unaudited)
Supplemental Information — continued
February 29, 2024
Liquidity Risk Management Program:
The Fund has adopted and implemented a written liquidity risk management program (the “LRMP”) as required by Rule 22e-4 under the
Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to
Financial Statements). The Fund’s Board of Trustees approved the appointment of the Fund’s investment adviser, Victory Capital Management
Inc. (“Victory Capital”), as the administrator of the LRMP.
Victory Capital manages liquidity risks associated with the Fund’s investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of the Fund’s investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid, or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Fund’s portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.
At a meeting held on March 15, 2024, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Fund did not experience any significant liquidity challenges during the covered period, and the Fund’s LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure the Fund is able to meet redemption requests without significant dilution to the remaining investors’ interest in the Fund. During the review period, the Fund’s portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that the
Fund reasonably expected to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a highly liquid investment minimum. The Fund’s investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-RN and recommended no material changes to the LRMP.

Victory Portfolios III
39
(Unaudited)
Supplemental Information — continued
February 29, 2024
Privacy Policy
Facts
WHAT DOES VICTORY
DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect, and share depend on the product or service you have with us. This information can include:
■ Social Security number and income.
■ Account balances and account transactions.
■ Data from public sources and third-party data services.
How?
All financial companies need to share customers’ personal information to run their everyday business as permitted by law. For example, we share with print and mail companies that assist us in sending mail. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons Victory chooses to share and whether you can limit this sharing.
Reasons we can share your personal information
Does
Victory
share?
Can you limit
this sharing?
For our everyday business purposes —
such as to process your transactions, maintain your accounts, respond to court orders and legal investigations, or report to credit bureaus
Yes No
For our marketing purposes —
to offer products and services provided by Victory
Yes No
For joint marketing —
sharing with other financial companies to jointly market the other company’s products or services
No
We do not
share
For everyday business purposes of the Victory family of companies —
this can include information about your Victory transactions and experiences
Yes No
For everyday business purposes of the Victory family of companies —
this can include information about your creditworthiness or insurability
No
We do not
share
For non-Victory companies to market to you
No
We do not
share

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
40
(Unaudited)
To limit our
sharing
■ Visit us online: vcm.com/optout
■ Call (877) 660-4400 – our menu will prompt you through your choices.
Please note:
If you are a new customer, we can begin sharing this information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share and protect your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call your account representative or (877) 660-4400 and ask to speak to a representative.
Who we are
Who is providing this notice? Victory Capital Holdings, Inc., and its family of companies, including companies identified with the Victory Capital name as described in the affiliates section below.
What we do
How does Victory protect my
personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Victory collect my
personal information?
We collect your personal information, for example, when you:
■ Open an account or make deposits or withdrawals from your account.
■ Give us your contact or account information.
■ Direct us to buy or sell securities.
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing? Federal law gives you the right to limit only:
■ Sharing among affiliated companies for everyday business purposes information about your creditworthiness and insurability.
■ Affiliates from using your information to market to you.
■ Sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
What happens when I limit
sharing for an account I hold
jointly with someone else?
Your choices will apply to everyone on your account.
Definitions
Victory family of companies
(affiliates)
Companies owned or controlled by Victory Capital Holdings, Inc. They can be financial and nonfinancial companies in the Victory family of companies.
■ The Victory family of companies includes: companies with a Victory Capital name, including without limitation Victory Capital Services, Inc., Victory
Capital Transfer Agency, Inc., Victory Capital Management Inc. and its
subsidiaries, RS Investments (UK) Limited, RS Investments (Hong Kong)
Limited, and RS Investment Management (Singapore) Pte. Ltd., as well as pooled vehicles managed or administered by Victory Capital Management
Inc., from time to time.

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
41
(Unaudited)
Non-Victory companies
(nonaffiliates)
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
■ We only share with non-Victory companies to service transactions you request or as necessary to provide our services.
■ We do not share with non-Victory companies so they can market their products to you.
Joint Marketing A formal agreement between a Victory company and a non-Victory financial company to market the non-Victory company’s products or services to you.
■ We do not share with any non-Victory financial company for joint marketing.
Other important information
For Nevada Residents : Nevada law requires that we tell you about the option to be placed on our internal do-
not-call list. If you’d rather not receive sales calls from us, please call (877) 660-4400 and ask to speak to a representative so we can place you on our do-not-call list.
You may also contact: Bureau of Consumer Protection Office of the Nevada Attorney General, 555 E. Washington
Ave., Ste. 3900, Las Vegas, NV 89101, call 1-702-486-3132 or Email: BCPINFO@ag.state.nv.us.
For Vermont Residents : In accordance with Vermont law, we will not share information we collect about you with companies who are not affiliates, except as permitted by law, such as with your consent or to service your accounts.
We will not share information about your creditworthiness with our affiliates without your authorization or consent, but we may share information about our transactions or experiences with you with our affiliates as permitted by law.
For California Residents : In accordance with California law, we will not share information we collect about you with nonaffiliates, except as allowed by law. For example, we may share information with your consent or to service your accounts. Among our affiliates, we will limit information sharing to the extent required by California law.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
97448-0424

February 29, 2024
Annual Report
Victory Cornerstone Conservative Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Shareholder Letter (Unaudited) 2
Manager’s Commentary (Unaudited) 4
Investment Overview (Unaudited) 6
Investment Objective and Portfolio Holdings (Unaudited) 7
Schedule of Portfolio Investments 8
Financial Statements
Statement of Assets and Liabilities
9
Statement of Operations
10
Statements of Changes in Net Assets
11
Financial Highlights
12
Notes to Financial Statements 13
Report of Independent Registered Public Accounting Firm 20
Supplemental Information (Unaudited)
Trustee and Officer Information
21
Proxy Voting and Portfolio Holdings Information
24
Expense Example
24
Additional Federal Income Tax Information
25
Advisory Contract Approval
26
Liquidity Risk Management Program
29
Privacy Policy
30

2
Victory Funds Letter to Shareholders
(Unaudited)
Dear Shareholder,
The past year provided us with a stark reminder of just how quickly the investing environment and sentiment can shift. Fortunately, this time the change was for the better.
While 2022 was marred by stomach-churning volatility and steep drawdowns in both equities and bonds, it was a different story in our most recent annual reporting period ending February 29, 2024. Despite the ongoing challenges and uncertainties, investors benefited from a rebound in both stock and bond markets.
Looking back, it wasn’t clear sailing the entire year, and there were plenty of twists and turns along the way. An early-year relief rally was a welcome respite for investors, with some of the most beaten down growth-oriented sectors leading the market higher. However, the rebound was threatened in March due to some unusual turmoil within the banking sector, which resulted in the collapse of a few large regional banks. This turmoil sparked fears of a liquidity crunch and a wider banking contagion, and volatility increased while equities retreated. Fortunately, the U.S. Federal Reserve (the “Fed”) took quick action to restore confidence in the banking system. It also helped that the Fed finally paused its long series of aggressive rate hikes as inflation data finally began to cool.
Financial markets resumed their rally in the spring and early summer, but as we moved into the fall, markets reversed yet again.
Investors began wondering if the Fed would be able to remove all the excess liquidity that had been used to support the economy during the pandemic without causing a recession. Ironically, good news on the economy had become bad news on the interest-
rate outlook.
As we moved deeper into the third quarter of 2023, markets struggled with the renewed notion that interest rates would remain
“higher-for-longer,” which seemingly had become the Fed’s new mantra. Yields moved higher (peaking for the year), and equities sold off as many pundits were predicting an imminent recession.
However, as we approached year-end and eased into a new year, yields declined and equities moved sharply higher. Although it wasn’t a straight line by any means, in our view, the past 12 months have been a near-best-case scenario after the tumult of the prior year. The economy proved resilient, corporate earnings continued to meet or exceed expectations, labor markets eased, and key measures of inflation moderated. Financial markets even began pricing in a series of rate cuts for 2024, though whether this comes to fruition will be data-dependent in the months ahead.
In terms of the numbers, the S&P 500
®
Index, the bell-weather proxy for our domestic stock market, delivered an impressive total return of 30.45% for our annual reporting period. Bonds also rebounded from a dreadful prior year. The Bloomberg U.S.
Aggregate Bond Index—a proxy for a diversified fixed income portfolio and one that many investors and institutions follow closely—delivered a total return of 3.33% for the 12-month reporting period.
Although the past year was constructive for investors, it’s important to remember that it was a winding road replete with many challenges. As we have championed before, it’s vital to remain calm in the face of adversity, but it’s equally important to resist unbridled optimism when markets rally strongly. We think the best approach is to stay even keeled and unemotional, and that you should understand your own risk tolerance, maintain a well-diversified portfolio across asset classes and investment types, and make a long-term plan and stick to it. We still believe that’s the best formula for success.

3
On the following pages you will find information relating to your Victory Mutual Fund. If you have any questions, we encourage you to contact our Investment Specialist. Call 800-235-8396, or visit our website at vcm.com.
From all of us here at Victory Capital, thank you for letting us help you work toward your investment goals.
James De Vries
President,
Victory Funds

4
Victory Cornerstone Conservative Fund
Manager’s Commentary
(Unaudited)
What were the market conditions during the reporting period?
In the second quarter of 2023, equities continued to rally. Many of the market leaders and underlying investing themes remained in place. The tech sector and other growth-oriented stocks—especially large-cap tech—moved sharply higher. Value-oriented equities also enjoyed positive results, though their gains were much more subdued during the second quarter and the first half of the year by comparison. Investors cheered the notion that the U.S. Federal Reserve (the “Fed”) would finally pause its long streak of consecutive rate hikes. After raising the federal funds rate by yet another 25 basis points (a basis point is 1/100th of a percentage point) in May 2023, the Fed took a breather, thanks largely to signs that inflation was cooling. All this fueled stocks, especially growth-oriented stocks that tend to struggle in an environment of rising interest rates (and higher capital costs). Strong labor markets and resilient consumer spending—both of which continued to surprise economists during the second quarter—also pushed stocks higher while diminishing any near-term talk of recession.
The strong equity market rally enjoyed during the first half of the year did not continue in the third quarter. Although the quarter began on a strong note with many companies exceeding earnings expectations and most sectors moving higher in July, the momentum reversed as summer progressed. Was this simply the market taking a breather after a strong run? There were several factors that conspired to undermine the rally and investor sentiment. Many investors became concerned that continued strong labor markets—normally a good thing for the economy—would keep wages (and by extension inflation) elevated. The Fed certainly noticed the labor data and pledged to remain vigilant in the inflation fight. As the third quarter progressed, the market struggled with the renewed notion that interest rates would remain “higher-for-longer,” which seemingly became the Fed’s new mantra.
After a rocky start to the fourth quarter, financial markets found their footing and coasted into year-end in what could only be described as a festive mood. October was a difficult month with both stock and bond markets facing severe headwinds. Chief among these was the notion that the Fed was not yet finished with its aggressive rate-hike campaign. Bond prices were under pressure as the 10-year Treasury yield climbed and hovered around 5%, its highest level of the year. More importantly, this was widely interpreted as a warning sign for future economic growth. In fact, many pundits were expecting an imminent recession, and stocks declined early in the quarter to reflect that possibility. Fortunately, it was a false alarm and sentiment flipped as we approached year-end. Economic growth proved resilient, corporate earnings continued to meet or exceed expectations, labor markets eased, and key measures of inflation moderated. Taming inflation has been the Fed’s primary focus, and although it remained above the stated 2% target late in the year, it was trending in the right direction and far below peak levels. This gave the
Fed the leeway to back off—and likely end—the historic rate-hike campaign.
As we moved into January of 2024, a concentrated rally led by mega-cap tech names once again led the market. In February, the major U.S. equity indices concluded the month with gains. The notable development in February revolved around the change in market anticipation regarding the timing of the first interest rate reduction. Although rate cuts are still expected to occur, most anticipate they will now come later in the year.
How did the Victory Cornerstone Conservative Fund (the “Fund”) perform during the reporting period?
For the reporting period ended February 29, 2024, the Fund had a total return (at net asset value) of 8.24%. This compares to returns of 4.06% for the Bloomberg U.S. Universal Index, and 7.29% for the Cornerstone Conservative Composite Index.
What strategies did you employ during the reporting period?
The Fund had a positive total return over the reporting period, as global financial markets recovered. Inflation concerns moderated and focus shifted to the possibility of global interest rates peaking which provided relief to investors. The Fund outperformed the
Cornerstone Conservative Composite Index.
Positive contributors to the relative performance included the underlying funds’ security selection and allocations within fixed income. Over the period, the Fund maintained a large allocation to short-term corporate bonds and an overall shorter duration, which contributed positively. The Fund’s underlying holdings in fixed income outperformed as well due to their overweight in asset backed securities and positive security selection within investment grade corporates. In U.S. equity markets, the Fund was challenged by the rotation from value-oriented stocks into mega cap growth stocks over the period. On the other hand, underlying holdings in emerging market equities and international equities outperformed their respective benchmarks.

5
Victory Cornerstone Conservative Fund
Manager’s Commentary (continued)
(Unaudited)
Our approach is to hold a core, diversified portfolio, while accounting for both current risks and longer-term opportunities. We stay focused on fundamentals, valuations, and diversification. The Fund tilts to the value style over growth, and to higher-quality stocks over their lower-quality counterparts. We believe this approach, is prudent for long-term investors and is particularly important now given the elevated uncertainty in the outlook for the economy and markets.
Thank you for allowing us to assist you with your investment needs.

6
Victory Cornerstone Conservative Fund
Investment Overview
(Unaudited)
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
Victory Cornerstone Conservative Fund — Growth of $10,000
1
The unmanaged Bloomberg U.S. Universal Index is an index that represents the union of the U.S. Aggregate Index, U.S. Corporate High-Yield,
Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers
USD denominated, taxable bonds that are rated either investment-grade or below investment-grade. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
2
The Cornerstone Conservative Composite Index is a combination of unmanaged indexes representing the Fund’s model allocation, and consists of the
MSCI USA Investable Market Index (IMI) Gross (11%), the MSCI ACWI ex USA IMI Net (8%), the Bloomberg U.S. Universal Index (78%), the Bloomberg
Commodity Index Total Return (0.5%), the MSCI U.S. Real Estate Investment Trust (REIT) Index Gross (0.5%), and the Bloomberg U.S. Treasury - Bills
(1-3M) (2%). This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended February 29, 2024
Fund
Shares
INCEPTION DATE 6/8/12
Net Asset
Value
Bloomberg U.S.
Universal Index
1
Cornerstone
Conservative
Composite
Index
2
One Year 8.24% 4.06% 7.29%
Five Year 3.79% 0.85% 2.88%
Ten Year 3.42% 1.73% 3.17%

7
Victory Portfolios III
Victory Cornerstone Conservative Fund
February 29, 2024
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks current income and also considers the potential for capital appreciation.
Top 10 Holdings*:
February 29, 2024
(% of Net Assets)
Asset Allocation*:
February 29, 2024
(% of Net Assets)
Does not include futures contracts and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Victory Core Plus Intermediate Bond Fund Institutional Shares
23.3%
VictoryShares Short-Term Bond ETF
15.0%
Victory Government Securities Fund Institutional Shares
12.4%
Victory Income Fund Institutional Shares
8.3%
VictoryShares Core Intermediate Bond ETF
7.9%
Victory High Income Fund Institutional Shares
5.0%
Victory Market Neutral Income Fund Institutional Shares
4.6%
Victory 500 Index Fund Reward Shares
4.3%
Victory International Fund Institutional Shares
3.4%
Victory Target Managed Allocation Fund
2.8%

Schedule of Portfolio Investments
February 29, 2024
Victory Portfolios III
Victory Cornerstone Conservative Fund
8
See notes to financial statements.
Security Description Shares
Value
(000)
Affiliated Exchange-Traded Funds (30.5%)
VictoryShares Core Intermediate Bond ETF .................................... 356,133 $ 16,425
VictoryShares Emerging Markets Value Momentum ETF .......................... 55,618 2,520
VictoryShares Free Cash Flow ETF .......................................... 60,000 1,787
VictoryShares International Value Momentum ETF ............................... 103,561 4,868
VictoryShares Short-Term Bond ETF ......................................... 629,201 31,240
VictoryShares US Small Mid Cap Value Momentum ETF .......................... 18,550 1,419
VictoryShares US Value Momentum ETF ...................................... 30,995 2,224
VictoryShares Westend U.S. Sector ETF ...................................... 82,587 2,880
Total Affiliated Exchange-Traded Funds (Cost $63,486)
a
a
a
63,363
Affiliated Mutual Funds (69.5%)
Victory 500 Index Fund Reward Shares ....................................... 136,642 8,886
Victory Core Plus Intermediate Bond Fund Institutional Shares ...................... 5,327,013 48,423
Victory Emerging Markets Fund Institutional Shares .............................. 124,933 2,510
Victory Government Securities Fund Institutional Shares ........................... 2,960,929 25,849
Victory High Income Fund Institutional Shares .................................. 1,524,768 10,445
Victory Income Fund Institutional Shares ...................................... 1,516,499 17,197
Victory Income Stock Fund Institutional Shares ................................. 129,258 2,475
Victory International Fund Institutional Shares .................................. 269,769 7,133
Victory Market Neutral Income Fund Institutional Shares .......................... 1,121,198 9,519
Victory Nasdaq-100 Index Fund Class R6 ..................................... 84,055 3,798
Victory Precious Metals and Minerals Fund Institutional Shares ...................... 63,955 948
Victory Short-Term Bond Fund Institutional Shares ............................... 842 7
Victory Small Cap Stock Fund Institutional Shares ............................... 107,653 1,482
Victory Target Managed Allocation Fund ...................................... 571,622 5,728
Victory Value Fund Institutional Shares ....................................... –(a) –(b)
Total Affiliated Mutual Funds (Cost $149,109)
a
a
a
144,400
Total Investments (Cost $212,595) — 100.0% 207,763
Other assets in excess of liabilities — 0.0%(c) 18
NET ASSETS - 100.00% $ 207,781
At February 29, 2024, the foreign securities held by the underlying Funds were 8.2% of net assets.
(a)
Rounds to less than 1 share.
(b)
Rounds to less than $1 thousand.
(c)
Amount represents less than 0.05% of net assets.
ETF
—
Exchange-Traded Fund

Statement of Assets and Liabilities
February 29, 2024
9
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
Victory
Cornerstone
Conservative Fund
Assets:
Affiliated investments, at value (Cost $212,595) $ 207,763
Cash 138
Receivables:
Interest 3
Capital shares issued 54
From Adviser 2
Prepaid expenses 6
Total Assets 207,966
Liabilities:
Payables:
Capital shares redeemed 141
Accrued expenses and other payables:
Custodian fees 1
Transfer agent fees 2
Compliance fees — (a)
Trustees' fees — (a)
Other accrued expenses 41
Total Liabilities 185
Commitments and contingencies (Note 4 )
Net Assets:
Capital 212,440
Total accumulated earnings/(loss) (4,659)
Net Assets $ 207,781
Shares (unlimited number of shares authorized with no par value): 19,737
Net asset value, offering and redemption price per share:(b) $ 10 .53
(a) Rounds to less than $1 thousand.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Year Ended February 29, 2024
10
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory
Cornerstone
Conservative Fund
Investment Income:
Dividends from affiliated investments $ 7,915
Interest from unaffiliated investments 23
Securities lending (net of fees) 1
Total Income 7,939
Expenses:
Sub-Administration fees 19
Custodian fees 6
Transfer agent fees 12
Trustees' fees 47
Compliance fees 2
Printing fees 29
Legal and audit fees 55
State registration and filing fees 23
Other expenses 7
Recoupment of prior expenses waived/reimbursed by Adviser 9
Total Expenses 209
Expenses waived/reimbursed by Adviser (2)
Net Expenses 207
Net Investment Income (Loss) 7,732
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from affiliated investment securities (356)
Capital gain distributions received from affiliated investment securities 174
Net change in unrealized appreciation/depreciation on affiliated investment securities 8,872
Net realized/unrealized gains (losses) on investments 8,690
Change in net assets resulting from operations $ 16,422

11
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Cornerstone Conservative Fund
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 7,732 $ 4,907 $ 6,515
Net realized gains (losses) (182) (518) 4,004
Net change in unrealized appreciation/depreciation 8,872 (9,153) (25,778)
Change in net assets resulting from operations 16,422 (4,764) (15,259)
Change in net assets resulting from distributions to shareholders (7,984) (7,626) (9,581)
Change in net assets resulting from capital transactions (8,171) (3,233) 4,027
Change in net assets 267 (15,623) (20,813)
Net Assets:
Beginning of period 207,514 223,137 243,950
End of period $ 207,781 $ 207,514 $ 223,137
Capital Transactions:
Proceeds from shares issued $ 26,348 $ 21,361 $ 60,512
Distributions reinvested 7,926 7,574 9,518
Cost of shares redeemed (42,445) (32,168) (66,003)
Change in net assets resulting from capital transactions $ (8,171) $ (3,233) $ 4,027
Share Transactions:
Issued 2,573 2,088 5,222
Reinvested 778 751 819
Redeemed (4,149) (3,156) (5,759)
Change in Shares (798) (317) 282
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
12
See notes to financial statements.
Victory Cornerstone Conservative Fund
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Year
Ended
May 31, 2019
Net Asset Value, Beginning of Period $10.11 $10.70 $11.86 $10.96 $10.72 $10.64
Investment Activities:
Net investment income (loss) 0.38(b) 0.24(b) 0.31(b) 0.30(b) 0.32(b) 0.32
Net realized and unrealized gains (losses) 0.43 (0.46) (1.01) 1.03 0.25 0.08
Total from Investment Activities 0.81 (0.22) (0.70) 1.33 0.57 0.40
Distributions to Shareholders from:
Net investment income (0.39) (0.19) (0.31) (0.31) (0.33) (0.32)
Net realized gains — (0.18) (0.15) (0.12) — —
Total Distributions (0.39) (0.37) (0.46) (0.43) (0.33) (0.32)
Net Asset Value, End of Period $10.53 $10.11 $10.70 $11.86 $10.96 $10.72
Total Return(c)(d) 8.24% (2.00)% (6.19)% 12.28% 5.45% 3.84%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 0.10% 0.10% 0.08% 0.10% 0.09% 0.10%
Net Investment Income (Loss)(e) 3.73% 3.09% 2.68% 2.61% 2.92% 2.99%
Gross Expenses(e)(g) 0.10% 0.12% 0.08% 0.10% 0.10% 0.12%
Supplemental Data:
Net Assets at end of period (000's) $207,781 $207,514 $223,137 $243,950 $205,950 $193,265
Portfolio Turnover(c) 11% 2% 11% 15% 8% 22%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.
(g) Does not include acquired fund fees and expenses, if any.

Notes to Financial Statements
February 29, 2024
Victory Portfolios III
13
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following Fund (the "Fund"):
The Fund is classified as diversified under the 1940 Act. The Fund is a "fund of funds" in that it invests in a selection of affiliated mutual funds and exchange-traded funds ("ETFs") managed by the Fund's Adviser, Victory Capital Management Inc. ("VCM" or the "Adviser"), an affiliate of the Fund. VCM is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
The Fund may rely on various exemptions contained in the 1940 Act and in exemptive rules or orders thereunder issued by the Securities and Exchange Commission (“SEC”) that permit funds, subject to certain conditions, to invest in one or more ETFs and certain other types of investment companies in amounts that exceed limits set forth in the 1940 Act that would otherwise be applicable.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the "Board"),  has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including ETFs, are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in the underlying affiliated Funds and other open-end investment companies, other than ETFs, are valued at their net asset value
(“NAV”) at the end of each business day. These valuations are typically categorized as Level 1 in the fair value hierarchy.
The underlying affiliated Funds have specific valuation procedures. In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the
Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
Fund (Legal Name) Fund (Short Name)
Victory Cornerstone Conservative Fund Cornerstone Conservative Fund

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
14
A summary of the valuations as of February 29, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of February 29, 2024, there were no significant transfers into/out of Level 3.
Investment Companies:
Exchange-Traded Funds:
The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.  Gains or losses realized on sales of securities are recorded on the identified cost basis.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by SEC guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s Schedule of Portfolio Investments. Collateral
requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income
(net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
As of February 29, 2024, the Fund did not have any securities on loan.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized
Level 1 Level 2 Level 3 Total
Cornerstone Conservative Fund
Affiliated Exchange-Traded Funds .................................. $ 63,363 $ — $ — $ 63,363
Affiliated Mutual Funds ......................................... 144,400 — — 144,400
Total ....................................................... $ 207,763 $ — $ — $ 207,763

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
15
gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28 or February 29 for leap years.
For the year ended February 29, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended February 29, 2024, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.  The Adviser does not receive any fees from the Fund for these services.
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the year ended February
29, 2024, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
does not receive any fees from the Fund for these services.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as Sub-Administration
fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA does not receive any fees from the Fund for these services. The Fund pays for out-of-pocket expenses incurred and are reflected on the Statement of
Operations as Transfer agent fees.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Excluding U.S. Government
Securities
Purchases Sales
Cornerstone Conservative Fund ................................................................ $ 22,403 $ 30,272

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
16
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the year ended
February 29, 2024, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2024. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limit. As of February 29, 2024, the expense limit (excluding voluntary waivers) was:
Under the terms of the expense limitation agreement, as amended June 22, 2023, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limit in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at February 29, 2024. For the year ended February 29, 2024, recoupment in the amount of $9 thousand was paid to the Adviser.
As of February 29, 2024, the following amounts are available to be repaid to the Adviser (amounts in thousands):
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended February 29, 2024.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Tactical Allocation Risk — The Fund has a targeted risk tolerance and a corresponding asset allocation target; however, mere asset allocation and volatility are not the sole determination of risk. The Fund’s managers will tactically allocate away from the target allocation as market conditions and the perceived risks warrant. The Fund bears the risk that the managers’ tactical allocation will not be successful.
Affiliated Funds Risk — The risks of the Fund directly correspond to the risks of the underlying affiliated funds in which the Fund invests. By investing in the underlying affiliated funds, the Fund has exposure to the risk of many different areas of the market. The degree to which the risks described below apply to the Fund varies according to the Fund’s asset allocation. For instance, the more the Fund is allocated to stock funds, the greater the risk associated with equity securities. The Fund also is subject to asset allocation risk (i.e., the risk that allocations will not produce the intended results) and to management risk (i.e., the risk that the selection of underlying affiliated funds will not produce the intended results).
Conflict of Interest Risk — In managing a Fund that invests in underlying affiliated funds, the Adviser may have conflicts of interest in allocating the Fund’s assets among the various underlying affiliated funds. This is because the fees payable by some of the underlying affiliated funds to the Adviser and/or its affiliates are higher than the fees payable by other underlying affiliated funds, and because the Adviser also manages and administers the underlying affiliated funds.
ETF Risk — The Fund may invest in shares of ETFs, which generally are registered investment companies that hold a portfolio of common stocks or debt securities, the shares of which are traded on an exchange. ETFs incur their own management and other fees and expenses, such as trustees’ fees, operating expenses, registration fees, and marketing expenses, a proportionate share of which will be borne indirectly by the
Fund as a shareholder in an ETF. As a result, the Fund’s investment in an ETF will cause the Fund to indirectly bear the fees and expenses of the ETF and, in turn, the Fund’s performance may be lower than if the Fund were to invest directly in the underlying securities held by the
ETF. For investments in affiliated ETFs, the Fund’s management fee is reimbursed by the Adviser to the extent of the indirect management fee
In effect until June 30, 2024
Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.10%
Expires
2026
Expires
2027 Total
Cornerstone Conservative Fund ....................................................... $ 14 $ 2 $ 16

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
17
incurred through the Fund’s investment in the affiliated ETFs. The Adviser may have conflicts of interest in allocating assets among affiliated and unaffiliated ETFs, because the Adviser also manages and administers the affiliated ETFs, and the Adviser and its affiliates receive other fees from the affiliated ETFs. In addition, the Fund also will be subject to the risks associated with the securities or other investments held by the ETFs.
Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended February 29, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 26, 2024, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the year ended February 29, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the year ended February 29, 2024.
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income quarterly. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of February 29, 2024, on the Statement of Assets and Liabilities, there were no permanent book-to-tax difference reclassification adjustments.
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
Year Ended February 29, 2024
Distributions Paid
From:
Ordinary
Income
Total
Distributions
Paid
Cornerstone Conservative Fund .............................................................. $ 7,984 $ 7,984

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
18
* Effective February 28, 2023, the Fund's fiscal year end changed from May 31 to February 28.
As of February 29, 2024, the components of accumulated earnings/(loss) on a tax basis were as follows (amounts in thousands):
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.
As of February 29, 2024, the Fund had net capital loss carryforwards as shown in the table below (amounts in thousands). It is unlikely that the
Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
As of February 29, 2024, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
8. Affiliated Securities:
An affiliated security is a security in which the Fund has ownership of at least 5% of the security’s outstanding voting shares, an investment company managed by VCM, or an issuer under common control with the Fund or VCM. The Fund does not invest in affiliated securities for the purpose of exercising management or control. These securities are noted as affiliated on the Fund’s Schedule of Portfolio Investments. The
financial statements of the underlying funds can be found in shareholder reports filed with the SEC by each such underlying fund semi-annually on Form N-CSR and are available for download from both the SEC’s as well as each respective underlying fund’s website. Transactions in affiliated securities during the year ended February 29, 2024, were as follows (amounts in thousands):
Nine Months Ended February 28, 2023*
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Cornerstone Conservative Fund
...............................................
$ 3, 942 $ 3,684 $ 7,626
Year Ended May 31, 2022
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Cornerstone Conservative Fund
...............................................
$ 6,665 $ 2, 916 $ 9,581
Undistributed
Ordinary
Income
Accumulated
Earnings
(Loss)
Accumulated
Capital and
Other Losses
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings
(Loss)
Cornerstone Conservative Fund ........................ $ 1,461 $ 1,461 $ (531) $ (5,589) $ (4,659)
Short-Term
Amount
Long-Term
Amount Total
Cornerstone Conservative Fund ............................................ $ — $ (531) $ (531)
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Cornerstone Conservative Fund .......................... $ 213,352 $ 10,548 $ (16,137) $ (5,589)
Fair Value
2/28/2023
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
2/29/2024
Dividend
Income
Cornerstone Conservative Fund
Victory 500 Index Fund Reward
Shares ..................... $ 8,920 $ 198 $ (2,415) $ 262 $ 77 $ 1,921 $ 8,886 $ 121
Victory Core Plus Intermediate
Bond Fund Institutional Shares ... 40,843 7,472 (1) —* — 109 48,423 1,970

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
19
9. New Regulatory Pronouncement:
In October 2022, the SEC adopted the Tailored Shareholder Reports Rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
Fair Value
2/28/2023
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
2/29/2024
Dividend
Income
Victory Emerging Markets Fund
Institutional Shares ............ $ 2,175 $ 49 $ — $ — $ — $ 286 $ 2,510 $ 49
Victory Government Securities Fund
Institutional Shares ............ 31,771 933 (6,773) (879) — 797 25,849 933
Victory Growth Fund, Institutional
Shares ..................... 1,585 — (1,897) 649 — (337) — —
Victory High Income Fund
Institutional Shares ............ 11,614 789 (2,197) (442) — 681 10,445 789
Victory Income Fund Institutional
Shares ..................... 17,919 685 (1,633) (224) — 450 17,197 685
Victory Income Stock Fund
Institutional Shares ............ 1,723 531 — — 70 221 2,475 61
Victory International Fund
Institutional Shares ............ 7,163 143 (1,001) (51) — 879 7,133 143
Victory Market Neutral Income
Fund Institutional Shares ....... 4,664 4,934 — — — (79) 9,519 334
Victory Nasdaq-100 Index Fund
Class R6 ................... 1,519 1,294 — — 27 985 3,798 67
Victory Precious Metals and
Minerals Fund Institutional Shares . 996 28 — — — (76) 948 28
Victory Short-Term Bond Fund
Institutional Shares ............ 6,635 119 (6,730) (311) — 294 7 119
Victory Small Cap Stock Fund
Institutional Shares ............ 1,354 4 — — — 124 1,482 4
Victory Target Managed Allocation
Fund ...................... 5,245 76 (402) (86) — 895 5,728 76
Victory Value Fund Institutional
Shares ..................... 1,525 — (1,538) 94 — (81) —* —
VictoryShares Core Intermediate
Bond ETF .................. 15,247 1,034 — — — 144 16,425 520
VictoryShares Emerging Markets
Value Momentum ETF ......... 2,236 — — — — 284 2,520 115
VictoryShares Free Cash Flow ETF — 1,611 — — — 176 1,787 15
VictoryShares International Value
Momentum ETF ............. 4,842 — (443) (61) — 530 4,868 215
VictoryShares Short-Term Bond
ETF ...................... 32,737 — (1,982) (96) — 581 31,240 1,562
VictoryShares US Small Mid Cap
Value Momentum ETF ......... 1,237 — — — — 182 1,419 22
VictoryShares US Value Momentum
ETF ...................... 5,166 — (3,260) 789 — (471) 2,224 69
VictoryShares Westend U.S. Sector
ETF ...................... — 2,503 — — — 377 2,880 18
$ 207,116 $ 22,403 $ (30,272) $ (356) $ 174 $ 8,872
$ 207,763
$ 7,915
* Rounds to less than $1 thousand.

20
Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Victory Cornerstone Conservative Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Victory Cornerstone Conservative Fund (the “Fund”) (one of the funds constituting Victory Portfolios III (the “Trust”)), including the schedule of portfolio investments, as of February 29, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended and the period from June 1, 2022 through February 28, 2023 and the year ended May 31, 2022, the financial highlights for the year then ended and the period from June 1, 2022 through February 28, 2023 and each of the four years in the period ended May 31, 2022, and the related notes (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Victory Portfolios III) at February 29, 2024, the results of its operations for the year then ended, the changes in its net assets for the year then ended and the period from June 1, 2022 through February 28, 2023 and the year ended May 31, 2022, and its financial highlights for the year then ended and the period from June 1, 2022 through February 28, 2023 and each of the four years in the period ended
May 31, 2022, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 29, 2024, by correspondence with the custodian and transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Victory Capital investment companies since 1995.
San Antonio, Texas
April 26, 2024

Supplemental Information
February 29, 2024
Victory Portfolios III
21
(Unaudited)
Trustee and Officer Information
Board of Trustees:
Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the
State of Delaware. There are currently seven Trustees, six of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (“Independent Trustees”) and one of whom is an “interested person” of the Trust within the meaning of that term under the
1940 Act (“Interested Trustee”). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.
The following tables list the Trustees, their date of birth, position with the Trust, commencement of service, principal occupations during the past five years, and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange
Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 45 portfolios in the Trust. Each Trustee’s address is c/o Fund
Administration, 15935 La Cantera Pkwy, San Antonio, TX 78256.
Name and Date of
Birth
Position Held with the
Trust
Date Commenced
Service
Principal Occupation During Past
5 Years
Other Directorships Held During Past
5 Years
Independent Trustees
Jefferson C. Boyce
(September 1957)
Independent
Chair
Trustee since
September 2013,
Independent Chair
since January 2021
Retired. Westhab, Inc., New York Theological
Seminary, American Filtration Corp.
Dawn M. Hawley
(February 1954)
Trustee April 2014 Retired. None.
Daniel S. McNamara
(June 1966)
Trustee January 2012 Trustee, President, and Vice
Chairman of USAA ETF Trust (6/17-
6/19); President of Financial Advice
& Solutions Group (FASG), USAA
(2/13-3/21); Director of USAA Asset
Management Company (AMCO),
(8/11-6/19); Chairman of Board of
AMCO (4/13-6/19); Director of
USAA Investment Services Company
(ISCO) (formerly USAA Investment
Management Company) (9/09-3/21);
Chairman of Board of ISCO (4/13-
12/20); President and Director of
USAA Shareholder Account Services
(SAS) (10/09-6/19); Chairman of
Board of SAS (4/13-6/19); Senior
Vice President of USAA Financial
Planning Services Insurance Agency,
Inc. (FPS) (4/11-3/21); Director and
Vice Chairman of FPS (12/13-3/21);
President and Director of USAA
Investment Corporation (ICORP)
(3/10-3/21); Chairman of Board of
ICORP (12/13-3/21); Director of
USAA Financial Advisors, Inc. (FAI)
(12/13-3/21); Chairman of Board of
FAI (3/15-3/21).
None.
Richard Y.
Newton, III
(January 1956)
Trustee March 2017 Director, Elta North America (1/18-
8/19), which is a global leader in the
design, manufacture, and support
of innovative electronic systems in
the ground, maritime, airborne, and
security domains for the nation’s
warfighters, security personnel, and
first responders; Managing Partner,
Pioneer Partnership Development
Group (12/15-present).
Terran Orbital Corp., American Made
Filtration Corp.

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
22
(Unaudited)
* Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.
The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.
Barbara B. Ostdiek,
Ph.D. (March 1964)
Trustee January 2008 Senior Associate Dean of Degree
programs at Jesse H. Jones Graduate
School of Business at Rice University
(7/13-present); Associate Professor
of Finance at Jesse H. Jones Graduate
School of Business at Rice University
(7/01-7/21); Professor of Finance
at Jesse H. Jones Graduate School
of Business at Rice University
(7/21-present).
None.
John C. Walters
(February 1962)
Trustee July 2019 Retired. Guardian Variable Products Trust
(16 series)
Interested Trustee
David C. Brown*
(May 1972)
Trustee July 2019 Chief Executive Officer and
Chairman (since 2013), the Adviser;
Chief Executive Officer and
Chairman (since 2013), Victory
Capital Holdings, Inc.; Director
(since 2013), Victory Capital
Services, Inc.; Director (since 2019),
Victory Capital Transfer Agency, Inc.
Trustee, Victory Portfolios; Board
Member, Victory Capital Services, Inc.

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
23
(Unaudited)
Officers:
The officers of the Trust are elected by the Board to actively supervise the Trust’s day-to-day operations. The officers of the Trust, their date of birth, the length of time served, and their principal occupations during the past five years are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the
Trust is 15935 La Cantera Parkway, San Antonio, Texas 78256. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.
Name and Date of Birth Position with the Trust
Date Commenced
Service Principal Occupation During Past 5 Years
James K. De Vries
(April 1969)
President March 2018 Head of Fund Administration, the Adviser (5/1/23-present); Vice
President, Victory Capital Transfer Agency, Inc. (4/20/23-present);
Executive Director, the Adviser (7/1/19-4/30/23); Executive
Director, Investment and Financial Administration, USAA (2012-
6/30/19); Treasurer, USAA Mutual Funds Trust (2018-4/30/23).
Mr. De Vries also serves as the Principal Executive Officer for the Funds, Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.
Scott A. Stahorsky
(July 1969)
Vice President July 2019 Director, Third-Party Dealer Services & Reg Administration, Fund
Administration, the Adviser (5/1/23-present); Vice President,
Victory Capital Transfer Agency, Inc. (4/20/23-present); Manager,
Fund Administration, the Adviser (2015-4/30/23). Mr. Stahorsky
also serves as Vice President of Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Thomas Dusenberry
(July 1977)
Secretary June 2022 Director, Fund Administration, the Adviser (5/1/23-present);
Manager, Fund Administration, the Adviser (2022-4/30/23);
Treasurer and Principal Financial Officer (2020-2022), Assistant
Treasurer (2019), Salient MF Trust, Salient Midstream, MLP
Fund, and Forward Funds; Principal Financial Officer (2018-
2021) and Treasurer (2020-2021), Salient Private Access Funds
and Endowment PMF Funds; Senior Vice President of Fund
Accounting and Operations, Salient Partners (2020-2022); Director
of Fund Operations, Salient Partners (2016-2019). Mr. Dusenberry
also serves as Secretary of Victory Portfolios, Victory Portfolios II
and Victory Variable Insurance Funds.
Allan Shaer
(March 1965)
Treasurer July 2019 Senior Vice President, Financial Administration, Citi Fund Services
Ohio, Inc. (since 2016). Mr. Shaer also serves as the Funds’
Principal Financial and Accounting Officer. Mr. Shaer also serves as Treasurer of Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.
Christopher A. Ponte
(March 1984)
Assistant Treasurer May 2023 Director, Fund and Broker Dealer Finance, the Adviser
(5/1/23-present); Manager, Fund Administration, the Adviser
(2017-4/30/23); Chief Financial Officer, Victory Capital Services,
Inc. (since 2018). Mr. Ponte also serves as Assistant Treasurer of Victory Portfolios, Victory Portfolios II and Victory Variable
Insurance Funds.
Carol D. Trevino
(October 1965)
Assistant Treasurer September 2018 Director, Financial Reporting, Fund Administration, the Adviser
(5/1/23-present); Director, Accounting and Finance, the Adviser
(7/1/19-4/30/23); Accounting/Financial Director, USAA (12/13-
6/30/19). Ms. Trevino also serves as Assistant Treasurer Victory
Portfolios, Victory Portfolios II and Victory Variable Insurance
Funds.
Sean Fox
(September 1976)
Chief Compliance Officer June 2022 Senior Compliance Officer, the Adviser (2019-present);
Compliance Officer, the Adviser (2015-2019). Mr. Fox also
serves as Chief Compliance Officer for Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Michael Bryan
(December 1962)
Anti-Money Laundering
Compliance Officer and
Identity Theft Officer
May 2023 Vice President, CCO Compliance Support Services, Citi Fund
Services Ohio, Inc. (2008-present). Mr. Bryan also serves as the
Anti-Money Laundering Compliance Officer and identity Theft
Officer for Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.

Victory Portfolios III
24
(Unaudited)
Supplemental Information — continued
February 29, 2024
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Fund’s Statement of Additional Information on our website or upon request by calling 800-235-8396. The Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and is available on the SEC’s website at sec.gov.
Expense Example
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1,
2023, through February 29, 2024.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
9/1/23
Actual
Ending
Account
Value
2/29/24
Hypothetical
Ending
Account
Value
2/29/24
Actual
Expenses
Paid During
Period
9/1/23 - 2/29/24*
Hypothetical
Expenses
Paid During
Period
9/1/23 - 2/29/24*
Annualized
Expense Ratio
During Period
9/1/23 - 2/29/24
Cornerstone Conservative Fund .............. $ 1,000.00 $ 1,049.80 $ 1,024.37 $ 0.51 $ 0.50 0.10%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Portfolios III
25
(Unaudited)
Supplemental Information — continued
February 29, 2024
Additional Federal Income Tax Information
For the fiscal year ended February 29, 2024, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
Dividends qualified for corporate dividends received deductions of 6%.
The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per share outstanding on February 29, 2024, were $0.02 and less than $0.01, respectively.

Victory Portfolios III
26
(Unaudited)
Supplemental Information — continued
February 29, 2024
Considerations of the Board in Continuing the Investment Advisory Agreements
Victory Cornerstone Conservative Fund (the “Fund”)
At a meeting of the Board of Trustees (the “Board”) of Victory Portfolios III (the “Trust”) held on December 7-8, 2023, the Board, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the
“Independent Trustees”), approved for an annual period the continuance of the Investment Advisory Agreement (the “Advisory Agreement”)
between the Trust and Victory Capital Management Inc. (the “Adviser”) with respect to the Fund. Prior to the December 7-8, 2023 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 17, 2023.
In advance of the foregoing meetings, the Trustees requested, received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund’s investment performance, expenses, and fees to comparable investment companies; (ii)
information concerning the services rendered to the Fund, as well as information regarding the Adviser’s revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser’s operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees (“Independent Counsel”) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The
Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with
Independent Counsel at which no representatives of management were present.
At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund’s performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser’s profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board’s and its committees’ consideration of the Advisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser in prior years and that the Board’s conclusions may be based, in part, on its consideration of these same arrangements in prior years.
ADVISORY AGREEMENT
After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.
Nature, Extent, and Quality of Services – In considering the nature, extent, and quality of the services provided by the Adviser under the
Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board considered that the Adviser manages the Fund’s assets directly through one or more investment franchises, and in doing so, continuously supervises the investment and reinvestment of cash and securities comprising the Fund’s assets. The Board also considered that the Adviser monitors pertinent economic, statistical, and financial data to determine which issuers and securities to include in the Fund’s portfolio as part of a continuous investment program. The Board also took into account its knowledge of the Adviser’s management and the quality of the performance of the
Adviser’s duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the
Fund, the Adviser and its affiliates provide administrative services, transfer agency services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the
Trust.
The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund’s compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.
The Board considered the Adviser’s management style and the performance of the Adviser’s duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund’s brokerage, including the Adviser’s process for monitoring “best execution,” also was considered. The Adviser’s role in coordinating the activities of the Fund’s other service providers was also considered.
The Board also considered the Adviser’s risk management processes. The Board considered the Adviser’s financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
27
(Unaudited)
Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.
The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the
Adviser’s oversight of the Fund’s day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser’s compliance and administrative staff.
Expenses and Performance – In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund’s advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund’s expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the “expense group”) and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the “expense universe”). Among other data, the
Board noted that the Fund’s net management fee rate – which includes advisory and administrative services and the effects of any performance adjustment, as well as any fee waivers and reimbursements – was below the medians of its expense group and expense universe. The data indicated that the Fund’s total expenses, including after any reimbursements, were below the median of its expense group and above the median of its expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The
Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above, and noted the high quality of services received by the Fund.
In considering the Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund’s performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund’s average annual total returns relative to its
Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the “performance universe”). The
Fund’s performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/
objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund’s performance was above the average of its performance universe and its Lipper index for the one-, three- and five-year periods ended June 30,
2023.
As part of its consideration, the Board factored into its evaluation of the Fund’s expenses and performance, the potential limitations inherent in the methodology used by the independent third party for developing and constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. In this regard, the Board also noted that the methodology may result in the Fund’s being included in one peer group one year and in a different peer group the next, and in similar funds being included in different peer groups. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by the third party provided a useful measure of comparative expenses and performance.
Compensation and Profitability – The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser’s business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the
Adviser waived a portion of its management fees and/or reimbursed certain expenses with respect to the Fund. The Trustees reviewed the profitability of the Adviser’s relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide transfer agency services, shareholder servicing and administrative services to the Fund for which they receive compensation. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.
Economies of Scale – The Board considered whether there should be changes in the management fee rate or structure in order to enable the
Fund to participate in any economies of scale. The Board also considered the fee waiver and expense reimbursement arrangements by the
Adviser. The Board took into account management’s discussion of the Fund’s current advisory fee structure. The Board also considered the effect of the change in size, if any, of each of the Fund’s classes on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board also considered the Adviser’s reinvestment in the business in the form of adding to investment capabilities and resources, improvements in technology, and customer service. The Board determined that the current investment management fee structure was reasonable.
Other Benefits – The Board also considered the potential direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. These potential benefits included, among other things, the opportunity to offer additional products and services to the Fund’s shareholders.
Conclusions – The Board reached the following conclusions regarding the Fund’s Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
28
(Unaudited)
with similar investment objectives and to relevant indices; (iv) the Fund’s advisory fees are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser’s and its affiliates’ level of profitability from their relationship with the
Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

Victory Portfolios III
29
(Unaudited)
Supplemental Information — continued
February 29, 2024
Liquidity Risk Management Program:
The Victory Portfolios III Funds (the "Trust") have adopted and implemented a written liquidity risk management program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage each
Fund’s liquidity risk, taking into consideration each Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of
Credit (discussed in the Notes to Financial Statements). The Trust’s Board of Trustees approved the appointment of the Funds' investment adviser, Victory Capital Management Inc. (“Victory Capital”), as the administrator of the LRMP.
Victory Capital manages liquidity risks associated with the Funds' investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of each Fund’s investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid, or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Funds' portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.
At a meeting held on March 15, 2024, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Funds did not experience any significant liquidity challenges during the covered period, and the Funds' LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure each Fund is able to meet redemption requests without significant dilution to the remaining investors’ interest in each Fund. During the review period, each Fund’s portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that each
Fund reasonably expected to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Funds have not adopted a highly liquid investment minimum. The Funds' investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-RN and recommended no material changes to the LRMP.

Victory Portfolios III
30
(Unaudited)
Supplemental Information — continued
February 29, 2024
Privacy Policy
Facts
WHAT DOES VICTORY
DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect, and share depend on the product or service you have with us. This information can include:
■ Social Security number and income.
■ Account balances and account transactions.
■ Data from public sources and third-party data services.
How?
All financial companies need to share customers’ personal information to run their everyday business as permitted by law. For example, we share with print and mail companies that assist us in sending mail. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons Victory chooses to share and whether you can limit this sharing.
Reasons we can share your personal information
Does
Victory
share?
Can you limit
this sharing?
For our everyday business purposes —
such as to process your transactions, maintain your accounts, respond to court orders and legal investigations, or report to credit bureaus
Yes No
For our marketing purposes —
to offer products and services provided by Victory
Yes No
For joint marketing —
sharing with other financial companies to jointly market the other company’s products or services
No
We do not
share
For everyday business purposes of the Victory family of companies —
this can include information about your Victory transactions and experiences
Yes No
For everyday business purposes of the Victory family of companies —
this can include information about your creditworthiness or insurability
No
We do not
share
For non-Victory companies to market to you
No
We do not
share

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
31
(Unaudited)
To limit our
sharing
■ Visit us online: vcm.com/optout
■ Call (877) 660-4400 – our menu will prompt you through your choices.
Please note:
If you are a new customer, we can begin sharing this information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share and protect your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call your account representative or (877) 660-4400 and ask to speak to a representative.
Who we are
Who is providing this notice? Victory Capital Holdings, Inc., and its family of companies, including companies identified with the Victory Capital name as described in the affiliates section below.
What we do
How does Victory protect my
personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Victory collect my
personal information?
We collect your personal information, for example, when you:
■ Open an account or make deposits or withdrawals from your account.
■ Give us your contact or account information.
■ Direct us to buy or sell securities.
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing? Federal law gives you the right to limit only:
■ Sharing among affiliated companies for everyday business purposes information about your creditworthiness and insurability.
■ Affiliates from using your information to market to you.
■ Sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
What happens when I limit
sharing for an account I hold
jointly with someone else?
Your choices will apply to everyone on your account.
Definitions
Victory family of companies
(affiliates)
Companies owned or controlled by Victory Capital Holdings, Inc. They can be financial and nonfinancial companies in the Victory family of companies.
■ The Victory family of companies includes: companies with a Victory Capital name, including without limitation Victory Capital Services, Inc., Victory
Capital Transfer Agency, Inc., Victory Capital Management Inc. and its
subsidiaries, RS Investments (UK) Limited, RS Investments (Hong Kong)
Limited, and RS Investment Management (Singapore) Pte. Ltd., as well as pooled vehicles managed or administered by Victory Capital Management
Inc., from time to time.

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
32
(Unaudited)
Non-Victory companies
(nonaffiliates)
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
■ We only share with non-Victory companies to service transactions you request or as necessary to provide our services.
■ We do not share with non-Victory companies so they can market their products to you.
Joint Marketing A formal agreement between a Victory company and a non-Victory financial company to market the non-Victory company’s products or services to you.
■ We do not share with any non-Victory financial company for joint marketing.
Other important information
For Nevada Residents : Nevada law requires that we tell you about the option to be placed on our internal do-
not-call list. If you’d rather not receive sales calls from us, please call (877) 660-4400 and ask to speak to a representative so we can place you on our do-not-call list.
You may also contact: Bureau of Consumer Protection Office of the Nevada Attorney General, 555 E. Washington
Ave., Ste. 3900, Las Vegas, NV 89101, call 1-702-486-3132 or Email: BCPINFO@ag.state.nv.us.
For Vermont Residents : In accordance with Vermont law, we will not share information we collect about you with companies who are not affiliates, except as permitted by law, such as with your consent or to service your accounts.
We will not share information about your creditworthiness with our affiliates without your authorization or consent, but we may share information about our transactions or experiences with you with our affiliates as permitted by law.
For California Residents : In accordance with California law, we will not share information we collect about you with nonaffiliates, except as allowed by law. For example, we may share information with your consent or to service your accounts. Among our affiliates, we will limit information sharing to the extent required by California law.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
97446-0424

February 29, 2024
Annual Report
Victory Cornerstone Equity Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Shareholder Letter (Unaudited) 2
Manager’s Commentary (Unaudited) 4
Investment Overview (Unaudited) 6
Investment Objective and Portfolio Holdings (Unaudited) 7
Schedule of Portfolio Investments 8
Financial Statements
Statement of Assets and Liabilities
9
Statement of Operations
10
Statements of Changes in Net Assets
11
Financial Highlights
12
Notes to Financial Statements 13
Report of Independent Registered Public Accounting Firm 20
Supplemental Information (Unaudited)
Trustee and Officer Information
21
Proxy Voting and Portfolio Holdings Information
24
Expense Example
24
Additional Federal Income Tax Information
25
Advisory Contract Approval
26
Liquidity Risk Management Program
29
Privacy Policy
30

2
Victory Funds Letter to Shareholders
(Unaudited)
Dear Shareholder,
The past year provided us with a stark reminder of just how quickly the investing environment and sentiment can shift. Fortunately, this time the change was for the better.
While 2022 was marred by stomach-churning volatility and steep drawdowns in both equities and bonds, it was a different story in our most recent annual reporting period ending February 29, 2024. Despite the ongoing challenges and uncertainties, investors benefited from a rebound in both stock and bond markets.
Looking back, it wasn’t clear sailing the entire year, and there were plenty of twists and turns along the way. An early-year relief rally was a welcome respite for investors, with some of the most beaten down growth-oriented sectors leading the market higher. However, the rebound was threatened in March due to some unusual turmoil within the banking sector, which resulted in the collapse of a few large regional banks. This turmoil sparked fears of a liquidity crunch and a wider banking contagion, and volatility increased while equities retreated. Fortunately, the U.S. Federal Reserve (the “Fed”) took quick action to restore confidence in the banking system. It also helped that the Fed finally paused its long series of aggressive rate hikes as inflation data finally began to cool.
Financial markets resumed their rally in the spring and early summer, but as we moved into the fall, markets reversed yet again.
Investors began wondering if the Fed would be able to remove all the excess liquidity that had been used to support the economy during the pandemic without causing a recession. Ironically, good news on the economy had become bad news on the interest-
rate outlook.
As we moved deeper into the third quarter of 2023, markets struggled with the renewed notion that interest rates would remain
“higher-for-longer,” which seemingly had become the Fed’s new mantra. Yields moved higher (peaking for the year), and equities sold off as many pundits were predicting an imminent recession.
However, as we approached year-end and eased into a new year, yields declined and equities moved sharply higher. Although it wasn’t a straight line by any means, in our view, the past 12 months have been a near-best-case scenario after the tumult of the prior year. The economy proved resilient, corporate earnings continued to meet or exceed expectations, labor markets eased, and key measures of inflation moderated. Financial markets even began pricing in a series of rate cuts for 2024, though whether this comes to fruition will be data-dependent in the months ahead.
In terms of the numbers, the S&P 500
®
Index, the bell-weather proxy for our domestic stock market, delivered an impressive total return of 30.45% for our annual reporting period. Bonds also rebounded from a dreadful prior year. The Bloomberg U.S.
Aggregate Bond Index—a proxy for a diversified fixed income portfolio and one that many investors and institutions follow closely—delivered a total return of 3.33% for the 12-month reporting period.
Although the past year was constructive for investors, it’s important to remember that it was a winding road replete with many challenges. As we have championed before, it’s vital to remain calm in the face of adversity, but it’s equally important to resist unbridled optimism when markets rally strongly. We think the best approach is to stay even keeled and unemotional, and that you should understand your own risk tolerance, maintain a well-diversified portfolio across asset classes and investment types, and make a long-term plan and stick to it. We still believe that’s the best formula for success.

3
On the following pages you will find information relating to your Victory Mutual Fund. If you have any questions, we encourage you to contact our Investment Specialist. Call 800-235-8396, or visit our website at vcm.com.
From all of us here at Victory Capital, thank you for letting us help you work toward your investment goals.
James De Vries
President,
Victory Funds

4
Victory Cornerstone Equity Fund
Manager’s Commentary
(Unaudited)
What were the market conditions during the reporting period?
In the second quarter of 2023, equities continued to rally. Many of the market leaders and underlying investing themes remained in place. The tech sector and other growth-oriented stocks—especially large-cap tech—moved sharply higher. Value-oriented equities also enjoyed positive results, though their gains were much more subdued during the second quarter and the first half of the year by comparison. Investors cheered the notion that the U.S. Federal Reserve (the “Fed”) would finally pause its long streak of consecutive rate hikes. After raising the federal funds rate by yet another 25 basis points (a basis point is 1/100th of a percentage point) in May 2023, the Fed took a breather, thanks largely to signs that inflation was cooling. All this fueled stocks, especially growth-oriented stocks that tend to struggle in an environment of rising interest rates (and higher capital costs). Strong labor markets and resilient consumer spending—both of which continued to surprise economists during the second quarter—also pushed stocks higher while diminishing any near-term talk of recession.
The strong equity market rally enjoyed during the first half of the year did not continue in the third quarter. Although the quarter began on a strong note with many companies exceeding earnings expectations and most sectors moving higher in July, the momentum reversed as summer progressed. Was this simply the market taking a breather after a strong run? There were several factors that conspired to undermine the rally and investor sentiment. Many investors became concerned that continued strong labor markets—normally a good thing for the economy—would keep wages (and by extension inflation) elevated. The Fed certainly noticed the labor data and pledged to remain vigilant in the inflation fight. As the third quarter progressed, the market struggled with the renewed notion that interest rates would remain “higher-for-longer,” which seemingly became the Fed’s new mantra.
After a rocky start to the fourth quarter, financial markets found their footing and coasted into year-end in what could only be described as a festive mood. October was a difficult month with both stock and bond markets facing severe headwinds. Chief among these was the notion that the Fed was not yet finished with its aggressive rate-hike campaign. Bond prices were under pressure as the 10-year Treasury yield climbed and hovered around 5%, its highest level of the year. More importantly, this was widely interpreted as a warning sign for future economic growth. In fact, many pundits were expecting an imminent recession, and stocks declined early in the quarter to reflect that possibility. Fortunately, it was a false alarm and sentiment flipped as we approached year-end. Economic growth proved resilient, corporate earnings continued to meet or exceed expectations, labor markets eased, and key measures of inflation moderated. Taming inflation has been the Fed’s primary focus, and although it remained above the stated 2% target late in the year, it was trending in the right direction and far below peak levels. This gave the
Fed the leeway to back off—and likely end—the historic rate-hike campaign.
As we moved into January of 2024, a concentrated rally led by mega-cap tech names once again led the market. In February, the major U.S. equity indices concluded the month with gains. The notable development in February revolved around the change in market anticipation regarding the timing of the first interest rate reduction. Although rate cuts are still expected to occur, most anticipate they will now come later in the year.
How did the Victory Cornerstone Equity Fund (the “Fund”) perform during the reporting period?
For the reporting period ended February 29, 2024, the Fund had a total return (at net asset value) of 20.92%. This compares to returns of 23.15% for the MSCI All-Country World Index, and 20.57% for the Cornerstone Equity Composite Index.
What strategies did you employ during the reporting period?
The Fund had a positive total return over the reporting period, as global financial markets recovered. Inflation concerns moderated and focus shifted to the possibility of global interest rates peaking which provided relief to investors. The Fund slightly outperformed the Cornerstone Equity Composite Index.
The Fund’s holdings in international, emerging markets and U.S. small cap equities contributed positively, outperforming their respective benchmarks. In U.S. large cap equities, the Fund’s tilt to the value style over growth, and to higher-quality stocks over their lower-quality counterparts detracted from performance as mega cap growth stocks led equity markets over the period. The
Fund maintains a large allocation to an index fund that tracks the Nasdaq-100 which helped to offset underperformance from the more value-oriented holdings.

5
Victory Cornerstone Equity Fund
Manager’s Commentary (continued)
(Unaudited)
Our approach is to hold a core, diversified portfolio, while accounting for both current risks and longer-term opportunities. We stay focused on fundamentals, valuations, and diversification. We believe this approach is prudent for long-term investors and is particularly important now given the elevated uncertainty in the outlook for the economy and markets.
Thank you for allowing us to assist you with your investment needs.

6
Victory Cornerstone Equity Fund
Investment Overview
(Unaudited)
High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
Victory Cornerstone Equity Fund — Growth of $10,000
1
The unmanaged MSCI All-Country World Index is a free float-adjusted, market-capitalization-weighted index designed to measure the performance of large- and mid-cap stocks across developed and emerging markets. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
2
The Cornerstone Equity Composite Index is a combination of unmanaged indexes representing the Fund’s model allocation, and consists of the MSCI
USA Investable Market Index (IMI) Gross (56%), the MSCI ACWI ex USA IMI Net (37%), the Bloomberg Commodity Index Total Return (2.5%), the MSCI
U.S. Real Estate Investment Trust (REIT) Index Gross (2.5%), and the Bloomberg U.S. Treasury - Bills (1-3M) (2%). This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended February 29, 2024
Fund
Shares
INCEPTION DATE 6/8/12
Net Asset
Value
MSCI All-Country
World Index
1
Cornerstone
Equity Composite
Index
2
One Year 20.92% 23.15% 20.57%
Five Year 8.86% 10.51% 10.30%
Ten Year 7.16% 8.37% 8.49%

7
Victory Portfolios III
Victory Cornerstone Equity Fund
February 29, 2024
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks capital appreciation over the long term.
Top 10 Holdings*:
February 29, 2024
(% of Net Assets)
Asset Allocation*:
February 29, 2024
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Victory 500 Index Fund Reward Shares
20.4%
Victory International Fund Institutional Shares
16.0%
VictoryShares International Value Momentum ETF
10.2%
Victory Nasdaq-100 Index Fund Class R6
7.9%
VictoryShares Westend U.S. Sector ETF
7.7%
Victory Target Managed Allocation Fund
6.2%
VictoryShares US Value Momentum ETF
5.6%
VictoryShares Emerging Markets Value Momentum ETF
5.3%
VictoryShares Free Cash Flow ETF
5.1%
Victory Emerging Markets Fund Institutional Shares
4.9%

Schedule of Portfolio Investments
February 29, 2024
Victory Portfolios III
Victory Cornerstone Equity Fund
8
See notes to financial statements.
l
Security Description Shares
Value
(000)
Affiliated Exchange-Traded Funds (37.3%)
VictoryShares Emerging Markets Value Momentum ETF .......................... 266,858 $ 12,091
VictoryShares Free Cash Flow ETF (a) ........................................ 392,000 11,674
VictoryShares International Value Momentum ETF ............................... 498,745 23,446
VictoryShares Small Cap Free Cash Flow ETF .................................. 70,000 1,804
VictoryShares US Small Mid Cap Value Momentum ETF .......................... 76,558 5,858
VictoryShares US Value Momentum ETF ...................................... 179,156 12,853
VictoryShares Westend U.S. Sector ETF ...................................... 505,530 17,633
Total Affiliated Exchange-Traded Funds (Cost $76,169)
a
a
a
85,359
Affiliated Mutual Funds (62.4%)
Victory 500 Index Fund Reward Shares ....................................... 718,963 46,754
Victory Emerging Markets Fund Institutional Shares .............................. 558,194 11,214
Victory Income Stock Fund Institutional Shares ................................. 530,409 10,157
Victory International Fund Institutional Shares .................................. 1,388,748 36,719
Victory Nasdaq-100 Index Fund Class R6 ..................................... 397,913 17,982
Victory Precious Metals and Minerals Fund Institutional Shares ...................... 45,942 681
Victory Small Cap Stock Fund Institutional Shares ............................... 377,813 5,202
Victory Target Managed Allocation Fund ...................................... 1,411,627 14,145
Total Affiliated Mutual Funds (Cost $109,901)
a
a
a
142,854
Collateral for Securities Loaned (0.0%)^(b)
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .22% (c) ........ 12,100 12
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .24% (c) ............ 12,100 12
Invesco Government & Agency Portfolio, Institutional Shares , 5 .25% (c) ............... 12,100 12
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .22% (c) . 12,100 12
Total Collateral for Securities Loaned (Cost $48)
a
a
a
48
Total Investments (Cost $186,118) — 99.7% 228,261
Other assets in excess of liabilities — 0.3% 684
NET ASSETS - 100.00% $ 228,945
At February 29, 2024, the foreign securities held by the underlying Funds were 36.5% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Amount represents less than 0.05% of net assets.
(c) Rate disclosed is the daily yield on February 29, 2024.
ETF
—
Exchange-Traded Fund

Statement of Assets and Liabilities
February 29, 2024
9
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
Victory
Cornerstone Equity
Fund
Assets:
Affiliated investments, at value (Cost $186,070) $ 228,213 (a)
Unaffiliated investments, at value (Cost $48) 48
Cash 958
Receivables:
Interest 2
Capital shares issued 20
From Adviser 1
Prepaid expenses 6
Total Assets 229,248
Liabilities:
Payables:
Collateral received on loaned securities 48
Capital shares redeemed 211
Accrued expenses and other payables:
Custodian fees 1
Transfer agent fees 3
Compliance fees — (b)
Trustees' fees — (b)
Other accrued expenses 40
Total Liabilities 303
Commitments and contingencies (Note 4 )
Net Assets:
Capital 186,015
Total accumulated earnings/(loss) 42,930
Net Assets $ 228,945
Shares (unlimited number of shares authorized with no par value): 14,018
Net asset value, offering and redemption price per share:(c) $ 16 .33
(a) Includes $48 thousand of securities on loan.
(b) Rounds to less than $1 thousand.
(c) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Year Ended February 29, 2024
10
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory
Cornerstone Equity
Fund
Investment Income:
Dividends from affiliated investments $ 4,590
Interest from unaffiliated investments 22
Securities lending (net of fees) 1
Total Income 4,613
Expenses:
Sub-Administration fees 19
Custodian fees 6
Transfer agent fees 12
Trustees' fees 47
Compliance fees 2
Printing fees 34
Legal and audit fees 54
State registration and filing fees 22
Other expenses 7
Recoupment of prior expenses waived/reimbursed by Adviser 8
Total Expenses 211
Expenses waived/reimbursed by Adviser (3)
Net Expenses 208
Net Investment Income (Loss) 4,405
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from affiliated investment securities 4,412
Capital gain distributions received from affiliated funds 796
Net change in unrealized appreciation/depreciation on affiliated investment securities 30,736
Net realized/unrealized gains (losses) on investments 35,944
Change in net assets resulting from operations $ 40,349

11
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Cornerstone Equity Fund
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 4,405 $ 3,128 $ 6,930
Net realized gains (losses) 5,208 2,265 10,451
Net change in unrealized appreciation/depreciation 30,736 (11,078) (31,549)
Change in net assets resulting from operations 40,349 (5,685) (14,168)
Change in net assets resulting from distributions to shareholders (10,854) (12,498) (10,625)
Change in net assets resulting from capital transactions 1,224 8,500 466
Change in net assets 30,719 (9,683) (24,327)
Net Assets:
Beginning of period 198,226 207,909 232,236
End of period $ 228,945 $ 198,226 $ 207,909
Capital Transactions:
Proceeds from shares issued $ 21,503 $ 13,374 $ 27,268
Distributions reinvested 10,830 12,470 10,602
Cost of shares redeemed (31,109) (17,344) (37,404)
Change in net assets resulting from capital transactions $ 1,224 $ 8,500 $ 466
Share Transactions:
Issued 1,420 929 1,585
Reinvested 691 902 608
Redeemed (2,056) (1,205) (2,174)
Change in Shares 55 626 19
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
12
See notes to financial statements.
Victory Cornerstone Equity Fund
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Year
Ended
May 31, 2019
Net Asset Value, Beginning of Period $14.20 $15.59 $17.44 $13.28 $13.90 $15.49
Investment Activities:
Net investment income (loss) 0.32(b) 0.23(b) 0.52(b) 0.27(b) 0.34(b) 0.26
Net realized and unrealized gains (losses) 2.61 (0.68) (1.56) 5.16 (0.24) (0.99)
Total from Investment Activities 2.93 (0.45) (1.04) 5.43 0.10 (0.73)
Distributions to Shareholders from:
Net investment income (0.33) (0.25) (0.59) (0.20) (0.32) (0.25)
Net realized gains (0.47) (0.69) (0.22) (1.07) (0.40) (0.61)
Total Distributions (0.80) (0.94) (0.81) (1.27) (0.72) (0.86)
Net Asset Value, End of Period $16.33 $14.20 $15.59 $17.44 $13.28 $13.90
Total Return(c)(d) 20.92% (2.66)% (6.41)% 42.26% 0.14% (4.35)%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 0.10% 0.10% 0.09% 0.10% 0.10% 0.10%
Net Investment Income (Loss)(e) 2.12% 2.15% 3.04% 1.74% 2.38% 1.79%
Gross Expenses(e)(g) 0.10% 0.12% 0.09% 0.11% 0.10% 0.13%
Supplemental Data:
Net Assets at end of period (000's) $228,945 $198,226 $207,909 $232,236 $191,013 $202,288
Portfolio Turnover(c) 14% 6% 12% 5% 6% 11%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.
(g) Does not include acquired fund fees and expenses, if any.

Notes to Financial Statements
February 29, 2024
Victory Portfolios III
13
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following Fund (the "Fund"):
The Fund is classified as diversified under the 1940 Act. The Fund is a "fund of funds" in that it invests in a selection of affiliated mutual funds and exchange-traded funds ("ETFs") managed by the Fund's Adviser, Victory Capital Management Inc. ("VCM" or the "Adviser"), an affiliate of the Fund. VCM is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
The Fund may rely on various exemptions contained in the 1940 Act and in exemptive rules or orders thereunder issued by the Securities and Exchange Commission (“SEC”) that permit funds, subject to certain conditions, to invest in one or more ETFs and certain other types of investment companies in amounts that exceed limits set forth in the 1940 Act that would otherwise be applicable.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the "Board"),  has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including ETFs, are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in the underlying affiliated Funds and other open-end investment companies, other than ETFs, are valued at their net asset value
(“NAV”) at the end of each business day. These valuations are typically categorized as Level 1 in the fair value hierarchy.
The underlying affiliated Funds have specific valuation procedures. In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the
Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
Fund (Legal Name) Fund (Short Name)
Victory Cornerstone Equity Fund Cornerstone Equity Fund

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
14
A summary of the valuations as of February 29, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of February 29, 2024, there were no significant transfers into/out of Level 3.
Investment Companies:
Exchange-Traded Funds:
The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.  Gains or losses realized on sales of securities are recorded on the identified cost basis.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by SEC guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s Schedule of Portfolio Investments. Collateral
requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income
(net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table (amounts in thousands) is a summary of the Fund’s securities lending transactions as of February 29, 2024.
Level 1 Level 2 Level 3 Total
Cornerstone Equity Fund
Affiliated Exchange-Traded Funds .................................. $ 85,359 $ — $ — $ 85,359
Affiliated Mutual Funds ......................................... 142,854 — — 142,854
Collateral for Securities Loaned ................................... 48 — — 48
Total ....................................................... $ 228,261 $ — $ — $ 228,261

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
15
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28 or February 29 for leap years.
For the year ended February 29, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended February 29, 2024, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.  The Adviser does not receive any fees from the Fund for these services.
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the year ended February
29, 2024, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
does not receive any fees from the Fund for these services.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as Sub-Administration
fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Cornerstone Equity Fund ........................................... $ 48 $ — $ 48
Excluding U.S. Government
Securities
Purchases Sales
Cornerstone Equity Fund .................................................................... $ 29,996 $ 34,587

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
16
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA does not receive any fees from the Fund for these services. The Fund pays for out-of-pocket expenses incurred and are reflected on the Statement of
Operations as Transfer agent fees.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the year ended
February 29, 2024, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2024. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limit. As of February 29, 2024, the expense limit (excluding voluntary waivers) was:
Under the terms of the expense limitation agreement, as amended June 22, 2023, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limit in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at February 29, 2024. For the year ended February 29, 2024, recoupment in the amount of $8 thousand was paid to the Adviser.
As of February 29, 2024, the following amounts are available to be repaid to the Adviser (amounts in thousands):
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended February 29, 2024.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Affiliated Funds Risk — The risks of the Fund directly correspond to the risks of the underlying affiliated funds in which the Fund invests. By investing in the underlying affiliated funds, the Fund has exposure to the risk of many different areas of the market. The degree to which the risks described below apply to the Fund varies according to the Fund’s asset allocation. For instance, the more the Fund is allocated to stock funds, the greater the risk associated with equity securities. The Fund also is subject to asset allocation risk (i.e., the risk that allocations will not produce the intended results) and to management risk (i.e., the risk that the selection of underlying affiliated funds will not produce the intended results).
Conflict of Interest Risk — In managing a Fund that invests in underlying affiliated funds, the Adviser may have conflicts of interest in allocating the Fund’s assets among the various underlying affiliated funds. This is because the fees payable by some of the underlying affiliated
In effect until June 30, 2024
Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.10%
Expires
2026
Expires
2027 Total
Cornerstone Equity Fund ........................................................... $ 22 $ 3 $ 25

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
17
funds to the Adviser and/or its affiliates are higher than the fees payable by other underlying affiliated funds, and because the Adviser also manages and administers the underlying affiliated funds.
Equity Risk — The Fund may invest in underlying affiliated funds that invest in equity securities.  The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United
States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Global markets, or those in a particular region, may all react in similar fashion to important political, economic, or other developments. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile.
Emerging Markets Risk — Foreign securities risk can be particularly heightened because investments in emerging market countries generally are more volatile than investments in developed markets. Emerging market countries are less economically diverse and mature than more developed countries and tend to be politically less stable.
ETF Risk — The Fund may invest in shares of ETFs, which generally are registered investment companies that hold a portfolio of common stocks or debt securities, the shares of which are traded on an exchange. ETFs incur their own management and other fees and expenses, such as trustees’ fees, operating expenses, registration fees, and marketing expenses, a proportionate share of which will be borne indirectly by the
Fund as a shareholder in an ETF. As a result, the Fund’s investment in an ETF will cause the Fund to indirectly bear the fees and expenses of the ETF and, in turn, the Fund’s performance may be lower than if the Fund were to invest directly in the underlying securities held by the
ETF. For investments in affiliated ETFs, the Fund’s management fee is reimbursed by the Adviser to the extent of the indirect management fee incurred through the Fund’s investment in the affiliated ETFs. The Adviser may have conflicts of interest in allocating assets among affiliated and unaffiliated ETFs, because the Adviser also manages and administers the affiliated ETFs, and the Adviser and its affiliates receive other fees from the affiliated ETFs. In addition, the Fund also will be subject to the risks associated with the securities or other investments held by the ETFs.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended February 29, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 26, 2024, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the year ended February 29, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
18
fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the year ended February 29, 2024.
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of February 29, 2024, on the Statement of Assets and Liabilities, there were no permanent book-to-tax difference reclassification adjustments.
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
* Effective February 28, 2023, the Fund's fiscal year end changed from May 31 to February 28.
As of February 29, 2024, the components of accumulated earnings/(loss) on a tax basis were as follows (amounts in thousands):
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.
As of February 29, 2024, the Fund had no capital loss carryforward for federal income tax purposes.
As of February 29, 2024, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
Year Ended February 29, 2024
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Cornerstone Equity Fund .................................................... $ 4,557 $ 6,297 $ 10,854
Nine Months Ended February 28, 2023*
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Cornerstone Equity Fund .................................................... $ 3, 407 $ 9,091 $ 12,498
Year Ended May 31, 2022
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Cornerstone Equity Fund .................................................... $ 7,967 $ 2,658 $ 10,625
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
(Loss)
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings
(Loss)
Cornerstone Equity Fund ............................ $ 61 $ 1,366 $ 1,427 $ 41,503 $ 42,930
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Cornerstone Equity Fund .............................. $ 186,758 $ 44,364 $ (2,861) $ 41,503

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
19
8. Affiliated Securities:
An affiliated security is a security in which the Fund has ownership of at least 5% of the security’s outstanding voting shares, an investment company managed by VCM, or an issuer under common control with the Fund or VCM. The Fund does not invest in affiliated securities for the purpose of exercising management or control. These securities are noted as affiliated on the Fund’s Schedule of Portfolio Investments. The
financial statements of the underlying funds can be found in shareholder reports filed with the SEC by each such underlying fund semi-annually on Form N-CSR and are available for download from both the SEC’s as well as each respective underlying fund’s website. Transactions in affiliated securities during the year ended February 29, 2024, were as follows (amounts in thousands):
9. New Regulatory Pronouncement:
In October 2022, the SEC adopted the Tailored Shareholder Reports Rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
Fair Value
2/28/2023
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
2/29/2024
Dividend
Income
Cornerstone Equity Fund
Victory 500 Index Fund Reward
Shares ..................... $ 40,801 $ 994 $ (6,004) $ (44) $ 383 $ 11,007 $ 46,754 $ 611
Victory Emerging Markets Fund
Institutional Shares ............ 9,556 609 (199) (60) — 1,308 11,214 209
Victory Growth Fund, Institutional
Shares ..................... 3,165 — (3,684) 1,541 — (1,022) — —
Victory Income Stock Fund
Institutional Shares ............ 8,112 1,144 — — 286 901 10,157 258
Victory International Fund
Institutional Shares ............ 30,222 2,772 — — — 3,725 36,719 674
Victory Nasdaq-100 Index Fund
Class R6 ................... 7,991 5,372 — — 127 4,619 17,982 319
Victory Precious Metals and
Minerals Fund Institutional Shares . 715 20 — — — (54) 681 20
Victory Small Cap Stock Fund
Institutional Shares ............ 5,563 14 (803) (181) — 609 5,202 14
Victory Target Managed Allocation
Fund ...................... 12,854 197 (899) (155) — 2,148 14,145 197
Victory Value Fund Institutional
Shares ..................... 4,037 — (4,021) 264 — (280) — —
VictoryShares Emerging Markets
Value Momentum ETF ......... 10,730 — — — — 1,361 12,091 553
VictoryShares Free Cash Flow ETF — 10,465 — — — 1,209 11,674 91
VictoryShares International Value
Momentum ETF ............. 23,670 — (2,519) (463) — 2,758 23,446 1,009
VictoryShares Small Cap Free Cash
Flow ETF .................. — 1,798 — — — 6 1,804 —
VictoryShares US Small Mid Cap
Value Momentum ETF ......... 6,705 — (1,804) 374 — 583 5,858 119
VictoryShares US Value Momentum
ETF ...................... 25,814 — (14,654) 3,136 — (1,443) 12,853 370
VictoryShares Westend U.S. Sector
ETF ...................... 7,721 6,611 — — — 3,301 17,633 146
$ 197,656 $ 29,996 $ (34,587) $ 4,412 $ 796 $ 30,736
$ 228,213
$ 4,590

20
Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Victory Cornerstone Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Victory Cornerstone Equity Fund (the “Fund”) (one of the funds constituting Victory Portfolios III (the “Trust”)), including the schedule of portfolio investments, as of February 29, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended and the period from June 1, 2022 through February 28, 2023 and the year ended May 31, 2022, the financial highlights for the year then ended and the period from June 1, 2022 through February 28, 2023 and each of the four years in the period ended May 31, 2022, and the related notes (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Victory Portfolios III) at February 29, 2024, the results of its operations for the year then ended, the changes in its net assets for the year then ended and the period from June 1, 2022 through February 28, 2023 and the year ended May 31, 2022, and its financial highlights for the year then ended and the period from June 1, 2022 through February 28, 2023 and each of the four years in the period ended
May 31, 2022, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 29, 2024, by correspondence with the custodian and transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Victory Capital investment companies since 1995.
San Antonio, Texas
April 26, 2024

Supplemental Information
February 29, 2024
Victory Portfolios III
21
(Unaudited)
Trustee and Officer Information
Board of Trustees:
Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the
State of Delaware. There are currently seven Trustees, six of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (“Independent Trustees”) and one of whom is an “interested person” of the Trust within the meaning of that term under the
1940 Act (“Interested Trustee”). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.
The following tables list the Trustees, their date of birth, position with the Trust, commencement of service, principal occupations during the past five years, and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange
Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 45 portfolios in the Trust. Each Trustee’s address is c/o Fund
Administration, 15935 La Cantera Pkwy, San Antonio, TX 78256.
Name and Date of
Birth
Position Held with the
Trust
Date Commenced
Service
Principal Occupation During Past
5 Years
Other Directorships Held During Past
5 Years
Independent Trustees
Jefferson C. Boyce
(September 1957)
Independent
Chair
Trustee since
September 2013,
Independent Chair
since January 2021
Retired. Westhab, Inc., New York Theological
Seminary, American Filtration Corp.
Dawn M. Hawley
(February 1954)
Trustee April 2014 Retired. None.
Daniel S. McNamara
(June 1966)
Trustee January 2012 Trustee, President, and Vice
Chairman of USAA ETF Trust (6/17-
6/19); President of Financial Advice
& Solutions Group (FASG), USAA
(2/13-3/21); Director of USAA Asset
Management Company (AMCO),
(8/11-6/19); Chairman of Board of
AMCO (4/13-6/19); Director of
USAA Investment Services Company
(ISCO) (formerly USAA Investment
Management Company) (9/09-3/21);
Chairman of Board of ISCO (4/13-
12/20); President and Director of
USAA Shareholder Account Services
(SAS) (10/09-6/19); Chairman of
Board of SAS (4/13-6/19); Senior
Vice President of USAA Financial
Planning Services Insurance Agency,
Inc. (FPS) (4/11-3/21); Director and
Vice Chairman of FPS (12/13-3/21);
President and Director of USAA
Investment Corporation (ICORP)
(3/10-3/21); Chairman of Board of
ICORP (12/13-3/21); Director of
USAA Financial Advisors, Inc. (FAI)
(12/13-3/21); Chairman of Board of
FAI (3/15-3/21).
None.
Richard Y.
Newton, III
(January 1956)
Trustee March 2017 Director, Elta North America (1/18-
8/19), which is a global leader in the
design, manufacture, and support
of innovative electronic systems in
the ground, maritime, airborne, and
security domains for the nation’s
warfighters, security personnel, and
first responders; Managing Partner,
Pioneer Partnership Development
Group (12/15-present).
Terran Orbital Corp., American Made
Filtration Corp.

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
22
(Unaudited)
* Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.
The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.
Barbara B. Ostdiek,
Ph.D. (March 1964)
Trustee January 2008 Senior Associate Dean of Degree
programs at Jesse H. Jones Graduate
School of Business at Rice University
(7/13-present); Associate Professor
of Finance at Jesse H. Jones Graduate
School of Business at Rice University
(7/01-7/21); Professor of Finance
at Jesse H. Jones Graduate School
of Business at Rice University
(7/21-present).
None.
John C. Walters
(February 1962)
Trustee July 2019 Retired. Guardian Variable Products Trust
(16 series)
Interested Trustee
David C. Brown*
(May 1972)
Trustee July 2019 Chief Executive Officer and
Chairman (since 2013), the Adviser;
Chief Executive Officer and
Chairman (since 2013), Victory
Capital Holdings, Inc.; Director
(since 2013), Victory Capital
Services, Inc.; Director (since 2019),
Victory Capital Transfer Agency, Inc.
Trustee, Victory Portfolios; Board
Member, Victory Capital Services, Inc.

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
23
(Unaudited)
Officers:
The officers of the Trust are elected by the Board to actively supervise the Trust’s day-to-day operations. The officers of the Trust, their date of birth, the length of time served, and their principal occupations during the past five years are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the
Trust is 15935 La Cantera Parkway, San Antonio, Texas 78256. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.
Name and Date of Birth Position with the Trust
Date Commenced
Service Principal Occupation During Past 5 Years
James K. De Vries
(April 1969)
President March 2018 Head of Fund Administration, the Adviser (5/1/23-present); Vice
President, Victory Capital Transfer Agency, Inc. (4/20/23-present);
Executive Director, the Adviser (7/1/19-4/30/23); Executive
Director, Investment and Financial Administration, USAA (2012-
6/30/19); Treasurer, USAA Mutual Funds Trust (2018-4/30/23).
Mr. De Vries also serves as the Principal Executive Officer for the Funds, Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.
Scott A. Stahorsky
(July 1969)
Vice President July 2019 Director, Third-Party Dealer Services & Reg Administration, Fund
Administration, the Adviser (5/1/23-present); Vice President,
Victory Capital Transfer Agency, Inc. (4/20/23-present); Manager,
Fund Administration, the Adviser (2015-4/30/23). Mr. Stahorsky
also serves as Vice President of Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Thomas Dusenberry
(July 1977)
Secretary June 2022 Director, Fund Administration, the Adviser (5/1/23-present);
Manager, Fund Administration, the Adviser (2022-4/30/23);
Treasurer and Principal Financial Officer (2020-2022), Assistant
Treasurer (2019), Salient MF Trust, Salient Midstream, MLP
Fund, and Forward Funds; Principal Financial Officer (2018-
2021) and Treasurer (2020-2021), Salient Private Access Funds
and Endowment PMF Funds; Senior Vice President of Fund
Accounting and Operations, Salient Partners (2020-2022); Director
of Fund Operations, Salient Partners (2016-2019). Mr. Dusenberry
also serves as Secretary of Victory Portfolios, Victory Portfolios II
and Victory Variable Insurance Funds.
Allan Shaer
(March 1965)
Treasurer July 2019 Senior Vice President, Financial Administration, Citi Fund Services
Ohio, Inc. (since 2016). Mr. Shaer also serves as the Funds’
Principal Financial and Accounting Officer. Mr. Shaer also serves as Treasurer of Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.
Christopher A. Ponte
(March 1984)
Assistant Treasurer May 2023 Director, Fund and Broker Dealer Finance, the Adviser
(5/1/23-present); Manager, Fund Administration, the Adviser
(2017-4/30/23); Chief Financial Officer, Victory Capital Services,
Inc. (since 2018). Mr. Ponte also serves as Assistant Treasurer of Victory Portfolios, Victory Portfolios II and Victory Variable
Insurance Funds.
Carol D. Trevino
(October 1965)
Assistant Treasurer September 2018 Director, Financial Reporting, Fund Administration, the Adviser
(5/1/23-present); Director, Accounting and Finance, the Adviser
(7/1/19-4/30/23); Accounting/Financial Director, USAA (12/13-
6/30/19). Ms. Trevino also serves as Assistant Treasurer Victory
Portfolios, Victory Portfolios II and Victory Variable Insurance
Funds.
Sean Fox
(September 1976)
Chief Compliance Officer June 2022 Senior Compliance Officer, the Adviser (2019-present);
Compliance Officer, the Adviser (2015-2019). Mr. Fox also
serves as Chief Compliance Officer for Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Michael Bryan
(December 1962)
Anti-Money Laundering
Compliance Officer and
Identity Theft Officer
May 2023 Vice President, CCO Compliance Support Services, Citi Fund
Services Ohio, Inc. (2008-present). Mr. Bryan also serves as the
Anti-Money Laundering Compliance Officer and identity Theft
Officer for Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.

Victory Portfolios III
24
(Unaudited)
Supplemental Information — continued
February 29, 2024
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Fund’s Statement of Additional Information on our website or upon request by calling 800-235-8396. The Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and is available on the SEC’s website at sec.gov.
Expense Example
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1,
2023, through February 29, 2024.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
9/1/23
Actual
Ending
Account
Value
2/29/24
Hypothetical
Ending
Account
Value
2/29/24
Actual
Expenses
Paid During
Period
9/1/23 - 2/29/24*
Hypothetical
Expenses
Paid During
Period
9/1/23 - 2/29/24*
Annualized
Expense Ratio
During Period
9/1/23 - 2/29/24
Cornerstone Equity Fund .................. $ 1,000.00 $ 1,117.20 $ 1,024.37 $ 0.53 $ 0.50 0.10%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Portfolios III
25
(Unaudited)
Supplemental Information — continued
February 29, 2024
Additional Federal Income Tax Information
For the fiscal year ended February 29, 2024, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
Dividends qualified for corporate dividends received deductions of 32%.
For the year ended February 29, 2024, the Fund designated long-term capital gain distributions in the amount of $6,297 thousand.
The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per share outstanding on February 29, 2024, were $0.15 and $0.03, respectively.

Victory Portfolios III
26
(Unaudited)
Supplemental Information — continued
February 29, 2024
Considerations of the Board in Continuing the Investment Advisory Agreements
Victory Cornerstone Equity Fund (the “Fund”)
At a meeting of the Board of Trustees (the “Board”) of Victory Portfolios III (the “Trust”) held on December 7-8, 2023, the Board, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the
“Independent Trustees”), approved for an annual period the continuance of the Investment Advisory Agreement (the “Advisory Agreement”)
between the Trust and Victory Capital Management Inc. (the “Adviser”) with respect to the Fund. Prior to the December 7-8, 2023 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 17, 2023.
In advance of the foregoing meetings, the Trustees requested, received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund’s investment performance, expenses, and fees to comparable investment companies; (ii)
information concerning the services rendered to the Fund, as well as information regarding the Adviser’s revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser’s operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees (“Independent Counsel”) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The
Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with
Independent Counsel at which no representatives of management were present.
At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund’s performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser’s profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board’s and its committees’ consideration of the Advisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser in prior years and that the Board’s conclusions may be based, in part, on its consideration of these same arrangements in prior years.
ADVISORY AGREEMENT
After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.
Nature, Extent, and Quality of Services – In considering the nature, extent, and quality of the services provided by the Adviser under the
Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board considered that the Adviser manages the Fund’s assets directly through one or more investment franchises, and in doing so, continuously supervises the investment and reinvestment of cash and securities comprising the Fund’s assets. The Board also considered that the Adviser monitors pertinent economic, statistical, and financial data to determine which issuers and securities to include in the Fund’s portfolio as part of a continuous investment program. The Board also took into account its knowledge of the Adviser’s management and the quality of the performance of the
Adviser’s duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the
Fund, the Adviser and its affiliates provide administrative services, transfer agency services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the
Trust.
The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund’s compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.
The Board considered the Adviser’s management style and the performance of the Adviser’s duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund’s brokerage, including the Adviser’s process for monitoring “best execution,” also was considered. The Adviser’s role in coordinating the activities of the Fund’s other service providers was also considered.
The Board also considered the Adviser’s risk management processes. The Board considered the Adviser’s financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
27
(Unaudited)
Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.
The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the
Adviser’s oversight of the Fund’s day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser’s compliance and administrative staff.
Expenses and Performance – In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund’s advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund’s expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the “expense group”) and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the “expense universe”). The Board noted that the
Adviser does not receive a management fee from the Fund. The data indicated that the Fund’s total expenses, which included underlying fund expenses, including after any reimbursements, were below the medians of its expense group and expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above, and noted the high quality of services received by the Fund.
In considering the Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund’s performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund’s average annual total returns relative to its
Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the “performance universe”). The
Fund’s performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/
objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund’s performance was above the average of its performance universe and its Lipper index for the three-year period ended June 30, 2023, and was below the average of its performance universe and its Lipper index for the one-, five- and ten-year periods ended June 30, 2023. The Board took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance for certain periods.
As part of its consideration, the Board factored into its evaluation of the Fund’s expenses and performance, the potential limitations inherent in the methodology used by the independent third party for developing and constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. In this regard, the Board also noted that the methodology may result in the Fund’s being included in one peer group one year and in a different peer group the next, and in similar funds being included in different peer groups. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by the third party provided a useful measure of comparative expenses and performance.
Compensation and Profitability – The Board took into consideration that the Adviser does not collect a management fee from the Fund.
The information considered by the Board included operating profit margin information for the Adviser’s business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Adviser’s relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide transfer agency services, shareholder servicing and administrative services to the Fund for which they receive compensation. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.
Economies of Scale – With respect to the consideration of any economies of scale to be realized by the Fund, the Board took into account that the Adviser does not receive any advisory fees under the Advisory Agreement. The Board also considered the fee waiver and expense reimbursement arrangements by the Adviser. The Board also considered the effect of the Fund’s change in size, if any, on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board also considered the Adviser’s reinvestment in the business in the form of adding to investment capabilities and resources, improvements in technology, and customer service. The Board determined that the current investment management fee structure was reasonable.
Other Benefits – The Board also considered the potential direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. These potential benefits included, among other things, the opportunity to offer additional products and services to the Fund’s shareholders.
Conclusions – The Board reached the following conclusions regarding the Fund’s Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices in view of the Fund’s investment approach and the Adviser is appropriately monitoring the
Fund’s performance; (iv) the Fund’s advisory fees are reasonable in relation to those of similar funds and to the services to be provided by the
Adviser; and (v) the Adviser’s and its affiliates’ level of profitability from their relationship with the Fund is reasonable in light of the nature

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
28
(Unaudited)
and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

Victory Portfolios III
29
(Unaudited)
Supplemental Information — continued
February 29, 2024
Liquidity Risk Management Program:
The Victory Portfolios III Funds (the "Trust") have adopted and implemented a written liquidity risk management program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage each
Fund’s liquidity risk, taking into consideration each Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of
Credit (discussed in the Notes to Financial Statements). The Trust’s Board of Trustees approved the appointment of the Funds' investment adviser, Victory Capital Management Inc. (“Victory Capital”), as the administrator of the LRMP.
Victory Capital manages liquidity risks associated with the Funds' investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of each Fund’s investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid, or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Funds' portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.
At a meeting held on March 15, 2024, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Funds did not experience any significant liquidity challenges during the covered period, and the Funds' LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure each Fund is able to meet redemption requests without significant dilution to the remaining investors’ interest in each Fund. During the review period, each Fund’s portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that each
Fund reasonably expected to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Funds have not adopted a highly liquid investment minimum. The Funds' investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-RN and recommended no material changes to the LRMP.

Victory Portfolios III
30
(Unaudited)
Supplemental Information — continued
February 29, 2024
Privacy Policy
Facts
WHAT DOES VICTORY
DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect, and share depend on the product or service you have with us. This information can include:
■ Social Security number and income.
■ Account balances and account transactions.
■ Data from public sources and third-party data services.
How?
All financial companies need to share customers’ personal information to run their everyday business as permitted by law. For example, we share with print and mail companies that assist us in sending mail. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons Victory chooses to share and whether you can limit this sharing.
Reasons we can share your personal information
Does
Victory
share?
Can you limit
this sharing?
For our everyday business purposes —
such as to process your transactions, maintain your accounts, respond to court orders and legal investigations, or report to credit bureaus
Yes No
For our marketing purposes —
to offer products and services provided by Victory
Yes No
For joint marketing —
sharing with other financial companies to jointly market the other company’s products or services
No
We do not
share
For everyday business purposes of the Victory family of companies —
this can include information about your Victory transactions and experiences
Yes No
For everyday business purposes of the Victory family of companies —
this can include information about your creditworthiness or insurability
No
We do not
share
For non-Victory companies to market to you
No
We do not
share

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
31
(Unaudited)
To limit our
sharing
■ Visit us online: vcm.com/optout
■ Call (877) 660-4400 – our menu will prompt you through your choices.
Please note:
If you are a new customer, we can begin sharing this information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share and protect your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call your account representative or (877) 660-4400 and ask to speak to a representative.
Who we are
Who is providing this notice? Victory Capital Holdings, Inc., and its family of companies, including companies identified with the Victory Capital name as described in the affiliates section below.
What we do
How does Victory protect my
personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Victory collect my
personal information?
We collect your personal information, for example, when you:
■ Open an account or make deposits or withdrawals from your account.
■ Give us your contact or account information.
■ Direct us to buy or sell securities.
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing? Federal law gives you the right to limit only:
■ Sharing among affiliated companies for everyday business purposes information about your creditworthiness and insurability.
■ Affiliates from using your information to market to you.
■ Sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
What happens when I limit
sharing for an account I hold
jointly with someone else?
Your choices will apply to everyone on your account.
Definitions
Victory family of companies
(affiliates)
Companies owned or controlled by Victory Capital Holdings, Inc. They can be financial and nonfinancial companies in the Victory family of companies.
■ The Victory family of companies includes: companies with a Victory Capital name, including without limitation Victory Capital Services, Inc., Victory
Capital Transfer Agency, Inc., Victory Capital Management Inc. and its
subsidiaries, RS Investments (UK) Limited, RS Investments (Hong Kong)
Limited, and RS Investment Management (Singapore) Pte. Ltd., as well as pooled vehicles managed or administered by Victory Capital Management
Inc., from time to time.

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
32
(Unaudited)
Non-Victory companies
(nonaffiliates)
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
■ We only share with non-Victory companies to service transactions you request or as necessary to provide our services.
■ We do not share with non-Victory companies so they can market their products to you.
Joint Marketing A formal agreement between a Victory company and a non-Victory financial company to market the non-Victory company’s products or services to you.
■ We do not share with any non-Victory financial company for joint marketing.
Other important information
For Nevada Residents : Nevada law requires that we tell you about the option to be placed on our internal do-
not-call list. If you’d rather not receive sales calls from us, please call (877) 660-4400 and ask to speak to a representative so we can place you on our do-not-call list.
You may also contact: Bureau of Consumer Protection Office of the Nevada Attorney General, 555 E. Washington
Ave., Ste. 3900, Las Vegas, NV 89101, call 1-702-486-3132 or Email: BCPINFO@ag.state.nv.us.
For Vermont Residents : In accordance with Vermont law, we will not share information we collect about you with companies who are not affiliates, except as permitted by law, such as with your consent or to service your accounts.
We will not share information about your creditworthiness with our affiliates without your authorization or consent, but we may share information about our transactions or experiences with you with our affiliates as permitted by law.
For California Residents : In accordance with California law, we will not share information we collect about you with nonaffiliates, except as allowed by law. For example, we may share information with your consent or to service your accounts. Among our affiliates, we will limit information sharing to the extent required by California law.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
97449-0424

February 29, 2024
Annual Report
Victory Cornerstone Moderate Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Shareholder Letter (Unaudited) 2
Manager’s Commentary (Unaudited) 4
Investment Overview (Unaudited) 6
Investment Objective and Portfolio Holdings (Unaudited) 7
Schedule of Portfolio Investments 8
Financial Statements
Statement of Assets and Liabilities
13
Statement of Operations
14
Statements of Changes in Net Assets
15
Financial Highlights
16
Notes to Financial Statements 17
Report of Independent Registered Public Accounting Firm 26
Supplemental Information (Unaudited)
Trustee and Officer Information
27
Proxy Voting and Portfolio Holdings Information
30
Expense Example
30
Additional Federal Income Tax Information
31
Advisory Contract Approval
32
Liquidity Risk Management Program
35
Privacy Policy
36

2
Victory Funds Letter to Shareholders
(Unaudited)
Dear Shareholder,
The past year provided us with a stark reminder of just how quickly the investing environment and sentiment can shift. Fortunately, this time the change was for the better.
While 2022 was marred by stomach-churning volatility and steep drawdowns in both equities and bonds, it was a different story in our most recent annual reporting period ending February 29, 2024. Despite the ongoing challenges and uncertainties, investors benefited from a rebound in both stock and bond markets.
Looking back, it wasn’t clear sailing the entire year, and there were plenty of twists and turns along the way. An early-year relief rally was a welcome respite for investors, with some of the most beaten down growth-oriented sectors leading the market higher. However, the rebound was threatened in March due to some unusual turmoil within the banking sector, which resulted in the collapse of a few large regional banks. This turmoil sparked fears of a liquidity crunch and a wider banking contagion, and volatility increased while equities retreated. Fortunately, the U.S. Federal Reserve (the “Fed”) took quick action to restore confidence in the banking system. It also helped that the Fed finally paused its long series of aggressive rate hikes as inflation data finally began to cool.
Financial markets resumed their rally in the spring and early summer, but as we moved into the fall, markets reversed yet again.
Investors began wondering if the Fed would be able to remove all the excess liquidity that had been used to support the economy during the pandemic without causing a recession. Ironically, good news on the economy had become bad news on the interest-
rate outlook.
As we moved deeper into the third quarter of 2023, markets struggled with the renewed notion that interest rates would remain
“higher-for-longer,” which seemingly had become the Fed’s new mantra. Yields moved higher (peaking for the year), and equities sold off as many pundits were predicting an imminent recession.
However, as we approached year-end and eased into a new year, yields declined and equities moved sharply higher. Although it wasn’t a straight line by any means, in our view, the past 12 months have been a near-best-case scenario after the tumult of the prior year. The economy proved resilient, corporate earnings continued to meet or exceed expectations, labor markets eased, and key measures of inflation moderated. Financial markets even began pricing in a series of rate cuts for 2024, though whether this comes to fruition will be data-dependent in the months ahead.
In terms of the numbers, the S&P 500
®
Index, the bell-weather proxy for our domestic stock market, delivered an impressive total return of 30.45% for our annual reporting period. Bonds also rebounded from a dreadful prior year. The Bloomberg U.S.
Aggregate Bond Index—a proxy for a diversified fixed income portfolio and one that many investors and institutions follow closely—delivered a total return of 3.33% for the 12-month reporting period.
Although the past year was constructive for investors, it’s important to remember that it was a winding road replete with many challenges. As we have championed before, it’s vital to remain calm in the face of adversity, but it’s equally important to resist unbridled optimism when markets rally strongly. We think the best approach is to stay even keeled and unemotional, and that you should understand your own risk tolerance, maintain a well-diversified portfolio across asset classes and investment types, and make a long-term plan and stick to it. We still believe that’s the best formula for success.

3
On the following pages you will find information relating to your Victory Mutual Fund. If you have any questions, we encourage you to contact our Investment Specialist. Call 800-235-8396, or visit our website at vcm.com.
From all of us here at Victory Capital, thank you for letting us help you work toward your investment goals.
James De Vries
President,
Victory Funds

4
Victory Cornerstone Moderate Fund
Manager’s Commentary
(Unaudited)
What were the market conditions during the reporting period?
In the second quarter of 2023, equities continued to rally. Many of the market leaders and underlying investing themes remained in place. The tech sector and other growth-oriented stocks—especially large-cap tech—moved sharply higher. Value-oriented equities also enjoyed positive results, though their gains were much more subdued during the quarter and the first half of the year by comparison. Investors cheered the notion that the U.S. Federal Reserve (the “Fed”) would finally pause its long streak of consecutive rate hikes. After raising the federal funds rate by yet another 25 basis points (a basis point is 1/100th of a percentage point) in May 2023, the Fed took a breather, thanks largely to signs that inflation was cooling. All this fueled stocks, especially growth-oriented stocks that tend to struggle in an environment of rising interest rates (and higher capital costs). Strong labor markets and resilient consumer spending—both of which continued to surprise economists during the second quarter—also pushed stocks higher while diminishing any near-term talk of recession.
The strong equity market rally enjoyed during the first half of the year did not continue in the third quarter. Although the quarter began on a strong note with many companies exceeding earnings expectations and most sectors moving higher in July, the momentum reversed as summer progressed. Was this simply the market taking a breather after a strong run? There were several factors that conspired to undermine the rally and investor sentiment. Many investors became concerned that continued strong labor markets—normally a good thing for the economy—would keep wages (and by extension inflation) elevated. The Fed certainly noticed the labor data and pledged to remain vigilant in the inflation fight. As the third quarter progressed, the market struggled with the renewed notion that interest rates would remain “higher-for-longer,” which seemingly became the Fed’s new mantra.
After a rocky start to the fourth quarter, financial markets found their footing and coasted into year-end in what could only be described as a festive mood. October was a difficult month with both stock and bond markets facing severe headwinds. Chief among these was the notion that the Fed was not yet finished with its aggressive rate-hike campaign. Bond prices were under pressure as the 10-year Treasury yield climbed and hovered around 5%, its highest level of the year. More importantly, this was widely interpreted as a warning sign for future economic growth. In fact, many pundits were expecting an imminent recession, and stocks declined early in the quarter to reflect that possibility. Fortunately, it was a false alarm and sentiment flipped as we approached year-end. Economic growth proved resilient, corporate earnings continued to meet or exceed expectations, labor markets eased, and key measures of inflation moderated. Taming inflation has been the Fed’s primary focus, and although it remained above the stated 2% target late in the year, it was trending in the right direction and far below peak levels. This gave the
Fed the leeway to back off—and likely end—the historic rate-hike campaign.
As we moved into January of 2024, a concentrated rally led by mega-cap tech names once again led the market. In February, the major U.S. equity indices concluded the month with gains. The notable development in February revolved around the change in market anticipation regarding the timing of the first interest rate reduction. Although rate cuts are still expected to occur, most anticipate they will now come later in the year.
How did the Victory Cornerstone Moderate Fund (the “Fund”) perform during the reporting period?
For the reporting period ended February 29, 2024, the Fund had a total return (at net asset value) of 10.54%. This compares to returns of 23.15% for the MSCI All-Country World Index, and 12.47% for the Cornerstone Moderate Composite Index.
What strategies did you employ during the reporting period?
The Fund had a positive total return over the period, as global financial markets recovered. Inflation concerns moderated and focus shifted to the possibility of global interest rates peaking which provided relief to investors. The Fund underperformed the
Cornerstone Moderate Composite Index.
Overall, the Fund benefited from an overweight to equities as the asset class significantly outperformed fixed income over the period. The Fund’s tilt to the value style over growth, and to higher-quality stocks over their lower-quality counterparts had mixed results. As investors gravitated back to mega cap growth stocks, the Fund had negative security selection in U.S. large cap equities but positive security selection in emerging market equities. Over the period, the Fund maintained an allocation to short term corporate bonds and an overall shorter duration, which contributed positively as investors weighed if and when the Fed would cut interest rates. On the other hand, tactical positions in international equities—such as the U.K and Switzerland—dampened results.
The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

5
Victory Cornerstone Moderate Fund
Manager’s Commentary (continued)
(Unaudited)
Our approach is to hold a core, diversified portfolio, while accounting for both current risks and longer-term opportunities. We stay focused on fundamentals, valuations, and diversification. We believe this approach is prudent for long-term investors and is particularly important now given the elevated uncertainty in the outlook for the economy and markets.
Thank you for allowing us to assist you with your investment needs.

6
Victory Cornerstone Moderate Fund
Investment Overview
(Unaudited)
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
Victory Cornerstone Moderate Fund — Growth of $10,000
1
The unmanaged MSCI All-Country World Index is a free float-adjusted, market-capitalization-weighted index designed to measure the performance of large- and mid-cap stocks across developed and emerging markets. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
2
The Cornerstone Moderate Composite Index is a combination of unmanaged indexes representing the Fund’s model allocation, and consists of the
MSCI USA Investable Market Index (IMI) Gross (29%), the MSCI ACWI ex USA IMI Net (19%), the Bloomberg U.S. Universal Index (48%), the Bloomberg
Commodity Index Total Return (1%), the MSCI U.S. Real Estate Investment Trust (REIT) Index Gross (1%), and the Bloomberg U.S. Treasury - Bills
(1-3M) (2%). This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended February 29, 2024
Fund
Shares
INCEPTION DATE 9/1/95
Net Asset
Value
MSCI All-Country
World Index
1
Cornerstone
Moderate
Composite
Index
2
One Year 10.54% 23.15% 12.47%
Five Year 4.78% 10.51% 5.91%
Ten Year 3.92% 8.37% 5.38%

7
Victory Portfolios III
Victory Cornerstone Moderate Fund
February 29, 2024
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks high total return.
Top 10 Holdings*:
February 29, 2024
(% of Net Assets)
Asset Allocation*:
February 29, 2024
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
VictoryShares Core Intermediate Bond ETF
24.8%
VictoryShares Core Plus Intermediate Bond ETF
6.3%
Schwab Fundamental International Large Co. Index ETF
4.7%
Vanguard FTSE Developed Markets ETF
3.2%
iShares Core S&P Small-Cap ETF
2.5%
iShares MSCI Japan ETF
2.3%
Schwab Fundamental Emerging Markets Large Co. Index ETF
2.2%
Vanguard S&P 500 ETF
2.2%
iShares iBoxx $ High Yield Corporate Bond ETF
1.8%
VictoryShares Short-Term Bond ETF
1.8%

Schedule of Portfolio Investments
February 29, 2024
Victory Portfolios III
Victory Cornerstone Moderate Fund
8
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (20.6%)
Communication Services (2.0%):
Alphabet, Inc. , Class C (a) ................................................. 73,068 $ 10,213
AT&T, Inc. ........................................................... 31,157 527
Comcast Corp. , Class A .................................................. 37,123 1,591
Meta Platforms, Inc. , Class A .............................................. 18,636 9,134
Netflix, Inc. (a) ......................................................... 1,063 641
Verizon Communications, Inc. .............................................. 17,808 713
22,819
Consumer Discretionary (2.1%):
AutoNation, Inc. (a) ..................................................... 5,961 893
AutoZone, Inc. (a) ....................................................... 585 1,758
Best Buy Co., Inc. ...................................................... 7,423 600
Booking Holdings, Inc. (a) ................................................. 430 1,491
D.R. Horton, Inc. ....................................................... 8,155 1,219
Deckers Outdoor Corp. (a) ................................................. 1,405 1,258
Expedia Group, Inc. (a) ................................................... 8,033 1,099
Ford Motor Co. ........................................................ 48,695 606
General Motors Co. ..................................................... 17,990 737
Lennar Corp. , Class A .................................................... 10,100 1,601
Lowe's Cos., Inc. ....................................................... 2,451 590
McDonald's Corp. ...................................................... 1,796 525
Murphy USA, Inc. ...................................................... 3,047 1,271
NVR, Inc. (a) .......................................................... 178 1,357
O'Reilly Automotive, Inc. (a) ............................................... 1,651 1,795
PulteGroup, Inc. ........................................................ 15,572 1,688
Starbucks Corp. ........................................................ 4,625 439
The Home Depot, Inc. ................................................... 1,628 620
Toll Brothers, Inc. ...................................................... 15,044 1,725
TopBuild Corp. (a) ...................................................... 4,148 1,669
Ulta Beauty, Inc. (a) ..................................................... 1,221 670
23,611
Consumer Staples (1.3%):
Altria Group, Inc. ....................................................... 41,167 1,684
Colgate-Palmolive Co. ................................................... 15,490 1,340
Costco Wholesale Corp. .................................................. 3,442 2,561
Kimberly-Clark Corp. .................................................... 8,881 1,076
Philip Morris International, Inc. ............................................. 15,990 1,438
The Kraft Heinz Co. ..................................................... 14,578 514
The Kroger Co. ........................................................ 23,054 1,144
The Procter & Gamble Co. ................................................ 15,942 2,534
Walmart, Inc. .......................................................... 34,866 2,044
14,335
Energy (0.6%):
APA Corp. ............................................................ 13,825 412
Chevron Corp. ......................................................... 3,499 532
ConocoPhillips ........................................................ 13,522 1,522
Devon Energy Corp. ..................................................... 11,188 493
EOG Resources, Inc. .................................................... 4,107 470
Marathon Oil Corp. ..................................................... 20,037 486
Marathon Petroleum Corp. ................................................ 11,179 1,892
Valero Energy Corp. ..................................................... 10,305 1,457
7,264
Financials (1.9%):
Aflac, Inc. ............................................................ 6,108 493
American Express Co. ................................................... 8,541 1,874
Ameriprise Financial, Inc. ................................................. 4,170 1,699
Apollo Global Management, Inc. ............................................ 14,956 1,672
Capital One Financial Corp. ............................................... 4,723 650
Corebridge Financial, Inc. ................................................. 20,436 507

Victory Portfolios III
Victory Cornerstone Moderate Fund
9
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Discover Financial Services ............................................... 12,706 $ 1,534
Everest Group Ltd. ...................................................... 1,881 694
FactSet Research Systems, Inc. ............................................. 1,067 493
First Citizens BancShares, Inc. , Class A ....................................... 315 496
Fiserv, Inc. (a) .......................................................... 3,972 593
JPMorgan Chase & Co. .................................................. 22,982 4,276
Marsh & McLennan Cos., Inc. ............................................. 2,497 505
Mastercard, Inc. , Class A ................................................. 1,255 596
MSCI, Inc. ........................................................... 945 530
Regions Financial Corp. .................................................. 30,808 574
T. Rowe Price Group, Inc. ................................................. 5,083 576
The Bank of New York Mellon Corp. ......................................... 10,672 598
The Goldman Sachs Group, Inc. ............................................ 1,473 573
U.S. Bancorp .......................................................... 13,294 558
Visa, Inc. , Class A ...................................................... 7,779 2,199
21,690
Health Care (2.7%):
AbbVie, Inc. .......................................................... 18,177 3,200
Amgen, Inc. ........................................................... 7,521 2,060
Bristol-Myers Squibb Co. ................................................. 9,749 495
Cencora, Inc. .......................................................... 7,496 1,766
Centene Corp. (a) ....................................................... 21,678 1,700
CVS Health Corp. ...................................................... 7,267 540
DaVita, Inc. (a) ......................................................... 4,959 630
Elevance Health, Inc. .................................................... 3,115 1,561
Eli Lilly & Co. ......................................................... 4,458 3,360
Gilead Sciences, Inc. .................................................... 23,828 1,718
HCA Healthcare, Inc. .................................................... 2,061 642
IDEXX Laboratories, Inc. (a) ............................................... 1,059 609
McKesson Corp. ....................................................... 2,997 1,563
Medtronic PLC ........................................................ 6,602 550
Merck & Co., Inc. ...................................................... 18,750 2,384
Tenet Healthcare Corp. (a) ................................................. 6,088 566
The Cigna Group ....................................................... 4,939 1,660
Thermo Fisher Scientific, Inc. .............................................. 1,043 595
UnitedHealth Group, Inc. ................................................. 5,676 2,802
Vertex Pharmaceuticals, Inc. (a) ............................................. 3,636 1,530
29,931
Industrials (2.4%):
3M Co. .............................................................. 5,152 475
Builders FirstSource, Inc. (a) ............................................... 9,785 1,910
Caterpillar, Inc. ........................................................ 7,315 2,443
Cintas Corp. .......................................................... 2,807 1,764
Copart, Inc. (a) ......................................................... 10,026 533
Core & Main, Inc. , Class A (a) .............................................. 16,518 788
Cummins, Inc. ......................................................... 2,219 596
Deere & Co. .......................................................... 1,309 478
Expeditors International of Washington, Inc. .................................... 8,454 1,011
Fastenal Co. ........................................................... 8,166 596
FedEx Corp. .......................................................... 5,180 1,290
Ferguson PLC ......................................................... 4,959 1,049
General Dynamics Corp. .................................................. 2,017 551
Illinois Tool Works, Inc. .................................................. 2,074 544
Lennox International, Inc. ................................................. 1,186 559
Lockheed Martin Corp. ................................................... 1,112 476
Old Dominion Freight Line, Inc. ............................................ 1,239 548
Otis Worldwide Corp. .................................................... 5,906 563
Owens Corning ........................................................ 3,460 518
PACCAR, Inc. ......................................................... 17,039 1,889
Parker-Hannifin Corp. ................................................... 3,047 1,632
Trane Technologies PLC .................................................. 7,326 2,066

Victory Portfolios III
Victory Cornerstone Moderate Fund
10
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
United Parcel Service, Inc. , Class B .......................................... 3,374 $ 500
United Rentals, Inc. ..................................................... 2,943 2,040
W.W. Grainger, Inc. ..................................................... 2,032 1,978
26,797
Information Technology (6.1%):
Adobe, Inc. (a) ......................................................... 4,307 2,413
Apple, Inc. ........................................................... 84,833 15,334
Arista Networks, Inc. (a) .................................................. 2,322 644
Broadcom, Inc. ........................................................ 3,352 4,359
Cadence Design Systems, Inc. (a) ............................................ 4,946 1,505
Cisco Systems, Inc. ..................................................... 58,553 2,832
Cognizant Technology Solutions Corp. , Class A ................................. 16,992 1,343
Fair Isaac Corp. (a) ...................................................... 1,149 1,459
Fortinet, Inc. (a) ........................................................ 9,841 680
Hewlett Packard Enterprise Co. ............................................. 31,503 480
HP, Inc. .............................................................. 17,569 498
International Business Machines Corp. ........................................ 3,241 600
KLA Corp. ........................................................... 2,367 1,615
Micron Technology, Inc. .................................................. 6,471 586
Microsoft Corp. ........................................................ 44,746 18,509
Motorola Solutions, Inc. .................................................. 1,559 515
NVIDIA Corp. ......................................................... 13,606 10,764
ON Semiconductor Corp. (a) ............................................... 7,131 563
QUALCOMM, Inc. ..................................................... 12,489 1,971
Texas Instruments, Inc. ................................................... 3,264 546
VeriSign, Inc. (a) ........................................................ 2,366 462
67,678
Materials (0.7%):
CF Industries Holdings, Inc. ............................................... 9,908 800
Linde PLC ............................................................ 1,214 545
LyondellBasell Industries NV , Class A ........................................ 16,733 1,678
Nucor Corp. ........................................................... 9,745 1,874
PPG Industries, Inc. ..................................................... 3,666 519
Steel Dynamics, Inc. ..................................................... 12,784 1,711
The Mosaic Co. ........................................................ 13,481 420
The Sherwin-Williams Co. ................................................ 1,841 611
8,158
Real Estate (0.3%):
American Tower Corp. ................................................... 3,842 764
Equinix, Inc. .......................................................... 1,070 951
Prologis, Inc. .......................................................... 8,183 1,091
2,806
Utilities (0.5%):
Consolidated Edison, Inc. ................................................. 5,429 473
DTE Energy Co. ....................................................... 4,787 519
Edison International ..................................................... 16,593 1,129
Entergy Corp. ......................................................... 5,016 509
Sempra .............................................................. 6,854 484
The Southern Co. ....................................................... 17,649 1,187
Vistra Corp. ........................................................... 17,271 942
5,243
Total Common Stocks (Cost $164,495)
a
a
a
230,332

Victory Portfolios III
Victory Cornerstone Moderate Fund
11
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
U.S. Treasury Obligations (0.9%)
U.S. Treasury Notes , 3 .88% , 3/31/25 (b) ....................................... $ 9,963 $ 9,844
Total U.S. Treasury Obligations (Cost $9,982)
a
a
a
9,844
Shares
Exchange-Traded Funds (45.0%)
Invesco DB Commodity Index Tracking Fund (c) ................................ 114,500 2,518
Invesco FTSE RAFI Developed Markets ex-US ETF ............................. 335,920 16,086
Invesco FTSE RAFI Emerging Markets ETF ................................... 686,690 13,130
iShares 0-5 Year TIPS Bond ETF ............................................ 70,668 6,987
iShares 1-3 Year Treasury Bond ETF ......................................... 156,318 12,777
iShares 20+ Year Treasury Bond ETF ......................................... 188,374 17,741
iShares 7-10 Year Treasury Bond ETF ........................................ 125,801 11,853
iShares Core MSCI EAFE ETF ............................................. 123,049 8,835
iShares Core MSCI Emerging Markets ETF .................................... 339,737 17,102
iShares Core S&P 500 ETF ................................................ 37,926 19,359
iShares Core S&P Small-Cap ETF ........................................... 259,491 27,856
iShares Core U.S. Aggregate Bond ETF ....................................... 115,823 11,275
iShares iBoxx $ High Yield Corporate Bond ETF (c) .............................. 265,586 20,538
iShares iBoxx $ Investment Grade Corporate Bond ETF (c) ......................... 95,695 10,303
iShares J.P. Morgan USD Emerging Markets Bond ETF ........................... 41,546 3,669
iShares MSCI Canada ETF ................................................ 348,007 12,796
iShares MSCI International Momentum Factor ETF .............................. 401,271 14,947
iShares MSCI International Quality Factor ETF (c) ............................... 457,001 17,672
iShares MSCI Japan ETF ................................................. 363,363 25,116
iShares Russell 2000 ETF ................................................. 16,699 3,402
Schwab Fundamental Emerging Markets Large Co. Index ETF ...................... 920,892 24,919
Schwab Fundamental International Large Co. Index ETF ........................... 1,549,839 52,896
Schwab Fundamental International Small Co. Index ETF ........................... 266,700 9,169
SPDR Gold Shares (a) (c) .................................................. 16,344 3,094
SPDR S&P Emerging Markets SmallCap ETF .................................. 34,497 1,932
Vanguard FTSE All-World ex-U.S. ETF ....................................... 78,526 4,473
Vanguard FTSE Developed Markets ETF ...................................... 728,719 35,474
Vanguard FTSE Europe ETF ............................................... 155,763 10,159
Vanguard Mortgage-Backed Securities ETF .................................... 396,950 17,998
Vanguard Real Estate ETF ................................................ 55,850 4,778
Vanguard S&P 500 ETF .................................................. 52,603 24,562
Vanguard Short-Term Corporate Bond ETF .................................... 186,424 14,360
Vanguard Total Stock Market ETF ........................................... 26,122 6,598
Wisdom Tree Trust - WisdomTree Emerging Markets SmallCap Dividend Fund .......... 59,797 2,972
Xtrackers USD High Yield Corporate Bond ETF ................................. 423,211 15,024
Total Exchange-Traded Funds (Cost $440,571)
a
a
a
502,370
Affiliated Exchange-Traded Funds (33.1%)
VictoryShares Core Intermediate Bond ETF .................................... 5,989,400 276,232
VictoryShares Core Plus Intermediate Bond ETF ................................ 3,286,188 70,390
VictoryShares Emerging Markets Value Momentum ETF .......................... 51,500 2,333
VictoryShares Short-Term Bond ETF ......................................... 402,475 19,983
Total Affiliated Exchange-Traded Funds (Cost $422,032)
a
a
a
368,938
Collateral for Securities Loaned (4.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .22% (d) ........ 11,564,145 11,564
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .24% (d) ............ 11,564,145 11,564
Invesco Government & Agency Portfolio, Institutional Shares , 5 .25% (d) ............... 11,564,145 11,564

Victory Portfolios III
Victory Cornerstone Moderate Fund
12
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .22% (d) . 11,564,145 $ 11,565
Total Collateral for Securities Loaned (Cost $46,257)
a
a
a
46,257
Total Investments (Cost $1,083,337) — 103.7% 1,157,741
Liabilities in excess of other assets — (3.7)% (41,108)
NET ASSETS - 100.00% $ 1,116,633
At February 29, 2024, the Fund's investments in foreign securities were 23.5% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security has been segregated as collateral for derivative instruments.
(c) All or a portion of this security is on loan.
(d) Rate disclosed is the daily yield on February 29, 2024.
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Euro Stoxx 50 Futures ............... 369 3/15/24 $ 18,264,376 $ 19,516,129 $ 1,251,753
FTSE 100 Index Futures .............. 159 3/15/24 15,203,850 15,304,400 100,550
Swiss Market Index Futures ........... 73 3/15/24 9,167,086 9,383,002 215,916
$ 1,568,219
Futures Contracts Sold
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
ASX SPI 200 Index Futures ........... 81 3/21/24 $ 9,764,839 $ 10,079,341 $ (314,502)
E-Mini Russell 2000 Index Futures ...... 32 3/15/24 3,078,957 3,291,680 (212,723)
E-Mini S&P 500 Futures .............. 42 3/15/24 10,676,621 10,717,875 (41,254)
Hang Seng Index Futures ............. 36 3/27/24 3,835,232 3,782,407 52,825
S&P/Toronto Stock Exchange 60 Index
Futures .......................... 111 3/14/24 20,875,120 21,113,721 (238,601)
$ (754,255)
Total unrealized appreciation $ 1,621,044
Total unrealized depreciation (807,080)
Total net unrealized appreciation (depreciation) $ 813,964

Statement of Assets and Liabilities
February 29, 2024
13
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
Victory
Cornerstone
Moderate Fund
Assets:
Affiliated investments, at value (Cost $422,032) $ 368,938
Unaffiliated investments, at value (Cost $661,305) 788,803(a)
Cash 3,525
Deposit with broker for futures contracts 6,246
Receivables:
Interest and dividends 444
Capital shares issued 409
Investments sold 17,779
From Adviser for ETF reimbursements 283
Variation margin on open futures contracts 72
Prepaid expenses 9
Total Assets 1,186,508
Liabilities:
Payables:
Collateral received on loaned securities 46,257
Collateral received from broker for futures contracts 4,036
Investments purchased 17,702
Capital shares redeemed 711
Variation margin on open futures contracts 232
Accrued expenses and other payables:
Investment advisory fees 520
Administration fees 132
Custodian fees 10
Transfer agent fees 212
Compliance fees 1
Trustees' fees —(b)
Other accrued expenses 62
Total Liabilities 69,875
Commitments and contingencies (Note 4 )
Net Assets:
Capital 1,038,356
Total accumulated earnings/(loss) 78,277
Net Assets $ 1,116,633
Shares (unlimited number of shares authorized with no par value): 74,181
Net asset value, offering and redemption price per share:(c) $ 15.05
(a) Includes $45,407 thousand of securities on loan.
(b) Rounds to less than $1 thousand.
(c) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Year Ended February 29, 2024
14
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory
Cornerstone
Moderate Fund
Investment Income:
Dividends from affiliated investments $ 13,539
Dividends from unaffiliated investments 18,955
Interest from unaffiliated investments 602
Securities lending (net of fees) 254
Foreign tax withholding —(a)
Total Income 33,350
Expenses:
Investment advisory fees 6,402
Administration fees 1,628
Sub-Administration fees 58
Custodian fees 58
Transfer agent fees 1,997
Trustees' fees 47
Compliance fees 10
Legal and audit fees 76
State registration and filing fees 35
Other expenses 109
Total Expenses 10,420
Expenses waived/reimbursed by Adviser (1,131)
Net Expenses 9,289
Net Investment Income (Loss) 24,061
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from affiliated investment securities (737)
Net realized gains (losses) from unaffiliated investment securities and foreign currency transactions 13,568
Net realized gains (losses) from futures contracts (2,720)
Net change in unrealized appreciation/depreciation on affiliated investment securities 4,114
Net change in unrealized appreciation/depreciation on unaffiliated investment securities and foreign currency translations 70,987
Net change in unrealized appreciation/depreciation on futures contracts (265)
Net realized/unrealized gains (losses) on investments 84,947
Change in net assets resulting from operations $ 109,008
(a) Rounds to less than $1 thousand.

15
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Cornerstone Moderate Fund
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 24,061 $ 16,431 $ 15,773
Net realized gains (losses) 10,111 (13,138) 59,583
Net change in unrealized appreciation/depreciation 74,836 (37,787) (145,278)
Change in net assets resulting from operations 109,008 (34,494) (69,922)
Change in net assets resulting from distributions to shareholders (16,914) (46,967) (85,781)
Change in net assets resulting from capital transactions (50,788) 16,880 30,079
Change in net assets 41,306 (64,581) (125,624)
Net Assets:
Beginning of period 1,075,327 1,139,908 1,265,532
End of period $ 1,116,633 $ 1,075,327 $ 1,139,908
Capital Transactions:
Proceeds from shares issued $ 68,321 $ 49,727 $ 94,555
Distributions reinvested 16,800 46,705 85,309
Cost of shares redeemed (135,909) (79,552) (149,785)
Change in net assets resulting from capital transactions $ (50,788) $ 16,880 $ 30,079
Share Transactions:
Issued 4,806 3,532 5,775
Reinvested 1,195 3,356 5,212
Redeemed (9,549) (5,656) (9,130)
Change in Shares (3,548) 1,232 1,857
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
16
See notes to financial statements.
Victory Cornerstone Moderate Fund
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Year
Ended
May 31, 2019
Net Asset Value, Beginning of Period $13.83 $14.90 $16.96 $14.24 $14.11 $14.83
Investment Activities:
Net investment income (loss) 0.32(b) 0.21(b) 0.21(b) 0.20(b) 0.29(b) 0.30
Net realized and unrealized gains (losses) 1.12 (0.66) (1.11) 2.76 0.13 (0.31)
Total from Investment Activities 1.44 (0.45) (0.90) 2.96 0.42 (0.01)
Distributions to Shareholders from:
Net investment income (0.22) (0.17) (0.23) (0.21) (0.29) (0.29)
Net realized gains — (0.45) (0.93) (0.03) — (0.42)
Total Distributions (0.22) (0.62) (1.16) (0.24) (0.29) (0.71)
Net Asset Value, End of Period $15.05 $13.83 $14.90 $16.96 $14.24 $14.11
Total Return(c)(d) 10.54% (3.01)% (5.82)% 21.00% 2.98% 0.13%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 0.86% 0.87% 0.87% 0.97% 1.00% 1.00%
Net Investment Income (Loss)(e) 2.22% 2.04% 1.28% 1.29% 2.01% 2.10%
Gross Expenses(e)(g) 0.96% 0.98% 0.95% 0.98% 1.00% 1.02%
Supplemental Data:
Net Assets at end of period (000's) $1,116,633 $1,075,327 $1,139,908 $1,265,532 $1,131,458 $1,163,374
Portfolio Turnover(c) 51% 47% 47% 53% 87% 81%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.
(g) Does not include acquired fund fees and expenses, if any.

Notes to Financial Statements
February 29, 2024
Victory Portfolios III
17
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following Fund (the "Fund"):
The Fund is classified as diversified under the 1940 Act. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory
Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the "Board"),  has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a
Fund (Legal Name) Fund (Short Name)
Victory Cornerstone Moderate Fund Cornerstone Moderate Fund

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
18
security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of February 29, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of February 29, 2024, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassed to realized gains or return of capital as estimated by the Fund based on calendar year-end information as it becomes known or available.
Investment Companies:
Exchange-Traded Funds:
The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Futures Contracts:
The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities
Level 1 Level 2 Level 3 Total
Cornerstone Moderate Fund
Common Stocks ............................................... $ 230,332 $ — $ — $ 230,332
U.S. Treasury Obligations ........................................ — 9,844 — 9,844
Exchange-Traded Funds ......................................... 502,370 — — 502,370
Affiliated Exchange-Traded Funds .................................. 368,938 — — 368,938
Collateral for Securities Loaned ................................... 46,257 — — 46,257
Total ....................................................... $ 1,147,897 $ 9,844 $ — $ 1,157,741
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 1,621 — — 1,621
Liabilities:
Futures Contracts .............................................. (807) — — (807)
Total ....................................................... $ 814 $ — $ — $ 814
* Futures Contracts are valued at the unrealized appreciation (depreciation) on the investment.

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
19
with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and
Liabilities under Deposit with broker for futures contracts and Collateral received from broker for futures contracts.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Fund is not subject to master netting agreements for futures contracts. During the year ended February 29, 2024, the Fund entered into futures contracts primarily for the strategy of gaining exposure to a particular asset class or securities market.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of February 29, 2024 (amounts in thousands):
The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended
February 29, 2024 (amounts in thousands):
All open derivative positions at year end are reflected on the Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund’s net assets at year end is generally representative of the notional amount of open positions to net assets throughout the year.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral
Assets Liabilities
Variation
Margin
Receivable on
Open Futures
Contracts*
Variation
Margin Payable
on Open Futures
Contracts*
Equity Risk Exposure: 1,621,000 (807,000)
Cornerstone Moderate Fund .............................................................. $ 1,621 $ 807
* Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statement of Assets and Liabilities.
Net Realized Gains
(Losses) from
Futures Contracts
Net Change
in Unrealized
Appreciation/
Depreciation on
Futures Contracts
Equity Risk Exposure: (2,720,000) (265,000)
Cornerstone Moderate Fund .......................................................... $ (2,720) $ (265)
security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of February 29, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of February 29, 2024, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassed to realized gains or return of capital as estimated by the Fund based on calendar year-end information as it becomes known or available.
Investment Companies:
Exchange-Traded Funds:
The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Futures Contracts:
The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities
Level 1 Level 2 Level 3 Total
Cornerstone Moderate Fund
Common Stocks ............................................... $ 230,332 $ — $ — $ 230,332
U.S. Treasury Obligations ........................................ — 9,844 — 9,844
Exchange-Traded Funds ......................................... 502,370 — — 502,370
Affiliated Exchange-Traded Funds .................................. 368,938 — — 368,938
Collateral for Securities Loaned ................................... 46,257 — — 46,257
Total ....................................................... $ 1,147,897 $ 9,844 $ — $ 1,157,741
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 1,621 — — 1,621
Liabilities:
Futures Contracts .............................................. (807) — — (807)
Total ....................................................... $ 814 $ — $ — $ 814
* Futures Contracts are valued at the unrealized appreciation (depreciation) on the investment.

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
20
is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table (amounts in thousands) is a summary of the Fund’s securities lending transactions as of February 29, 2024.
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on unaffiliated investment securities and foreign currency translations on the Statement of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from unaffiliated investment securities and foreign currency transactions on the Statement of Operations.
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28 or February 29 for leap years.
For the year ended February 29, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended February 29, 2024, were as follows (amounts in thousands):
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Cornerstone Moderate Fund ......................................... $ 45,407 $ — $ 46,257

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
21
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.59% of the Fund’s average daily net assets. Amounts incurred and paid to VCM for the year ended February 29, 2024, are reflected on the Statement of Operations as Investment advisory fees.
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the year ended February
29, 2024, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement,
VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, which is based on the Fund's average daily net assets. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as
Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as Sub-Administration
fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the year ended
February 29, 2024, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2024. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in
Excluding U.S. Government
Securities U.S. Government Securities
Purchases Sales Purchases Sales
Cornerstone Moderate Fund ........................................ $ 537,730 $ 572,539 $ 9,998 $ 14,636

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
22
the ordinary course of the Fund’s business are excluded from the expense limit. As of February 29, 2024, the expense limit (excluding voluntary waivers) was:
In addition, the Fund invests in affiliated VCM exchange-traded fund(s) (“affiliated ETFs”). The Fund’s advisory fee is reimbursed by VCM that to the extent of the indirect advisory fee incurred through the Fund’s proportional investment in the affiliated ETFs. These affiliated
ETF advisory fee reimbursements are not available for recoupment. For the year ended February 29, 2024, the Fund incurred reimbursable expenses of $1,131 thousand, all of which consisted of affiliated ETF advisory fees for reimbursement and is reflected on the Statement of
Operations as Expenses waived/reimbursed by Adviser.  As of February 29, 2024, the Fund has a receivable related to affiliated ETF reimbursable expenses from the Adviser for $283 thousand, pursuant to the Fund’s expense limitation agreement and is reflected on the Statement of Assets and Liabilities as Receivable from Adviser for ETF reimbursements.
Under the terms of the expense limitation agreement, as amended June 22, 2023, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limit in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at February 29, 2024.
Additionally, as of February 29, 2024, the Fund had no recoupable amounts available to be repaid to the Adviser.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended February 29, 2024.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Tactical Allocation Risk — The Fund has a targeted risk tolerance and a corresponding asset allocation target; however, mere asset allocation and volatility are not the sole determination of risk. The Fund’s managers will tactically allocate away from the target allocation as market conditions and the perceived risks warrant. The Fund bears the risk that the managers’ tactical allocation will not be successful.
Affiliated Funds Risk — The risks of the Fund directly correspond to the risks of the underlying affiliated funds in which the Fund invests. By investing in the underlying affiliated funds, the Fund has exposure to the risk of many different areas of the market. The degree to which the risks described below apply to the Fund varies according to the Fund’s asset allocation. For instance, the more the Fund is allocated to stock funds, the greater the risk associated with equity securities. The Fund also is subject to asset allocation risk (i.e., the risk that allocations will not produce the intended results) and to management risk (i.e., the risk that the selection of underlying affiliated funds will not produce the intended results).
Conflict of Interest Risk — In managing a Fund that invests in underlying affiliated funds, the Adviser may have conflicts of interest in allocating the Fund’s assets among the various underlying affiliated funds. This is because the fees payable by some of the underlying affiliated funds to the Adviser and/or its affiliates are higher than the fees payable by other underlying affiliated funds, and because the Adviser also manages and administers the underlying affiliated funds.
Derivatives Risk — The Fund may invest in futures, options, and other types of derivatives. Risks associated with derivatives include the risk that the derivative is not well-correlated with the security, index, ETFs, or currency to which it relates; the risk that the use of derivatives may not have the  intended effects and may result in losses, underperformance, or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the Fund to the effects of leverage, which could increase the
Fund’s market exposure, magnify investment risks and losses, and cause losses to be realized more quickly. There is no guarantee that derivative techniques will be employed or that they will work as intended, and their use could lower returns or even result in losses to the Fund. In addition, proposed and current regulations may limit the Fund’s ability to invest in derivatives.
ETF Risk — The Fund may invest in shares of ETFs, which generally are registered investment companies that hold a portfolio of common stocks or debt securities, the shares of which are traded on an exchange. ETFs incur their own management and other fees and expenses, such as trustees’ fees, operating expenses, registration fees, and marketing expenses, a proportionate share of which will be borne indirectly by the
Fund as a shareholder in an ETF. As a result, the Fund’s investment in an ETF will cause the Fund to indirectly bear the fees and expenses of the ETF and, in turn, the Fund’s performance may be lower than if the Fund were to invest directly in the underlying securities held by the
ETF. For investments in affiliated ETFs, the Fund’s management fee is reimbursed by the Adviser to the extent of the indirect management fee incurred through the Fund’s investment in the affiliated ETFs. The Adviser may have conflicts of interest in allocating assets among affiliated and unaffiliated ETFs, because the Adviser also manages and administers the affiliated ETFs, and the Adviser and its affiliates receive other
In effect until June 30, 2024
Cornerstone Moderate Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.00%

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
23
fees from the affiliated ETFs. In addition, the Fund also will be subject to the risks associated with the securities or other investments held by the ETFs.
Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Equity Risk — The values of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general market, economic and political conditions and other factors. A company’s earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or may last for extended periods.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended February 29, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 26, 2024, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the year ended February 29, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the year ended February 29, 2024.
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income quarterly. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of February 29, 2024, on the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were as follows (amounts in thousands):
Total
Accumulated
Earnings/
(Loss) Capital
Cornerstone Moderate Fund ................................................................... $ 5 $ (5)

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
24
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
* Effective February 28, 2023, the Fund's fiscal year end changed from May 31 to February 28.
As of February 29, 2024, the components of accumulated earnings/(loss) on a tax basis were as follows (amounts in thousands):
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales, partnership adjustments, REIT adjustments, and derivatives.
As of February 29, 2024, the Fund had net capital loss carryforwards as shown in the table below (amounts in thousands). It is unlikely that the
Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
During the tax year ended February 29, 2024, the Fund utilized $(6,485) thousand of capital loss carryforwards.
As of February 29, 2024, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
8. Affiliated Securities:
An affiliated security is a security in which the Fund has ownership of at least 5% of the security’s outstanding voting shares, an investment company managed by VCM, or an issuer under common control with the Fund or VCM. The Fund does not invest in affiliated securities for the purpose of exercising management or control. These securities are noted as affiliated on the Fund’s Schedule of Portfolio Investments. The
financial statements of the underlying funds can be found in shareholder reports filed with the SEC by each such underlying fund semi-annually on Form N-CSR and are available for download from both the SEC’s as well as each respective underlying fund’s website. Transactions in affiliated securities during the year ended February 29, 2024, were as follows (amounts in thousands):
Year Ended February 29, 2024
Distributions Paid
From:
Ordinary
Income
Total
Distributions
Paid
Cornerstone Moderate Fund ................................................................ $ 16,914 $ 16,914
Nine Months Ended February 28, 2023*
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Cornerstone Moderate Fund .................................................. $ 14,217 $ 32,750 $ 46,967
Year Ended May 31, 2022
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Cornerstone Moderate Fund .................................................. $ 41,491 $ 44,290 $ 85,781
Undistributed
Ordinary
Income
Other
Earnings
(Loss)
Accumulated
Earnings
(Loss)
Accumulated
Capital and
Other Losses
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings
(Loss)
Cornerstone Moderate Fund ............... $ 10,835 $ (1,240) $ 9,595 $ (3,141) $ 71,823 $ 78,277
Short-Term
Amount
Long-Term
Amount Total
Cornerstone Moderate Fund .............................................. $ (3,141) $ — $ (3,141)
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Cornerstone Moderate Fund ............................ $ 1,085,418 $ 134,381 $ (62,558) $ 71,823

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
25
9. New Regulatory Pronouncement:
In October 2022, the SEC adopted the Tailored Shareholder Reports Rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
Fair Value
2/28/2023
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
2/29/2024
Dividend
Income
Cornerstone Moderate Fund
VictoryShares Core Intermediate
Bond ETF .................. $ 276,424 $ — $ (2,988) $ (737) $ — $ 3,533 $ 276,232 $ 9,310
VictoryShares Core Plus
Intermediate Bond ETF ........ 70,358 — — — — 32 70,390 3,207
VictoryShares Emerging Markets
Value Momentum ETF ......... 2,071 — — — — 262 2,333 107
VictoryShares Short-Term Bond
ETF ...................... 16,694 3,002 — — — 287 19,983 915
$ 365,547 $ 3,002 $ (2,988) $ (737) $ — $ 4,114
$ 368,938
$ 13,539

26
Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Victory Cornerstone Moderate Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Victory Cornerstone Moderate Fund (the “Fund”) (one of the funds constituting Victory Portfolios III (the “Trust”)), including the schedule of portfolio investments, as of February 29, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended and the period from June 1, 2022 through February 28, 2023 and the year ended May 31, 2022, the financial highlights for the year then ended and the period from June 1, 2022 through February 28, 2023 and each of the four years in the period ended May 31, 2022, and the related notes (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Victory Portfolios III) at February 29, 2024, the results of its operations for the year then ended, the changes in its net assets for the year then ended and the period from June 1, 2022 through February 28, 2023 and the year ended May 31, 2022, and its financial highlights for the year then ended and the period from June 1, 2022 through February 28, 2023 and each of the four years in the period ended
May 31, 2022, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 29, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Victory Capital investment companies since 1995.
San Antonio, Texas
April 26, 2024

Supplemental Information
February 29, 2024
Victory Portfolios III
27
(Unaudited)
Trustee and Officer Information
Board of Trustees:
Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the
State of Delaware. There are currently seven Trustees, six of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (“Independent Trustees”) and one of whom is an “interested person” of the Trust within the meaning of that term under the
1940 Act (“Interested Trustee”). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.
The following tables list the Trustees, their date of birth, position with the Trust, commencement of service, principal occupations during the past five years, and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange
Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 45 portfolios in the Trust. Each Trustee’s address is c/o Fund
Administration, 15935 La Cantera Pkwy, San Antonio, TX 78256.
Name and Date of
Birth
Position Held with the
Trust
Date Commenced
Service
Principal Occupation During Past
5 Years
Other Directorships Held During Past
5 Years
Independent Trustees
Jefferson C. Boyce
(September 1957)
Independent
Chair
Trustee since
September 2013,
Independent Chair
since January 2021
Retired. Westhab, Inc., New York Theological
Seminary, American Filtration Corp.
Dawn M. Hawley
(February 1954)
Trustee April 2014 Retired. None.
Daniel S. McNamara
(June 1966)
Trustee January 2012 Trustee, President, and Vice
Chairman of USAA ETF Trust (6/17-
6/19); President of Financial Advice
& Solutions Group (FASG), USAA
(2/13-3/21); Director of USAA Asset
Management Company (AMCO),
(8/11-6/19); Chairman of Board of
AMCO (4/13-6/19); Director of
USAA Investment Services Company
(ISCO) (formerly USAA Investment
Management Company) (9/09-3/21);
Chairman of Board of ISCO (4/13-
12/20); President and Director of
USAA Shareholder Account Services
(SAS) (10/09-6/19); Chairman of
Board of SAS (4/13-6/19); Senior
Vice President of USAA Financial
Planning Services Insurance Agency,
Inc. (FPS) (4/11-3/21); Director and
Vice Chairman of FPS (12/13-3/21);
President and Director of USAA
Investment Corporation (ICORP)
(3/10-3/21); Chairman of Board of
ICORP (12/13-3/21); Director of
USAA Financial Advisors, Inc. (FAI)
(12/13-3/21); Chairman of Board of
FAI (3/15-3/21).
None.
Richard Y.
Newton, III
(January 1956)
Trustee March 2017 Director, Elta North America (1/18-
8/19), which is a global leader in the
design, manufacture, and support
of innovative electronic systems in
the ground, maritime, airborne, and
security domains for the nation’s
warfighters, security personnel, and
first responders; Managing Partner,
Pioneer Partnership Development
Group (12/15-present).
Terran Orbital Corp., American Made
Filtration Corp.

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
28
(Unaudited)
* Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.
The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.
Barbara B. Ostdiek,
Ph.D. (March 1964)
Trustee January 2008 Senior Associate Dean of Degree
programs at Jesse H. Jones Graduate
School of Business at Rice University
(7/13-present); Associate Professor
of Finance at Jesse H. Jones Graduate
School of Business at Rice University
(7/01-7/21); Professor of Finance
at Jesse H. Jones Graduate School
of Business at Rice University
(7/21-present).
None.
John C. Walters
(February 1962)
Trustee July 2019 Retired. Guardian Variable Products Trust
(16 series)
Interested Trustee
David C. Brown*
(May 1972)
Trustee July 2019 Chief Executive Officer and
Chairman (since 2013), the Adviser;
Chief Executive Officer and
Chairman (since 2013), Victory
Capital Holdings, Inc.; Director
(since 2013), Victory Capital
Services, Inc.; Director (since 2019),
Victory Capital Transfer Agency, Inc.
Trustee, Victory Portfolios; Board
Member, Victory Capital Services, Inc.

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
29
(Unaudited)
Officers:
The officers of the Trust are elected by the Board to actively supervise the Trust’s day-to-day operations. The officers of the Trust, their date of birth, the length of time served, and their principal occupations during the past five years are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the
Trust is 15935 La Cantera Parkway, San Antonio, Texas 78256. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.
Name and Date of Birth Position with the Trust
Date Commenced
Service Principal Occupation During Past 5 Years
James K. De Vries
(April 1969)
President March 2018 Head of Fund Administration, the Adviser (5/1/23-present); Vice
President, Victory Capital Transfer Agency, Inc. (4/20/23-present);
Executive Director, the Adviser (7/1/19-4/30/23); Executive
Director, Investment and Financial Administration, USAA (2012-
6/30/19); Treasurer, USAA Mutual Funds Trust (2018-4/30/23).
Mr. De Vries also serves as the Principal Executive Officer for the Funds, Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.
Scott A. Stahorsky
(July 1969)
Vice President July 2019 Director, Third-Party Dealer Services & Reg Administration, Fund
Administration, the Adviser (5/1/23-present); Vice President,
Victory Capital Transfer Agency, Inc. (4/20/23-present); Manager,
Fund Administration, the Adviser (2015-4/30/23). Mr. Stahorsky
also serves as Vice President of Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Thomas Dusenberry
(July 1977)
Secretary June 2022 Director, Fund Administration, the Adviser (5/1/23-present);
Manager, Fund Administration, the Adviser (2022-4/30/23);
Treasurer and Principal Financial Officer (2020-2022), Assistant
Treasurer (2019), Salient MF Trust, Salient Midstream, MLP
Fund, and Forward Funds; Principal Financial Officer (2018-
2021) and Treasurer (2020-2021), Salient Private Access Funds
and Endowment PMF Funds; Senior Vice President of Fund
Accounting and Operations, Salient Partners (2020-2022); Director
of Fund Operations, Salient Partners (2016-2019). Mr. Dusenberry
also serves as Secretary of Victory Portfolios, Victory Portfolios II
and Victory Variable Insurance Funds.
Allan Shaer
(March 1965)
Treasurer July 2019 Senior Vice President, Financial Administration, Citi Fund Services
Ohio, Inc. (since 2016). Mr. Shaer also serves as the Funds’
Principal Financial and Accounting Officer. Mr. Shaer also serves as Treasurer of Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.
Christopher A. Ponte
(March 1984)
Assistant Treasurer May 2023 Director, Fund and Broker Dealer Finance, the Adviser
(5/1/23-present); Manager, Fund Administration, the Adviser
(2017-4/30/23); Chief Financial Officer, Victory Capital Services,
Inc. (since 2018). Mr. Ponte also serves as Assistant Treasurer of Victory Portfolios, Victory Portfolios II and Victory Variable
Insurance Funds.
Carol D. Trevino
(October 1965)
Assistant Treasurer September 2018 Director, Financial Reporting, Fund Administration, the Adviser
(5/1/23-present); Director, Accounting and Finance, the Adviser
(7/1/19-4/30/23); Accounting/Financial Director, USAA (12/13-
6/30/19). Ms. Trevino also serves as Assistant Treasurer Victory
Portfolios, Victory Portfolios II and Victory Variable Insurance
Funds.
Sean Fox
(September 1976)
Chief Compliance Officer June 2022 Senior Compliance Officer, the Adviser (2019-present);
Compliance Officer, the Adviser (2015-2019). Mr. Fox also
serves as Chief Compliance Officer for Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Michael Bryan
(December 1962)
Anti-Money Laundering
Compliance Officer and
Identity Theft Officer
May 2023 Vice President, CCO Compliance Support Services, Citi Fund
Services Ohio, Inc. (2008-present). Mr. Bryan also serves as the
Anti-Money Laundering Compliance Officer and identity Theft
Officer for Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.

Victory Portfolios III
30
(Unaudited)
Supplemental Information — continued
February 29, 2024
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Fund’s Statement of Additional Information on our website or upon request by calling 800-235-8396. The Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and is available on the SEC’s website at sec.gov.
Expense Example
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1,
2023, through February 29, 2024.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
9/1/23
Actual
Ending
Account
Value
2/29/24
Hypothetical
Ending
Account
Value
2/29/24
Actual
Expenses
Paid During
Period
9/1/23 - 2/29/24*
Hypothetical
Expenses
Paid During
Period
9/1/23 - 2/29/24*
Annualized
Expense Ratio
During Period
9/1/23 - 2/29/24
Cornerstone Moderate Fund ................ $ 1,000.00 $ 1,064.60 $ 1,020.59 $ 4.41 $ 4.32 0.86%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Portfolios III
31
(Unaudited)
Supplemental Information — continued
February 29, 2024
Additional Federal Income Tax Information
For the fiscal year ended February 29, 2024, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
Dividends qualified for corporate dividends received deductions of 16%.

Victory Portfolios III
32
(Unaudited)
Supplemental Information — continued
February 29, 2024
Considerations of the Board in Continuing the Investment Advisory Agreements
Victory Cornerstone Moderate Fund (the “Fund”)
At a meeting of the Board of Trustees (the “Board”) of Victory Portfolios III (the “Trust”) held on December 7-8, 2023, the Board, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the
“Independent Trustees”), approved for an annual period the continuance of the Investment Advisory Agreement (the “Advisory Agreement”)
between the Trust and Victory Capital Management Inc. (the “Adviser”) with respect to the Fund. Prior to the December 7-8, 2023 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 17, 2023.
In advance of the foregoing meetings, the Trustees requested, received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund’s investment performance, expenses, and fees to comparable investment companies; (ii)
information concerning the services rendered to the Fund, as well as information regarding the Adviser’s revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser’s operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees (“Independent Counsel”) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The
Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with
Independent Counsel at which no representatives of management were present.
At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund’s performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser’s profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board’s and its committees’ consideration of the Advisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser in prior years and that the Board’s conclusions may be based, in part, on its consideration of these same arrangements in prior years.
ADVISORY AGREEMENT
After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.
Nature, Extent, and Quality of Services – In considering the nature, extent, and quality of the services provided by the Adviser under the
Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board considered that the Adviser manages the Fund’s assets directly through one or more investment franchises, and in doing so, continuously supervises the investment and reinvestment of cash and securities comprising the Fund’s assets. The Board also considered that the Adviser monitors pertinent economic, statistical, and financial data to determine which issuers and securities to include in the Fund’s portfolio as part of a continuous investment program. The Board also took into account its knowledge of the Adviser’s management and the quality of the performance of the
Adviser’s duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the
Fund, the Adviser and its affiliates provide administrative services, transfer agency services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the
Trust.
The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund’s compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.
The Board considered the Adviser’s management style and the performance of the Adviser’s duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund’s brokerage, including the Adviser’s process for monitoring “best execution,” also was considered. The Adviser’s role in coordinating the activities of the Fund’s other service providers was also considered.
The Board also considered the Adviser’s risk management processes. The Board considered the Adviser’s financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
33
(Unaudited)
Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.
The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the
Adviser’s oversight of the Fund’s day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser’s compliance and administrative staff.
Expenses and Performance – In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund’s advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund’s expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the “expense group”) and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the “expense universe”). Among other data, the Board noted
that the Fund’s net management fee rate – which includes advisory and administrative services, as well as any fee waivers and reimbursements
– was below the medians of its expense group and expense universe. The data indicated that the Fund’s total expenses, including after any reimbursements, were below the median of its expense group and above the median of its expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above, and noted the high quality of services received by the Fund.
In considering the Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund’s performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund’s average annual total returns relative to its Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the “performance universe”). The Fund’s performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund’s performance was below the average of its performance universe and its Lipper index for the one-, three-, five- and ten-year periods ended June 30, 2023. The Board took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance for certain periods.
As part of its consideration, the Board factored into its evaluation of the Fund’s expenses and performance, the potential limitations inherent in the methodology used by the independent third party for developing and constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. In this regard, the Board also noted that the methodology may result in the Fund’s being included in one peer group one year and in a different peer group the next, and in similar funds being included in different peer groups. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by the third party provided a useful measure of comparative expenses and performance.
Compensation and Profitability – The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser’s business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the
Adviser waived a portion of its management fees and/or reimbursed certain expenses with respect to the Fund. The Trustees reviewed the profitability of the Adviser’s relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide transfer agency services, shareholder servicing and administrative services to the Fund for which they receive compensation. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.
Economies of Scale – The Board considered whether there should be changes in the management fee rate or structure in order to enable the
Fund to participate in any economies of scale. The Board also considered the fee waiver and expense reimbursement arrangements by the
Adviser. The Board also considered the effect of the Fund’s change in size, if any, on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board also considered the Adviser’s reinvestment in the business in the form of adding to investment capabilities and resources, improvements in technology, and customer service. The Board determined that the current investment management fee structure was reasonable.
Other Benefits – The Board also considered the potential direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. These potential benefits included, among other things, the opportunity to offer additional products and services to the Fund’s shareholders.
Conclusions – The Board reached the following conclusions regarding the Fund’s Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices in view of the Fund’s investment approach and the Adviser is appropriately monitoring the

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
34
(Unaudited)
Fund’s performance; (iv) the Fund’s advisory fees are reasonable in relation to those of similar funds and to the services to be provided by the
Adviser; and (v) the Adviser’s and its affiliates’ level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

Victory Portfolios III
35
(Unaudited)
Supplemental Information — continued
February 29, 2024
Liquidity Risk Management Program:
The Fund has adopted and implemented a written liquidity risk management program (the “LRMP”) as required by Rule 22e-4 under the
Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to
Financial Statements). The Fund’s Board of Trustees approved the appointment of the Fund’s investment adviser, Victory Capital Management
Inc. (“Victory Capital”), as the administrator of the LRMP.
Victory Capital manages liquidity risks associated with the Fund’s investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of the Fund’s investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid, or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Fund’s portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.
At a meeting held on March 15, 2024, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Fund did not experience any significant liquidity challenges during the covered period, and the Fund’s LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure the Fund is able to meet redemption requests without significant dilution to the remaining investors’ interest in the Fund. During the review period, the Fund’s portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that the
Fund reasonably expected to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a highly liquid investment minimum. The Fund’s investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-RN and recommended no material changes to the LRMP.

Victory Portfolios III
36
(Unaudited)
Supplemental Information — continued
February 29, 2024
Privacy Policy
Facts
WHAT DOES VICTORY
DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect, and share depend on the product or service you have with us. This information can include:
■ Social Security number and income.
■ Account balances and account transactions.
■ Data from public sources and third-party data services.
How?
All financial companies need to share customers’ personal information to run their everyday business as permitted by law. For example, we share with print and mail companies that assist us in sending mail. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons Victory chooses to share and whether you can limit this sharing.
Reasons we can share your personal information
Does
Victory
share?
Can you limit
this sharing?
For our everyday business purposes —
such as to process your transactions, maintain your accounts, respond to court orders and legal investigations, or report to credit bureaus
Yes No
For our marketing purposes —
to offer products and services provided by Victory
Yes No
For joint marketing —
sharing with other financial companies to jointly market the other company’s products or services
No
We do not
share
For everyday business purposes of the Victory family of companies —
this can include information about your Victory transactions and experiences
Yes No
For everyday business purposes of the Victory family of companies —
this can include information about your creditworthiness or insurability
No
We do not
share
For non-Victory companies to market to you
No
We do not
share

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
37
(Unaudited)
To limit our
sharing
■ Visit us online: vcm.com/optout
■ Call (877) 660-4400 – our menu will prompt you through your choices.
Please note:
If you are a new customer, we can begin sharing this information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share and protect your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call your account representative or (877) 660-4400 and ask to speak to a representative.
Who we are
Who is providing this notice? Victory Capital Holdings, Inc., and its family of companies, including companies identified with the Victory Capital name as described in the affiliates section below.
What we do
How does Victory protect my
personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Victory collect my
personal information?
We collect your personal information, for example, when you:
■ Open an account or make deposits or withdrawals from your account.
■ Give us your contact or account information.
■ Direct us to buy or sell securities.
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing? Federal law gives you the right to limit only:
■ Sharing among affiliated companies for everyday business purposes information about your creditworthiness and insurability.
■ Affiliates from using your information to market to you.
■ Sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
What happens when I limit
sharing for an account I hold
jointly with someone else?
Your choices will apply to everyone on your account.
Definitions
Victory family of companies
(affiliates)
Companies owned or controlled by Victory Capital Holdings, Inc. They can be financial and nonfinancial companies in the Victory family of companies.
■ The Victory family of companies includes: companies with a Victory Capital name, including without limitation Victory Capital Services, Inc., Victory
Capital Transfer Agency, Inc., Victory Capital Management Inc. and its
subsidiaries, RS Investments (UK) Limited, RS Investments (Hong Kong)
Limited, and RS Investment Management (Singapore) Pte. Ltd., as well as pooled vehicles managed or administered by Victory Capital Management
Inc., from time to time.

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
38
(Unaudited)
Non-Victory companies
(nonaffiliates)
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
■ We only share with non-Victory companies to service transactions you request or as necessary to provide our services.
■ We do not share with non-Victory companies so they can market their products to you.
Joint Marketing A formal agreement between a Victory company and a non-Victory financial company to market the non-Victory company’s products or services to you.
■ We do not share with any non-Victory financial company for joint marketing.
Other important information
For Nevada Residents : Nevada law requires that we tell you about the option to be placed on our internal do-
not-call list. If you’d rather not receive sales calls from us, please call (877) 660-4400 and ask to speak to a representative so we can place you on our do-not-call list.
You may also contact: Bureau of Consumer Protection Office of the Nevada Attorney General, 555 E. Washington
Ave., Ste. 3900, Las Vegas, NV 89101, call 1-702-486-3132 or Email: BCPINFO@ag.state.nv.us.
For Vermont Residents : In accordance with Vermont law, we will not share information we collect about you with companies who are not affiliates, except as permitted by law, such as with your consent or to service your accounts.
We will not share information about your creditworthiness with our affiliates without your authorization or consent, but we may share information about our transactions or experiences with you with our affiliates as permitted by law.
For California Residents : In accordance with California law, we will not share information we collect about you with nonaffiliates, except as allowed by law. For example, we may share information with your consent or to service your accounts. Among our affiliates, we will limit information sharing to the extent required by California law.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
26889-0424

February 29, 2024
Annual Report
Victory Cornerstone Moderately Aggressive Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Shareholder Letter (Unaudited) 2
Manager’s Commentary (Unaudited) 4
Investment Overview (Unaudited) 6
Investment Objective and Portfolio Holdings (Unaudited) 7
Schedule of Portfolio Investments 8
Financial Statements
Statement of Assets and Liabilities
16
Statement of Operations
17
Statements of Changes in Net Assets
18
Financial Highlights
19
Notes to Financial Statements 20
Report of Independent Registered Public Accounting Firm 29
Supplemental Information (Unaudited)
Trustee and Officer Information
30
Proxy Voting and Portfolio Holdings Information
33
Expense Example
33
Additional Federal Income Tax Information
34
Advisory Contract Approval
35
Liquidity Risk Management Program
38
Privacy Policy
39

2
Victory Funds Letter to Shareholders
(Unaudited)
Dear Shareholder,
The past year provided us with a stark reminder of just how quickly the investing environment and sentiment can shift. Fortunately, this time the change was for the better.
While 2022 was marred by stomach-churning volatility and steep drawdowns in both equities and bonds, it was a different story in our most recent annual reporting period ending February 29, 2024. Despite the ongoing challenges and uncertainties, investors benefited from a rebound in both stock and bond markets.
Looking back, it wasn’t clear sailing the entire year, and there were plenty of twists and turns along the way. An early-year relief rally was a welcome respite for investors, with some of the most beaten down growth-oriented sectors leading the market higher. However, the rebound was threatened in March due to some unusual turmoil within the banking sector, which resulted in the collapse of a few large regional banks. This turmoil sparked fears of a liquidity crunch and a wider banking contagion, and volatility increased while equities retreated. Fortunately, the U.S. Federal Reserve (the “Fed”) took quick action to restore confidence in the banking system. It also helped that the Fed finally paused its long series of aggressive rate hikes as inflation data finally began to cool.
Financial markets resumed their rally in the spring and early summer, but as we moved into the fall, markets reversed yet again.
Investors began wondering if the Fed would be able to remove all the excess liquidity that had been used to support the economy during the pandemic without causing a recession. Ironically, good news on the economy had become bad news on the interest-
rate outlook.
As we moved deeper into the third quarter of 2023, markets struggled with the renewed notion that interest rates would remain
“higher-for-longer,” which seemingly had become the Fed’s new mantra. Yields moved higher (peaking for the year), and equities sold off as many pundits were predicting an imminent recession.
However, as we approached year-end and eased into a new year, yields declined and equities moved sharply higher. Although it wasn’t a straight line by any means, in our view, the past 12 months have been a near-best-case scenario after the tumult of the prior year. The economy proved resilient, corporate earnings continued to meet or exceed expectations, labor markets eased, and key measures of inflation moderated. Financial markets even began pricing in a series of rate cuts for 2024, though whether this comes to fruition will be data-dependent in the months ahead.
In terms of the numbers, the S&P 500
®
Index, the bell-weather proxy for our domestic stock market, delivered an impressive total return of 30.45% for our annual reporting period. Bonds also rebounded from a dreadful prior year. The Bloomberg U.S.
Aggregate Bond Index—a proxy for a diversified fixed income portfolio and one that many investors and institutions follow closely—delivered a total return of 3.33% for the 12-month reporting period.
Although the past year was constructive for investors, it’s important to remember that it was a winding road replete with many challenges. As we have championed before, it’s vital to remain calm in the face of adversity, but it’s equally important to resist unbridled optimism when markets rally strongly. We think the best approach is to stay even keeled and unemotional, and that you should understand your own risk tolerance, maintain a well-diversified portfolio across asset classes and investment types, and make a long-term plan and stick to it. We still believe that’s the best formula for success.

3
On the following pages you will find information relating to your Victory Mutual Fund. If you have any questions, we encourage you to contact our Investment Specialist. Call 800-235-8396, or visit our website at vcm.com.
From all of us here at Victory Capital, thank you for letting us help you work toward your investment goals.
James De Vries
President,
Victory Funds

4
Victory Cornerstone Moderately Aggressive Fund
Manager’s Commentary
(Unaudited)
What were the market conditions during the reporting period?
In the second quarter of 2023, equities continued to rally. Many of the market leaders and underlying investing themes remained in place. The tech sector and other growth-oriented stocks—especially large-cap tech—moved sharply higher. Value-oriented equities also enjoyed positive results, though their gains were much more subdued during the second quarter and the first half of the year by comparison. Investors cheered the notion that the U.S. Federal Reserve (the “Fed”) would finally pause its long streak of consecutive rate hikes. After raising the federal funds rate by yet another 25 basis points (a basis point is 1/100th of a percentage point) in May 2023, the Fed took a breather, thanks largely to signs that inflation was cooling. All this fueled stocks, especially growth-oriented stocks that tend to struggle in an environment of rising interest rates (and higher capital costs). Strong labor markets and resilient consumer spending—both of which continued to surprise economists during the second quarter—also pushed stocks higher while diminishing any near-term talk of recession.
The strong equity market rally enjoyed during the first half of the year did not continue in the third quarter. Although the quarter began on a strong note with many companies exceeding earnings expectations and most sectors moving higher in July, the momentum reversed as summer progressed. Was this simply the market taking a breather after a strong run? There were several factors that conspired to undermine the rally and investor sentiment. Many investors became concerned that continued strong labor markets—normally a good thing for the economy—would keep wages (and by extension inflation) elevated. The Fed certainly noticed the labor data and pledged to remain vigilant in the inflation fight. As the third quarter progressed, the market struggled with the renewed notion that interest rates would remain “higher-for-longer,” which seemingly became the Fed’s new mantra.
After a rocky start to the fourth quarter, financial markets found their footing and coasted into year-end in what could only be described as a festive mood. October was a difficult month with both stock and bond markets facing severe headwinds. Chief among these was the notion that the Fed was not yet finished with its aggressive rate-hike campaign. Bond prices were under pressure as the 10-year Treasury yield climbed and hovered around 5%, its highest level of the year. More importantly, this was widely interpreted as a warning sign for future economic growth. In fact, many pundits were expecting an imminent recession, and stocks declined early in the quarter to reflect that possibility. Fortunately, it was a false alarm and sentiment flipped as we approached year-end. Economic growth proved resilient, corporate earnings continued to meet or exceed expectations, labor markets eased, and key measures of inflation moderated. Taming inflation has been the Fed’s primary focus, and although it remained above the stated 2% target late in the year, it was trending in the right direction and far below peak levels. This gave the
Fed the leeway to back off—and likely end—the historic rate-hike campaign.
As we moved into January of 2024, a concentrated rally led by mega-cap tech names once again led the market. In February, the major U.S. equity indices concluded the month with gains. The notable development in February revolved around the change in market anticipation regarding the timing of the first interest rate reduction. Although rate cuts are still expected to occur, most anticipate they will now come later in the year.
How did the Victory Cornerstone Moderately Aggressive Fund (the “Fund”) perform during the reporting period?
For the reporting period ended February 29, 2024, the Fund had a total return (at net asset value) of 12.07%. This compares to returns of 23.15% for the MSCI All-Country World Index, and 13.99% for the Cornerstone Moderately Aggressive Composite
Index.
What strategies did you employ during the reporting period?
The Fund had a positive total return over the reporting period, as global financial markets recovered.  Inflation concerns moderated and focus shifted to the possibility of global interest rates peaking which provided relief to investors. The Fund underperformed the Cornerstone Moderately Aggressive Composite Index.
Overall, the Fund benefited from an overweight to equities as the asset class significantly outperformed fixed income over the period. The Fund’s tilt to the value style over growth, and to higher-quality stocks over their lower-quality counterparts had mixed results. As investors gravitated back to mega cap growth stocks, the Fund had negative security selection in U.S. large cap equities but positive security selection in U.S. small cap and emerging market equities. Over the period, the Fund maintained an allocation to short term corporate bonds and an overall shorter duration, which contributed positively as investors weighed if and when the Fed would cut interest rates. On the other hand, tactical positions in international equities—such as the U.K and
Switzerland—dampened results.

5
Victory Cornerstone Moderately Aggressive Fund
Manager’s Commentary (continued)
(Unaudited)
The Fund had a small allocation to derivatives during the reporting period that did not have a material impact on performance.
Our approach is to hold a core, diversified portfolio, while accounting for both current risks and longer-term opportunities. We stay focused on fundamentals, valuations, and diversification. The Fund tilts to the value style over growth, and to higher-quality stocks over their lower-quality counterparts. We believe this approach is prudent for long-term investors and is particularly important now given the elevated uncertainty in the outlook for the economy and markets.
Thank you for allowing us to assist you with your investment needs.

6
Victory Cornerstone Moderately Aggressive Fund
Investment Overview
(Unaudited)
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
Victory Cornerstone Moderately Aggressive Fund — Growth of $10,000
1
The unmanaged MSCI All-Country World Index is a free float-adjusted, market-capitalization-weighted index designed to measure the performance of large- and mid-cap stocks across developed and emerging markets. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
2
The Cornerstone Moderately Aggressive Composite Index is a combination of unmanaged indexes representing the Fund’s model allocation, and consists of the MSCI USA Investable Market Index (IMI) Gross (34%), the MSCI ACWI ex USA IMI Net (23%), the Bloomberg U.S. Universal Index (38%),
the Bloomberg Commodity Index Total Return (1.5%), the MSCI U.S. Real Estate Investment Trust (REIT) Index Gross (1.5%), and the Bloomberg U.S.
Treasury - Bills (1-3M) (2%). This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended February 29, 2024
Fund
Shares
INCEPTION DATE 8/15/84
Net Asset
Value
MSCI All-Country
World Index
1
Cornerstone
Moderately
Aggressive
Composite
Index
2
One Year 12.07% 23.15% 13.99%
Five Year 5.54% 10.51% 6.81%
Ten Year 4.36% 8.37% 6.00%

7
Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund
February 29, 2024
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks capital appreciation with a secondary focus on current income.
Top 10 Holdings*:
February 29, 2024
(% of Net Assets)
Asset Allocation*:
February 29, 2024
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
VictoryShares Core Intermediate Bond ETF
19.4%
Vanguard FTSE Developed Markets ETF
6.8%
VictoryShares Core Plus Intermediate Bond ETF
4.5%
Schwab Fundamental International Large Co. Index ETF
4.1%
Vanguard S&P 500 ETF
2.7%
iShares MSCI Japan ETF
2.5%
iShares Core MSCI Emerging Markets ETF
2.3%
Schwab Fundamental Emerging Markets Large Co. Index ETF
2.2%
Microsoft Corp.
2.0%
VictoryShares Short-Term Bond ETF
2.0%

Schedule of Portfolio Investments
February 29, 2024
Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund
8
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (27.1%)
Communication Services (2.6%):
Alphabet, Inc. , Class C (a) ................................................. 215,935 $ 30,183
AMC Networks, Inc. , Class A (a) ............................................ 18,774 243
AT&T, Inc. ........................................................... 92,189 1,561
Comcast Corp. , Class A .................................................. 109,706 4,701
John Wiley & Sons, Inc. , Class A ............................................ 7,880 263
Meta Platforms, Inc. , Class A .............................................. 55,076 26,994
Netflix, Inc. (a) ......................................................... 3,146 1,897
TEGNA, Inc. .......................................................... 22,479 315
Verizon Communications, Inc. .............................................. 52,627 2,106
Yelp, Inc. (a) ........................................................... 5,558 214
Ziff Davis, Inc. (a) ....................................................... 5,037 346
68,823
Consumer Discretionary (2.8%):
Asbury Automotive Group, Inc. (a) ........................................... 1,245 260
AutoNation, Inc. (a) ..................................................... 17,615 2,639
AutoZone, Inc. (a) ....................................................... 1,729 5,197
Best Buy Co., Inc. ...................................................... 21,948 1,775
Booking Holdings, Inc. (a) ................................................. 1,270 4,405
Build-A-Bear Workshop, Inc. .............................................. 9,520 228
D.R. Horton, Inc. ....................................................... 24,098 3,601
Deckers Outdoor Corp. (a) ................................................. 4,152 3,719
Designer Brands, Inc. , Class A ............................................. 24,008 254
Dillard's, Inc. , Class A ................................................... 686 285
Expedia Group, Inc. (a) ................................................... 23,742 3,248
Ford Motor Co. ........................................................ 144,045 1,792
General Motors Co. ..................................................... 53,195 2,180
G-III Apparel Group Ltd. (a) ............................................... 8,061 268
Graham Holdings Co. , Class B ............................................. 440 309
Hovnanian Enterprises, Inc. , Class A (a) ....................................... 1,707 267
JAKKS Pacific, Inc. (a) ................................................... 3,679 129
KB Home ............................................................ 5,748 382
Lennar Corp. , Class A .................................................... 29,848 4,731
Lowe's Cos., Inc. ....................................................... 7,249 1,745
M/I Homes, Inc. (a) ...................................................... 3,046 387
McDonald's Corp. ...................................................... 5,313 1,553
Meritage Homes Corp. ................................................... 2,273 358
Murphy USA, Inc. ...................................................... 9,005 3,755
NVR, Inc. (a) .......................................................... 527 4,019
O'Reilly Automotive, Inc. (a) ............................................... 4,880 5,307
Papa John's International, Inc. .............................................. 3,317 238
Perdoceo Education Corp. ................................................. 14,630 261
PulteGroup, Inc. ........................................................ 46,020 4,988
Shoe Carnival, Inc. ...................................................... 9,266 304
Signet Jewelers Ltd. ..................................................... 4,356 443
Starbucks Corp. ........................................................ 13,681 1,298
Taylor Morrison Home Corp. (a) ............................................ 7,151 405
The Buckle, Inc. ........................................................ 5,444 223
The Home Depot, Inc. ................................................... 4,833 1,839
Toll Brothers, Inc. ...................................................... 44,461 5,097
TopBuild Corp. (a) ...................................................... 12,260 4,933
Tri Pointe Homes, Inc. (a) ................................................. 9,961 352
Ulta Beauty, Inc. (a) ..................................................... 3,611 1,981
75,155
Consumer Staples (1.6%):
Altria Group, Inc. ....................................................... 121,664 4,977
Cal-Maine Foods, Inc. ................................................... 3,919 225
Colgate-Palmolive Co. ................................................... 45,777 3,961
Costco Wholesale Corp. .................................................. 10,173 7,568
Ingles Markets, Inc. , Class A ............................................... 3,150 243

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund
9
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Kimberly-Clark Corp. .................................................... 26,246 $ 3,180
Philip Morris International, Inc. ............................................. 47,252 4,251
The Andersons, Inc. ..................................................... 5,224 289
The Kraft Heinz Co. ..................................................... 43,109 1,521
The Kroger Co. ........................................................ 68,126 3,380
The Procter & Gamble Co. ................................................ 47,107 7,487
Vector Group Ltd. ...................................................... 22,865 255
Walmart, Inc. .......................................................... 103,041 6,039
43,376
Energy (0.9%):
APA Corp. ............................................................ 40,879 1,218
California Resources Corp. ................................................ 6,397 334
Chevron Corp. ......................................................... 10,352 1,574
Chord Energy Corp. ..................................................... 2,830 460
Civitas Resources, Inc. ................................................... 6,327 434
ConocoPhillips ........................................................ 39,957 4,497
CONSOL Energy, Inc. ................................................... 3,810 327
Devon Energy Corp. ..................................................... 33,076 1,457
EOG Resources, Inc. .................................................... 12,147 1,390
Liberty Energy, Inc. ..................................................... 15,945 341
Marathon Oil Corp. ..................................................... 59,265 1,437
Marathon Petroleum Corp. ................................................ 33,053 5,594
Matador Resources Co. ................................................... 6,547 413
Murphy Oil Corp. ...................................................... 10,780 428
PBF Energy, Inc. , Class A ................................................. 8,624 403
Permian Resources Corp. ................................................. 22,845 355
SM Energy Co. ........................................................ 9,641 422
Valero Energy Corp. ..................................................... 30,454 4,308
25,392
Financials (2.8%):
Aflac, Inc. ............................................................ 18,067 1,459
American Express Co. ................................................... 25,239 5,538
Ameriprise Financial, Inc. ................................................. 12,323 5,020
Ameris Bancorp ........................................................ 7,083 328
Apollo Commercial Real Estate Finance, Inc. ................................... 23,425 263
Apollo Global Management, Inc. ............................................ 44,199 4,941
Atlantic Union Bankshares Corp. ............................................ 6,001 200
Capital One Financial Corp. ............................................... 13,970 1,922
Cathay General Bancorp .................................................. 10,369 405
Chimera Investment Corp. ................................................ 16,714 73
CNO Financial Group, Inc. ................................................ 11,365 303
Community Trust Bancorp, Inc. ............................................. 6,259 249
Corebridge Financial, Inc. ................................................. 60,393 1,500
Discover Financial Services ............................................... 37,545 4,532
Essent Group Ltd. ...................................................... 6,509 349
Everest Group Ltd. ...................................................... 5,560 2,051
FactSet Research Systems, Inc. ............................................. 3,157 1,460
First BanCorp ......................................................... 25,791 438
First Citizens BancShares, Inc. , Class A ....................................... 930 1,464
First Financial Bancorp ................................................... 12,021 261
First Merchants Corp. .................................................... 8,863 294
Fiserv, Inc. (a) .......................................................... 11,747 1,753
Fulton Financial Corp. ................................................... 20,347 313
Genworth Financial, Inc. (a) ................................................ 51,731 318
Hancock Whitney Corp. .................................................. 8,990 392
Heartland Financial USA, Inc. .............................................. 8,651 294
Hope Bancorp, Inc. ..................................................... 22,287 244
International Bancshares Corp. ............................................. 6,415 333
Jackson Financial, Inc. , Class A ............................................. 7,840 432
JPMorgan Chase & Co. .................................................. 67,917 12,637
Ladder Capital Corp. .................................................... 24,701 267

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund
10
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Marsh & McLennan Cos., Inc. ............................................. 7,387 $ 1,494
Mastercard, Inc. , Class A ................................................. 3,723 1,767
Moelis & Co. , Class A ................................................... 5,031 272
MSCI, Inc. ........................................................... 2,796 1,568
OFG Bancorp ......................................................... 8,571 310
Pacific Premier Bancorp, Inc. .............................................. 7,431 170
PennyMac Financial Services, Inc. .......................................... 3,580 304
Piper Sandler Cos. ...................................................... 1,380 260
Preferred Bank ......................................................... 3,784 272
PROG Holdings, Inc. (a) .................................................. 8,336 257
Radian Group, Inc. ...................................................... 13,445 392
Ready Capital Corp. ..................................................... 25,665 227
Regions Financial Corp. .................................................. 91,080 1,697
Selective Insurance Group, Inc. ............................................. 2,385 249
Skyward Specialty Insurance Group, Inc. (a) .................................... 6,824 250
Southside Bancshares, Inc. ................................................ 8,138 233
Stewart Information Services Corp. .......................................... 6,305 397
T. Rowe Price Group, Inc. ................................................. 15,029 1,704
The Bank of New York Mellon Corp. ......................................... 31,572 1,771
The Bank of NT Butterfield & Son Ltd. ....................................... 9,077 271
The Goldman Sachs Group, Inc. ............................................ 4,359 1,696
U.S. Bancorp .......................................................... 39,335 1,650
UMB Financial Corp. .................................................... 4,791 391
Visa, Inc. , Class A ...................................................... 22,989 6,498
WSFS Financial Corp. ................................................... 7,461 316
74,449
Health Care (3.5%):
AbbVie, Inc. .......................................................... 53,718 9,457
ACADIA Pharmaceuticals, Inc. (a) ........................................... 8,628 200
Addus HomeCare Corp. (a) ................................................ 2,647 244
Amgen, Inc. ........................................................... 22,229 6,087
AMN Healthcare Services, Inc. (a) ........................................... 4,008 226
Arcus Biosciences, Inc. (a) ................................................. 12,471 239
Biohaven Ltd. (a) ....................................................... 3,489 168
Bristol-Myers Squibb Co. ................................................. 28,829 1,463
Catalyst Pharmaceuticals, Inc. (a) ............................................ 15,900 255
Cencora, Inc. .......................................................... 22,158 5,220
Centene Corp. (a) ....................................................... 64,064 5,025
CorVel Corp. (a) ........................................................ 866 211
Cross Country Healthcare, Inc. (a) ........................................... 13,953 255
CVS Health Corp. ...................................................... 21,496 1,599
DaVita, Inc. (a) ......................................................... 14,655 1,861
Editas Medicine, Inc. (a) .................................................. 19,587 197
Elevance Health, Inc. .................................................... 9,207 4,615
Eli Lilly & Co. ......................................................... 13,176 9,930
Embecta Corp. ......................................................... 11,412 163
Fate Therapeutics, Inc. (a) ................................................. 11,058 78
Gilead Sciences, Inc. .................................................... 70,426 5,078
Harmony Biosciences Holdings, Inc. (a) ....................................... 6,765 217
HCA Healthcare, Inc. .................................................... 6,094 1,899
IDEXX Laboratories, Inc. (a) ............................................... 3,131 1,801
Ironwood Pharmaceuticals, Inc. (a) ........................................... 23,345 220
iTeos Therapeutics, Inc. (a) ................................................ 13,139 141
McKesson Corp. ....................................................... 8,857 4,618
Medtronic PLC ........................................................ 19,526 1,628
Merck & Co., Inc. ...................................................... 55,410 7,045
Owens & Minor, Inc. (a) .................................................. 14,026 341
Pediatrix Medical Group, Inc. (a) ............................................ 27,964 256
Prestige Consumer Healthcare, Inc. (a) ........................................ 5,142 358
Select Medical Holdings Corp. ............................................. 10,568 288
Tenet Healthcare Corp. (a) ................................................. 17,992 1,673
The Cigna Group ....................................................... 14,597 4,907

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund
11
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Thermo Fisher Scientific, Inc. .............................................. 3,087 $ 1,760
UnitedHealth Group, Inc. ................................................. 16,774 8,280
Vanda Pharmaceuticals, Inc. (a) ............................................. 39,568 177
Veracyte, Inc. (a) ........................................................ 11,646 274
Vericel Corp. (a) ........................................................ 6,122 280
Vertex Pharmaceuticals, Inc. (a) ............................................. 10,746 4,521
93,255
Industrials (3.2%):
3M Co. .............................................................. 15,239 1,404
ABM Industries, Inc. .................................................... 6,906 285
ArcBest Corp. ......................................................... 1,388 198
ASGN, Inc. (a) ......................................................... 3,537 351
Beacon Roofing Supply, Inc. (a) ............................................. 4,384 377
BlueLinx Holdings, Inc. (a) ................................................ 2,786 353
Boise Cascade Co. ...................................................... 3,954 537
Builders FirstSource, Inc. (a) ............................................... 28,919 5,644
Caterpillar, Inc. ........................................................ 21,617 7,219
Cintas Corp. .......................................................... 8,298 5,216
Copart, Inc. (a) ......................................................... 29,656 1,576
Core & Main, Inc. , Class A (a) .............................................. 48,816 2,330
Cummins, Inc. ......................................................... 6,565 1,764
Deere & Co. .......................................................... 3,874 1,414
Deluxe Corp. .......................................................... 12,573 244
Expeditors International of Washington, Inc. .................................... 24,985 2,988
Fastenal Co. ........................................................... 24,150 1,763
FedEx Corp. .......................................................... 15,309 3,812
Ferguson PLC ......................................................... 14,656 3,099
General Dynamics Corp. .................................................. 5,968 1,631
Hub Group, Inc. , Class A (a) ............................................... 8,686 369
Illinois Tool Works, Inc. .................................................. 6,133 1,608
Korn Ferry ........................................................... 5,658 360
Lennox International, Inc. ................................................. 3,505 1,652
Limbach Holdings, Inc. (a) ................................................ 5,480 270
Lockheed Martin Corp. ................................................... 3,295 1,411
Masterbrand, Inc. (a) ..................................................... 18,797 325
Matson, Inc. .......................................................... 4,012 446
MillerKnoll, Inc. ....................................................... 10,925 334
Mueller Industries, Inc. ................................................... 6,707 345
Old Dominion Freight Line, Inc. ............................................ 3,667 1,623
Otis Worldwide Corp. .................................................... 17,464 1,664
Owens Corning ........................................................ 10,227 1,532
PACCAR, Inc. ......................................................... 50,378 5,586
Parker-Hannifin Corp. ................................................... 9,006 4,822
Rush Enterprises, Inc. , Class A ............................................. 7,393 360
Sterling Infrastructure, Inc. (a) .............................................. 3,778 403
Terex Corp. ........................................................... 5,094 292
Titan International, Inc. (a) ................................................. 17,539 224
Trane Technologies PLC .................................................. 21,652 6,105
TriNet Group, Inc. (a) .................................................... 2,602 333
UFP Industries, Inc. ..................................................... 3,875 444
United Parcel Service, Inc. , Class B .......................................... 9,981 1,480
United Rentals, Inc. ..................................................... 8,700 6,032
W.W. Grainger, Inc. ..................................................... 6,007 5,848
86,073
Information Technology (7.6%):
Adobe, Inc. (a) ......................................................... 12,731 7,133
Amkor Technology, Inc. .................................................. 12,130 376
Apple, Inc. ........................................................... 250,703 45,315
Arista Networks, Inc. (a) .................................................. 6,871 1,907
Axcelis Technologies, Inc. (a) .............................................. 2,005 226
Bel Fuse, Inc. , Class B ................................................... 4,722 245

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund
12
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Broadcom, Inc. ........................................................ 9,909 $ 12,887
Cadence Design Systems, Inc. (a) ............................................ 14,617 4,449
Cisco Systems, Inc. ..................................................... 173,097 8,373
Cognizant Technology Solutions Corp. , Class A ................................. 50,215 3,968
CommVault Systems, Inc. (a) ............................................... 2,408 230
Extreme Networks, Inc. (a) ................................................ 17,759 224
Fair Isaac Corp. (a) ...................................................... 3,396 4,313
Fortinet, Inc. (a) ........................................................ 29,119 2,012
Hewlett Packard Enterprise Co. ............................................. 93,188 1,419
HP, Inc. .............................................................. 51,958 1,472
International Business Machines Corp. ........................................ 9,593 1,775
KLA Corp. ........................................................... 6,995 4,773
Kulicke & Soffa Industries, Inc. ............................................. 5,715 272
Micron Technology, Inc. .................................................. 19,146 1,735
Microsoft Corp. ........................................................ 132,237 54,699
Motorola Solutions, Inc. .................................................. 4,612 1,524
NVIDIA Corp. ......................................................... 40,206 31,808
ON Semiconductor Corp. (a) ............................................... 21,084 1,664
OSI Systems, Inc. (a) ..................................................... 1,764 231
QUALCOMM, Inc. ..................................................... 36,910 5,824
Sanmina Corp. (a) ....................................................... 5,834 369
SolarWinds Corp. (a) ..................................................... 21,700 259
Synaptics, Inc. (a) ....................................................... 1,672 167
Texas Instruments, Inc. ................................................... 9,656 1,616
VeriSign, Inc. (a) ........................................................ 6,995 1,366
Viavi Solutions, Inc. (a) ................................................... 24,908 238
Vishay Intertechnology, Inc. ............................................... 15,080 328
Xerox Holdings Corp. ................................................... 15,989 298
203,495
Materials (1.0%):
Alpha Metallurgical Resources, Inc. .......................................... 1,259 475
Arch Resources, Inc. .................................................... 1,945 322
CF Industries Holdings, Inc. ............................................... 29,280 2,364
Commercial Metals Co. .................................................. 7,539 407
Greif, Inc. , Class A ...................................................... 5,181 334
Linde PLC ............................................................ 3,594 1,613
LyondellBasell Industries NV , Class A ........................................ 49,452 4,959
Minerals Technologies, Inc. ................................................ 3,320 240
Nucor Corp. ........................................................... 28,809 5,540
PPG Industries, Inc. ..................................................... 10,842 1,535
Ryerson Holding Corp. ................................................... 7,864 248
Steel Dynamics, Inc. ..................................................... 37,780 5,056
The Mosaic Co. ........................................................ 39,873 1,242
The Sherwin-Williams Co. ................................................ 5,446 1,808
Warrior Met Coal, Inc. ................................................... 5,646 322
26,465
Real Estate (0.5%):
American Tower Corp. ................................................... 11,355 2,258
Broadstone Net Lease, Inc. ................................................ 20,260 302
DiamondRock Hospitality Co. .............................................. 28,594 269
Easterly Government Properties, Inc. ......................................... 22,166 262
Empire State Realty Trust, Inc. ............................................. 20,690 206
Equinix, Inc. .......................................................... 3,163 2,811
Essential Properties Realty Trust, Inc. ........................................ 13,208 315
Innovative Industrial Properties, Inc. ......................................... 3,582 351
Kite Realty Group Trust .................................................. 17,972 385
Phillips Edison & Co., Inc. ................................................ 9,531 340
PotlatchDeltic Corp. ..................................................... 7,203 326
Prologis, Inc. .......................................................... 24,185 3,223
Retail Opportunity Investments Corp. ........................................ 21,244 275
Sabra Health Care REIT, Inc. .............................................. 24,738 343

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund
13
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
SITE Centers Corp. ..................................................... 22,083 $ 300
Terreno Realty Corp. .................................................... 6,464 416
12,382
Utilities (0.6%):
Consolidated Edison, Inc. ................................................. 16,053 1,400
DTE Energy Co. ....................................................... 14,153 1,533
Edison International ..................................................... 49,035 3,335
Entergy Corp. ......................................................... 14,835 1,507
ONE Gas, Inc. ......................................................... 5,596 334
Otter Tail Corp. ........................................................ 3,483 315
Portland General Electric Co. .............................................. 6,495 261
Sempra .............................................................. 20,268 1,431
The Southern Co. ....................................................... 52,152 3,507
Vistra Corp. ........................................................... 51,041 2,784
16,407
Total Common Stocks (Cost $524,159)
a
a
a
725,272
Principal Amount
(000)
U.S. Treasury Obligations (0.6%)
U.S. Treasury Notes , 3 .88% , 3/31/25 (b) ....................................... $ 14,945 14,766
Total U.S. Treasury Obligations (Cost $14,974)
a
a
a
14,766
Shares
Exchange-Traded Funds (45.8%)
Invesco DB Commodity Index Tracking Fund .................................. 256,100 5,632
Invesco FTSE RAFI Developed Markets ex-US ETF ............................. 653,206 31,279
Invesco FTSE RAFI Emerging Markets ETF (c) ................................. 1,539,501 29,435
iShares 0-5 Year TIPS Bond ETF ............................................ 144,691 14,306
iShares 1-3 Year Treasury Bond ETF ......................................... 307,256 25,115
iShares 20+ Year Treasury Bond ETF ......................................... 275,988 25,993
iShares 7-10 Year Treasury Bond ETF ........................................ 260,606 24,554
iShares Core MSCI EAFE ETF ............................................. 32,626 2,342
iShares Core MSCI Emerging Markets ETF .................................... 1,237,358 62,289
iShares Core S&P 500 ETF ................................................ 66,438 33,913
iShares Core S&P Small-Cap ETF ........................................... 467,998 50,240
iShares Core U.S. Aggregate Bond ETF ....................................... 148,839 14,490
iShares iBoxx $ High Yield Corporate Bond ETF (c) .............................. 591,808 45,765
iShares iBoxx $ Investment Grade Corporate Bond ETF (c) ......................... 208,867 22,487
iShares J.P. Morgan USD Emerging Markets Bond ETF ........................... 77,423 6,837
iShares MSCI Canada ETF (c) .............................................. 976,156 35,893
iShares MSCI International Momentum Factor ETF (c) ............................ 1,164,448 43,376
iShares MSCI International Quality Factor ETF ................................. 1,315,008 50,851
iShares MSCI Japan ETF ................................................. 963,646 66,607
iShares Russell 2000 ETF ................................................. 48,088 9,797
Schwab Fundamental Emerging Markets Large Co. Index ETF ...................... 2,206,197 59,700
Schwab Fundamental International Large Co. Index ETF ........................... 3,168,339 108,136
Schwab Fundamental International Small Co. Index ETF ........................... 593,600 20,408
SPDR Gold Shares (a) (c) .................................................. 46,476 8,798
SPDR S&P Emerging Markets SmallCap ETF .................................. 107,983 6,046
Vanguard FTSE All-World ex-U.S. ETF ....................................... 151,390 8,623
Vanguard FTSE Developed Markets ETF (c) .................................... 3,744,589 182,287
Vanguard FTSE Europe ETF ............................................... 436,113 28,443
Vanguard Mortgage-Backed Securities ETF .................................... 753,311 34,155
Vanguard Real Estate ETF ................................................ 130,232 11,141
Vanguard S&P 500 ETF .................................................. 154,011 71,912
Vanguard Short-Term Bond ETF ............................................ 148,449 11,362
Vanguard Short-Term Corporate Bond ETF .................................... 262,583 20,227
Vanguard Total Stock Market ETF ........................................... 56,334 14,229
Wisdom Tree Trust - WisdomTree Emerging Markets SmallCap Dividend Fund .......... 202,622 10,070

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund
14
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Xtrackers USD High Yield Corporate Bond ETF ................................. 770,152 $ 27,340
Total Exchange-Traded Funds (Cost $1,064,564)
a
a
a
1,224,078
Affiliated Exchange-Traded Funds (26.0%)
VictoryShares Core Intermediate Bond ETF .................................... 11,240,445 518,409
VictoryShares Core Plus Intermediate Bond ETF (c) .............................. 5,668,278 121,415
VictoryShares Emerging Markets Value Momentum ETF .......................... 68,000 3,081
VictoryShares Short-Term Bond ETF ......................................... 1,071,350 53,192
Total Affiliated Exchange-Traded Funds (Cost $794,442)
a
a
a
696,097
Collateral for Securities Loaned (4.0%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .22% (d) ........ 27,068,524 27,068
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .24% (d) ............ 27,068,524 27,068
Invesco Government & Agency Portfolio, Institutional Shares , 5 .25% (d) ............... 27,068,524 27,069
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .22% (d) . 27,068,524 27,069
Total Collateral for Securities Loaned (Cost $108,274)
a
a
a
108,274
Total Investments (Cost $2,506,413) — 103.5% 2,768,487
Liabilities in excess of other assets — (3.5)% (94,168)
NET ASSETS - 100.00% $ 2,674,319
At February 29, 2024, the Fund's investments in foreign securities were 27.6% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security has been segregated as collateral for derivative instruments.
(c) All or a portion of this security is on loan.
(d) Rate disclosed is the daily yield on February 29, 2024.
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund
15
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Euro Stoxx 50 Futures ............... 801 3/15/24 $ 39,647,160 $ 42,364,281 $ 2,717,121
FTSE 100 Index Futures .............. 394 3/15/24 37,674,950 37,924,110 249,160
Swiss Market Index Futures ........... 160 3/15/24 20,092,671 20,565,483 472,812
$ 3,439,093
Futures Contracts Sold
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
ASX SPI 200 Index Futures ........... 174 3/21/24 $ 20,976,320 $ 21,651,916 $ (675,596)
E-Mini Russell 2000 Index Futures ...... 304 3/15/24 29,540,525 31,270,960 (1,730,435)
E-Mini S&P 500 Futures .............. 53 3/15/24 13,480,319 13,524,938 (44,619)
Hang Seng Index Futures ............. 78 3/27/24 8,309,670 8,195,215 114,455
S&P/Toronto Stock Exchange 60 Index
Futures .......................... 260 3/14/24 48,896,678 49,455,564 (558,886)
$ (2,895,081)
Total unrealized appreciation $ 3,553,548
Total unrealized depreciation (3,009,536)
Total net unrealized appreciation (depreciation) $ 544,012

Statement of Assets and Liabilities
February 29, 2024
16
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
Victory
Cornerstone
Moderately
Aggressive Fund
Assets:
Affiliated investments, at value (Cost $794,442) $ 696,097 (a)
Unaffiliated investments, at value (Cost $1,711,971) 2,072,390 (b)
Cash 9,990
Deposit with broker for futures contracts 14,052
Receivables:
Interest and dividends 1,086
Capital shares issued 519
Investments sold 39,095
From Adviser for ETF reimbursements 531
Variation margin on open futures contracts 171
Prepaid expenses 16
Total Assets 2,833,947
Liabilities:
Payables:
Collateral received on loaned securities 108,274
Collateral received from broker for futures contracts 8,511
Investments purchased 38,927
Capital shares redeemed 1,109
Variation margin on open futures contracts 643
Accrued expenses and other payables:
Investment advisory fees 1,242
Administration fees 308
Custodian fees 19
Transfer agent fees 488
Compliance fees 2
Trustees' fees — (c)
Other accrued expenses 105
Total Liabilities 159,628
Commitments and contingencies (Note 4 )
Net Assets:
Capital 2,372,796
Total accumulated earnings/(loss) 301,523
Net Assets $ 2,674,319
Shares (unlimited number of shares authorized with no par value): 101,532
Net asset value, offering and redemption price per share:(d) $ 26 .34
(a) Includes $257 thousand of securities on loan.
(b) Includes $105,940 thousand of securities on loan.
(c) Rounds to less than $1 thousand.
(d) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Year Ended February 29, 2024
17
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory
Cornerstone
Moderately
Aggressive Fund
Investment Income:
Dividends from affiliated investments $ 25,619
Dividends from unaffiliated investments 49,043
Interest from unaffiliated investments 647
Securities lending (net of fees) 719
Foreign tax withholding (2)
Total Income 76,026
Expenses:
Investment advisory fees 15,239
Administration fees 3,874
Sub-Administration fees 75
Custodian fees 116
Transfer agent fees 4,732
Trustees' fees 48
Compliance fees 24
Legal and audit fees 103
State registration and filing fees 45
Interfund lending fees —(a)
Line of credit fees —(a)
Other expenses 259
Total Expenses 24,515
Expenses waived/reimbursed by Adviser (2,121)
Net Expenses 22,394
Net Investment Income (Loss) 53,632
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from affiliated investment securities (1,529)
Net realized gains (losses) from unaffiliated investment securities and foreign currency transactions 45,835
Net realized gains (losses) from futures contracts (3,942)
Net change in unrealized appreciation/depreciation on affiliated investment securities 7,931
Net change in unrealized appreciation/depreciation on unaffiliated investment securities and foreign currency translations 194,679
Net change in unrealized appreciation/depreciation on futures contracts (1,550)
Net realized/unrealized gains (losses) on investments 241,424
Change in net assets resulting from operations $ 295,056
(a) Rounds to less than $1 thousand.

18
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Cornerstone Moderately Aggressive Fund
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 53,632 $ 38,916 $ 37,296
Net realized gains (losses) 40,364 (21,464) 130,922
Net change in unrealized appreciation/depreciation 201,060 (96,202) (323,766)
Change in net assets resulting from operations 295,056 (78,750) (155,548)
Change in net assets resulting from distributions to shareholders (54,800) (105,901) (229,481)
Change in net assets resulting from capital transactions (115,777) 14,426 78,119
Change in net assets 124,479 (170,225) (306,910)
Net Assets:
Beginning of period 2,549,840 2,720,065 3,026,975
End of period $ 2,674,319 $ 2,549,840 $ 2,720,065
Capital Transactions:
Proceeds from shares issued $ 144,186 $ 101,783 $ 177,611
Distributions reinvested 54,258 104,955 227,559
Cost of shares redeemed (314,221) (192,312) (327,051)
Change in net assets resulting from capital transactions $ (115,777) $ 14,426 $ 78,119
Share Transactions:
Issued 5,787 4,182 6,233
Reinvested 2,118 4,348 8,036
Redeemed (12,594) (7,907) (11,454)
Change in Shares (4,689) 623 2,815
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
19
See notes to financial statements.
Victory Cornerstone Moderately Aggressive Fund
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Year
Ended
May 31, 2019
Net Asset Value, Beginning of Period $24.00 $25.76 $29.45 $24.10 $23.97 $25.78
Investment Activities:
Net investment income (loss) 0.52(b) 0.37(b) 0.36(b) 0.32(b) 0.48(b) 0.46
Net realized and unrealized gains (losses) 2.36 (1.11) (1.77) 5.56 0.18 (0.79)
Total from Investment Activities 2.88 (0.74) (1.41) 5.88 0.66 (0.33)
Distributions to Shareholders from:
Net investment income (0.54) (0.23) (0.35) (0.37) (0.39) (0.39)
Net realized gains — (0.79) (1.93) (0.16) (0.14) (1.09)
Total Distributions (0.54) (1.02) (2.28) (0.53) (0.53) (1.48)
Net Asset Value, End of Period $26.34 $24.00 $25.76 $29.45 $24.10 $23.97
Total Return(c)(d) 12.07% (2.87)% (5.43)% 24.58% 2.59% (1.20)%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 0.87% 0.88% 0.88% 0.96% 0.98% 0.98%(h)
Net Investment Income (Loss)(e) 2.08% 2.04% 1.26% 1.18% 1.94% 1.91%
Gross Expenses(e)(g) 0.95% 0.96% 0.93% 0.97% 0.99% 1.01%
Supplemental Data:
Net Assets at end of period (000's) $2,674,319 $2,549,840 $2,720,065 $3,026,975 $2,662,354 $2,777,038
Portfolio Turnover(c) 52% 49% 44% 64% 92% 95%(i)
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.
(g) Does not include acquired fund fees and expenses, if any.
(h) Effective June 22, 2018, USAA Asset Management Company (previous Investment Adviser) voluntarily agreed to limit the annual expenses of the Fund to
0.98% of the Fund’s average daily net assets.
(i) For the year ended May 31, 2019, the portfolio turnover calculation excludes the value of securities purchased of $370,785 thousand and sold of $3,096 thousand after the Fund’s acquisition of First Start Growth Fund. Reflects increased trading activity due to usage of quantitative investment strategies.

Notes to Financial Statements
February 29, 2024
Victory Portfolios III
20
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following Fund (the "Fund"):
The Fund is classified as diversified under the 1940 Act. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory
Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the "Board"),  has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a
Fund (Legal Name) Fund (Short Name)
Victory Cornerstone Moderately Aggressive Fund Cornerstone Moderately Aggressive Fund

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
21
security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of February 29, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of February 29, 2024, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassed to realized gains or return of capital as estimated by the Fund based on calendar year-end information as it becomes known or available.
Investment Companies:
Exchange-Traded Funds:
The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Futures Contracts:
The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities
Level 1 Level 2 Level 3 Total
Cornerstone Moderately Aggressive Fund
Common Stocks ............................................... $ 725,272 $ — $ — $ 725,272
U.S. Treasury Obligations ........................................ — 14,766 — 14,766
Exchange-Traded Funds ......................................... 1,224,078 — — 1,224,078
Affiliated Exchange-Traded Funds .................................. 696,097 — — 696,097
Collateral for Securities Loaned ................................... 108,274 — — 108,274
Total ....................................................... $ 2,753,721 $ 14,766 $ — $ 2,768,487
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 3,554 — — 3,554
Liabilities:
Futures Contracts .............................................. (3,010) — — (3,010)
Total ....................................................... $ 544 $ — $ — $ 544
*
Futures Contracts are valued at the unrealized appreciation (depreciation) on the investment.

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
22
with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and
Liabilities under Deposit with broker for futures contracts and Collateral received from broker for futures contracts.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Fund is not subject to master netting agreements for futures contracts. During the year ended February 29, 2024, the Fund entered into futures contracts primarily for the strategy of gaining exposure to a particular asset class or securities market.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of February 29, 2024 (amounts in thousands):
The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended
February 29, 2024 (amounts in thousands):
All open derivative positions at year end are reflected on the Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund’s net assets at year end is generally representative of the notional amount of open positions to net assets throughout the year.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral
Assets Liabilities
Variation
Margin
Receivable on
Open Futures
Contracts*
Variation
Margin Payable
on Open Futures
Contracts*
Equity Risk Exposure: 3,554,000 (3,010,000)
Cornerstone Moderately Aggressive Fund .................................................... $ 3,554 $ 3,010
* Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statement of Assets and Liabilities.
Net Realized Gains
(Losses) from
Futures Contracts
Net Change
in Unrealized
Appreciation/
Depreciation on
Futures Contracts
Equity Risk Exposure: (3,942,000) (1,550,000)
Cornerstone Moderately Aggressive Fund ................................................ $ (3,942) $ (1,550)

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
23
is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table (amounts in thousands) is a summary of the Fund’s securities lending transactions as of February 29, 2024.
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on unaffiliated investment securities and foreign currency translations on the Statement of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from unaffiliated investment securities and foreign currency transactions on the Statement of Operations.
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
The Fund received European Union (“EU”) reclaims related to prior years. For the year ended February 29, 2024, the Fund recognized $189 thousand related to EU reclaims and $67 thousand in interest and entitlements. These EU reclaims are reflected on the Statement of Operations as Dividend income. The related interest and entitlements are reflected on the Statement of Operations as Interest income. In the event tax refunds received by the Fund during the fiscal year exceed the foreign withholding taxes paid by the Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund may enter in a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Fund's shareholders. For the year ended February 29, 2024, the Fund did not enter in any closing agreements.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28 or February 29 for leap years.
For the year ended February 29, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Cornerstone Moderately Aggressive Fund ............................... $ 106,197 $ — $ 108,274

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
24
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended February 29, 2024, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.59% of the Fund’s average daily net assets. Amounts incurred and paid to VCM for the year ended February 29, 2024, are reflected on the Statement of Operations as Investment advisory fees.
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the year ended February
29, 2024, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement,
VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, which is based on the Fund's average daily net assets. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as
Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as Sub-Administration
fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the year ended
February 29, 2024, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2024. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year
Excluding U.S. Government
Securities U.S. Government Securities
Purchases Sales Purchases Sales
Cornerstone Moderately Aggressive Fund .............................. $ 1,310,710 $ 1,404,600 $ 14,998 $ 28,951

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
25
exceed the expense limit of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limit. As of February 29, 2024, the expense limit (excluding voluntary waivers) was:
In addition, the Fund invests in affiliated VCM exchange-traded fund(s) (“affiliated ETFs”). The Fund’s advisory fee is reimbursed by VCM that to the extent of the indirect advisory fee incurred through the Fund’s proportional investment in the affiliated ETFs. These affiliated
ETF advisory fee reimbursements are not available for recoupment. For the year ended February 29, 2024, the Fund incurred reimbursable expenses of $2,121 thousand, all of which was affiliated ETF advisory fees for reimbursement and is reflected on the Statement of Operations as Expenses waived/reimbursed by Adviser.  As of February 29, 2024, the Fund has a receivable related to affiliated ETF reimbursable expenses from the Adviser for $531 thousand, pursuant to the Fund’s expense limitation agreement and is reflected on the Statement of Assets and
Liabilities as Receivable from Adviser for ETF reimbursements.
Under the terms of the expense limitation agreement, as amended June 22, 2023, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limit in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at February 29, 2024.
Additionally, as of February 29, 2024, the Fund had no recoupable amounts available to be repaid to the Adviser.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended February 29, 2024.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Tactical Allocation Risk — The Fund has a targeted risk tolerance and a corresponding asset allocation target; however, mere asset allocation and volatility are not the sole determination of risk. The Fund’s managers will tactically allocate away from the target allocation as market conditions and the perceived risks warrant. The Fund bears the risk that the managers’ tactical allocation will not be successful.
Affiliated Funds Risk — The risks of the Fund directly correspond to the risks of the underlying affiliated funds in which the Fund invests. By investing in the underlying affiliated funds, the Fund has exposure to the risk of many different areas of the market. The degree to which the risks described below apply to the Fund varies according to the Fund’s asset allocation. For instance, the more the Fund is allocated to stock funds, the greater the risk associated with equity securities. The Fund also is subject to asset allocation risk (i.e., the risk that allocations will not produce the intended results) and to management risk (i.e., the risk that the selection of underlying affiliated funds will not produce the intended results).
Conflict of Interest Risk — In managing a Fund that invests in underlying affiliated funds, the Adviser may have conflicts of interest in allocating the Fund’s assets among the various underlying affiliated funds. This is because the fees payable by some of the underlying affiliated funds to the Adviser and/or its affiliates are higher than the fees payable by other underlying affiliated funds, and because the Adviser also manages and administers the underlying affiliated funds.
Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
ETF Risk — The Fund may invest in shares of ETFs, which generally are registered investment companies that hold a portfolio of common stocks or debt securities, the shares of which are traded on an exchange. ETFs incur their own management and other fees and expenses, such as trustees’ fees, operating expenses, registration fees, and marketing expenses, a proportionate share of which will be borne indirectly by the
Fund as a shareholder in an ETF. As a result, the Fund’s investment in an ETF will cause the Fund to indirectly bear the fees and expenses of the ETF and, in turn, the Fund’s performance may be lower than if the Fund were to invest directly in the underlying securities held by the
ETF. For investments in affiliated ETFs, the Fund’s management fee is reimbursed by the Adviser to the extent of the indirect management fee incurred through the Fund’s investment in the affiliated ETFs. The Adviser may have conflicts of interest in allocating assets among affiliated and unaffiliated ETFs, because the Adviser also manages and administers the affiliated ETFs, and the Adviser and its affiliates receive other
In effect until June 30, 2024
Cornerstone Moderately Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.98%

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
26
fees from the affiliated ETFs. In addition, the Fund also will be subject to the risks associated with the securities or other investments held by the ETFs.
Derivatives Risk — The Fund may invest in futures, options, and other types of derivatives. Risks associated with derivatives include the risk that the derivative is not well-correlated with the security, index, ETFs, or currency to which it relates; the risk that the use of derivatives may not have the intended effects and may result in losses, underperformance, or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the Fund to the effects of leverage, which could increase the
Fund’s market exposure, magnify investment risks and losses, and cause losses to be realized more quickly. There is no guarantee that derivative techniques will be employed or that they will work as intended, and their use could lower returns or even result in losses to the Fund. In addition, proposed and current regulations may limit the Fund’s ability to invest in derivatives.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended February 29, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 26, 2024, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The average borrowing for the days outstanding and average interest rate for the Fund during the year ended February 29, 2024, were as follows
(amounts in thousands):
* Based on the number of days borrowings were outstanding for the year ended February 29, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Fund during the year ended February 29, 2024, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the year ended February 29, 2024.
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
Amount
Outstanding at
February 29, 2024
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Cornerstone Moderately Aggressive Fund ....................... $ — $ 814 5.90% $ 814
Borrower or
Lender
Amount
Outstanding at
February 29, 2024
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Cornerstone Moderately Aggressive Fund .............. Borrower $ — $ 871 5.86% $ 871

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
27
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of February 29, 2024, on the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were as follows (amounts in thousands):
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
* Effective February 28, 2023, the Fund's fiscal year end changed from May 31 to February 28.
As of February 29, 2024, the components of accumulated earnings/(loss) on a tax basis were as follows (amounts in thousands):
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales, partnership adjustments, REIT adjustments, and derivatives.
As of February 29, 2024, the Fund had no capital loss carryforward for federal income tax purposes.
During the tax year ended February 29, 2024, the Fund utilized $(11,213) thousand of capital loss carryforwards.
As of February 29, 2024, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
Total
Accumulated
Earnings/
(Loss) Capital
Cornerstone Moderately Aggressive Fund ......................................................... $ 10 $ (10)
Year Ended February 29, 2024
Distributions Paid
From:
Ordinary
Income
Total
Distributions
Paid
Cornerstone Moderately Aggressive Fund ...................................................... $ 54,800 $ 54,800
Nine Months Ended February 28, 2023*
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Cornerstone Moderately Aggressive Fund ........................................ $ 33,253 $ 72,648 $ 105,901
Year Ended May 31, 2022
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Cornerstone Aggressive Fund ................................................. $ 117,188 $ 112,29 3 $ 229,48 1
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Other
Earnings
(Loss)
Accumulated
Earnings
(Loss)
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings
(Loss)
Cornerstone Moderately Aggressive Fund ..... $ 29,934 $ 16,343 $ (1,111) $ 45,166 $ 256,357 $ 301,523
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Cornerstone Moderately Aggressive Fund .................. $ 2,511,010 $ 381,186 $ (124,829) $ 256,357

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
28
8. Affiliated Securities:
An affiliated security is a security in which the Fund has ownership of at least 5% of the security’s outstanding voting shares, an investment company managed by VCM, or an issuer under common control with the Fund or VCM. The Fund does not invest in affiliated securities for the purpose of exercising management or control. These securities are noted as affiliated on the Fund’s Schedule of Portfolio Investments. The
financial statements of the underlying funds can be found in shareholder reports filed with the SEC by each such underlying fund semi-annually on Form N-CSR and are available for download from both the SEC’s as well as each respective underlying fund’s website. Transactions in affiliated securities during the year ended February 29, 2024, were as follows (amounts in thousands):
9. New Regulatory Pronouncement:
In October 2022, the SEC adopted the Tailored Shareholder Reports Rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
Fair Value
2/28/2023
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
2/29/2024
Dividend
Income
Cornerstone Moderately
Aggressive Fund
VictoryShares Core Intermediate
Bond ETF .................. $ 519,157 $ — $ (5,977) $ (1,529) $ — $ 6,758 $ 518,409 $ 17,481
VictoryShares Core Plus
Intermediate Bond ETF ........ 121,359 — — — — 56 121,415 5,532
VictoryShares Emerging Markets
Value Momentum ETF ......... 2,734 — — — — 347 3,081 141
VictoryShares Short-Term Bond
ETF ...................... 47,418 5,004 — — — 770 53,192 2,465
$ 690,668 $ 5,004 $ (5,977) $ (1,529) $ — $ 7,931
$ 696,097
$ 25,619

29
Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Victory Cornerstone Moderately Aggressive Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Victory Cornerstone Moderately Aggressive Fund (the “Fund”) (one
of the funds constituting Victory Portfolios III (the “Trust”)), including the schedule of portfolio investments, as of February 29, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended and the period from June
1, 2022 through February 28, 2023 and the year ended May 31, 2022, the financial highlights for the year then ended and the period from June
1, 2022 through February 28, 2023 and each of the four years in the period ended May 31, 2022, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Victory Portfolios III) at February 29, 2024, the results of its operations for the year then ended, the changes in its net assets for the year then ended and the period from June 1, 2022 through February 28, 2023 and the year ended May 31, 2022, and its financial highlights for the year then ended and the period from June 1, 2022 through February 28, 2023 and each of the four years in the period ended
May 31, 2022, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 29, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Victory Capital investment companies since 1995.
San Antonio, Texas
April 26, 2024

Supplemental Information
February 29, 2024
Victory Portfolios III
30
(Unaudited)
Trustee and Officer Information
Board of Trustees:
Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the
State of Delaware. There are currently seven Trustees, six of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (“Independent Trustees”) and one of whom is an “interested person” of the Trust within the meaning of that term under the
1940 Act (“Interested Trustee”). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.
The following tables list the Trustees, their date of birth, position with the Trust, commencement of service, principal occupations during the past five years, and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange
Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 45 portfolios in the Trust. Each Trustee’s address is c/o Fund
Administration, 15935 La Cantera Pkwy, San Antonio, TX 78256.
Name and Date of
Birth
Position Held with the
Trust
Date Commenced
Service
Principal Occupation During Past
5 Years
Other Directorships Held During Past
5 Years
Independent Trustees
Jefferson C. Boyce
(September 1957)
Independent
Chair
Trustee since
September 2013,
Independent Chair
since January 2021
Retired. Westhab, Inc., New York Theological
Seminary, American Filtration Corp.
Dawn M. Hawley
(February 1954)
Trustee April 2014 Retired. None.
Daniel S. McNamara
(June 1966)
Trustee January 2012 Trustee, President, and Vice
Chairman of USAA ETF Trust (6/17-
6/19); President of Financial Advice
& Solutions Group (FASG), USAA
(2/13-3/21); Director of USAA Asset
Management Company (AMCO),
(8/11-6/19); Chairman of Board of
AMCO (4/13-6/19); Director of
USAA Investment Services Company
(ISCO) (formerly USAA Investment
Management Company) (9/09-3/21);
Chairman of Board of ISCO (4/13-
12/20); President and Director of
USAA Shareholder Account Services
(SAS) (10/09-6/19); Chairman of
Board of SAS (4/13-6/19); Senior
Vice President of USAA Financial
Planning Services Insurance Agency,
Inc. (FPS) (4/11-3/21); Director and
Vice Chairman of FPS (12/13-3/21);
President and Director of USAA
Investment Corporation (ICORP)
(3/10-3/21); Chairman of Board of
ICORP (12/13-3/21); Director of
USAA Financial Advisors, Inc. (FAI)
(12/13-3/21); Chairman of Board of
FAI (3/15-3/21).
None.
Richard Y.
Newton, III
(January 1956)
Trustee March 2017 Director, Elta North America (1/18-
8/19), which is a global leader in the
design, manufacture, and support
of innovative electronic systems in
the ground, maritime, airborne, and
security domains for the nation’s
warfighters, security personnel, and
first responders; Managing Partner,
Pioneer Partnership Development
Group (12/15-present).
Terran Orbital Corp., American Made
Filtration Corp.

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
31
(Unaudited)
* Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.
The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.
Barbara B. Ostdiek,
Ph.D. (March 1964)
Trustee January 2008 Senior Associate Dean of Degree
programs at Jesse H. Jones Graduate
School of Business at Rice University
(7/13-present); Associate Professor
of Finance at Jesse H. Jones Graduate
School of Business at Rice University
(7/01-7/21); Professor of Finance
at Jesse H. Jones Graduate School
of Business at Rice University
(7/21-present).
None.
John C. Walters
(February 1962)
Trustee July 2019 Retired. Guardian Variable Products Trust
(16 series)
Interested Trustee
David C. Brown*
(May 1972)
Trustee July 2019 Chief Executive Officer and
Chairman (since 2013), the Adviser;
Chief Executive Officer and
Chairman (since 2013), Victory
Capital Holdings, Inc.; Director
(since 2013), Victory Capital
Services, Inc.; Director (since 2019),
Victory Capital Transfer Agency, Inc.
Trustee, Victory Portfolios; Board
Member, Victory Capital Services, Inc.

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
32
(Unaudited)
Officers:
The officers of the Trust are elected by the Board to actively supervise the Trust’s day-to-day operations. The officers of the Trust, their date of birth, the length of time served, and their principal occupations during the past five years are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the
Trust is 15935 La Cantera Parkway, San Antonio, Texas 78256. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.
Name and Date of Birth Position with the Trust
Date Commenced
Service Principal Occupation During Past 5 Years
James K. De Vries
(April 1969)
President March 2018 Head of Fund Administration, the Adviser (5/1/23-present); Vice
President, Victory Capital Transfer Agency, Inc. (4/20/23-present);
Executive Director, the Adviser (7/1/19-4/30/23); Executive
Director, Investment and Financial Administration, USAA (2012-
6/30/19); Treasurer, USAA Mutual Funds Trust (2018-4/30/23).
Mr. De Vries also serves as the Principal Executive Officer for the Funds, Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.
Scott A. Stahorsky
(July 1969)
Vice President July 2019 Director, Third-Party Dealer Services & Reg Administration, Fund
Administration, the Adviser (5/1/23-present); Vice President,
Victory Capital Transfer Agency, Inc. (4/20/23-present); Manager,
Fund Administration, the Adviser (2015-4/30/23). Mr. Stahorsky
also serves as Vice President of Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Thomas Dusenberry
(July 1977)
Secretary June 2022 Director, Fund Administration, the Adviser (5/1/23-present);
Manager, Fund Administration, the Adviser (2022-4/30/23);
Treasurer and Principal Financial Officer (2020-2022), Assistant
Treasurer (2019), Salient MF Trust, Salient Midstream, MLP
Fund, and Forward Funds; Principal Financial Officer (2018-
2021) and Treasurer (2020-2021), Salient Private Access Funds
and Endowment PMF Funds; Senior Vice President of Fund
Accounting and Operations, Salient Partners (2020-2022); Director
of Fund Operations, Salient Partners (2016-2019). Mr. Dusenberry
also serves as Secretary of Victory Portfolios, Victory Portfolios II
and Victory Variable Insurance Funds.
Allan Shaer
(March 1965)
Treasurer July 2019 Senior Vice President, Financial Administration, Citi Fund Services
Ohio, Inc. (since 2016). Mr. Shaer also serves as the Funds’
Principal Financial and Accounting Officer. Mr. Shaer also serves as Treasurer of Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.
Christopher A. Ponte
(March 1984)
Assistant Treasurer May 2023 Director, Fund and Broker Dealer Finance, the Adviser
(5/1/23-present); Manager, Fund Administration, the Adviser
(2017-4/30/23); Chief Financial Officer, Victory Capital Services,
Inc. (since 2018). Mr. Ponte also serves as Assistant Treasurer of Victory Portfolios, Victory Portfolios II and Victory Variable
Insurance Funds.
Carol D. Trevino
(October 1965)
Assistant Treasurer September 2018 Director, Financial Reporting, Fund Administration, the Adviser
(5/1/23-present); Director, Accounting and Finance, the Adviser
(7/1/19-4/30/23); Accounting/Financial Director, USAA (12/13-
6/30/19). Ms. Trevino also serves as Assistant Treasurer Victory
Portfolios, Victory Portfolios II and Victory Variable Insurance
Funds.
Sean Fox
(September 1976)
Chief Compliance Officer June 2022 Senior Compliance Officer, the Adviser (2019-present);
Compliance Officer, the Adviser (2015-2019). Mr. Fox also
serves as Chief Compliance Officer for Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Michael Bryan
(December 1962)
Anti-Money Laundering
Compliance Officer and
Identity Theft Officer
May 2023 Vice President, CCO Compliance Support Services, Citi Fund
Services Ohio, Inc. (2008-present). Mr. Bryan also serves as the
Anti-Money Laundering Compliance Officer and identity Theft
Officer for Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.

Victory Portfolios III
33
(Unaudited)
Supplemental Information — continued
February 29, 2024
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Fund’s Statement of Additional Information on our website or upon request by calling 800-235-8396. The Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and is available on the SEC’s website at sec.gov.
Expense Example
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1,
2023, through February 29, 2024.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
9/1/23
Actual
Ending
Account
Value
2/29/24
Hypothetical
Ending
Account
Value
2/29/24
Actual
Expenses
Paid During
Period
9/1/23 - 2/29/24*
Hypothetical
Expenses
Paid During
Period
9/1/23 - 2/29/24*
Annualized
Expense Ratio
During Period
9/1/23 - 2/29/24
Cornerstone Moderately Aggressive Fund ...... $ 1,000.00 $ 1,073.30 $ 1,020.54 $ 4.48 $ 4.37 0.87%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Portfolios III
34
(Unaudited)
Supplemental Information — continued
February 29, 2024
Additional Federal Income Tax Information
For the fiscal year ended February 29, 2024, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
Dividends qualified for corporate dividends received deductions of 22%.

Victory Portfolios III
35
(Unaudited)
Supplemental Information — continued
February 29, 2024
Considerations of the Board in Continuing the Investment Advisory Agreements
Victory Cornerstone Moderately Aggressive Fund (the “Fund”)
At a meeting of the Board of Trustees (the “Board”) of Victory Portfolios III (the “Trust”) held on December 7-8, 2023, the Board, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the
“Independent Trustees”), approved for an annual period the continuance of the Investment Advisory Agreement (the “Advisory Agreement”)
between the Trust and Victory Capital Management Inc. (the “Adviser”) with respect to the Fund. Prior to the December 7-8, 2023 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 17, 2023.
In advance of the foregoing meetings, the Trustees requested, received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund’s investment performance, expenses, and fees to comparable investment companies; (ii)
information concerning the services rendered to the Fund, as well as information regarding the Adviser’s revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser’s operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees (“Independent Counsel”) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The
Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with
Independent Counsel at which no representatives of management were present.
At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund’s performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser’s profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board’s and its committees’ consideration of the Advisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser in prior years and that the Board’s conclusions may be based, in part, on its consideration of these same arrangements in prior years.
ADVISORY AGREEMENT
After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.
Nature, Extent, and Quality of Services – In considering the nature, extent, and quality of the services provided by the Adviser under the
Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board considered that the Adviser manages the Fund’s assets directly through one or more investment franchises, and in doing so, continuously supervises the investment and reinvestment of cash and securities comprising the Fund’s assets. The Board also considered that the Adviser monitors pertinent economic, statistical, and financial data to determine which issuers and securities to include in the Fund’s portfolio as part of a continuous investment program. The Board also took into account its knowledge of the Adviser’s management and the quality of the performance of the
Adviser’s duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the
Fund, the Adviser and its affiliates provide administrative services, transfer agency services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the
Trust.
The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund’s compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.
The Board considered the Adviser’s management style and the performance of the Adviser’s duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund’s brokerage, including the Adviser’s process for monitoring “best execution,” also was considered. The Adviser’s role in coordinating the activities of the Fund’s other service providers was also considered.
The Board also considered the Adviser’s risk management processes. The Board considered the Adviser’s financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
36
(Unaudited)
Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.
The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the
Adviser’s oversight of the Fund’s day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser’s compliance and administrative staff.
Expenses and Performance – In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund’s advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund’s expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the “expense group”) and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the “expense universe”). Among other data, the Board noted that the Fund’s net management fee rate – which includes advisory and administrative services, as well as any fee waivers and reimbursements – was below the median of its expense group and above the median of its expense universe. The data indicated that the Fund’s total expenses, including after any reimbursements, were equal to the median of its expense group and above the median of its expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above, and noted the high quality of services received by the Fund.
In considering the Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund’s performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund’s average annual total returns relative to its
Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the “performance universe”). The
Fund’s performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/
objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund’s performance was above the average of its performance universe for the three-year period ended June 30, 2023, was below the average of its performance universe for the one-, five- and ten-year periods, and was below its Lipper index for the one-, three-, five- and ten-year periods ended June 30, 2023.
As part of its consideration, the Board factored into its evaluation of the Fund’s expenses and performance, the potential limitations inherent in the methodology used by the independent third party for developing and constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. In this regard, the Board also noted that the methodology may result in the Fund’s being included in one peer group one year and in a different peer group the next, and in similar funds being included in different peer groups. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by the third party provided a useful measure of comparative expenses and performance.
Compensation and Profitability – The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser’s business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the
Adviser waived a portion of its management fees and/or reimbursed certain expenses with respect to the Fund. The Trustees reviewed the profitability of the Adviser’s relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide transfer agency services, shareholder servicing and administrative services to the Fund for which they receive compensation. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.
Economies of Scale – The Board considered whether there should be changes in the management fee rate or structure in order to enable the
Fund to participate in any economies of scale. The Board also considered the fee waiver and expense reimbursement arrangements by the
Adviser. The Board also considered the effect of the Fund’s change in size, if any, on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board also considered the Adviser’s reinvestment in the business in the form of adding to investment capabilities and resources, improvements in technology, and customer service. The Board determined that the current investment management fee structure was reasonable.
Other Benefits – The Board also considered the potential direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. These potential benefits included, among other things, the opportunity to offer additional products and services to the Fund’s shareholders.
Conclusions – The Board reached the following conclusions regarding the Fund’s Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices in view of the Fund’s investment approach and the Adviser is appropriately monitoring the

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
37
(Unaudited)
Fund’s performance; (iv) the Fund’s advisory fees are reasonable in relation to those of similar funds and to the services to be provided by the
Adviser; and (v) the Adviser’s and its affiliates’ level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

Victory Portfolios III
38
(Unaudited)
Supplemental Information — continued
February 29, 2024
Liquidity Risk Management Program:
The Fund has adopted and implemented a written liquidity risk management program (the “LRMP”) as required by Rule 22e-4 under the
Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to
Financial Statements). The Fund’s Board of Trustees approved the appointment of the Fund’s investment adviser, Victory Capital Management
Inc. (“Victory Capital”), as the administrator of the LRMP.
Victory Capital manages liquidity risks associated with the Fund’s investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of the Fund’s investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid, or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Fund’s portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.
At a meeting held on March 15, 2024, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Fund did not experience any significant liquidity challenges during the covered period, and the Fund’s LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure the Fund is able to meet redemption requests without significant dilution to the remaining investors’ interest in the Fund. During the review period, the Fund’s portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that the
Fund reasonably expected to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a highly liquid investment minimum. The Fund’s investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-RN and recommended no material changes to the LRMP.

Victory Portfolios III
39
(Unaudited)
Supplemental Information — continued
February 29, 2024
Privacy Policy
Facts
WHAT DOES VICTORY
DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect, and share depend on the product or service you have with us. This information can include:
■ Social Security number and income.
■ Account balances and account transactions.
■ Data from public sources and third-party data services.
How?
All financial companies need to share customers’ personal information to run their everyday business as permitted by law. For example, we share with print and mail companies that assist us in sending mail. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons Victory chooses to share and whether you can limit this sharing.
Reasons we can share your personal information
Does
Victory
share?
Can you limit
this sharing?
For our everyday business purposes —
such as to process your transactions, maintain your accounts, respond to court orders and legal investigations, or report to credit bureaus
Yes No
For our marketing purposes —
to offer products and services provided by Victory
Yes No
For joint marketing —
sharing with other financial companies to jointly market the other company’s products or services
No
We do not
share
For everyday business purposes of the Victory family of companies —
this can include information about your Victory transactions and experiences
Yes No
For everyday business purposes of the Victory family of companies —
this can include information about your creditworthiness or insurability
No
We do not
share
For non-Victory companies to market to you
No
We do not
share

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
40
(Unaudited)
To limit our
sharing
■ Visit us online: vcm.com/optout
■ Call (877) 660-4400 – our menu will prompt you through your choices.
Please note:
If you are a new customer, we can begin sharing this information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share and protect your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call your account representative or (877) 660-4400 and ask to speak to a representative.
Who we are
Who is providing this notice? Victory Capital Holdings, Inc., and its family of companies, including companies identified with the Victory Capital name as described in the affiliates section below.
What we do
How does Victory protect my
personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Victory collect my
personal information?
We collect your personal information, for example, when you:
■ Open an account or make deposits or withdrawals from your account.
■ Give us your contact or account information.
■ Direct us to buy or sell securities.
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing? Federal law gives you the right to limit only:
■ Sharing among affiliated companies for everyday business purposes information about your creditworthiness and insurability.
■ Affiliates from using your information to market to you.
■ Sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
What happens when I limit
sharing for an account I hold
jointly with someone else?
Your choices will apply to everyone on your account.
Definitions
Victory family of companies
(affiliates)
Companies owned or controlled by Victory Capital Holdings, Inc. They can be financial and nonfinancial companies in the Victory family of companies.
■ The Victory family of companies includes: companies with a Victory Capital name, including without limitation Victory Capital Services, Inc., Victory
Capital Transfer Agency, Inc., Victory Capital Management Inc. and its
subsidiaries, RS Investments (UK) Limited, RS Investments (Hong Kong)
Limited, and RS Investment Management (Singapore) Pte. Ltd., as well as pooled vehicles managed or administered by Victory Capital Management
Inc., from time to time.

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
41
(Unaudited)
Non-Victory companies
(nonaffiliates)
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
■ We only share with non-Victory companies to service transactions you request or as necessary to provide our services.
■ We do not share with non-Victory companies so they can market their products to you.
Joint Marketing A formal agreement between a Victory company and a non-Victory financial company to market the non-Victory company’s products or services to you.
■ We do not share with any non-Victory financial company for joint marketing.
Other important information
For Nevada Residents : Nevada law requires that we tell you about the option to be placed on our internal do-
not-call list. If you’d rather not receive sales calls from us, please call (877) 660-4400 and ask to speak to a representative so we can place you on our do-not-call list.
You may also contact: Bureau of Consumer Protection Office of the Nevada Attorney General, 555 E. Washington
Ave., Ste. 3900, Las Vegas, NV 89101, call 1-702-486-3132 or Email: BCPINFO@ag.state.nv.us.
For Vermont Residents : In accordance with Vermont law, we will not share information we collect about you with companies who are not affiliates, except as permitted by law, such as with your consent or to service your accounts.
We will not share information about your creditworthiness with our affiliates without your authorization or consent, but we may share information about our transactions or experiences with you with our affiliates as permitted by law.
For California Residents : In accordance with California law, we will not share information we collect about you with nonaffiliates, except as allowed by law. For example, we may share information with your consent or to service your accounts. Among our affiliates, we will limit information sharing to the extent required by California law.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
23405-0424

February 29, 2024
Annual Report
Victory Cornerstone Moderately Conservative Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Shareholder Letter (Unaudited) 2
Manager’s Commentary (Unaudited) 4
Investment Overview (Unaudited) 6
Investment Objective and Portfolio Holdings (Unaudited) 7
Schedule of Portfolio Investments 8
Financial Statements
Statement of Assets and Liabilities
12
Statement of Operations
13
Statements of Changes in Net Assets
14
Financial Highlights
15
Notes to Financial Statements 16
Report of Independent Registered Public Accounting Firm 25
Supplemental Information (Unaudited)
Trustee and Officer Information
26
Proxy Voting and Portfolio Holdings Information
29
Expense Example
29
Additional Federal Income Tax Information
30
Advisory Contract Approval
31
Liquidity Risk Management Program
34
Privacy Policy
35

2
Victory Funds Letter to Shareholders
(Unaudited)
Dear Shareholder,
The past year provided us with a stark reminder of just how quickly the investing environment and sentiment can shift. Fortunately, this time the change was for the better.
While 2022 was marred by stomach-churning volatility and steep drawdowns in both equities and bonds, it was a different story in our most recent annual reporting period ending February 29, 2024. Despite the ongoing challenges and uncertainties, investors benefited from a rebound in both stock and bond markets.
Looking back, it wasn’t clear sailing the entire year, and there were plenty of twists and turns along the way. An early-year relief rally was a welcome respite for investors, with some of the most beaten down growth-oriented sectors leading the market higher. However, the rebound was threatened in March due to some unusual turmoil within the banking sector, which resulted in the collapse of a few large regional banks. This turmoil sparked fears of a liquidity crunch and a wider banking contagion, and volatility increased while equities retreated. Fortunately, the U.S. Federal Reserve (the “Fed”) took quick action to restore confidence in the banking system. It also helped that the Fed finally paused its long series of aggressive rate hikes as inflation data finally began to cool.
Financial markets resumed their rally in the spring and early summer, but as we moved into the fall, markets reversed yet again.
Investors began wondering if the Fed would be able to remove all the excess liquidity that had been used to support the economy during the pandemic without causing a recession. Ironically, good news on the economy had become bad news on the interest-
rate outlook.
As we moved deeper into the third quarter of 2023, markets struggled with the renewed notion that interest rates would remain
“higher-for-longer,” which seemingly had become the Fed’s new mantra. Yields moved higher (peaking for the year), and equities sold off as many pundits were predicting an imminent recession.
However, as we approached year-end and eased into a new year, yields declined and equities moved sharply higher. Although it wasn’t a straight line by any means, in our view, the past 12 months have been a near-best-case scenario after the tumult of the prior year. The economy proved resilient, corporate earnings continued to meet or exceed expectations, labor markets eased, and key measures of inflation moderated. Financial markets even began pricing in a series of rate cuts for 2024, though whether this comes to fruition will be data-dependent in the months ahead.
In terms of the numbers, the S&P 500
®
Index, the bell-weather proxy for our domestic stock market, delivered an impressive total return of 30.45% for our annual reporting period. Bonds also rebounded from a dreadful prior year. The Bloomberg U.S.
Aggregate Bond Index—a proxy for a diversified fixed income portfolio and one that many investors and institutions follow closely—delivered a total return of 3.33% for the 12-month reporting period.
Although the past year was constructive for investors, it’s important to remember that it was a winding road replete with many challenges. As we have championed before, it’s vital to remain calm in the face of adversity, but it’s equally important to resist unbridled optimism when markets rally strongly. We think the best approach is to stay even keeled and unemotional, and that you should understand your own risk tolerance, maintain a well-diversified portfolio across asset classes and investment types, and make a long-term plan and stick to it. We still believe that’s the best formula for success.

3
On the following pages you will find information relating to your Victory Mutual Fund. If you have any questions, we encourage you to contact our Investment Specialist. Call 800-235-8396, or visit our website at vcm.com.
From all of us here at Victory Capital, thank you for letting us help you work toward your investment goals.
James De Vries
President,
Victory Funds

4
Victory Cornerstone Moderately Conservative Fund
Manager’s Commentary
(Unaudited)
What were the market conditions during the reporting period?
In the second quarter of 2023, equities continued to rally. Many of the market leaders and underlying investing themes remained in place. The tech sector and other growth-oriented stocks—especially large-cap tech—moved sharply higher. Value-oriented equities also enjoyed positive results, though their gains were much more subdued during the second quarter and the first half of the year by comparison. Investors cheered the notion that the U.S. Federal Reserve (the “Fed”) would finally pause its long streak of consecutive rate hikes. After raising the federal funds rate by yet another 25 basis points (a basis point is 1/100th of a percentage point) in May 2023, the Fed took a breather, thanks largely to signs that inflation was cooling. All this fueled stocks, especially growth-oriented stocks that tend to struggle in an environment of rising interest rates (and higher capital costs). Strong labor markets and resilient consumer spending—both of which continued to surprise economists during the second quarter—also pushed stocks higher while diminishing any near-term talk of recession.
The strong equity market rally enjoyed during the first half of the year did not continue in the third quarter. Although the quarter began on a strong note with many companies exceeding earnings expectations and most sectors moving higher in July, the momentum reversed as summer progressed. Was this simply the market taking a breather after a strong run? There were several factors that conspired to undermine the rally and investor sentiment. Many investors became concerned that continued strong labor markets—normally a good thing for the economy—would keep wages (and by extension inflation) elevated. The Fed certainly noticed the labor data and pledged to remain vigilant in the inflation fight. As the third quarter progressed, the market struggled with the renewed notion that interest rates would remain “higher-for-longer,” which seemingly became the Fed’s new mantra.
After a rocky start to the fourth quarter, financial markets found their footing and coasted into year-end in what could only be described as a festive mood. October was a difficult month with both stock and bond markets facing severe headwinds. Chief among these was the notion that the Fed was not yet finished with its aggressive rate-hike campaign. Bond prices were under pressure as the 10-year Treasury yield climbed and hovered around 5%, its highest level of the year. More importantly, this was widely interpreted as a warning sign for future economic growth. In fact, many pundits were expecting an imminent recession, and stocks declined early in the quarter to reflect that possibility. Fortunately, it was a false alarm and sentiment flipped as we approached year-end. Economic growth proved resilient, corporate earnings continued to meet or exceed expectations, labor markets eased, and key measures of inflation moderated. Taming inflation has been the Fed’s primary focus, and although it remained above the stated 2% target late in the year, it was trending in the right direction and far below peak levels. This gave the
Fed the leeway to back off—and likely end—the historic rate-hike campaign.
As we moved into January of 2024, a concentrated rally led by mega-cap tech names once again led the market. In February, the major U.S. equity indices concluded the month with gains. The notable development in February revolved around the change in market anticipation regarding the timing of the first interest rate reduction. Although rate cuts are still expected to occur, most anticipate they will now come later in the year.
How did the Victory Cornerstone Moderately Conservative Fund (the “Fund”) perform during the reporting period?
For the reporting period ended February 29, 2024, the Fund had a total return (at net asset value) of 7.57%. This compares to returns of 4.06% for the Bloomberg U.S. Universal Index, and 10.69% for the Cornerstone Moderately Conservative Composite
Index.
What strategies did you employ during the reporting period?
The Fund had a positive total return over the reporting period, as global financial markets recovered. Inflation concerns moderated and focus shifted to the possibility of global interest rates peaking which provided relief to investors. The Fund underperformed the Cornerstone Moderately Conservative Composite Index.
Overall, the Fund benefited from an overweight to equities as the asset class significantly outperformed fixed income over the period. The Fund’s tilt to the value style over growth, and to higher-quality stocks over their lower-quality counterparts had mixed results. As investors gravitated back to mega cap growth stocks, the Fund had negative security selection in U.S. large cap equities but positive security selection in emerging market equities. Over the period, the Fund maintained an allocation to short term corporate bonds and an overall shorter duration, which contributed positively as investors weighed if the Fed would cut interest rates. The Fund’s core fixed income holdings outperformed due to positive security selection in asset backed securities

5
Victory Cornerstone Moderately Conservative Fund
Manager’s Commentary (continued)
(Unaudited)
and investment grade corporate bonds. On the other hand, tactical positions in international equities — such as the U.K and
Switzerland— dampened results.
The Fund had a small allocation to derivatives during the reporting period that did not have a material impact on performance.
Our approach is to hold a core, diversified portfolio, while accounting for both current risks and longer-term opportunities. We stay focused on fundamentals, valuations, and diversification. We believe this approach is prudent for long-term investors and is particularly important now given the elevated uncertainty in the outlook for the economy and markets.
Thank you for allowing us to assist you with your investment needs.

6
Victory Cornerstone Moderately Conservative Fund
Investment Overview
(Unaudited)
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
Victory Cornerstone Moderately Conservative Fund — Growth of $10,000
1
The unmanaged Bloomberg U.S. Universal Index is an index that represents the union of the U.S. Aggregate Index, U.S. Corporate High-Yield,
Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers
USD denominated, taxable bonds that are rated either investment-grade or below investment-grade. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
2
The Cornerstone Moderately Conservative Composite Index is a combination of unmanaged indexes representing the Fund’s model allocation, and consists of the MSCI USA Investable Market Index (IMI) Gross (23%), the MSCI ACWI ex USA IMI Net (15%), the Bloomberg U.S. Universal Index
(58%), the Bloomberg Commodity Index Total Return (1%), the MSCI U.S. Real Estate Investment Trust (REIT) Index Gross (1%), and the Bloomberg
U.S. Treasury - Bills (1-3M) (2%). This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the
Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended February 29, 2024
Fund
Shares
INCEPTION DATE 6/8/12
Net Asset
Value
Bloomberg U.S.
Universal Index
1
Cornerstone
Moderately
Conservative
Composite
Index
2
One Year 7.57% 4.06% 10.69%
Five Year 3.66% 0.85% 4.92%
Ten Year 3.21% 1.73% 4.65%

7
Victory Portfolios III
Victory Cornerstone Moderately Conservative Fund
February 29, 2024
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks current income with a secondary focus on capital appreciation.
Top 10 Holdings*:
February 29, 2024
(% of Net Assets)
Asset Allocation*:
February 29, 2024
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
VictoryShares Core Intermediate Bond ETF
29.6%
VictoryShares Core Plus Intermediate Bond ETF
8.1%
Schwab Fundamental International Large Co. Index ETF
4.5%
Vanguard FTSE Developed Markets ETF
2.6%
Schwab Fundamental Emerging Markets Large Co. Index ETF
2.6%
VictoryShares Short-Term Bond ETF
2.3%
iShares MSCI Japan ETF
2.3%
iShares iBoxx $ High Yield Corporate Bond ETF
2.1%
Vanguard Mortgage-Backed Securities ETF
2.1%
Vanguard S&P 500 ETF
2.0%

Schedule of Portfolio Investments
February 29, 2024
Victory Portfolios III
Victory Cornerstone Moderately Conservative Fund
8
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (15.3%)
Communication Services (0.8%):
AT&T, Inc. ........................................................... 23,460 $ 397
Comcast Corp. , Class A .................................................. 9,289 398
The Interpublic Group of Cos., Inc. .......................................... 5,398 170
Verizon Communications, Inc. .............................................. 12,552 502
1,467
Consumer Discretionary (1.3%):
Best Buy Co., Inc. ...................................................... 2,401 194
eBay, Inc. ............................................................ 5,390 255
Lennar Corp. , Class A .................................................... 3,483 552
Lowe's Cos., Inc. ....................................................... 2,414 581
PulteGroup, Inc. ........................................................ 3,053 331
The Home Depot, Inc. ................................................... 792 301
Whirlpool Corp. ........................................................ 688 74
2,288
Consumer Staples (1.2%):
Altria Group, Inc. ....................................................... 13,369 547
Colgate-Palmolive Co. ................................................... 1,789 155
General Mills, Inc. ...................................................... 3,665 235
Kimberly-Clark Corp. .................................................... 3,773 457
Philip Morris International, Inc. ............................................. 6,447 580
Target Corp. .......................................................... 1,464 224
2,198
Energy (0.4%):
Devon Energy Corp. ..................................................... 4,150 183
EOG Resources, Inc. .................................................... 872 100
Exxon Mobil Corp. ..................................................... 2,621 274
ONEOK, Inc. .......................................................... 1,506 113
Valero Energy Corp. ..................................................... 825 117
787
Financials (1.8%):
American Express Co. ................................................... 2,901 637
Ameriprise Financial, Inc. ................................................. 1,061 432
Cincinnati Financial Corp. ................................................ 1,244 142
Discover Financial Services ............................................... 2,620 316
Everest Group Ltd. ...................................................... 397 147
JPMorgan Chase & Co. .................................................. 4,322 804
Regions Financial Corp. .................................................. 11,183 208
T. Rowe Price Group, Inc. ................................................. 2,800 317
Visa, Inc. , Class A ...................................................... 717 203
3,206
Health Care (2.3%):
Abbott Laboratories ..................................................... 2,352 279
AbbVie, Inc. .......................................................... 2,731 481
Bristol-Myers Squibb Co. ................................................. 9,396 477
CVS Health Corp. ...................................................... 4,657 346
Elevance Health, Inc. .................................................... 594 298
Gilead Sciences, Inc. .................................................... 5,323 384
Humana, Inc. .......................................................... 304 106
Medtronic PLC ........................................................ 4,060 338
Merck & Co., Inc. ...................................................... 3,429 436
Pfizer, Inc. ............................................................ 16,227 431
The Cigna Group ....................................................... 713 240
UnitedHealth Group, Inc. ................................................. 674 333
4,149
Industrials (1.2%):
3M Co. .............................................................. 3,684 339

Victory Portfolios III
Victory Cornerstone Moderately Conservative Fund
9
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Automatic Data Processing, Inc. ............................................ 1,514 $ 380
Fastenal Co. ........................................................... 2,368 173
Lockheed Martin Corp. ................................................... 514 220
Paychex, Inc. .......................................................... 4,336 532
Robert Half, Inc. ....................................................... 1,292 104
United Parcel Service, Inc. , Class B .......................................... 2,826 419
2,167
Information Technology (5.5%):
Accenture PLC , Class A .................................................. 1,734 650
Apple, Inc. ........................................................... 12,592 2,276
Applied Materials, Inc. ................................................... 1,852 373
Broadcom, Inc. ........................................................ 577 750
Cisco Systems, Inc. ..................................................... 11,582 560
Cognizant Technology Solutions Corp. , Class A ................................. 3,261 258
HP, Inc. .............................................................. 2,703 77
KLA Corp. ........................................................... 441 301
Lam Research Corp. ..................................................... 357 335
Microchip Technology, Inc. ................................................ 2,903 244
Microsoft Corp. ........................................................ 6,362 2,632
Monolithic Power Systems, Inc. ............................................ 172 124
NetApp, Inc. .......................................................... 2,951 263
NXP Semiconductors NV ................................................. 1,084 271
QUALCOMM, Inc. ..................................................... 3,105 490
Skyworks Solutions, Inc. ................................................. 2,226 233
Texas Instruments, Inc. ................................................... 832 139
9,976
Materials (0.2%):
LyondellBasell Industries NV , Class A ........................................ 3,623 363
Real Estate (0.3%):
American Tower Corp. ................................................... 524 104
Crown Castle, Inc. ...................................................... 1,227 135
Equinix, Inc. .......................................................... 168 149
Prologis, Inc. .......................................................... 1,571 210
598
Utilities (0.3%):
Edison International ..................................................... 5,100 347
Evergy, Inc. ........................................................... 2,851 141
488
Total Common Stocks (Cost $22,929)
a
a
a
27,687
Principal Amount
(000)
U.S. Treasury Obligations (0.8%)
U.S. Treasury Notes , 3 .88% , 3/31/25 (a) ....................................... $ 1,494 1,476
Total U.S. Treasury Obligations (Cost $1,497)
a
a
a
1,476
Shares
Exchange-Traded Funds (43.0%)
Invesco DB Commodity Index Tracking Fund .................................. 22,900 504
Invesco FTSE RAFI Developed Markets ex-US ETF ............................. 35,176 1,684
Invesco FTSE RAFI Emerging Markets ETF (b) ................................. 86,305 1,650
iShares 0-5 Year TIPS Bond ETF ............................................ 14,075 1,392
iShares 1-3 Year Treasury Bond ETF ......................................... 35,334 2,888
iShares 20+ Year Treasury Bond ETF ......................................... 29,830 2,809
iShares 7-10 Year Treasury Bond ETF ........................................ 20,619 1,943
iShares Core MSCI Emerging Markets ETF .................................... 17,432 878
iShares Core S&P 500 ETF ................................................ 3,894 1,988

Victory Portfolios III
Victory Cornerstone Moderately Conservative Fund
10
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
iShares Core S&P Small-Cap ETF ........................................... 24,672 $ 2,649
iShares Core U.S. Aggregate Bond ETF ....................................... 33,816 3,292
iShares iBoxx $ High Yield Corporate Bond ETF (b) .............................. 49,698 3,843
iShares iBoxx $ Investment Grade Corporate Bond ETF (b) ......................... 19,319 2,080
iShares J.P. Morgan USD Emerging Markets Bond ETF ........................... 6,576 581
iShares MSCI Canada ETF ................................................ 36,370 1,337
iShares MSCI International Momentum Factor ETF .............................. 71,831 2,676
iShares MSCI International Quality Factor ETF ................................. 81,444 3,150
iShares MSCI Japan ETF ................................................. 59,285 4,098
iShares Russell 2000 ETF ................................................. 2,628 535
Schwab Fundamental Emerging Markets Large Co. Index ETF ...................... 170,705 4,619
Schwab Fundamental International Large Co. Index ETF ........................... 237,343 8,101
Schwab Fundamental International Small Co. Index ETF ........................... 50,100 1,722
SPDR Gold Shares (b) (c) .................................................. 2,632 498
SPDR S&P Emerging Markets SmallCap ETF .................................. 7,496 420
Vanguard FTSE All-World ex-U.S. ETF ....................................... 15,289 871
Vanguard FTSE Developed Markets ETF ...................................... 96,616 4,703
Vanguard FTSE Europe ETF ............................................... 24,277 1,583
Vanguard Mortgage-Backed Securities ETF .................................... 83,931 3,805
Vanguard Real Estate ETF ................................................ 7,052 603
Vanguard S&P 500 ETF .................................................. 7,776 3,631
Vanguard Short-Term Corporate Bond ETF .................................... 18,748 1,444
Vanguard Small-Cap Value ETF ............................................ 8,408 1,535
Vanguard Total Stock Market ETF ........................................... 5,281 1,334
Wisdom Tree Trust - WisdomTree Emerging Markets SmallCap Dividend Fund .......... 5,259 261
Xtrackers USD High Yield Corporate Bond ETF ................................. 74,422 2,642
Total Exchange-Traded Funds (Cost $70,133)
a
a
a
77,749
Affiliated Exchange-Traded Funds (40.3%)
VictoryShares Core Intermediate Bond ETF .................................... 1,160,573 53,525
VictoryShares Core Plus Intermediate Bond ETF ................................ 686,365 14,702
VictoryShares Emerging Markets Value Momentum ETF .......................... 9,770 443
VictoryShares Short-Term Bond ETF ......................................... 82,859 4,114
Total Affiliated Exchange-Traded Funds (Cost $82,972)
a
a
a
72,784
Collateral for Securities Loaned (3.6%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .22% (d) ........ 1,638,423 1,638
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .24% (d) ............ 1,638,423 1,638
Invesco Government & Agency Portfolio, Institutional Shares , 5 .25% (d) ............... 1,638,423 1,639
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .22% (d) . 1,638,423 1,639
Total Collateral for Securities Loaned (Cost $6,554)
a
a
a
6,554
Total Investments (Cost $184,085) — 103.0% 186,250
Liabilities in excess of other assets — (3.0)% (5,421)
NET ASSETS - 100.00% $ 180,829
At February 29, 2024, the Fund's investments in foreign securities were 21.3% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security has been segregated as collateral for derivative instruments.
(b) All or a portion of this security is on loan.
(c) Non-income producing security.
(d) Rate disclosed is the daily yield on February 29, 2024.
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Victory Portfolios III
Victory Cornerstone Moderately Conservative Fund
11
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Euro Stoxx 50 Futures ............... 49 3/15/24 $ 2,425,676 $ 2,591,573 $ 165,897
FTSE 100 Index Futures .............. 22 3/15/24 2,103,677 2,117,590 13,913
$ 179,810
Futures Contracts Sold
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
ASX SPI 200 Index Futures ........... 14 3/21/24 $ 1,687,750 $ 1,742,108 $ (54,358)
E-Mini Russell 2000 Index Futures ...... 7 3/15/24 717,209 720,055 (2,846)
E-Mini S&P 500 Futures .............. 6 3/15/24 1,527,201 1,531,125 (3,924)
Hang Seng Index Futures ............. 7 3/27/24 745,740 735,468 10,272
S&P/Toronto Stock Exchange 60 Index
Futures .......................... 14 3/14/24 2,632,898 2,662,992 (30,094)
$ (80,950)
Total unrealized appreciation $ 190,081
Total unrealized depreciation (91,222)
Total net unrealized appreciation (depreciation) $ 98,859

Statement of Assets and Liabilities
February 29, 2024
12
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
Victory
Cornerstone
Moderately
Conservative Fund
Assets:
Affiliated investments, at value (Cost $82,972) $ 72,784
Unaffiliated investments, at value (Cost $101,113) 113,466 (a)
Cash 1,077
Deposit with broker for futures contracts 882
Receivables:
Interest and dividends 73
Capital shares issued 34
Investments sold 3,494
From Adviser for ETF reimbursements 56
Variation margin on open futures contracts 8
Prepaid expenses 5
Total Assets 191,879
Liabilities:
Payables:
Collateral received on loaned securities 6,554
Collateral received from broker for futures contracts 666
Investments purchased 3,482
Capital shares redeemed 117
Variation margin on open futures contracts 34
Accrued expenses and other payables:
Investment advisory fees 74
Administration fees 21
Custodian fees 3
Transfer agent fees 50
Compliance fees — (b)
Trustees' fees — (b)
Other accrued expenses 49
Total Liabilities 11,050
Commitments and contingencies (Note 4 )
Net Assets:
Capital 184,354
Total accumulated earnings/(loss) (3,525)
Net Assets $ 180,829
Shares (unlimited number of shares authorized with no par value): 17,029
Net asset value, offering and redemption price per share:(c) $ 10 .62
(a) Includes $6,431 thousand of securities on loan.
(b) Rounds to less than $1 thousand.
(c) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Year Ended February 29, 2024
13
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory
Cornerstone
Moderately
Conservative Fund
Investment Income:
Dividends from affiliated investments $ 2,732
Dividends from unaffiliated investments 3,174
Interest from unaffiliated investments 94
Securities lending (net of fees) 25
Foreign tax withholding — (a)
Total Income 6,025
Expenses:
Investment advisory fees 912
Administration fees 274
Sub-Administration fees 58
Custodian fees 16
Transfer agent fees 422
Trustees' fees 47
Compliance fees 2
Legal and audit fees 63
State registration and filing fees 22
Interfund lending fees — (a)
Other expenses 36
Recoupment of prior expenses waived/reimbursed by Adviser 33
Total Expenses 1,885
Expenses waived/reimbursed by Adviser (247)
Net Expenses 1,638
Net Investment Income (Loss) 4,387
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from affiliated investment securities (553)
Net realized gains (losses) from unaffiliated investment securities and foreign currency transactions 247
Net realized gains (losses) from futures contracts (641)
Net change in unrealized appreciation/depreciation on affiliated investment securities 1,178
Net change in unrealized appreciation/depreciation on unaffiliated investment securities and foreign currency translations 8,575
Net change in unrealized appreciation/depreciation on futures contracts (56)
Net realized/unrealized gains (losses) on investments 8,750
Change in net assets resulting from operations $ 13,137
(a) Rounds to less than $1 thousand.

14
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Cornerstone Moderately Conservative
Fund
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 4,387 $ 2,977 $ 2,669
Net realized gains (losses) (947) (4,858) 14,303
Net change in unrealized appreciation/depreciation 9,697 (4,749) (29,807)
Change in net assets resulting from operations 13,137 (6,630) (12,835)
Change in net assets resulting from distributions to shareholders (4,526) (12,852) (14,110)
Change in net assets resulting from capital transactions (12,506) 3,862 5,397
Change in net assets (3,895) (15,620) (21,548)
Net Assets:
Beginning of period 184,724 200,344 221,892
End of period $ 180,829 $ 184,724 $ 200,344
Capital Transactions:
Proceeds from shares issued $ 12,185 $ 10,924 $ 24,022
Distributions reinvested 4,498 12,790 14,047
Cost of shares redeemed (29,189) (19,852) (32,672)
Change in net assets resulting from capital transactions $ (12,506) $ 3,862 $ 5,397
Share Transactions:
Issued 1,186 1,045 1,948
Reinvested 437 1,252 1,142
Redeemed (2,847) (1,891) (2,665)
Change in Shares (1,224) 406 425
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
15
See notes to financial statements.
Victory Cornerstone Moderately Conservative Fund
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Year
Ended
May 31, 2019
Net Asset Value, Beginning of Period $10.12 $11.23 $12.74 $11.14 $10.94 $11.29
Investment Activities:
Net investment income (loss) 0.25(b) 0.17(b) 0.15(b) 0.16(b) 0.23(b) 0.24
Net realized and unrealized gains (losses) 0.51 (0.54) (0.85) 1.64 0.22 (0.14)
Total from Investment Activities 0.76 (0.37) (0.70) 1.80 0.45 0.10
Distributions to Shareholders from:
Net investment income (0.26) (0.13) (0.17) (0.17) (0.23) (0.24)
Net realized gains — (0.61) (0.64) (0.03) (0.02) (0.21)
Total Distributions (0.26) (0.74) (0.81) (0.20) (0.25) (0.45)
Net Asset Value, End of Period $10.62 $10.12 $11.23 $12.74 $11.14 $10.94
Total Return(c)(d) 7.57% (3.31)% (5.95)% 16.30% 4.09% 0.99%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 0.90% 0.90% 0.90% 0.90% 0.90% 0.90%
Net Investment Income (Loss)(e) 2.41% 2.13% 1.23% 1.35% 2.05% 2.22%
Gross Expenses(e)(g) 1.04% 1.05% 1.00% 1.02% 1.02% 1.08%
Supplemental Data:
Net Assets at end of period (000's) $180,829 $184,724 $200,344 $221,892 $220,787 $226,484
Portfolio Turnover(c) 51% 43% 61% 52% 84% 77%(h)
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.
(g) Does not include acquired fund fees and expenses, if any.
(h) Reflects increased usage of quantitative investment strategies.

Notes to Financial Statements
February 29, 2024
Victory Portfolios III
16
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following Fund (the "Fund"):
The Fund is classified as diversified under the 1940 Act. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory
Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the "Board"),  has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a
Fund (Legal Name) Fund (Short Name)
Victory Cornerstone Moderately Conservative Fund Cornerstone Moderately Conservative Fund

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
17
security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of February 29, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of February 29, 2024, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassed to realized gains or return of capital as estimated by the Fund based on calendar year-end information as it becomes known or available.
Investment Companies:
Exchange-Traded Funds:
The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Futures Contracts:
The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities
Level 1 Level 2 Level 3 Total
Cornerstone Moderately Conservative Fund
Common Stocks ............................................... $ 27,687 $ — $ — $ 27,687
U.S. Treasury Obligations ........................................ — 1,476 — 1,476
Exchange-Traded Funds ......................................... 77,749 — — 77,749
Affiliated Exchange-Traded Funds .................................. 72,784 — — 72,784
Collateral for Securities Loaned ................................... 6,554 — — 6,554
Total ....................................................... $ 184,774 $ 1,476 $ — $ 186,250
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 190 — — 190
Liabilities:
Futures Contracts .............................................. (91) — — (91)
Total ....................................................... $ 99 $ — $ — $ 99
* Futures Contracts are valued at the unrealized appreciation (depreciation) on the investment.

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
18
with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and
Liabilities under Deposit with broker for futures contracts and Collateral received from broker for futures contracts.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Fund is not subject to master netting agreements for futures contracts. During the year ended February 29, 2024, the Fund entered into futures contracts primarily for the strategy of gaining exposure to a particular asset class or securities market.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of February 29, 2024 (amounts in thousands):
The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended
February 29, 2024 (amounts in thousands):
All open derivative positions at year end are reflected on the Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund’s net assets at year end is generally representative of the notional amount of open positions to net assets throughout the year.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral
Assets Liabilities
Variation
Margin
Receivable on
Open Futures
Contracts*
Variation
Margin Payable
on Open Futures
Contracts*
Equity Risk Exposure: 190,000 (91,000)
Cornerstone Moderately Conservative Fund ................................................... $ 190 $ 91
* Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statement of Assets and Liabilities.
Net Realized Gains
(Losses) from
Futures Contracts
Net Change
in Unrealized
Appreciation/
Depreciation on
Futures Contracts
Equity Risk Exposure: (641,000) (56,000)
Cornerstone Moderately Conservative Fund ............................................... $ (641) $ (56)

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
19
is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table (amounts in thousands) is a summary of the Fund’s securities lending transactions as of February 29, 2024.
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on unaffiliated investment securities and foreign currency translations on the Statement of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from unaffiliated investment securities and foreign currency transactions on the Statement of Operations.
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28 or February 29 for leap years.
For the year ended February 29, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Cornerstone Moderately Conservative Fund .............................. $ 6,431 $ — $ 6,554

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
20
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended February 29, 2024, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.50% of the Fund’s average daily net assets. Amounts incurred and paid to VCM for the year ended February 29, 2024, are reflected on the Statement of Operations as Investment advisory fees.
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the year ended February
29, 2024, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement,
VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, which is based on the Fund's average daily net assets. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as
Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as Sub-Administration
fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the year ended
February 29, 2024, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2024. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year
Excluding U.S. Government
Securities U.S. Government Securities
Purchases Sales Purchases Sales
Cornerstone Moderately Conservative Fund ............................. $ 90,157 $ 100,825 $ 1,499 $ 3,794

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
21
exceed the expense limit of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limit. As of February 29, 2024, the expense limit (excluding voluntary waivers) was:
In addition, the Fund invests in affiliated VCM exchange-traded fund(s) (“affiliated ETFs”). The Fund’s advisory fee is reimbursed by VCM that to the extent of the indirect advisory fee incurred through the Fund’s proportional investment in the affiliated ETFs. These affiliated
ETF advisory fee reimbursements are not available for recoupment. For the year ended February 29, 2024, the Fund incurred reimbursable expenses of $247 thousand, of which $228 thousand consisted of affiliated ETF advisory fees for reimbursement and is reflected on the
Statement of Operations as Expenses waived/reimbursed by Adviser.  As of February 29, 2024, the Fund has a receivable related to affiliated
ETF reimbursable expenses from the Adviser for $56 thousand, pursuant to the Fund’s expense limitation agreement and is reflected on the
Statement of Assets and Liabilities as Receivable from Adviser for ETF reimbursements.
Under the terms of the expense limitation agreement, as amended June 22, 2023, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limit in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at February 29, 2024. For the year ended February 29, 2024, recoupment in the amount of $33 thousand was paid to the Adviser.
As of February 29, 2024, the following amounts are available to be repaid to the Adviser (amounts in thousands):
* Amount expired March 31, 2024.
** Amount expires by March 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended February 29, 2024.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Tactical Allocation Risk — The Fund has a targeted risk tolerance and a corresponding asset allocation target; however, mere asset allocation and volatility are not the sole determination of risk. The Fund’s managers will tactically allocate away from the target allocation as market conditions and the perceived risks warrant. The Fund bears the risk that the managers’ tactical allocation will not be successful.
Affiliated Funds Risk — The risks of the Fund directly correspond to the risks of the underlying affiliated funds in which the Fund invests. By investing in the underlying affiliated funds, the Fund has exposure to the risk of many different areas of the market. The degree to which the risks described below apply to the Fund varies according to the Fund’s asset allocation. For instance, the more the Fund is allocated to stock funds, the greater the risk associated with equity securities. The Fund also is subject to asset allocation risk (i.e., the risk that allocations will not produce the intended results) and to management risk (i.e., the risk that the selection of underlying affiliated funds will not produce the intended results).
Conflict of Interest Risk — In managing a Fund that invests in underlying affiliated funds, the Adviser may have conflicts of interest in allocating the Fund’s assets among the various underlying affiliated funds. This is because the fees payable by some of the underlying affiliated funds to the Adviser and/or its affiliates are higher than the fees payable by other underlying affiliated funds, and because the Adviser also manages and administers the underlying affiliated funds.
Debt Securities Risk  — The value of a debt security or other income-producing security changes in response to various factors including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer's ability to timely meet its debt obligations as they come due.
In effect until June 30, 2024
Cornerstone Moderately Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.90%
Expires
2024*
Expires
2025**
Expires
2026
Expires
2027 Total
Cornerstone Moderately Conservative Fund ...................... $ 26 $ 47 $ 35 $ 19 $ 127

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
22
Credit Risk — The fixed-income securities in the Fund’s portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-
income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.  Fixed-income securities rated below investment grade, also known as “junk” or high-yield bonds, generally entail greater economic, credit, and liquidity risk than investment-grade securities. Their prices may be more volatile, especially during economic downturns, financial setbacks, or liquidity events.
ETF Risk — The Fund may invest in shares of ETFs, which generally are registered investment companies that hold a portfolio of common stocks or debt securities, the shares of which are traded on an exchange. ETFs incur their own management and other fees and expenses, such as trustees’ fees, operating expenses, registration fees, and marketing expenses, a proportionate share of which will be borne indirectly by the
Fund as a shareholder in an ETF. As a result, the Fund’s investment in an ETF will cause the Fund to indirectly bear the fees and expenses of the ETF and, in turn, the Fund’s performance may be lower than if the Fund were to invest directly in the underlying securities held by the
ETF. For investments in affiliated ETFs, the Fund’s management fee is reimbursed by the Adviser to the extent of the indirect management fee incurred through the Fund’s investment in the affiliated ETFs. The Adviser may have conflicts of interest in allocating assets among affiliated and unaffiliated ETFs, because the Adviser also manages and administers the affiliated ETFs, and the Adviser and its affiliates receive other fees from the affiliated ETFs. In addition, the Fund also will be subject to the risks associated with the securities or other investments held by the ETFs.
Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Derivatives Risk — The Fund may invest in futures, options, and other types of derivatives. Risks associated with derivatives include the risk that the derivative is not well-correlated with the security, index, ETFs, or currency to which it relates; the risk that the use of derivatives may not have the  intended effects and may result in losses, underperformance, or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the Fund to the effects of leverage, which could increase the
Fund’s market exposure, magnify investment risks and losses, and cause losses to be realized more quickly. There is no guarantee that derivative techniques will be employed or that they will work as intended, and their use could lower returns or even result in losses to the Fund. In addition, proposed and current regulations may limit the Fund’s ability to invest in derivatives.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended February 29, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 26, 2024, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the year ended February 29, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
23
The average borrowing or lending for the days outstanding and average interest rate for the Fund during the year ended February 29, 2024, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the year ended February 29, 2024.
7. Federal Income Tax Information:
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of February 29, 2024, on the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were as follows (amounts in thousands):
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
* Effective February 28, 2023, the Fund's fiscal year end changed from May 31 to February 28.
As of February 29, 2024, the components of accumulated earnings/(loss) on a tax basis were as follows (amounts in thousands):
Borrower or
Lender
Amount
Outstanding at
February 29, 2024
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Cornerstone Moderately Conservative Fund ............. Borrower $ — $ 711 5.85% $ 711
Total
Accumulated
Earnings/
(Loss) Capital
Cornerstone Moderately Conservative Fund ........................................................ $ 1 $ (1)
Year Ended February 29, 2024
Distributions Paid
From:
Ordinary
Income
Total
Distributions
Paid
Cornerstone Moderately Conservative Fund ..................................................... $ 4,526 $ 4,526
Nine Months Ended February 28, 2023*
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Cornerstone Moderately Conservative Fund ....................................... $ 3,133 $ 9,719 $ 12,852
Year Ended May 31, 2022
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Cornerstone Moderately Conservative Fund ....................................... $ 6,440 $ 7,670 $ 14,110
Undistributed
Ordinary
Income
Other
Earnings
(Loss)
Accumulated
Earnings
(Loss)
Accumulated
Capital and
Other Losses
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings
(Loss)
Cornerstone Moderately Conservative Fund .... $ 633 $ (125) $ 508 $ (5,811) $ 1,778 $ (3,525)

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
24
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales, partnership adjustments, REIT adjustments, and derivatives.
As of February 29, 2024, the Fund had net capital loss carryforwards as shown in the table below (amounts in thousands). It is unlikely that the
Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
As of February 29, 2024, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
8. Affiliated Securities:
An affiliated security is a security in which the Fund has ownership of at least 5% of the security’s outstanding voting shares, an investment company managed by VCM, or an issuer under common control with the Fund or VCM. The Fund does not invest in affiliated securities for the purpose of exercising management or control. These securities are noted as affiliated on the Fund’s Schedule of Portfolio Investments. The
financial statements of the underlying funds can be found in shareholder reports filed with the SEC by each such underlying fund semi-annually on Form N-CSR and are available for download from both the SEC’s as well as each respective underlying fund’s website. Transactions in affiliated securities during the year ended February 29, 2024, were as follows (amounts in thousands):
9. New Regulatory Pronouncement:
In October 2022, the SEC adopted the Tailored Shareholder Reports Rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
Short-Term
Amount
Long-Term
Amount Total
Cornerstone Moderately Conservative Fund ................................... $ (2,547) $ (3,264) $ (5,811)
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Cornerstone Moderately Conservative Fund ................. $ 184,398 $ 14,545 $ (12,767) $ 1,778
Fair Value
2/28/2023
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
2/29/2024
Dividend
Income
Cornerstone Moderately
Conservative Fund
VictoryShares Core Intermediate
Bond ETF .................. $ 55,536 $ — $ (2,521) $ (553) $ — $ 1,063 $ 53,525 $ 1,854
VictoryShares Core Plus
Intermediate Bond ETF ........ 14,695 — — — — 7 14,702 670
VictoryShares Emerging Markets
Value Momentum ETF ......... 393 — — — — 50 443 20
VictoryShares Short-Term Bond
ETF ...................... 3,382 674 — — — 58 4,114 188
$ 74,006 $ 674 $ (2,521) $ (553) $ — $ 1,178
$ 72,784
$ 2,732

25
Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Victory Cornerstone Moderately Conservative Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Victory Cornerstone Moderately Conservative Fund (the “Fund”) (one
of the funds constituting Victory Portfolios III (the “Trust”)), including the schedule of portfolio investments, as of February 29, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended and the period from June
1, 2022 through February 28, 2023 and the year ended May 31, 2022, the financial highlights for the year then ended and the period from June
1, 2022 through February 28, 2023 and each of the four years in the period ended May 31, 2022, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Victory Portfolios III) at February 29, 2024, the results of its operations for the year then ended, the changes in its net assets for the year then ended and the period from June 1, 2022 through February 28, 2023 and the year ended May 31, 2022, and its financial highlights for the year then ended and the period from June 1, 2022 through February 28, 2023 and each of the four years in the period ended
May 31, 2022, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 29, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Victory Capital investment companies since 1995.
San Antonio, Texas
April 26, 2024

Supplemental Information
February 29, 2024
Victory Portfolios III
26
(Unaudited)
Trustee and Officer Information
Board of Trustees:
Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the
State of Delaware. There are currently seven Trustees, six of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (“Independent Trustees”) and one of whom is an “interested person” of the Trust within the meaning of that term under the
1940 Act (“Interested Trustee”). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.
The following tables list the Trustees, their date of birth, position with the Trust, commencement of service, principal occupations during the past five years, and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange
Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 45 portfolios in the Trust. Each Trustee’s address is c/o Fund
Administration, 15935 La Cantera Pkwy, San Antonio, TX 78256.
Name and Date of
Birth
Position Held with the
Trust
Date Commenced
Service
Principal Occupation During Past
5 Years
Other Directorships Held During Past
5 Years
Independent Trustees
Jefferson C. Boyce
(September 1957)
Independent
Chair
Trustee since
September 2013,
Independent Chair
since January 2021
Retired. Westhab, Inc., New York Theological
Seminary, American Filtration Corp.
Dawn M. Hawley
(February 1954)
Trustee April 2014 Retired. None.
Daniel S. McNamara
(June 1966)
Trustee January 2012 Trustee, President, and Vice
Chairman of USAA ETF Trust (6/17-
6/19); President of Financial Advice
& Solutions Group (FASG), USAA
(2/13-3/21); Director of USAA Asset
Management Company (AMCO),
(8/11-6/19); Chairman of Board of
AMCO (4/13-6/19); Director of
USAA Investment Services Company
(ISCO) (formerly USAA Investment
Management Company) (9/09-3/21);
Chairman of Board of ISCO (4/13-
12/20); President and Director of
USAA Shareholder Account Services
(SAS) (10/09-6/19); Chairman of
Board of SAS (4/13-6/19); Senior
Vice President of USAA Financial
Planning Services Insurance Agency,
Inc. (FPS) (4/11-3/21); Director and
Vice Chairman of FPS (12/13-3/21);
President and Director of USAA
Investment Corporation (ICORP)
(3/10-3/21); Chairman of Board of
ICORP (12/13-3/21); Director of
USAA Financial Advisors, Inc. (FAI)
(12/13-3/21); Chairman of Board of
FAI (3/15-3/21).
None.
Richard Y.
Newton, III
(January 1956)
Trustee March 2017 Director, Elta North America (1/18-
8/19), which is a global leader in the
design, manufacture, and support
of innovative electronic systems in
the ground, maritime, airborne, and
security domains for the nation’s
warfighters, security personnel, and
first responders; Managing Partner,
Pioneer Partnership Development
Group (12/15-present).
Terran Orbital Corp., American Made
Filtration Corp.

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
27
(Unaudited)
* Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.
The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.
Barbara B. Ostdiek,
Ph.D. (March 1964)
Trustee January 2008 Senior Associate Dean of Degree
programs at Jesse H. Jones Graduate
School of Business at Rice University
(7/13-present); Associate Professor
of Finance at Jesse H. Jones Graduate
School of Business at Rice University
(7/01-7/21); Professor of Finance
at Jesse H. Jones Graduate School
of Business at Rice University
(7/21-present).
None.
John C. Walters
(February 1962)
Trustee July 2019 Retired. Guardian Variable Products Trust
(16 series)
Interested Trustee
David C. Brown*
(May 1972)
Trustee July 2019 Chief Executive Officer and
Chairman (since 2013), the Adviser;
Chief Executive Officer and
Chairman (since 2013), Victory
Capital Holdings, Inc.; Director
(since 2013), Victory Capital
Services, Inc.; Director (since 2019),
Victory Capital Transfer Agency, Inc.
Trustee, Victory Portfolios; Board
Member, Victory Capital Services, Inc.

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
28
(Unaudited)
Officers:
The officers of the Trust are elected by the Board to actively supervise the Trust’s day-to-day operations. The officers of the Trust, their date of birth, the length of time served, and their principal occupations during the past five years are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the
Trust is 15935 La Cantera Parkway, San Antonio, Texas 78256. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.
Name and Date of Birth Position with the Trust
Date Commenced
Service Principal Occupation During Past 5 Years
James K. De Vries
(April 1969)
President March 2018 Head of Fund Administration, the Adviser (5/1/23-present); Vice
President, Victory Capital Transfer Agency, Inc. (4/20/23-present);
Executive Director, the Adviser (7/1/19-4/30/23); Executive
Director, Investment and Financial Administration, USAA (2012-
6/30/19); Treasurer, USAA Mutual Funds Trust (2018-4/30/23).
Mr. De Vries also serves as the Principal Executive Officer for the Funds, Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.
Scott A. Stahorsky
(July 1969)
Vice President July 2019 Director, Third-Party Dealer Services & Reg Administration, Fund
Administration, the Adviser (5/1/23-present); Vice President,
Victory Capital Transfer Agency, Inc. (4/20/23-present); Manager,
Fund Administration, the Adviser (2015-4/30/23). Mr. Stahorsky
also serves as Vice President of Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Thomas Dusenberry
(July 1977)
Secretary June 2022 Director, Fund Administration, the Adviser (5/1/23-present);
Manager, Fund Administration, the Adviser (2022-4/30/23);
Treasurer and Principal Financial Officer (2020-2022), Assistant
Treasurer (2019), Salient MF Trust, Salient Midstream, MLP
Fund, and Forward Funds; Principal Financial Officer (2018-
2021) and Treasurer (2020-2021), Salient Private Access Funds
and Endowment PMF Funds; Senior Vice President of Fund
Accounting and Operations, Salient Partners (2020-2022); Director
of Fund Operations, Salient Partners (2016-2019). Mr. Dusenberry
also serves as Secretary of Victory Portfolios, Victory Portfolios II
and Victory Variable Insurance Funds.
Allan Shaer
(March 1965)
Treasurer July 2019 Senior Vice President, Financial Administration, Citi Fund Services
Ohio, Inc. (since 2016). Mr. Shaer also serves as the Funds’
Principal Financial and Accounting Officer. Mr. Shaer also serves as Treasurer of Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.
Christopher A. Ponte
(March 1984)
Assistant Treasurer May 2023 Director, Fund and Broker Dealer Finance, the Adviser
(5/1/23-present); Manager, Fund Administration, the Adviser
(2017-4/30/23); Chief Financial Officer, Victory Capital Services,
Inc. (since 2018). Mr. Ponte also serves as Assistant Treasurer of Victory Portfolios, Victory Portfolios II and Victory Variable
Insurance Funds.
Carol D. Trevino
(October 1965)
Assistant Treasurer September 2018 Director, Financial Reporting, Fund Administration, the Adviser
(5/1/23-present); Director, Accounting and Finance, the Adviser
(7/1/19-4/30/23); Accounting/Financial Director, USAA (12/13-
6/30/19). Ms. Trevino also serves as Assistant Treasurer Victory
Portfolios, Victory Portfolios II and Victory Variable Insurance
Funds.
Sean Fox
(September 1976)
Chief Compliance Officer June 2022 Senior Compliance Officer, the Adviser (2019-present);
Compliance Officer, the Adviser (2015-2019). Mr. Fox also
serves as Chief Compliance Officer for Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Michael Bryan
(December 1962)
Anti-Money Laundering
Compliance Officer and
Identity Theft Officer
May 2023 Vice President, CCO Compliance Support Services, Citi Fund
Services Ohio, Inc. (2008-present). Mr. Bryan also serves as the
Anti-Money Laundering Compliance Officer and identity Theft
Officer for Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.

Victory Portfolios III
29
(Unaudited)
Supplemental Information — continued
February 29, 2024
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Fund’s Statement of Additional Information on our website or upon request by calling 800-235-8396. The Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and is available on the SEC’s website at sec.gov.
Expense Example
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1,
2023, through February 29, 2024.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
9/1/23
Actual
Ending
Account
Value
2/29/24
Hypothetical
Ending
Account
Value
2/29/24
Actual
Expenses
Paid During
Period
9/1/23 - 2/29/24*
Hypothetical
Expenses
Paid During
Period
9/1/23 - 2/29/24*
Annualized
Expense Ratio
During Period
9/1/23 - 2/29/24
Cornerstone Moderately Conservative Fund ..... $ 1,000.00 $ 1,047.10 $ 1,020.39 $ 4.58 $ 4.52 0.90%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Portfolios III
30
(Unaudited)
Supplemental Information — continued
February 29, 2024
Additional Federal Income Tax Information
For the fiscal year ended February 29, 2024, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
Dividends qualified for corporate dividends received deductions of 17%.

Victory Portfolios III
31
(Unaudited)
Supplemental Information — continued
February 29, 2024
Considerations of the Board in Continuing the Investment Advisory Agreements
Victory Cornerstone Moderately Conservative Fund (the “Fund”)
At a meeting of the Board of Trustees (the “Board”) of Victory Portfolios III (the “Trust”) held on December 7-8, 2023, the Board, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the
“Independent Trustees”), approved for an annual period the continuance of the Investment Advisory Agreement (the “Advisory Agreement”)
between the Trust and Victory Capital Management Inc. (the “Adviser”) with respect to the Fund. Prior to the December 7-8, 2023 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 17, 2023.
In advance of the foregoing meetings, the Trustees requested, received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund’s investment performance, expenses, and fees to comparable investment companies; (ii)
information concerning the services rendered to the Fund, as well as information regarding the Adviser’s revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser’s operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees (“Independent Counsel”) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The
Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with
Independent Counsel at which no representatives of management were present.
At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund’s performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser’s profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board’s and its committees’ consideration of the Advisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser in prior years and that the Board’s conclusions may be based, in part, on its consideration of these same arrangements in prior years.
ADVISORY AGREEMENT
After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.
Nature, Extent, and Quality of Services – In considering the nature, extent, and quality of the services provided by the Adviser under the
Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board considered that the Adviser manages the Fund’s assets directly through one or more investment franchises, and in doing so, continuously supervises the investment and reinvestment of cash and securities comprising the Fund’s assets. The Board also considered that the Adviser monitors pertinent economic, statistical, and financial data to determine which issuers and securities to include in the Fund’s portfolio as part of a continuous investment program. The Board also took into account its knowledge of the Adviser’s management and the quality of the performance of the
Adviser’s duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the
Fund, the Adviser and its affiliates provide administrative services, transfer agency services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the
Trust.
The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund’s compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.
The Board considered the Adviser’s management style and the performance of the Adviser’s duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund’s brokerage, including the Adviser’s process for monitoring “best execution,” also was considered. The Adviser’s role in coordinating the activities of the Fund’s other service providers was also considered.
The Board also considered the Adviser’s risk management processes. The Board considered the Adviser’s financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
32
(Unaudited)
Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.
The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the
Adviser’s oversight of the Fund’s day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser’s compliance and administrative staff.
Expenses and Performance – In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund’s advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund’s expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the “expense group”) and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the “expense universe”). Among other data, the Board noted
that the Fund’s net management fee rate – which includes advisory and administrative services, as well as any fee waivers and reimbursements
– was below the medians of its expense group and expense universe. The data indicated that the Fund’s total expenses, including after any reimbursements, were above the medians of its expense group and expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the
Adviser and its affiliates as described above, and noted the high quality of services received by the Fund.
In considering the Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund’s performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund’s average annual total returns relative to its
Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the “performance universe”). The
Fund’s performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/
objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund’s performance was above the average of its performance universe for the one-, three- and five-year periods ended June 30, 2023, was below the average of its performance universe for the ten-year period ended June 30, 2023, was above its Lipper index for the one-year period ended June
30, 2023, and was below its Lipper index for the three-, five- and ten-year periods ended June 30, 2023.
As part of its consideration, the Board factored into its evaluation of the Fund’s expenses and performance, the potential limitations inherent in the methodology used by the independent third party for developing and constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. In this regard, the Board also noted that the methodology may result in the Fund’s being included in one peer group one year and in a different peer group the next, and in similar funds being included in different peer groups. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by the third party provided a useful measure of comparative expenses and performance.
Compensation and Profitability – The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser’s business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the
Adviser waived a portion of its management fees and/or reimbursed certain expenses with respect to the Fund. The Trustees reviewed the profitability of the Adviser’s relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide transfer agency services, shareholder servicing and administrative services to the Fund for which they receive compensation. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.
Economies of Scale – The Board considered whether there should be changes in the management fee rate or structure in order to enable the
Fund to participate in any economies of scale. The Board also considered the fee waiver and expense reimbursement arrangements by the
Adviser. The Board also considered the effect of the Fund’s change in size, if any, on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board also considered the Adviser’s reinvestment in the business in the form of adding to investment capabilities and resources, improvements in technology, and customer service. The Board determined that the current investment management fee structure was reasonable.
Other Benefits – The Board also considered the potential direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. These potential benefits included, among other things, the opportunity to offer additional products and services to the Fund’s shareholders.
Conclusions – The Board reached the following conclusions regarding the Fund’s Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices in view of the Fund’s investment approach; (iv) the Fund’s advisory fees are reasonable in

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
33
(Unaudited)
relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser’s and its affiliates’ level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

Victory Portfolios III
34
(Unaudited)
Supplemental Information — continued
February 29, 2024
Liquidity Risk Management Program:
The Fund has adopted and implemented a written liquidity risk management program (the “LRMP”) as required by Rule 22e-4 under the
Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to
Financial Statements). The Fund’s Board of Trustees approved the appointment of the Fund’s investment adviser, Victory Capital Management
Inc. (“Victory Capital”), as the administrator of the LRMP.
Victory Capital manages liquidity risks associated with the Fund’s investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of the Fund’s investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid, or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Fund’s portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.
At a meeting held on March 15, 2024, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Fund did not experience any significant liquidity challenges during the covered period, and the Fund’s LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure the Fund is able to meet redemption requests without significant dilution to the remaining investors’ interest in the Fund. During the review period, the Fund’s portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that the
Fund reasonably expected to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a highly liquid investment minimum. The Fund’s investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-RN and recommended no material changes to the LRMP.

Victory Portfolios III
35
(Unaudited)
Supplemental Information — continued
February 29, 2024
Privacy Policy
Facts
WHAT DOES VICTORY
DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect, and share depend on the product or service you have with us. This information can include:
■ Social Security number and income.
■ Account balances and account transactions.
■ Data from public sources and third-party data services.
How?
All financial companies need to share customers’ personal information to run their everyday business as permitted by law. For example, we share with print and mail companies that assist us in sending mail. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons Victory chooses to share and whether you can limit this sharing.
Reasons we can share your personal information
Does
Victory
share?
Can you limit
this sharing?
For our everyday business purposes —
such as to process your transactions, maintain your accounts, respond to court orders and legal investigations, or report to credit bureaus
Yes No
For our marketing purposes —
to offer products and services provided by Victory
Yes No
For joint marketing —
sharing with other financial companies to jointly market the other company’s products or services
No
We do not
share
For everyday business purposes of the Victory family of companies —
this can include information about your Victory transactions and experiences
Yes No
For everyday business purposes of the Victory family of companies —
this can include information about your creditworthiness or insurability
No
We do not
share
For non-Victory companies to market to you
No
We do not
share

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
36
(Unaudited)
To limit our
sharing
■ Visit us online: vcm.com/optout
■ Call (877) 660-4400 – our menu will prompt you through your choices.
Please note:
If you are a new customer, we can begin sharing this information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share and protect your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call your account representative or (877) 660-4400 and ask to speak to a representative.
Who we are
Who is providing this notice? Victory Capital Holdings, Inc., and its family of companies, including companies identified with the Victory Capital name as described in the affiliates section below.
What we do
How does Victory protect my
personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Victory collect my
personal information?
We collect your personal information, for example, when you:
■ Open an account or make deposits or withdrawals from your account.
■ Give us your contact or account information.
■ Direct us to buy or sell securities.
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing? Federal law gives you the right to limit only:
■ Sharing among affiliated companies for everyday business purposes information about your creditworthiness and insurability.
■ Affiliates from using your information to market to you.
■ Sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
What happens when I limit
sharing for an account I hold
jointly with someone else?
Your choices will apply to everyone on your account.
Definitions
Victory family of companies
(affiliates)
Companies owned or controlled by Victory Capital Holdings, Inc. They can be financial and nonfinancial companies in the Victory family of companies.
■ The Victory family of companies includes: companies with a Victory Capital name, including without limitation Victory Capital Services, Inc., Victory
Capital Transfer Agency, Inc., Victory Capital Management Inc. and its
subsidiaries, RS Investments (UK) Limited, RS Investments (Hong Kong)
Limited, and RS Investment Management (Singapore) Pte. Ltd., as well as pooled vehicles managed or administered by Victory Capital Management
Inc., from time to time.

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
37
(Unaudited)
Non-Victory companies
(nonaffiliates)
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
■ We only share with non-Victory companies to service transactions you request or as necessary to provide our services.
■ We do not share with non-Victory companies so they can market their products to you.
Joint Marketing A formal agreement between a Victory company and a non-Victory financial company to market the non-Victory company’s products or services to you.
■ We do not share with any non-Victory financial company for joint marketing.
Other important information
For Nevada Residents : Nevada law requires that we tell you about the option to be placed on our internal do-
not-call list. If you’d rather not receive sales calls from us, please call (877) 660-4400 and ask to speak to a representative so we can place you on our do-not-call list.
You may also contact: Bureau of Consumer Protection Office of the Nevada Attorney General, 555 E. Washington
Ave., Ste. 3900, Las Vegas, NV 89101, call 1-702-486-3132 or Email: BCPINFO@ag.state.nv.us.
For Vermont Residents : In accordance with Vermont law, we will not share information we collect about you with companies who are not affiliates, except as permitted by law, such as with your consent or to service your accounts.
We will not share information about your creditworthiness with our affiliates without your authorization or consent, but we may share information about our transactions or experiences with you with our affiliates as permitted by law.
For California Residents : In accordance with California law, we will not share information we collect about you with nonaffiliates, except as allowed by law. For example, we may share information with your consent or to service your accounts. Among our affiliates, we will limit information sharing to the extent required by California law.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
97447-0424

February 29, 2024
Annual Report
Victory Emerging Markets Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Shareholder Letter (Unaudited) 2
Manager’s Commentary (Unaudited) 4
Investment Overview (Unaudited) 5
Investment Objective and Portfolio Holdings (Unaudited) 6
Schedule of Portfolio Investments 7
Financial Statements
Statement of Assets and Liabilities
18
Statement of Operations
19
Statements of Changes in Net Assets
20
Financial Highlights
22
Notes to Financial Statements 24
Report of Independent Registered Public Accounting Firm 33
Supplemental Information (Unaudited)
Trustee and Officer Information
34
Proxy Voting and Portfolio Holdings Information
37
Expense Examples
37
Additional Federal Income Tax Information
38
Advisory Contract Approval
39
Liquidity Risk Management Program
42
Privacy Policy
43

2
Victory Funds Letter to Shareholders
(Unaudited)
Dear Shareholder,
The past year provided us with a stark reminder of just how quickly the investing environment and sentiment can shift. Fortunately, this time the change was for the better.
While 2022 was marred by stomach-churning volatility and steep drawdowns in both equities and bonds, it was a different story in our most recent annual reporting period ending February 29, 2024. Despite the ongoing challenges and uncertainties, investors benefited from a rebound in both stock and bond markets.
Looking back, it wasn’t clear sailing the entire year, and there were plenty of twists and turns along the way. An early-year relief rally was a welcome respite for investors, with some of the most beaten down growth-oriented sectors leading the market higher. However, the rebound was threatened in March due to some unusual turmoil within the banking sector, which resulted in the collapse of a few large regional banks. This turmoil sparked fears of a liquidity crunch and a wider banking contagion, and volatility increased while equities retreated. Fortunately, the U.S. Federal Reserve (the “Fed”) took quick action to restore confidence in the banking system. It also helped that the Fed finally paused its long series of aggressive rate hikes as inflation data finally began to cool.
Financial markets resumed their rally in the spring and early summer, but as we moved into the fall, markets reversed yet again.
Investors began wondering if the Fed would be able to remove all the excess liquidity that had been used to support the economy during the pandemic without causing a recession. Ironically, good news on the economy had become bad news on the interest-
rate outlook.
As we moved deeper into the third quarter of 2023, markets struggled with the renewed notion that interest rates would remain
“higher-for-longer,” which seemingly had become the Fed’s new mantra. Yields moved higher (peaking for the year), and equities sold off as many pundits were predicting an imminent recession.
However, as we approached year-end and eased into a new year, yields declined and equities moved sharply higher. Although it wasn’t a straight line by any means, in our view, the past 12 months have been a near-best-case scenario after the tumult of the prior year. The economy proved resilient, corporate earnings continued to meet or exceed expectations, labor markets eased, and key measures of inflation moderated. Financial markets even began pricing in a series of rate cuts for 2024, though whether this comes to fruition will be data-dependent in the months ahead.
In terms of the numbers, the S&P 500
®
Index, the bell-weather proxy for our domestic stock market, delivered an impressive total return of 30.45% for our annual reporting period. Bonds also rebounded from a dreadful prior year. The Bloomberg U.S.
Aggregate Bond Index—a proxy for a diversified fixed income portfolio and one that many investors and institutions follow closely—delivered a total return of 3.33% for the 12-month reporting period.
Although the past year was constructive for investors, it’s important to remember that it was a winding road replete with many challenges. As we have championed before, it’s vital to remain calm in the face of adversity, but it’s equally important to resist unbridled optimism when markets rally strongly. We think the best approach is to stay even keeled and unemotional, and that you should understand your own risk tolerance, maintain a well-diversified portfolio across asset classes and investment types, and make a long-term plan and stick to it. We still believe that’s the best formula for success.

3
On the following pages you will find information relating to your Victory Mutual Fund. If you have any questions, we encourage you to contact our Investment Specialist. Call 800-235-8396, or visit our website at vcm.com.
From all of us here at Victory Capital, thank you for letting us help you work toward your investment goals.
James De Vries
President,
Victory Funds

4
Victory Emerging Markets Fund
Manager’s Commentary
(Unaudited)
What were the market conditions during the reporting period?
In the second quarter of 2023, equities continued to rally. Many of the market leaders and underlying investing themes remained in place. The first half of 2023 also started on a positive note with gradual reopening of China from stringent COVID protocols, which instilled confidence in investors. After raising the federal funds rate by yet another 25 basis points (a basis point is 1/100th of a percentage point) in May 2023, the U.S. Federal Reserve (the “Fed”) took a breather, thanks largely to signs that inflation was cooling.
The strong global equity market rally enjoyed during the first half of the year did not continue in the third quarter. As the third quarter progressed, the market struggled with the renewed notion that interest rates would remain “higher-for-longer,” which seemingly became the Fed’s new mantra. Ongoing geopolitical tensions remained a significant risk fact for the global economy.
After a rocky start to the fourth quarter, global markets found their footing and coasted into year-end in what could only be described as a festive mood. October was a difficult month with both stock and bond markets facing severe headwinds. Chief among these was the notion that the Fed was not yet finished with its aggressive rate-hike campaign. In fact, many pundits were expecting an imminent recession, and stocks declined early in the quarter to reflect that possibility. Fortunately, it was a false alarm and sentiment flipped as we approached year-end.
In February 2024, the major global equity indices concluded the month with gains. The notable development in February revolved around the change in market anticipation regarding the timing of the first interest rate reduction. As rate cuts are still expected to occur, most anticipate to now come later in the year. The potential for interest rate cuts could bolster returns in emerging markets by potentially weakening the U.S. dollar, a factor that holds significant sway over emerging market performance.
How did the Victory Emerging Markets Fund (the “Fund”) perform during the reporting period?
The Fund has two share classes: Fund Shares and Institutional Shares. For the reporting period ended February 29, 2024, the Fund
Shares and Institutional Shares had total returns (at net asset value) of 15.18% and 15.38%, respectively. This compares to returns of 8.73% for the MSCI Emerging Markets Index, and 10.70% for the Lipper Emerging Markets Funds Index.
Victory Capital Management Inc. (“VCM”) is the Fund’s investment adviser. As the investment adviser, VCM employs dedicated resources to support the research, selection, and monitoring of the Fund’s subadviser. Lazard Asset Management is an external subadviser to the Fund, while Sophus Capital and Trivalent Investments are VCM investment franchises that each manage portions of the Fund. Primary responsibility for the day-to-day discretionary management of the Fund lies with the subadviser, the investment franchises, and Victory Capital’s Victory Solutions platform.
What strategies did you employ during the reporting period?
During the reporting period ending on February 29, 2024, the Fund outperformed its benchmark MSCI Emerging Markets Index.
On a country basis, an underweight and stock selection in China were positive contributors to performance. On the negative side, an underweight in Saudi Arabia was a detractor.
Reviewing performance from a sector standpoint, stock selection was a positive contributor in information technology and consumer discretionary. An underweight to the utilities sector was a detractor during the reporting period.
Thank you for allowing us to assist you with your investment needs.

5
Victory Emerging Markets Fund
Investment Overview
(Unaudited)
High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
Victory Emerging Markets Fund — Growth of $10,000
1
The unmanaged MSCI Emerging Markets Index is a free-float-adjusted market-capitalization-weighted index designed to measure equity market performance in the global emerging markets. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
2
The unmanaged Lipper Emerging Markets Funds Index tracks the total return performance of the Lipper Emerging Markets Funds category. The index reflects the reinvestment of dividends paid on the stocks constituting the index, net of withholding taxes. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended February 29, 2024
Fund
Shares
Institutional
Shares
INCEPTION DATE 11/7/94 8/1/08
Net Asset
Value
Net Asset
Value
MSCI Emerging
Markets Index
1
Lipper Emerging
Market Funds
Index
2
One Year 15.18% 15.38% 8.73% 10.70%
Five Year 3.69% 3.88% 1.89% 3.03%
Ten Year 3.03% 3.24% 3.01% 3.47%

6
Victory Portfolios III
Victory Emerging Markets Fund
February 29, 2024
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks capital appreciation.
Top Sectors*:
February 29, 2024
(% of Net Assets)
Country Allocation:
February 29, 2024
(% of Net Assets)
*   Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
** Includes countries with less than 3.0% of portfolio and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Information Technology
24.3%
Financials
21.5%
Consumer Discretionary
13.8%
Industrials
10.1%
Communication Services
7.2%
Materials
6.6%
Energy
5.0%
Health Care
3.4%
Consumer Staples
3.2%
Real Estate
1.8%

Schedule of Portfolio Investments
February 29, 2024
Victory Portfolios III
Victory Emerging Markets Fund
7
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (98.4%)
Belgium (0.1%):
Materials (0.1%):
Titan Cement International SA ............................................. 18,302 $ 519
Brazil (7.7%):
Communication Services (0.4%):
TIM SA .............................................................. 557,300 2,037
Consumer Discretionary (0.8%):
Smartfit Escola de Ginastica e Danca SA ...................................... 49,500 244
Vibra Energia SA ....................................................... 693,563 3,608
YDUQS Participacoes SA ................................................. 62,600 256
4,108
Consumer Staples (0.0%):(a)
SLC Agricola SA ....................................................... 61,714 244
Energy (1.3%):
3R Petroleum Oleo e Gas SA (b) ............................................ 44,600 251
Petroleo Brasileiro SA , ADR ............................................... 362,623 5,991
PRIO SA ............................................................. 35,500 312
6,554
Financials (2.3%):
Banco do Brasil SA ..................................................... 268,095 3,121
Banco do Estado do Rio Grande do Sul SA , Preference Shares ....................... 135,700 421
BB Seguridade Participacoes SA ............................................ 113,600 762
Itau Unibanco Holding SA , ADR ............................................ 504,184 3,439
Pagseguro Digital Ltd. , Class A (b) ........................................... 285,127 3,969
11,712
Industrials (1.0%):
CCR SA ............................................................. 505,920 1,402
Marcopolo SA , Preference Shares ........................................... 877,900 1,551
Santos Brasil Participacoes SA ............................................. 680,800 1,445
SIMPAR SA .......................................................... 541,660 838
5,236
Information Technology (0.3%):
TOTVS SA ........................................................... 294,400 1,818
Materials (0.9%):
Vale SA .............................................................. 239,800 3,232
Vale SA , ADR ......................................................... 110,649 1,484
4,716
Real Estate (0.3%):
Allos SA (b) ........................................................... 66,604 331
Multiplan Empreendimentos Imobiliarios SA ................................... 266,700 1,417
1,748
Utilities (0.4%):
CPFL Energia SA ....................................................... 154,900 1,103
Energisa SA ........................................................... 25,200 258
Equatorial Energia SA ................................................... 42,000 289
Neoenergia SA ......................................................... 65,700 285
1,935
40,108
Chile (0.3%):
Consumer Staples (0.1%):
Cencosud SA .......................................................... 190,820 343

Victory Portfolios III
Victory Emerging Markets Fund
8
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Real Estate (0.0%):(a)
Cencosud Shopping SA .................................................. 139,141 $ 228
Utilities (0.2%):
Enel Chile SA ......................................................... 14,599,652 877
1,448
China (19.6%):
Communication Services (4.4%):
Baidu, Inc. , Class SW (b) .................................................. 81,000 1,025
Hello Group, Inc. , ADR .................................................. 23,127 152
NetEase, Inc. .......................................................... 195,400 4,245
Tencent Holdings Ltd. ................................................... 462,663 16,208
Tencent Music Entertainment Group , ADR (b) ................................... 137,761 1,442
23,072
Consumer Discretionary (5.3%):
361 Degrees International Ltd. ............................................. 623,000 333
Alibaba Group Holding Ltd. ............................................... 808,404 7,432
Alibaba Group Holding Ltd. , ADR .......................................... 20,978 1,553
Fuyao Glass Industry Group Co. Ltd. , Class A .................................. 390,100 2,347
Gree Electric Appliances, Inc. of Zhuhai , Class A ................................ 376,499 2,041
H World Group Ltd. , ADR ................................................ 69,521 2,542
JD.com, Inc. , Class SW .................................................. 39,650 448
JD.com, Inc. , ADR ...................................................... 44,623 1,009
Midea Group Co. Ltd. , Class A ............................................. 242,900 2,110
MINISO Group Holding Ltd. , ADR .......................................... 125,965 2,309
New Oriental Education & Technology Group, Inc. , ADR (b) ........................ 34,700 3,245
Vipshop Holdings Ltd. , ADR (b) ............................................ 96,915 1,866
27,235
Consumer Staples (1.2%):
Giant Biogene Holding Co. Ltd. (b) (c) ........................................ 51,800 237
Hengan International Group Co. Ltd. ......................................... 408,000 1,257
Tsingtao Brewery Co. Ltd. , Class H .......................................... 200,000 1,280
Wuliangye Yibin Co. Ltd. , Class A ........................................... 173,300 3,416
6,190
Energy (0.9%):
China Shenhua Energy Co. Ltd. , Class H ...................................... 287,000 1,104
PetroChina Co. Ltd. , Class H .............................................. 4,204,000 3,298
4,402
Financials (3.3%):
Bairong, Inc. (b) (c) ...................................................... 278,000 468
China Construction Bank Corp. , Class H ...................................... 5,333,000 3,307
China Merchants Bank Co. Ltd. , Class H ...................................... 529,000 2,046
Industrial & Commercial Bank of China Ltd. , Class H ............................. 9,315,000 4,775
PICC Property & Casualty Co. Ltd. , Class H ................................... 1,622,000 2,218
Ping An Insurance Group Co. of China Ltd. , Class H .............................. 967,500 4,303
17,117
Health Care (1.0%):
3SBio, Inc. (c) ......................................................... 272,500 180
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. , Class A ....................... 60,900 2,440
Sinopharm Group Co. Ltd. , Class H .......................................... 876,399 2,452
5,072
Industrials (1.4%):
Anhui Heli Co. Ltd. , Class A ............................................... 632,800 1,886
Weichai Power Co. Ltd. , Class H ............................................ 843,000 1,659
Xinte Energy Co. Ltd. , Class H (b) (d) ......................................... 162,400 216

Victory Portfolios III
Victory Emerging Markets Fund
9
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
ZTO Express Cayman, Inc. , ADR ........................................... 188,427 $ 3,616
7,377
Information Technology (0.6%):
JinkoSolar Holding Co. Ltd. , ADR .......................................... 5,149 139
Lenovo Group Ltd. ...................................................... 2,858,000 3,158
3,297
Materials (1.3%):
Anhui Conch Cement Co. Ltd. , Class H ....................................... 591,000 1,286
Shandong Nanshan Aluminum Co. Ltd. , Class A ................................. 6,177,308 2,661
Western Mining Co. Ltd. , Class A ........................................... 1,295,800 2,993
6,940
Real Estate (0.2%):
China Vanke Co. Ltd. , Class H (d) ........................................... 788,375 608
Poly Property Services Co. Ltd. , Class H (d) .................................... 38,200 137
745
Utilities (0.0%):(a)
China Datang Corp. Renewable Power Co. Ltd. , Class H ........................... 848,000 193
101,640
Greece (1.5%):
Consumer Discretionary (0.4%):
JUMBO SA ........................................................... 9,282 271
OPAP SA ............................................................. 85,112 1,552
1,823
Energy (0.3%):
Motor Oil Hellas Corinth Refineries SA ....................................... 52,224 1,492
Financials (0.5%):
National Bank of Greece SA (b) ............................................. 355,016 2,787
Industrials (0.3%):
Mytilineos SA ......................................................... 44,843 1,746
7,848
Hong Kong (1.0%):
Consumer Discretionary (0.2%):
Man Wah Holdings Ltd. .................................................. 1,212,000 784
Health Care (0.1%):
China Medical System Holdings Ltd. ......................................... 203,000 334
The United Laboratories International Holdings Ltd. .............................. 362,000 392
726
Industrials (0.7%):
Techtronic Industries Co. Ltd. .............................................. 343,000 3,700
Utilities (0.0%):(a)
China Water Affairs Group Ltd. ............................................. 292,000 200
5,410
Hungary (1.1%):
Communication Services (0.0%):(a)
Magyar Telekom Telecommunications PLC .................................... 118,080 268
Financials (1.1%):
OTP Bank Nyrt ........................................................ 116,066 5,575
5,843

Victory Portfolios III
Victory Emerging Markets Fund
10
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
India (14.5%):
Communication Services (0.5%):
DB Corp. Ltd. ......................................................... 70,116 $ 249
Indus Towers Ltd. (b) .................................................... 722,195 2,203
Sun TV Network Ltd. .................................................... 37,038 275
2,727
Consumer Discretionary (2.1%):
Apollo Tyres Ltd. ....................................................... 90,680 566
CIE Automotive India Ltd. ................................................ 68,203 362
Hero MotoCorp Ltd. ..................................................... 59,197 3,155
Kalyan Jewellers India Ltd. ................................................ 123,696 593
Mahindra & Mahindra Ltd. ................................................ 147,656 3,438
Tata Motors Ltd. ....................................................... 231,128 2,647
10,761
Energy (0.8%):
Aegis Logistics Ltd. ..................................................... 57,273 304
Reliance Industries Ltd. .................................................. 113,611 3,999
4,303
Financials (4.9%):
Angel One Ltd. ........................................................ 18,378 617
Axis Bank Ltd. ........................................................ 115,913 1,501
CreditAccess Grameen Ltd. (b) ............................................. 19,096 338
ICICI Bank Ltd. , ADR ................................................... 617,924 15,825
Jio Financial Services Ltd. (b) .............................................. 108,561 405
LIC Housing Finance Ltd. ................................................. 303,956 2,373
Manappuram Finance Ltd. ................................................ 1,490,689 3,170
Nippon Life India Asset Management Ltd. (c) ................................... 52,020 324
Power Finance Corp. Ltd. ................................................. 91,578 443
The Karur Vysya Bank Ltd. ................................................ 205,265 454
25,450
Health Care (0.8%):
Dr Reddy's Laboratories Ltd. ............................................... 39,477 3,061
Global Health Ltd. (b) .................................................... 21,769 358
Narayana Hrudayalaya Ltd. ................................................ 25,437 411
Natco Pharma Ltd. ...................................................... 25,316 304
4,134
Industrials (1.4%):
Apar Industries Ltd. ..................................................... 7,653 578
CMS Info Systems Ltd. .................................................. 96,811 448
eClerx Services Ltd. ..................................................... 22,614 689
HG Infra Engineering Ltd. ................................................ 54,019 573
Larsen & Toubro Ltd. .................................................... 81,854 3,432
NCC Ltd. ............................................................ 319,719 953
Voltamp Transformers Ltd. ................................................ 5,976 633
7,306
Information Technology (1.1%):
Birlasoft Ltd. .......................................................... 34,815 325
Cyient Ltd. ........................................................... 35,415 865
HCL Technologies Ltd. ................................................... 133,848 2,683
Infosys Ltd. , ADR ...................................................... 66,767 1,333
KPIT Technologies Ltd. .................................................. 29,011 548
5,754
Materials (1.9%):
Birla Corp. Ltd. ........................................................ 19,128 378
Jindal Stainless Ltd. ..................................................... 95,677 738
JK Paper Ltd. .......................................................... 257,830 1,161
PCBL Ltd. ............................................................ 183,479 633

Victory Portfolios III
Victory Emerging Markets Fund
11
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Supreme Industries Ltd. .................................................. 5,504 $ 275
Tata Steel Ltd. ......................................................... 1,517,882 2,573
UltraTech Cement Ltd. ................................................... 23,376 2,789
UPL Ltd. ............................................................. 204,897 1,161
Welspun Corp. Ltd. ..................................................... 67,939 418
10,126
Real Estate (0.1%):
Oberoi Realty Ltd. ...................................................... 15,607 252
Utilities (0.9%):
CESC Ltd. ............................................................ 278,307 426
Power Grid Corp. of India Ltd. ............................................. 1,103,072 3,769
VA Tech Wabag Ltd. (b) ................................................... 53,485 472
4,667
75,480
Indonesia (3.3%):
Communication Services (0.5%):
PT Telkom Indonesia Persero Tbk , ADR ...................................... 94,524 2,418
Consumer Discretionary (0.1%):
PT Mitra Adiperkasa Tbk ................................................. 4,400,600 538
Energy (0.0%):(a)
PT AKR Corporindo Tbk ................................................. 2,435,400 263
Financials (2.7%):
PT Bank Mandiri Persero Tbk .............................................. 16,948,380 7,573
PT Bank Rakyat Indonesia Persero Tbk ....................................... 16,240,946 6,331
13,904
Real Estate (0.0%):(a)
PT Bumi Serpong Damai Tbk (b) ............................................ 2,935,700 189
17,312
Ireland (1.1%):
Consumer Discretionary (1.1%):
PDD Holdings, Inc. , ADR (b) ............................................... 44,528 5,546
Luxembourg (0.7%):
Materials (0.7%):
Ternium SA , ADR ...................................................... 89,135 3,614
Macau (0.4%):
Consumer Discretionary (0.4%):
Sands China Ltd. (b) ..................................................... 680,000 1,931
Malaysia (0.3%):
Health Care (0.1%):
KPJ Healthcare Bhd ..................................................... 1,197,600 417
Industrials (0.1%):
Gamuda Bhd .......................................................... 412,500 460
Real Estate (0.1%):
Eco World Development Group Bhd ......................................... 1,575,800 433
Utilities (0.0%):(a)
Mega First Corp. Bhd .................................................... 358,500 299
1,609

Victory Portfolios III
Victory Emerging Markets Fund
12
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Mexico (4.7%):
Communication Services (0.5%):
America Movil SAB de CV , ADR ........................................... 138,606 $ 2,593
Consumer Staples (1.3%):
Fomento Economico Mexicano SAB de CV , ADR ............................... 17,510 2,175
Gruma SAB de CV , Class B ............................................... 61,682 1,099
Grupo Comercial Chedraui SA de CV ........................................ 37,337 287
Kimberly-Clark de Mexico SAB de CV , Class A ................................. 1,484,991 3,301
6,862
Energy (0.1%):
Vista Energy SAB de CV , ADR (b) ........................................... 12,472 459
Financials (2.1%):
Banco del Bajio SA (c) ................................................... 91,711 341
Grupo Financiero Banorte SAB de CV , Class O ................................. 891,966 9,224
Qualitas Controladora SAB de CV ........................................... 121,204 1,362
10,927
Materials (0.4%):
Alpek SAB de CV (d) .................................................... 187,111 120
GCC SAB de CV ....................................................... 43,044 454
Grupo Mexico SAB de CV , Class B .......................................... 250,781 1,218
1,792
Real Estate (0.3%):
Corp Inmobiliaria Vesta SAB de CV ......................................... 376,578 1,321
FIBRA Macquarie Mexico (c) .............................................. 188,208 370
1,691
24,324
Panama (0.3%):
Industrials (0.3%):
Copa Holdings SA , Class A ................................................ 14,055 1,370
Philippines (0.1%):
Consumer Discretionary (0.1%):
Bloomberry Resorts Corp. (b) .............................................. 1,835,900 367
Financials (0.0%):(a)
Security Bank Corp. ..................................................... 176,370 222
589
Poland (0.7%):
Consumer Discretionary (0.3%):
LPP SA .............................................................. 393 1,769
Financials (0.4%):
KRUK SA ............................................................ 3,911 413
Powszechna Kasa Oszczednosci Bank Polski SA ................................ 111,210 1,550
1,963
3,732
Portugal (0.5%):
Energy (0.5%):
Galp Energia SGPS SA ................................................... 161,821 2,546
Russian Federation (0.0%):(a)
Communication Services (0.0%):(a)
Mobile TeleSystems PJSC , ADR (b) (e) (f) ...................................... 253,826 14
Energy (0.0%):(a)
Gazprom PJSC (b) (e) (f) ................................................... 1,087,480 29

Victory Portfolios III
Victory Emerging Markets Fund
13
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Rosneft Oil Co. PJSC , GDR (b) (e) (f) ......................................... 457,159 $ 21
50
Financials (0.0%):(a)
Moscow Exchange MICEX-RTS PJSC (b) (e) (f) .................................. 196,760 2
Sberbank of Russia PJSC (b) (e) (f) ........................................... 687,954 —
Sberbank of Russia PJSC , ADR (b) (e) (f) ....................................... 329,652 —
2
66
Saudi Arabia (2.1%):
Communication Services (0.6%):
Saudi Telecom Co. ...................................................... 299,247 3,388
Consumer Discretionary (0.1%):
Leejam Sports Co. JSC ................................................... 6,946 399
Energy (0.1%):
Aldrees Petroleum and Transport Services Co. .................................. 10,374 499
Financials (0.4%):
Alinma Bank .......................................................... 165,102 1,938
Industrials (0.1%):
Riyadh Cables Group Co. ................................................. 13,616 407
Information Technology (0.4%):
Arabian Internet & Communications Services Co. ................................ 19,718 1,931
Materials (0.4%):
SABIC Agri-Nutrients Co. ................................................ 66,105 2,210
10,772
South Africa (1.3%):
Consumer Discretionary (0.2%):
The Foschini Group Ltd. .................................................. 132,985 726
Truworths International Ltd. ............................................... 85,789 322
1,048
Energy (0.0%):(a)
Exxaro Resources Ltd. ................................................... 19,630 182
Financials (0.7%):
Nedbank Group Ltd. ..................................................... 129,786 1,485
Standard Bank Group Ltd. ................................................ 187,808 1,979
3,464
Health Care (0.2%):
Life Healthcare Group Holdings Ltd. ......................................... 1,377,213 1,261
Industrials (0.2%):
The Bidvest Group Ltd. .................................................. 64,965 793
Materials (0.0%):(a)
African Rainbow Minerals Ltd. ............................................. 27,671 244
6,992
South Korea (13.9%):
Communication Services (0.2%):
JYP Entertainment Corp. ................................................. 13,683 759
Consumer Discretionary (1.0%):
Hyundai Mobis Co. Ltd. .................................................. 9,569 1,746
Kia Corp. ............................................................ 33,431 3,131

Victory Portfolios III
Victory Emerging Markets Fund
14
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Youngone Corp. ........................................................ 7,416 $ 245
5,122
Consumer Staples (0.1%):
NongShim Co. Ltd. ..................................................... 1,030 269
Energy (0.3%):
S-Oil Corp. ........................................................... 28,427 1,633
Financials (2.2%):
DB Insurance Co. Ltd. ................................................... 46,079 3,420
JB Financial Group Co. Ltd. ............................................... 42,701 422
KakaoBank Corp. ....................................................... 99,321 2,129
KIWOOM Securities Co. Ltd. .............................................. 9,854 932
Samsung Securities Co. Ltd. ............................................... 70,617 2,207
Shinhan Financial Group Co. Ltd. ........................................... 75,342 2,463
11,573
Health Care (0.3%):
Classys, Inc. .......................................................... 41,613 1,007
Dentium Co. Ltd. ....................................................... 2,830 307
Hanmi Pharm Co. Ltd. ................................................... 1,056 265
1,579
Industrials (2.4%):
Doosan Bobcat, Inc. ..................................................... 46,966 1,658
Hanwha Aerospace Co. Ltd. ............................................... 20,696 2,917
HD Hyundai Electric Co. Ltd. .............................................. 24,402 2,286
Hyundai Glovis Co. Ltd. .................................................. 1,760 252
Hyundai Rotem Co. Ltd. .................................................. 61,700 1,554
LX International Corp. ................................................... 9,362 193
Samsung C&T Corp. .................................................... 17,035 2,006
Samsung Engineering Co. Ltd. (b) ........................................... 96,748 1,790
12,656
Information Technology (6.8%):
DB HiTek Co. Ltd. ...................................................... 6,172 216
HAESUNG DS Co. Ltd. .................................................. 29,861 1,038
Innox Advanced Materials Co. Ltd. .......................................... 37,966 905
LEENO Industrial, Inc. ................................................... 1,878 294
Samsung Electronics Co. Ltd. .............................................. 455,797 25,161
SK Hynix, Inc. ......................................................... 61,426 7,242
SOLUM Co. Ltd. (b) ..................................................... 17,374 379
35,235
Materials (0.6%):
KCC Corp. ........................................................... 891 178
LG Chem Ltd. ......................................................... 6,313 2,157
LOTTE Fine Chemical Co. Ltd. ............................................ 8,182 292
OCI Holdings Co. Ltd. ................................................... 2,779 196
Poongsan Corp. ........................................................ 13,299 431
3,254
72,080
Taiwan (18.3%):
Communication Services (0.1%):
International Games System Co. Ltd. ......................................... 12,000 324
Consumer Discretionary (0.7%):
Makalot Industrial Co. Ltd. ................................................ 158,000 1,860
Poya International Co. Ltd. ................................................ 75,900 1,181
Tong Yang Industry Co. Ltd. ............................................... 225,000 704
3,745

Victory Portfolios III
Victory Emerging Markets Fund
15
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Health Care (0.4%):
Bora Pharmaceuticals Co. Ltd. ............................................. 64,000 $ 1,356
Lotus Pharmaceutical Co. Ltd. ............................................. 32,000 293
Universal Vision Biotechnology Co. Ltd. ...................................... 30,269 289
1,938
Industrials (1.8%):
Airtac International Group ................................................ 76,344 2,926
Chicony Power Technology Co. Ltd. ......................................... 88,000 473
Fortune Electric Co. Ltd. ................................................. 125,000 2,133
Kinik Co. ............................................................ 43,000 351
Shin Zu Shing Co. Ltd. ................................................... 63,000 337
Sunonwealth Electric Machine Industry Co. Ltd. ................................. 784,000 3,155
9,375
Information Technology (15.1%):
Alchip Technologies Ltd. ................................................. 3,000 394
ASE Technology Holding Co. Ltd. ........................................... 642,000 2,835
ASE Technology Holding Co. Ltd. , ADR ...................................... 395,900 3,856
Chicony Electronics Co. Ltd. .............................................. 59,000 350
Compeq Manufacturing Co. Ltd. ............................................ 803,000 1,936
Elite Material Co. Ltd. ................................................... 141,000 2,214
Getac Holdings Corp. .................................................... 175,000 662
Gold Circuit Electronics Ltd. ............................................... 284,800 2,320
Hon Hai Precision Industry Co. Ltd. , GDR ..................................... 195,675 1,261
King Yuan Electronics Co. Ltd. ............................................. 839,000 2,363
Lotes Co. Ltd. ......................................................... 10,000 325
MediaTek, Inc. ......................................................... 220,000 7,941
Novatek Microelectronics Corp. ............................................ 102,000 1,942
Powertech Technology, Inc. ................................................ 68,000 336
Radiant Opto-Electronics Corp. ............................................. 85,000 397
Sercomm Corp. ........................................................ 93,000 399
Simplo Technology Co. Ltd. ............................................... 30,000 405
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ............................. 47,184 6,071
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 1,581,000 34,657
Tripod Technology Corp. ................................................. 58,000 382
Unimicron Technology Corp. .............................................. 323,000 1,836
United Microelectronics Corp. ............................................. 911,000 1,405
Wistron NeWeb Corp. .................................................... 137,865 670
Wiwynn Corp. ......................................................... 25,000 1,846
Yageo Corp. ........................................................... 96,000 1,697
78,500
Materials (0.2%):
Allied Supreme Corp. .................................................... 35,000 450
Taiwan Hon Chuan Enterprise Co. Ltd. ....................................... 128,000 589
1,039
94,921
Thailand (1.3%):
Energy (0.7%):
PTT Exploration & Production PCL , Class F ................................... 277,600 1,166
PTT Exploration & Production PCL-NVDR .................................... 578,400 2,429
3,595
Health Care (0.4%):
Bangkok Dusit Medical Services PCL-NVDR .................................. 2,337,800 1,857
Mega Lifesciences PCL-NVDR ............................................. 240,200 279
2,136
Materials (0.1%):
Tipco Asphalt PCL-NVDR ................................................ 777,200 345

Victory Portfolios III
Victory Emerging Markets Fund
16
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Real Estate (0.1%):
Sansiri PCL-NVDR ..................................................... 5,139,600 $ 264
Utilities (0.0%):(a)
TTW PCL-NVDR ...................................................... 968,900 254
6,594
Turkey (1.0%):
Consumer Discretionary (0.1%):
Teknosa Ic Ve Dis Ticaret AS (b) ............................................ 438,176 709
Consumer Staples (0.1%):
Coca-Cola Icecek AS .................................................... 34,741 719
Financials (0.5%):
Yapi ve Kredi Bankasi AS ................................................. 3,380,276 2,496
Industrials (0.3%):
Pegasus Hava Tasimaciligi AS (b) ........................................... 47,199 1,297
Tekfen Holding AS ...................................................... 122,591 184
1,481
5,405
United Arab Emirates (1.2%):
Financials (0.4%):
Emirates NBD Bank PJSC ................................................ 487,172 2,425
Industrials (0.1%):
Air Arabia PJSC ........................................................ 688,813 537
Real Estate (0.7%):
Emaar Development PJSC ................................................ 251,266 542
Emaar Properties PJSC ................................................... 1,341,350 2,967
3,509
6,471
United Kingdom (0.5%):
Consumer Staples (0.4%):
Unilever PLC ......................................................... 39,674 1,942
Health Care (0.1%):
Hikma Pharmaceuticals PLC ............................................... 35,841 889
2,831
United States (0.6%):
Consumer Discretionary (0.6%):
Samsonite International SA (b) (c) ............................................ 631,500 2,203
SharkNinja, Inc. ........................................................ 18,803 1,015
3,218
Uruguay (0.3%):
Consumer Discretionary (0.3%):
MercadoLibre, Inc. (b) ................................................... 820 1,307
Total Common Stocks (Cost $401,432) 511,526
Exchange-Traded Funds (0.0%)(a)
United States (0.0%):(a)
iShares MSCI Emerging Markets Small-Cap ETF ................................ 2,709 158
Total Exchange-Traded Funds (Cost $152) 158
Collateral for Securities Loaned (0.0%)^(a)
United States (0.0%):(a)
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .22% (g) ........ 31,508 32

Victory Portfolios III
Victory Emerging Markets Fund
17
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Name
Acquisition Date
Cost
Gazprom PJSC .............................................
7/28/2021
$ 4,261
Mobile TeleSystems PJSC , ADR .................................
4/4/2016
2,117
Moscow Exchange MICEX-RTS PJSC ............................
5/4/2020
331
Rosneft Oil Co. PJSC , GDR ....................................
3/6/2020
2,920
Sberbank of Russia PJSC ......................................
3/2/2015
800
Sberbank of Russia PJSC , ADR ..................................
11/11/2020
4,362
Security Description Shares
Value
(000)
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .24% (g) ............ 31,408 $ 31
Invesco Government & Agency Portfolio, Institutional Shares , 5 .25% (g) ............... 31,408 31
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .22% (g) . 31,508 32
Total Collateral for Securities Loaned (Cost $126) 126
Total Investments (Cost $401,710) — 98.4% 511,810
Other assets in excess of liabilities — 1.6% 8,160
NET ASSETS - 100.00% $ 519,970
^ Purchased with cash collateral from securities on loan.
(a) Amount represents less than 0.05% of net assets.
(b) Non-income producing security.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of February 29, 2024, the fair value of these securities was
$4,123 (thousands) and amounted to 0.8% of net assets.
(d) All or a portion of this security is on loan.
(e) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of February 29, 2024. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(f) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at February 29, 2024 (amounts in thousands):
(g) Rate disclosed is the daily yield on February 29, 2024.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
GDR
—
Global Depositary Receipt
NVDR
—
Non-Voting Depository Receipt
PCL
—
Public Company Limited
PLC
—
Public Limited Company

Statement of Assets and Liabilities
February 29, 2024
18
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
Victory Emerging
Markets Fund
Assets:
Investments, at value (Cost $401,710) $ 511,810 (a)
Foreign currency, at value (Cost $2,856) 2,859
Cash 10,173
Receivables:
Interest and dividends 1,373
Capital shares issued 159
Investments sold 550
From Adviser 82
Reclaims 62
Prepaid expenses 24
Total Assets 527,092
Liabilities:
Payables:
Collateral received on loaned securities 126
Investments purchased 2,375
Capital shares redeemed 121
Accrued foreign capital gains taxes 3,734
Accrued expenses and other payables:
Investment advisory fees 428
Administration fees 50
Custodian fees 77
Transfer agent fees 86
Compliance fees — (b)
Trustees' fees — (b)
Other accrued expenses 125
Total Liabilities 7,122
Commitments and contingencies (Note 5 )
Net Assets:
Capital 460,461
Total accumulated earnings/(loss) 59,509
Net Assets $ 519,970
Net Assets
Fund Shares $ 245,320
Institutional Shares 274,650
Total $ 519,970
Shares (unlimited number of shares authorized with no par value):
Fund Shares 12,178
Institutional Shares 13,670
Total 25,848
Net asset value, offering and redemption price per share:(c)
Fund Shares $ 20 .15
Institutional Shares 20 .09
(a) Includes $660 thousand of securities on loan.
(b) Rounds to less than $1 thousand.
(c) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Year Ended February 29, 2024
19
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory Emerging
Markets Fund
Investment Income:
Dividends $ 20,954
Interest 384
Securities lending (net of fees) 37
Foreign tax withholding (2,305)
Total Income 19,070
Expenses:
Investment advisory fees 6,333
Administration fees — Fund Shares 360
Administration fees — Institutional Shares 373
Sub-Administration fees 56
Custodian fees 490
Transfer agent fees — Fund Shares 583
Transfer agent fees — Institutional Shares 392
Trustees' fees 46
Compliance fees 6
Legal and audit fees 123
State registration and filing fees 42
Interfund lending fees 7
Other expenses 119
Total Expenses 8,930
Expenses waived/reimbursed by Adviser (379)
Net Expenses 8,551
Net Investment Income (Loss) 10,519
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 4,708
Foreign taxes on realized gains (2,520)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 70,737
Net change in accrued foreign taxes on unrealized gains (2,551)
Net realized/unrealized gains (losses) on investments 70,374
Change in net assets resulting from operations $ 80,893

20
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Emerging Markets Fund
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 10,519 $ 11,878 $ 10,376
Net realized gains (losses) 2,188 (35,202) 29,377
Net change in unrealized appreciation/depreciation 68,186 (37,109) (181,540)
Change in net assets resulting from operations 80,893 (60,433) (141,787)
Distributions to Shareholders:
Fund Shares (4,426) (3,948) (2,223)
Institutional Shares (8,059) (7,622) (3,355)
Class A — (1) (b) —
Change in net assets resulting from distributions to shareholders (12,485) (11,571) (5,578)
Change in net assets resulting from capital transactions (158,736) 6,874 49,614
Change in net assets (90,328) (65,130) (97,751)
Net Assets:
Beginning of period 610,298 675,428 773,179
End of period $ 519,970 $ 610,298 $ 675,428
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.
(b) Class A activity is for the period June 1, 2022 to February 22, 2023 (date of termination).

21
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Emerging Markets Fund
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 12,813 $ 8,152 $ 20,578
Distributions reinvested 4,363 3,892 2,195
Cost of shares redeemed (35,682) (23,929) (51,176)
Total Fund Shares $ (18,506) $ (11,885) $ (28,403)
Institutional Shares
Proceeds from shares issued $ 28,082 $ 74,640 $ 122,913
Distributions reinvested 8,053 7,616 3,352
Cost of shares redeemed (176,365) (63,439) (48,191)
Total Institutional Shares $ (140,230) $ 18,817 $ 78,074
Class A
Proceeds from shares issued $ — $ 20 (b) $ — (c)
Distributions reinvested — — (b) (c) —
Cost of shares redeemed — (78) (b) (57)
Total Class A $ — $ (58) (b) $ (57)
Change in net assets resulting from capital transactions $ (158,736) $ 6,874 $ 49,614
Share Transactions:
Fund Shares
Issued 676 457 918
Reinvested 226 224 101
Redeemed (1,882) (1,345) (2,309)
Total Fund Shares (980) (664) (1,290)
Institutional Shares
Issued 1,472 4,275 5,737
Reinvested 418 439 154
Redeemed (9,368) (3,544) (2,177)
Total Institutional Shares (7,478) 1,170 3,714
Class A
Issued — 1 (b) — (d)
Reinvested — — (b) (d) —
Redeemed — (4) (b) (3)
Total Class A — (3) (b) (3)
Change in Shares (8,458) 503 2,421
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.
(b) Class A activity is for the period June 1, 2022 to February 22, 2023 (date of termination).
(c) Rounds to less than $1 thousand.
(d) Rounds to less than 1 thousand shares.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
22
See notes to financial statements.
Victory Emerging Markets Fund
Fund Shares
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Year
Ended
May 31, 2019
Net Asset Value, Beginning of Period $17.82 $20.00 $24.66 $16.16 $17.14 $18.84
Investment Activities:
Net investment income (loss) 0.30(b) 0.34(b) 0.30(b) 0.16(b) 0.25(b) 0.17
Net realized and unrealized gains (losses) 2.39 (2.22) (4.81) 8.57 (1.17) (1.67)
Total from Investment Activities 2.69 (1.88) (4.51) 8.73 (0.92) (1.50)
Distributions to Shareholders from:
Net investment income (0.36) (0.30) (0.15) (0.23) (0.06) (0.20)
Total Distributions (0.36) (0.30) (0.15) (0.23) (0.06) (0.20)
Net Asset Value, End of Period $20.15 $17.82 $20.00 $24.66 $16.16 $17.14
Total Return(c)(d) 15.18% (9.36)% (18.33)% 54.25% (5.41)% (7.86)%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 1.52% 1.48% 1.47% 1.45% 1.48% 1.48%(i)
Net Investment Income (Loss)(e) 1.57% 2.53% 1.35% 0.77% 1.44% 1.02%
Gross Expenses(e)(h) 1.59% 1.57% 1.47% 1.47% 1.54% 1.48%(i)
Supplemental Data:
Net Assets at end of period (000's) $245,320 $234,472 $276,456 $372,624 $281,937 $340,465
Portfolio Turnover(c)(j) 62% 45% 54% 73%(k) 124%(l) 68%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(k) Reflects a return to normal trading levels after a prior year transition.
(l) Reflects increased trading activity due to current year transition or asset allocation shift.

23
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Emerging Markets Fund
Institutional Shares
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Year
Ended
May 31, 2019
Net Asset Value, Beginning of Period $17.77 $19.97 $24.62 $16.14 $17.10 $18.79
Investment Activities:
Net investment income (loss) 0.34(b) 0.35(b) 0.35(b) 0.20(b) 0.29(b) 0.18
Net realized and unrealized gains (losses) 2.38 (2.21) (4.80) 8.55 (1.17) (1.62)
Total from Investment Activities 2.72 (1.86) (4.45) 8.75 (0.88) (1.44)
Distributions to Shareholders from:
Net investment income (0.40) (0.34) (0.20) (0.27) (0.08) (0.25)
Total Distributions (0.40) (0.34) (0.20) (0.27) (0.08) (0.25)
Net Asset Value, End of Period $20.09 $17.77 $19.97 $24.62 $16.14 $17.10
Total Return(c)(d) 15.38% (9.26)% (18.15)% 54.46% (5.17)% (7.58)%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 1.32% 1.30% 1.28% 1.26% 1.29% 1.25%(i)
Net Investment Income (Loss)(e) 1.82% 2.60% 1.59% 0.96% 1.67% 1.24%
Gross Expenses(e)(h) 1.38% 1.37% 1.31% 1.29% 1.33% 1.25%(i)
Supplemental Data:
Net Assets at end of period (000's) $274,650 $375,826 $398,909 $400,408 $327,156 $491,978
Portfolio Turnover(c)(j) 62% 45% 54% 73%(k) 124%(l) 68%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(k) Reflects a return to normal trading levels after a prior year transition.
(l) Reflects increased trading activity due to current year transition or asset allocation shift.

Notes to Financial Statements
February 29, 2024
Victory Portfolios III
24
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following Fund (the "Fund"):
The Fund is classified as diversified under the 1940 Act. Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the
“Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the "Board"),  has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund’s NAV is calculated. The Fund uses a systematic
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Emerging Markets Fund Emerging Markets Fund Fund Shares and Institutional Shares

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
25
valuation model, provided daily by an independent third party to fair value its international equity securities. The valuations are categorized as
Level 2 in the fair value hierarchy.
A summary of the valuations as of February 29, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of February 29, 2024, there were no significant transfers into/out of Level 3. The transfers out of Level 3 investments for the Fund were immaterial, although the change in unrealized appreciation (depreciation) on these investments was $3,494 thousand due to the sale of Magnit
PJSC and write-off of China Animal Healthcare Ltd.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassed to realized gains or return of capital as estimated by the Fund based on calendar year-end information as it becomes known or available.
Investment Companies:
Exchange-Traded Funds:
The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Foreign Exchange Currency Contracts:
The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund’s foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. The Fund enters into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Fund does not enter into such contracts solely for the purpose of earning foreign currency gains). As of February
29, 2024, the Fund had no open forward foreign exchange currency contracts.
Level 1 Level 2 Level 3 Total
Emerging Markets Fund
Common Stocks ............................................... $ 124,712 $ 386,748 $ 66 $ 511,526
Exchange-Traded Funds ......................................... 158 — — 158
Collateral for Securities Loaned ................................... 126 — — 126
Total ....................................................... $ 124,996 $ 386,748 $ 66 $ 511,810

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
26
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table (amounts in thousands) is a summary of the Fund’s securities lending transactions as of February 29, 2024.
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28 or February 29 for leap years.
For the year ended February 29, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Emerging Markets Fund ............................................ $ 660 $ 580 $ 126

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
27
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended February 29, 2024, were as follows (amounts in thousands):
4. Affiliated Fund Ownership:
The Fund offers shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of February 29, 2024, certain affiliated fund-of-funds owned total outstanding shares of the Fund as follows:
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 1.00% of the Fund’s average daily net assets. Amounts incurred and paid to
VCM for the year ended February 29, 2024, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Emerging Markets Fund Index. The Lipper Emerging Markets Fund Index tracks the total return performance of the largest funds within the Lipper Emerging Markets Fund category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
Excluding U.S. Government
Securities
Purchases Sales
Emerging Markets Fund ..................................................................... $ 368,230 $ 533,957
Affiliated Victory Portfolios III Funds
Ownership %
Victory Cornerstone Conservative Fund 0.5
Victory Cornerstone Equity Fund 2.2
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 100 to 400  +/- 4
+/- 401 to 700  +/- 5
+/- 701 and greater  +/- 6

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
28
(
a
)
Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Emerging Markets Fund Index over that period, even if the class has overall negative returns during the performance period.
For the year ended February 29, 2024, performance adjustments were:
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets.
VCM entered into an Investment Subadvisory Agreement with Lazard Asset Management LLC (“Lazard”), under which Lazard directs the investment and reinvestment of a portion of the Fund’s assets (as allocated from time to time by VCM). This arrangement provides for monthly fees that are paid by VCM (not the Fund) to the subadviser.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15% and 0.10%, which is based on the Fund's average daily net assets of the Fund Shares and Institutional Shares, respectively. Amounts incurred for the year ended February 29,
2024, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of average daily net assets, plus out-of-pocket expenses.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Emerging Markets Fund Fund Shares
Institutional
Shares
in thousands $ 87 $ 115
as annual % rate 0.04% 0.03%

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
29
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the year ended
February 29, 2024, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2024. Under the terms of the agreement, the
Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the
Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits.
As of February 29, 2024, the expense limits (excluding voluntary waivers) were:
Under the terms of the expense limitation agreement, as amended June 22, 2023, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at February 29, 2024.
As of February 29, 2024, the following amounts are available to be repaid to the Adviser (amounts in thousands):
* Amount expires by May 31, 2024.
** Amount expires by May 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended February 29, 2024.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
6. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected
(or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
Foreign Securities Risk  — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Global markets, or those in a particular region, may all react in similar fashion to important political, economic, or other developments. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable
In effect until June 30, 2024
Fund Shares Institutional Shares
Emerging Markets Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.48% 1.29%
Expires
2024*
Expires
2025**
Expires
2026
Expires
2027 Total
Emerging Markets Fund .................................... $ 54 $ 99 $ 346 $ 379 $ 878

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
30
and make such investments riskier and more volatile. Certain Russian securities held by the Fund had declared dividends, however there is no assurance these dividends can be collected by the Fund. As a result, all such dividend receivables related to these Russian securities are valued at zero as of the current fiscal year-end.
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended February 29, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 26, 2024, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The average borrowing for the days outstanding and average interest rate for the Fund during the year ended February 29, 2024, were as follows
(amounts in thousands):
* Based on the number of days borrowings were outstanding for the year ended February 29, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Fund during the year ended February 29, 2024, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the year ended February 29, 2024.
8. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of February 29, 2024, on the Statement of Assets and Liabilities, there were no permanent book-to-tax difference reclassification adjustments.
Amount
Outstanding at
February 29, 2024
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Emerging Markets Fund .................................... $ — $ 2,424 6.45% $ 2,900
Borrower or
Lender
Amount
Outstanding at
February 29, 2024
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Emerging Markets Fund ........................... Borrower $ — $ 2,425 5.88% $ 5,378

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
31
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
* Effective February 28, 2023, the Fund's fiscal year end changed from May 31 to February 28.
As of February 29, 2024, the components of accumulated earnings/(loss) on a tax basis were as follows (amounts in thousands):
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales and passive foreign investment company adjustments.
As of February 29, 2024, the Fund had net capital loss carryforwards as shown in the table below (amounts in thousands). It is unlikely that the
Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
As of February 29, 2024, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
9. New Regulatory Pronouncement:
In October 2022, the SEC adopted the Tailored Shareholder Reports Rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided
Year Ended February 29, 2024
Distributions Paid
From:
Ordinary
Income
Total
Distributions
Paid
Emerging Markets Fund ................................................................... $ 12,485 $ 12,485
Nine Months Ended February 28,
2023*
Distributions Paid
From:
Ordinary
Income
Total
Distributions
Paid
Emerging Markets Fund ................................................................... $ 11,571 $ 11,571
Year Ended May 31, 2022
Distributions Paid
From:
Ordinary
Income
Total
Distributions
Paid
Emerging Markets Fund ................................................................... $ 5,578 $ 5,578
Undistributed
Ordinary
Income
Other
Earnings
(Loss)
Accumulated
Earnings
(Loss)
Accumulated
Capital and
Other Losses
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings
(Loss)
Emerging Markets Fund .................. $ 16,218 $ (3,742) $ 12,476 $ (47,009) $ 94,042 $ 59,509
Short-Term
Amount
Long-Term
Amount Total
Emerging Markets Fund ................................................. $ (40,367) $ (6,642) $ (47,009)
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Emerging Markets Fund ............................... $ 417,768 $ 143,726 $ (49,684) $ 94,042

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
32
directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.

33
Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Victory Emerging Markets Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Victory Emerging Markets Fund (the “Fund”) (one of the funds constituting Victory Portfolios III (the “Trust”)), including the schedule of portfolio investments, as of February 29, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended and the period from June 1, 2022 through February 28, 2023 and the year ended May 31, 2022, the financial highlights for the year then ended and the period from June 1, 2022 through February 28, 2023 and each of the four years in the period ended May 31, 2022, and the related notes (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Victory Portfolios III) at February 29, 2024, the results of its operations for the year then ended, the changes in its net assets for the year then ended and the period from June 1, 2022 through February 28, 2023 and the year ended May 31, 2022, and its financial highlights for the year then ended and the period from June 1, 2022 through February 28, 2023 and each of the four years in the period ended
May 31, 2022, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 29, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Victory Capital investment companies since 1995.
San Antonio, Texas
April 26, 2024

Supplemental Information
February 29, 2024
Victory Portfolios III
34
(Unaudited)
Trustee and Officer Information
Board of Trustees:
Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the
State of Delaware. There are currently seven Trustees, six of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (“Independent Trustees”) and one of whom is an “interested person” of the Trust within the meaning of that term under the
1940 Act (“Interested Trustee”). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.
The following tables list the Trustees, their date of birth, position with the Trust, commencement of service, principal occupations during the past five years, and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange
Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 45 portfolios in the Trust. Each Trustee’s address is c/o Fund
Administration, 15935 La Cantera Pkwy, San Antonio, TX 78256.
Name and Date of
Birth
Position Held with the
Trust
Date Commenced
Service
Principal Occupation During Past
5 Years
Other Directorships Held During Past
5 Years
Independent Trustees
Jefferson C. Boyce
(September 1957)
Independent
Chair
Trustee since
September 2013,
Independent Chair
since January 2021
Retired. Westhab, Inc., New York Theological
Seminary, American Filtration Corp.
Dawn M. Hawley
(February 1954)
Trustee April 2014 Retired. None.
Daniel S. McNamara
(June 1966)
Trustee January 2012 Trustee, President, and Vice
Chairman of USAA ETF Trust (6/17-
6/19); President of Financial Advice
& Solutions Group (FASG), USAA
(2/13-3/21); Director of USAA Asset
Management Company (AMCO),
(8/11-6/19); Chairman of Board of
AMCO (4/13-6/19); Director of
USAA Investment Services Company
(ISCO) (formerly USAA Investment
Management Company) (9/09-3/21);
Chairman of Board of ISCO (4/13-
12/20); President and Director of
USAA Shareholder Account Services
(SAS) (10/09-6/19); Chairman of
Board of SAS (4/13-6/19); Senior
Vice President of USAA Financial
Planning Services Insurance Agency,
Inc. (FPS) (4/11-3/21); Director and
Vice Chairman of FPS (12/13-3/21);
President and Director of USAA
Investment Corporation (ICORP)
(3/10-3/21); Chairman of Board of
ICORP (12/13-3/21); Director of
USAA Financial Advisors, Inc. (FAI)
(12/13-3/21); Chairman of Board of
FAI (3/15-3/21).
None.
Richard Y.
Newton, III
(January 1956)
Trustee March 2017 Director, Elta North America (1/18-
8/19), which is a global leader in the
design, manufacture, and support
of innovative electronic systems in
the ground, maritime, airborne, and
security domains for the nation’s
warfighters, security personnel, and
first responders; Managing Partner,
Pioneer Partnership Development
Group (12/15-present).
Terran Orbital Corp., American Made
Filtration Corp.

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
35
(Unaudited)
* Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.
The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.
Barbara B. Ostdiek,
Ph.D. (March 1964)
Trustee January 2008 Senior Associate Dean of Degree
programs at Jesse H. Jones Graduate
School of Business at Rice University
(7/13-present); Associate Professor
of Finance at Jesse H. Jones Graduate
School of Business at Rice University
(7/01-7/21); Professor of Finance
at Jesse H. Jones Graduate School
of Business at Rice University
(7/21-present).
None.
John C. Walters
(February 1962)
Trustee July 2019 Retired. Guardian Variable Products Trust
(16 series)
Interested Trustee
David C. Brown*
(May 1972)
Trustee July 2019 Chief Executive Officer and
Chairman (since 2013), the Adviser;
Chief Executive Officer and
Chairman (since 2013), Victory
Capital Holdings, Inc.; Director
(since 2013), Victory Capital
Services, Inc.; Director (since 2019),
Victory Capital Transfer Agency, Inc.
Trustee, Victory Portfolios; Board
Member, Victory Capital Services, Inc.

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
36
(Unaudited)
Officers:
The officers of the Trust are elected by the Board to actively supervise the Trust’s day-to-day operations. The officers of the Trust, their date of birth, the length of time served, and their principal occupations during the past five years are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the
Trust is 15935 La Cantera Parkway, San Antonio, Texas 78256. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.
Name and Date of Birth Position with the Trust
Date Commenced
Service Principal Occupation During Past 5 Years
James K. De Vries
(April 1969)
President March 2018 Head of Fund Administration, the Adviser (5/1/23-present); Vice
President, Victory Capital Transfer Agency, Inc. (4/20/23-present);
Executive Director, the Adviser (7/1/19-4/30/23); Executive
Director, Investment and Financial Administration, USAA (2012-
6/30/19); Treasurer, USAA Mutual Funds Trust (2018-4/30/23).
Mr. De Vries also serves as the Principal Executive Officer for the Funds, Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.
Scott A. Stahorsky
(July 1969)
Vice President July 2019 Director, Third-Party Dealer Services & Reg Administration, Fund
Administration, the Adviser (5/1/23-present); Vice President,
Victory Capital Transfer Agency, Inc. (4/20/23-present); Manager,
Fund Administration, the Adviser (2015-4/30/23). Mr. Stahorsky
also serves as Vice President of Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Thomas Dusenberry
(July 1977)
Secretary June 2022 Director, Fund Administration, the Adviser (5/1/23-present);
Manager, Fund Administration, the Adviser (2022-4/30/23);
Treasurer and Principal Financial Officer (2020-2022), Assistant
Treasurer (2019), Salient MF Trust, Salient Midstream, MLP
Fund, and Forward Funds; Principal Financial Officer (2018-
2021) and Treasurer (2020-2021), Salient Private Access Funds
and Endowment PMF Funds; Senior Vice President of Fund
Accounting and Operations, Salient Partners (2020-2022); Director
of Fund Operations, Salient Partners (2016-2019). Mr. Dusenberry
also serves as Secretary of Victory Portfolios, Victory Portfolios II
and Victory Variable Insurance Funds.
Allan Shaer
(March 1965)
Treasurer July 2019 Senior Vice President, Financial Administration, Citi Fund Services
Ohio, Inc. (since 2016). Mr. Shaer also serves as the Funds’
Principal Financial and Accounting Officer. Mr. Shaer also serves as Treasurer of Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.
Christopher A. Ponte
(March 1984)
Assistant Treasurer May 2023 Director, Fund and Broker Dealer Finance, the Adviser
(5/1/23-present); Manager, Fund Administration, the Adviser
(2017-4/30/23); Chief Financial Officer, Victory Capital Services,
Inc. (since 2018). Mr. Ponte also serves as Assistant Treasurer of Victory Portfolios, Victory Portfolios II and Victory Variable
Insurance Funds.
Carol D. Trevino
(October 1965)
Assistant Treasurer September 2018 Director, Financial Reporting, Fund Administration, the Adviser
(5/1/23-present); Director, Accounting and Finance, the Adviser
(7/1/19-4/30/23); Accounting/Financial Director, USAA (12/13-
6/30/19). Ms. Trevino also serves as Assistant Treasurer Victory
Portfolios, Victory Portfolios II and Victory Variable Insurance
Funds.
Sean Fox
(September 1976)
Chief Compliance Officer June 2022 Senior Compliance Officer, the Adviser (2019-present);
Compliance Officer, the Adviser (2015-2019). Mr. Fox also
serves as Chief Compliance Officer for Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Michael Bryan
(December 1962)
Anti-Money Laundering
Compliance Officer and
Identity Theft Officer
May 2023 Vice President, CCO Compliance Support Services, Citi Fund
Services Ohio, Inc. (2008-present). Mr. Bryan also serves as the
Anti-Money Laundering Compliance Officer and identity Theft
Officer for Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.

Victory Portfolios III
37
(Unaudited)
Supplemental Information — continued
February 29, 2024
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Fund’s Statement of Additional Information on our website or upon request by calling 800-235-8396. The Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and is available on the SEC’s website at sec.gov.
Expense Examples
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1,
2023, through February 29, 2024.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
9/1/23
Actual
Ending
Account
Value
2/29/24
Hypothetical
Ending
Account
Value
2/29/24
Actual
Expenses
Paid During
Period
9/1/23 - 2/29/24*
Hypothetical
Expenses
Paid During
Period
9/1/23 - 2/29/24*
Annualized
Expense Ratio
During Period
9/1/23 - 2/29/24
Emerging Markets Fund
Fund Shares ............................ $ 1,000.00 $ 1,072.90 $ 1,017.26 $ 7.89 $ 7.67 1.53%
Institutional Shares ....................... 1,000.00 1,073.50 1,018.20 6.91 6.72 1.34%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Portfolios III
38
(Unaudited)
Supplemental Information — continued
February 29, 2024
Additional Federal Income Tax Information
For the fiscal year ended February 29, 2024, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per share outstanding on February 29, 2024, were $0.96 and $0.19, respectively.

Victory Portfolios III
39
(Unaudited)
Supplemental Information — continued
February 29, 2024
Considerations of the Board in Continuing the Investment Advisory Agreements
Victory Emerging Markets Fund (the “Fund”)
At a meeting of the Board of Trustees (the “Board”) of Victory Portfolios III (the “Trust”) held on December 7-8, 2023, the Board, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the
“Independent Trustees”), approved for an annual period the continuance of the Investment Advisory Agreement (the “Advisory Agreement”)
between the Trust and Victory Capital Management Inc. (the “Adviser”) and the Subadvisory Agreement between the Adviser and Lazard Asset
Management LLC (the “Subadviser”) with respect to the Fund. Prior to the December 7-8, 2023 meeting at which the Advisory Agreement and Subadvisory Agreement were approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement and Subadvisory Agreement at a meeting held on November 17, 2023.
In advance of the foregoing meetings, the Trustees requested, received and considered a variety of information relating to the Advisory
Agreement and Subadvisory Agreement and the Adviser and the Subadviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund’s investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Adviser’s revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser’s and the Subadviser’s operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement and Subadvisory Agreement with management and with experienced independent counsel retained by the Independent
Trustees (“Independent Counsel”) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement and the Subadvisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement and the Subadvisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.
The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Adviser and the Subadviser in providing services to the Fund.
At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund’s performance and related services provided by the Adviser and the Subadviser. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser’s profitability with respect to the Fund. However, the
Board noted that the evaluation process with respect to the Adviser and the Subadviser is an ongoing one. In this regard, the Board’s and its committees’ consideration of the Advisory Agreement and Subadvisory Agreement included information previously received at such meetings.
The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser and
Subadviser in prior years and that the Board’s conclusions may be based, in part, on its consideration of these same arrangements in prior years.
ADVISORY AGREEMENT
After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.
Nature, Extent, and Quality of Services – In considering the nature, extent, and quality of the services provided by the Adviser under the
Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board considered that the Adviser manages the Fund’s assets directly through one or more investment franchises, and in doing so, continuously supervises the investment and reinvestment of cash and securities comprising the Fund’s assets. The Board also considered that the Adviser monitors pertinent economic, statistical, and financial data to determine which issuers and securities to include in the Fund’s portfolio as part of a continuous investment program. The Board took into account that the Adviser’s investment management services also include the regular and ongoing oversight of the Subadviser and the sub-advised portion of the Fund. The Board also took into account its knowledge of the Adviser’s management and the quality of the performance of the Adviser’s duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Adviser and its affiliates provide administrative services, transfer agency services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.
The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund’s compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.
The Board considered the Adviser’s management style and the performance of the Adviser’s duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
40
(Unaudited)
personnel, as well as current staffing levels. The Board considered the Adviser’s process for monitoring the performance of the Subadviser and the Adviser’s timeliness in responding to performance issues. The allocation of the Fund’s brokerage, including the Adviser’s process for monitoring “best execution,” also was considered. The Adviser’s role in coordinating the activities of the Fund’s other service providers was also considered. The Board also considered the Adviser’s risk management processes. The Board considered the Adviser’s financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.
The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the
Adviser’s oversight of the Fund’s day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser’s compliance and administrative staff.
Expenses and Performance – In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund’s advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund’s expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the “expense group”) and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the “expense universe”). Among other data, the Board noted
that the Fund’s net management fee rate – which includes advisory and administrative services and the effects of any performance adjustment, as well as any fee waivers and reimbursements – was above the medians of its expense group and expense universe. The data indicated that the
Fund’s total expenses, including after any reimbursements, were above the medians of its expense group and its expense universe. The Board took into account management’s discussion of the Fund’s expenses. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above, and noted the high quality of services received by the Fund. The Board also took into account that the subadvisory fees under the Subadvisory Agreement are paid by the Adviser. The Board also considered and discussed information about the Subadviser’s fees, including the amount of management fees retained by the Adviser after payment of the subadvisory fees.
In considering the Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund’s performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund’s average annual total returns relative to its
Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the “performance universe”). The
Fund’s performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/
objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund’s performance was above the average of its performance universe for the one-, three-, five- and ten-year periods ended June 30, 2023, was above its Lipper index for the one-, three- and five-year periods ended June 30, 2023, and was below its Lipper index for the ten-year period ended
June 30, 2023.
As part of its consideration, the Board factored into its evaluation of the Fund’s expenses and performance, the potential limitations inherent in the methodology used by the independent third party for developing and constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. In this regard, the Board also noted that the methodology may result in the Fund’s being included in one peer group one year and in a different peer group the next, and in similar funds being included in different peer groups. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by the third party provided a useful measure of comparative expenses and performance.
Compensation and Profitability – The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser’s business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the
Adviser pays the Fund’s subadvisory fees and also noted that the Adviser waived a portion of its management fee and/or reimbursed certain expenses with respect to the Fund. The Trustees reviewed the profitability of the Adviser’s relationship with the Fund before tax expenses. The
Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service.
In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide transfer agency services, shareholder servicing and administrative services to the Fund for which they receive compensation. The
Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.
Economies of Scale – The Board considered whether there should be changes in the management fee rate or structure in order to enable the
Fund to participate in any economies of scale. The Board also considered the fee waiver and expense reimbursement arrangements by the
Adviser. The Board considered the fact that the Adviser also pays the Fund’s subadvisory fees. The Board also considered the effect of the change in size, if any, of each of the Fund’s classes on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board also considered the Adviser’s reinvestment in the business in the form of adding

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
41
(Unaudited)
to investment capabilities and resources, improvements in technology, and customer service. The Board determined that the current investment management fee structure was reasonable.
Other Benefits – The Board also considered the potential direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. These potential benefits included, among other things, the opportunity to offer additional products and services to the Fund’s shareholders.
Conclusions – The Board reached the following conclusions regarding the Fund’s Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund’s advisory fees are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser’s and its affiliates’ level of profitability from their relationship with the
Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.
SUBADVISORY AGREEMENT
In approving the Subadvisory Agreement with respect to the Fund, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund by the Subadviser, including the personnel providing services; (ii) the Subadviser’s compensation and any other benefits derived from the subadvisory relationship; (iii) comparisons, to the extent applicable, of subadvisory fees and performance to comparable investment companies; and (iv) the terms of the Subadvisory Agreement. A summary of the Board’s analysis of these factors is set forth below. After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Subadvisory
Agreement. In approving the Subadvisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by
Independent Counsel.
Nature, Extent, and Quality of Services Provided; Investment Personnel – The Trustees considered information provided to them regarding the services provided by the Subadviser, including information presented periodically throughout the previous year. The Board considered the Subadviser’s level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Fund and the Subadviser’s level of staffing. The
Trustees considered, based on the materials provided to them by the Subadviser, whether the method of compensating portfolio managers is reasonable and includes mechanisms to prevent a manager with underperformance from taking undue risks. The Trustees also noted the
Subadviser’s brokerage practices. The Board also considered the Subadviser’s regulatory and compliance history. The Board also took into account the Subadviser’s risk management processes. The Board noted that the Adviser’s monitoring processes of the Subadviser include: (i)
regular telephonic meetings to discuss, among other matters, investment strategies, and to review portfolio performance; (ii) quarterly portfolio compliance checklists and quarterly compliance certifications to the Board; and (iii) due diligence visits to the Subadviser.
Subadviser Compensation – The Board also took into consideration the financial condition of the Subadviser. In considering the cost of services to be provided by the Subadviser and the profitability to the Subadviser of its relationship with the Fund, the Trustees noted that the fees under the Subadvisory Agreement were paid by the Adviser. The Trustees also relied on the ability of the Adviser to negotiate the Subadvisory
Agreement and the fees thereunder at arm’s length. For the above reasons, the Board determined that the profitability of the Subadviser from its relationship with the Fund was not a material factor in its deliberations with respect to the consideration of the approval of the Subadvisory
Agreement. For similar reasons, the Board concluded that the potential for economies of scale in the Subadviser’s management of the Fund was not a material factor in considering the Subadvisory Agreement.
Subadvisory Fees and Fund Performance – The Board compared the subadvisory fees for the Fund with the fees that the Subadviser charges to comparable clients, as applicable. The Board considered that the Fund pays a management fee to the Adviser and that, in turn, the
Adviser pays a subadvisory fee to the Subadviser. As noted above, the Board considered the Fund’s performance during the one-, three-, five-, and ten-year periods ended June 30, 2023, as compared to the Fund’s peer group and noted that the Board reviews at its regularly scheduled meetings information about the Fund’s performance results. The Board also considered the performance of the Subadviser. The Board noted
the Adviser’s experience and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadviser. The
Board was mindful of the Adviser’s focus on the Subadviser’s performance. The Board also noted the Subadviser’s performance record for similar accounts, as applicable.
Conclusions – The Board reached the following conclusions regarding the Subadvisory Agreement: (i) the Subadviser is qualified to manage the Fund’s assets in accordance with its investment objectives and policies; (ii) the Subadviser maintains an appropriate compliance program;
(iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and relevant indices; and (iv) the Fund’s advisory fees are reasonable in relation to those of similar funds and to the services to be provided by the Adviser and the Subadviser. Based on its conclusions, the Board determined that approval of the Subadvisory Agreement with respect to the Fund would be in the best interests of the Fund and its shareholders.

Victory Portfolios III
42
(Unaudited)
Supplemental Information — continued
February 29, 2024
Liquidity Risk Management Program:
The Fund has adopted and implemented a written liquidity risk management program (the “LRMP”) as required by Rule 22e-4 under the
Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to
Financial Statements). The Fund’s Board of Trustees approved the appointment of the Fund’s investment adviser, Victory Capital Management
Inc. (“Victory Capital”), as the administrator of the LRMP.
Victory Capital manages liquidity risks associated with the Fund’s investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of the Fund’s investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid, or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Fund’s portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.
At a meeting held on March 15, 2024, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Fund did not experience any significant liquidity challenges during the covered period, and the Fund’s LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure the Fund is able to meet redemption requests without significant dilution to the remaining investors’ interest in the Fund. During the review period, the Fund’s portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that the
Fund reasonably expected to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a highly liquid investment minimum. The Fund’s investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-RN and recommended no material changes to the LRMP.

Victory Portfolios III
43
(Unaudited)
Supplemental Information — continued
February 29, 2024
Privacy Policy
Facts
WHAT DOES VICTORY
DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect, and share depend on the product or service you have with us. This information can include:
■ Social Security number and income.
■ Account balances and account transactions.
■ Data from public sources and third-party data services.
How?
All financial companies need to share customers’ personal information to run their everyday business as permitted by law. For example, we share with print and mail companies that assist us in sending mail. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons Victory chooses to share and whether you can limit this sharing.
Reasons we can share your personal information
Does
Victory
share?
Can you limit
this sharing?
For our everyday business purposes —
such as to process your transactions, maintain your accounts, respond to court orders and legal investigations, or report to credit bureaus
Yes No
For our marketing purposes —
to offer products and services provided by Victory
Yes No
For joint marketing —
sharing with other financial companies to jointly market the other company’s products or services
No
We do not
share
For everyday business purposes of the Victory family of companies —
this can include information about your Victory transactions and experiences
Yes No
For everyday business purposes of the Victory family of companies —
this can include information about your creditworthiness or insurability
No
We do not
share
For non-Victory companies to market to you
No
We do not
share

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
44
(Unaudited)
To limit our
sharing
■ Visit us online: vcm.com/optout
■ Call (877) 660-4400 – our menu will prompt you through your choices.
Please note:
If you are a new customer, we can begin sharing this information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share and protect your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call your account representative or (877) 660-4400 and ask to speak to a representative.
Who we are
Who is providing this notice? Victory Capital Holdings, Inc., and its family of companies, including companies identified with the Victory Capital name as described in the affiliates section below.
What we do
How does Victory protect my
personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Victory collect my
personal information?
We collect your personal information, for example, when you:
■ Open an account or make deposits or withdrawals from your account.
■ Give us your contact or account information.
■ Direct us to buy or sell securities.
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing? Federal law gives you the right to limit only:
■ Sharing among affiliated companies for everyday business purposes information about your creditworthiness and insurability.
■ Affiliates from using your information to market to you.
■ Sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
What happens when I limit
sharing for an account I hold
jointly with someone else?
Your choices will apply to everyone on your account.
Definitions
Victory family of companies
(affiliates)
Companies owned or controlled by Victory Capital Holdings, Inc. They can be financial and nonfinancial companies in the Victory family of companies.
■ The Victory family of companies includes: companies with a Victory Capital name, including without limitation Victory Capital Services, Inc., Victory
Capital Transfer Agency, Inc., Victory Capital Management Inc. and its
subsidiaries, RS Investments (UK) Limited, RS Investments (Hong Kong)
Limited, and RS Investment Management (Singapore) Pte. Ltd., as well as pooled vehicles managed or administered by Victory Capital Management
Inc., from time to time.

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
45
(Unaudited)
Non-Victory companies
(nonaffiliates)
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
■ We only share with non-Victory companies to service transactions you request or as necessary to provide our services.
■ We do not share with non-Victory companies so they can market their products to you.
Joint Marketing A formal agreement between a Victory company and a non-Victory financial company to market the non-Victory company’s products or services to you.
■ We do not share with any non-Victory financial company for joint marketing.
Other important information
For Nevada Residents : Nevada law requires that we tell you about the option to be placed on our internal do-
not-call list. If you’d rather not receive sales calls from us, please call (877) 660-4400 and ask to speak to a representative so we can place you on our do-not-call list.
You may also contact: Bureau of Consumer Protection Office of the Nevada Attorney General, 555 E. Washington
Ave., Ste. 3900, Las Vegas, NV 89101, call 1-702-486-3132 or Email: BCPINFO@ag.state.nv.us.
For Vermont Residents : In accordance with Vermont law, we will not share information we collect about you with companies who are not affiliates, except as permitted by law, such as with your consent or to service your accounts.
We will not share information about your creditworthiness with our affiliates without your authorization or consent, but we may share information about our transactions or experiences with you with our affiliates as permitted by law.
For California Residents : In accordance with California law, we will not share information we collect about you with nonaffiliates, except as allowed by law. For example, we may share information with your consent or to service your accounts. Among our affiliates, we will limit information sharing to the extent required by California law.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
25558-0424

February 29, 2024
Annual Report
Victory Global Equity Income Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Shareholder Letter (Unaudited) 2
Manager’s Commentary (Unaudited) 4
Investment Overview (Unaudited) 6
Investment Objective and Portfolio Holdings (Unaudited) 7
Schedule of Portfolio Investments 8
Financial Statements
Statement of Assets and Liabilities
13
Statement of Operations
14
Statements of Changes in Net Assets
15
Financial Highlights
17
Notes to Financial Statements 18
Report of Independent Registered Public Accounting Firm 25
Supplemental Information (Unaudited)
Trustee and Officer Information
26
Proxy Voting and Portfolio Holdings Information
29
Expense Examples
29
Additional Federal Income Tax Information
30
Advisory Contract Approval
31
Liquidity Risk Management Program
34
Privacy Policy
35

Victory Funds Letter to Shareholders
(Unaudited)
Dear Shareholder,
The past year provided us with a stark reminder of just how quickly the investing environment and sentiment can shift. Fortunately, this time the change was for the better.
While 2022 was marred by stomach-churning volatility and steep drawdowns in both equities and bonds, it was a different story in our most recent annual reporting period ending February 29, 2024. Despite the ongoing challenges and uncertainties, investors benefited from a rebound in both stock and bond markets.
Looking back, it wasn’t clear sailing the entire year, and there were plenty of twists and turns along the way. An early-year relief rally was a welcome respite for investors, with some of the most beaten down growth-oriented sectors leading the market higher. However, the rebound was threatened in March due to some unusual turmoil within the banking sector, which resulted in the collapse of a few large regional banks. This turmoil sparked fears of a liquidity crunch and a wider banking contagion, and volatility increased while equities retreated. Fortunately, the U.S. Federal Reserve (the “Fed”) took quick action to restore confidence in the banking system. It also helped that the Fed finally paused its long series of aggressive rate hikes as inflation data finally began to cool.
Financial markets resumed their rally in the spring and early summer, but as we moved into the fall, markets reversed yet again.
Investors began wondering if the Fed would be able to remove all the excess liquidity that had been used to support the economy during the pandemic without causing a recession. Ironically, good news on the economy had become bad news on the interest-
rate outlook.
As we moved deeper into the third quarter of 2023, markets struggled with the renewed notion that interest rates would remain
“higher-for-longer,” which seemingly had become the Fed’s new mantra. Yields moved higher (peaking for the year), and equities sold off as many pundits were predicting an imminent recession.
However, as we approached year-end and eased into a new year, yields declined and equities moved sharply higher. Although it wasn’t a straight line by any means, in our view, the past 12 months have been a near-best-case scenario after the tumult of the prior year. The economy proved resilient, corporate earnings continued to meet or exceed expectations, labor markets eased, and key measures of inflation moderated. Financial markets even began pricing in a series of rate cuts for 2024, though whether this comes to fruition will be data-dependent in the months ahead.
In terms of the numbers, the S&P 500
®
Index, the bell-weather proxy for our domestic stock market, delivered an impressive total return of 30.45% for our annual reporting period. Bonds also rebounded from a dreadful prior year. The Bloomberg U.S.
Aggregate Bond Index—a proxy for a diversified fixed income portfolio and one that many investors and institutions follow closely—delivered a total return of 3.33% for the 12-month reporting period.
Although the past year was constructive for investors, it’s important to remember that it was a winding road replete with many challenges. As we have championed before, it’s vital to remain calm in the face of adversity, but it’s equally important to resist unbridled optimism when markets rally strongly. We think the best approach is to stay even keeled and unemotional, and that you should understand your own risk tolerance, maintain a well-diversified portfolio across asset classes and investment types, and make a long-term plan and stick to it. We still believe that’s the best formula for success.

On the following pages you will find information relating to your Victory Mutual Fund. If you have any questions, we encourage you to contact our Investment Specialist. Call 800-235-8396, or visit our website at vcm.com.
From all of us here at Victory Capital, thank you for letting us help you work toward your investment goals.
James De Vries
President,
Victory Funds

Victory Global Equity Income Fund
Manager’s Commentary
(Unaudited)
What were the market conditions during the reporting period?
In the second quarter of 2023, equities continued to rally. Many of the market leaders and underlying investing themes remained in place. The tech sector and other growth-oriented stocks—especially large-cap tech—moved sharply higher. Value-oriented equities also enjoyed positive results, though their gains were much more subdued during the quarter and the first half of the year by comparison. Investors cheered the notion that the U.S. Federal Reserve (the “Fed’) would finally pause its long streak of consecutive rate hikes. After raising the federal funds rate by yet another 25 basis points (a basis point is 1/100th of a percentage point) in May 2023, the Fed took a breather, thanks largely to signs that inflation was cooling. All this fueled stocks, especially growth-oriented stocks that tend to struggle in an environment of rising interest rates (and higher capital costs). Strong labor markets and resilient consumer spending—both of which continued to surprise economists during the second quarter—also pushed stocks higher while diminishing any near-term talk of recession.
The strong equity market rally enjoyed during the first half of the year did not continue in the third quarter. Although the quarter began on a strong note with many companies exceeding earnings expectations and most sectors moving higher in July, the momentum reversed as summer progressed. Was this simply the market taking a breather after a strong run? There were several factors that conspired to undermine the rally and investor sentiment. Many investors became concerned that continued strong labor markets—normally a good thing for the economy—would keep wages (and by extension inflation) elevated. The Fed certainly noticed the labor data and pledged to remain vigilant in the inflation fight. As the quarter progressed, the market struggled with the renewed notion that interest rates would remain “higher-for-longer,” which seemingly became the Fed’s new mantra.
After a rocky start to the fourth quarter, financial markets found their footing and coasted into year-end in what could only be described as a festive mood. October was a difficult month with both stock and bond markets facing severe headwinds. Chief among these was the notion that the Fed was not yet finished with its aggressive rate-hike campaign. More importantly, this was widely interpreted as a warning sign for future economic growth. In fact, many pundits were expecting an imminent recession, and stocks declined early in the quarter to reflect that possibility. Fortunately, it was a false alarm and sentiment flipped as we approached year-end. Economic growth proved resilient, corporate earnings continued to meet or exceed expectations, labor markets eased, and key measures of inflation moderated. Taming inflation has been the Fed’s primary focus, and although it remained above the stated 2% target late in the year, it was trending in the right direction and far below peak levels. This gave the
Fed the leeway to back off—and likely end—the historic rate-hike campaign.
As we moved into January of 2024, a concentrated rally lead by large-cap tech names once again lead the market. In February, the major U.S. equity indices concluded the month with gains. The notable development in February revolved around the change in market anticipation regarding the timing of the first interest rate reduction. Although rate cuts are still expected to occur, most anticipate they will now come later in the year.
How did the Victory Global Equity Income Fund (the “Fund”) perform during the reporting period?
For the reporting period ended February 29, 2024, the Fund had a total return (at net asset value) of 19.11%. This compares to returns of 11.32% for the MSCI World High Dividend Yield Index, and 13.61% for the Lipper Global Equity Income Funds Index.
What strategies did you employ during the reporting period?
The Fund focuses on income-oriented global equities and normally will have roughly equal weights in U.S. and international stocks, although this will vary sometimes significantly depending on where we see the better value. In selecting stocks, we emphasize not only the current dividend but also a company’s likely ability to grow its dividend. As a result, the average current dividend of companies held by the fund generally will be somewhat lower than the benchmark. However, our view is that a focus on dividend growers should provide an improved total return profile as we invest within the global dividend stock universe.
For the period ending February 29, 2024, robust stock selection and sector allocation were key drivers of relative performance. An
8% overweight allocation to information technology contributed positively, with strong selection within the sector, particularly
Microsoft Corp., Broadcom, Inc., and NVIDIA Corp. boosting performance. Similarly, solid selection within health care, notably pharmaceutical giants Eli Lilly & Co. and Novo Nordisk A/S, Class B contributed to outperformance. However, weaker selection within consumer discretionary detracted somewhat, as the strategy lacked exposure to large Japanese auto manufacturers that rallied during the period. Despite this, security selection in Japan remained positive.
From a country perspective, overall country allocation was robust, with the United States representing approximately 70% of the strategy. Strong selection within the United States contributed to relative outperformance against the benchmark.

Victory Global Equity Income Fund
Manager’s Commentary (continued)
(Unaudited)
Over the long term, we maintain our belief that concentrating on quality companies with appealing valuations and dividend income is a prudent strategy for achieving total returns.
Thank you for allowing us to support you with your investment objectives.
Holdings are subject to change. There is no guarantee that securities mentioned remain in or out of the Fund.

Victory Global Equity Income Fund
Investment Overview
(Unaudited)
High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
Victory Global Equity Income Fund — Growth of $10,000
*Inception Date for the Global Equity Income Fund Shares is 8/7/15.
1
The unmanaged MSCI World High Dividend Yield Index is a stock index designed to measure the performance of large- and mid-cap securities in developed markets that have higher-than-average dividend income and quality characteristics. The index excludes real estate investment trusts. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
2
The unmanaged Lipper Global Equity Income Funds Index measures the Fund's performance to that of the Lipper Global Equity Income Funds category. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended February 29, 2024
Fund
Shares
INCEPTION DATE 8/7/15
Net Asset
Value
MSCI World High
Dividend Yield
Index
1
Lipper Global
Equity Income
Funds Index
2
One Year 19.11% 11.32% 13.61%
Five Year 9.42% 6.65% 7.27%
Since Inception 7.47% 6.63% 6.45%

Victory Portfolios III
Victory Global Equity Income Fund
February 29, 2024
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks total return with an emphasis on current income.
Top 10 Holdings*:
February 29, 2024
(% of Net Assets)
Top Sectors*:
February 29, 2024
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Apple, Inc.
2.5%
Microsoft Corp.
2.4%
Broadcom, Inc.
1.6%
Cisco Systems, Inc.
1.5%
AbbVie, Inc.
1.5%
The Procter & Gamble Co.
1.4%
Altria Group, Inc.
1.4%
Novartis AG, Registered Shares
1.3%
Colgate-Palmolive Co.
1.3%
The Home Depot, Inc.
1.3%
Information Technology
19.0%
Financials
18.1%
Industrials
14.3%
Health Care
12.2%
Consumer Staples
9.2%
Materials
7.6%
Consumer Discretionary
6.0%
Energy
5.0%
Utilities
4.3%
Communication Services
3.7%

Schedule of Portfolio Investments
February 29, 2024
Victory Portfolios III
Victory Global Equity Income Fund
8
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (99.4%)
Bermuda (0.4%):
Financials (0.4%):
Everest Group Ltd. ...................................................... 622 $ 229
Canada (2.8%):
Energy (0.5%):
Canadian Natural Resources Ltd. ............................................ 4,031 281
Financials (2.3%):
Bank of Montreal ....................................................... 4,995 452
Manulife Financial Corp. ................................................. 13,095 311
Sun Life Financial, Inc. .................................................. 6,381 339
The Toronto-Dominion Bank ............................................... 5,581 335
1,437
1,718
France (1.7%):
Consumer Discretionary (0.6%):
Cie Generale des Etablissements Michelin SCA ................................. 4,395 162
Hermes International SCA ................................................ 81 203
365
Consumer Staples (0.4%):
L'Oreal SA ........................................................... 593 283
Financials (0.3%):
AXA SA ............................................................. 4,800 171
Health Care (0.4%):
Sanofi SA ............................................................ 2,432 232
1,051
Germany (3.5%):
Consumer Discretionary (0.7%):
Mercedes-Benz Group AG ................................................ 3,647 290
Volkswagen AG, Preference Shares .......................................... 947 129
419
Financials (1.1%):
Allianz SE, Registered Shares .............................................. 2,330 640
Health Care (0.2%):
Fresenius SE & Co. KGaA ................................................ 5,214 146
Industrials (0.5%):
Deutsche Post AG ...................................................... 6,988 325
Materials (0.3%):
Heidelberg Materials AG ................................................. 2,032 197
Utilities (0.7%):
E.ON SE ............................................................. 32,497 415
2,142
Italy (1.2%):
Financials (0.6%):
Assicurazioni Generali SpA ............................................... 14,535 345
Utilities (0.6%):
Enel SpA ............................................................. 35,083 223
Terna - Rete Elettrica Nazionale ............................................ 19,120 150
373
718

Victory Portfolios III
Victory Global Equity Income Fund
9
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Japan (10.9%):
Communication Services (1.1%):
KDDI Corp. ........................................................... 11,300 $ 342
Nippon Telegraph & Telephone Corp. ........................................ 265,000 322
664
Financials (3.5%):
Mizuho Financial Group, Inc. .............................................. 18,500 346
ORIX Corp. ........................................................... 17,100 359
Sompo Holdings, Inc. .................................................... 4,000 235
Sumitomo Mitsui Financial Group, Inc. ....................................... 9,600 535
Sumitomo Mitsui Trust Holdings, Inc. ........................................ 9,400 190
Tokio Marine Holdings, Inc. ............................................... 15,500 453
2,118
Health Care (0.5%):
Chugai Pharmaceutical Co. Ltd. ............................................ 4,900 196
Hoya Corp. ........................................................... 1,100 143
339
Industrials (3.1%):
Hitachi Ltd. ........................................................... 2,200 187
ITOCHU Corp. ........................................................ 8,200 356
Mitsubishi Corp. ....................................................... 21,200 455
Mitsui & Co. Ltd. ....................................................... 6,800 299
Nippon Yusen KK ...................................................... 6,700 213
Sumitomo Corp. ........................................................ 8,800 207
Toyota Tsusho Corp. ..................................................... 3,000 194
1,911
Information Technology (2.4%):
Canon, Inc. ........................................................... 14,300 418
Fujitsu Ltd. ........................................................... 1,100 172
NEC Corp. ........................................................... 3,400 230
Nomura Research Institute Ltd. ............................................. 5,700 160
Tokyo Electron Ltd. ..................................................... 2,000 496
1,476
Materials (0.3%):
Nitto Denko Corp. ...................................................... 1,900 175
6,683
Netherlands (2.1%):
Communication Services (0.3%):
Koninklijke KPN NV .................................................... 47,163 173
Consumer Staples (0.4%):
Koninklijke Ahold Delhaize NV ............................................ 8,966 267
Industrials (0.3%):
Wolters Kluwer NV ..................................................... 1,242 196
Information Technology (1.1%):
NXP Semiconductors NV ................................................. 2,540 634
1,270
Sweden (0.8%):
Industrials (0.8%):
Volvo AB, Class B ...................................................... 17,389 479
Switzerland (5.7%):
Consumer Discretionary (0.4%):
Garmin Ltd. ........................................................... 1,867 256

Victory Portfolios III
Victory Global Equity Income Fund
10
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Financials (0.5%):
Partners Group Holding AG ............................................... 204 $ 293
Health Care (2.2%):
Novartis AG, Registered Shares ............................................. 8,063 814
Roche Holding AG ...................................................... 2,057 538
1,352
Industrials (0.4%):
Geberit AG, Registered Shares ............................................. 387 225
Information Technology (0.3%):
Logitech International SA, Class R .......................................... 2,314 205
Materials (1.9%):
Glencore PLC ......................................................... 152,408 725
Holcim AG ........................................................... 5,391 440
1,165
3,496
United Kingdom (2.1%):
Consumer Staples (0.3%):
British American Tobacco PLC ............................................. 6,605 196
Health Care (0.3%):
GSK PLC ............................................................ 7,672 161
Industrials (0.6%):
RELX PLC ........................................................... 8,725 382
Information Technology (0.4%):
The Sage Group PLC .................................................... 14,787 233
Utilities (0.5%):
SSE PLC ............................................................. 15,348 315
1,287
United States (68.2%):
Communication Services (2.3%):
Comcast Corp., Class A .................................................. 13,967 598
Omnicom Group, Inc. .................................................... 2,412 213
The Interpublic Group of Cos., Inc. .......................................... 5,594 176
Verizon Communications, Inc. .............................................. 10,666 427
1,414
Consumer Discretionary (4.3%):
Best Buy Co., Inc. ...................................................... 2,664 215
D.R. Horton, Inc. ....................................................... 1,563 234
Lennar Corp., Class A .................................................... 3,558 564
Lowe's Cos., Inc. ....................................................... 1,615 389
PulteGroup, Inc. ........................................................ 2,087 226
Starbucks Corp. ........................................................ 1,909 181
The Home Depot, Inc. ................................................... 2,067 787
2,596
Consumer Staples (8.1%):
Altria Group, Inc. ....................................................... 20,515 839
Archer-Daniels-Midland Co. ............................................... 3,977 211
Colgate-Palmolive Co. ................................................... 9,218 798
Constellation Brands, Inc., Class A .......................................... 1,018 253
General Mills, Inc. ...................................................... 3,867 248
PepsiCo, Inc. .......................................................... 1,760 291
Philip Morris International, Inc. ............................................. 5,425 488
Target Corp. .......................................................... 888 136
The Clorox Co. ........................................................ 1,415 217

Victory Portfolios III
Victory Global Equity Income Fund
11
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
The Coca-Cola Co. ...................................................... 4,366 $ 262
The Kroger Co. ........................................................ 6,784 337
The Procter & Gamble Co. ................................................ 5,537 880
4,960
Energy (4.5%):
ConocoPhillips ........................................................ 3,019 340
Coterra Energy, Inc. ..................................................... 9,882 255
Devon Energy Corp. ..................................................... 7,326 323
EOG Resources, Inc. .................................................... 3,250 372
Exxon Mobil Corp. ..................................................... 3,079 322
Marathon Petroleum Corp. ................................................ 2,555 432
Phillips 66 ............................................................ 1,967 280
Valero Energy Corp. ..................................................... 3,030 428
2,752
Financials (9.4%):
Aflac, Inc. ............................................................ 3,264 263
American Express Co. ................................................... 2,031 446
American International Group, Inc. .......................................... 4,937 360
Ameriprise Financial, Inc. ................................................. 1,390 566
Capital One Financial Corp. ............................................... 1,090 150
Fidelity National Financial, Inc. ............................................ 3,673 186
Fifth Third Bancorp ..................................................... 9,650 331
Huntington Bancshares, Inc. ............................................... 18,002 235
JPMorgan Chase & Co. .................................................. 1,940 361
Mastercard, Inc., Class A ................................................. 1,600 760
MSCI, Inc. ........................................................... 347 195
Regions Financial Corp. .................................................. 13,282 247
Synchrony Financial ..................................................... 5,914 244
T. Rowe Price Group, Inc. ................................................. 3,196 362
The Goldman Sachs Group, Inc. ............................................ 873 340
The Western Union Co. ................................................... 18,329 246
Visa, Inc., Class A ...................................................... 1,694 479
5,771
Health Care (8.6%):
Abbott Laboratories ..................................................... 1,054 125
AbbVie, Inc. .......................................................... 5,077 894
Amgen, Inc. ........................................................... 824 226
Bristol-Myers Squibb Co. ................................................. 3,256 165
Cardinal Health, Inc. .................................................... 3,592 402
Cencora, Inc. .......................................................... 550 129
CVS Health Corp. ...................................................... 2,630 196
Elevance Health, Inc. .................................................... 654 328
Eli Lilly & Co. ......................................................... 234 176
Gilead Sciences, Inc. .................................................... 4,271 308
Johnson & Johnson ..................................................... 2,986 482
Merck & Co., Inc. ...................................................... 4,945 629
Pfizer, Inc. ............................................................ 7,704 205
Quest Diagnostics, Inc. ................................................... 1,116 139
Stryker Corp. .......................................................... 450 157
The Cigna Group ....................................................... 918 308
UnitedHealth Group, Inc. ................................................. 822 406
5,275
Industrials (8.6%):
3M Co. .............................................................. 4,695 432
Automatic Data Processing, Inc. ............................................ 638 160
Caterpillar, Inc. ........................................................ 855 286
Cummins, Inc. ......................................................... 1,609 432
Expeditors International of Washington, Inc. .................................... 2,116 253
Fastenal Co. ........................................................... 5,113 373
Illinois Tool Works, Inc. .................................................. 1,208 317

Victory Portfolios III
Victory Global Equity Income Fund
12
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Lennox International, Inc. ................................................. 419 $ 197
Lockheed Martin Corp. ................................................... 681 292
Masco Corp. .......................................................... 3,186 245
Owens Corning ........................................................ 1,336 200
PACCAR, Inc. ......................................................... 4,273 474
Paychex, Inc. .......................................................... 3,287 403
Rockwell Automation, Inc. ................................................ 522 149
Snap-on, Inc. .......................................................... 700 193
United Parcel Service, Inc., Class B .......................................... 2,373 352
W.W. Grainger, Inc. ..................................................... 360 350
Watsco, Inc. ........................................................... 409 161
5,269
Information Technology (14.8%):
Apple, Inc. ........................................................... 8,403 1,519
Applied Materials, Inc. ................................................... 2,789 562
Broadcom, Inc. ........................................................ 765 995
Cisco Systems, Inc. ..................................................... 18,658 902
Cognizant Technology Solutions Corp., Class A ................................. 7,136 564
Hewlett Packard Enterprise Co. ............................................. 18,564 283
HP, Inc. .............................................................. 8,936 253
KLA Corp. ........................................................... 471 321
Lam Research Corp. ..................................................... 494 464
Microsoft Corp. ........................................................ 3,489 1,443
NetApp, Inc. .......................................................... 3,003 268
NVIDIA Corp. ......................................................... 323 256
Oracle Corp. .......................................................... 1,750 195
QUALCOMM, Inc. ..................................................... 4,407 695
TE Connectivity Ltd. .................................................... 2,493 358
9,078
Materials (5.1%):
CF Industries Holdings, Inc. ............................................... 2,771 224
Dow, Inc. ............................................................ 5,155 288
Linde PLC ............................................................ 1,075 483
LyondellBasell Industries NV, Class A ........................................ 3,772 378
Nucor Corp. ........................................................... 2,899 557
Packaging Corp. of America ............................................... 1,303 236
Reliance, Inc. .......................................................... 831 267
RPM International, Inc. .................................................. 1,083 125
Steel Dynamics, Inc. ..................................................... 2,251 301
The Sherwin-Williams Co. ................................................ 747 248
3,107
Utilities (2.5%):
Duke Energy Corp. ...................................................... 4,716 433
NRG Energy, Inc. ....................................................... 3,338 185
OGE Energy Corp. ...................................................... 6,617 218
Sempra .............................................................. 1,770 125
The Southern Co. ....................................................... 4,082 274
Vistra Corp. ........................................................... 4,779 261
1,496
41,718
Total Common Stocks (Cost $47,360) 60,791
Total Investments (Cost $47,360) — 99.4% 60,791
Other assets in excess of liabilities — 0.6% 375
NET ASSETS - 100.00% $ 61,166
PLC
—
Public Limited Company

Statement of Assets and Liabilities
February 29, 2024
13
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
Victory Global
Equity Income
Fund
Assets:
Investments, at value (Cost $47,360) $ 60,791
Cash 207
Receivables:
Interest and dividends 82
Capital shares issued 3
From Adviser 12
Reclaims 161
Prepaid expenses 6
Total Assets 61,262
Liabilities:
Accrued expenses and other payables:
Investment advisory fees 25
Administration fees 7
Transfer agent fees 11
Compliance fees —(a)
Trustees' fees 1
Other accrued expenses 52
Total Liabilities 96
Commitments and contingencies (Note 4 )
Net Assets:
Capital 43,537
Total accumulated earnings/(loss) 17,629
Net Assets $ 61,166
Net Assets
Fund Shares $ 61,166
Total $ 61,166
Shares (unlimited number of shares authorized with no par value):
Fund Shares 5,005
Total 5,005
Net asset value, offering and redemption price per share:(b)
Fund Shares $ 12.22
(a) Rounds to less than $1 thousand.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Year Ended February 29, 2024
14
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory Global
Equity Income
Fund
Investment Income:
Dividends $ 1,783
Interest 5
Securities lending (net of fees) 12
Foreign tax withholding (92)
Total Income 1,708
Expenses:
Investment advisory fees 298
Administration fees — Fund Shares 86
Sub-Administration fees 23
Custodian fees 12
Transfer agent fees — Fund Shares 87
Trustees' fees 46
Compliance fees 1
Legal and audit fees 68
State registration and filing fees 24
Other expenses 32
Total Expenses 677
Expenses waived/reimbursed by Adviser (94)
Net Expenses 583
Net Investment Income (Loss) 1,125
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 4,649
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 4,285
Net realized/unrealized gains (losses) on investments 8,934
Change in net assets resulting from operations $ 10,059

15
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Global Equity Income Fund
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 1,125 $ 968 $ 1,066
Net realized gains (losses) 4,649 511 9,064
Net change in unrealized appreciation/depreciation 4,285 (5,908) (2,170)
Change in net assets resulting from operations 10,059 (4,429) 7,960
Distributions to Shareholders:
Fund Shares (1,821) (4,646) (5,752)
Institutional Shares — (1) (b) (2)
Change in net assets resulting from distributions to shareholders (1,821) (4,647) (5,754)
Change in net assets resulting from capital transactions (3,463) 1,037 (13,488)
Change in net assets 4,775 (8,039) (11,282)
Net Assets:
Beginning of period 56,391 64,430 75,712
End of period $ 61,166 $ 56,391 $ 64,430
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28.
(b) Institutional Shares activity is for the period April 1, 2022 to November 29, 2022 (date of termination).

16
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Global Equity Income Fund
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 3,607 $ 3,496 $ 5,342
Distributions reinvested 1,808 4,613 5,728
Cost of shares redeemed (8,878) (7,021) (18,352)
Total Fund Shares $ (3,463) $ 1,088 $ (7,282)
Institutional Shares
Proceeds from shares issued $ — $ 20 (b) $ 60
Distributions reinvested — 1 (b) 2
Cost of shares redeemed — (72) (b) (6,268)
Total Institutional Shares $ — $ (51) $ (6,206)
Change in net assets resulting from capital transactions $ (3,463) $ 1,037 $ (13,488)
Share Transactions:
Fund Shares
Issued 325 314 422
Reinvested 162 428 455
Redeemed (805) (631) (1,457)
Total Fund Shares (318) 111 (580)
Institutional Shares
Issued — 2 (b) 5
Reinvested — — (b) (c) — (c)
Redeemed — (7) (b) (500)
Total Institutional Shares — (5) (495)
Change in Shares (318) 106 (1,075)
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28.
(b) Institutional Shares activity is for the period April 1, 2022 to November 29, 2022 (date of termination).
(c) Rounds to less than 1 thousand shares.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
17
See notes to financial statements.
Victory Global Equity Income Fund
Fund Shares
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Year
Ended
March 31,
2020
Year
Ended
March 31,
2019
Net Asset Value, Beginning of Period $10.59 $12.35 $12.03 $8.42 $10.51 $10.88
Investment Activities:
Net investment income (loss) 0.22(b) 0.19(b) 0.21(b) 0.17(b) 0.24(b) 0.27
Net realized and unrealized gains (losses) 1.77 (1.04) 1.27 3.61 (1.57) 0.06
Total from Investment Activities 1.99 (0.85) 1.48 3.78 (1.33) 0.33
Distributions to Shareholders from:
Net investment income (0.25) (0.19) (0.23) (0.17) (0.22) (0.27)
Net realized gains (0.11) (0.72) (0.93) — (0.54) (0.43)
Total Distributions (0.36) (0.91) (1.16) (0.17) (0.76) (0.70)
Net Asset Value, End of Period $12.22 $10.59 $12.35 $12.03 $8.42 $10.51
Total Return(c)(d) 19.11% (6.86)% 12.28% 45.23% (14.02)% 3.43%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 1.02% 1.05% 1.04% 1.03% 1.00% 1.03%(i)
Net Investment Income (Loss)(e) 1.97% 1.84% 1.63% 1.65% 2.30% 2.56%
Gross Expenses(e)(h) 1.19% 1.26% 1.15% 1.18% 1.14% 1.10%
Supplemental Data:
Net Assets at end of period (000's) $61,166 $56,391 $64,374 $69,690 $60,491 $75,086
Portfolio Turnover(c) 43% 28% 31% 46%(j) 109%(k) 15%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Prior to August 1, 2018, USAA Asset Management Company (previous investment Adviser) voluntarily agreed to limit the annual expenses of the Fund
Shares to 1.20% of the Fund Shares' average daily net assets.
(j) Reflects a return to normal trading levels after a prior year transition or asset allocation shift.
(k) Reflects increased trading activity due to current year transition or asset allocation shift.

Notes to Financial Statements
February 29, 2024
Victory Portfolios III
18
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following Fund (the "Fund"):
The Fund is classified as diversified under the 1940 Act. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory
Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the "Board"),  has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s net asset value to be more reliable than it otherwise would be.
In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund’s NAV is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. The valuations are categorized as
Level 2 in the fair value hierarchy.
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Global Equity Income Fund Global Equity Income Fund Fund Shares

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
19
A summary of the valuations as of February 29, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of February 29, 2024, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassed to realized gains or return of capital as estimated by the Fund based on calendar year-end information as it becomes known or available.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
As of February 29, 2024, the Fund did not have any securities on loan.
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.
Level 1 Level 2 Level 3 Total
Global Equity Income Fund
Common Stocks ............................................... $ 44,555 $ 16,236 $ — $ 60,791
Total ....................................................... $ 44,555 $ 16,236 $ — $ 60,791

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
20
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28 or February 29 for leap years.
For the year ended February 29, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended February 29, 2024, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund’s average daily net assets. Amounts incurred and paid to
VCM for the year ended February 29, 2024, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for the Fund is accrued daily and calculated monthly by comparing the Fund's performance to that of the Lipper
Global Equity Income Funds Index. The Lipper Global Equity Income Funds Index tracks the total return performance of the largest funds within the Lipper Global Equity Income Funds category.
The performance period for the Fund consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
(
a
)
Based on the difference between the average annual performance of the Fund and its relevant Lipper index, rounded to the nearest basis point.
The annual performance adjustment rate is multiplied by the average daily net assets over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.
Excluding U.S. Government
Securities
Purchases Sales
Global Equity Income Fund .................................................................. $ 24,692 $ 28,938
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 100 to 400  +/- 4
+/- 401 to 700  +/- 5
+/- 701 and greater  +/- 6

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
21
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28 or February 29 for leap years.
For the year ended February 29, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended February 29, 2024, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund’s average daily net assets. Amounts incurred and paid to
VCM for the year ended February 29, 2024, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for the Fund is accrued daily and calculated monthly by comparing the Fund's performance to that of the Lipper
Global Equity Income Funds Index. The Lipper Global Equity Income Funds Index tracks the total return performance of the largest funds within the Lipper Global Equity Income Funds category.
The performance period for the Fund consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
(
a
)
Based on the difference between the average annual performance of the Fund and its relevant Lipper index, rounded to the nearest basis point.
The annual performance adjustment rate is multiplied by the average daily net assets over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.
Excluding U.S. Government
Securities
Purchases Sales
Global Equity Income Fund .................................................................. $ 24,692 $ 28,938
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 100 to 400  +/- 4
+/- 401 to 700  +/- 5
+/- 701 and greater  +/- 6
Under the performance fee arrangement, the Fund pays a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Global Equity Income Funds Index over that period, even if the Fund has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the year ended February 29, 2024, performance adjustments were:
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the year ended February
29, 2024, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, which is based on the Fund's average daily net assets. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as Sub-Administration
fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the year ended
February 29, 2024, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2024. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limit. As of February 29, 2024, the expense limit (excluding voluntary waivers) was:
Global Equity Income Fund Fund Shares
in thousands $ 12
as annual % rate 0.02%

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
22
Under the terms of the expense limitation agreement, as amended June 22, 2023, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limit in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at February 29, 2024.
As of February 29, 2024, the following amounts are available to be repaid to the Adviser (amounts in thousands):
* Amount expires by March 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended February 29, 2024.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Equity Risk — The values of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general market, economic and political conditions and other factors. A company’s earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or may last for extended periods.
Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Global markets, or those in a particular region, may all react in similar fashion to important political, economic, or other developments. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended February 29, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 26, 2024, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the year ended February 29, 2024.
In effect until June 30, 2024
Global Equity Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.00%
Expires
2025*
Expires
2026
Expires
2027 Total
Global Equity Income Fund ............................................. $ 67 $ 110 $ 94 $ 271

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
23
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the year ended February 29, 2024.
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income quarterly. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of February 29, 2024, on the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were as follows (amounts in thousands):
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
* Effective February 28, 2023, the Fund's fiscal year end changed from March 31 to February 28.
As of February 29, 2024, the components of accumulated earnings/(loss) on a tax basis were as follows (amounts in thousands):
Total
Accumulated
Earnings/
(Loss) Capital
Global Equity Income Fund ................................................................... $ (67) $ 67
Year Ended February 29, 2024
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Global Equity Income Fund .................................................. $ 1,272 $ 549 $ 1,821
11 Months Ended February 28, 2023*
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Global Equity Income Fund .................................................. $ 1,409 $ 3,238 $ 4,647
Year Ended March 31, 2022
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Global Equity Income Fund .................................................. $ 1,240 $ 4,514 $ 5,754

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
24
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales and passive foreign investment company adjustments.
As of February 29, 2024, the Fund had no capital loss carryforward for federal income tax purposes.
As of February 29, 2024, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
8. New Regulatory Pronouncement:
In October 2022, the SEC adopted the Tailored Shareholder Reports Rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Other
Earnings
(Loss)
Accumulated
Earnings
(Loss)
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings
(Loss)
Global Equity Income Fund ............... $ 790 $ 3,667 $ (1) $ 4,456 $ 13,173 $ 17,629
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Global Equity Income Fund ............................ $ 47,618 $ 14,515 $ (1,342) $ 13,173

25
Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Victory Global Equity Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Victory Global Equity Income Fund (the “Fund”) (one of the funds constituting Victory Portfolios III (the “Trust”)), including the schedule of portfolio investments, as of February 29, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended and the period from April 1, 2022 through February 28, 2023 and the year ended March 31, 2022, the financial highlights for the year then ended and the period from April 1, 2022 through February 28, 2023 and each of the four years in the period ended March 31, 2022, and the related notes (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Victory Portfolios III) at February 29, 2024, the results of its operations for the year then ended, the changes in its net assets for the year then ended and the period from April 1, 2022 through February 28, 2023 and the year ended March 31, 2022, and its financial highlights for the year then ended and the period from April 1, 2022 through February 28, 2023 and each of the four years in the period ended
March 31, 2022, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 29, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Victory Capital investment companies since 1995.
San Antonio, Texas
April 26, 2024

Supplemental Information
February 29, 2024
Victory Portfolios III
26
(Unaudited)
Trustee and Officer Information
Board of Trustees:
Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the
State of Delaware. There are currently seven Trustees, six of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (“Independent Trustees”) and one of whom is an “interested person” of the Trust within the meaning of that term under the
1940 Act (“Interested Trustee”). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.
The following tables list the Trustees, their date of birth, position with the Trust, commencement of service, principal occupations during the past five years, and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange
Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 45 portfolios in the Trust. Each Trustee’s address is c/o Fund
Administration, 15935 La Cantera Pkwy, San Antonio, TX 78256.
Name and Date of
Birth
Position Held with the
Trust
Date Commenced
Service
Principal Occupation During Past
5 Years
Other Directorships Held During Past
5 Years
Independent Trustees
Jefferson C. Boyce
(September 1957)
Independent
Chair
Trustee since
September 2013,
Independent Chair
since January 2021
Retired. Westhab, Inc., New York Theological
Seminary, American Filtration Corp.
Dawn M. Hawley
(February 1954)
Trustee April 2014 Retired. None.
Daniel S. McNamara
(June 1966)
Trustee January 2012 Trustee, President, and Vice
Chairman of USAA ETF Trust (6/17-
6/19); President of Financial Advice
& Solutions Group (FASG), USAA
(2/13-3/21); Director of USAA Asset
Management Company (AMCO),
(8/11-6/19); Chairman of Board of
AMCO (4/13-6/19); Director of
USAA Investment Services Company
(ISCO) (formerly USAA Investment
Management Company) (9/09-3/21);
Chairman of Board of ISCO (4/13-
12/20); President and Director of
USAA Shareholder Account Services
(SAS) (10/09-6/19); Chairman of
Board of SAS (4/13-6/19); Senior
Vice President of USAA Financial
Planning Services Insurance Agency,
Inc. (FPS) (4/11-3/21); Director and
Vice Chairman of FPS (12/13-3/21);
President and Director of USAA
Investment Corporation (ICORP)
(3/10-3/21); Chairman of Board of
ICORP (12/13-3/21); Director of
USAA Financial Advisors, Inc. (FAI)
(12/13-3/21); Chairman of Board of
FAI (3/15-3/21).
None.
Richard Y.
Newton, III
(January 1956)
Trustee March 2017 Director, Elta North America (1/18-
8/19), which is a global leader in the
design, manufacture, and support
of innovative electronic systems in
the ground, maritime, airborne, and
security domains for the nation’s
warfighters, security personnel, and
first responders; Managing Partner,
Pioneer Partnership Development
Group (12/15-present).
Terran Orbital Corp., American Made
Filtration Corp.

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
27
(Unaudited)
* Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.
The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.
Barbara B. Ostdiek,
Ph.D. (March 1964)
Trustee January 2008 Senior Associate Dean of Degree
programs at Jesse H. Jones Graduate
School of Business at Rice University
(7/13-present); Associate Professor
of Finance at Jesse H. Jones Graduate
School of Business at Rice University
(7/01-7/21); Professor of Finance
at Jesse H. Jones Graduate School
of Business at Rice University
(7/21-present).
None.
John C. Walters
(February 1962)
Trustee July 2019 Retired. Guardian Variable Products Trust
(16 series)
Interested Trustee
David C. Brown*
(May 1972)
Trustee July 2019 Chief Executive Officer and
Chairman (since 2013), the Adviser;
Chief Executive Officer and
Chairman (since 2013), Victory
Capital Holdings, Inc.; Director
(since 2013), Victory Capital
Services, Inc.; Director (since 2019),
Victory Capital Transfer Agency, Inc.
Trustee, Victory Portfolios; Board
Member, Victory Capital Services, Inc.

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
28
(Unaudited)
Officers:
The officers of the Trust are elected by the Board to actively supervise the Trust’s day-to-day operations. The officers of the Trust, their date of birth, the length of time served, and their principal occupations during the past five years are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the
Trust is 15935 La Cantera Parkway, San Antonio, Texas 78256. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.
Name and Date of Birth Position with the Trust
Date Commenced
Service Principal Occupation During Past 5 Years
James K. De Vries
(April 1969)
President March 2018 Head of Fund Administration, the Adviser (5/1/23-present); Vice
President, Victory Capital Transfer Agency, Inc. (4/20/23-present);
Executive Director, the Adviser (7/1/19-4/30/23); Executive
Director, Investment and Financial Administration, USAA (2012-
6/30/19); Treasurer, USAA Mutual Funds Trust (2018-4/30/23).
Mr. De Vries also serves as the Principal Executive Officer for the Funds, Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.
Scott A. Stahorsky
(July 1969)
Vice President July 2019 Director, Third-Party Dealer Services & Reg Administration, Fund
Administration, the Adviser (5/1/23-present); Vice President,
Victory Capital Transfer Agency, Inc. (4/20/23-present); Manager,
Fund Administration, the Adviser (2015-4/30/23). Mr. Stahorsky
also serves as Vice President of Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Thomas Dusenberry
(July 1977)
Secretary June 2022 Director, Fund Administration, the Adviser (5/1/23-present);
Manager, Fund Administration, the Adviser (2022-4/30/23);
Treasurer and Principal Financial Officer (2020-2022), Assistant
Treasurer (2019), Salient MF Trust, Salient Midstream, MLP
Fund, and Forward Funds; Principal Financial Officer (2018-
2021) and Treasurer (2020-2021), Salient Private Access Funds
and Endowment PMF Funds; Senior Vice President of Fund
Accounting and Operations, Salient Partners (2020-2022); Director
of Fund Operations, Salient Partners (2016-2019). Mr. Dusenberry
also serves as Secretary of Victory Portfolios, Victory Portfolios II
and Victory Variable Insurance Funds.
Allan Shaer
(March 1965)
Treasurer July 2019 Senior Vice President, Financial Administration, Citi Fund Services
Ohio, Inc. (since 2016). Mr. Shaer also serves as the Funds’
Principal Financial and Accounting Officer. Mr. Shaer also serves as Treasurer of Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.
Christopher A. Ponte
(March 1984)
Assistant Treasurer May 2023 Director, Fund and Broker Dealer Finance, the Adviser
(5/1/23-present); Manager, Fund Administration, the Adviser
(2017-4/30/23); Chief Financial Officer, Victory Capital Services,
Inc. (since 2018). Mr. Ponte also serves as Assistant Treasurer of Victory Portfolios, Victory Portfolios II and Victory Variable
Insurance Funds.
Carol D. Trevino
(October 1965)
Assistant Treasurer September 2018 Director, Financial Reporting, Fund Administration, the Adviser
(5/1/23-present); Director, Accounting and Finance, the Adviser
(7/1/19-4/30/23); Accounting/Financial Director, USAA (12/13-
6/30/19). Ms. Trevino also serves as Assistant Treasurer Victory
Portfolios, Victory Portfolios II and Victory Variable Insurance
Funds.
Sean Fox
(September 1976)
Chief Compliance Officer June 2022 Senior Compliance Officer, the Adviser (2019-present);
Compliance Officer, the Adviser (2015-2019). Mr. Fox also
serves as Chief Compliance Officer for Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Michael Bryan
(December 1962)
Anti-Money Laundering
Compliance Officer and
Identity Theft Officer
May 2023 Vice President, CCO Compliance Support Services, Citi Fund
Services Ohio, Inc. (2008-present). Mr. Bryan also serves as the
Anti-Money Laundering Compliance Officer and identity Theft
Officer for Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.

Victory Portfolios III
29
(Unaudited)
Supplemental Information — continued
February 29, 2024
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Fund’s Statement of Additional Information on our website or upon request by calling 800-235-8396. The Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and is available on the SEC’s website at sec.gov.
Expense Examples
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1,
2023, through February 29, 2024.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
9/1/23
Actual
Ending
Account
Value
2/29/24
Hypothetical
Ending
Account
Value
2/29/24
Actual
Expenses
Paid During
Period
9/1/23 - 2/29/24*
Hypothetical
Expenses
Paid During
Period
9/1/23 - 2/29/24*
Annualized
Expense Ratio
During Period
9/1/23 - 2/29/24
Global Equity Income Fund ................ $ 1,000.00 $ 1,118.10 $ 1,019.74 $ 5.42 $ 5.17 1.03%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Portfolios III
30
(Unaudited)
Supplemental Information — continued
February 29, 2024
Additional Federal Income Tax Information
For the fiscal year ended February 29, 2024, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
Dividends qualified for corporate dividends received deductions of 61%.
For the year ended February 29, 2024, the Fund designated short-term capital gain distributions in the amount of $8 thousand.
For the year ended February 29, 2024, the Fund designated long-term capital gain distributions in the amount of $608 thousand.

Victory Portfolios III
31
(Unaudited)
Supplemental Information — continued
February 29, 2024
Considerations of the Board in Continuing the Investment Advisory Agreements
Victory Global Equity Income Fund (the “Fund”)
At a meeting of the Board of Trustees (the “Board”) of Victory Portfolios III (the “Trust”) held on December 7-8, 2023, the Board, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the
“Independent Trustees”), approved for an annual period the continuance of the Investment Advisory Agreement (the “Advisory Agreement”)
between the Trust and Victory Capital Management Inc. (the “Adviser”) with respect to the Fund. Prior to the December 7-8, 2023 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 17, 2023.
In advance of the foregoing meetings, the Trustees requested, received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund’s investment performance, expenses, and fees to comparable investment companies; (ii)
information concerning the services rendered to the Fund, as well as information regarding the Adviser’s revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser’s operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees (“Independent Counsel”) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The
Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with
Independent Counsel at which no representatives of management were present.
At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund’s performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser’s profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board’s and its committees’ consideration of the Advisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser in prior years and that the Board’s conclusions may be based, in part, on its consideration of these same arrangements in prior years.
ADVISORY AGREEMENT
After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.
Nature, Extent, and Quality of Services – In considering the nature, extent, and quality of the services provided by the Adviser under the
Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board considered that the Adviser manages the Fund’s assets directly through one or more investment franchises, and in doing so, continuously supervises the investment and reinvestment of cash and securities comprising the Fund’s assets. The Board also considered that the Adviser monitors pertinent economic, statistical, and financial data to determine which issuers and securities to include in the Fund’s portfolio as part of a continuous investment program. The Board also took into account its knowledge of the Adviser’s management and the quality of the performance of the
Adviser’s duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the
Fund, the Adviser and its affiliates provide administrative services, transfer agency services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the
Trust.
The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund’s compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.
The Board considered the Adviser’s management style and the performance of the Adviser’s duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund’s brokerage, including the Adviser’s process for monitoring “best execution,” also was considered. The Adviser’s role in coordinating the activities of the Fund’s other service providers was also considered.
The Board also considered the Adviser’s risk management processes. The Board considered the Adviser’s financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
32
(Unaudited)
Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.
The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the
Adviser’s oversight of the Fund’s day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser’s compliance and administrative staff.
Expenses and Performance – In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund’s advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund’s expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the “expense group”) and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the “expense universe”). Among other data, the
Board noted that the Fund’s net management fee rate – which includes advisory and administrative services and the effects of any performance adjustment, as well as any fee waivers and reimbursements – was below the medians of its expense group and expense universe. The data indicated that the Fund’s total expenses, including after any reimbursements, were below the median of its expense group and above the median of its expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The
Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above, and noted the high quality of services received by the Fund.
In considering the Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund’s performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund’s average annual total returns relative to its
Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the “performance universe”). The
Fund’s performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/
objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund’s performance was above the average of its performance universe and its Lipper index for the one-, three- and five-year periods ended June 30,
2023.
As part of its consideration, the Board factored into its evaluation of the Fund’s expenses and performance, the potential limitations inherent in the methodology used by the independent third party for developing and constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. In this regard, the Board also noted that the methodology may result in the Fund’s being included in one peer group one year and in a different peer group the next, and in similar funds being included in different peer groups. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by the third party provided a useful measure of comparative expenses and performance.
Compensation and Profitability – The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser’s business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the
Adviser waived a portion of its management fees and/or reimbursed certain expenses with respect to the Fund. The Trustees reviewed the profitability of the Adviser’s relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide transfer agency services, shareholder servicing and administrative services to the Fund for which they receive compensation. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.
Economies of Scale – The Board considered whether there should be changes in the management fee rate or structure in order to enable the
Fund to participate in any economies of scale. The Board also considered the fee waiver and expense reimbursement arrangements by the
Adviser. The Board took into account management’s discussion of the Fund’s current advisory fee structure. The Board also considered the effect of the change in size, if any, of each of the Fund’s classes on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board also considered the Adviser’s reinvestment in the business in the form of adding to investment capabilities and resources, improvements in technology, and customer service. The Board determined that the current investment management fee structure was reasonable.
Other Benefits – The Board also considered the potential direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. These potential benefits included, among other things, the opportunity to offer additional products and services to the Fund’s shareholders.
Conclusions – The Board reached the following conclusions regarding the Fund’s Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
33
(Unaudited)
with similar investment objectives and to relevant indices; (iv) the Fund’s advisory fees are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser’s and its affiliates’ level of profitability from their relationship with the
Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

Victory Portfolios III
34
(Unaudited)
Supplemental Information — continued
February 29, 2024
Liquidity Risk Management Program:
The Fund has adopted and implemented a written liquidity risk management program (the “LRMP”) as required by Rule 22e-4 under the
Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to
Financial Statements). The Fund’s Board of Trustees approved the appointment of the Fund’s investment adviser, Victory Capital Management
Inc. (“Victory Capital”), as the administrator of the LRMP.
Victory Capital manages liquidity risks associated with the Fund’s investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of the Fund’s investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid, or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Fund’s portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.
At a meeting held on March 15, 2024, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Fund did not experience any significant liquidity challenges during the covered period, and the Fund’s LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure the Fund is able to meet redemption requests without significant dilution to the remaining investors’ interest in the Fund. During the review period, the Fund’s portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that the
Fund reasonably expected to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a highly liquid investment minimum. The Fund’s investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-RN and recommended no material changes to the LRMP.

Victory Portfolios III
35
(Unaudited)
Supplemental Information — continued
February 29, 2024
Privacy Policy
Facts
WHAT DOES VICTORY
DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect, and share depend on the product or service you have with us. This information can include:
■ Social Security number and income.
■ Account balances and account transactions.
■ Data from public sources and third-party data services.
How?
All financial companies need to share customers’ personal information to run their everyday business as permitted by law. For example, we share with print and mail companies that assist us in sending mail. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons Victory chooses to share and whether you can limit this sharing.
Reasons we can share your personal information
Does
Victory
share?
Can you limit
this sharing?
For our everyday business purposes —
such as to process your transactions, maintain your accounts, respond to court orders and legal investigations, or report to credit bureaus
Yes No
For our marketing purposes —
to offer products and services provided by Victory
Yes No
For joint marketing —
sharing with other financial companies to jointly market the other company’s products or services
No
We do not
share
For everyday business purposes of the Victory family of companies —
this can include information about your Victory transactions and experiences
Yes No
For everyday business purposes of the Victory family of companies —
this can include information about your creditworthiness or insurability
No
We do not
share
For non-Victory companies to market to you
No
We do not
share

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
36
(Unaudited)
To limit our
sharing
■ Visit us online: vcm.com/optout
■ Call (877) 660-4400 – our menu will prompt you through your choices.
Please note:
If you are a new customer, we can begin sharing this information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share and protect your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call your account representative or (877) 660-4400 and ask to speak to a representative.
Who we are
Who is providing this notice? Victory Capital Holdings, Inc., and its family of companies, including companies identified with the Victory Capital name as described in the affiliates section below.
What we do
How does Victory protect my
personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Victory collect my
personal information?
We collect your personal information, for example, when you:
■ Open an account or make deposits or withdrawals from your account.
■ Give us your contact or account information.
■ Direct us to buy or sell securities.
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing? Federal law gives you the right to limit only:
■ Sharing among affiliated companies for everyday business purposes information about your creditworthiness and insurability.
■ Affiliates from using your information to market to you.
■ Sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
What happens when I limit
sharing for an account I hold
jointly with someone else?
Your choices will apply to everyone on your account.
Definitions
Victory family of companies
(affiliates)
Companies owned or controlled by Victory Capital Holdings, Inc. They can be financial and nonfinancial companies in the Victory family of companies.
■ The Victory family of companies includes: companies with a Victory Capital name, including without limitation Victory Capital Services, Inc., Victory
Capital Transfer Agency, Inc., Victory Capital Management Inc. and its
subsidiaries, RS Investments (UK) Limited, RS Investments (Hong Kong)
Limited, and RS Investment Management (Singapore) Pte. Ltd., as well as pooled vehicles managed or administered by Victory Capital Management
Inc., from time to time.

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
37
(Unaudited)
Non-Victory companies
(nonaffiliates)
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
■ We only share with non-Victory companies to service transactions you request or as necessary to provide our services.
■ We do not share with non-Victory companies so they can market their products to you.
Joint Marketing A formal agreement between a Victory company and a non-Victory financial company to market the non-Victory company’s products or services to you.
■ We do not share with any non-Victory financial company for joint marketing.
Other important information
For Nevada Residents : Nevada law requires that we tell you about the option to be placed on our internal do-
not-call list. If you’d rather not receive sales calls from us, please call (877) 660-4400 and ask to speak to a representative so we can place you on our do-not-call list.
You may also contact: Bureau of Consumer Protection Office of the Nevada Attorney General, 555 E. Washington
Ave., Ste. 3900, Las Vegas, NV 89101, call 1-702-486-3132 or Email: BCPINFO@ag.state.nv.us.
For Vermont Residents : In accordance with Vermont law, we will not share information we collect about you with companies who are not affiliates, except as permitted by law, such as with your consent or to service your accounts.
We will not share information about your creditworthiness with our affiliates without your authorization or consent, but we may share information about our transactions or experiences with you with our affiliates as permitted by law.
For California Residents : In accordance with California law, we will not share information we collect about you with nonaffiliates, except as allowed by law. For example, we may share information with your consent or to service your accounts. Among our affiliates, we will limit information sharing to the extent required by California law.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
98354-0424

February 29, 2024
Annual Report
Victory Government Securities Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Shareholder Letter (Unaudited) 2
Manager’s Commentary (Unaudited) 4
Investment Overview (Unaudited) 5
Investment Objective and Portfolio Holdings (Unaudited) 6
Schedule of Portfolio Investments 7
Financial Statements
Statement of Assets and Liabilities
12
Statement of Operations
13
Statements of Changes in Net Assets
14
Financial Highlights
16
Notes to Financial Statements 19
Report of Independent Registered Public Accounting Firm 27
Supplemental Information (Unaudited)
Trustee and Officer Information
28
Proxy Voting and Portfolio Holdings Information
31
Expense Examples
31
Additional Federal Income Tax Information
32
Advisory Contract Approval
33
Liquidity Risk Management Program
36
Privacy Policy
37

2
Victory Funds Letter to Shareholders
(Unaudited)
Dear Shareholder,
The past year provided us with a stark reminder of just how quickly the investing environment and sentiment can shift. Fortunately, this time the change was for the better.
While 2022 was marred by stomach-churning volatility and steep drawdowns in both equities and bonds, it was a different story in our most recent annual reporting period ending February 29, 2024. Despite the ongoing challenges and uncertainties, investors benefited from a rebound in both stock and bond markets.
Looking back, it wasn’t clear sailing the entire year, and there were plenty of twists and turns along the way. An early-year relief rally was a welcome respite for investors, with some of the most beaten down growth-oriented sectors leading the market higher. However, the rebound was threatened in March due to some unusual turmoil within the banking sector, which resulted in the collapse of a few large regional banks. This turmoil sparked fears of a liquidity crunch and a wider banking contagion, and volatility increased while equities retreated. Fortunately, the U.S. Federal Reserve (the “Fed”) took quick action to restore confidence in the banking system. It also helped that the Fed finally paused its long series of aggressive rate hikes as inflation data finally began to cool.
Financial markets resumed their rally in the spring and early summer, but as we moved into the fall, markets reversed yet again.
Investors began wondering if the Fed would be able to remove all the excess liquidity that had been used to support the economy during the pandemic without causing a recession. Ironically, good news on the economy had become bad news on the interest-
rate outlook.
As we moved deeper into the third quarter of 2023, markets struggled with the renewed notion that interest rates would remain
“higher-for-longer,” which seemingly had become the Fed’s new mantra. Yields moved higher (peaking for the year), and equities sold off as many pundits were predicting an imminent recession.
However, as we approached year-end and eased into a new year, yields declined and equities moved sharply higher. Although it wasn’t a straight line by any means, in our view, the past 12 months have been a near-best-case scenario after the tumult of the prior year. The economy proved resilient, corporate earnings continued to meet or exceed expectations, labor markets eased, and key measures of inflation moderated. Financial markets even began pricing in a series of rate cuts for 2024, though whether this comes to fruition will be data-dependent in the months ahead.
In terms of the numbers, the S&P 500
®
Index, the bell-weather proxy for our domestic stock market, delivered an impressive total return of 30.45% for our annual reporting period. Bonds also rebounded from a dreadful prior year. The Bloomberg U.S.
Aggregate Bond Index—a proxy for a diversified fixed income portfolio and one that many investors and institutions follow closely—delivered a total return of 3.33% for the 12-month reporting period.
Although the past year was constructive for investors, it’s important to remember that it was a winding road replete with many challenges. As we have championed before, it’s vital to remain calm in the face of adversity, but it’s equally important to resist unbridled optimism when markets rally strongly. We think the best approach is to stay even keeled and unemotional, and that you should understand your own risk tolerance, maintain a well-diversified portfolio across asset classes and investment types, and make a long-term plan and stick to it. We still believe that’s the best formula for success.

3
On the following pages you will find information relating to your Victory Mutual Fund. If you have any questions, we encourage you to contact our Investment Specialist. Call 800-235-8396, or visit our website at vcm.com.
From all of us here at Victory Capital, thank you for letting us help you work toward your investment goals.
James De Vries
President,
Victory Funds

4
Victory Government Securities Fund
Manager’s Commentary
(Unaudited)
What were the market conditions during the reporting period?
During the reporting period, the U.S. Federal Reserve (the “Fed”) raised the Fed funds interest rate by an additional 75 basis points
(a basis point is 1/100th of a percentage point). They held the target policy rate at 5.25-5.50% from the Summer of 2023 through the end of the reporting period to keep monetary policy restrictive to combat inflation. Year over Year Inflation as measured by the Consumer Price Index, a widely recognized inflation yardstick, ended the reporting period at 3.2%, above the Fed’s 2% target.
While the treasury yield curve is normally positively sloped, it was inverted throughout the reporting period as investors weighed the risk of tighter financial conditions leading to a recession. One common forward-looking indicator of a potential recession is a negative spread (i.e. inversion) between the 3-month treasury bill and the 10-year treasury bond. This is generally understood to indicate that the market is expecting the Fed to begin cutting the Fed funds rate as the economy is expected to slow and possibly slip into a recession. The U.S. regional banking crisis in March of 2023 caused significant volatility in the fixed income market including agency mortgage-backed securities (“MBS”) spreads. Rate volatility was also a defining theme for markets during the reporting period. Geopolitical strife in Europe and the Middle East, sticky inflation and worries of a looming recession drove volatility alongside monetary policy decisions from the Fed.
During the second half of 2023, inflation concerns, surprising economic resilience, and heavy Treasury issuance caused the
10-year Treasury yield to approach 5.0% for the first time since 2007. However, market sentiment shifted in late 2023 from a consensus view that the Fed would keep interest rates “higher for longer” to a consensus view that the Fed hiking cycle may be complete and that rate cuts are on the horizon. This led to more calls for a ‘soft landing’ and financial markets rallied significantly at the end of 2023 and through the end of the reporting period, which also pushed 10-year treasury yields back down. The interest rate on a 15-year residential mortgage started the period at 5.76% and ended the period at 6.26%. The interest rate on a 30-year residential mortgage started the period at 6.50%, briefly hit almost 7.8%, and ended the reporting period at 6.94%.
How did the Victory Government Securities Fund (the “Fund”) perform during the reporting period?
The Fund has three share classes: Fund Shares, Institutional Shares, and R6 Shares. For the reporting period ended February 29,
2024, the Fund Shares, Institutional Shares, and R6 Shares had a total return (at net asset value) of 2.96%, 3.08%, and 3.14%, respectively. This compares to a total return of 3.01% for the Bloomberg U.S. Aggregate Government Intermediate & Mortgage-
Backed Securities Index (the “Index”), and 2.44% for the Lipper Intermediate U.S. Government Funds Index.
What strategies did you employ during the reporting period?
The Fund’s various share classes performed in-line with its benchmark index, the Bloomberg U.S. Aggregate Government
Intermediate & Mortgage-Backed Securities Index, for the period ended February 29, 2024. Asset allocation was the primary contributor to the Fund’s performance followed by security selection. The largest positive contributor within asset allocation was the Fund’s underweight position in agency MBS going into the March banking crisis. We increased the fund’s MBS allocation to a slight overweight position by the end of the reporting period, as we continued to incrementally buy MBS as spreads widened.
MBS spreads widened because banks, one of the main buyers of MBS, became net sellers after the March banking crisis.
MBS spreads were further pressured by the bank failures of Silicon Valley Bank and Signature Bank which resulted in their
MBS security portfolios being procedurally liquidated into the market throughout 2023. Agency commercial mortgage-backed securities (“CMBS”) and Treasury allocations were also positive contributors during the period.
During the reporting period, we increased the Fund’s allocation to MBS as prices on these securities fell and the risk return profile became more favorable in our view. We sold U.S. Treasuries and agency CMBS to fund these purchases. We have and will continue to manage the Fund to seek to minimize both contraction and extension risk. (Contraction risk is the risk that mortgage prepayments will accelerate, causing the average life of mortgage prepayments to accelerate, causing the average life of a mortgage to shorten, resulting in the reinvestment of proceeds at lower yields. Extension risk is the risk that mortgage prepayments will decelerate, causing the average life of a mortgage to lengthen — or extend — and become more sensitive to upward interest rate movement.)
Thank you for allowing us to assist in your investment needs.

5
Victory Government Securities Fund
Investment Overview
(Unaudited)
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
Victory Government Securities Fund — Growth of $10,000
1
The unmanaged Bloomberg U.S. Aggregate Government Intermediate & Mortgage-Backed Securities Index seeks to measure intermediate U.S.
Treasury and Agency unsecured notes and securities backed by pools of mortgages issued by U.S. Government Agencies, GNMA, Fannie Mae, or
Freddie Mac. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
2
The unmanaged Lipper Intermediate U.S. Government Funds Index is considered representative of intermediate U.S. government funds. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended February 29, 2024
Fund
Shares
Institutional
Shares
Class R6
INCEPTION DATE 2/1/91 8/10/15 12/1/16
Net Asset
Value
Net Asset
Value
Net Asset
Value
Bloomberg
U.S. Aggregate
Government
Intermediate &
Mortgage-Backed
Securities Index
1
Lipper
Intermediate
U.S. Government
Funds Index
2
One Year 2.96% 3.08% 3.14% 3.01% 2.44%
Five Year 0.73% 0.81% 0.93% 0.29% 0.11%
Ten Year 1.13% N/A N/A 1.03% 0.79%
Since Inception N/A 1.04% 1.11% N/A N/A

6
Victory Portfolios III
Victory Government Securities Fund
February 29, 2024
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund provides a high level of current income consistent with preservation of principal.
Asset Allocation*:
February 29, 2024
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.

Schedule of Portfolio Investments
February 29, 2024
Victory Portfolios III
Victory Government Securities Fund
7
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Asset-Backed Securities (2.4%)
ABS Other (1.1%):
CenterPoint Energy Transition Bond Co. IV LLC, Series 2012-1, Class A3, 3.03%, 10/15/25 . $ 1,422 $ 1,408
Consumers 2014 Securitization Funding LLC, Series 2014-A, Class A3, 3.53%, 5/1/29 ..... 3,450 3,319
PSNH Funding LLC, Series 2018-1, Class A3, 3.81%, 2/1/35 ....................... 4,000 3,767
WEPCO Environmental Trust Finance I LLC, Series 2021-1, Class A, 1.58%, 12/15/35 ..... 3,675 3,132
11,626
Agency ABS Other (1.3%):
Navient Student Loan Trust, Series 2014-1, Class A3, 5.95% (SOFR30A+62bps), 6/25/31,
Callable 4/25/35 @ 100(a) ............................................ 1,276 1,243
Nelnet Student Loan Trust ................................................
Series 2006-3, Class B, 5.86% (SOFR90A+51bps), 6/25/41, Callable 9/25/24 @ 100(a) 1,457 1,249
Series 2015-3A, Class A2, 6.04% (SOFR30A+71bps), 2/27/51, Callable 1/25/32 @
100(a)(b) ......................................................... 1,533 1,526
Series 2019-5, Class A, 2.53%, 10/25/67, Callable 2/25/34 @ 100(b) .............. 4,914 4,449
SLM Student Loan Trust ..................................................
Series 2006-4, Class B, 5.82% (SOFR90A+46bps), 1/25/70, Callable 7/25/32 @ 100(a) 2,459 2,286
Series 2013-6, Class A3, 6.09% (SOFR30A+76bps), 6/26/28, Callable 8/25/31 @ 100(a) 1,947 1,925
12,678
Total Asset-Backed Securities (Cost $25,578)
a
a
a
24,304
Collateralized Mortgage Obligations (15.0%)
Agency CMBS (11.5%):
Federal Home Loan Mortgage Corporation .....................................
Series K038, Class A2, 3.39%, 3/25/24, Callable 5/25/24 @ 100 ................. 506 506
Series K045, Class A2, 3.02%, 1/25/25, Callable 3/25/25 @ 100 ................. 2,622 2,569
Series K049, Class A2, 3.01%, 7/25/25, Callable 8/25/25 @ 100 ................. 4,000 3,890
Series K051, Class A2, 3.31%, 9/25/25, Callable 10/25/25 @ 100 ................ 10,000 9,744
Series K052, Class A1, 2.60%, 1/25/25, Callable 1/25/26 @ 100 ................. 552 543
Series K056, Class A1, 2.20%, 7/25/25, Callable 6/25/26 @ 100 ................. 725 708
Series K057, Class A2, 2.57%, 7/25/26, Callable 8/25/26 @ 100 ................. 7,000 6,666
Series K080, Class A2, 3.93%, 7/25/28, Callable 8/25/28 @ 100(c) ............... 15,000 14,510
Series K126, Class A2, 2.07%, 1/25/31, Callable 5/25/31 @ 100 ................. 2,860 2,415
Series K142, Class A2, 2.40%, 3/25/32, Callable 3/25/32 @ 100 ................. 3,000 2,529
Series K144, Class A2, 2.45%, 4/25/32, Callable 5/25/32 @ 100 ................. 5,183 4,377
Series K145, Class A2, 2.58%, 5/25/32, Callable 6/25/32 @ 100 ................. 3,423 2,916
Series K726, Class A2, 2.91%, 4/25/24, Callable 4/25/24 @ 100 ................. 577 574
Series K727, Class A2, 2.95%, 7/25/24, Callable 10/25/24 @ 100 ................ 13,939 13,806
Series K730, Class A2, 3.59%, 1/25/25, Callable 2/25/25 @ 100 ................. 4,744 4,673
Series K733, Class AM, 3.75%, 9/25/25, Callable 1/25/26 @ 100 ................. 5,000 4,892
Series KC03, Class A2, 3.50%, 1/25/26, Callable 1/25/26 @ 100 ................. 8,342 8,127
Series KPLB2, Class A, 4.83%, 6/25/33, Callable 6/25/33 @ 100 ................. 5,000 5,005
Federal National Mortgage Association .......................................
Series 2015-M13, Class A2, 2.70%, 6/25/25(c) .............................. 1,572 1,527
Series 2017-M12, Class A2, 3.06%, 6/25/27(c) .............................. 4,003 3,810
Series 2017-M8, Class A2, 3.06%, 5/25/27(c) ............................... 6,604 6,290
Series 2018-M10, Class A2, 3.36%, 7/25/28(c) .............................. 8,047 7,655
Series 2018-M4, Class A2, 3.06%, 3/25/28(c) ............................... 2,153 2,033
Series 2022-M13, Class A2, 2.59%, 6/25/32 ................................ 3,671 3,132
Series 2023-M4, Class A2, 3.77%, 8/25/32(c) ............................... 4,000 3,722
116,619
Agency CMO (0.1%):
Federal Home Loan Mortgage Corporation .....................................
Series 3134, Class FA, 5.74% (SOFR30A+41bps), 3/15/36(a) ................... 321 317
Series 4023, Class PF, 5.99% (SOFR30A+66bps), 10/15/41(a) ................... 289 287
Federal National Mortgage Association .......................................
Series 2005-29, Class FY, 5.74% (SOFR30A+41bps), 4/25/35(a) ................. 581 573

Victory Portfolios III
Victory Government Securities Fund

Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Series 2007-84, Class F, 5.74% (SOFR30A+41bps), 8/25/37(a) .................. $ 348 $ 343
1,520
Agency CMO Other (3.4%):
Federal Home Loan Mortgage Corporation .....................................
Series 3987, Class A, 2.00%, 9/15/26 ..................................... 22 22
Series 4623, Class H, 2.50%, 11/15/44 .................................... 1,122 1,004
Series 5270, Class AB, 5.50%, 1/25/49 ................................... 3,750 3,732
Federal National Mortgage Association .......................................
Series 2012-100, Class BA, 1.50%, 9/25/27 ................................ 189 179
Series 2012-102, Class GA, 1.38%, 9/25/27 ................................ 292 277
Series 2012-103, Class HB, 1.50%, 9/25/27 ................................ 206 194
Series 2012-107, Class GC, 1.50%, 10/25/27 ............................... 274 259
Series 2012-73, Class DC, 1.50%, 7/25/27 ................................. 499 473
Series 2022-88, Class BA, 5.50%, 7/25/47 ................................. 1,280 1,273
Government National Mortgage Association ....................................
Series 2022-207, Class NA, 3.00%, 1/20/52 ................................ 1,886 1,605
Series 2022-68, Class WQ, 3.58%, 5/20/50(c) .............................. 4,221 3,938
Series 2022-90, Class QU, 4.00%, 11/20/49 ................................ 5,396 5,004
Series 2023-107, Class PA, 5.50%, 1/20/46 ................................ 3,891 3,908
Series 2023-128, Class KA, 6.00%, 6/20/47 ................................ 1,944 1,957
Series 2023-131, Class P, 5.50%, 6/20/48 .................................. 1,979 1,958
Series 2023-149, Class D, 5.50%, 9/20/47 ................................. 1,977 1,963
Series 2023-53, Class QA, 5.00%, 6/20/49 ................................. 3,745 3,704
Series 2024-20, Class PA, 4.50%, 2/20/54 ................................. 3,000 2,918
34,368
Total Collateralized Mortgage Obligations (Cost $155,387)
a
a
a
152,507
Corporate Bonds (0.7%)
Energy (0.3%):
Evergy Missouri West Storm Funding I LLC, 5.10%, 12/1/38 ....................... 3,500 3,511
Utilities (0.4%):
Tennessee Valley Authority, 3.50%, 12/15/42 ................................... 5,000 4,063
Total Corporate Bonds (Cost $7,815)
a
a
a
7,574
Municipal Bonds (2.3%)
Hawaii (0.0%):(d)
State of Hawaii Department of Business Economic Development & Tourism Revenue, Series
A-2, 3.24%, 1/1/31 .................................................. 130 125
Kansas (0.3%):
Kansas Development Finance Authority Revenue, Series H, 3.94%, 4/15/26 ............. 3,000 2,935
Louisiana (0.5%):
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue
Series A, 4.15%, 2/1/33 .............................................. 3,000 2,892
Series A, 4.28%, 2/1/36 .............................................. 2,000 1,904
4,796
Texas (1.0%):
Boerne Independent School District, GO, 1.77%, 2/1/32, Continuously Callable @100 ..... 650 521
City of Abilene, GO
2.41%, 2/15/26 .................................................... 1,715 1,632
2.54%, 2/15/27 .................................................... 1,195 1,118
2.64%, 2/15/29 .................................................... 1,000 905
City of Houston Texas Combined Utility System Revenue, 3.82%, 11/15/29, Continuously
Callable @100 ..................................................... 3,000 2,882

Victory Portfolios III
Victory Government Securities Fund
9
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
State of Texas, GO, 2.53%, 10/1/31, Continuously Callable @100 .................... $ 3,500 $ 3,038
10,096
Virginia (0.5%):
Virginia Public Building Authority Revenue
Series C, 2.25%, 8/1/26 .............................................. 1,370 1,292
Series C, 2.40%, 8/1/27 .............................................. 1,475 1,369
Series C, 2.56%, 8/1/29 .............................................. 2,700 2,424
5,085
Total Municipal Bonds (Cost $24,778)
a
a
a
23,037
U.S. Government Agency Mortgages (47.7%)
Federal Farm Credit Banks
2.55%, 12/21/34 .................................................... 3,000 2,391
5.93%, 7/14/33 .................................................... 2,500 2,504
6.00%, 1/25/38 .................................................... 5,000 4,939
9,834
Federal Home Loan Banks
1.00%, 8/16/27(c) .................................................. 1,000 902
5.50%, 9/20/27 .................................................... 3,800 3,790
6.00%, 1/29/35 .................................................... 1,500 1,488
6,180
Federal Home Loan Mortgage Corporation
3.00%, 3/1/32 - 5/1/52 ............................................... 13,541 12,113
3.50%, 10/1/33 - 7/1/52 .............................................. 16,015 14,637
4.00%, 10/1/33 - 9/1/52 .............................................. 20,614 19,407
4.03% (SOFR30A+227bps), 8/1/52(a) .................................... 7,049 6,751
4.50%, 11/1/42 - 10/1/52 .............................................. 10,228 9,731
5.00%, 3/1/38 - 6/1/53 ............................................... 35,132 34,220
5.50%, 12/1/35 - 6/1/53 .............................................. 12,056 11,975
6.00%, 8/1/53 - 2/1/54 ............................................... 3,923 3,940
6.50%, 2/1/53 ..................................................... 3,709 3,777
116,551
Federal National Mortgage Association
1.64%, 9/1/31 ..................................................... 1,250 1,001
2.00%, 11/1/51 - 12/1/51 .............................................. 25,737 20,344
2.44%, 10/1/51 .................................................... 3,000 1,808
2.50%, 6/1/41 - 3/1/52 ............................................... 21,336 17,840
3.00%, 2/1/27 - 2/1/52 ............................................... 18,633 16,283
3.50%, 1/1/42 - 7/1/52 ............................................... 35,176 31,754
4.00%, 4/1/38 - 9/1/52 ............................................... 41,942 38,943
4.50%, 1/1/38 - 9/1/52 ............................................... 34,269 32,551
5.00%, 12/1/35 - 4/1/53 .............................................. 17,194 16,795
5.50%, 11/1/37 - 8/1/53 .............................................. 7,936 7,864
6.00%, 5/1/38 - 9/1/53 ............................................... 2,061 2,078
187,261
Government National Mortgage Association
2.50%, 2/20/50 - 7/20/53 ............................................. 36,435 30,858
3.00%, 8/20/51 - 10/20/51 ............................................. 17,595 15,439
3.50%, 6/20/52 .................................................... 2,629 2,359
4.00%, 7/15/40 - 11/20/40 ............................................. 1,923 1,836
4.50%, 4/20/24 - 9/20/53 ............................................. 19,645 19,061
5.00%, 5/20/33 - 9/20/53 ............................................. 14,342 14,053
5.50%, 4/20/33 - 2/20/54 ............................................. 31,120 31,165
6.00%, 4/15/28 - 10/20/53 ............................................. 17,722 17,975
6.50%, 5/15/28 - 8/20/34 ............................................. 1,176 1,221
6.50%, 1/20/54 .................................................... 7,983 8,099
6.75%, 5/15/28 .................................................... 4 4
7.00%, 5/15/27 - 7/15/32 ............................................. 385 398
7.50%, 2/15/28 - 11/15/31 ............................................. 103 106
8.00%, 5/15/27 - 9/15/30 ............................................. 138 143
142,717

Victory Portfolios III
Victory Government Securities Fund
10
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Small Business Administration Pools
5.65% (PRIME-285bps), 9/25/31(a) ..................................... $ 3,294 $ 3,253
6.00% (PRIME-250bps), 9/25/32(a) ..................................... 3,352 3,346
6.75% (PRIME-175bps), 10/25/34(a) ..................................... 1,179 1,198
8.13% (PRIME-38bps), 2/25/32(a) ...................................... 3,800 3,950
8.63% (PRIME+13bps), 6/25/32(a) ...................................... 2,632 2,771
9.38% (PRIME+88bps), 2/25/32(a) ...................................... 2,548 2,718
10.09% (PRIME+159bps), 2/25/32(a) .................................... 2,800 3,057
20,293
Total U.S. Government Agency Mortgages (Cost $512,518)
a
a
a
482,836
U.S. Treasury Obligations (30.3%)
U.S. Treasury Bonds
1.75%, 8/15/41 .................................................... 7,000 4,663
2.00%, 11/15/41 .................................................... 5,000 3,461
3.38%, 8/15/42 .................................................... 5,000 4,276
5.25%, 2/15/29 .................................................... 5,000 5,197
U.S. Treasury Notes
0.38%, 8/15/24 .................................................... 5,000 4,890
0.38%, 1/31/26 .................................................... 6,000 5,532
0.75%, 5/31/26 .................................................... 11,000 10,112
0.88%, 11/15/30 .................................................... 7,000 5,635
1.00%, 7/31/28 .................................................... 3,000 2,606
1.13%, 2/29/28 .................................................... 3,000 2,650
1.13%, 8/31/28 .................................................... 5,000 4,357
1.25%, 4/30/28 .................................................... 5,000 4,420
1.25%, 5/31/28 .................................................... 5,000 4,411
1.25%, 9/30/28 .................................................... 3,500 3,061
1.25%, 8/15/31 .................................................... 27,000 21,862
1.38%, 8/31/26 .................................................... 7,000 6,486
1.38%, 10/31/28 .................................................... 8,200 7,200
1.63%, 10/31/26 .................................................... 7,000 6,502
1.63%, 5/15/31 .................................................... 10,000 8,383
1.88%, 2/28/27 .................................................... 5,000 4,646
2.00%, 4/30/24 .................................................... 5,000 4,973
2.00%, 2/15/25 .................................................... 4,000 3,884
2.13%, 11/30/24 .................................................... 4,000 3,910
2.13%, 5/15/25 .................................................... 4,500 4,353
2.38%, 3/31/29 .................................................... 8,850 8,088
2.38%, 5/15/29 .................................................... 7,000 6,386
2.63%, 5/31/27 .................................................... 10,500 9,940
2.63%, 2/15/29 .................................................... 7,000 6,486
2.75%, 4/30/27 .................................................... 10,000 9,515
2.75%, 5/31/29 .................................................... 4,000 3,716
2.88%, 5/15/28 .................................................... 10,000 9,449
2.88%, 4/30/29 .................................................... 5,000 4,679
2.88%, 5/15/32 .................................................... 13,000 11,753
3.13%, 8/31/27 .................................................... 13,000 12,476
3.38%, 5/15/33 .................................................... 18,000 16,796
3.50%, 1/31/30 .................................................... 2,000 1,919
3.50%, 2/15/33 .................................................... 15,000 14,152
3.63%, 5/15/26 .................................................... 10,200 9,999
3.88%, 11/30/29 .................................................... 9,000 8,818
3.88%, 12/31/29 .................................................... 3,000 2,938
4.13%, 9/30/27 .................................................... 3,000 2,976
4.13%, 11/15/32 .................................................... 30,000 29,686
Total U.S. Treasury Obligations (Cost $326,193)
a
a
a
307,242

Victory Portfolios III
Victory Government Securities Fund
11
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Investment Companies (0.4%)
Federated Hermes Treasury Obligations Fund, Institutional Shares, 5.18%(e) ............ 3,894,591 $ 3,895
Total Investment Companies (Cost $3,895)
a
a
a
3,895
Principal Amount
(000)
Repurchase Agreements (2.0%)
Fixed Income Clearing Corporation-State Street Bank & Trust Co., 5.28%, purchased on
2/29/24, with a maturity date of 3/1/24, with a value of $20,000 (Collateralized by U.S.
Treasury Bond, 4.75%, due 11/15/53, with a value of $20,400) ...................... $ 20,000 20,000
Total Repurchase Agreements (Cost $20,000)
a
a
a
20,000
Total Investments (Cost $1,076,164) — 100.8% 1,021,395
Liabilities in excess of other assets — (0.8)% (8,390)
NET ASSETS - 100.00% $ 1,013,005
(a) Variable or Floating-Rate Security. Rate disclosed is as of February 29, 2024.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of February 29, 2024, the fair value of these securities was
$5,975 (thousands) and amounted to 0.6% of net assets.
(c) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at February 29, 2024.
(d) Amount represents less than 0.05% of net assets.
(e) Rate disclosed is the daily yield on February 29, 2024.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CMO
—
Collateralized Mortgage Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
LLC
—
Limited Liability Company
PRIME
—
US Prime rate, rate disclosed as of February 29, 2024.
SOFR
—
Secured Overnight Financing Rate
SOFR30A
—
30 day average of SOFR, rate disclosed as of February 29, 2024.
SOFR90A
—
90 day average of SOFR, rate disclosed as of February 29, 2024.

Statement of Assets and Liabilities
February 29, 2024
12
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
Victory
Government
Securities Fund
Assets:
Investments, at value (Cost $1,056,164) $ 1,001,395
Repurchase agreements, at value (Cost $20,000) 20,000
Receivables:
Interest and dividends 4,620
Capital shares issued 547
Prepaid expenses 26
Total Assets 1,026,588
Liabilities:
Payables:
Distributions 39
Investments purchased 12,947
Capital shares redeemed 190
Payable to Adviser 1
Accrued expenses and other payables:
Investment advisory fees 146
Administration fees 88
Custodian fees 7
Transfer agent fees 102
Compliance fees 1
Trustees' fees —(a)
Other accrued expenses 62
Total Liabilities 13,583
Commitments and contingencies (Note 5 )
Net Assets:
Capital 1,105,806
Total accumulated earnings/(loss) (92,801)
Net Assets $ 1,013,005
Net Assets
Fund Shares $ 241,030
Institutional Shares 754,424
Class R6 17,551
Total $ 1,013,005
Shares (unlimited number of shares authorized with no par value):
Fund Shares 27,623
Institutional Shares 86,433
Class R6 2,010
Total 116,066
Net asset value, offering and redemption price per share:(b)
Fund Shares $ 8.73
Institutional Shares 8.73
Class R6 8.73
(a) Rounds to less than $1 thousand.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Year Ended February 29, 2024
13
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory
Government
Securities Fund
Investment Income:
Dividends $ 85
Interest 35,490
Securities lending (net of fees) 8
Total Income 35,583
Expenses:
Investment advisory fees 1,780
Administration fees — Fund Shares 378
Administration fees — Institutional Shares 701
Administration fees — Class R6 4
Sub-Administration fees 25
Custodian fees 44
Transfer agent fees — Fund Shares 345
Transfer agent fees — Institutional Shares 737
Transfer agent fees — Class R6 1
Trustees' fees 47
Compliance fees 9
Legal and audit fees 71
State registration and filing fees 67
Interfund lending fees 5
Other expenses 93
Recoupment of prior expenses waived/reimbursed by Adviser 1
Total Expenses 4,308
Expenses waived/reimbursed by Adviser (7)
Net Expenses 4,301
Net Investment Income (Loss) 31,282
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities (19,391)
Net change in unrealized appreciation/depreciation on investment securities 16,980
Net realized/unrealized gains (losses) on investments (2,411)
Change in net assets resulting from operations $ 28,871

14
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Government Securities Fund
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 31,282 $ 16,419 $ 15,961
Net realized gains (losses) (19,391) (10,479) (3,196)
Net change in unrealized appreciation/depreciation 16,980 (34,929) (75,241)
Change in net assets resulting from operations 28,871 (28,989) (62,476)
Distributions to Shareholders:
Fund Shares (8,195) (4,501) (8,608)
Institutional Shares (23,699) (12,790) (21,688)
Class A — (1) (b) (11)
Class R6 (307) (28) (13)
Change in net assets resulting from distributions to shareholders (32,201) (17,320) (30,320)
Change in net assets resulting from capital transactions 66,078 (47,342) 263,131
Change in net assets 62,748 (93,651) 170,335
Net Assets:
Beginning of period 950,257 1,043,908 873,573
End of period $ 1,013,005 $ 950,257 $ 1,043,908
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.
(b) Class A activity is for the period June 1, 2022 to February 22, 2023 (date of termination).

15
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Government Securities Fund
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 33,084 $ 25,995 $ 36,461
Distributions reinvested 7,754 4,248 8,152
Cost of shares redeemed (53,927) (34,781) (74,015)
Total Fund Shares $ (13,089) $ (4,538) $ (29,402)
Institutional Shares
Proceeds from shares issued $ 94,741 $ 44,121 $ 300,038
Distributions reinvested 23,698 12,790 21,687
Cost of shares redeemed (52,329) (103,205) (29,311)
Total Institutional Shares $ 66,110 $ (46,294) $ 292,414
Class A
Proceeds from shares issued $ — $ 25 (b) $ 113
Distributions reinvested — — (b) (c) 11
Cost of shares redeemed — (63) (b) (413)
Total Class A $ — $ (38) (b) $ (289)
Class R6
Proceeds from shares issued $ 16,896 $ 4,256 $ 450
Distributions reinvested 307 28 13
Cost of shares redeemed (4,146) (756) (55)
Total Class R6 $ 13,057 $ 3,528 $ 408
Change in net assets resulting from capital transactions $ 66,078 $ (47,342) $ 263,131
Share Transactions:
Fund Shares
Issued 3,776 2,929 3,749
Reinvested 887 478 837
Redeemed (6,157) (3,899) (7,580)
Total Fund Shares (1,494) (492) (2,994)
Institutional Shares
Issued 10,834 5,011 30,328
Reinvested 2,711 1,439 2,234
Redeemed (5,966) (11,435) (3,125)
Total Institutional Shares 7,579 (4,985) 29,437
Class A
Issued — 3 (b) 12
Reinvested — — (b) (d) 1
Redeemed — (7) (b) (45)
Total Class A — (4) (b) (32)
Class R6
Issued 1,989 482 46
Reinvested 35 3 1
Redeemed (472) (85) (6)
Total Class R6 1,552 400 41
Change in Shares 7,637 (5,081) 26,452
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.
(b) Class A activity is for the period June 1, 2022 to February 22, 2023 (date of termination).
(c) Rounds to less than $1 thousand.
(d) Rounds to less than 1 thousand shares.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
16
See notes to financial statements.
Victory Government Securities Fund
Fund Shares
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Year
Ended
May 31, 2019
Net Asset Value, Beginning of Period $8.76 $9.19 $10.03 $10.23 $9.84 $9.55
Investment Activities:
Net investment income (loss) 0.28(b) 0.15(b) 0.15(b) 0.21(b) 0.24(b) 0.23
Net realized and unrealized gains (losses) (0.02) (0.42) (0.71) (0.15) 0.39 0.29
Total from Investment Activities 0.26 (0.27) (0.56) 0.06 0.63 0.52
Distributions to Shareholders from:
Net investment income (0.29) (0.16) (0.17) (0.22) (0.24) (0.23)
Net realized gains — — (0.11) (0.04) — —
Total Distributions (0.29) (0.16) (0.28) (0.26) (0.24) (0.23)
Net Asset Value, End of Period $8.73 $8.76 $9.19 $10.03 $10.23 $9.84
Total Return(c)(d) 2.96% (3.00)% (5.71)% 0.56% 6.49% 5.56%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.53% 0.53% 0.42% 0.41% 0.43% 0.47%
Net Investment Income (Loss)(e) 3.17% 2.20% 1.56% 2.04% 2.36% 2.42%
Gross Expenses(e)(h) 0.53% 0.53% 0.42% 0.41% 0.43% 0.47%
Supplemental Data:
Net Assets at end of period (000's) $241,030 $255,105 $272,233 $327,111 $364,077 $328,123
Portfolio Turnover(c)(i) 36% 27% 34% 15% 11% 9%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

17
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Government Securities Fund
Institutional Shares
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Year
Ended
May 31, 2019
Net Asset Value, Beginning of Period $8.76 $9.20 $10.04 $10.23 $9.85 $9.55
Investment Activities:
Net investment income (loss) 0.29(b) 0.15(b) 0.16(b) 0.22(b) 0.24(b) 0.24
Net realized and unrealized gains (losses) (0.02) (0.43) (0.71) (0.14) 0.39 0.30
Total from Investment Activities 0.27 (0.28) (0.55) 0.08 0.63 0.54
Distributions to Shareholders from:
Net investment income (0.30) (0.16) (0.18) (0.23) (0.25) (0.24)
Net realized gains — — (0.11) (0.04) — —
Total Distributions (0.30) (0.16) (0.29) (0.27) (0.25) (0.24)
Net Asset Value, End of Period $8.73 $8.76 $9.20 $10.04 $10.23 $9.85
Total Return(c)(d) 3.08% (3.03)% (5.64)% 0.75% 6.45% 5.76%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.42% 0.42% 0.35% 0.32% 0.36% 0.38%
Net Investment Income (Loss)(e) 3.29% 2.31% 1.61% 2.12% 2.43% 2.55%
Gross Expenses(e)(h) 0.42% 0.42% 0.35% 0.32% 0.36% 0.38%
Supplemental Data:
Net Assets at end of period (000's) $754,424 $691,136 $771,104 $545,930 $638,299 $742,233
Portfolio Turnover(c)(i) 36% 27% 34% 15% 11% 9%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
18
See notes to financial statements.
Victory Government Securities Fund
Class R6
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Year
Ended
May 31, 2019
Net Asset Value, Beginning of Period $8.76 $9.20 $10.01 $10.22 $9.84 $9.55
Investment Activities:
Net investment income (loss) 0.30(b) 0.17(b) 0.16(b) 0.23(b) 0.24(b) 0.24
Net realized and unrealized gains (losses) (0.03) (0.44) (0.67) (0.15) 0.39 0.29
Total from Investment Activities 0.27 (0.27) (0.51) 0.08 0.63 0.53
Distributions to Shareholders from:
Net investment income (0.30) (0.17) (0.19) (0.25) (0.25) (0.24)
Net realized gains — — (0.11) (0.04) — —
Total Distributions (0.30) (0.17) (0.30) (0.29) (0.25) (0.24)
Net Asset Value, End of Period $8.73 $8.76 $9.20 $10.01 $10.22 $9.84
Total Return(c)(d) 3.14% (2.96)% (5.26)% 0.75% 6.46% 5.68%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.37%(i) 0.34%(i) 0.26%(i) 0.31% 0.35% 0.35%
Net Investment Income (Loss)(e) 3.49% 2.55% 1.65% 2.30% 2.43% 2.54%
Gross Expenses(e)(h) 0.44% 1.81% 3.55% 0.46% 0.39% 0.51%
Supplemental Data:
Net Assets at end of period (000's) $17,551 $4,016 $531 $167 $7,903 $6,425
Portfolio Turnover(c)(j) 36% 27% 34% 15% 11% 9%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Includes impact of voluntary waiver. Without this voluntary waiver, the net expense ratio for the year ended May 31, 2022, nine months ended February
28, 2023, and year ended February 29, 2024, would have been 0.22%, 0.15%, and less than 0.01% higher, respectively.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
February 29, 2024
Victory Portfolios III
19
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following Fund (the “Fund”):
The Fund is classified as diversified under the 1940 Act. Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the
“Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”),  has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
Repurchase agreements are valued at cost.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of February 29, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Government Securities Fund Government Securities Fund Fund Shares, Institutional Shares,
and Class R6

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
20
As of February 29, 2024, there were no significant transfers into/out of Level 3.
Repurchase Agreements:
The Fund may enter into repurchase agreements with commercial banks or recognized security dealers pursuant to the terms of a Master
Repurchase Agreement. A repurchase agreement is an arrangement wherein the Fund purchases securities and the seller agrees to repurchase the securities at an agreed upon time and at an agreed upon price. The purchased securities are marked-to-market daily to ensure their value is equal to at least 102% of principal including accrued interest and are held by the Fund, either through its regular custodian or through a special
“tri-party” custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Master
Repurchase Agreements typically contain netting provisions, which provide for the net settlement of all transactions and collateral with the
Fund through a single payment in the event of default or termination. Repurchase agreements are subject to credit risk, and the Fund’s Adviser monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.
Investments in repurchase agreements as presented on the Schedule of Portfolio Investments are not net settlement amounts but gross. At
February 29, 2024, the value of the related collateral exceeded the value of the repurchase agreements, reducing the net settlement amount to zero. Details on the collateral are included on the Schedule of Portfolio Investments.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Securities Purchased on a Delayed-Delivery or When-Issued Basis:
The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis, or for delayed draws on loans can generally take place within 35 days after the trade date. Securities that require more than 35 days to settle are considered a senior security and subject to Rule 18f-4. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Fund until the transaction settles and payment takes place.  If the Fund owns delayed-
delivery or when-issued securities, these values are included in Payables for Investments purchased on the accompanying Statement of Assets and Liabilities.
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.
Mortgage- and Asset-Backed Securities:
The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage
Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the
Level 1 Level 2 Level 3 Total
Government Securities Fund
Asset-Backed Securities ......................................... $ — $ 24,304 $ — $ 24,304
Collateralized Mortgage Obligations ................................ — 152,507 — 152,507
Corporate Bonds .............................................. — 7,574 — 7,574
Municipal Bonds .............................................. — 23,037 — 23,037
U.S. Government Agency Mortgages ................................ — 482,836 — 482,836
U.S. Treasury Obligations ........................................ — 307,242 — 307,242
Investment Companies .......................................... 3,895 — — 3,895
Repurchase Agreements ......................................... — 20,000 — 20,000
Total ....................................................... $ 3,895 $ 1,017,500 $ — $ 1,021,395

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
21
Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie
Mac,” respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Interest income is recorded daily on the accrual basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of
Interest income on the Statement of Operations.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
As of February 29, 2024, the Fund did not have any securities on loan.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28 or February 29 for leap years.
For the year ended February 29, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
22
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended February 29, 2024, were as follows (amounts in thousands):
4. Affiliated Fund Ownership:
The Fund offers shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of February 29, 2024, certain affiliated fund-of-funds owned total outstanding shares of the Fund as follows:
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 0.125% of the Fund's average daily net assets. Amounts incurred and paid to
VCM for the year ended February 29, 2024, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Intermediate U.S. Government Funds Index. The Lipper Intermediate U.S. Government Funds Index tracks the total return performance of the largest funds within the Lipper Intermediate U.S. Government Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
(
a
)
Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Intermediate U.S. Government Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the year ended February 29, 2024, performance adjustments were:
Excluding U.S. Government
Securities U.S. Government Securities
Purchases Sales Purchases Sales
Government Securities Fund ........................................ $ 10,637 $ 37,023 $ 391,092 $ 303,261
Affiliated Victory Portfolios III Funds
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.5
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 13.6
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 18.4
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9.7
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.2
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.5
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 20 to 50  +/- 4
+/- 51 to 100  +/- 5
+/- 101 and greater  +/- 6

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
23
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the year ended February
29, 2024, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, and 0.05%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, and Class R6, respectively. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as Sub-Administration
fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares and Class R6 are paid monthly based on a fee accrued daily at an annualized rate of 0.10% and 0.01%, respectively, of average daily net assets, plus out-of-pocket expenses.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the year ended
February 29, 2024, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2024. Under the terms of the agreement, the
Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the
Fund in any fiscal year exceed the expense limits of such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits.
As of February 29, 2024, the expense limits (excluding voluntary waivers) were:
Under the terms of the expense limitation agreement, as amended June 22, 2023, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place,
Government Securities Fund Fund Shares
Institutional
Shares Class R6
in thousands $ 175 $ 401 $ 2
as annual % rate 0.07% 0.06% 0.02%
In effect until June 30, 2024
Fund Shares Institutional Shares Class R6
Government Securities Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.48% 0.39% 0.35%
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended February 29, 2024, were as follows (amounts in thousands):
4. Affiliated Fund Ownership:
The Fund offers shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of February 29, 2024, certain affiliated fund-of-funds owned total outstanding shares of the Fund as follows:
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 0.125% of the Fund's average daily net assets. Amounts incurred and paid to
VCM for the year ended February 29, 2024, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Intermediate U.S. Government Funds Index. The Lipper Intermediate U.S. Government Funds Index tracks the total return performance of the largest funds within the Lipper Intermediate U.S. Government Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
(
a
)
Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Intermediate U.S. Government Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the year ended February 29, 2024, performance adjustments were:
Excluding U.S. Government
Securities U.S. Government Securities
Purchases Sales Purchases Sales
Government Securities Fund ........................................ $ 10,637 $ 37,023 $ 391,092 $ 303,261
Affiliated Victory Portfolios III Funds
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.5
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 13.6
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 18.4
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9.7
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.2
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.5
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 20 to 50  +/- 4
+/- 51 to 100  +/- 5
+/- 101 and greater  +/- 6

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
24
subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at February 29, 2024. For the year ended February 29, 2024, recoupment in the amount of $1 thousand was paid to the Adviser.
As of February 29, 2024, the following amounts are available to be repaid to the Adviser (amounts in thousands):
* Amount expires by May 31, 2024.
** Amount expires by May 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended February 29, 2024.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
6. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Interest Rate Risk  — The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for debt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates.
To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can increase the security’s sensitivity to interest rate changes.
Decisions by the U.S. Federal Reserve (also known as the “Fed”)  regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.
Prepayment and Extension Risk — Mortgage-backed securities make regularly scheduled payments of principal along with interest payments.
In addition, mortgagors generally have the option of paying off their mortgages without penalty at any time. For example, when a mortgaged property is sold, the old mortgage is usually prepaid. Also, when interest rates fall, the mortgagor may refinance the mortgage and prepay the old mortgage. A homeowner’s default on the mortgage also may cause a prepayment of the mortgage. This unpredictability of the mortgage’s cash flow is called prepayment risk. For the investor, prepayment risk usually means that principal is received at the least opportune time. For example, when interest rates fall, homeowners may find it advantageous to refinance their mortgages and prepay principal. In this case, the investor is forced to reinvest the principal at the current lower rate. On the other hand, when interest rates rise, homeowners generally will not refinance their mortgages and prepayments will fall. This causes the average life of the mortgage to extend and be more sensitive to interest rates, which is called extension risk. In addition, the amount of principal the investor has to invest in these higher interest rates is reduced.
Liquidity Risk — Market developments and other factors, including a general rise in interest rates, have the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed-income securities. Such a move, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed-
income securities, may result in decreased liquidity and increased volatility in the fixed-income markets. Heavy redemptions of fixed-income mutual funds and decreased liquidity from fixed-income securities could hurt the Fund’s performance. In addition, significant securities market disruptions related to outbreaks of COVID-19 have led to dislocation in the market for a variety of fixed-income securities (including municipal obligations), which has decreased liquidity and sharply reduced returns.
Legislative Risk — Changes in government policies may affect the value of the investments held by the Fund in ways we cannot anticipate, and such policies could have an adverse impact on the value of the Fund’s investments and the Fund’s NAV.
Credit Risk — Credit risk should be low for securities that are considered to be of high quality. However, there is the possibility that an issuer will fail to make timely interest and principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline.
Expires
2024*
Expires
2025**
Expires
2026
Expires
2027 Total
Government Securities Fund ................................. $ 2 $ 13 $ 14 $ 6 $ 35

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
25
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended February 29, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the
Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed.
Interest is based on the one-month SOFR plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of
June 26, 2024, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the year ended February 29, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Fund during the year ended February 29, 2024, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the year ended February 29, 2024.
8. Federal Income Tax Information:
Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of February 29, 2024, on the Statement of Assets and Liabilities, there were no permanent book-to-tax difference reclassification adjustments.
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
Borrower or
Lender
Amount
Outstanding at
February 29, 2024
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Government Securities Fund ........................ Borrower $ — $ 10,250 5.43% $ 12,183
Year Ended February 29, 2024
Distributions Paid
From:
Ordinary
Income
Total
Distributions
Paid
Government Securities Fund ................................................................ $ 32,201 $ 32,201

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
26
* Effective February 28, 2023, the Fund's fiscal year end changed from May 31 to February 28.
As of February 29, 2024, the components of accumulated earnings/(loss) on a tax basis were as follows (amounts in thousands):
As of February 29, 2024, the Fund had net capital loss carryforwards as shown in the table below (amounts in thousands). It is unlikely that the
Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
As of February 29, 2024, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
9. New Regulatory Pronouncement:
In October 2022, the SEC adopted the Tailored Shareholder Reports Rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
Nine Months Ended February 28,
2023*
Distributions Paid
From:
Ordinary
Income
Total
Distributions
Paid
Government Securities Fund ................................................................ $ 17,320 $ 17,320
Year Ended May 31, 2022
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Government Securities Fund
.................................................
$ 17,779 $ 1 2, 541 $ 30,320
Undistributed
Ordinary
Income
Distributions
Payable
Accumulated
Earnings
(Loss)
Accumulated
Capital and
Other Losses
Unrealized
Appreciation
(Depreciation)
Total
Accumulated
Earnings
(Loss)
Government Securities Fund .......... $ 1,647 $ (2,962) $ (1,315) $ (36,717) $ (54,769) $ (92,801)
Short-Term
Amount
Long-Term
Amount Total
Government Securities Fund .............................................. $ (11,462) $ (25,255) $ (36,717)
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Government Securities Fund ............................ $ 1,076,164 $ 1,871 $ (56,640) $ (54,769)

27
Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Victory Government Securities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Victory Government Securities Fund (the “Fund”) (one of the funds constituting Victory Portfolios III (the “Trust”)), including the schedule of portfolio investments, as of February 29, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended and the period from June 1, 2022 through February 28, 2023 and the year ended May 31, 2022, the financial highlights for the year then ended and the period from June 1, 2022 through February 28, 2023 and each of the four years in the period ended May 31, 2022, and the related notes (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Victory Portfolios III) at February 29, 2024, the results of its operations for the year then ended, the changes in its net assets for the year then ended and the period from June 1, 2022 through February 28, 2023 and the year ended May 31, 2022, and its financial highlights for the year then ended and the period from June 1, 2022 through February 28, 2023 and each of the four years in the period ended
May 31, 2022, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 29, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Victory Capital investment companies since 1995.
San Antonio, Texas
April 26, 2024

Supplemental Information
February 29, 2024
Victory Portfolios III
28
(Unaudited)
Trustee and Officer Information
Board of Trustees:
Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the
State of Delaware. There are currently seven Trustees, six of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (“Independent Trustees”) and one of whom is an “interested person” of the Trust within the meaning of that term under the
1940 Act (“Interested Trustee”). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.
The following tables list the Trustees, their date of birth, position with the Trust, commencement of service, principal occupations during the past five years, and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange
Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 45 portfolios in the Trust. Each Trustee’s address is c/o Fund
Administration, 15935 La Cantera Pkwy, San Antonio, TX 78256.
Name and Date of
Birth
Position Held with the
Trust
Date Commenced
Service
Principal Occupation During Past
5 Years
Other Directorships Held During Past
5 Years
Independent Trustees
Jefferson C. Boyce
(September 1957)
Independent
Chair
Trustee since
September 2013,
Independent Chair
since January 2021
Retired. Westhab, Inc., New York Theological
Seminary, American Filtration Corp.
Dawn M. Hawley
(February 1954)
Trustee April 2014 Retired. None.
Daniel S. McNamara
(June 1966)
Trustee January 2012 Trustee, President, and Vice
Chairman of USAA ETF Trust (6/17-
6/19); President of Financial Advice
& Solutions Group (FASG), USAA
(2/13-3/21); Director of USAA Asset
Management Company (AMCO),
(8/11-6/19); Chairman of Board of
AMCO (4/13-6/19); Director of
USAA Investment Services Company
(ISCO) (formerly USAA Investment
Management Company) (9/09-3/21);
Chairman of Board of ISCO (4/13-
12/20); President and Director of
USAA Shareholder Account Services
(SAS) (10/09-6/19); Chairman of
Board of SAS (4/13-6/19); Senior
Vice President of USAA Financial
Planning Services Insurance Agency,
Inc. (FPS) (4/11-3/21); Director and
Vice Chairman of FPS (12/13-3/21);
President and Director of USAA
Investment Corporation (ICORP)
(3/10-3/21); Chairman of Board of
ICORP (12/13-3/21); Director of
USAA Financial Advisors, Inc. (FAI)
(12/13-3/21); Chairman of Board of
FAI (3/15-3/21).
None.
Richard Y.
Newton, III
(January 1956)
Trustee March 2017 Director, Elta North America (1/18-
8/19), which is a global leader in the
design, manufacture, and support
of innovative electronic systems in
the ground, maritime, airborne, and
security domains for the nation’s
warfighters, security personnel, and
first responders; Managing Partner,
Pioneer Partnership Development
Group (12/15-present).
Terran Orbital Corp., American Made
Filtration Corp.

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
29
(Unaudited)
* Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.
The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.
Barbara B. Ostdiek,
Ph.D. (March 1964)
Trustee January 2008 Senior Associate Dean of Degree
programs at Jesse H. Jones Graduate
School of Business at Rice University
(7/13-present); Associate Professor
of Finance at Jesse H. Jones Graduate
School of Business at Rice University
(7/01-7/21); Professor of Finance
at Jesse H. Jones Graduate School
of Business at Rice University
(7/21-present).
None.
John C. Walters
(February 1962)
Trustee July 2019 Retired. Guardian Variable Products Trust
(16 series)
Interested Trustee
David C. Brown*
(May 1972)
Trustee July 2019 Chief Executive Officer and
Chairman (since 2013), the Adviser;
Chief Executive Officer and
Chairman (since 2013), Victory
Capital Holdings, Inc.; Director
(since 2013), Victory Capital
Services, Inc.; Director (since 2019),
Victory Capital Transfer Agency, Inc.
Trustee, Victory Portfolios; Board
Member, Victory Capital Services, Inc.

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
30
(Unaudited)
Officers:
The officers of the Trust are elected by the Board to actively supervise the Trust’s day-to-day operations. The officers of the Trust, their date of birth, the length of time served, and their principal occupations during the past five years are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the
Trust is 15935 La Cantera Parkway, San Antonio, Texas 78256. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.
Name and Date of Birth Position with the Trust
Date Commenced
Service Principal Occupation During Past 5 Years
James K. De Vries
(April 1969)
President March 2018 Head of Fund Administration, the Adviser (5/1/23-present); Vice
President, Victory Capital Transfer Agency, Inc. (4/20/23-present);
Executive Director, the Adviser (7/1/19-4/30/23); Executive
Director, Investment and Financial Administration, USAA (2012-
6/30/19); Treasurer, USAA Mutual Funds Trust (2018-4/30/23).
Mr. De Vries also serves as the Principal Executive Officer for the Funds, Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.
Scott A. Stahorsky
(July 1969)
Vice President July 2019 Director, Third-Party Dealer Services & Reg Administration, Fund
Administration, the Adviser (5/1/23-present); Vice President,
Victory Capital Transfer Agency, Inc. (4/20/23-present); Manager,
Fund Administration, the Adviser (2015-4/30/23). Mr. Stahorsky
also serves as Vice President of Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Thomas Dusenberry
(July 1977)
Secretary June 2022 Director, Fund Administration, the Adviser (5/1/23-present);
Manager, Fund Administration, the Adviser (2022-4/30/23);
Treasurer and Principal Financial Officer (2020-2022), Assistant
Treasurer (2019), Salient MF Trust, Salient Midstream, MLP
Fund, and Forward Funds; Principal Financial Officer (2018-
2021) and Treasurer (2020-2021), Salient Private Access Funds
and Endowment PMF Funds; Senior Vice President of Fund
Accounting and Operations, Salient Partners (2020-2022); Director
of Fund Operations, Salient Partners (2016-2019). Mr. Dusenberry
also serves as Secretary of Victory Portfolios, Victory Portfolios II
and Victory Variable Insurance Funds.
Allan Shaer
(March 1965)
Treasurer July 2019 Senior Vice President, Financial Administration, Citi Fund Services
Ohio, Inc. (since 2016). Mr. Shaer also serves as the Funds’
Principal Financial and Accounting Officer. Mr. Shaer also serves as Treasurer of Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.
Christopher A. Ponte
(March 1984)
Assistant Treasurer May 2023 Director, Fund and Broker Dealer Finance, the Adviser
(5/1/23-present); Manager, Fund Administration, the Adviser
(2017-4/30/23); Chief Financial Officer, Victory Capital Services,
Inc. (since 2018). Mr. Ponte also serves as Assistant Treasurer of Victory Portfolios, Victory Portfolios II and Victory Variable
Insurance Funds.
Carol D. Trevino
(October 1965)
Assistant Treasurer September 2018 Director, Financial Reporting, Fund Administration, the Adviser
(5/1/23-present); Director, Accounting and Finance, the Adviser
(7/1/19-4/30/23); Accounting/Financial Director, USAA (12/13-
6/30/19). Ms. Trevino also serves as Assistant Treasurer Victory
Portfolios, Victory Portfolios II and Victory Variable Insurance
Funds.
Sean Fox
(September 1976)
Chief Compliance Officer June 2022 Senior Compliance Officer, the Adviser (2019-present);
Compliance Officer, the Adviser (2015-2019). Mr. Fox also
serves as Chief Compliance Officer for Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Michael Bryan
(December 1962)
Anti-Money Laundering
Compliance Officer and
Identity Theft Officer
May 2023 Vice President, CCO Compliance Support Services, Citi Fund
Services Ohio, Inc. (2008-present). Mr. Bryan also serves as the
Anti-Money Laundering Compliance Officer and identity Theft
Officer for Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.

Victory Portfolios III
31
(Unaudited)
Supplemental Information — continued
February 29, 2024
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Fund’s Statement of Additional Information on our website or upon request by calling 800-235-8396. The Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and is available on the SEC’s website at sec.gov.
Expense Examples
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2)
ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1,
2023, through February 29, 2024.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
9/1/23
Actual
Ending
Account
Value
2/29/24
Hypothetical
Ending
Account
Value
2/29/24
Actual
Expenses
Paid During
Period
9/1/23 - 2/29/24*
Hypothetical
Expenses
Paid During
Period
9/1/23 - 2/29/24*
Annualized
Expense Ratio
During Period
9/1/23 - 2/29/24
Government Securities Fund
Fund Shares ............................ $ 1,000.00 $ 1,020.00 $ 1,022.18 $ 2.71 $ 2.72 0.54%
Institutional Shares ....................... 1,000.00 1,020.70 1,022.77 2.11 2.11 0.42%
Class R6 .............................. 1,000.00 1,020.90 1,023.07 1.81 1.81 0.36%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Portfolios III
32
(Unaudited)
Supplemental Information — continued
February 29, 2024
Additional Federal Income Tax Information
For the fiscal year ended February 29, 2024, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.

Victory Portfolios III
33
(Unaudited)
Supplemental Information — continued
February 29, 2024
Considerations of the Board in Continuing the Investment Advisory Agreements
Victory Government Securities Fund (the “Fund”)
At a meeting of the Board of Trustees (the “Board”) of Victory Portfolios III (the “Trust”) held on December 7-8, 2023, the Board, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the
“Independent Trustees”), approved for an annual period the continuance of the Investment Advisory Agreement (the “Advisory Agreement”)
between the Trust and Victory Capital Management Inc. (the “Adviser”) with respect to the Fund. Prior to the December 7-8, 2023 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 17, 2023.
In advance of the foregoing meetings, the Trustees requested, received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund’s investment performance, expenses, and fees to comparable investment companies; (ii)
information concerning the services rendered to the Fund, as well as information regarding the Adviser’s revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser’s operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees (“Independent Counsel”) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The
Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with
Independent Counsel at which no representatives of management were present.
At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund’s performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser’s profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board’s and its committees’ consideration of the Advisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser in prior years and that the Board’s conclusions may be based, in part, on its consideration of these same arrangements in prior years.
ADVISORY AGREEMENT
After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.
Nature, Extent, and Quality of Services – In considering the nature, extent, and quality of the services provided by the Adviser under the
Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board considered that the Adviser manages the Fund’s assets directly through one or more investment franchises, and in doing so, continuously supervises the investment and reinvestment of cash and securities comprising the Fund’s assets. The Board also considered that the Adviser monitors pertinent economic, statistical, and financial data to determine which issuers and securities to include in the Fund’s portfolio as part of a continuous investment program. The Board also took into account its knowledge of the Adviser’s management and the quality of the performance of the
Adviser’s duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the
Fund, the Adviser and its affiliates provide administrative services, transfer agency services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the
Trust.
The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund’s compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.
The Board considered the Adviser’s management style and the performance of the Adviser’s duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund’s brokerage, including the Adviser’s process for monitoring “best execution,” also was considered. The Adviser’s role in coordinating the activities of the Fund’s other service providers was also considered.
The Board also considered the Adviser’s risk management processes. The Board considered the Adviser’s financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
34
(Unaudited)
Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.
The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the
Adviser’s oversight of the Fund’s day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser’s compliance and administrative staff.
Expenses and Performance – In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund’s advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund’s expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the “expense group”) and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the “expense universe”). Among other data, the
Board noted that the Fund’s net management fee rate – which includes advisory and administrative services and the effects of any performance adjustment, as well as any fee waivers and reimbursements – was below the medians of its expense group and expense universe. The data indicated that the Fund’s total expenses, including after any reimbursements, were below the median of its expense group and above the median of its expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The
Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above, and noted the high quality of services received by the Fund.
In considering the Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund’s performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund’s average annual total returns relative to its
Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the “performance universe”). The
Fund’s performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/
objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund’s performance was above the average of its performance universe and its Lipper index for the one-, three- and five-year periods ended June 30,
2023.
As part of its consideration, the Board factored into its evaluation of the Fund’s expenses and performance, the potential limitations inherent in the methodology used by the independent third party for developing and constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. In this regard, the Board also noted that the methodology may result in the Fund’s being included in one peer group one year and in a different peer group the next, and in similar funds being included in different peer groups. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by the third party provided a useful measure of comparative expenses and performance.
Compensation and Profitability – The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser’s business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the
Adviser waived a portion of its management fees and/or reimbursed certain expenses with respect to the Fund. The Trustees reviewed the profitability of the Adviser’s relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide transfer agency services, shareholder servicing and administrative services to the Fund for which they receive compensation. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.
Economies of Scale – The Board considered whether there should be changes in the management fee rate or structure in order to enable the
Fund to participate in any economies of scale. The Board also considered the fee waiver and expense reimbursement arrangements by the
Adviser. The Board took into account management’s discussion of the Fund’s current advisory fee structure. The Board also considered the effect of the change in size, if any, of each of the Fund’s classes on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board also considered the Adviser’s reinvestment in the business in the form of adding to investment capabilities and resources, improvements in technology, and customer service. The Board determined that the current investment management fee structure was reasonable.
Other Benefits – The Board also considered the potential direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. These potential benefits included, among other things, the opportunity to offer additional products and services to the Fund’s shareholders.
Conclusions – The Board reached the following conclusions regarding the Fund’s Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
35
(Unaudited)
with similar investment objectives and to relevant indices; (iv) the Fund’s advisory fees are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser’s and its affiliates’ level of profitability from their relationship with the
Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

Victory Portfolios III
36
(Unaudited)
Supplemental Information — continued
February 29, 2024
Liquidity Risk Management Program:
The Fund has adopted and implemented a written liquidity risk management program (the “LRMP”) as required by Rule 22e-4 under the
Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to
Financial Statements). The Fund’s Board of Trustees approved the appointment of the Fund’s investment adviser, Victory Capital Management
Inc. (“Victory Capital”), as the administrator of the LRMP.
Victory Capital manages liquidity risks associated with the Fund’s investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of the Fund’s investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid, or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Fund’s portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.
At a meeting held on March 15, 2024, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Fund did not experience any significant liquidity challenges during the covered period, and the Fund’s LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure the Fund is able to meet redemption requests without significant dilution to the remaining investors’ interest in the Fund. During the review period, the Fund’s portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that the
Fund reasonably expected to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a highly liquid investment minimum. The Fund’s investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-RN and recommended no material changes to the LRMP.

Victory Portfolios III
37
(Unaudited)
Supplemental Information — continued
February 29, 2024
Privacy Policy
Facts
WHAT DOES VICTORY
DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect, and share depend on the product or service you have with us. This information can include:
■ Social Security number and income.
■ Account balances and account transactions.
■ Data from public sources and third-party data services.
How?
All financial companies need to share customers’ personal information to run their everyday business as permitted by law. For example, we share with print and mail companies that assist us in sending mail. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons Victory chooses to share and whether you can limit this sharing.
Reasons we can share your personal information
Does
Victory
share?
Can you limit
this sharing?
For our everyday business purposes —
such as to process your transactions, maintain your accounts, respond to court orders and legal investigations, or report to credit bureaus
Yes No
For our marketing purposes —
to offer products and services provided by Victory
Yes No
For joint marketing —
sharing with other financial companies to jointly market the other company’s products or services
No
We do not
share
For everyday business purposes of the Victory family of companies —
this can include information about your Victory transactions and experiences
Yes No
For everyday business purposes of the Victory family of companies —
this can include information about your creditworthiness or insurability
No
We do not
share
For non-Victory companies to market to you
No
We do not
share

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
38
(Unaudited)
To limit our
sharing
■ Visit us online: vcm.com/optout
■ Call (877) 660-4400 – our menu will prompt you through your choices.
Please note:
If you are a new customer, we can begin sharing this information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share and protect your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call your account representative or (877) 660-4400 and ask to speak to a representative.
Who we are
Who is providing this notice? Victory Capital Holdings, Inc., and its family of companies, including companies identified with the Victory Capital name as described in the affiliates section below.
What we do
How does Victory protect my
personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Victory collect my
personal information?
We collect your personal information, for example, when you:
■ Open an account or make deposits or withdrawals from your account.
■ Give us your contact or account information.
■ Direct us to buy or sell securities.
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing? Federal law gives you the right to limit only:
■ Sharing among affiliated companies for everyday business purposes information about your creditworthiness and insurability.
■ Affiliates from using your information to market to you.
■ Sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
What happens when I limit
sharing for an account I hold
jointly with someone else?
Your choices will apply to everyone on your account.
Definitions
Victory family of companies
(affiliates)
Companies owned or controlled by Victory Capital Holdings, Inc. They can be financial and nonfinancial companies in the Victory family of companies.
■ The Victory family of companies includes: companies with a Victory Capital name, including without limitation Victory Capital Services, Inc., Victory
Capital Transfer Agency, Inc., Victory Capital Management Inc. and its
subsidiaries, RS Investments (UK) Limited, RS Investments (Hong Kong)
Limited, and RS Investment Management (Singapore) Pte. Ltd., as well as pooled vehicles managed or administered by Victory Capital Management
Inc., from time to time.

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
39
(Unaudited)
Non-Victory companies
(nonaffiliates)
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
■ We only share with non-Victory companies to service transactions you request or as necessary to provide our services.
■ We do not share with non-Victory companies so they can market their products to you.
Joint Marketing A formal agreement between a Victory company and a non-Victory financial company to market the non-Victory company’s products or services to you.
■ We do not share with any non-Victory financial company for joint marketing.
Other important information
For Nevada Residents : Nevada law requires that we tell you about the option to be placed on our internal do-
not-call list. If you’d rather not receive sales calls from us, please call (877) 660-4400 and ask to speak to a representative so we can place you on our do-not-call list.
You may also contact: Bureau of Consumer Protection Office of the Nevada Attorney General, 555 E. Washington
Ave., Ste. 3900, Las Vegas, NV 89101, call 1-702-486-3132 or Email: BCPINFO@ag.state.nv.us.
For Vermont Residents : In accordance with Vermont law, we will not share information we collect about you with companies who are not affiliates, except as permitted by law, such as with your consent or to service your accounts.
We will not share information about your creditworthiness with our affiliates without your authorization or consent, but we may share information about our transactions or experiences with you with our affiliates as permitted by law.
For California Residents : In accordance with California law, we will not share information we collect about you with nonaffiliates, except as allowed by law. For example, we may share information with your consent or to service your accounts. Among our affiliates, we will limit information sharing to the extent required by California law.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
23413-0424

February 29, 2024
Annual Report
Victory Growth and Tax Strategy Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Shareholder Letter (Unaudited) 2
Manager’s Commentary (Unaudited) 4
Investment Overview (Unaudited) 6
Investment Objective and Portfolio Holdings (Unaudited) 7
Schedule of Portfolio Investments 8
Financial Statements
Statement of Assets and Liabilities
27
Statement of Operations
28
Statements of Changes in Net Assets
29
Financial Highlights
31
Notes to Financial Statements 35
Report of Independent Registered Public Accounting Firm 43
Supplemental Information (Unaudited)
Trustee and Officer Information
44
Proxy Voting and Portfolio Holdings Information
47
Expense Examples
47
Additional Federal Income Tax Information
48
Advisory Contract Approval
49
Liquidity Risk Management Program
52
Privacy Policy
53

2
Victory Funds Letter to Shareholders
(Unaudited)
Dear Shareholder,
The past year provided us with a stark reminder of just how quickly the investing environment and sentiment can shift. Fortunately, this time the change was for the better.
While 2022 was marred by stomach-churning volatility and steep drawdowns in both equities and bonds, it was a different story in our most recent annual reporting period ending February 29, 2024. Despite the ongoing challenges and uncertainties, investors benefited from a rebound in both stock and bond markets.
Looking back, it wasn’t clear sailing the entire year, and there were plenty of twists and turns along the way. An early-year relief rally was a welcome respite for investors, with some of the most beaten down growth-oriented sectors leading the market higher. However, the rebound was threatened in March due to some unusual turmoil within the banking sector, which resulted in the collapse of a few large regional banks. This turmoil sparked fears of a liquidity crunch and a wider banking contagion, and volatility increased while equities retreated. Fortunately, the U.S. Federal Reserve (the “Fed”) took quick action to restore confidence in the banking system. It also helped that the Fed finally paused its long series of aggressive rate hikes as inflation data finally began to cool.
Financial markets resumed their rally in the spring and early summer, but as we moved into the fall, markets reversed yet again.
Investors began wondering if the Fed would be able to remove all the excess liquidity that had been used to support the economy during the pandemic without causing a recession. Ironically, good news on the economy had become bad news on the interest-
rate outlook.
As we moved deeper into the third quarter of 2023, markets struggled with the renewed notion that interest rates would remain
“higher-for-longer,” which seemingly had become the Fed’s new mantra. Yields moved higher (peaking for the year), and equities sold off as many pundits were predicting an imminent recession.
However, as we approached year-end and eased into a new year, yields declined and equities moved sharply higher. Although it wasn’t a straight line by any means, in our view, the past 12 months have been a near-best-case scenario after the tumult of the prior year. The economy proved resilient, corporate earnings continued to meet or exceed expectations, labor markets eased, and key measures of inflation moderated. Financial markets even began pricing in a series of rate cuts for 2024, though whether this comes to fruition will be data-dependent in the months ahead.
In terms of the numbers, the S&P 500
®
Index, the bell-weather proxy for our domestic stock market, delivered an impressive total return of 30.45% for our annual reporting period. Bonds also rebounded from a dreadful prior year. The Bloomberg U.S.
Aggregate Bond Index—a proxy for a diversified fixed income portfolio and one that many investors and institutions follow closely—delivered a total return of 3.33% for the 12-month reporting period.
Although the past year was constructive for investors, it’s important to remember that it was a winding road replete with many challenges. As we have championed before, it’s vital to remain calm in the face of adversity, but it’s equally important to resist unbridled optimism when markets rally strongly. We think the best approach is to stay even keeled and unemotional, and that you should understand your own risk tolerance, maintain a well-diversified portfolio across asset classes and investment types, and make a long-term plan and stick to it. We still believe that’s the best formula for success.

3
On the following pages you will find information relating to your Victory Mutual Fund. If you have any questions, we encourage you to contact our Investment Specialist. Call 800-235-8396, or visit our website at vcm.com.
From all of us here at Victory Capital, thank you for letting us help you work toward your investment goals.
James De Vries
President,
Victory Funds

4
Victory Growth and Tax Strategy Fund
Manager’s Commentary
(Unaudited)
What were the market conditions during the reporting period?
In the second quarter of 2023, equities continued to rally. Many of the market leaders and underlying investing themes remained in place. The tech sector and other growth-oriented stocks—especially large-cap tech—moved sharply higher. Value-oriented equities also enjoyed positive results, though their gains were much more subdued during the second quarter and the first half of the year by comparison. Investors cheered the notion that the U.S. Federal Reserve (the “Fed”) would finally pause its long streak of consecutive rate hikes. After raising the federal funds rate by yet another 25 basis points (a basis point is 1/100th of a percentage point) in May 2023, the Fed took a breather, thanks largely to signs that inflation was cooling. All this fueled stocks, especially growth-oriented stocks that tend to struggle in an environment of rising interest rates (and higher capital costs). Strong labor markets and resilient consumer spending—both of which continued to surprise economists during the second quarter—also pushed stocks higher while diminishing any near-term talk of recession.
The strong equity market rally enjoyed during the first half of the year did not continue in the third quarter. Although the quarter began on a strong note with many companies exceeding earnings expectations and most sectors moving higher in July, the momentum reversed as summer progressed. Was this simply the market taking a breather after a strong run? There were several factors that conspired to undermine the rally and investor sentiment. Many investors became concerned that continued strong labor markets—normally a good thing for the economy—would keep wages (and by extension inflation) elevated. The Fed certainly noticed the labor data and pledged to remain vigilant in the inflation fight. As the third quarter progressed, the market struggled with the renewed notion that interest rates would remain “higher-for-longer,” which seemingly became the Fed’s new mantra.
After a rocky start to the fourth quarter, financial markets found their footing and coasted into year-end in what could only be described as a festive mood. October was a difficult month with both stock and bond markets facing severe headwinds. Chief among these was the notion that the Fed was not yet finished with its aggressive rate-hike campaign. More importantly, this was widely interpreted as a warning sign for future economic growth. In fact, many pundits were expecting an imminent recession, and stocks declined early in the quarter to reflect that possibility. Fortunately, it was a false alarm and sentiment flipped as we approached year-end. Economic growth proved resilient, corporate earnings continued to meet or exceed expectations, labor markets eased, and key measures of inflation moderated. Taming inflation has been the Fed’s primary focus, and although it remained above the stated 2% target late in the year, it was trending in the right direction and far below peak levels. This gave the
Fed the leeway to back off—and likely end—the historic rate-hike campaign.
As we moved into January of 2024, a concentrated rally led by large-cap tech names once again led the market. In February, the major U.S. equity indices concluded the month with gains. The notable development in February revolved around the change in market anticipation regarding the timing of the first interest rate reduction. Although rate cuts are still expected to occur, most anticipate they will now come later in the year.
Tax-exempt bonds, as measured by the Bloomberg Municipal Bond Index, generated positive returns overall during the reporting period. The Fed continued its rate hiking cycle in the reporting period and raised the Fed funds interest rate by an additional 75 basis points. The Fed concluded with a target policy rate of 5.25-5.50%, keeping monetary policy restrictive to combat inflation.
Higher rates drove higher municipal yields throughout the past twelve months, peaking in October. Throughout the reporting period performance was driven by rate volatility, but ultimately ended the period decidedly positive driven by a strong recovery in late 2023. Overall returns on the Bloomberg Municipal Bond Index for the reporting period were 5.42%, outperforming the
(taxable) Bloomberg U.S. Aggregate Bond Index which returned 3.33%.
At the end of the reporting period, the yield on the Bloomberg Municipal Bond Index was 3.40%, which is a taxable-equivalent yield of 5.75% (in the 40.8% tax bracket), providing what we view as an attractive entry point for investors into the municipal market. After factoring in the benefit of the tax exemption, municipal bonds looked attractive versus the (taxable) Bloomberg U.S.
Aggregate Bond Index which yielded 4.92% at the end of February 2024.
How did the Victory Growth and Tax Strategy Fund (the “Fund”) perform during the reporting period?
The Fund has four share classes: Fund Shares, Institutional Shares, Class A, and Class C. For the reporting period ended February
29, 2024, the Fund Shares, Institutional Shares, Class A, and Class C had a total return (at net asset value) of 17.68%, 17.63%,
17.29%, and 16.36%, respectively. This compares to a total return of 30.45% for the S&P 500
®
Index (the “Index”), 5.42% for
the Bloomberg Municipal Bond Index, 17.94% for the Composite Index (50% of the S&P 500 Index and 50% of the Bloomberg
Municipal Bond Index), and 18.38% for the Lipper Composite Index (51% of the Lipper General & Insured Municipal Debt
Funds Index, and 49% of the Lipper Large-Cap Core Funds Index).

5
Victory Growth and Tax Strategy Fund
Manager’s Commentary (continued)
(Unaudited)
What strategies did you employ during the reporting period?
The equity portion of the Fund continues to seek performance similar to the Index. The relative strength or weakness of certain sectors in the Index did not have an outsized impact on the equity portion of the Fund as its sector exposures are similar to those of the Index. In keeping with our investment approach, we sought to limit both short-term and long-term capital gains. More specifically, we attempted to keep realized capital gains down by limiting the sale of securities that had increased in value and realizing capital losses on securities that had decreased in value. In addition, our investment process continued to manage the
“active risk” (the risk that the equity portion of the Fund will not perform in line with the Index because of our efforts to achieve tax efficiency) in the portfolio. To the extent the Fund has a loss carryforward position, it will help offset any potential future capital gains.
In keeping with our investment approach in the municipal bond portion of the Fund, we continued to focus on income generation.
Because of the Fund’s income orientation, it has a higher allocation to BBB and A rated categories when compared to its benchmark.
Our commitment to independent credit research continued to help us identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive both to recognize relative value and to avoid potential pitfalls, which is especially important in volatile times like the present.
As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.
The Fund continues to hold a diversified portfolio of longer-term, primarily investment-grade municipal bonds. To limit exposure to an unexpected event, the Fund is diversified by sector, issuer, and geography.
Thank you for allowing us to assist you with your investment needs.

6
Victory Growth and Tax Strategy Fund
Investment Overview
(Unaudited)
High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
The maximum offering price figures reflect a maximum sales charge of 2.25% for Class A. Class C is not subject to an initial sales charge, but is subject to a contingent deferred sales charge of 1.00% on shares redeemed within one year of purchase. Net Asset Value does not reflect sales charges.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
Victory Growth and Tax Strategy Fund — Growth of $10,000
1
The unmanaged S&P 500
®
Index is a market-capitalization-weighted index that measures the performance of the common stocks of 500 leading U.S.
companies. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
2
The unmanaged Bloomberg Municipal Bond Index is considered to be generally representative of investment-grade-municipal issues having remaining maturities greater than 1 year and a national scope. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
3
The Composite Index is comprised of 50% of the S&P 500 Index and 50% of the Bloomberg Municipal Bond Index. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
4
The Lipper Composite Index is comprised of 51% of the Lipper General & Insured Municipal Debt Funds Index and 49% of the Lipper Large-Cap Core
Funds Index. The unmanaged Lipper General & Municipal Debt Funds Index tracks the total return performance of the funds within this same category.
The unmanaged Lipper Large-Cap Core Funds Index tracks the total return performance of the funds within this same category.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended February 29, 2024
Fund
Shares
Institutional
Shares
Class A Class C
INCEPTION DATE 1/11/89 6/29/20 6/29/20 6/29/20
Net Asset
Value
Net Asset
Value
Net Asset
Value
Maximum
Offering
Price
Net Asset
Value
Contingent
Deferred
Charges S&P 500
®
Index
1
Bloomberg
Municipal Bond
Index
2
Composite
Index
1,2,3
Lipper
Composite
Index
4
One Year 17.68% 17.63% 17.29% 14.65% 16.36% 15.36% 30.45% 5.42% 17.94% 18.38%
Five Year 7.58% N/A N/A N/A N/A N/A 14.76% 1.91% 8.34% 7.68%
Ten Year 7.04% N/A N/A N/A N/A N/A 12.70% 2.68% 7.69% 7.08%
Since Inception N/A 7.80% 7.49% 6.83% 6.69% 6.69% N/A N/A N/A N/A

7
Victory Portfolios III
Victory Growth and Tax Strategy Fund
February 29, 2024
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks a conservative balance for the investor between income, the majority of which is exempt from federal income tax, and the potential for long-term growth of capital to preserve purchasing power.
Top Sectors*:
February 29, 2024
(% of Net Assets)
Top 5 Tax-Exempt Bonds:
February 29, 2024
(% of Net Assets)
Top 5 Blue Chip Stocks:
February 29, 2024
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Information Technology
15.2%
Medical
10.2%
General
8.4%
Financials
6.5%
Higher Education
6.1%
Education
5.8%
Health Care
5.9%
Nursing Homes
5.3%
Consumer Discretionary
5.0%
Communication Services
4.3%
City of New York, GO
1.3%
Gulf Coast IDA Revenue
1.2%
Port of Port Arthur Navigation District Revenue
0.6%
Port of Port Arthur Navigation District Revenue
0.4%
Chicago Board of Education, GO
0.4%
Microsoft Corp.
3.7%
Apple, Inc.
3.3%
NVIDIA Corp.
2.5%
Amazon.com, Inc.
1.9%
Meta Platforms, Inc. Class A
1.4%

Schedule of Portfolio Investments
February 29, 2024
Victory Portfolios III
Victory Growth and Tax Strategy Fund
8
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (47.8%)
Communication Services (4.3%):
Alphabet, Inc., Class A(a) ................................................. 56,780 $ 7,862
Alphabet, Inc., Class C(a) ................................................. 53,152 7,430
AT&T, Inc. ........................................................... 7,038 119
Charter Communications, Inc., Class A(a) ..................................... 195 57
Comcast Corp., Class A .................................................. 29,196 1,251
Electronic Arts, Inc. ..................................................... 2,332 325
Live Nation Entertainment, Inc.(a) ........................................... 1,692 164
Meta Platforms, Inc., Class A .............................................. 22,559 11,057
Netflix, Inc.(a) ......................................................... 5,106 3,079
News Corp., Class A ..................................................... 2,721 73
Omnicom Group, Inc. .................................................... 2,542 225
Paramount Global, Class B ................................................ 3,467 38
The Interpublic Group of Cos., Inc. .......................................... 2,972 93
The Walt Disney Co. .................................................... 15,233 1,700
T-Mobile US, Inc. ...................................................... 3,497 571
34,044
Consumer Discretionary (5.0%):
Amazon.com, Inc.(a) .................................................... 87,904 15,538
Aptiv PLC(a) .......................................................... 1,360 108
AutoZone, Inc.(a) ....................................................... 236 709
Bath & Body Works, Inc. ................................................. 2,727 125
Best Buy Co., Inc. ...................................................... 2,415 195
Booking Holdings, Inc.(a) ................................................. 417 1,447
CarMax, Inc.(a) ........................................................ 1,691 134
Carnival Corp.(a) ....................................................... 2,980 47
Chipotle Mexican Grill, Inc.(a) ............................................. 325 874
D.R. Horton, Inc. ....................................................... 3,030 453
Darden Restaurants, Inc. .................................................. 1,518 259
eBay, Inc. ............................................................ 6,813 322
Expedia Group, Inc.(a) ................................................... 1,583 217
Ford Motor Co. ........................................................ 48,788 607
Garmin Ltd. ........................................................... 1,028 141
General Motors Co. ..................................................... 11,966 490
Genuine Parts Co. ...................................................... 1,110 166
Hasbro, Inc. ........................................................... 1,004 50
Hilton Worldwide Holdings, Inc. ............................................ 3,015 616
Las Vegas Sands Corp. ................................................... 1,219 66
Lennar Corp., Class A .................................................... 2,669 423
Lennar Corp., Class B ................................................... 1 —(b)
LKQ Corp. ........................................................... 3,215 168
Lowe's Cos., Inc. ....................................................... 7,219 1,737
Marriott International, Inc., Class A .......................................... 2,953 738
McDonald's Corp. ...................................................... 7,151 2,090
MGM Resorts International(a) .............................................. 4,369 189
NIKE, Inc., Class B ..................................................... 12,097 1,257
Norwegian Cruise Line Holdings Ltd.(a) ...................................... 2,676 52
O'Reilly Automotive, Inc.(a) ............................................... 772 839
PulteGroup, Inc. ........................................................ 2,360 256
PVH Corp. ........................................................... 928 127
Ralph Lauren Corp. ..................................................... 420 78
Ross Stores, Inc. ....................................................... 3,606 537
Royal Caribbean Cruises Ltd.(a) ............................................ 2,197 271
Starbucks Corp. ........................................................ 11,086 1,052
Tapestry, Inc. .......................................................... 3,021 144
Tesla, Inc.(a) .......................................................... 4,308 870
The Home Depot, Inc. ................................................... 10,478 3,988
The TJX Cos., Inc. ...................................................... 11,324 1,123
Tractor Supply Co. ...................................................... 1,382 351
Ulta Beauty, Inc.(a) ..................................................... 550 302
Victoria's Secret & Co.(a) ................................................. 1 —(b)

Victory Portfolios III
Victory Growth and Tax Strategy Fund

Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Whirlpool Corp. ........................................................ 520 $ 56
Wynn Resorts Ltd. ...................................................... 642 68
Yum! Brands, Inc. ...................................................... 2,900 401
39,681
Consumer Staples (2.5%):
Altria Group, Inc. ....................................................... 11,731 480
Archer-Daniels-Midland Co. ............................................... 3,188 169
Brown-Forman Corp., Class B ............................................. 1,685 101
Church & Dwight Co., Inc. ................................................ 2,310 231
Colgate-Palmolive Co. ................................................... 5,377 465
Conagra Brands, Inc. .................................................... 2,454 69
Constellation Brands, Inc., Class A .......................................... 1,346 335
Costco Wholesale Corp. .................................................. 4,112 3,059
Dollar General Corp. .................................................... 2,347 341
Dollar Tree, Inc.(a) ...................................................... 1,591 233
General Mills, Inc. ...................................................... 4,550 292
Hormel Foods Corp. ..................................................... 60 2
Kimberly-Clark Corp. .................................................... 2,120 257
Lamb Weston Holdings, Inc. ............................................... 1,374 140
Molson Coors Beverage Co., Class B ......................................... 1,965 123
Mondelez International, Inc., Class A ......................................... 12,769 933
Monster Beverage Corp.(a) ................................................ 7,930 469
PepsiCo, Inc. .......................................................... 11,451 1,893
Philip Morris International, Inc. ............................................. 9,877 889
Sysco Corp. ........................................................... 5,774 468
Target Corp. .......................................................... 5,209 797
The Clorox Co. ........................................................ 689 106
The Coca-Cola Co. ...................................................... 23,340 1,401
The Estee Lauder Cos., Inc. ............................................... 1,921 285
The Hershey Co. ....................................................... 1,318 248
The J.M. Smucker Co. ................................................... 828 99
The Kraft Heinz Co. ..................................................... 483 17
The Kroger Co. ........................................................ 7,873 391
The Procter & Gamble Co. ................................................ 22,787 3,622
Tyson Foods, Inc., Class A ................................................ 1,740 94
Walmart, Inc. .......................................................... 40,437 2,370
WK Kellogg Co. ....................................................... 221 3
20,382
Energy (1.9%):
Baker Hughes Co. ...................................................... 8,513 252
Chevron Corp. ......................................................... 19,016 2,891
ConocoPhillips ........................................................ 14,432 1,624
Coterra Energy, Inc. ..................................................... 2,120 55
Devon Energy Corp. ..................................................... 4,751 209
Diamondback Energy, Inc. ................................................ 2,111 385
EOG Resources, Inc. .................................................... 4,759 545
Exxon Mobil Corp. ..................................................... 39,044 4,081
Halliburton Co. ........................................................ 9,010 316
Hess Corp. ............................................................ 2,683 391
Marathon Oil Corp. ..................................................... 8,612 209
Marathon Petroleum Corp. ................................................ 6,448 1,091
Occidental Petroleum Corp. ............................................... 6,234 378
ONEOK, Inc. .......................................................... 5,513 414
Phillips 66 ............................................................ 2,813 401
Pioneer Natural Resources Co. ............................................. 2,039 479
Schlumberger NV ...................................................... 17,103 827
The Williams Cos., Inc. .................................................. 14,342 515
Valero Energy Corp. ..................................................... 4,141 586
15,649
Financials (6.5%):
Aflac, Inc. ............................................................ 6,526 527

Victory Portfolios III
Victory Growth and Tax Strategy Fund

Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
American Express Co. ................................................... 6,409 $ 1,406
American International Group, Inc. .......................................... 8,214 599
Ameriprise Financial, Inc. ................................................. 1,153 470
Aon PLC, Class A ...................................................... 2,360 746
Arthur J. Gallagher & Co. ................................................. 2,370 578
Assurant, Inc. ......................................................... 638 116
Bank of America Corp. ................................................... 80,700 2,786
Berkshire Hathaway, Inc., Class B(a) ......................................... 16,505 6,757
BlackRock, Inc. ........................................................ 1,116 905
Capital One Financial Corp. ............................................... 4,781 658
Cboe Global Markets, Inc. ................................................ 1,027 197
Chubb Ltd. ........................................................... 3,972 1,000
Cincinnati Financial Corp. ................................................ 1,898 216
Citigroup, Inc. ......................................................... 3,989 221
CME Group, Inc. ....................................................... 3,122 688
Comerica, Inc. ......................................................... 1,300 64
Discover Financial Services ............................................... 3,419 413
Fidelity National Information Services, Inc. .................................... 1,230 85
Fifth Third Bancorp ..................................................... 8,477 291
Fiserv, Inc.(a) .......................................................... 3,840 573
Global Payments, Inc. .................................................... 2,592 336
Huntington Bancshares, Inc. ............................................... 4,811 63
Intercontinental Exchange, Inc. ............................................. 5,129 710
JPMorgan Chase & Co. .................................................. 30,506 5,676
KeyCorp ............................................................. 2,645 38
Lincoln National Corp. ................................................... 1,769 49
Loews Corp. .......................................................... 2,402 180
M&T Bank Corp. ....................................................... 660 92
Marsh & McLennan Cos., Inc. ............................................. 5,030 1,017
Mastercard, Inc., Class A ................................................. 8,421 3,998
MetLife, Inc. .......................................................... 7,410 517
Moody's Corp. ......................................................... 1,624 616
Morgan Stanley ........................................................ 14,869 1,279
MSCI, Inc. ........................................................... 992 557
Nasdaq, Inc. .......................................................... 3,477 195
Northern Trust Corp. .................................................... 40 3
PayPal Holdings, Inc.(a) .................................................. 8,083 488
Principal Financial Group, Inc. ............................................. 2,476 200
Prudential Financial, Inc. ................................................. 4,592 501
Raymond James Financial, Inc. ............................................. 1,989 239
Regions Financial Corp. .................................................. 9,790 182
S&P Global, Inc. ....................................................... 3,313 1,419
State Street Corp. ....................................................... 2,324 171
Synchrony Financial ..................................................... 6,103 252
T. Rowe Price Group, Inc. ................................................. 1,970 223
The Allstate Corp. ...................................................... 3,040 485
The Bank of New York Mellon Corp. ......................................... 5,526 310
The Charles Schwab Corp. ................................................ 13,865 926
The Goldman Sachs Group, Inc. ............................................ 3,096 1,205
The Hartford Financial Services Group, Inc. .................................... 2,900 278
The PNC Financial Services Group, Inc. ...................................... 4,697 691
The Progressive Corp. ................................................... 5,434 1,030
The Travelers Cos., Inc. .................................................. 2,350 519
Truist Financial Corp. .................................................... 2,758 97
U.S. Bancorp .......................................................... 11,380 478
Visa, Inc., Class A ...................................................... 16,518 4,669
W.R. Berkley Corp. ..................................................... 2,739 229
Wells Fargo & Co. ...................................................... 35,551 1,976
Willis Towers Watson PLC ................................................ 1,136 310
Zions Bancorp NA ...................................................... 1,310 52
51,552

Victory Portfolios III
Victory Growth and Tax Strategy Fund

Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Health Care (5.9%):
Abbott Laboratories ..................................................... 17,003 $ 2,017
AbbVie, Inc. .......................................................... 16,903 2,976
Agilent Technologies, Inc. ................................................. 3,631 499
Align Technology, Inc.(a) ................................................. 658 199
Amgen, Inc. ........................................................... 5,669 1,552
Baxter International, Inc. ................................................. 3,470 142
Becton Dickinson & Co. .................................................. 1,623 382
Biogen, Inc.(a) ......................................................... 1,206 262
Boston Scientific Corp.(a) ................................................. 15,048 996
Bristol-Myers Squibb Co. ................................................. 8,547 434
Cardinal Health, Inc. .................................................... 2,310 259
Cencora, Inc. .......................................................... 1,410 332
Centene Corp.(a) ....................................................... 3,130 246
CVS Health Corp. ...................................................... 6,602 491
Danaher Corp. ......................................................... 6,489 1,643
DaVita, Inc.(a) ......................................................... 748 95
Edwards Lifesciences Corp.(a) ............................................. 6,150 522
Elevance Health, Inc. .................................................... 2,398 1,202
Eli Lilly & Co. ......................................................... 8,712 6,566
Fortrea Holdings, Inc.(a) .................................................. 738 28
GE HealthCare Technologies, Inc. ........................................... 3,779 345
Gilead Sciences, Inc. .................................................... 8,764 632
HCA Healthcare, Inc. .................................................... 2,571 801
Hologic, Inc.(a) ........................................................ 2,461 182
Humana, Inc. .......................................................... 1,316 461
IDEXX Laboratories, Inc.(a) ............................................... 1,007 579
Intuitive Surgical, Inc.(a) ................................................. 4,198 1,619
IQVIA Holdings, Inc.(a) .................................................. 1,890 467
Johnson & Johnson ..................................................... 17,823 2,876
Laboratory Corp. of America Holdings ........................................ 738 159
McKesson Corp. ....................................................... 1,456 759
Merck & Co., Inc. ...................................................... 21,430 2,725
Mettler-Toledo International, Inc.(a) ......................................... 250 312
Pfizer, Inc. ............................................................ 31,452 835
Quest Diagnostics, Inc. ................................................... 979 122
Regeneron Pharmaceuticals, Inc.(a) .......................................... 873 843
ResMed, Inc. .......................................................... 1,408 245
Revvity, Inc. .......................................................... 1,114 122
STERIS PLC .......................................................... 864 201
Stryker Corp. .......................................................... 3,361 1,173
The Cigna Group ....................................................... 3,445 1,158
The Cooper Cos., Inc. .................................................... 1,780 167
Thermo Fisher Scientific, Inc. .............................................. 3,958 2,257
UnitedHealth Group, Inc. ................................................. 9,155 4,519
Vertex Pharmaceuticals, Inc.(a) ............................................. 2,594 1,091
Viatris, Inc. ........................................................... 3,902 48
Waters Corp.(a) ........................................................ 690 233
West Pharmaceutical Services, Inc. .......................................... 438 157
Zimmer Biomet Holdings, Inc. ............................................. 928 116
Zoetis, Inc. ........................................................... 4,796 951
46,998
Industrials (4.1%):
3M Co. .............................................................. 610 56
A.O. Smith Corp. ....................................................... 1,607 133
Allegion PLC ......................................................... 880 113
AMETEK, Inc. ........................................................ 2,802 505
Automatic Data Processing, Inc. ............................................ 4,040 1,015
C.H. Robinson Worldwide, Inc. ............................................. 450 33
Carrier Global Corp. ..................................................... 7,990 444
Caterpillar, Inc. ........................................................ 5,175 1,728
Cintas Corp. .......................................................... 1,044 656

Victory Portfolios III
Victory Growth and Tax Strategy Fund

Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Copart, Inc.(a) ......................................................... 9,144 $ 486
CSX Corp. ............................................................ 24,039 912
Cummins, Inc. ......................................................... 1,300 349
Deere & Co. .......................................................... 3,333 1,217
Delta Air Lines, Inc. ..................................................... 7,182 304
Dover Corp. ........................................................... 1,435 237
Eaton Corp. PLC ....................................................... 4,316 1,247
Emerson Electric Co. .................................................... 4,743 507
Equifax, Inc. .......................................................... 1,334 365
Expeditors International of Washington, Inc. .................................... 1,610 193
Fastenal Co. ........................................................... 5,972 436
FedEx Corp. .......................................................... 2,126 529
Fortive Corp. .......................................................... 2,506 213
Fortune Brands Innovations, Inc. ............................................ 1,596 130
General Dynamics Corp. .................................................. 1,726 472
General Electric Co. ..................................................... 11,338 1,779
Honeywell International, Inc. .............................................. 6,692 1,330
Howmet Aerospace, Inc. .................................................. 3,713 247
Huntington Ingalls Industries, Inc. ........................................... 470 137
IDEX Corp. ........................................................... 1 —(b)
Illinois Tool Works, Inc. .................................................. 2,480 650
Ingersoll Rand, Inc. ..................................................... 4,166 380
J.B. Hunt Transport Services, Inc. ........................................... 714 147
Jacobs Solutions, Inc. .................................................... 1,124 165
Johnson Controls International PLC .......................................... 6,676 396
L3Harris Technologies, Inc. ............................................... 1,949 412
Lockheed Martin Corp. ................................................... 2,228 954
Masco Corp. .......................................................... 2,915 224
Masterbrand, Inc.(a) ..................................................... 1,563 27
Norfolk Southern Corp. .................................................. 2,582 654
Northrop Grumman Corp. ................................................. 1,594 735
Old Dominion Freight Line, Inc. ............................................ 882 390
Otis Worldwide Corp. .................................................... 3,056 291
PACCAR, Inc. ......................................................... 3,846 426
Parker-Hannifin Corp. ................................................... 1,216 651
Paychex, Inc. .......................................................... 2,957 363
Pentair PLC ........................................................... 869 68
Quanta Services, Inc. .................................................... 1,444 349
Republic Services, Inc. ................................................... 2,086 383
Robert Half, Inc. ....................................................... 1,284 103
Rockwell Automation, Inc. ................................................ 980 279
RTX Corp. ............................................................ 10,570 948
Snap-on, Inc. .......................................................... 594 164
Southwest Airlines Co. ................................................... 4,050 139
Stanley Black & Decker, Inc. .............................................. 983 88
Textron, Inc. .......................................................... 2,070 184
The Boeing Co.(a) ...................................................... 4,029 821
Trane Technologies PLC .................................................. 2,802 790
TransDigm Group, Inc. ................................................... 593 698
Uber Technologies, Inc.(a) ................................................ 8 1
Union Pacific Corp. ..................................................... 7,288 1,849
United Parcel Service, Inc., Class B .......................................... 4,190 621
United Rentals, Inc. ..................................................... 750 520
Veralto Corp. .......................................................... 2,163 187
Verisk Analytics, Inc. .................................................... 1,450 351
W.W. Grainger, Inc. ..................................................... 478 465
Waste Management, Inc. .................................................. 3,869 796
Westinghouse Air Brake Technologies Corp. .................................... 1,745 247
Xylem, Inc. ........................................................... 1,548 197
32,886
Information Technology (15.2%):
Accenture PLC, Class A .................................................. 6,227 2,334

Victory Portfolios III
Victory Growth and Tax Strategy Fund

Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Adobe, Inc.(a) ......................................................... 5,358 $ 3,002
Advanced Micro Devices, Inc.(a) ............................................ 16,362 3,150
Akamai Technologies, Inc.(a) .............................................. 1,562 173
Amphenol Corp., Class A ................................................. 5,634 615
Analog Devices, Inc. .................................................... 5,096 978
ANSYS, Inc.(a) ........................................................ 796 266
Apple, Inc. ........................................................... 146,293 26,442
Applied Materials, Inc. ................................................... 10,028 2,022
Arista Networks, Inc.(a) .................................................. 2,364 656
Autodesk, Inc.(a) ....................................................... 2,021 522
Broadcom, Inc. ........................................................ 4,130 5,371
Cadence Design Systems, Inc.(a) ............................................ 2,583 786
CDW Corp. ........................................................... 1,428 352
Cisco Systems, Inc. ..................................................... 39,302 1,901
Cognizant Technology Solutions Corp., Class A ................................. 3,759 297
Corning, Inc. .......................................................... 7,670 247
DXC Technology Co.(a) .................................................. 2,701 59
F5, Inc.(a) ............................................................ 350 66
Fortinet, Inc.(a) ........................................................ 7,295 504
Gartner, Inc.(a) ........................................................ 843 393
Hewlett Packard Enterprise Co. ............................................. 12,525 191
HP, Inc. .............................................................. 10,235 290
Intel Corp. ............................................................ 14,851 639
International Business Machines Corp. ........................................ 5,693 1,053
Intuit, Inc. ............................................................ 2,547 1,688
Juniper Networks, Inc. ................................................... 2,447 91
Keysight Technologies, Inc.(a) ............................................. 1,866 288
KLA Corp. ........................................................... 1,555 1,061
Lam Research Corp. ..................................................... 1,595 1,497
Microchip Technology, Inc. ................................................ 3,820 321
Micron Technology, Inc. .................................................. 10,223 926
Microsoft Corp. ........................................................ 72,166 29,851
Motorola Solutions, Inc. .................................................. 1,485 491
NetApp, Inc. .......................................................... 2,488 222
NVIDIA Corp. ......................................................... 25,403 20,097
NXP Semiconductors NV ................................................. 234 58
Oracle Corp. .......................................................... 18,595 2,077
Qorvo, Inc.(a) ......................................................... 1,030 118
QUALCOMM, Inc. ..................................................... 12,055 1,902
Roper Technologies, Inc. .................................................. 942 513
Salesforce, Inc.(a) ...................................................... 9,375 2,895
Seagate Technology Holdings PLC .......................................... 2,345 218
ServiceNow, Inc.(a) ..................................................... 2,279 1,758
Synopsys, Inc.(a) ....................................................... 1,398 802
TE Connectivity Ltd. .................................................... 3,470 498
Texas Instruments, Inc. ................................................... 8,840 1,479
VeriSign, Inc.(a) ........................................................ 785 153
Western Digital Corp.(a) .................................................. 920 55
121,368
Materials (1.1%):
Air Products and Chemicals, Inc. ............................................ 1,787 418
Albemarle Corp. ....................................................... 1,201 166
Avery Dennison Corp. ................................................... 906 196
Ball Corp. ............................................................ 3,641 233
Celanese Corp. ......................................................... 463 70
CF Industries Holdings, Inc. ............................................... 2,538 205
Corteva, Inc. .......................................................... 8,159 437
Dow, Inc. ............................................................ 8,954 500
DuPont de Nemours, Inc. ................................................. 3,671 254
Eastman Chemical Co. ................................................... 940 82
Ecolab, Inc. ........................................................... 1,707 384
FMC Corp. ........................................................... 1,113 63

Victory Portfolios III
Victory Growth and Tax Strategy Fund

Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Freeport-McMoRan, Inc. ................................................. 15,889 $ 601
International Flavors & Fragrances, Inc. ....................................... 1,034 78
International Paper Co. ................................................... 2,781 98
Linde PLC ............................................................ 4,727 2,122
LyondellBasell Industries NV, Class A ........................................ 2,696 270
Martin Marietta Materials, Inc. ............................................. 721 417
Newmont Corp. ........................................................ 1,230 38
Nucor Corp. ........................................................... 2,642 508
PPG Industries, Inc. ..................................................... 1,640 232
Sealed Air Corp. ....................................................... 1,080 38
The Mosaic Co. ........................................................ 4,511 141
The Sherwin-Williams Co. ................................................ 2,304 765
Vulcan Materials Co. .................................................... 1,110 295
Westrock Co. .......................................................... 828 37
8,648
Real Estate (0.7%):
American Tower Corp. ................................................... 3,766 749
AvalonBay Communities, Inc. .............................................. 510 90
Boston Properties, Inc. ................................................... 670 43
CBRE Group, Inc., Class A(a) .............................................. 3,167 291
Crown Castle, Inc. ...................................................... 1,670 184
Digital Realty Trust, Inc. .................................................. 1 —(b)
Equinix, Inc. .......................................................... 852 757
Equity Residential ...................................................... 2,215 133
Extra Space Storage, Inc. ................................................. 1,147 162
Host Hotels & Resorts, Inc. ................................................ 8,818 183
Iron Mountain, Inc. ..................................................... 3,568 281
Kimco Realty Corp. ..................................................... 5,368 106
Prologis, Inc. .......................................................... 8,573 1,143
Public Storage ......................................................... 645 183
Simon Property Group, Inc. ............................................... 3,796 562
Ventas, Inc. ........................................................... 3,747 159
Welltower, Inc. ......................................................... 4,568 421
Weyerhaeuser Co. ...................................................... 3,436 118
5,565
Utilities (0.6%):
Ameren Corp. ......................................................... 1,840 131
American Electric Power Co., Inc. ........................................... 2,820 240
American Water Works Co., Inc. ............................................ 1,625 193
CenterPoint Energy, Inc. .................................................. 6,160 169
CMS Energy Corp. ...................................................... 1,590 91
Consolidated Edison, Inc. ................................................. 1,808 158
Constellation Energy Corp. ................................................ 3,575 602
Dominion Energy, Inc. ................................................... 1,086 52
DTE Energy Co. ....................................................... 1,190 129
Duke Energy Corp. ...................................................... 4,432 407
Edison International ..................................................... 1,730 118
Entergy Corp. ......................................................... 440 45
Eversource Energy ...................................................... 1,380 81
Exelon Corp. .......................................................... 6,598 236
NextEra Energy, Inc. .................................................... 16,956 936
NRG Energy, Inc. ....................................................... 2,789 154
Public Service Enterprise Group, Inc. ......................................... 3,040 190
Sempra .............................................................. 2,820 199
The AES Corp. ........................................................ 4,592 70
The Southern Co. ....................................................... 4,572 307
WEC Energy Group, Inc. ................................................. 2,417 190

Victory Portfolios III
Victory Growth and Tax Strategy Fund

Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Xcel Energy, Inc. ....................................................... 3,434 $ 181
4,879
Total Common Stocks (Cost $72,802)
a
a
a
381,652
Rights (0.0%)(c)
Health Care (0.0%):(c)
ABIOMED, Inc., CVR(a)(d) ............................................... 568 1
Total Rights (Cost $—)
a
a
a
1
Principal Amount
(000)
Municipal Bonds (51.8%)
Alabama (0.7%):
Black Belt Energy Gas District Revenue, Series D-1, 5.50%, 6/1/49, (Put Date 2/1/29)(e) ... $ 1,000 1,065
Columbia Industrial Development Board Revenue (NBGA - Southern Co.), Series A, 3.45%,
12/1/37, Continuously Callable @100(f) .................................. 600 600
Cooper Green Mercy Health Services Authority Revenue, 5.25%, 9/1/52, Continuously
Callable @100 ..................................................... 2,000 2,073
County of Jefferson AL Sewer Revenue, 5.50%, 10/1/53, Continuously Callable @100 ..... 1,000 1,084
DCH Healthcare Authority Revenue, Series A, 4.00%, 6/1/51, Continuously Callable @100 .. 1,000 915
5,737
Alaska (0.1%):
Northern Tobacco Securitization Corp. Revenue, Series A, 4.00%, 6/1/50, Continuously
Callable @100 ..................................................... 500 446
Arizona (2.2%):
Arizona IDA Revenue
5.00%, 7/1/47, Continuously Callable @100 ............................... 1,000 1,015
5.00%, 11/1/47, Continuously Callable @100 ............................... 1,000 1,052
Series B, 4.00%, 7/1/41, Continuously Callable @100 ......................... 400 371
Series B, 4.00%, 7/1/52, Continuously Callable @100 ......................... 840 710
La Paz County IDA Revenue
4.00%, 2/15/41, Continuously Callable @100 ............................... 425 381
4.00%, 2/15/46, Continuously Callable @100 ............................... 345 293
4.00%, 2/15/51, Continuously Callable @100 ............................... 300 245
Maricopa County IDA Revenue
4.00%, 7/1/51, Continuously Callable @100(g) ............................. 1,500 1,133
Series A, 5.00%, 9/1/42, Continuously Callable @100 ......................... 500 522
Series A, 4.00%, 7/1/46, Continuously Callable @100 ......................... 735 669
Series A, 5.00%, 7/1/49, Continuously Callable @100 ......................... 1,000 1,016
Series A, 5.00%, 7/1/54, Continuously Callable @100 ......................... 1,275 1,292
Series A, 4.00%, 7/1/56, Continuously Callable @100 ......................... 1,000 851
Sierra Vista IDA Revenue, 5.75%, 6/15/53, Continuously Callable @100(g) ............. 2,000 2,000
Student & Academic Services LLC Revenue (INS - Build America Mutual Assurance Co.),
5.00%, 6/1/44, Continuously Callable @100 ............................... 1,000 1,002
Tempe IDA Revenue, Series B, 4.00%, 12/1/46, Continuously Callable @102 ............ 1,185 919
The County of Pima IDA Revenue, 4.00%, 4/1/46, Continuously Callable @100 .......... 2,000 1,854
The IDA of the City of Phoenix Arizona Revenue, 5.00%, 7/1/46, Continuously Callable @100 1,300 1,242
The IDA of the County of Pima Revenue, 4.00%, 6/15/51, Continuously Callable @100(g) .. 1,000 767
17,334
Arkansas (0.1%):
Arkansas Development Finance Authority Revenue, 4.00%, 12/1/44, Continuously Callable
@100 ........................................................... 1,000 972
California (1.1%):
California Educational Facilities Authority Revenue, Series A, 5.00%, 10/1/52, Continuously
Callable @100 ..................................................... 2,000 2,032
Jurupa Public Financing Authority Special Tax, Series A, 5.00%, 9/1/42, Continuously Callable
@100 ........................................................... 1,200 1,205
State of California, GO, 5.00%, 8/1/45, Continuously Callable @100 .................. 1,000 1,025

Victory Portfolios III
Victory Growth and Tax Strategy Fund

Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Sutter Butte Flood Control Agency Special Assessment (INS - Build America Mutual
Assurance Co.), 5.00%, 10/1/40, Continuously Callable @100 ................... $ 1,000 $ 1,034
West Contra Costa Unified School District, GO (INS - National Public Finance Guarantee
Corp.), 8/1/34(h) ................................................... 4,435 3,232
8,528
Colorado (1.6%):
Colorado Educational & Cultural Facilities Authority Revenue
5.00%, 4/1/48, Continuously Callable @100 ............................... 710 722
4.00%, 1/1/52, Continuously Callable @100 ............................... 675 538
5.00%, 9/1/52, Continuously Callable @100 ............................... 730 732
4.50%, 7/1/53, Continuously Callable @100 ............................... 1,000 937
4.00%, 1/1/62, Continuously Callable @100 ............................... 795 607
Series A, 5.00%, 12/1/38, Continuously Callable @100 ........................ 1,000 1,042
Colorado Health Facilities Authority Revenue
5.00%, 6/1/45, Pre-refunded  6/1/25 @ 100 ................................ 1,000 1,024
Series A, 4.00%, 9/1/50, Continuously Callable @100 ......................... 1,000 943
Series A, 4.00%, 12/1/50, Continuously Callable @103 ........................ 1,000 793
Denver Convention Center Hotel Authority Revenue, 5.00%, 12/1/40, Continuously Callable
@100 ........................................................... 1,000 1,012
Denver Health & Hospital Authority Certificate of Participation, 5.00%, 12/1/48, Continuously
Callable @100 ..................................................... 1,900 1,914
Park Creek Metropolitan District Revenue
Series A, 5.00%, 12/1/41, Continuously Callable @100 ........................ 250 254
Series A, 5.00%, 12/1/45, Continuously Callable @100 ........................ 1,000 1,011
Rampart Range Metropolitan District No. 1 Revenue (INS - Assured Guaranty Municipal
Corp.), 5.00%, 12/1/47, Continuously Callable @100 ......................... 1,000 1,032
12,561
Connecticut (0.8%):
Connecticut State Health & Educational Facilities Authority Revenue
5.25%, 7/1/53, Continuously Callable @100 ............................... 1,000 1,067
Series T, 4.00%, 7/1/55, Continuously Callable @100 ......................... 1,000 915
Series U, 4.00%, 7/1/52, Continuously Callable @100 ........................ 2,000 1,842
State of Connecticut, GO
Series A, 5.00%, 4/15/36, Continuously Callable @100 ........................ 1,500 1,653
Series A, 5.00%, 4/15/37, Continuously Callable @100 ........................ 1,000 1,077
6,554
Florida (2.2%):
Brevard County Health Facilities Authority Revenue, Series A, 5.00%, 4/1/52, Continuously
Callable @100 ..................................................... 1,000 1,052
Capital Trust Agency, Inc. Revenue
5.00%, 8/1/40, Continuously Callable @100 ............................... 600 608
5.00%, 8/1/55, Continuously Callable @100 ............................... 1,300 1,241
City of Atlantic Beach Revenue, Series A, 5.00%, 11/15/53, Continuously Callable @103 ... 1,000 927
City of Pompano Beach Revenue
4.00%, 9/1/50, Continuously Callable @103 ............................... 1,500 1,134
Series A, 4.00%, 9/1/51, Continuously Callable @103 ......................... 500 375
Florida Development Finance Corp. Revenue
5.00%, 7/1/51, Continuously Callable @100 ............................... 1,175 1,143
Series A, 5.00%, 6/15/52, Continuously Callable @100 ........................ 1,250 1,241
Lee County IDA Revenue, Series A, 5.25%, 10/1/52, Continuously Callable @103 ........ 850 702
Lee Memorial Health System Revenue, Series A-1, 5.00%, 4/1/44, Continuously Callable
@100 ........................................................... 1,450 1,505
Miami Beach Health Facilities Authority Revenue, 4.00%, 11/15/51, Continuously Callable
@100 ........................................................... 500 450
Miami-Dade County Health Facilities Authority Revenue, Series A, 4.00%, 8/1/51,
Continuously Callable @100 ........................................... 1,000 959
Palm Beach County Educational Facilities Authority Revenue, 4.00%, 10/1/51, Continuously
Callable @100 ..................................................... 1,000 869
Sarasota County Health Facilities Authority Revenue, 5.00%, 5/15/38, Continuously Callable
@103 ........................................................... 700 687
Sarasota County Public Hospital District Revenue, 4.00%, 7/1/52, Continuously Callable
@100 ........................................................... 2,000 1,869
Seminole County IDA Revenue, Series A, 4.00%, 6/15/51, Continuously Callable @100(g) .. 830 613

Victory Portfolios III
Victory Growth and Tax Strategy Fund

Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Southeast Overtown Park West Community Redevelopment Agency Tax Allocation, Series
A-1, 5.00%, 3/1/30, Continuously Callable @100(g) .......................... $ 1,000 $ 1,000
Volusia County Educational Facility Authority Revenue, Series B, 5.00%, 10/15/45, Pre-
refunded  4/15/25 @ 100 ............................................. 1,000 1,021
17,396
Georgia (1.1%):
Crisp County Hospital Authority Revenue, 4.00%, 7/1/51, Continuously Callable @100 .... 575 541
Development Authority of Appling County Revenue, 3.90%, 9/1/41, Continuously Callable
@100(f) ......................................................... 200 200
Development Authority of Heard County Revenue, 3.66%, 9/1/26, Continuously Callable
@100(f) ......................................................... 800 800
Glynn-Brunswick Memorial Hospital Authority Revenue, 5.00%, 8/1/43, Continuously
Callable @100 ..................................................... 1,000 1,014
Main Street Natural Gas, Inc. Revenue, Series D, 5.00%, 5/1/54, (Put Date 12/1/30)(e) ..... 2,000 2,121
Milledgeville & Baldwin County Development Authority Revenue, 4.00%, 6/15/37,
Continuously Callable @100 ........................................... 1,300 1,321
Municipal Electric Authority of Georgia Revenue, Series A, 4.00%, 1/1/51, Continuously
Callable @100 ..................................................... 425 394
Private Colleges & Universities Authority Revenue, 4.00%, 6/1/45, Continuously Callable
@100 ........................................................... 750 711
The Burke County Development Authority Revenue (NBGA - Southern Co.), 3.85%, 11/1/52,
Continuously Callable @100(f) ......................................... 830 830
The Development Authority of Burke County Revenue, Series 1, 3.25%, 7/1/49, Continuously
Callable @100(f) ................................................... 1,000 1,000
8,932
Illinois (4.5%):
Chicago Board of Education, GO
Series A, 5.00%, 12/1/47, Continuously Callable @100 ........................ 3,200 3,284
Series H, 5.00%, 12/1/46, Continuously Callable @100 ........................ 2,000 2,026
Chicago Midway International Airport Revenue, Series B, 5.00%, 1/1/41, Continuously
Callable @100 ..................................................... 1,000 1,017
Chicago O'Hare International Airport Revenue, Series C, 5.00%, 1/1/41, Continuously Callable
@100 ........................................................... 1,000 1,034
Chicago Park District, GO (INS - Build America Mutual Assurance Co.), Series C, 4.00%,
1/1/42, Continuously Callable @100 ..................................... 1,250 1,202
Chicago Transit Authority Sales Tax Receipts Fund Revenue
Series A, 5.00%, 12/1/52, Continuously Callable @100 ........................ 685 708
Series A, 4.00%, 12/1/55, Continuously Callable @100 ........................ 2,000 1,755
City of Chicago Wastewater Transmission Revenue
5.00%, 1/1/44, Continuously Callable @100 ............................... 1,000 1,001
Series A, 5.00%, 1/1/47, Continuously Callable @100 ......................... 1,000 1,026
City of Chicago Waterworks Revenue, 5.00%, 11/1/44, Continuously Callable @100 ....... 1,000 1,005
City of Galesburg Revenue, Series A, 4.00%, 10/1/46, Continuously Callable @100 ....... 1,000 787
Cook County Community College District No. 508, GO (INS - Build America Mutual
Assurance Co.), 5.00%, 12/1/47, Continuously Callable @100 ................... 1,000 1,045
County of Cook Sales Tax Revenue, 5.00%, 11/15/38, Continuously Callable @100 ....... 1,000 1,051
Illinois Educational Facilities Authority Revenue, 4.00%, 11/1/36, Continuously Callable
@102 ........................................................... 1,000 1,016
Illinois Finance Authority Revenue
3.90%, 3/1/30, Continuously Callable @100 ............................... 1,000 1,002
5.00%, 5/15/40, Continuously Callable @100(i) ............................. 1,275 590
5.00%, 8/15/44, Continuously Callable @100 ............................... 1,000 1,010
5.00%, 10/1/44, Continuously Callable @100 ............................... 1,000 1,037
4.00%, 10/15/44, Continuously Callable @103 .............................. 2,000 1,363
Series A, 5.00%, 5/15/37, Continuously Callable @100 ........................ 1,000 994
Series A, 5.00%, 5/15/45, Continuously Callable @100 ........................ 1,000 848
Series A, 4.00%, 8/1/51, Continuously Callable @100 ......................... 1,000 866
Series C, 4.00%, 2/15/41, Continuously Callable @100 ........................ 955 930
Series C, 4.00%, 2/15/41, Pre-refunded  2/15/27 @ 100 ........................ 45 47
Metropolitan Pier & Exposition Authority Revenue, 5.00%, 6/15/50, Continuously Callable
@100 ........................................................... 2,500 2,602
Northern Illinois University Revenue (INS - Build America Mutual Assurance Co.), Series B,
4.00%, 4/1/40, Continuously Callable @100 ............................... 600 585

Victory Portfolios III
Victory Growth and Tax Strategy Fund

Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Sangamon County Water Reclamation District, GO
Series A, 4.00%, 1/1/49, Continuously Callable @100 ......................... $ 1,000 $ 929
Series A, 5.75%, 1/1/53, Continuously Callable @100 ......................... 1,235 1,262
State of Illinois, GO
5.50%, 5/1/39, Continuously Callable @100 ............................... 225 248
Series A, 5.50%, 3/1/47, Continuously Callable @100 ......................... 1,000 1,117
Series B, 4.00%, 10/1/33, Continuously Callable @100 ........................ 2,300 2,376
35,763
Indiana (0.4%):
Evansville Redevelopment Authority Revenue (INS - Build America Mutual Assurance Co.),
4.00%, 2/1/39, Continuously Callable @100 ............................... 1,000 1,007
Indiana Finance Authority Revenue, Series A, 5.00%, 2/1/40, Continuously Callable @100 .. 1,000 1,002
Richmond Hospital Authority Revenue, Series A, 5.00%, 1/1/39, Continuously Callable @100 1,500 1,508
3,517
Iowa (0.1%):
Iowa Tobacco Settlement Authority Revenue, Series A-2, 4.00%, 6/1/49, Continuously Callable
@100 ........................................................... 1,000 943
Kansas (1.2%):
City of Coffeyville Electric System Revenue (INS - National Public Finance Guarantee Corp.),
Series B, 5.00%, 6/1/42, Continuously Callable @100(g) ...................... 1,000 1,019
City of Lawrence Revenue
Series A, 4.00%, 7/1/36, Continuously Callable @100 ......................... 1,500 1,494
Series A, 5.00%, 7/1/43, Continuously Callable @100 ......................... 1,500 1,542
City of Manhattan Revenue, Series A, 4.00%, 6/1/46, Continuously Callable @103 ........ 1,000 781
City of Wichita Revenue, 4.63%, 9/1/33, Continuously Callable @100 ................. 575 560
Wyandotte County-Kansas City Unified Government Tax Allocation, 5.75%, 3/1/41,
Continuously Callable @103(g) ........................................ 2,000 1,930
Wyandotte County-Kansas City Unified Government Utility System Revenue
Series A, 5.00%, 9/1/44, Continuously Callable @100 ......................... 1,250 1,258
Series A, 5.00%, 9/1/45, Continuously Callable @100 ......................... 1,000 1,019
9,603
Kentucky (0.7%):
City of Ashland Revenue, Series A, 5.00%, 2/1/40, Continuously Callable @100 .......... 1,000 1,012
Kentucky Bond Development Corp. Revenue, 4.00%, 6/1/46, Continuously Callable @100 .. 750 710
Kentucky Economic Development Finance Authority Revenue, Series A, 5.00%, 5/15/46,
Continuously Callable @100 ........................................... 1,000 736
Kentucky Economic Development Finance Authority Revenue (INS - Assured Guaranty
Municipal Corp.), Series A, 5.00%, 12/1/45, Continuously Callable @100 .......... 1,000 1,041
Louisville/Jefferson County Metropolitan Government Revenue, Series A, 5.00%, 5/15/52,
Continuously Callable @100 ........................................... 2,000 2,082
5,581
Louisiana (1.7%):
City of Shreveport Water & Sewer Revenue, 5.00%, 12/1/40, Continuously Callable @100 .. 1,000 1,021
City of Shreveport Water & Sewer Revenue (INS - Assured Guaranty Corp.), Series B, 4.00%,
12/1/44, Continuously Callable @100 .................................... 500 477
City of Shreveport Water & Sewer Revenue (INS - Build America Mutual Assurance Co.),
Series C, 5.00%, 12/1/39, Continuously Callable @100 ........................ 1,000 1,015
Jefferson Sales Tax District Revenue (INS - Assured Guaranty Municipal Corp.), Series B,
4.00%, 12/1/42, Continuously Callable @100 ............................... 1,500 1,503
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (INS - Assured Guaranty Municipal Corp.)
5.00%, 10/1/39, Continuously Callable @100 ............................... 1,000 1,029
5.00%, 10/1/43, Continuously Callable @100 ............................... 1,000 1,028
Series A, 4.00%, 10/1/46, Continuously Callable @100 ........................ 1,000 965
Louisiana Public Facilities Authority Revenue
5.00%, 7/1/52, Continuously Callable @100 ............................... 1,000 1,017
Series A, 4.00%, 1/1/56, Continuously Callable @100 ......................... 1,000 896
Louisiana Public Facilities Authority Revenue (INS - Build America Mutual Assurance Co.),
5.25%, 6/1/51, Pre-refunded  6/1/25 @ 100 ................................ 1,000 1,027
Parish of East Baton Rouge Capital Improvements District Revenue, 4.00%, 8/1/44,
Continuously Callable @100 ........................................... 1,400 1,407

Victory Portfolios III
Victory Growth and Tax Strategy Fund

Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
State of Louisiana Gasoline & Fuels Tax Revenue, Series C, 5.00%, 5/1/45, Continuously
Callable @100 ..................................................... $ 1,500 $ 1,573
Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 5/15/35, Continuously
Callable @100 ..................................................... 815 816
13,774
Maine (0.2%):
Maine Health & Higher Educational Facilities Authority Revenue, Series A, 4.00%, 7/1/46,
Continuously Callable @100 ........................................... 1,000 775
Maine Health & Higher Educational Facilities Authority Revenue (INS - Assured Guaranty
Municipal Corp.), Series A, 4.00%, 7/1/50, Continuously Callable @100 ........... 1,175 1,159
1,934
Maryland (0.4%):
City of Gaithersburg Revenue, 5.13%, 1/1/42, Continuously Callable @103 ............. 865 835
Maryland Health & Higher Educational Facilities Authority Revenue
4.00%, 7/1/45, Continuously Callable @100 ............................... 1,100 1,031
5.25%, 7/1/53, Continuously Callable @100 ............................... 1,250 1,312
3,178
Massachusetts (1.7%):
Massachusetts Development Finance Agency Revenue
5.00%, 4/15/40, Continuously Callable @100 ............................... 1,000 1,003
4.00%, 9/1/48, Continuously Callable @100 ............................... 1,380 1,150
3.90% (MUNIPSA+60bps), 7/1/49, (Put Date 1/29/26), Continuously Callable @100(e)
(g)(j) ............................................................ 1,250 1,245
4.00%, 7/1/51, Continuously Callable @100 ............................... 1,500 1,266
5.00%, 10/1/57, Continuously Callable @104(g) ............................ 1,000 920
Series A, 5.00%, 6/1/39, Pre-refunded  6/1/29 @ 100 ......................... 1,000 1,122
Series A, 5.50%, 7/1/44, Continuously Callable @100 ......................... 500 453
Series A, 5.00%, 7/1/44, Continuously Callable @100 ......................... 1,600 1,576
Series B, 4.00%, 6/1/50, Continuously Callable @100 ......................... 1,000 836
Series B, 4.00%, 7/1/50, Continuously Callable @100 ......................... 850 713
Series D, 5.00%, 7/1/44, Continuously Callable @100 ........................ 1,000 1,010
Series F, 5.75%, 7/15/43, Continuously Callable @100 ........................ 1,000 1,000
Series I, 5.00%, 7/1/46, Continuously Callable @100 ......................... 1,000 1,012
13,306
Michigan (1.7%):
City of Wyandotte Electric System Revenue (INS - Build America Mutual Assurance Co.),
Series A, 5.00%, 10/1/44, Continuously Callable @100 ........................ 1,000 1,013
Detroit Downtown Development Authority Tax Allocation (INS - Assured Guaranty Municipal
Corp.), Series A, 5.00%, 7/1/48, Continuously Callable @100 ................... 1,750 1,727
Jackson Public Schools, GO (NBGA - Michigan School Bond Qualification and Loan
Program), 5.00%, 5/1/42, Continuously Callable @100 ........................ 1,000 1,052
Karegnondi Water Authority Revenue, 5.00%, 11/1/41, Continuously Callable @100 ....... 1,000 1,056
Kentwood Economic Development Corp. Revenue, 4.00%, 11/15/45, Continuously Callable
@103 ........................................................... 500 375
Lincoln Consolidated School District, GO (INS - Assured Guaranty Municipal Corp.), Series
A, 5.00%, 5/1/40, Continuously Callable @100 ............................. 1,250 1,280
Livonia Public Schools, GO (INS - Assured Guaranty Municipal Corp.), 5.00%, 5/1/45,
Continuously Callable @100 ........................................... 1,000 1,025
Michigan Finance Authority Revenue
4.00%, 2/1/42, Continuously Callable @100 ............................... 745 627
4.00%, 9/1/45, Continuously Callable @100 ............................... 1,000 944
4.00%, 12/1/51, Continuously Callable @100 ............................... 1,665 1,150
5.63%, 11/1/52, Continuously Callable @100 ............................... 2,000 2,028
Wayne County Airport Authority Revenue, Series B, 5.00%, 12/1/44, Continuously Callable
@100 ........................................................... 1,000 1,009
13,286
Minnesota (0.3%):
Housing & Redevelopment Authority of the City of St. Paul Minnesota Revenue
5.00%, 11/15/44, Pre-refunded 11/15/25 @ 100 ............................. 1,000 1,030
Series A, 5.00%, 11/15/47, Continuously Callable @100 ....................... 1,000 1,012
2,042
Missouri (0.9%):
Cape Girardeau County IDA Revenue, 4.00%, 3/1/46, Continuously Callable @100 ....... 750 706

Victory Portfolios III
Victory Growth and Tax Strategy Fund

Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Health & Educational Facilities Authority of the State of Missouri Revenue
5.00%, 8/1/45, Continuously Callable @100 ............................... $ 1,270 $ 1,077
4.00%, 2/1/48, Continuously Callable @100 ............................... 1,500 1,135
4.00%, 2/15/51, Continuously Callable @100 ............................... 480 431
5.00%, 12/1/52, Continuously Callable @100 ............................... 500 524
Series A, 4.00%, 2/15/49, Continuously Callable @100 ........................ 250 234
Missouri Development Finance Board Revenue, 4.00%, 3/1/51, Continuously Callable @100 1,000 831
St. Louis Municipal Finance Corp. Revenue (INS - Assured Guaranty Municipal Corp.)
5.00%, 10/1/38, Continuously Callable @100 ............................... 1,000 1,053
5.00%, 10/1/49, Continuously Callable @100 ............................... 1,000 1,053
7,044
Montana (0.1%):
Montana Facility Finance Authority Revenue, Series A, 4.00%, 6/1/45, Continuously Callable
@100 ........................................................... 485 455
Nebraska (0.5%):
Central Plains Energy Project Revenue
Series 1, 5.00%, 5/1/53, (Put Date 10/1/29)(e) .............................. 2,000 2,089
Series A, 5.00%, 9/1/42 .............................................. 1,000 1,091
Douglas County Hospital Authority No. 3 Revenue, 5.00%, 11/1/48, Continuously Callable
@100 ........................................................... 1,000 1,012
4,192
Nevada (0.5%):
Carson City Revenue, 5.00%, 9/1/42, Continuously Callable @100 ................... 1,000 1,022
Las Vegas Convention & Visitors Authority Revenue, Series C, 4.00%, 7/1/41, Continuously
Callable @100 ..................................................... 1,555 1,563
Las Vegas Redevelopment Agency Tax Allocation, 5.00%, 6/15/45, Continuously Callable
@100 ........................................................... 1,500 1,513
4,098
New Hampshire (0.3%):
New Hampshire Business Finance Authority Revenue
4.00%, 1/1/51, Continuously Callable @103 ............................... 2,000 1,468
Series A, 5.25%, 7/1/48, Continuously Callable @103 ......................... 1,000 1,002
2,470
New Jersey (2.8%):
Essex County Improvement Authority Revenue, 4.00%, 6/15/51, Continuously Callable @100 1,100 981
New Jersey Economic Development Authority Revenue
5.00%, 6/15/43, Pre-refunded 12/15/28 @ 100 .............................. 370 411
5.00%, 6/15/43, Continuously Callable @100 ............................... 630 664
Series A, 4.00%, 7/1/34, Continuously Callable @100 ......................... 1,000 1,024
Series A, 5.00%, 6/15/47, Continuously Callable @100 ........................ 1,000 1,036
Series B, 5.00%, 6/15/43, Continuously Callable @100 ........................ 1,000 1,054
Series DDD, 5.00%, 6/15/42, Pre-refunded  6/15/27 @ 100 ..................... 2,000 2,146
New Jersey Economic Development Authority Revenue (INS - Assured Guaranty Municipal
Corp.), 5.00%, 6/1/37, Continuously Callable @100 .......................... 500 520
New Jersey Educational Facilities Authority Revenue, Series B, 5.00%, 9/1/36, Continuously
Callable @100 ..................................................... 1,000 1,051
New Jersey Educational Facilities Authority Revenue (INS - Assured Guaranty Municipal
Corp.), Series C, 4.00%, 7/1/50, Continuously Callable @100 ................... 1,000 980
New Jersey Health Care Facilities Financing Authority Revenue, 5.00%, 10/1/37, Continuously
Callable @100 ..................................................... 1,000 1,067
New Jersey Health Care Facilities Financing Authority Revenue (LOC - Valley National Bank),
Series A-2, 5.25%, 7/1/35, Continuously Callable @100(f) ..................... 2,700 2,700
New Jersey Transportation Trust Fund Authority Revenue
5.00%, 6/15/48, Continuously Callable @100 ............................... 1,000 1,073
Series A, 5.00%, 12/15/35, Continuously Callable @100 ....................... 1,000 1,087
Series A, 12/15/38(h) ................................................ 1,500 823
Series AA, 5.00%, 6/15/44, Continuously Callable @100 ...................... 1,000 1,004
Series BB, 4.00%, 6/15/50, Continuously Callable @100 ...................... 1,000 950
South Jersey Transportation Authority Revenue, Series A, 5.00%, 11/1/39, Continuously
Callable @100 ..................................................... 1,250 1,236
South Jersey Transportation Authority Revenue (INS - Build America Mutual Assurance Co.),
5.25%, 11/1/52, Continuously Callable @100 ............................... 500 534

Victory Portfolios III
Victory Growth and Tax Strategy Fund

Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
The Atlantic County Improvement Authority Revenue (INS - Assured Guaranty Municipal
Corp.), 4.00%, 7/1/53, Continuously Callable @100 .......................... $ 750 $ 700
The Passaic County Improvement Authority Revenue, 5.38%, 7/1/53, Continuously Callable
@100 ........................................................... 500 504
Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 6/1/46, Continuously Callable
@100 ........................................................... 500 518
22,063
New Mexico (0.1%):
New Mexico Hospital Equipment Loan Council Revenue, Series A, 5.00%, 7/1/49,
Continuously Callable @102 ........................................... 1,500 1,113
New York (3.3%):
Build NYC Resource Corp. Revenue, Series A, 7.00%, 4/15/53, Continuously Callable
@100(g) ......................................................... 1,000 1,052
City of New York, GO, Series B-3, 3.50%, 10/1/46, Continuously Callable @100(f) ....... 10,000 10,000
New York City Municipal Water Finance Authority Revenue, Series DD, 3.50%, 6/15/33,
Continuously Callable @100(f) ......................................... 1,855 1,855
New York Liberty Development Corp. Revenue
5.25%, 10/1/35 .................................................... 630 749
5.50%, 10/1/37 .................................................... 1,500 1,813
2.80%, 9/15/69, Continuously Callable @100 ............................... 1,000 908
New York State Dormitory Authority Revenue
5.00%, 7/1/57, Continuously Callable @100 ............................... 1,000 975
Series A, 4.00%, 3/15/49, Continuously Callable @100 ........................ 750 733
Series A, 4.00%, 9/1/50, Continuously Callable @100 ......................... 2,000 1,760
Series A, 4.00%, 7/1/52, Continuously Callable @100 ......................... 1,000 929
Series D, 4.00%, 2/15/47, Continuously Callable @100 ........................ 2,000 1,968
New York State Dormitory Authority Revenue (INS - AMBAC Assurance Corp.), Series 1,
5.50%, 7/1/40 ..................................................... 1,205 1,488
The Genesee County Funding Corp. Revenue, Series A, 5.25%, 12/1/52, Continuously Callable
@100 ........................................................... 500 519
Village of Johnson City, GO, Series C, 5.25%, 9/27/24 ............................ 2,000 2,010
26,759
North Carolina (0.5%):
North Carolina Medical Care Commission Revenue
5.00%, 10/1/35, Continuously Callable @100 ............................... 1,000 1,033
5.00%, 1/1/49, Continuously Callable @104 ............................... 1,500 1,433
Series A, 5.13%, 10/1/54, Continuously Callable @100 ........................ 1,500 1,563
4,029
North Dakota (0.4%):
City of Grand Forks Revenue, 4.00%, 12/1/51, Continuously Callable @100 ............ 1,450 1,247
County of Ward Revenue, Series C, 5.00%, 6/1/43, Continuously Callable @100 ......... 1,000 866
University of North Dakota Certificate of Participation (INS - Assured Guaranty Corp.), Series
A, 4.00%, 6/1/51, Continuously Callable @100 ............................. 1,000 948
3,061
Ohio (1.1%):
County of Hamilton Revenue, Series A, 5.75%, 1/1/53, Continuously Callable @103 ...... 500 490
County of Ross Revenue, 5.00%, 12/1/49, Continuously Callable @100 ................ 2,420 2,482
County of Warren Revenue, Series A, 4.00%, 7/1/45, Continuously Callable @100 ........ 735 654
Northeast Ohio Medical University Revenue (INS - Build America Mutual Assurance Co.),
5.00%, 12/1/43, Continuously Callable @100 ............................... 775 813
Ohio Higher Educational Facility Commission Revenue
4.00%, 12/1/46, Continuously Callable @100 ............................... 750 677
5.25%, 1/1/52, Continuously Callable @100 ............................... 1,000 1,012
4.00%, 10/1/52, Continuously Callable @100 ............................... 2,000 1,698
Southeastern Ohio Port Authority Revenue, 5.00%, 12/1/43, Continuously Callable @100 ... 750 659
8,485
Oklahoma (0.4%):
Oklahoma Development Finance Authority Revenue, Series B, 5.50%, 8/15/57, Continuously
Callable @100 ..................................................... 1,000 1,014
Oklahoma Municipal Power Authority Revenue (INS - Assured Guaranty Municipal Corp.),
Series A, 4.00%, 1/1/47, Continuously Callable @100 ......................... 1,000 981

Victory Portfolios III
Victory Growth and Tax Strategy Fund

Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Pontotoc County Educational Facilities Authority Revenue, 4.00%, 9/1/40, Continuously
Callable @100 ..................................................... $ 500 $ 480
Tulsa County Industrial Authority Revenue, 5.25%, 11/15/37, Continuously Callable @102 .. 750 752
3,227
Oregon (0.5%):
Medford Hospital Facilities Authority Revenue, Series A, 4.00%, 8/15/50, Continuously
Callable @100 ..................................................... 1,000 933
Oregon State Facilities Authority Revenue, Series A, 4.00%, 10/1/51, Continuously Callable
@100 ........................................................... 1,000 840
Salem Hospital Facility Authority Revenue
4.00%, 5/15/47, Continuously Callable @103 ............................... 1,000 789
5.00%, 5/15/53, Continuously Callable @102 ............................... 1,250 1,140
3,702
Pennsylvania (4.6%):
Adams County General Authority Revenue, 4.00%, 8/15/45, Continuously Callable @100 ... 1,455 1,347
Allegheny County Hospital Development Authority Revenue
Series A, 4.00%, 7/15/39, Continuously Callable @100 ........................ 1,185 1,191
Series A, 5.00%, 4/1/47, Continuously Callable @100 ......................... 2,000 2,032
Berks County IDA Revenue
5.00%, 5/15/43, Pre-refunded  5/15/25 @ 102 .............................. 350 365
5.00%, 11/1/50, Continuously Callable @100 ............................... 1,500 773
Bucks County IDA Revenue, 4.00%, 8/15/44, Continuously Callable @100 ............. 1,000 949
Butler County Hospital Authority Revenue, 5.00%, 7/1/39, Continuously Callable @100 .... 1,665 1,634
Canon-McMillan School District, GO (INS - Build America Mutual Assurance Co.), 4.00%,
6/1/44, Continuously Callable @100 ..................................... 1,500 1,506
Central Bradford Progress Authority Revenue, Series B, 4.00%, 12/1/51, Continuously
Callable @100 ..................................................... 2,000 1,828
Chester County IDA Revenue, 5.00%, 10/1/44, Continuously Callable @100 ............ 1,000 992
Commonwealth of Pennsylvania Certificate of Participation, Series A, 5.00%, 7/1/43,
Continuously Callable @100 ........................................... 1,000 1,041
Lancaster County Hospital Authority Revenue, 5.00%, 11/1/35, Continuously Callable @100 1,000 1,010
Lancaster IDA Revenue, 4.00%, 7/1/51, Continuously Callable @103 ................. 500 370
Latrobe IDA Revenue, 4.00%, 3/1/51, Continuously Callable @100 ................... 800 626
Montgomery County IDA Revenue
4.00%, 10/1/46, Continuously Callable @100 ............................... 625 508
4.00%, 10/1/51, Continuously Callable @100 ............................... 825 643
Series A, 5.25%, 1/15/45, Pre-refunded  1/15/25 @ 100 ........................ 1,000 1,016
Series C, 4.00%, 11/15/43, Continuously Callable @103 ....................... 600 550
Northampton County General Purpose Authority Revenue
4.00%, 8/15/40, Continuously Callable @100 ............................... 1,000 980
5.00%, 8/15/43, Continuously Callable @100 ............................... 1,000 1,033
5.00%, 8/15/48, Continuously Callable @100 ............................... 2,500 2,577
Pennsylvania Economic Development Financing Authority Revenue
4.00%, 7/1/46, Continuously Callable @103 ............................... 1,000 816
Series A, 4.00%, 10/15/51, Continuously Callable @100 ....................... 1,000 952
Pennsylvania Higher Educational Facilities Authority Revenue, Series A, 4.00%, 7/15/46,
Continuously Callable @100 ........................................... 1,575 1,282
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Series B, 4.00%, 12/1/51,
Continuously Callable @100 ........................................... 1,000 945
Pennsylvania Turnpike Commission Revenue
Series A-1, 5.00%, 12/1/46, Continuously Callable @100 ...................... 1,000 1,017
Series A-1, 5.00%, 12/1/47, Continuously Callable @100 ...................... 1,000 1,040
Series B, 5.00%, 12/1/39, Continuously Callable @100 ........................ 1,000 1,057
Philadelphia IDA Revenue, 5.00%, 8/1/50, Continuously Callable @100 ............... 1,050 1,001
Reading School District, GO (INS - Assured Guaranty Municipal Corp.), 5.00%, 3/1/38,
Continuously Callable @100 ........................................... 1,500 1,576
The School District of Philadelphia, GO
Series A, 5.00%, 9/1/38, Continuously Callable @100 ......................... 1,000 1,059
Series A, 4.00%, 9/1/46, Continuously Callable @100 ......................... 1,000 949
Series F, 5.00%, 9/1/37, Continuously Callable @100 ......................... 1,000 1,037
Wilkes-Barre Area School District, GO (INS - Build America Mutual Assurance Co.), 4.00%,
4/15/49, Continuously Callable @100 .................................... 1,500 1,403
37,105

Victory Portfolios III
Victory Growth and Tax Strategy Fund

Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Rhode Island (0.1%):
Rhode Island Housing & Mortgage Finance Corp. Revenue, Series 2015-A, 6.85%, 10/1/24,
Continuously Callable @100 ........................................... $ 20 $ 20
Rhode Island Turnpike & Bridge Authority Revenue, Series A, 5.00%, 10/1/40, Continuously
Callable @100 ..................................................... 1,000 1,031
1,051
South Carolina (0.4%):
Patriots Energy Group Revenue, Series A, 4.00%, 6/1/51, Continuously Callable @100 ..... 1,100 1,066
South Carolina Jobs-Economic Development Authority Revenue
5.00%, 11/15/47, Continuously Callable @103 .............................. 1,000 1,016
4.00%, 4/1/49, Continuously Callable @103 ............................... 620 454
5.25%, 2/1/53, Continuously Callable @100 ............................... 750 816
3,352
Tennessee (1.1%):
Greeneville Health & Educational Facilities Board Revenue, 5.00%, 7/1/37, Continuously
Callable @100 ..................................................... 1,500 1,581
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board Revenue
5.00%, 7/1/46, Continuously Callable @100 ............................... 1,465 1,475
5.00%, 10/1/48, Continuously Callable @100 ............................... 500 503
4.00%, 10/1/51, Continuously Callable @100 ............................... 1,000 839
Series A, 5.00%, 10/1/45, Continuously Callable @100 ........................ 1,000 1,005
Tennergy Corp. Revenue, Series A, 5.50%, 10/1/53, (Put Date 12/1/30)(e) .............. 2,500 2,675
The Metropolitan Nashville Airport Authority Revenue, Series A, 4.00%, 7/1/49, Continuously
Callable @100 ..................................................... 1,000 976
9,054
Texas (7.6%):
Arlington Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund),
4.00%, 8/15/44, Continuously Callable @100 ............................... 2,165 2,140
Bexar County Health Facilities Development Corp. Revenue, 5.00%, 7/15/37, Continuously
Callable @105 ..................................................... 1,000 902
Central Texas Regional Mobility Authority Revenue, 4.00%, 1/1/41, Continuously Callable
@100 ........................................................... 1,000 973
Central Texas Turnpike System Revenue, Series C, 5.00%, 8/15/42, Continuously Callable
@100 ........................................................... 1,000 1,003
City of Arlington Special Tax Revenue (INS - Assured Guaranty Municipal Corp.), Series A,
5.00%, 2/15/48, Continuously Callable @100 ............................... 1,000 1,040
City of Arlington Tax Allocation, 4.00%, 8/15/50, Continuously Callable @100 .......... 1,700 1,432
City of Houston Hotel Occupancy Tax & Special Revenue
5.00%, 9/1/39, Continuously Callable @100 ............................... 1,000 1,008
5.00%, 9/1/40, Continuously Callable @100 ............................... 1,000 1,009
City of Irving Texas Revenue, 5.00%, 8/15/43, Continuously Callable @100 ............. 1,000 1,005
City of Laredo Waterworks & Sewer System Revenue, 4.00%, 3/1/41, Continuously Callable
@100 ........................................................... 1,000 1,005
City of Lewisville Special Assessment (INS - ACA Financial Guaranty Corp.), 5.80%, 9/1/25 1,530 1,567
Clifton Higher Education Finance Corp. Revenue, 4.25%, 8/15/52, Continuously Callable
@100 ........................................................... 1,500 1,407
Clifton Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund)
5.00%, 8/15/39, Continuously Callable @100 ............................... 1,000 1,007
4.00%, 8/15/44, Continuously Callable @100 ............................... 1,000 986
4.25%, 4/1/53, Continuously Callable @100 ............................... 3,250 3,193
County of Bexar Revenue, 4.00%, 8/15/44, Continuously Callable @100 ............... 1,500 1,453
Greater Texas Cultural Education Facilities Finance Corp. Revenue, 4.00%, 3/1/50,
Continuously Callable @100 ........................................... 1,000 940
Gulf Coast IDA Revenue, 3.10%, 11/1/41, Continuously Callable @100(f) .............. 9,700 9,700
Harris County Cultural Education Facilities Finance Corp. Revenue, Series A, 5.00%, 6/1/38,
Continuously Callable @100 ........................................... 1,000 893
Harris County Hospital District Revenue, 4.00%, 2/15/42, Continuously Callable @100 .... 1,000 965
Hidalgo County Regional Mobility Authority Revenue
Series A, 4.00%, 12/1/41, Continuously Callable @100 ........................ 735 700
Series B, 4.00%, 12/1/41, Continuously Callable @100 ........................ 700 638
Houston Higher Education Finance Corp. Revenue, 4.00%, 10/1/51, Continuously Callable
@100 ........................................................... 1,100 890

Victory Portfolios III
Victory Growth and Tax Strategy Fund

Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Karnes County Hospital District Revenue, 5.00%, 2/1/44, Continuously Callable @100 ..... $ 1,000 $ 1,000
Martin County Hospital District, GO, 4.00%, 4/1/36, Continuously Callable @100 ........ 350 353
Matagorda County Navigation District No. 1 Revenue, Series B-2, 4.00%, 6/1/30,
Continuously Callable @100 ........................................... 1,000 970
Mesquite Health Facilities Development Corp. Revenue, 0.00%, 2/15/35, Continuously
Callable @100(i) ................................................... 338 13
New Hope Cultural Education Facilities Finance Corp. Revenue
Series A, 5.00%, 4/1/47, Pre-refunded  4/1/25 @ 100 ......................... 1,600 1,631
Series A, 5.00%, 7/1/47, Callable 7/1/25 @ 100(i) ............................ 1,000 902
New Hope Cultural Education Facilities Finance Corp. Revenue (INS - Assured Guaranty
Municipal Corp.), Series A1, 5.00%, 7/1/38, Continuously Callable @100 .......... 225 233
North Texas Tollway Authority Revenue, Series B, 5.00%, 1/1/45, Continuously Callable
@100 ........................................................... 1,000 1,010
Port of Port Arthur Navigation District Revenue
Series A, 3.85%, 4/1/40, Continuously Callable @100(f) ....................... 3,350 3,350
Series B, 3.85%, 4/1/40, Continuously Callable @100(f) ....................... 400 400
Series C, 3.85%, 4/1/40, Continuously Callable @100(f) ....................... 4,700 4,700
Princeton Independent School District, GO (NBGA - Texas Permanent School Fund), 5.00%,
2/15/43, Continuously Callable @100 .................................... 1,000 1,051
San Antonio Education Facilities Corp. Revenue, 4.00%, 4/1/54, Continuously Callable @100 1,000 825
Tarrant County Cultural Education Facilities Finance Corp. Revenue
5.00%, 11/15/46, Continuously Callable @100 .............................. 1,000 962
Series A, 0.00%, 11/15/45, Callable 11/15/25 @ 100(i) ........................ 818 22
Series A, 5.00%, 7/1/53, Continuously Callable @100 ......................... 750 790
Series B, 0.00%, 11/15/36, Callable 11/15/25 @ 100(i) ........................ 818 22
Series B, 5.00%, 11/15/46, Continuously Callable @100 ....................... 1,935 1,860
Series B, 5.00%, 7/1/48, Continuously Callable @100 ......................... 2,960 3,064
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, 5.00%, 12/15/27 .......... 1,375 1,420
60,434
Utah (0.6%):
Military Installation Development Authority Revenue, Series A-1, 4.00%, 6/1/41, Continuously
Callable @103 ..................................................... 500 418
Utah Charter School Finance Authority Revenue
4.50%, 10/15/52, Continuously Callable @100 .............................. 1,000 942
Series A, 4.00%, 10/15/46, Continuously Callable @100 ....................... 860 789
Series A, 4.00%, 4/15/52, Continuously Callable @100 ........................ 3,000 2,625
4,774
Vermont (0.2%):
Vermont Economic Development Authority Revenue, 4.00%, 5/1/45, Continuously Callable
@103 ........................................................... 1,000 792
Vermont Educational & Health Buildings Financing Agency Revenue, 5.00%, 10/15/46,
Continuously Callable @100 ........................................... 1,000 940
1,732
Virginia (0.1%):
Alexandria IDA Revenue, 5.00%, 10/1/45, Pre-refunded 10/1/25 @ 100 ................ 1,000 1,032
Washington (0.8%):
King County Public Hospital District No. 2, GO, Series A, 4.00%, 12/1/41, Continuously
Callable @100 ..................................................... 1,000 961
Washington Health Care Facilities Authority Revenue
4.00%, 7/1/42, Continuously Callable @100 ............................... 1,000 895
Series A, 5.00%, 1/1/47, Pre-refunded  1/1/27 @ 100 ......................... 1,000 1,062
Washington Higher Education Facilities Authority Revenue, 4.00%, 5/1/45, Continuously
Callable @100 ..................................................... 1,100 1,027
Washington State Housing Finance Commission Revenue
5.00%, 1/1/38, Continuously Callable @102(g) ............................. 1,000 908
Series A, 5.00%, 7/1/48, Continuously Callable @103 ......................... 1,000 993
Series A-1, 3.50%, 12/20/35 ........................................... 288 267
6,113
West Virginia (0.3%):
West Virginia Hospital Finance Authority Revenue
4.00%, 1/1/38, Continuously Callable @100 ............................... 1,500 1,355

Victory Portfolios III
Victory Growth and Tax Strategy Fund

Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Series A, 4.38%, 6/1/53, Continuously Callable @100 ......................... $ 1,000 $ 997
2,352
Wisconsin (1.8%):
Public Finance Authority Revenue
5.00%, 7/1/38, Continuously Callable @100 ............................... 1,000 1,063
5.00%, 1/1/42, Continuously Callable @103(g) ............................. 600 532
4.00%, 1/1/45, Continuously Callable @100 ............................... 1,440 1,379
4.00%, 1/1/47, Continuously Callable @103 ............................... 1,000 867
4.00%, 2/1/51, Continuously Callable @100 ............................... 1,000 710
Series A, 5.25%, 3/1/47, Continuously Callable @100 ......................... 2,000 2,013
Series A, 4.00%, 10/1/47, Continuously Callable @100 ........................ 1,000 921
Series A, 5.25%, 10/1/48, Continuously Callable @100 ........................ 1,500 1,440
Series A, 4.00%, 10/1/49, Continuously Callable @100 ........................ 1,500 1,421
Series A, 4.00%, 7/1/51, Continuously Callable @100 ......................... 880 674
Series A, 5.75%, 7/1/53, Continuously Callable @100(g) ...................... 1,500 1,573
Public Finance Authority Revenue (INS - Assured Guaranty Municipal Corp.), Series A,
5.00%, 7/1/44, Continuously Callable @100 ............................... 600 622
Wisconsin Health & Educational Facilities Authority Revenue
4.00%, 1/1/47, Continuously Callable @103 ............................... 600 384
4.00%, 1/1/57, Continuously Callable @103 ............................... 1,000 572
14,171
Total Municipal Bonds (Cost $444,742)
a
a
a
413,255
Total Investments (Cost $517,544) — 99.6% 794,908
Other assets in excess of liabilities — 0.4% 2,885
NET ASSETS - 100.00% $ 797,793
(a) Non-income producing security.
(b) Rounds to less than $1 thousand.
(c) Amount represents less than 0.05% of net assets.
(d) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of February 29, 2024. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(e) Put Bond.
(f) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(g) Rule 144A security or other security that is restricted as to resale to institutional investors. As of February 29, 2024, the fair value of these securities was
$14,692 (thousands) and amounted to 1.8% of net assets.
(h) Zero-coupon bond.
(i) Currently the issuer is in default with respect to interest and/or principal payments.
(j) Variable or Floating-Rate Security. Rate disclosed is as of February 29, 2024.
AMBAC
—
American Municipal Bond Assurance Corporation
bps
—
Basis points
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
CVR
—
Contingent Value Right
GO
—
General Obligation
IDA
—
Industrial Development Authority
LLC
—
Limited Liability Company
MUNIPSA
—
SIFMA Municipal Swap Index Yield
PLC
—
Public Limited Company
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LOC—Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

Victory Portfolios III
Victory Growth and Tax Strategy Fund

Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Statement of Assets and Liabilities
February 29, 2024

See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
Victory Growth
and Tax Strategy
Fund
Assets:
Investments, at value (Cost $517,544) $ 794,908
Receivables:
Interest and dividends 5,354
Capital shares issued 297
From Adviser 6
Prepaid expenses 23
Total Assets 800,588
Liabilities:
Payables:
Payable to custodian 258
Investments purchased 1,519
Capital shares redeemed 634
Accrued expenses and other payables:
Investment advisory fees 164
Administration fees 91
Custodian fees 3
Transfer agent fees 59
Compliance fees 1
Trustees' fees —(a)
12b-1 fees 6
Other accrued expenses 60
Total Liabilities 2,795
Commitments and contingencies (Note 5 )
Net Assets:
Capital 523,525
Total accumulated earnings/(loss) 274,268
Net Assets $ 797,793
Net Assets
Fund Shares $ 685,562
Institutional Shares 79,867
Class A 20,154
Class C 12,210
Total $ 797,793
Shares (unlimited number of shares authorized with no par value):
Fund Shares 26,362
Institutional Shares 3,074
Class A 778
Class C 475
Total 30,689
Net asset value, offering and redemption price per share:(b)
Fund Shares $ 26.01
Institutional Shares 25.98
Class A 25.92
Class C(c) 25.70
Maximum Sales Charge — Class A 2.25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 26.52
(a) Rounds to less than $1 thousand.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(c) Redemption price per share varies by length of time shares are held.

Statement of Operations
For the Year Ended February 29, 2024

See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory Growth
and Tax Strategy
Fund
Investment Income:
Dividends $ 5,552
Interest 15,157
Securities lending (net of fees) 4
Foreign tax withholding (1)
Total Income 20,712
Expenses:
Investment advisory fees 1,889
Administration fees — Fund Shares 970
Administration fees — Institutional Shares 68
Administration fees — Class A 21
Administration fees — Class C 13
Sub-Administration fees 47
12b-1 fees — Class A 36
12b-1 fees — Class C 84
Custodian fees 35
Transfer agent fees — Fund Shares 398
Transfer agent fees — Institutional Shares 71
Transfer agent fees — Class A 15
Transfer agent fees — Class C 9
Trustees' fees 48
Compliance fees 7
Legal and audit fees 66
State registration and filing fees 75
Other expenses 87
Recoupment of prior expenses waived/reimbursed by Adviser 5
Total Expenses 3,944
Less fees paid indirectly (16)
Expenses waived/reimbursed by Adviser (30)
Net Expenses 3,898
Net Investment Income (Loss) 16,814
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 6,625
Net change in unrealized appreciation/depreciation on investment securities 96,426
Net realized/unrealized gains (losses) on investments 103,051
Change in net assets resulting from operations $ 119,865

(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Growth and Tax Strategy Fund
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 16,814 $ 11,862 $ 13,390
Net realized gains (losses) 6,625 (11,758) 6,903
Net change in unrealized appreciation/depreciation 96,426 (26,866) (63,171)
Change in net assets resulting from operations 119,865 (26,762) (42,878)
Distributions to Shareholders:
Fund Shares (14,475) (7,923) (11,818)
Institutional Shares (1,381) (707) (1,016)
Class A (258) (85) (113)
Class C (95) (29) (32)
Change in net assets resulting from distributions to shareholders (16,209) (8,744) (12,979)
Change in net assets resulting from capital transactions 4,135 (48,469) 70,706
Change in net assets 107,791 (83,975) 14,849
Net Assets:
Beginning of period 690,002 773,977 759,128
End of period $ 797,793 $ 690,002 $ 773,977
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.

(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Growth and Tax Strategy Fund
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 48,861 $ 34,967 $ 133,271
Distributions reinvested 13,802 7,580 11,312
Cost of shares redeemed (88,528) (84,580) (102,872)
Total Fund Shares $ (25,865) $ (42,033) $ 41,711
Institutional Shares
Proceeds from shares issued $ 34,281 $ 10,544 $ 28,783
Distributions reinvested 434 238 281
Cost of shares redeemed (16,350) (19,986) (15,453)
Total Institutional Shares $ 18,365 $ (9,204) $ 13,611
Class A
Proceeds from shares issued $ 12,759 $ 7,729 $ 19,318
Distributions reinvested 181 62 42
Cost of shares redeemed (6,643) (5,346) (8,755)
Total Class A $ 6,297 $ 2,445 $ 10,605
Class C
Proceeds from shares issued $ 6,268 $ 1,089 $ 4,830
Distributions reinvested 82 25 28
Cost of shares redeemed (1,012) (791) (79)
Total Class C $ 5,338 $ 323 $ 4,779
Change in net assets resulting from capital transactions $ 4,135 $ (48,469) $ 70,706
Share Transactions:
Fund Shares
Issued 2,036 1,551 5,188
Reinvested 591 343 440
Redeemed (3,711) (3,785) (4,081)
Total Fund Shares (1,084) (1,891) 1,547
Institutional Shares
Issued 1,439 468 1,128
Reinvested 19 11 11
Redeemed (687) (901) (615)
Total Institutional Shares 771 (422) 524
Class A
Issued 530 347 753
Reinvested 8 3 2
Redeemed (285) (238) (363)
Total Class A 253 112 392
Class C
Issued 263 50 189
Reinvested 4 1 1
Redeemed (43) (36) (3)
Total Class C 224 15 187
Change in Shares 164 (2,186) 2,650
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
31
See notes to financial statements.
Victory Growth and Tax Strategy Fund
Fund Shares
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Year
Ended
May 31, 2019
Net Asset Value, Beginning of Period $22.61 $23.66 $25.25 $20.96 $20.18 $19.77
Investment Activities:
Net investment income (loss) 0.55(b) 0.38(b) 0.42(b) 0.43(b) 0.47(b) 0.47
Net realized and unrealized gains (losses) 3.38 (1.15) (1.60) 4.29 0.77 0.47
Total from Investment Activities 3.93 (0.77) (1.18) 4.72 1.24 0.94
Distributions to Shareholders from:
Net investment income (0.53) (0.28) (0.41) (0.43) (0.46) (0.48)
Net realized gains — — — — — (0.05)
Total Distributions (0.53) (0.28) (0.41) (0.43) (0.46) (0.53)
Net Asset Value, End of Period $26.01 $22.61 $23.66 $25.25 $20.96 $20.18
Total Return(c)(d) 17.68% (3.24)% (4.80)% 22.79% 6.25% 4.83%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.51%(i) 0.54% 0.58% 0.59% 0.57% 0.60%
Net Investment Income (Loss)(e) 2.31% 2.26% 1.64% 1.86% 2.25% 2.44%
Gross Expenses(e)(h) 0.51%(i) 0.54% 0.58% 0.59% 0.57% 0.60%
Supplemental Data:
Net Assets at end of period (000's) $685,562 $620,529 $694,234 $701,841 $593,579 $526,320
Portfolio Turnover(c)(j) 13% 15% 14% 11% 34%(k) 7%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(k) Reflects an overall increase in purchases and sales of securities.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
32
See notes to financial statements.
Victory Growth and Tax Strategy Fund
Institutional Shares
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
June 29,
2020(b)
through
May 31, 2021
Net Asset Value, Beginning of Period $22.59 $23.65 $25.24 $21.05
Investment Activities:
Net investment income (loss)(c) 0.54 0.38 0.42 0.40
Net realized and unrealized gains (losses) 3.38 (1.16) (1.60) 4.12
Total from Investment Activities 3.92 (0.78) (1.18) 4.52
Distributions to Shareholders from:
Net investment income (0.53) (0.28) (0.41) (0.33)
Total Distributions (0.53) (0.28) (0.41) (0.33)
Net Asset Value, End of Period $25.98 $22.59 $23.65 $25.24
Total Return(d)(e) 17.63% (3.28)% (4.79)% 21.62%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h)(i) 0.54%(j) 0.55% 0.57% 0.56%
Net Investment Income (Loss)(f) 2.28% 2.25% 1.65% 1.80%
Gross Expenses(f)(i) 0.54%(j) 0.57% 0.57% 0.59%
Supplemental Data:
Net Assets at end of period (000's) $79,867 $52,018 $64,446 $55,541
Portfolio Turnover(d)(k) 13% 15% 14% 11%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning June 29, 2020, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.
(h) The amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(i) Does not include acquired fund fees and expenses, if any.
(j) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(k) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

33
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Growth and Tax Strategy Fund
Class A
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
June 29,
2020(b)
through
May 31, 2021
Net Asset Value, Beginning of Period $22.54 $23.59 $25.22 $21.05
Investment Activities:
Net investment income (loss)(c) 0.47 0.33 0.36 0.31
Net realized and unrealized gains (losses) 3.37 (1.16) (1.62) 4.16
Total from Investment Activities 3.84 (0.83) (1.26) 4.47
Distributions to Shareholders from:
Net investment income (0.46) (0.22) (0.37) (0.30)
Total Distributions (0.46) (0.22) (0.37) (0.30)
Net Asset Value, End of Period $25.92 $22.54 $23.59 $25.22
Total Return (excludes sales charge)(d)(e) 17.29% (3.50)% (5.10)% 21.35%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h)(i) 0.83%(j) 0.85% 0.86% 0.86%
Net Investment Income (Loss)(f) 1.98% 1.97% 1.42% 1.38%
Gross Expenses(f)(i) 0.93%(j) 1.06% 1.03% 13.45%
Supplemental Data:
Net Assets at end of period (000's) $20,154 $11,836 $9,754 $525
Portfolio Turnover(d)(k) 13% 15% 14% 11%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning June 29, 2020, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.
(h) The amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(i) Does not include acquired fund fees and expenses, if any.
(j) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(k) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
34
See notes to financial statements.
Victory Growth and Tax Strategy Fund
Class C
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
June 29,
2020(b)
through
May 31, 2021
Net Asset Value, Beginning of Period $22.40 $23.46 $25.12 $21.05
Investment Activities:
Net investment income (loss)(c) 0.29 0.20 0.17 0.16
Net realized and unrealized gains (losses) 3.33 (1.14) (1.60) 4.13
Total from Investment Activities 3.62 (0.94) (1.43) 4.29
Distributions to Shareholders from:
Net investment income (0.32) (0.12) (0.23) (0.22)
Total Distributions (0.32) (0.12) (0.23) (0.22)
Net Asset Value, End of Period $25.70 $22.40 $23.46 $25.12
Total Return (excludes contingent deferred sales charge)(d)(e) 16.36% (3.99)% (5.78)% 20.47%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h)(i) 1.58%(j) 1.59% 1.61% 1.60%
Net Investment Income (Loss)(f) 1.24% 1.21% 0.66% 0.70%
Gross Expenses(f)(i) 1.76%(j) 1.89% 1.67% 5.63%
Supplemental Data:
Net Assets at end of period (000's) $12,210 $5,619 $5,543 $1,221
Portfolio Turnover(d)(k) 13% 15% 14% 11%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning June 29, 2020, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.
(h) The amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(i) Does not include acquired fund fees and expenses, if any.
(j) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(k) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
February 29, 2024
Victory Portfolios III
35
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following Fund (the "Fund"):
The Fund is classified as diversified under the 1940 Act. Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the
“Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the "Board"),  has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), and Rights, are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Growth and Tax Strategy Fund Growth and Tax Strategy Fund Fund Shares, Institutional Shares,
Class A, and Class C

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
36
security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of February 29, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of February 29, 2024, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassed to realized gains or return of capital as estimated by the Fund based on calendar year-end information as it becomes known or available.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.
Below-Investment-Grade Securities:
The Fund may invest in below-investment-grade securities (i.e., lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statement of Operations.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Level 1 Level 2 Level 3 Total
Growth and Tax Strategy Fund
Common Stocks ............................................... $ 381,652 $ — $ — $ 381,652
Rights ...................................................... — — 1 1
Municipal Bonds .............................................. — 413,255 — 413,255
Total ....................................................... $ 381,652 $ 413,255 $ 1 $ 794,908

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
37
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
As of February 29, 2024, the Fund did not have any securities on loan.
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28 or February 29 for leap years.
For the year ended February 29, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended February 29, 2024, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Excluding U.S. Government
Securities
Purchases Sales
Growth and Tax Strategy Fund ................................................................ $ 89,229 $ 96,817

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
38
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 0.30% of the Fund’s average daily net assets. Amounts incurred and paid to
VCM for the year ended February 29, 2024, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Composite Index which is comprised of 51% of the Lipper General & Insured Municipal Bond Funds Index and 49% of the
Lipper Large-Cap Core Funds Index.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
(
a
)
Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Composite Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the year ended February 29, 2024, performance adjustments were:
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the year ended February
29, 2024, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, 0.15%, and 0.15%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, Class A, and Class C, respectively. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 100 to 400  +/- 4
+/- 401 to 700  +/- 5
+/- 701 and greater  +/- 6
Growth and Tax Strategy Fund Fund Shares
Institutional
Shares Class A Class C
in thousands $ (293) $ (23) $ (4) $ (2)
as annual % rate (0.05)% (0.03)% (0.03)% (0.03)%

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
39
a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares, Class A, and Class C are paid monthly based on a fee accrued daily at an annualized rate of 0.10%, 0.10%, and 0.10%, respectively, of average daily net assets, plus out-of-pocket expenses.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, for Class A and Class C, at an annual rate of up to 0.25% and 1.00%, respectively, of the average daily net assets.
The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A and Class C. Amounts incurred and paid to the Distributor for the year ended February 29, 2024, are reflected on the Statement of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the year ended February 29, 2024, the
Distributor received less than $1 thousand from commissions earned in connection with sales of Class A.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the year ended
February 29, 2024, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2024. Under the terms of the agreement, the
Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the
Fund in any fiscal year exceed the expense limits of such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits.
As of February 29, 2024, the expense limits (excluding voluntary waivers) were:
Under the terms of the expense limitation agreement, as amended June 22, 2023, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at February 29, 2024.
For the year ended February 29, 2024, the following recoupment amount was paid to the Adviser (amounts in thousands):
As of February 29, 2024, the following amounts are available to be repaid to the Adviser (amounts in thousands):
* Amount expires by May 31, 2024.
** Amount expires by May 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended February 29, 2024.
In effect until June 30, 2024
Fund Shares Institutional Shares Class A Class C
Growth and Tax Strategy Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.61% 0.57% 0.86% 1.61%
Amount
Growth and Tax Strategy Fund ........................................................................... $ 5
Expires
2024*
Expires
2025**
Expires
2026
Expires
2027 Total
Growth and Tax Strategy Fund ............................... $ 9 $ 14 $ 33 $ 30 $ 86
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 0.30% of the Fund’s average daily net assets. Amounts incurred and paid to
VCM for the year ended February 29, 2024, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Composite Index which is comprised of 51% of the Lipper General & Insured Municipal Bond Funds Index and 49% of the
Lipper Large-Cap Core Funds Index.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
(
a
)
Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Composite Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the year ended February 29, 2024, performance adjustments were:
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the year ended February
29, 2024, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, 0.15%, and 0.15%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, Class A, and Class C, respectively. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 100 to 400  +/- 4
+/- 401 to 700  +/- 5
+/- 701 and greater  +/- 6
Growth and Tax Strategy Fund Fund Shares
Institutional
Shares Class A Class C
in thousands $ (293) $ (23) $ (4) $ (2)
as annual % rate (0.05)% (0.03)% (0.03)% (0.03)%

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
40
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities, include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer’s ability to timely meet its debt obligations as they come due.
Credit Risk — The fixed-income securities in the Fund’s portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-
income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.  Fixed-income securities rated below investment grade, also known as “junk” or high-yield bonds, generally entail greater economic, credit, and liquidity risk than investment-grade securities. Their prices may be more volatile, especially during economic downturns, financial setbacks, or liquidity events.
Interest Rate Risk  — The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for debt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates.
To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can increase the security’s sensitivity to interest rate changes.
Decisions by the U.S. Federal Reserve (also known as the “Fed”)  regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.
Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected
(or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended February 29, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 26, 2024, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the year ended February 29, 2024.

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
41
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the year ended February 29, 2024.
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income quarterly. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of February 29, 2024, on the Statement of Assets and Liabilities, there were no permanent book-to-tax difference reclassification adjustments.
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
* Effective February 28, 2023, the Fund's fiscal year end changed from May 31 to February 28.
As of February 29, 2024, the components of accumulated earnings/(loss) on a tax basis were as follows (amounts in thousands):
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales, defaulted bond accruals and REIT adjustments.
During the tax year ended February 29, 2024, the Fund utilized $(6,725) thousand of capital loss carryforwards.
Year Ended February 29, 2024*
Distributions Paid From:
Ordinary
Income
Tax-Exempt
Income
Total
Distributions
Paid
Growth and Tax Strategy Fund
...............................................
$ 4,869 $ 11,340 $ 16,209
Nine Months Ended February 28, 2023*
Distributions Paid From:
Ordinary
Income
Tax-Exempt
Income
Total
Distributions
Paid
Growth and Tax Strategy Fund
...............................................
$ 2,951 $ 5,793 $ 8,744
Year Ended May 31, 2022
Distributions Paid From:
Ordinary
Income
Tax-Exempt
Income
Total
Distributions
Paid
Growth and Tax Strategy Fund
...............................................
$ 3,675 $ 9,304 $ 1 2,979
Undistributed
Ordinary
Income
Undistributed
Tax-Exempt
Income
Accumulated
Earnings
(Loss)
Accumulated
Capital and
Other Losses
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings
(Loss)
Growth and Tax Strategy Fund ........ $ 3,469 $ 3,294 $ 6,763 $ (9,593) $ 277,098 $ 274,268

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
42
As of February 29, 2024, the Fund had net capital loss carryforwards as shown in the table below (amounts in thousands). It is unlikely that the
Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
As of February 29, 2024, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
8. New Regulatory Pronouncement:
In October 2022, the SEC adopted the Tailored Shareholder Reports Rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
Short-Term
Amount
Long-Term
Amount Total
Growth and Tax Strategy Fund ............................................ $ (9,593) $ — $ (9,593)
Cost of Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Growth and Tax Strategy Fund ....................... $ 517,8 10 $ 311,828 $ (34,730) $ 277,098

43
Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Victory Growth and Tax Strategy Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Victory Growth and Tax Strategy Fund (the “Fund”) (one of the funds constituting Victory Portfolios III (the “Trust”)), including the schedule of portfolio investments, as of February 29, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended and the period from June 1, 2022 through February 28, 2023 and the year ended May 31, 2022, the financial highlights for the year then ended and the period from June 1, 2022 through February 28, 2023 and each of the four years in the period ended May 31, 2022, and the related notes (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Victory Portfolios III) at February 29, 2024, the results of its operations for the year then ended, the changes in its net assets for the year then ended and the period from June 1, 2022 through February 28, 2023 and the year ended May 31, 2022, and its financial highlights for the year then ended and the period from June 1, 2022 through February 28, 2023 and each of the four years in the period ended
May 31, 2022, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 29, 2024, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Victory Capital investment companies since 1995.
San Antonio, Texas
April 26, 2024

Supplemental Information
February 29, 2024
Victory Portfolios III
44
(Unaudited)
Trustee and Officer Information
Board of Trustees:
Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the
State of Delaware. There are currently seven Trustees, six of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (“Independent Trustees”) and one of whom is an “interested person” of the Trust within the meaning of that term under the
1940 Act (“Interested Trustee”). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.
The following tables list the Trustees, their date of birth, position with the Trust, commencement of service, principal occupations during the past five years, and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange
Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 45 portfolios in the Trust. Each Trustee’s address is c/o Fund
Administration, 15935 La Cantera Pkwy, San Antonio, TX 78256.
Name and Date of
Birth
Position Held with the
Trust
Date Commenced
Service
Principal Occupation During Past
5 Years
Other Directorships Held During Past
5 Years
Independent Trustees
Jefferson C. Boyce
(September 1957)
Independent
Chair
Trustee since
September 2013,
Independent Chair
since January 2021
Retired. Westhab, Inc., New York Theological
Seminary, American Filtration Corp.
Dawn M. Hawley
(February 1954)
Trustee April 2014 Retired. None.
Daniel S. McNamara
(June 1966)
Trustee January 2012 Trustee, President, and Vice
Chairman of USAA ETF Trust (6/17-
6/19); President of Financial Advice
& Solutions Group (FASG), USAA
(2/13-3/21); Director of USAA Asset
Management Company (AMCO),
(8/11-6/19); Chairman of Board of
AMCO (4/13-6/19); Director of
USAA Investment Services Company
(ISCO) (formerly USAA Investment
Management Company) (9/09-3/21);
Chairman of Board of ISCO (4/13-
12/20); President and Director of
USAA Shareholder Account Services
(SAS) (10/09-6/19); Chairman of
Board of SAS (4/13-6/19); Senior
Vice President of USAA Financial
Planning Services Insurance Agency,
Inc. (FPS) (4/11-3/21); Director and
Vice Chairman of FPS (12/13-3/21);
President and Director of USAA
Investment Corporation (ICORP)
(3/10-3/21); Chairman of Board of
ICORP (12/13-3/21); Director of
USAA Financial Advisors, Inc. (FAI)
(12/13-3/21); Chairman of Board of
FAI (3/15-3/21).
None.
Richard Y.
Newton, III
(January 1956)
Trustee March 2017 Director, Elta North America (1/18-
8/19), which is a global leader in the
design, manufacture, and support
of innovative electronic systems in
the ground, maritime, airborne, and
security domains for the nation’s
warfighters, security personnel, and
first responders; Managing Partner,
Pioneer Partnership Development
Group (12/15-present).
Terran Orbital Corp., American Made
Filtration Corp.

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
45
(Unaudited)
* Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.
The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.
Barbara B. Ostdiek,
Ph.D. (March 1964)
Trustee January 2008 Senior Associate Dean of Degree
programs at Jesse H. Jones Graduate
School of Business at Rice University
(7/13-present); Associate Professor
of Finance at Jesse H. Jones Graduate
School of Business at Rice University
(7/01-7/21); Professor of Finance
at Jesse H. Jones Graduate School
of Business at Rice University
(7/21-present).
None.
John C. Walters
(February 1962)
Trustee July 2019 Retired. Guardian Variable Products Trust
(16 series)
Interested Trustee
David C. Brown*
(May 1972)
Trustee July 2019 Chief Executive Officer and
Chairman (since 2013), the Adviser;
Chief Executive Officer and
Chairman (since 2013), Victory
Capital Holdings, Inc.; Director
(since 2013), Victory Capital
Services, Inc.; Director (since 2019),
Victory Capital Transfer Agency, Inc.
Trustee, Victory Portfolios; Board
Member, Victory Capital Services, Inc.

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
46
(Unaudited)
Officers:
The officers of the Trust are elected by the Board to actively supervise the Trust’s day-to-day operations. The officers of the Trust, their date of birth, the length of time served, and their principal occupations during the past five years are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the
Trust is 15935 La Cantera Parkway, San Antonio, Texas 78256. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.
Name and Date of Birth Position with the Trust
Date Commenced
Service Principal Occupation During Past 5 Years
James K. De Vries
(April 1969)
President March 2018 Head of Fund Administration, the Adviser (5/1/23-present); Vice
President, Victory Capital Transfer Agency, Inc. (4/20/23-present);
Executive Director, the Adviser (7/1/19-4/30/23); Executive
Director, Investment and Financial Administration, USAA (2012-
6/30/19); Treasurer, USAA Mutual Funds Trust (2018-4/30/23).
Mr. De Vries also serves as the Principal Executive Officer for the Funds, Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.
Scott A. Stahorsky
(July 1969)
Vice President July 2019 Director, Third-Party Dealer Services & Reg Administration, Fund
Administration, the Adviser (5/1/23-present); Vice President,
Victory Capital Transfer Agency, Inc. (4/20/23-present); Manager,
Fund Administration, the Adviser (2015-4/30/23). Mr. Stahorsky
also serves as Vice President of Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Thomas Dusenberry
(July 1977)
Secretary June 2022 Director, Fund Administration, the Adviser (5/1/23-present);
Manager, Fund Administration, the Adviser (2022-4/30/23);
Treasurer and Principal Financial Officer (2020-2022), Assistant
Treasurer (2019), Salient MF Trust, Salient Midstream, MLP
Fund, and Forward Funds; Principal Financial Officer (2018-
2021) and Treasurer (2020-2021), Salient Private Access Funds
and Endowment PMF Funds; Senior Vice President of Fund
Accounting and Operations, Salient Partners (2020-2022); Director
of Fund Operations, Salient Partners (2016-2019). Mr. Dusenberry
also serves as Secretary of Victory Portfolios, Victory Portfolios II
and Victory Variable Insurance Funds.
Allan Shaer
(March 1965)
Treasurer July 2019 Senior Vice President, Financial Administration, Citi Fund Services
Ohio, Inc. (since 2016). Mr. Shaer also serves as the Funds’
Principal Financial and Accounting Officer. Mr. Shaer also serves as Treasurer of Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.
Christopher A. Ponte
(March 1984)
Assistant Treasurer May 2023 Director, Fund and Broker Dealer Finance, the Adviser
(5/1/23-present); Manager, Fund Administration, the Adviser
(2017-4/30/23); Chief Financial Officer, Victory Capital Services,
Inc. (since 2018). Mr. Ponte also serves as Assistant Treasurer of Victory Portfolios, Victory Portfolios II and Victory Variable
Insurance Funds.
Carol D. Trevino
(October 1965)
Assistant Treasurer September 2018 Director, Financial Reporting, Fund Administration, the Adviser
(5/1/23-present); Director, Accounting and Finance, the Adviser
(7/1/19-4/30/23); Accounting/Financial Director, USAA (12/13-
6/30/19). Ms. Trevino also serves as Assistant Treasurer Victory
Portfolios, Victory Portfolios II and Victory Variable Insurance
Funds.
Sean Fox
(September 1976)
Chief Compliance Officer June 2022 Senior Compliance Officer, the Adviser (2019-present);
Compliance Officer, the Adviser (2015-2019). Mr. Fox also
serves as Chief Compliance Officer for Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Michael Bryan
(December 1962)
Anti-Money Laundering
Compliance Officer and
Identity Theft Officer
May 2023 Vice President, CCO Compliance Support Services, Citi Fund
Services Ohio, Inc. (2008-present). Mr. Bryan also serves as the
Anti-Money Laundering Compliance Officer and identity Theft
Officer for Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.

Victory Portfolios III
47
(Unaudited)
Supplemental Information — continued
February 29, 2024
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Fund’s Statement of Additional Information on our website or upon request by calling 800-235-8396. The Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and is available on the SEC’s website at sec.gov.
Expense Examples
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2)
ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1,
2023, through February 29, 2024.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
9/1/23
Actual
Ending
Account
Value
2/29/24
Hypothetical
Ending
Account
Value
2/29/24
Actual
Expenses
Paid During
Period
9/1/23 - 2/29/24*
Hypothetical
Expenses
Paid During
Period
9/1/23 - 2/29/24*
Annualized
Expense Ratio
During Period
9/1/23 - 2/29/24
Growth and Tax Strategy Fund
Fund Shares ............................ $ 1,000.00 $ 1,095.90 $ 1,022.33 $ 2.66 $ 2.56 0.51%
Institutional Shares ....................... 1,000.00 1,095.40 1,022.18 2.81 2.72 0.54%
Class A ............................... 1,000.00 1,094.10 1,020.74 4.32 4.17 0.83%
Class C ............................... 1,000.00 1,089.40 1,017.01 8.21 7.92 1.58%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 182 /366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Portfolios III
48
(Unaudited)
Supplemental Information — continued
February 29, 2024
Additional Federal Income Tax Information
For the fiscal year ended February 29, 2024, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
Dividends qualified for corporate dividends received deductions of 100%.
For the year ended February 29, 2024, the Fund designated tax-exempt distributions in the amount of $11,340 thousand.

Victory Portfolios III
49
(Unaudited)
Supplemental Information — continued
February 29, 2024
Considerations of the Board in Continuing the Investment Advisory Agreements
Victory Growth & Tax Strategy Fund (the “Fund”)
At a meeting of the Board of Trustees (the “Board”) of Victory Portfolios III (the “Trust”) held on December 7-8, 2023, the Board, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the
“Independent Trustees”), approved for an annual period the continuance of the Investment Advisory Agreement (the “Advisory Agreement”)
between the Trust and Victory Capital Management Inc. (the “Adviser”) with respect to the Fund. Prior to the December 7-8, 2023 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 17, 2023.
In advance of the foregoing meetings, the Trustees requested, received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund’s investment performance, expenses, and fees to comparable investment companies; (ii)
information concerning the services rendered to the Fund, as well as information regarding the Adviser’s revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser’s operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees (“Independent Counsel”) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The
Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with
Independent Counsel at which no representatives of management were present.
At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund’s performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser’s profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board’s and its committees’ consideration of the Advisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser in prior years and that the Board’s conclusions may be based, in part, on its consideration of these same arrangements in prior years.
ADVISORY AGREEMENT
After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.
Nature, Extent, and Quality of Services – In considering the nature, extent, and quality of the services provided by the Adviser under the
Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board considered that the Adviser manages the Fund’s assets directly through one or more investment franchises, and in doing so, continuously supervises the investment and reinvestment of cash and securities comprising the Fund’s assets. The Board also considered that the Adviser monitors pertinent economic, statistical, and financial data to determine which issuers and securities to include in the Fund’s portfolio as part of a continuous investment program. The Board also took into account its knowledge of the Adviser’s management and the quality of the performance of the
Adviser’s duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the
Fund, the Adviser and its affiliates provide administrative services, transfer agency services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the
Trust.
The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund’s compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.
The Board considered the Adviser’s management style and the performance of the Adviser’s duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund’s brokerage, including the Adviser’s process for monitoring “best execution,” also was considered. The Adviser’s role in coordinating the activities of the Fund’s other service providers was also considered.
The Board also considered the Adviser’s risk management processes. The Board considered the Adviser’s financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
50
(Unaudited)
Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.
The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the
Adviser’s oversight of the Fund’s day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser’s compliance and administrative staff.
Expenses and Performance – In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund’s advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund’s expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the “expense group”) and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the “expense universe”). Among other data, the
Board noted that the Fund’s net management fee rate – which includes advisory and administrative services and the effects of any performance adjustment, as well as any fee waivers and reimbursements – was below the medians of its expense group and expense universe. The data indicated that the Fund’s total expenses, including after any reimbursements, were below the median of its expense group and above the median of its expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The
Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above, and noted the high quality of services received by the Fund.
In considering the Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund’s performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund’s average annual total returns relative to its
Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the “performance universe”). The
Fund’s performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/
objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund’s performance was above the average of its performance universe and its Lipper index for the one-, three- and five-year periods ended June 30,
2023.
As part of its consideration, the Board factored into its evaluation of the Fund’s expenses and performance, the potential limitations inherent in the methodology used by the independent third party for developing and constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. In this regard, the Board also noted that the methodology may result in the Fund’s being included in one peer group one year and in a different peer group the next, and in similar funds being included in different peer groups. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by the third party provided a useful measure of comparative expenses and performance.
Compensation and Profitability – The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser’s business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the
Adviser waived a portion of its management fees and/or reimbursed certain expenses with respect to the Fund. The Trustees reviewed the profitability of the Adviser’s relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide transfer agency services, shareholder servicing and administrative services to the Fund for which they receive compensation. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.
Economies of Scale – The Board considered whether there should be changes in the management fee rate or structure in order to enable the
Fund to participate in any economies of scale. The Board also considered the fee waiver and expense reimbursement arrangements by the
Adviser. The Board took into account management’s discussion of the Fund’s current advisory fee structure. The Board also considered the effect of the change in size, if any, of each of the Fund’s classes on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board also considered the Adviser’s reinvestment in the business in the form of adding to investment capabilities and resources, improvements in technology, and customer service. The Board determined that the current investment management fee structure was reasonable.
Other Benefits – The Board also considered the potential direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. These potential benefits included, among other things, the opportunity to offer additional products and services to the Fund’s shareholders.
Conclusions – The Board reached the following conclusions regarding the Fund’s Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
51
(Unaudited)
with similar investment objectives and to relevant indices; (iv) the Fund’s advisory fees are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser’s and its affiliates’ level of profitability from their relationship with the
Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

Victory Portfolios III
52
(Unaudited)
Supplemental Information — continued
February 29, 2024
Liquidity Risk Management Program:
The Fund has adopted and implemented a written liquidity risk management program (the “LRMP”) as required by Rule 22e-4 under the
Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to
Financial Statements). The Fund’s Board of Trustees approved the appointment of the Fund’s investment adviser, Victory Capital Management
Inc. (“Victory Capital”), as the administrator of the LRMP.
Victory Capital manages liquidity risks associated with the Fund’s investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of the Fund’s investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid, or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Fund’s portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.
At a meeting held on March 15, 2024, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Fund did not experience any significant liquidity challenges during the covered period, and the Fund’s LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure the Fund is able to meet redemption requests without significant dilution to the remaining investors’ interest in the Fund. During the review period, the Fund’s portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that the
Fund reasonably expected to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a highly liquid investment minimum. The Fund’s investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-RN and recommended no material changes to the LRMP.

Victory Portfolios III
53
(Unaudited)
Supplemental Information — continued
February 29, 2024
Privacy Policy
Facts
WHAT DOES VICTORY
DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect, and share depend on the product or service you have with us. This information can include:
■ Social Security number and income.
■ Account balances and account transactions.
■ Data from public sources and third-party data services.
How?
All financial companies need to share customers’ personal information to run their everyday business as permitted by law. For example, we share with print and mail companies that assist us in sending mail. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons Victory chooses to share and whether you can limit this sharing.
Reasons we can share your personal information
Does
Victory
share?
Can you limit
this sharing?
For our everyday business purposes —
such as to process your transactions, maintain your accounts, respond to court orders and legal investigations, or report to credit bureaus
Yes No
For our marketing purposes —
to offer products and services provided by Victory
Yes No
For joint marketing —
sharing with other financial companies to jointly market the other company’s products or services
No
We do not
share
For everyday business purposes of the Victory family of companies —
this can include information about your Victory transactions and experiences
Yes No
For everyday business purposes of the Victory family of companies —
this can include information about your creditworthiness or insurability
No
We do not
share
For non-Victory companies to market to you
No
We do not
share

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
54
(Unaudited)
To limit our
sharing
■ Visit us online: vcm.com/optout
■ Call (877) 660-4400 – our menu will prompt you through your choices.
Please note:
If you are a new customer, we can begin sharing this information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share and protect your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call your account representative or (877) 660-4400 and ask to speak to a representative.
Who we are
Who is providing this notice? Victory Capital Holdings, Inc., and its family of companies, including companies identified with the Victory Capital name as described in the affiliates section below.
What we do
How does Victory protect my
personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Victory collect my
personal information?
We collect your personal information, for example, when you:
■ Open an account or make deposits or withdrawals from your account.
■ Give us your contact or account information.
■ Direct us to buy or sell securities.
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing? Federal law gives you the right to limit only:
■ Sharing among affiliated companies for everyday business purposes information about your creditworthiness and insurability.
■ Affiliates from using your information to market to you.
■ Sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
What happens when I limit
sharing for an account I hold
jointly with someone else?
Your choices will apply to everyone on your account.
Definitions
Victory family of companies
(affiliates)
Companies owned or controlled by Victory Capital Holdings, Inc. They can be financial and nonfinancial companies in the Victory family of companies.
■ The Victory family of companies includes: companies with a Victory Capital name, including without limitation Victory Capital Services, Inc., Victory
Capital Transfer Agency, Inc., Victory Capital Management Inc. and its
subsidiaries, RS Investments (UK) Limited, RS Investments (Hong Kong)
Limited, and RS Investment Management (Singapore) Pte. Ltd., as well as pooled vehicles managed or administered by Victory Capital Management
Inc., from time to time.

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
55
(Unaudited)
Non-Victory companies
(nonaffiliates)
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
■ We only share with non-Victory companies to service transactions you request or as necessary to provide our services.
■ We do not share with non-Victory companies so they can market their products to you.
Joint Marketing A formal agreement between a Victory company and a non-Victory financial company to market the non-Victory company’s products or services to you.
■ We do not share with any non-Victory financial company for joint marketing.
Other important information
For Nevada Residents : Nevada law requires that we tell you about the option to be placed on our internal do-
not-call list. If you’d rather not receive sales calls from us, please call (877) 660-4400 and ask to speak to a representative so we can place you on our do-not-call list.
You may also contact: Bureau of Consumer Protection Office of the Nevada Attorney General, 555 E. Washington
Ave., Ste. 3900, Las Vegas, NV 89101, call 1-702-486-3132 or Email: BCPINFO@ag.state.nv.us.
For Vermont Residents : In accordance with Vermont law, we will not share information we collect about you with companies who are not affiliates, except as permitted by law, such as with your consent or to service your accounts.
We will not share information about your creditworthiness with our affiliates without your authorization or consent, but we may share information about our transactions or experiences with you with our affiliates as permitted by law.
For California Residents : In accordance with California law, we will not share information we collect about you with nonaffiliates, except as allowed by law. For example, we may share information with your consent or to service your accounts. Among our affiliates, we will limit information sharing to the extent required by California law.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
23403-0424

February 29, 2024
Annual Report
Victory International Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Shareholder Letter (Unaudited) 2
Manager’s Commentary (Unaudited) 4
Investment Overview (Unaudited) 5
Investment Objective and Portfolio Holdings (Unaudited) 6
Schedule of Portfolio Investments 7
Financial Statements
Statement of Assets and Liabilities
24
Statement of Operations
25
Statements of Changes in Net Assets
26
Financial Highlights
28
Notes to Financial Statements 32
Report of Independent Registered Public Accounting Firm 41
Supplemental Information (Unaudited)
Trustee and Officer Information
42
Proxy Voting and Portfolio Holdings Information
45
Expense Examples
45
Additional Federal Income Tax Information
46
Advisory Contract Approval
47
Liquidty Risk Management Program
50
Privacy Policy
51

2
Victory Funds Letter to Shareholders
(Unaudited)
Dear Shareholder,
The past year provided us with a stark reminder of just how quickly the investing environment and sentiment can shift. Fortunately, this time the change was for the better.
While 2022 was marred by stomach-churning volatility and steep drawdowns in both equities and bonds, it was a different story in our most recent annual reporting period ending February 29, 2024. Despite the ongoing challenges and uncertainties, investors benefited from a rebound in both stock and bond markets.
Looking back, it wasn’t clear sailing the entire year, and there were plenty of twists and turns along the way. An early-year relief rally was a welcome respite for investors, with some of the most beaten down growth-oriented sectors leading the market higher. However, the rebound was threatened in March due to some unusual turmoil within the banking sector, which resulted in the collapse of a few large regional banks. This turmoil sparked fears of a liquidity crunch and a wider banking contagion, and volatility increased while equities retreated. Fortunately, the U.S. Federal Reserve (the “Fed”) took quick action to restore confidence in the banking system. It also helped that the Fed finally paused its long series of aggressive rate hikes as inflation data finally began to cool.
Financial markets resumed their rally in the spring and early summer, but as we moved into the fall, markets reversed yet again.
Investors began wondering if the Fed would be able to remove all the excess liquidity that had been used to support the economy during the pandemic without causing a recession. Ironically, good news on the economy had become bad news on the interest-
rate outlook.
As we moved deeper into the third quarter of 2023, markets struggled with the renewed notion that interest rates would remain
“higher-for-longer,” which seemingly had become the Fed’s new mantra. Yields moved higher (peaking for the year), and equities sold off as many pundits were predicting an imminent recession.
However, as we approached year-end and eased into a new year, yields declined and equities moved sharply higher. Although it wasn’t a straight line by any means, in our view, the past 12 months have been a near-best-case scenario after the tumult of the prior year. The economy proved resilient, corporate earnings continued to meet or exceed expectations, labor markets eased, and key measures of inflation moderated. Financial markets even began pricing in a series of rate cuts for 2024, though whether this comes to fruition will be data-dependent in the months ahead.
In terms of the numbers, the S&P 500
®
Index, the bell-weather proxy for our domestic stock market, delivered an impressive total return of 30.45% for our annual reporting period. Bonds also rebounded from a dreadful prior year. The Bloomberg U.S.
Aggregate Bond Index—a proxy for a diversified fixed income portfolio and one that many investors and institutions follow closely—delivered a total return of 3.33% for the 12-month reporting period.
Although the past year was constructive for investors, it’s important to remember that it was a winding road replete with many challenges. As we have championed before, it’s vital to remain calm in the face of adversity, but it’s equally important to resist unbridled optimism when markets rally strongly. We think the best approach is to stay even keeled and unemotional, and that you should understand your own risk tolerance, maintain a well-diversified portfolio across asset classes and investment types, and make a long-term plan and stick to it. We still believe that’s the best formula for success.

3
On the following pages you will find information relating to your Victory Mutual Fund. If you have any questions, we encourage you to contact our Investment Specialist. Call 800-235-8396, or visit our website at vcm.com.
From all of us here at Victory Capital, thank you for letting us help you work toward your investment goals.
James De Vries
President,
Victory Funds

4
Victory International Fund
Manager’s Commentary
(Unaudited)
What were the market conditions during the reporting period?
In the second quarter of 2023, equities continued to rally. Many of the market leaders and underlying investing themes remained in place. The first half of 2023, also started on a positive note with gradual reopening of China from stringent COVID protocols, which instilled confidence in investors. After raising the federal funds rate by yet another 25 basis points (a basis point is 1/100th of a percentage point) in May 2023, the U.S. Federal Reserve (the “Fed”) took a breather, thanks largely to signs that inflation was cooling.
The strong global equity market rally enjoyed during the first half of the year did not continue in the third quarter. As the third quarter progressed, the market struggled with the renewed notion that interest rates would remain “higher-for-longer,” which seemingly became the Fed’s new mantra. Ongoing geopolitical tensions remained a significant risk fact for the global economy.
After a rocky start to the fourth quarter, global markets found their footing and coasted into year-end in what could only be described as a festive mood. October was a difficult month with both stock and bond markets facing severe headwinds. Chief among these was the notion that the Fed was not yet finished with its aggressive rate-hike campaign. In fact, many pundits were expecting an imminent recession, and stocks declined early in the quarter to reflect that possibility. Fortunately, it was a false alarm and sentiment flipped as we approached year-end.
In February 2024, the major global equity indices concluded the month with gains. The notable development in February revolved around the change in market anticipation regarding the timing of the first interest rate reduction. As rate cuts are still expected to occur, most anticipate they will now come later in the year.
How did the Victory International Fund (the “Fund”) perform during the reporting period?
The Fund has four share classes: Fund Shares, Institutional Shares, Class A, and R6 Shares (Class A was liquidated on March
28, 2024). For the reporting period ended February 29, 2024, the Fund Shares, Institutional Shares, Class A, and R6 Shares had
a total return (at net asset value) of 14.14%, 14.19%, 13.74%, and 14.39%, respectively. This compares to returns of 14.33% for the Lipper International Funds Index, and 14.41% for the MSCI EAFE Index.
Victory Capital Management Inc. (“VCM”) is the Fund’s investment adviser. As the investment adviser, VCM employs dedicated resources to support the research, selection, and monitoring of the Fund’s subadviser. Wellington Management Company is an external subadviser to the Fund, while RS Investments Global, Trivalent Investments, and THB Asset Management are VCM
investment franchises that each manage portions of the Fund. Primary responsibility for the day-to-day discretionary management of the Fund lies with the subadviser, the investment franchises, and Victory Capital’s Victory Solutions platform.
What strategies did you employ during the reporting period?
During the reporting period ending on February 29, 2024, the Fund underperformed the benchmark MSCI EAFE Index. On a country basis, an overweight to China and underweight to Ireland were negative contributors. Stock selection in Denmark and
Switzerland were positive contributors.
Reviewing performance from a sector standpoint, stock selection was a positive contributor in consumer staples and financials.
The communication services and information technology sectors had a negative stock selection effect.
Thank you for allowing us to assist you with your investment needs.

5
Victory International Fund
Investment Overview
(Unaudited)
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
The maximum offering price figures reflect a maximum sales charge of 5.75% for Class A. Net Asset Value does not reflect sales charges.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
Victory International Fund — Growth of $10,000
1
The unmanaged MSCI EAFE Index measures the performance of large- and mid-cap stocks in the developed markets, excluding the U.S. and Canada.
The index covers approximately 85% of the free-float-adjusted market capitalization in each country. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
2
The unmanaged Lipper International Funds Index tracks the total return performance of funds within the Lipper International Funds category. The index reflects the reinvestment of dividends paid on the stocks constituting the index, net of withholding taxes. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended February 29, 2024
Fund
Shares
Institutional
Shares
Class A Class R6
INCEPTION DATE 2/1/91 8/1/08 8/1/10 8/17/18
Net Asset
Value
Net Asset
Value
Net Asset
Value
Maximum
Offering
Price
Net Asset
Value
MSCI EAFE
Index
1
Lipper
International
Funds Index
2
One Year 14.14% 14.19% 13.74% 7.20% 14.39% 14.41% 14.33%
Five Year 6.07% 6.14% 5.82% 4.58% 6.65% 6.77% 7.07%
Ten Year 4.65% 4.74% 4.39% 3.78% N/A 4.39% 4.72%
Since Inception N/A N/A N/A N/A 5.56% N/A N/A

6
Victory Portfolios III
Victory International Fund
February 29, 2024
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks capital appreciation.
Top Sectors*:
February 29, 2024
(% of Net Assets)
Country Allocation:
February 29, 2024
(% of Net Assets)
*   Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
** Includes countries with less than 3.0% of portfolio and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Financials
18.8%
Industrials
16.2%
Consumer Discretionary
12.7%
Health Care
11.3%
Information Technology
9.5%
Consumer Staples
7.7%
Materials
6.8%
Energy
5.4%
Communication Services
4.2%
Utilities
2.7%

Schedule of Portfolio Investments
February 29, 2024
Victory Portfolios III
Victory International Fund
7
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (97.6%)
Australia (5.3%):
Consumer Discretionary (1.0%):
ARB Corp. Ltd. ........................................................ 74,218 $ 2,005
Aristocrat Leisure Ltd. ................................................... 556,808 16,913
Breville Group Ltd. ..................................................... 139,648 2,488
PWR Holdings Ltd. ..................................................... 346,465 2,788
24,194
Energy (0.2%):
MMA Offshore Ltd.(a) ................................................... 2,256,528 3,141
Woodside Energy Group Ltd. .............................................. 89,520 1,766
4,907
Financials (0.9%):
AUB Group Ltd. ....................................................... 96,465 1,898
Macquarie Group Ltd. ................................................... 121,060 15,367
National Australia Bank Ltd. ............................................... 188,228 4,181
QBE Insurance Group Ltd. ................................................ 168,731 1,899
23,345
Health Care (0.7%):
Cochlear Ltd. .......................................................... 10,135 2,310
CSL Ltd. ............................................................. 75,387 14,030
Nanosonics Ltd.(a) ...................................................... 435,857 775
17,115
Industrials (0.2%):
Brambles Ltd. ......................................................... 175,798 1,726
Johns Lyng Group Ltd. ................................................... 667,295 2,734
Qantas Airways Ltd.(a) ................................................... 453,724 1,516
5,976
Information Technology (0.1%):
Technology One Ltd. .................................................... 169,497 1,873
Materials (1.5%):
BHP Group Ltd. ........................................................ 956,188 27,402
Capricorn Metals Ltd.(a) .................................................. 609,145 1,869
Imdex Ltd. ............................................................ 2,166,149 2,989
Northern Star Resources Ltd. .............................................. 192,132 1,597
Ramelius Resources Ltd. ................................................. 2,494,991 2,326
Rio Tinto Ltd. ......................................................... 33,826 2,723
38,906
Real Estate (0.7%):
Charter Hall Group ...................................................... 174,598 1,423
Goodman Group ....................................................... 107,472 2,091
Scentre Group ......................................................... 6,990,686 14,144
17,658
133,974
Austria (0.3%):
Energy (0.0%):(b)
Schoeller-Bleckmann Oilfield Equipment AG ................................... 21,999 991
Financials (0.2%):
Erste Group Bank AG .................................................... 105,350 4,212
Industrials (0.1%):
ANDRITZ AG ......................................................... 39,082 2,459

Victory Portfolios III
Victory International Fund
8
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Information Technology (0.0%):(b)
ams-OSRAM AG(a) ..................................................... 678,057 $ 1,033
8,695
Belgium (0.6%):
Communication Services (0.1%):
Proximus SADP ........................................................ 168,734 1,412
Financials (0.1%):
Ageas SA ............................................................ 71,600 3,043
Information Technology (0.4%):
Melexis NV ........................................................... 116,638 9,819
14,274
Brazil (1.0%):
Communication Services (0.1%):
Telefonica Brasil SA ..................................................... 358,078 3,925
Consumer Staples (0.1%):
Atacadao SA .......................................................... 817,205 1,988
Energy (0.2%):
PRIO SA ............................................................. 236,300 2,078
Raizen SA, Class PN .................................................... 2,560,000 1,823
Ultrapar Participacoes SA ................................................. 190,876 1,128
5,029
Financials (0.3%):
Banco Bradesco SA, ADR ................................................ 1,532,158 4,259
Banco do Brasil SA ..................................................... 334,800 3,897
8,156
Materials (0.1%):
Gerdau SA, Preference Shares .............................................. 412,405 1,784
Utilities (0.2%):
Cia de Saneamento Basico do Estado de Sao Paulo ............................... 178,489 2,843
Equatorial Energia SA ................................................... 234,000 1,609
4,452
25,334
Canada (2.1%):
Consumer Discretionary (0.1%):
Linamar Corp. ......................................................... 31,532 1,543
Energy (0.5%):
ARC Resources Ltd. ..................................................... 198,763 3,388
Headwater Exploration, Inc. ............................................... 281,313 1,416
Parex Resources, Inc. .................................................... 73,302 1,183
Pason Systems, Inc. ..................................................... 248,466 2,534
Suncor Energy, Inc. ..................................................... 43,376 1,490
Trican Well Service Ltd. .................................................. 900,168 2,760
12,771
Financials (0.6%):
Fairfax Financial Holdings Ltd. ............................................. 4,703 5,020
National Bank of Canada ................................................. 41,065 3,206
Sprott, Inc. ........................................................... 57,464 2,124
Sun Life Financial, Inc. .................................................. 47,216 2,508
The Toronto-Dominion Bank ............................................... 49,486 2,972
15,830
Industrials (0.4%):
Calian Group Ltd. ...................................................... 44,138 1,923

Victory Portfolios III
Victory International Fund
9
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Element Fleet Management Corp. ........................................... 201,367 $ 3,361
Finning International, Inc. ................................................. 61,817 1,621
Russel Metals, Inc. ...................................................... 70,081 2,297
Savaria Corp. .......................................................... 142,207 1,742
10,944
Materials (0.5%):
Barrick Gold Corp. ...................................................... 198,967 2,902
Dundee Precious Metals, Inc. .............................................. 214,767 1,453
Karora Resources, Inc.(a) ................................................. 582,765 1,756
Lundin Mining Corp. .................................................... 184,245 1,457
Stella-Jones, Inc. ....................................................... 60,456 3,399
Teck Resources Ltd., Class B .............................................. 49,331 1,896
12,863
53,951
Chile (0.1%):
Consumer Staples (0.1%):
Cencosud SA .......................................................... 895,512 1,608
China (1.5%):
Communication Services (0.5%):
Baidu, Inc., Class SW(a) .................................................. 126,287 1,598
Kuaishou Technology, Class W(a)(c) ......................................... 329,900 1,863
Tencent Holdings Ltd. ................................................... 263,100 9,217
12,678
Consumer Discretionary (0.4%):
Alibaba Group Holding Ltd. ............................................... 512,112 4,708
BYD Co. Ltd. ......................................................... 66,500 1,638
Dongfeng Motor Group Co. Ltd., Class H ..................................... 1,691,294 724
New Oriental Education & Technology Group, Inc.(a) ............................. 445,200 4,184
11,254
Consumer Staples (0.1%):
Tsingtao Brewery Co. Ltd., Class H .......................................... 204,000 1,305
Financials (0.3%):
Agricultural Bank of China Ltd., Class H ...................................... 3,649,000 1,497
Bank of China Ltd., Class H ............................................... 5,154,000 2,022
China Construction Bank Corp., Class H ...................................... 2,985,000 1,851
PICC Property & Casualty Co. Ltd., Class H ................................... 2,002,000 2,737
8,107
Health Care (0.0%):(b)
Sinopharm Group Co. Ltd., Class H .......................................... 435,200 1,218
Industrials (0.1%):
China Railway Group Ltd., Class H .......................................... 3,929,000 1,914
Materials (0.1%):
Anhui Conch Cement Co. Ltd., Class H ....................................... 573,500 1,248
Ganfeng Lithium Group Co. Ltd., Class H(c) ................................... 176,800 586
1,834
38,310
Denmark (3.5%):
Consumer Discretionary (0.9%):
Pandora A/S .......................................................... 133,144 21,535
Health Care (2.5%):
Novo Nordisk A/S, Class B ................................................ 541,227 64,611

Victory Portfolios III
Victory International Fund
10
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Industrials (0.1%):
INVISIO AB .......................................................... 129,649 $ 2,731
88,877
Finland (0.4%):
Consumer Discretionary (0.1%):
Harvia Oyj ........................................................... 58,452 2,104
Marimekko Oyj ........................................................ 72,030 920
3,024
Health Care (0.1%):
Revenio Group Oyj ..................................................... 55,069 1,543
Information Technology (0.2%):
Incap Oyj(a)(d) ........................................................ 240,159 2,370
Nokia Oyj ............................................................ 740,970 2,612
4,982
9,549
France (9.6%):
Communication Services (0.3%):
Orange SA ............................................................ 338,629 3,881
Publicis Groupe SA ..................................................... 37,952 4,015
7,896
Consumer Discretionary (2.3%):
La Francaise des Jeux SAEM(c) ............................................ 334,111 13,999
LVMH Moet Hennessy Louis Vuitton SE ...................................... 42,503 38,790
Renault SA ........................................................... 67,187 2,805
Trigano SA(d) ......................................................... 13,740 2,226
Valeo SE ............................................................. 167,902 1,937
59,757
Consumer Staples (1.4%):
Carrefour SA .......................................................... 222,971 3,746
L'Oreal SA ........................................................... 66,002 31,524
35,270
Energy (0.9%):
Gaztransport Et Technigaz SA .............................................. 64,285 9,937
Technip Energies NV .................................................... 150,641 3,276
TotalEnergies SE ....................................................... 135,261 8,620
21,833
Financials (0.8%):
AXA SA ............................................................. 244,184 8,693
BNP Paribas SA ........................................................ 119,048 7,145
Societe Generale SA ..................................................... 184,385 4,477
20,315
Health Care (0.1%):
EssilorLuxottica SA ..................................................... 8,232 1,748
Ipsen SA ............................................................. 13,954 1,533
3,281
Industrials (2.0%):
Cie de Saint-Gobain SA .................................................. 114,193 8,802
Eiffage SA ............................................................ 19,149 2,085
Rexel SA ............................................................. 546,909 14,039
Safran SA ............................................................ 113,297 23,755
SPIE SA ............................................................. 55,430 1,846
50,527
Information Technology (0.5%):
Capgemini SE ......................................................... 40,741 9,909

Victory Portfolios III
Victory International Fund
11
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Esker SA ............................................................. 10,306 $ 1,791
STMicroelectronics NV .................................................. 37,514 1,703
13,403
Materials (0.9%):
Arkema SA ........................................................... 214,302 22,211
Real Estate (0.1%):
Klepierre SA .......................................................... 61,867 1,572
Utilities (0.3%):
Engie SA ............................................................. 501,964 8,054
244,119
Germany (7.1%):
Communication Services (0.2%):
Deutsche Telekom AG ................................................... 203,001 4,825
Consumer Discretionary (1.1%):
CECONOMY AG(a) .................................................... 191,626 414
Continental AG ........................................................ 30,931 2,481
HUGO BOSS AG ...................................................... 28,253 1,924
Mercedes-Benz Group AG ................................................ 31,272 2,492
Volkswagen AG, Preference Shares .......................................... 147,742 20,061
27,372
Consumer Staples (0.2%):
Henkel AG & Co. KGaA, Preference Shares .................................... 58,559 4,405
Financials (1.1%):
Allianz SE, Registered Shares .............................................. 89,391 24,549
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R ............... 7,078 3,295
27,844
Health Care (0.1%):
Fresenius SE & Co. KGaA ................................................ 126,377 3,539
Industrials (2.1%):
2G Energy AG(d) ....................................................... 108,037 2,707
Amadeus Fire AG ...................................................... 19,639 2,314
Cewe Stiftung & Co. KGaA ............................................... 15,602 1,721
Daimler Truck Holding AG ................................................ 166,129 6,786
Siemens AG, Registered Shares ............................................. 197,117 39,019
52,547
Information Technology (1.4%):
Atoss Software AG ...................................................... 7,767 2,012
Infineon Technologies AG ................................................. 46,553 1,671
PVA TePla AG(a) ....................................................... 84,035 2,050
SAP SE .............................................................. 166,557 31,209
36,942
Materials (0.5%):
BASF SE ............................................................ 82,760 4,215
Evonik Industries AG .................................................... 158,388 2,924
Heidelberg Materials AG ................................................. 64,964 6,307
13,446
Utilities (0.4%):
RWE AG ............................................................. 295,470 9,897
180,817

Victory Portfolios III
Victory International Fund
12
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Greece (0.1%):
Financials (0.1%):
National Bank of Greece SA(a) ............................................. 208,969 $ 1,641
Hong Kong (1.8%):
Consumer Staples (0.1%):
WH Group Ltd.(c) ...................................................... 3,716,033 2,233
Financials (0.9%):
AIA Group Ltd. ........................................................ 2,166,600 17,466
BOC Hong Kong Holdings Ltd. ............................................ 442,000 1,161
Prudential PLC ........................................................ 355,981 3,507
22,134
Industrials (0.1%):
CK Hutchison Holdings Ltd. ............................................... 784,980 3,965
Real Estate (0.6%):
CK Asset Holdings Ltd. .................................................. 2,926,973 13,465
Sino Land Co. Ltd. ...................................................... 1,212,000 1,305
14,770
Utilities (0.1%):
Kunlun Energy Co. Ltd. .................................................. 1,734,000 1,478
44,580
India (1.2%):
Consumer Discretionary (0.1%):
Tata Motors Ltd. ....................................................... 242,625 2,778
Consumer Staples (0.1%):
Varun Beverages Ltd. .................................................... 170,207 2,893
Energy (0.2%):
Oil & Natural Gas Corp. Ltd. .............................................. 235,882 750
Reliance Industries Ltd. .................................................. 100,137 3,525
4,275
Financials (0.4%):
Canara Bank .......................................................... 419,279 2,849
ICICI Bank Ltd. ........................................................ 196,672 2,498
Power Finance Corp. Ltd. ................................................. 955,437 4,622
9,969
Information Technology (0.1%):
HCL Technologies Ltd. ................................................... 102,692 2,058
Tata Consultancy Services Ltd. ............................................. 38,750 1,912
3,970
Materials (0.2%):
ACC Ltd. ............................................................ 50,253 1,593
Jindal Stainless Ltd. ..................................................... 368,012 2,837
4,430
Utilities (0.1%):
Power Grid Corp. of India Ltd. ............................................. 980,128 3,349
31,664
Indonesia (0.1%):
Communication Services (0.1%):
PT Indosat Tbk ........................................................ 2,917,200 2,123

Victory Portfolios III
Victory International Fund
13
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Ireland (1.8%):
Consumer Discretionary (0.2%):
PDD Holdings, Inc., ADR(a) ............................................... 33,477 $ 4,169
Financials (0.3%):
AIB Group PLC ........................................................ 581,024 2,697
Bank of Ireland Group PLC ............................................... 457,728 3,997
6,694
Health Care (0.1%):
ICON PLC(a) ......................................................... 9,511 3,049
Industrials (0.6%):
AerCap Holdings NV(a) .................................................. 43,684 3,372
Ryanair Holdings PLC, ADR ............................................... 89,954 12,436
15,808
Information Technology (0.0%):(b)
Keywords Studios PLC ................................................... 64,307 1,165
Materials (0.6%):
James Hardie Industries PLC(a) ............................................ 366,461 14,491
45,376
Israel (0.1%):
Financials (0.0%):(b)
Bank Leumi Le-Israel BM ................................................ 152,228 1,277
Information Technology (0.1%):
Nice Ltd.(a) ........................................................... 8,661 2,121
3,398
Italy (1.9%):
Energy (0.3%):
Eni SpA ............................................................. 425,624 6,553
Financials (0.5%):
BPER Banca .......................................................... 841,772 3,379
UniCredit SpA ......................................................... 292,794 9,806
13,185
Health Care (0.2%):
El.En. SpA(d) ......................................................... 241,217 2,214
Recordati Industria Chimica e Farmaceutica SpA ................................ 35,532 1,989
4,203
Industrials (0.2%):
Carel Industries SpA(c) .................................................. 69,379 1,604
Leonardo SpA ......................................................... 96,204 2,057
Salcef Group SpA ...................................................... 93,837 2,304
5,965
Information Technology (0.1%):
Sesa SpA ............................................................. 22,008 2,728
Utilities (0.6%):
Enel SpA ............................................................. 290,214 1,846
Iren SpA ............................................................. 521,020 1,027
Snam SpA ............................................................ 2,523,106 11,786
14,659
47,293
Japan (22.7%):
Communication Services (1.4%):
Capcom Co. Ltd. ....................................................... 331,600 13,392

Victory Portfolios III
Victory International Fund
14
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
DeNA Co. Ltd. ......................................................... 95,716 $ 937
Hakuhodo DY Holdings, Inc. .............................................. 185,370 1,726
Infocom Corp. ......................................................... 111,100 1,702
Kakaku.com, Inc. ....................................................... 1,000,500 11,494
Nippon Telegraph & Telephone Corp. ........................................ 2,360,500 2,871
Nippon Television Holdings, Inc. ............................................ 117,415 1,663
Okinawa Cellular Telephone Co. ............................................ 83,000 1,997
35,782
Consumer Discretionary (4.0%):
Aucnet, Inc. ........................................................... 150,500 2,259
Doshisha Co. Ltd. ...................................................... 122,800 1,726
Fujibo Holdings, Inc.(d) .................................................. 75,400 2,254
Goldwin, Inc. .......................................................... 23,300 1,352
Honda Motor Co. Ltd. ................................................... 368,626 4,381
Isuzu Motors Ltd. ....................................................... 454,812 6,491
KFC Holdings Japan Ltd.(d) ............................................... 86,800 2,453
Kura Sushi, Inc. ........................................................ 79,300 2,105
Nikon Corp. ........................................................... 124,270 1,231
Nissan Motor Co. Ltd. ................................................... 866,062 3,413
Panasonic Holdings Corp. ................................................. 151,700 1,434
Sega Sammy Holdings, Inc. ............................................... 50,500 634
Shoei Co. Ltd. ......................................................... 149,500 2,112
Stanley Electric Co. Ltd. .................................................. 100,601 1,725
Subaru Corp. .......................................................... 134,311 3,039
Sumitomo Electric Industries Ltd. ........................................... 255,133 3,789
Sumitomo Rubber Industries Ltd. ........................................... 148,161 1,727
Suzuki Motor Corp. ..................................................... 58,700 2,584
Tama Home Co. Ltd. .................................................... 74,700 2,094
Toyota Motor Corp. ..................................................... 1,731,500 41,711
ZOZO, Inc. ........................................................... 515,900 11,711
100,225
Consumer Staples (1.2%):
Asahi Group Holdings Ltd. ................................................ 56,900 1,950
Create SD Holdings Co. Ltd. ............................................... 85,700 1,884
Daikokutenbussan Co. Ltd. ................................................ 42,400 2,658
Earth Corp. ........................................................... 48,500 1,370
Kirin Holdings Co. Ltd. .................................................. 217,897 3,030
Milbon Co. Ltd. ........................................................ 57,300 1,235
Toyo Suisan Kaisha Ltd. .................................................. 274,800 15,951
Tsuruha Holdings, Inc. ................................................... 23,411 1,767
29,845
Financials (3.1%):
Dai-ichi Life Holdings, Inc. ............................................... 179,364 4,084
eGuarantee, Inc. ........................................................ 129,800 1,714
Mitsubishi UFJ Financial Group, Inc. ......................................... 346,250 3,557
Mizuho Financial Group, Inc. .............................................. 1,118,050 20,890
MS&AD Insurance Group Holdings, Inc. ...................................... 100,519 5,024
ORIX Corp. ........................................................... 98,400 2,068
Resona Holdings, Inc. .................................................... 534,302 2,916
Sumitomo Mitsui Financial Group, Inc. ....................................... 83,980 4,680
Sumitomo Mitsui Trust Holdings, Inc. ........................................ 227,310 4,607
T&D Holdings, Inc. ..................................................... 339,175 5,904
Tokio Marine Holdings, Inc. ............................................... 777,200 22,710
78,154
Health Care (2.1%):
Alfresa Holdings Corp. ................................................... 83,359 1,243
Eisai Co. Ltd. .......................................................... 20,187 838
Elan Corp. ............................................................ 282,600 1,803
Hoya Corp. ........................................................... 179,800 23,474
Nakanishi, Inc. ......................................................... 98,000 1,566

Victory Portfolios III
Victory International Fund
15
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Ono Pharmaceutical Co. Ltd. .............................................. 131,404 $ 2,176
Otsuka Holdings Co. Ltd. ................................................. 55,100 2,236
Shionogi & Co. Ltd. ..................................................... 331,882 16,526
Takara Bio, Inc. ........................................................ 169,700 1,151
Takeda Pharmaceutical Co. Ltd. ............................................ 102,773 3,006
54,019
Industrials (6.0%):
Aeon Delight Co. Ltd. ................................................... 86,400 1,974
AIT Corp. ............................................................ 149,300 1,790
Amada Co. Ltd. ........................................................ 136,220 1,515
AZ-COM MARUWA Holdings, Inc. ......................................... 144,100 1,426
Central Japan Railway Co. ................................................ 76,200 1,917
Creek & River Co. Ltd. ................................................... 114,600 1,481
F&M Co. Ltd.(d) ....................................................... 101,400 1,422
Fuji Corp. ............................................................ 92,500 1,593
Fuji Electric Co. Ltd. .................................................... 354,300 21,579
FULLCAST Holdings Co. Ltd. ............................................. 129,800 1,334
Hino Motors Ltd.(a) ..................................................... 253,643 845
Hosokawa Micron Corp. .................................................. 22,600 716
ITOCHU Corp. ........................................................ 111,200 4,831
JAC Recruitment Co. Ltd. ................................................. 438,700 2,252
Japan Airlines Co. Ltd., Class C ............................................ 102,251 1,910
JGC Holdings Corp. ..................................................... 134,512 1,225
Kamigumi Co. Ltd. ..................................................... 71,800 1,681
Komatsu Ltd. .......................................................... 103,800 3,013
Kubota Corp. .......................................................... 314,650 4,619
Makita Corp. .......................................................... 100,708 2,635
MISUMI Group, Inc. .................................................... 452,600 6,919
Mitsubishi Heavy Industries Ltd. ............................................ 288,800 22,861
Mitsui & Co. Ltd. ....................................................... 95,400 4,191
Nippon Yusen KK ...................................................... 513,000 16,339
Nitto Kogyo Corp. ...................................................... 65,600 2,013
OKUMA Corp. ........................................................ 128,300 6,053
Sanwa Holdings Corp. ................................................... 1,059,800 18,814
Sanyo Denki Co. Ltd. .................................................... 36,500 1,634
Sumitomo Heavy Industries Ltd. ............................................ 63,172 1,883
Teikoku Electric Manufacturing Co. Ltd. ...................................... 88,200 1,595
THK Co. Ltd. ......................................................... 107,215 2,363
TKC Corp. ........................................................... 63,600 1,575
Trancom Co. Ltd. ....................................................... 37,600 1,577
Tsurumi Manufacturing Co. Ltd. ............................................ 85,600 2,003
Yamato Holdings Co. Ltd. ................................................. 190,170 2,890
152,468
Information Technology (3.1%):
Advantest Corp. ........................................................ 53,700 2,528
Alps Alpine Co. Ltd. .................................................... 125,741 924
Anritsu Corp. .......................................................... 200,100 1,721
Avant Group Corp. ...................................................... 169,100 1,547
Canon, Inc. ........................................................... 61,400 1,796
Dexerials Corp. ........................................................ 38,600 1,558
Disco Corp. ........................................................... 54,500 17,763
DTS Corp. ............................................................ 72,700 1,958
Elecom Co. Ltd. ........................................................ 170,000 1,818
Fujitsu Ltd. ........................................................... 83,500 13,051
Future Corp. .......................................................... 190,300 2,140
Horiba Ltd. ........................................................... 38,600 3,774
Micronics Japan Co. Ltd. ................................................. 80,500 4,062
NEC Corp. ........................................................... 48,500 3,274
Optex Group Co. Ltd. .................................................... 146,300 1,824
Oracle Corp. .......................................................... 194,900 14,946
TDK Corp. ........................................................... 56,000 2,920

Victory Portfolios III
Victory International Fund
16
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Tokyo Seimitsu Co. Ltd. .................................................. 32,100 $ 2,202
79,806
Materials (0.8%):
Fujimi, Inc. ........................................................... 80,100 2,013
Fuso Chemical Co. Ltd. .................................................. 56,200 1,819
Kanto Denka Kogyo Co. Ltd. .............................................. 284,400 1,727
Mitsubishi Gas Chemical Co., Inc. ........................................... 134,730 2,196
Nippon Pillar Packing Co. Ltd. ............................................. 52,900 1,949
Nippon Steel Corp. ...................................................... 102,600 2,546
Shin-Etsu Chemical Co. Ltd. ............................................... 54,600 2,330
Taiheiyo Cement Corp. ................................................... 60,007 1,261
Toagosei Co. Ltd. ....................................................... 174,800 1,801
Tosoh Corp. ........................................................... 143,700 1,958
19,600
Real Estate (0.6%):
Daiwa House Industry Co. Ltd. ............................................. 66,000 1,906
Mitsubishi Estate Co. Ltd. ................................................. 223,888 3,427
Sumitomo Realty & Development Co. Ltd. .................................... 358,000 10,621
15,954
Utilities (0.4%):
Tokyo Gas Co. Ltd. ..................................................... 432,300 9,463
575,316
Luxembourg (0.1%):
Communication Services (0.0%):(b)
RTL Group SA(d) ...................................................... 36,675 1,354
Energy (0.1%):
Tenaris SA ............................................................ 99,559 1,768
3,122
Malaysia (0.2%):
Financials (0.1%):
CIMB Group Holdings Bhd ............................................... 1,491,784 2,033
Industrials (0.1%):
Frencken Group Ltd. .................................................... 1,707,200 2,047
Gamuda Bhd .......................................................... 1,731,900 1,933
3,980
6,013
Mexico (0.3%):
Consumer Staples (0.1%):
Arca Continental SAB de CV .............................................. 269,355 2,902
Energy (0.1%):
Vista Energy SAB de CV, ADR(a) ........................................... 69,388 2,553
Financials (0.1%):
Gentera SAB de CV ..................................................... 1,645,311 2,474
7,929
Netherlands (6.5%):
Communication Services (0.6%):
Koninklijke KPN NV .................................................... 4,180,610 15,281
VEON Ltd., ADR(a) ..................................................... 33,023 860
16,141
Consumer Discretionary (0.4%):
Prosus NV ............................................................ 67,906 1,983

Victory Portfolios III
Victory International Fund
17
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Stellantis NV .......................................................... 252,976 $ 6,617
8,600
Consumer Staples (0.1%):
Koninklijke Ahold Delhaize NV ............................................ 113,573 3,382
Energy (1.5%):
Shell PLC ............................................................ 1,250,365 38,667
Financials (1.6%):
ABN AMRO Bank NV(c) ................................................. 273,950 4,410
Euronext NV(c) ........................................................ 21,914 2,019
ING Groep NV ........................................................ 1,915,183 26,354
NN Group NV ......................................................... 139,411 6,221
39,004
Health Care (0.2%):
Koninklijke Philips NV(a) ................................................ 227,473 4,583
Industrials (0.6%):
Wolters Kluwer NV ..................................................... 101,864 16,085
Information Technology (1.5%):
ASM International NV ................................................... 34,924 21,328
ASML Holding NV ..................................................... 17,730 16,824
38,152
164,614
New Zealand (0.3%):
Health Care (0.3%):
Fisher & Paykel Healthcare Corp. Ltd. ........................................ 490,719 7,300
Norway (0.8%):
Consumer Staples (0.1%):
Mowi ASA ........................................................... 148,120 2,862
Energy (0.3%):
Aker BP ASA(d) ....................................................... 171,331 4,161
Equinor ASA .......................................................... 58,269 1,437
TGS ASA ............................................................ 206,417 2,034
7,632
Financials (0.4%):
SpareBank 1 SMN ...................................................... 759,089 10,346
Materials (0.0%):(b)
Norsk Hydro ASA ...................................................... 72,723 374
21,214
Portugal (0.1%):
Energy (0.1%):
Galp Energia SGPS SA ................................................... 130,819 2,058
Qatar (0.1%):
Communication Services (0.1%):
Ooredoo QPSC ........................................................ 519,568 1,623
Russian Federation (0.0%):(b)
Communication Services (0.0%):(b)
Mobile TeleSystems PJSC, ADR(a)(e)(f) ...................................... 177,615 10
Energy (0.0%):(b)
Gazprom PJSC, ADR(a)(e)(f) .............................................. 153,287 8

Victory Portfolios III
Victory International Fund
18
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
LUKOIL PJSC, ADR(a)(e)(f) .............................................. 34,917 $ 4
12
Financials (0.0%):(b)
Sberbank of Russia PJSC(a)(e)(f) ........................................... 564,350 —(g)
Sberbank of Russia PJSC, ADR(a)(e)(f) ....................................... 505,824 —(g)
—(g)
22
Saudi Arabia (0.1%):
Financials (0.1%):
Saudi Awwal Bank ...................................................... 222,846 2,454
Singapore (0.5%):
Consumer Discretionary (0.1%):
Genting Singapore Ltd. ................................................... 2,600,500 1,760
Consumer Staples (0.1%):
Sheng Siong Group Ltd. .................................................. 1,447,800 1,670
Financials (0.2%):
DBS Group Holdings Ltd. ................................................. 88,600 2,198
iFAST Corp. Ltd. ....................................................... 471,300 2,544
4,742
Health Care (0.0%):(b)
Raffles Medical Group Ltd. ................................................ 2,182,700 1,656
Information Technology (0.0%):(b)
AEM Holdings Ltd. ..................................................... 404,600 646
Utilities (0.1%):
Sembcorp Industries Ltd. ................................................. 669,800 2,544
13,018
South Africa (0.3%):
Communication Services (0.0%):(b)
MTN Group Ltd. ....................................................... 269,963 1,177
Energy (0.0%):(b)
Exxaro Resources Ltd. ................................................... 97,320 904
Financials (0.2%):
Absa Group Ltd. ....................................................... 140,764 1,202
Investec PLC .......................................................... 240,332 1,504
Old Mutual Ltd. ........................................................ 2,649,741 1,650
4,356
Health Care (0.1%):
Aspen Pharmacare Holdings Ltd. ............................................ 135,234 1,382
7,819
South Korea (1.6%):
Communication Services (0.2%):
KT Corp. ............................................................. 127,179 3,731
Consumer Discretionary (0.4%):
Coway Co. Ltd. ........................................................ 40,587 1,652
Hankook Tire & Technology Co. Ltd. ........................................ 85,070 3,466
Hyundai Mobis Co. Ltd. .................................................. 20,548 3,748
Kia Corp. ............................................................ 24,818 2,325
11,191
Financials (0.6%):
DB Insurance Co. Ltd. ................................................... 31,504 2,338

Victory Portfolios III
Victory International Fund
19
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Hana Financial Group, Inc. ................................................ 49,065 $ 2,088
KB Financial Group, Inc. ................................................. 109,831 5,239
Shinhan Financial Group Co. Ltd. ........................................... 159,313 5,209
14,874
Industrials (0.1%):
Samsung Engineering Co. Ltd.(a) ........................................... 87,241 1,614
Information Technology (0.3%):
Samsung Electronics Co. Ltd. .............................................. 108,407 5,984
SK Hynix, Inc. ......................................................... 20,408 2,406
8,390
39,800
Spain (1.7%):
Consumer Discretionary (0.1%):
Industria de Diseno Textil SA .............................................. 88,972 3,958
Energy (0.1%):
Repsol SA ............................................................ 108,308 1,720
Financials (1.3%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 2,987,401 29,794
Banco Santander SA ..................................................... 700,220 2,918
Bankinter SA .......................................................... 226,210 1,440
34,152
Health Care (0.1%):
Laboratorios Farmaceuticos Rovi SA ......................................... 24,954 2,003
Utilities (0.1%):
Iberdrola SA .......................................................... 184,443 2,118
43,951
Sweden (2.0%):
Consumer Discretionary (0.1%):
Evolution AB(c) ........................................................ 17,701 2,293
Financials (0.1%):
Swedbank AB, Class A ................................................... 96,955 2,133
Health Care (0.3%):
BioGaia AB, Class B .................................................... 188,899 2,310
Biotage AB ........................................................... 166,720 2,799
Sectra AB, Class B(a) .................................................... 133,019 2,654
7,763
Industrials (1.3%):
Atlas Copco AB, Class B ................................................. 1,545,939 23,151
SKF AB, Class B ....................................................... 258,132 5,639
Troax Group AB ....................................................... 86,590 1,840
Volvo AB, Class B ...................................................... 99,088 2,731
33,361
Information Technology (0.2%):
HMS Networks AB ..................................................... 47,787 2,081
Telefonaktiebolaget LM Ericsson, Class B ..................................... 592,859 3,220
5,301
50,851
Switzerland (9.3%):
Consumer Discretionary (0.1%):
The Swatch Group AG ................................................... 15,999 3,778

Victory Portfolios III
Victory International Fund
20
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Consumer Staples (2.0%):
Coca-Cola HBC AG ..................................................... 588,774 $ 18,351
Nestle SA, Registered Shares .............................................. 312,904 32,459
50,810
Financials (2.0%):
Partners Group Holding AG ............................................... 14,710 21,155
Swiss Life Holding AG ................................................... 3,336 2,425
UBS Group AG ........................................................ 928,204 26,506
Zurich Insurance Group AG ............................................... 3,687 1,962
52,048
Health Care (3.6%):
Novartis AG, Registered Shares ............................................. 521,280 52,605
Roche Holding AG ...................................................... 114,366 29,907
Sandoz Group AG(a) .................................................... 259,804 8,038
90,550
Industrials (0.7%):
ABB Ltd., Registered Shares ............................................... 48,297 2,229
Adecco Group AG ...................................................... 86,538 3,470
Burckhardt Compression Holding AG ........................................ 3,151 1,874
Burkhalter Holding AG ................................................... 15,001 1,557
Huber + Suhner AG, Registered Shares ....................................... 22,772 1,655
Interroll Holding AG, Class R .............................................. 562 1,767
Kardex Holding AG, Registered Shares ....................................... 11,635 3,093
Zehnder Group AG, Registered Shares ........................................ 26,839 1,637
17,282
Information Technology (0.5%):
Comet Holding AG, Class R ............................................... 9,660 3,430
Inficon Holding AG, Registered Shares ....................................... 1,146 1,780
Landis+Gyr Group AG ................................................... 29,512 2,303
Logitech International SA, Class R .......................................... 18,481 1,636
Sensirion Holding AG(a)(c) ............................................... 19,117 1,448
u-blox Holding AG ...................................................... 21,625 2,061
12,658
Materials (0.4%):
Glencore PLC ......................................................... 297,820 1,416
Holcim AG ........................................................... 95,200 7,771
9,187
236,313
Taiwan (0.9%):
Health Care (0.1%):
Lotus Pharmaceutical Co. Ltd. ............................................. 181,000 1,661
Information Technology (0.8%):
Accton Technology Corp. ................................................. 133,000 2,189
Catcher Technology Co. Ltd. ............................................... 330,760 2,062
Elite Material Co. Ltd. ................................................... 120,000 1,884
Hon Hai Precision Industry Co. Ltd. ......................................... 626,601 2,044
MediaTek, Inc. ......................................................... 52,000 1,877
Quanta Computer, Inc. ................................................... 243,000 1,786
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 453,000 9,930
21,772
23,433
Thailand (0.2%):
Financials (0.1%):
Kasikornbank PCL ...................................................... 1,063,313 3,649

Victory Portfolios III
Victory International Fund
21
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Health Care (0.1%):
Bumrungrad Hospital PCL ................................................ 337,900 $ 2,109
5,758
United Arab Emirates (0.1%):
Real Estate (0.1%):
Emaar Development PJSC ................................................ 1,494,611 3,224
United Kingdom (11.3%):
Communication Services (0.6%):
BT Group PLC ........................................................ 2,184,083 2,883
Informa PLC .......................................................... 214,456 2,198
Moneysupermarket.com Group PLC ......................................... 497,349 1,538
Team Internet Group PLC ................................................. 1,135,318 1,928
WPP PLC ............................................................ 460,570 4,120
YouGov PLC .......................................................... 136,626 1,967
14,634
Consumer Discretionary (1.3%):
Burberry Group PLC .................................................... 182,602 2,965
Focusrite PLC ......................................................... 262,754 1,410
Greggs PLC ........................................................... 385,665 13,151
Kingfisher PLC ........................................................ 851,991 2,526
Next PLC ............................................................ 120,605 12,678
32,730
Consumer Staples (2.0%):
Associated British Foods PLC .............................................. 87,853 2,527
British American Tobacco PLC ............................................. 274,146 8,144
Coca-Cola Europacific Partners PLC ......................................... 34,312 2,355
Diageo PLC ........................................................... 408,328 15,296
Imperial Brands PLC .................................................... 599,093 12,904
J Sainsbury PLC ....................................................... 467,555 1,476
Marks & Spencer Group PLC .............................................. 633,957 1,900
Reckitt Benckiser Group PLC .............................................. 34,859 2,202
Tate & Lyle PLC ....................................................... 110,669 840
Tesco PLC ............................................................ 799,291 2,818
50,462
Energy (0.9%):
BP PLC .............................................................. 3,702,329 21,507
Harbour Energy PLC .................................................... 323,328 1,033
Subsea 7 SA .......................................................... 122,431 1,788
24,328
Financials (2.4%):
3i Group PLC ......................................................... 193,556 6,046
Barclays PLC ......................................................... 6,191,547 12,938
H&T Group PLC(d) ..................................................... 304,858 1,320
HSBC Holdings PLC .................................................... 3,162,831 24,615
IntegraFin Holdings PLC ................................................. 549,019 1,904
Legal & General Group PLC ............................................... 1,997,053 6,122
Standard Chartered PLC .................................................. 1,066,359 9,015
61,960
Health Care (0.6%):
Advanced Medical Solutions Group PLC ...................................... 434,508 1,150
AstraZeneca PLC ....................................................... 23,580 2,972
GSK PLC ............................................................ 546,721 11,435
15,557
Industrials (1.5%):
Alpha Financial Markets Consulting PLC ...................................... 349,297 1,566
Ashtead Group PLC ..................................................... 143,804 10,341

Victory Portfolios III
Victory International Fund
22
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Ashtead Technology Holdings PLC .......................................... 270,912 $ 2,396
Babcock International Group PLC ........................................... 279,695 1,735
Chemring Group PLC .................................................... 389,255 1,703
Clarkson PLC ......................................................... 55,820 2,530
easyJet PLC ........................................................... 790,257 5,444
Judges Scientific PLC .................................................... 11,712 1,583
Mitie Group PLC ....................................................... 1,377,119 1,859
RELX PLC ........................................................... 41,232 1,806
Rolls-Royce Holdings PLC(a) .............................................. 478,473 2,233
RWS Holdings PLC ..................................................... 574,281 1,501
SThree PLC ........................................................... 482,527 2,547
37,244
Information Technology (0.2%):
Kainos Group PLC ...................................................... 187,612 2,627
Spirent Communications PLC .............................................. 1,257,808 1,671
The Sage Group PLC .................................................... 150,104 2,364
6,662
Materials (1.2%):
Anglo American PLC .................................................... 87,682 1,889
Endeavour Mining PLC .................................................. 56,715 932
Fresnillo PLC ......................................................... 159,313 917
Ibstock PLC(c) ........................................................ 1,026,121 2,096
Mondi PLC ........................................................... 156,000 2,773
Rio Tinto PLC ......................................................... 326,067 20,914
29,521
Real Estate (0.2%):
Land Securities Group PLC ............................................... 205,933 1,613
The British Land Co. PLC ................................................ 662,801 2,916
4,529
Utilities (0.4%):
Centrica PLC .......................................................... 4,614,397 7,341
Drax Group PLC ....................................................... 211,303 1,242
National Grid PLC ...................................................... 133,381 1,745
10,328
287,955
Total Common Stocks (Cost $1,888,329) 2,479,370
Exchange-Traded Funds (0.7%)
United States (0.7%):
iShares Core MSCI EAFE ETF ............................................. 149,990 10,769
iShares Core MSCI Emerging Markets ETF .................................... 65,367 3,291
iShares MSCI EAFE Small-Cap ETF ......................................... 83,828 5,134
19,194
Total Exchange-Traded Funds (Cost $18,846) 19,194
Collateral for Securities Loaned (0.4%)^
United States (0.4%):
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.22%(h) ........ 1,887,399 1,888
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.24%(h) ............ 1,887,399 1,887
Invesco Government & Agency Portfolio, Institutional Shares, 5.25%(h) ............... 1,887,399 1,887
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.22%(h) . 1,887,399 1,888
Total Collateral for Securities Loaned (Cost $7,550) 7,550
Total Investments (Cost $1,914,725) — 98.7% 2,506,114
Other assets in excess of liabilities — 1.3% 33,687
NET ASSETS - 100.00% $ 2,539,801
^ Purchased with cash collateral from securities on loan.

Victory Portfolios III
Victory International Fund
23
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Name
Acquisition Date
Cost
Gazprom PJSC, ADR .........................................
1/21/2016
$ 486
LUKOIL PJSC, ADR .........................................
12/29/2015
2,087
Mobile TeleSystems PJSC, ADR .................................
1/28/2022
1,372
Sberbank of Russia PJSC ......................................
7/15/2019
2,134
Sberbank of Russia PJSC, ADR ..................................
1/15/2016
556
(a) Non-income producing security.
(b) Amount represents less than 0.05% of net assets.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of February 29, 2024, the fair value of these securities was
$32,551 (thousands) and amounted to 1.3% of net assets.
(d) All or a portion of this security is on loan.
(e) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of February 29, 2024. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(f) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at February 29, 2024 (amounts in thousands):
(g) Rounds to less than $1 thousand.
(h) Rate disclosed is the daily yield on February 29, 2024.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
PCL
—
Public Company Limited
PLC
—
Public Limited Company

Statement of Assets and Liabilities
February 29, 2024
24
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
Victory
International Fund
Assets:
Investments, at value (Cost $1,914,725) $ 2,506,114 (a)
Foreign currency, at value (Cost $1,933) 1,941
Cash 36,675
Receivables:
Interest and dividends 3,976
Capital shares issued 607
Investments sold 16,781
From Adviser 62
Reclaims 8,558
Prepaid expenses 25
Total Assets 2,574,739
Liabilities:
Payables:
Collateral received on loaned securities 7,550
Investments purchased 21,489
Capital shares redeemed 694
Accrued foreign capital gains taxes 2,763
Accrued expenses and other payables:
Investment advisory fees 1,577
Administration fees 247
Custodian fees 82
Transfer agent fees 274
Compliance fees 2
Trustees' fees — (b)
12b-1 fees — (b)
Other accrued expenses 260
Total Liabilities 34,938
Commitments and contingencies (Note 5 )
Net Assets:
Capital 2,056,262
Total accumulated earnings/(loss) 483,539
Net Assets $ 2,539,801
Net Assets
Fund Shares $ 1,232,525
Institutional Shares 1,303,421
Class A 537
Class R6 3,318
Total $ 2,539,801
Shares (unlimited number of shares authorized with no par value):
Fund Shares 46,427
Institutional Shares 49,294
Class A 20
Class R6 124
Total 95,865
Net asset value, offering and redemption price per share:(c)
Fund Shares $ 26 .55
Institutional Shares 26 .44
Class A 26 .64
Class R6 26 .84
Maximum Sales Charge — Class A 5 .75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 28 .27
(a) Includes $7,139 thousand of securities on loan.
(b) Rounds to less than $1 thousand.
(c) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Year Ended February 29, 2024
25
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory
International Fund
Investment Income:
Dividends $ 81,209
Interest 973
Securities lending (net of fees) 543
Foreign tax withholding (7,544) (a)
Total Income 75,181
Expenses:
Investment advisory fees 18,880
Administration fees — Fund Shares 1,795
Administration fees — Institutional Shares 1,259
Administration fees — Class A 1
Administration fees — Class R6 1
Sub-Administration fees 77
12b-1 fees — Class A 1
Custodian fees 506
Transfer agent fees — Fund Shares 1,431
Transfer agent fees — Institutional Shares 1,322
Transfer agent fees — Class A 1
Transfer agent fees — Class R6 — (b)
Trustees' fees 48
Compliance fees 23
Legal and audit fees 243
State registration and filing fees 85
Interfund lending fees 1
Other expenses 257
Recoupment of prior expenses waived/reimbursed by Adviser 3
Total Expenses 25,934
Expenses waived/reimbursed by Adviser (373)
Net Expenses 25,561
Net Investment Income (Loss) 49,620
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 18,068
Foreign taxes on realized gains (79)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 262,665
Net change in accrued foreign taxes on unrealized gains (2,306)
Net realized/unrealized gains (losses) on investments 278,348
Change in net assets resulting from operations $ 327,968
(a) Includes EU reclaims and related interest and entitlements of $1,635 thousand. See Foreign Taxes in Item 2 of the accompanying Notes to Financial Statements.
(b) Rounds to less than $1 thousand.

26
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory International Fund
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 49,620 $ 27,836 $ 64,637
Net realized gains (losses) 17,989 (87,231) 95,128
Net change in unrealized appreciation/depreciation 260,359 72,278 (458,923)
Change in net assets resulting from operations 327,968 12,883 (299,158)
Distributions to Shareholders:
Fund Shares (22,672) (33,775) (127,097)
Institutional Shares (25,147) (37,269) (122,526)
Class A (8) (24) (79)
Class R6 (26) (7) (22)
Change in net assets resulting from distributions to shareholders (47,853) (71,075) (249,724)
Change in net assets resulting from capital transactions (206,844) (57,139) (123,154)
Change in net assets 73,271 (115,331) (672,036)
Net Assets:
Beginning of period 2,466,530 2,581,861 3,253,897
End of period $ 2,539,801 $ 2,466,530 $ 2,581,861
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.

27
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory International Fund
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 42,882 $ 29,491 $ 75,918
Distributions reinvested 22,224 33,148 125,118
Cost of shares redeemed (173,490) (127,168) (224,413)
Total Fund Shares $ (108,384) $ (64,529) $ (23,377)
Institutional Shares
Proceeds from shares issued $ 61,303 $ 202,897 $ 179,428
Distributions reinvested 25,121 37,234 122,400
Cost of shares redeemed (187,390) (232,728) (401,879)
Total Institutional Shares $ (100,966) $ 7,403 $ (100,051)
Class A
Proceeds from shares issued $ 122 $ 21 $ 106
Distributions reinvested 5 18 60
Cost of shares redeemed (551) (61) (138)
Total Class A $ (424) $ (22) $ 28
Class R6
Proceeds from shares issued $ 3,500 $ 4 $ 262
Distributions reinvested 26 7 22
Cost of shares redeemed (596) (2) (38)
Total Class R6 $ 2,930 $ 9 $ 246
Change in net assets resulting from capital transactions $ (206,844) $ (57,139) $ (123,154)
Share Transactions:
Fund Shares
Issued 1,736 1,314 2,716
Reinvested 865 1,442 4,549
Redeemed (7,027) (5,666) (8,108)
Total Fund Shares (4,426) (2,910) (843)
Institutional Shares
Issued 2,514 9,082 6,628
Reinvested 981 1,626 4,466
Redeemed (7,590) (10,324) (14,102)
Total Institutional Shares (4,095) 384 (3,008)
Class A
Issued 5 1 4
Reinvested — (b) 1 2
Redeemed (22) (3) (5)
Total Class A (17) (1) 1
Class R6
Issued 137 1 8
Reinvested 1 — (b) 1
Redeemed (24) — (b) (1)
Total Class R6 114 1 8
Change in Shares (8,424) (2,526) (3,842)
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.
(b) Rounds to less than 1 thousand shares.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
28
See notes to financial statements.
Victory International Fund
Fund Shares
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Year
Ended
May 31, 2019
Net Asset Value, Beginning of Period $23.70 $24.21 $29.46 $21.53 $28.70 $32.82
Investment Activities:
Net investment income (loss) 0.49(b)(c) 0.26(b)(d) 0.59(b) 0.49(b) 0.44(b) 0.53
Net realized and unrealized gains (losses) 2.85 (0.11) (3.43) 7.94 (1.12) (2.41)
Total from Investment Activities 3.34 0.15 (2.84) 8.43 (0.68) (1.88)
Distributions to Shareholders from:
Net investment income (0.49) (0.34) (0.51) (0.50) (0.73) (0.44)
Net realized gains — (0.32) (1.90) — (5.76) (1.80)
Total Distributions (0.49) (0.66) (2.41) (0.50) (6.49) (2.24)
Net Asset Value, End of Period $26.55 $23.70 $24.21 $29.46 $21.53 $28.70
Total Return(e)(f) 14.14%(c) 0.73%(d) (10.51)% 39.52% (6.13)% (5.14)%
Ratios to Average Net Assets:
Net Expenses(g)(h)(i)(j)(k) 1.08% 1.02% 1.02% 1.01% 1.06% 1.08%
Net Investment Income (Loss)(g) 1.99%(c) 1.53%(d) 2.12% 1.94% 1.68% 1.76%
Gross Expenses(g)(j)(k) 1.09% 1.04% 1.02% 1.03% 1.07% 1.08%
Supplemental Data:
Net Assets at end of period (000's) $1,232,525 $1,205,144 $1,301,727 $1,608,436 $1,391,279 $1,690,782
Portfolio Turnover(e)(l) 34% 29% 34% 67%(m) 119%(n) 30%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Includes net investment income received on EU Reclaims during the year ended February 29, 2024. Without these amounts the net investment income
(loss) per share, net investment income (loss) ratio, and total return would have been less by 0.02, 0.07%, and 0.07%, respectively.
(d) Includes net investment income received on EU Reclaims during the nine months ended February 28, 2023. Without these amounts the net investment income (loss) per share, net investment income (loss) ratio, and total return would have been less by 0.07, 0.42%, and 0.29%, respectively.
(e) Not annualized for periods less than one year.
(f) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(g) Annualized for periods less than one year.
(h) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.
(i) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(j) Reflects total annual operating expenses for reductions of expenses paid indirectly for the May 31 fiscal years ended 2020 and 2019. Expenses paid indirectly decreased the expense ratio for each of these respective years by less than 0.01%.
(k) Does not include acquired fund fees and expenses, if any.
(l) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(m) Reflects a return to normal trading levels after a prior year transition.
(n) Reflects increased trading activity due to current year transition or asset allocation shift.

29
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory International Fund
Institutional Shares
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Year
Ended
May 31, 2019
Net Asset Value, Beginning of Period $23.61 $24.13 $29.36 $21.46 $28.61 $32.72
Investment Activities:
Net investment income (loss) 0.50(b)(c) 0.26(b)(d) 0.61(b) 0.51(b) 0.47(b) 0.56
Net realized and unrealized gains (losses) 2.83 (0.10) (3.41) 7.91 (1.12) (2.41)
Total from Investment Activities 3.33 0.16 (2.80) 8.42 (0.65) (1.85)
Distributions to Shareholders from:
Net investment income (0.50) (0.36) (0.53) (0.52) (0.74) (0.46)
Net realized gains — (0.32) (1.90) — (5.76) (1.80)
Total Distributions (0.50) (0.68) (2.43) (0.52) (6.50) (2.26)
Net Asset Value, End of Period $26.44 $23.61 $24.13 $29.36 $21.46 $28.61
Total Return(e)(f) 14.19%(c) 0.78%(d) (10.43)% 39.61% (6.05)% (5.06)%
Ratios to Average Net Assets:
Net Expenses(g)(h)(i)(j)(k) 1.01% 0.95% 0.94% 0.94% 0.99% 1.00%
Net Investment Income (Loss)(g) 2.05%(c) 1.58%(d) 2.20% 2.00% 1.77% 1.81%
Gross Expenses(g)(j)(k) 1.02% 0.97% 0.95% 0.95% 0.99% 1.00%
Supplemental Data:
Net Assets at end of period (000's) $1,303,421 $1,260,267 $1,278,976 $1,644,340 $1,431,107 $1,979,758
Portfolio Turnover(e)(l) 34% 29% 34% 67%(m) 119%(n) 30%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Includes net investment income received on EU Reclaims during the year ended February 29, 2024. Without these amounts the net investment income
(loss) per share, net investment income (loss) ratio, and total return would have been less by 0.02, 0.07%, and 0.07%, respectively.
(d) Includes net investment income received on EU Reclaims during the nine months ended February 28, 2023. Without these amounts the net investment income (loss) per share, net investment income (loss) ratio, and total return would have been less by 0.07, 0.42%, and 0.29%, respectively.
(e) Not annualized for periods less than one year.
(f) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(g) Annualized for periods less than one year.
(h) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.
(i) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(j) Reflects total annual operating expenses for reductions of expenses paid indirectly for the May 31 fiscal years ended 2020 and 2019. Expenses paid indirectly decreased the expense ratio for each of these respective years by less than 0.01%.
(k) Does not include acquired fund fees and expenses, if any.
(l) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(m) Reflects a return to normal trading levels after a prior year transition.
(n) Reflects increased trading activity due to current year transition or asset allocation shift.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
30
See notes to financial statements.
Victory International Fund
Class A
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Year
Ended
May 31, 2019
Net Asset Value, Beginning of Period $23.75 $24.27 $29.25 $21.39 $28.58 $32.67
Investment Activities:
Net investment income (loss) 0.55(b)(c) 0.23(b)(d) 0.57(b) 0.37(b) 0.36(b) 0.47
Net realized and unrealized gains (losses) 2.72 (0.11) (3.44) 7.93 (1.10) (2.41)
Total from Investment Activities 3.27 0.12 (2.87) 8.30 (0.74) (1.94)
Distributions to Shareholders from:
Net investment income (0.38) (0.32) (0.21) (0.44) (0.69) (0.35)
Net realized gains — (0.32) (1.90) — (5.76) (1.80)
Total Distributions (0.38) (0.64) (2.11) (0.44) (6.45) (2.15)
Net Asset Value, End of Period $26.64 $23.75 $24.27 $29.25 $21.39 $28.58
Total Return (excludes sales charge)(e)(f) 13.83%(c) 0.58%(d) (10.57)% 39.11% (6.37)% (5.39)%
Ratios to Average Net Assets:
Net Expenses(g)(h)(i)(j)(k) 1.38% 1.17% 1.11% 1.30% 1.35% 1.35%
Net Investment Income (Loss)(g) 2.22%(c) 1.37%(d) 2.07% 1.47% 1.37% 1.52%
Gross Expenses(g)(j)(k) 7.79% 3.38% 2.17% 1.56% 1.39% 1.41%
Supplemental Data:
Net Assets at end of period (000's) $537 $887 $931 $1,093 $6,402 $7,715
Portfolio Turnover(e)(l) 34% 29% 34% 67%(m) 119%(n) 30%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Includes net investment income received on EU Reclaims during the year ended February 29, 2024. Without these amounts the net investment income
(loss) per share, net investment income (loss) ratio, and total return would have been less by 0.02, 0.07%, and 0.07%, respectively.
(d) Includes net investment income received on EU Reclaims during the nine months ended February 28, 2023. Without these amounts the net investment income (loss) per share, net investment income (loss) ratio, and total return would have been less by 0.07, 0.42%, and 0.29%, respectively.
(e) Not annualized for periods less than one year.
(f) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(g) Annualized for periods less than one year.
(h) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.
(i) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(j) Reflects total annual operating expenses for reductions of expenses paid indirectly for the May 31 fiscal years ended 2020 and 2019. Expenses paid indirectly decreased the expense ratio for each of these respective years by less than 0.01%.
(k) Does not include acquired fund fees and expenses, if any.
(l) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(m) Reflects a return to normal trading levels after a prior year transition.
(n) Reflects increased trading activity due to current year transition or asset allocation shift.

Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory International Fund
Class R6
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
August 17,
2018(b)
through
May 31, 2019
Net Asset Value, Beginning of Period $23.95 $24.53 $29.65 $21.52 $28.66 $32.01
Investment Activities:
Net investment income (loss)(c) 0.43(d) 0.33(e) 0.80 0.49 0.49 0.52
Net realized and unrealized gains (losses) 3.00 (0.11) (3.36) 8.19 (1.12) (1.54)
Total from Investment Activities 3.43 0.22 (2.56) 8.68 (0.63) (1.02)
Distributions to Shareholders from:
Net investment income (0.54) (0.48) (0.66) (0.55) (0.75) (0.53)
Net realized gains — (0.32) (1.90) — (5.76) (1.80)
Total Distributions (0.54) (0.80) (2.56) (0.55) (6.51) (2.33)
Net Asset Value, End of Period $26.84 $23.95 $24.53 $29.65 $21.52 $28.66
Total Return(f)(g) 14.39%(d) 1.01%(e) (9.53)% 40.78% (5.95)% (2.55)%
Ratios to Average Net Assets:
Net Expenses(h)(i)(j)(k)(l) 0.87% 0.61% 0.31% 0.80% 0.85% 0.85%
Net Investment Income (Loss)(h) 1.70%(d) 1.92%(e) 2.87% 1.95% 1.83% 2.19%
Gross Expenses(h)(k)(l) 2.40% 9.88% 3.83% 1.22% 1.18% 2.03%
Supplemental Data:
Net Assets at end of period (000's) $3,318 $232 $227 $28 $3,365 $4,477
Portfolio Turnover(f)(m) 34% 29% 34% 67%(n) 119%(o) 30%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Includes net investment income received on EU Reclaims during the year ended February 29, 2024. Without these amounts the net investment income
(loss) per share, net investment income (loss) ratio, and total return would have been less by 0.02, 0.07%, and 0.07%, respectively.
(e) Includes net investment income received on EU Reclaims during the nine months ended February 28, 2023. Without these amounts the net investment income (loss) per share, net investment income (loss) ratio, and total return would have been less by 0.07, 0.42%, and 0.29%, respectively.
(f) Not annualized for periods less than one year.
(g) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(h) Annualized for periods less than one year.
(i) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning August 17, 2018, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.
(j) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(k) Reflects total annual operating expenses for reductions of expenses paid indirectly for the May 31 fiscal years ended 2020 and 2019. Expenses paid indirectly decreased the expense ratio for each of these respective years by less than 0.01%.
(l) Does not include acquired fund fees and expenses, if any.
(m) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(n) Reflects a return to normal trading levels after a prior year transition.
(o) Reflects increased trading activity due to current year transition or asset allocation shift.

Notes to Financial Statements
February 29, 2024
Victory Portfolios III
32
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following Fund (the "Fund"):
* On December 8, 2023, the Board of Trustees of Victory Portfolios III (the “Board”) approved a Plan of Liquidation for the Fund’s Class A.
Class A was liquidated on March 28, 2024 (the “Liquidation Date”). On the Liquidation Date, the Class A redeemed all its outstanding shares at the net asset value (“NAV”) of such shares.
The Fund is classified as diversified under the 1940 Act. Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the
“Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Board has established the Pricing and Liquidity Committee (the “Committee”), and
subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the
Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their NAV. These valuations are typically categorized as Level
1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory International Fund International Fund Fund Shares, Institutional Shares,
Class A*, and Class R6

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
33
security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund’s NAV is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. The valuations are categorized as
Level 2 in the fair value hierarchy.
A summary of the valuations as of February 29, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of February 29, 2024, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassed to realized gains or return of capital as estimated by the Fund based on calendar year-end information as it becomes known or available.
Investment Companies:
Exchange-Traded Funds:
The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Foreign Exchange Currency Contracts:
The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund’s foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. The Fund enters into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Fund does not enter into such contracts solely for the purpose of earning foreign currency gains). As of February
29, 2024, the Fund had no open forward foreign exchange currency contracts.
Level 1 Level 2 Level 3 Total
International Fund
Common Stocks ............................................... $ 117,535 $ 2,361,813 $ 22 $ 2,479,370
Exchange-Traded Funds ......................................... 19,194 — — 19,194
Collateral for Securities Loaned ................................... 7,550 — — 7,550
Total ....................................................... $ 144,279 $ 2,361,813 $ 22 $ 2,506,114

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
34
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table (amounts in thousands) is a summary of the Fund’s securities lending transactions as of February 29, 2024.
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
The Fund filed for additional European Union ("EU") reclaims related to prior years. These EU reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.  For the year ended February 29, 2024, the Fund recognized $1,537 thousand related to EU reclaims and $98 thousand in interest and entitlements. These EU reclaims and related interest and entitlements are reflected on the Statement of Operations as a reduction to Foreign tax withholding expense.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
International Fund ................................................ $ 7,139 $ — $ 7,550

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
35
gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28 or February 29 for leap years.
For the year ended February 29, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended February 29, 2024, were as follows (amounts in thousands):
4. Affiliated Fund Ownership:
The Fund offers shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of February 29, 2024, certain affiliated fund-of-funds owned total outstanding shares of the Fund as follows:
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund’s average daily net assets. Amounts incurred and paid to
VCM for the year ended February 29, 2024, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper International Funds Index. The Lipper International Funds Index tracks the total return performance of the largest funds within the Lipper International Funds category.
Excluding U.S. Government
Securities
Purchases Sales
International Fund ......................................................................... $ 811,440 $ 1,020,389
Affiliated Victory Portfolios III Funds
Ownership %
Victory Cornerstone Conservative Fund 0.3
Victory Cornerstone Equity Fund 1.4

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
36
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
(
a
)
Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper International Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the year ended February 29, 2024, performance adjustments were:
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets.
VCM entered into an Investment Subadvisory Agreement with Wellington Management Company LLP (“Wellington Management”).  Wellington
Management directs the investment and reinvestment of a portion of the Fund’s assets (as allocated from time to time by VCM). This arrangement provides for monthly fees that are paid by VCM (not the Fund) to the subadviser.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, 0.15%, and 0.05%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, Class A, and Class R6, respectively. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 100 to 400  +/- 4
+/- 401 to 700  +/- 5
+/- 701 and greater  +/- 6
International Fund Fund Shares
Institutional
Shares Class A Class R6
in thousands $ 223 $ 228 $ — (a) $ — (a)
as annual % rate 0.02% 0.02% 0.03% 0.02%
(a) Rounds to less than $1 thousand.

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
37
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
(
a
)
Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper International Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the year ended February 29, 2024, performance adjustments were:
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets.
VCM entered into an Investment Subadvisory Agreement with Wellington Management Company LLP (“Wellington Management”).  Wellington
Management directs the investment and reinvestment of a portion of the Fund’s assets (as allocated from time to time by VCM). This arrangement provides for monthly fees that are paid by VCM (not the Fund) to the subadviser.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, 0.15%, and 0.05%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, Class A, and Class R6, respectively. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 100 to 400  +/- 4
+/- 401 to 700  +/- 5
+/- 701 and greater  +/- 6
International Fund Fund Shares
Institutional
Shares Class A Class R6
in thousands $ 223 $ 228 $ — (a) $ — (a)
as annual % rate 0.02% 0.02% 0.03% 0.02%
(a) Rounds to less than $1 thousand.
agent fees for Institutional Shares, Class A, and Class R6 are paid monthly based on a fee accrued daily at an annualized rate of 0.10%, 0.10%, and 0.01%, respectively, of average daily net assets, plus out-of-pocket expenses.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to the Distributor for the year ended February 29, 2024, are reflected on the Statement of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the year ended February 29, 2024, the
Distributor did not receive any commissions.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the year ended
February 29, 2024, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2024. Under the terms of the agreement, the
Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the
Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits.
As of February 29, 2024, the expense limits (excluding voluntary waivers) were:
Under the terms of the expense limitation agreement, as amended June 22, 2023, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at February 29, 2024.
For the year ended February 29, 2024, recoupment in the amount of $3 thousand was paid to the Adviser.
As of February 29, 2024, the following amounts are available to be repaid to the Adviser (amounts in thousands):
* Amount expires by May 31, 2024.
** Amount expires by May 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended February 29, 2024.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
6. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other
In effect until June 30, 2024
Fund Shares Institutional Shares Class A Class R6
International Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.06% 0.99% 1.35% 0.85%
Expires
2024*
Expires
2025**
Expires
2026
Expires
2027 Total
International Fund ........................................ $ 195 $ 85 $ 455 $ 373 $ 1,108

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
38
public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected
(or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Global markets, or those in a particular region, may all react in similar fashion to important political, economic, or other developments. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile. Certain Russian securities held by the Fund had declared dividends, however there is no assurance these dividends can be collected by the Fund. As a result, all such dividend receivables related to these Russian securities are valued at zero as of the current fiscal year-end.
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended February 29, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 26, 2024, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the year ended February 29, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Fund during the year ended February 29, 2024, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the year ended February 29, 2024.
8. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
Borrower or
Lender
Amount
Outstanding at
February 29, 2024
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
International Fund ............................... Borrower $ — $ 1,244 5.86% $ 2,460

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
39
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of February 29, 2024, on the Statement of Assets and Liabilities, there were no permanent book-to-tax difference reclassification adjustments.
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
* Effective February 28, 2023, the Fund's fiscal year end changed from May 31 to February 28.
As of February 29, 2024, the components of accumulated earnings/(loss) on a tax basis were as follows (amounts in thousands):
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales and passive foreign investment company adjustments.
During the tax year ended February 29, 2024, the Fund utilized $(13,365) thousand of capital loss carryforwards.
As of February 29, 2024, the Fund had net capital loss carryforwards as shown in the table below (amounts in thousands). It is unlikely that the
Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
As of February 29, 2024, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
Year Ended February 29, 2024
Distributions Paid
From:
Ordinary
Income
Total
Distributions
Paid
International Fund ....................................................................... $ 47,853 $ 47,853
Nine Months Ended February 28, 2023*
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
International Fund ......................................................... $ 37,366 $ 33,709 $ 71,075
Year Ended May 31, 2022
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
International Fund ......................................................... $ 105,145 $ 144,579 $ 249,724
Undistributed
Ordinary
Income
Other
Earnings
(Loss)
Accumulated
Earnings
(Loss)
Accumulated
Capital and
Other Losses
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings
(Loss)
International Fund ...................... $ 49,865 $ (1,428) $ 48,437 $ (76,083) $ 511,185 $ 483,539
Short-Term
Amount
Long-Term
Amount Total
International Fund ..................................................... $ (33,924) $ (42,159) $ (76,083)
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
International Fund ................................... $ 1,994,929 $ 691,655 $ (180,470) $ 511,185

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
40
9. New Regulatory Pronouncement:
In October 2022, the SEC adopted the Tailored Shareholder Reports Rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.

41
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of Victory International Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Victory International Fund (the “Fund”) (one of the funds constituting
Victory Portfolios III (the “Trust”)), including the schedule of portfolio investments, as of February 29, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended and the period from June 1, 2022 through
February 28, 2023 and the year ended May 31, 2022, the financial highlights for the year then ended and the period from June 1, 2022 through
February 28, 2023 and each of the four years in the period ended May 31, 2022, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Victory Portfolios III) at February 29, 2024, the results of its operations for the year then ended, the changes in its net assets for the year then ended and the period from June 1, 2022 through February 28, 2023 and the year ended May 31, 2022, and its financial highlights for the year then ended and the period from June 1, 2022 through February 28, 2023 and each of the four years in the period ended May 31, 2022, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 29, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Victory Capital investment companies since 1995.
San Antonio, Texas
April 26, 2024

Supplemental Information
February 29, 2024
Victory Portfolios III
42
(Unaudited)
Trustee and Officer Information
Board of Trustees:
Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the
State of Delaware. There are currently seven Trustees, six of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (“Independent Trustees”) and one of whom is an “interested person” of the Trust within the meaning of that term under the
1940 Act (“Interested Trustee”). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.
The following tables list the Trustees, their date of birth, position with the Trust, commencement of service, principal occupations during the past five years, and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange
Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 45 portfolios in the Trust. Each Trustee’s address is c/o Fund
Administration, 15935 La Cantera Pkwy, San Antonio, TX 78256.
Name and Date of
Birth
Position Held with the
Trust
Date Commenced
Service
Principal Occupation During Past
5 Years
Other Directorships Held During Past
5 Years
Independent Trustees
Jefferson C. Boyce
(September 1957)
Independent
Chair
Trustee since
September 2013,
Independent Chair
since January 2021
Retired. Westhab, Inc., New York Theological
Seminary, American Filtration Corp.
Dawn M. Hawley
(February 1954)
Trustee April 2014 Retired. None.
Daniel S. McNamara
(June 1966)
Trustee January 2012 Trustee, President, and Vice
Chairman of USAA ETF Trust (6/17-
6/19); President of Financial Advice
& Solutions Group (FASG), USAA
(2/13-3/21); Director of USAA Asset
Management Company (AMCO),
(8/11-6/19); Chairman of Board of
AMCO (4/13-6/19); Director of
USAA Investment Services Company
(ISCO) (formerly USAA Investment
Management Company) (9/09-3/21);
Chairman of Board of ISCO (4/13-
12/20); President and Director of
USAA Shareholder Account Services
(SAS) (10/09-6/19); Chairman of
Board of SAS (4/13-6/19); Senior
Vice President of USAA Financial
Planning Services Insurance Agency,
Inc. (FPS) (4/11-3/21); Director and
Vice Chairman of FPS (12/13-3/21);
President and Director of USAA
Investment Corporation (ICORP)
(3/10-3/21); Chairman of Board of
ICORP (12/13-3/21); Director of
USAA Financial Advisors, Inc. (FAI)
(12/13-3/21); Chairman of Board of
FAI (3/15-3/21).
None.
Richard Y.
Newton, III
(January 1956)
Trustee March 2017 Director, Elta North America (1/18-
8/19), which is a global leader in the
design, manufacture, and support
of innovative electronic systems in
the ground, maritime, airborne, and
security domains for the nation’s
warfighters, security personnel, and
first responders; Managing Partner,
Pioneer Partnership Development
Group (12/15-present).
Terran Orbital Corp., American Made
Filtration Corp.

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
43
(Unaudited)
* Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.
The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.
Barbara B. Ostdiek,
Ph.D. (March 1964)
Trustee January 2008 Senior Associate Dean of Degree
programs at Jesse H. Jones Graduate
School of Business at Rice University
(7/13-present); Associate Professor
of Finance at Jesse H. Jones Graduate
School of Business at Rice University
(7/01-7/21); Professor of Finance
at Jesse H. Jones Graduate School
of Business at Rice University
(7/21-present).
None.
John C. Walters
(February 1962)
Trustee July 2019 Retired. Guardian Variable Products Trust
(16 series)
Interested Trustee
David C. Brown*
(May 1972)
Trustee July 2019 Chief Executive Officer and
Chairman (since 2013), the Adviser;
Chief Executive Officer and
Chairman (since 2013), Victory
Capital Holdings, Inc.; Director
(since 2013), Victory Capital
Services, Inc.; Director (since 2019),
Victory Capital Transfer Agency, Inc.
Trustee, Victory Portfolios; Board
Member, Victory Capital Services, Inc.

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
44
(Unaudited)
Officers:
The officers of the Trust are elected by the Board to actively supervise the Trust’s day-to-day operations. The officers of the Trust, their date of birth, the length of time served, and their principal occupations during the past five years are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the
Trust is 15935 La Cantera Parkway, San Antonio, Texas 78256. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.
Name and Date of Birth Position with the Trust
Date Commenced
Service Principal Occupation During Past 5 Years
James K. De Vries
(April 1969)
President March 2018 Head of Fund Administration, the Adviser (5/1/23-present); Vice
President, Victory Capital Transfer Agency, Inc. (4/20/23-present);
Executive Director, the Adviser (7/1/19-4/30/23); Executive
Director, Investment and Financial Administration, USAA (2012-
6/30/19); Treasurer, USAA Mutual Funds Trust (2018-4/30/23).
Mr. De Vries also serves as the Principal Executive Officer for the Funds, Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.
Scott A. Stahorsky
(July 1969)
Vice President July 2019 Director, Third-Party Dealer Services & Reg Administration, Fund
Administration, the Adviser (5/1/23-present); Vice President,
Victory Capital Transfer Agency, Inc. (4/20/23-present); Manager,
Fund Administration, the Adviser (2015-4/30/23). Mr. Stahorsky
also serves as Vice President of Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Thomas Dusenberry
(July 1977)
Secretary June 2022 Director, Fund Administration, the Adviser (5/1/23-present);
Manager, Fund Administration, the Adviser (2022-4/30/23);
Treasurer and Principal Financial Officer (2020-2022), Assistant
Treasurer (2019), Salient MF Trust, Salient Midstream, MLP
Fund, and Forward Funds; Principal Financial Officer (2018-
2021) and Treasurer (2020-2021), Salient Private Access Funds
and Endowment PMF Funds; Senior Vice President of Fund
Accounting and Operations, Salient Partners (2020-2022); Director
of Fund Operations, Salient Partners (2016-2019). Mr. Dusenberry
also serves as Secretary of Victory Portfolios, Victory Portfolios II
and Victory Variable Insurance Funds.
Allan Shaer
(March 1965)
Treasurer July 2019 Senior Vice President, Financial Administration, Citi Fund Services
Ohio, Inc. (since 2016). Mr. Shaer also serves as the Funds’
Principal Financial and Accounting Officer. Mr. Shaer also serves as Treasurer of Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.
Christopher A. Ponte
(March 1984)
Assistant Treasurer May 2023 Director, Fund and Broker Dealer Finance, the Adviser
(5/1/23-present); Manager, Fund Administration, the Adviser
(2017-4/30/23); Chief Financial Officer, Victory Capital Services,
Inc. (since 2018). Mr. Ponte also serves as Assistant Treasurer of Victory Portfolios, Victory Portfolios II and Victory Variable
Insurance Funds.
Carol D. Trevino
(October 1965)
Assistant Treasurer September 2018 Director, Financial Reporting, Fund Administration, the Adviser
(5/1/23-present); Director, Accounting and Finance, the Adviser
(7/1/19-4/30/23); Accounting/Financial Director, USAA (12/13-
6/30/19). Ms. Trevino also serves as Assistant Treasurer Victory
Portfolios, Victory Portfolios II and Victory Variable Insurance
Funds.
Sean Fox
(September 1976)
Chief Compliance Officer June 2022 Senior Compliance Officer, the Adviser (2019-present);
Compliance Officer, the Adviser (2015-2019). Mr. Fox also
serves as Chief Compliance Officer for Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Michael Bryan
(December 1962)
Anti-Money Laundering
Compliance Officer and
Identity Theft Officer
May 2023 Vice President, CCO Compliance Support Services, Citi Fund
Services Ohio, Inc. (2008-present). Mr. Bryan also serves as the
Anti-Money Laundering Compliance Officer and identity Theft
Officer for Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.

Victory Portfolios III
45
(Unaudited)
Supplemental Information — continued
February 29, 2024
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Fund’s Statement of Additional Information on our website or upon request by calling 800-235-8396. The Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and is available on the SEC’s website at sec.gov.
Expense Examples
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2)
ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1,
2023, through February 29, 2024.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
9/1/23
Actual
Ending
Account
Value
2/29/24
Hypothetical
Ending
Account
Value
2/29/24
Actual
Expenses
Paid During
Period
9/1/23 - 2/29/24*
Hypothetical
Expenses
Paid During
Period
9/1/23 - 2/29/24*
Annualized
Expense Ratio
During Period
9/1/23 - 2/29/24
International Fund
Fund Shares ............................ $ 1,000.00 $ 1,093.00 $ 1,019.39 $ 5.72 $ 5.52 1.10%
Institutional Shares ....................... 1,000.00 1,093.30 1,019.74 5.36 5.17 1.03%
Class A ............................... 1,000.00 1,091.00 1,017.80 7.38 7.12 1.42%
Class R6 .............................. 1,000.00 1,094.10 1,020.54 4.53 4.37 0.87%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Portfolios III
46
(Unaudited)
Supplemental Information — continued
February 29, 2024
Additional Federal Income Tax Information
For the fiscal year ended February 29, 2024, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per share outstanding on February 29, 2024, were $0.73 and $0.06, respectively.

Victory Portfolios III
47
(Unaudited)
Supplemental Information — continued
February 29, 2024
Considerations of the Board in Continuing the Investment Advisory Agreements
Victory International Fund (the “Fund”)
At a meeting of the Board of Trustees (the “Board”) of Victory Portfolios III (the “Trust”) held on December 7-8, 2023, the Board, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the
“Independent Trustees”), approved for an annual period the continuance of the Investment Advisory Agreement (the “Advisory Agreement”)
between the Trust and Victory Capital Management Inc. (the “Adviser”) and the Subadvisory Agreement between the Adviser and Wellington
Management Company LLP (the “Subadviser”) with respect to the Fund. Prior to the December 7-8, 2023 meeting at which the Advisory
Agreement and Subadvisory Agreement were approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement and Subadvisory Agreement at a meeting held on November 17, 2023.
In advance of the foregoing meetings, the Trustees requested, received and considered a variety of information relating to the Advisory
Agreement and Subadvisory Agreement and the Adviser and the Subadviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund’s investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Adviser’s revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser’s and the Subadviser’s operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement and Subadvisory Agreement with management and with experienced independent counsel retained by the Independent
Trustees (“Independent Counsel”) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement and the Subadvisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement and the Subadvisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.
The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Adviser and the Subadviser in providing services to the Fund.
At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund’s performance and related services provided by the Adviser and the Subadviser. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser’s profitability with respect to the Fund. However, the
Board noted that the evaluation process with respect to the Adviser and the Subadviser is an ongoing one. In this regard, the Board’s and its committees’ consideration of the Advisory Agreement and Subadvisory Agreement included information previously received at such meetings.
The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser and
Subadviser in prior years and that the Board’s conclusions may be based, in part, on its consideration of these same arrangements in prior years.
ADVISORY AGREEMENT
After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.
Nature, Extent, and Quality of Services – In considering the nature, extent, and quality of the services provided by the Adviser under the
Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board considered that the Adviser manages the Fund’s assets directly through one or more investment franchises, and in doing so, continuously supervises the investment and reinvestment of cash and securities comprising the Fund’s assets. The Board also considered that the Adviser monitors pertinent economic, statistical, and financial data to determine which issuers and securities to include in the Fund’s portfolio as part of a continuous investment program. The Board took into account that the Adviser’s investment management services also include the regular and ongoing oversight of the Subadviser and the sub-advised portion of the Fund. The Board also took into account its knowledge of the Adviser’s management and the quality of the performance of the Adviser’s duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Adviser and its affiliates provide administrative services, transfer agency services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.
The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund’s compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.
The Board considered the Adviser’s management style and the performance of the Adviser’s duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
48
(Unaudited)
personnel, as well as current staffing levels. The Board considered the Adviser’s process for monitoring the performance of the Subadviser and the Adviser’s timeliness in responding to performance issues. The allocation of the Fund’s brokerage, including the Adviser’s process for monitoring “best execution,” also was considered. The Adviser’s role in coordinating the activities of the Fund’s other service providers was also considered. The Board also considered the Adviser’s risk management processes. The Board considered the Adviser’s financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.
The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the
Adviser’s oversight of the Fund’s day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser’s compliance and administrative staff.
Expenses and Performance – In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund’s advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund’s expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the “expense group”) and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the “expense universe”). Among other data, the
Board noted that the Fund’s net management fee rate, which includes advisory and administrative services and the effects of any performance adjustment, as well as any fee waivers and reimbursements, was equal to the median of its expense group and above the median of its expense universe. The data indicated that the Fund’s total expenses, including after any reimbursements, were above the median of its expense group and below the median of its expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above, and noted the high quality of services received by the Fund. The Board also took into account that the subadvisory fees under the Subadvisory
Agreement are paid by the Adviser. The Board also considered and discussed information about the Subadviser’s fees, including the amount of management fees retained by the Adviser after payment of the subadvisory fees.
In considering the Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund’s performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund’s average annual total returns relative to its
Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the “performance universe”). The
Fund’s performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/
objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund’s performance was above the average of its performance universe for the one-, three- and ten-year periods ended June 30, 2023, and was below the average of its performance universe for the five-year period ended June 30, 2023, and was below its Lipper index for the one-, three- and five-year periods ended June 30, 2023, and was above its Lipper index for the ten-year period ended June 30, 2023.
As part of its consideration, the Board factored into its evaluation of the Fund’s expenses and performance, the potential limitations inherent in the methodology used by the independent third party for developing and constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. In this regard, the Board also noted that the methodology may result in the Fund’s being included in one peer group one year and in a different peer group the next, and in similar funds being included in different peer groups. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by the third party provided a useful measure of comparative expenses and performance.
Compensation and Profitability – The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser’s business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the
Adviser waived a portion of its management fee and/or reimbursed certain expenses with respect to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Adviser pays the Fund’s subadvisory fees. The Trustees reviewed the profitability of the Adviser’s relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide transfer agency services, shareholder servicing and administrative services to the Fund for which they receive compensation. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.
Economies of Scale – The Board considered whether there should be changes in the management fee rate or structure in order to enable the
Fund to participate in any economies of scale. The Board also considered the fee waiver and expense reimbursement arrangements by the
Adviser. The Board considered the fact that the Adviser also pays the Fund’s subadvisory fees. The Board also considered the effect of the change in size, if any, of each of the Fund’s classes on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board also considered the Adviser’s reinvestment in the business in the form of adding

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
49
(Unaudited)
to investment capabilities and resources, improvements in technology, and customer service. The Board determined that the current investment management fee structure was reasonable.
Other Benefits – The Board also considered the potential direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. These potential benefits included, among other things, the opportunity to offer additional products and services to the Fund’s shareholders.
Conclusions – The Board reached the following conclusions regarding the Fund’s Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives; (iv) the Fund’s advisory fees are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser’s and its affiliates’ level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.
SUBADVISORY AGREEMENT
In approving the Subadvisory Agreement with respect to the Fund, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund by the Subadviser, including the personnel providing services; (ii) the Subadviser’s compensation and any other benefits derived from the subadvisory relationships; (iii) comparisons, to the extent applicable, of subadvisory fees and performance to comparable investment companies; and (iv) the terms of the Subadvisory Agreement. A summary of the Board’s analysis of these factors is set forth below. After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Subadvisory
Agreement. In approving the Subadvisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by
Independent Counsel.
Nature, Extent, and Quality of Services Provided; Investment Personnel – The Trustees considered information provided to them regarding the services provided by the Subadviser, including information presented periodically throughout the previous year. The Board considered the Subadviser’s level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Fund and the Subadviser’s levels of staffing. The
Trustees considered, based on the materials provided to them by the Subadviser, whether the method of compensating portfolio managers is reasonable and includes mechanisms to prevent a manager with underperformance from taking undue risks. The Trustees also noted the
Subadviser’s brokerage practices. The Board also considered the Subadviser’s regulatory and compliance history. The Board also took into account the Subadviser’s risk management processes. The Board noted that the Adviser’s monitoring processes of the Subadviser include: (i)
regular telephonic meetings to discuss, among other matters, investment strategies, and to review portfolio performance; (ii) quarterly portfolio compliance checklists and quarterly compliance certifications to the Board; and (iii) due diligence visits to the Subadviser.
Subadviser Compensation – The Board also took into consideration the financial condition of the Subadviser. In considering the cost of services to be provided by the Subadviser and the profitability to the Subadviser of its relationship with the Fund, the Trustees noted that the fees under the Subadvisory Agreement were paid by the Adviser. The Trustees also relied on the ability of the Adviser to negotiate the Subadvisory
Agreement and the fees thereunder at arm’s length. For the above reasons, the Board determined that the profitability of the Subadviser from its relationship with the Fund was not a material factor in its deliberations with respect to the consideration of the approval of the Subadvisory
Agreement. For similar reasons, the Board concluded that the potential for economies of scale in the Subadviser’s management of the Fund was not a material factor in considering the Subadvisory Agreement.
Subadvisory Fees and Fund Performance – The Board compared the subadvisory fees for the Fund with the fees that the Subadviser charges to comparable clients, as applicable. The Board considered that the Fund pays a management fee to the Adviser and that, in turn, the
Adviser pays a subadvisory fee to the Subadviser. As noted above, the Board considered the Fund’s performance during the one-, three-, five-, and ten-year periods ended June 30, 2023, as compared to the Fund’s peer group and noted that the Board reviews at its regularly scheduled meetings information about the Fund’s performance results. The Board also considered the performance of the Subadviser. The Board noted
the Adviser’s experience and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadviser. The
Board was mindful of the Adviser’s focus on the Subadviser’s performance. The Board also noted the Subadviser’s performance record for similar accounts, as applicable.
Conclusions – The Board reached the following conclusions regarding the Subadvisory Agreement: (i) the Subadviser is qualified to manage the Fund’s assets in accordance with its investment objectives and policies; (ii) the Subadviser maintains an appropriate compliance program;
(iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and relevant indices; and (iv) the Fund’s advisory fees are reasonable in relation to those of similar funds and to the services to be provided by the Adviser and the Subadviser. Based on its conclusions, the Board determined that approval of the Subadvisory Agreement with respect to the Fund would be in the best interests of the Fund and its shareholders.

Victory Portfolios III
50
(Unaudited)
Supplemental Information — continued
February 29, 2024
Liquidity Risk Management Program:
The Fund has adopted and implemented a written liquidity risk management program (the “LRMP”) as required by Rule 22e-4 under the
Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to
Financial Statements). The Fund’s Board of Trustees approved the appointment of the Fund’s investment adviser, Victory Capital Management
Inc. (“Victory Capital”), as the administrator of the LRMP.
Victory Capital manages liquidity risks associated with the Fund’s investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of the Fund’s investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid, or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Fund’s portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.
At a meeting held on March 15, 2024, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Fund did not experience any significant liquidity challenges during the covered period, and the Fund’s LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure the Fund is able to meet redemption requests without significant dilution to the remaining investors’ interest in the Fund. During the review period, the Fund’s portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that the
Fund reasonably expected to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a highly liquid investment minimum. The Fund’s investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-RN and recommended no material changes to the LRMP.

Victory Portfolios III
51
(Unaudited)
Supplemental Information — continued
February 29, 2024
Privacy Policy
Facts
WHAT DOES VICTORY
DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect, and share depend on the product or service you have with us. This information can include:
■ Social Security number and income.
■ Account balances and account transactions.
■ Data from public sources and third-party data services.
How?
All financial companies need to share customers’ personal information to run their everyday business as permitted by law. For example, we share with print and mail companies that assist us in sending mail. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons Victory chooses to share and whether you can limit this sharing.
Reasons we can share your personal information
Does
Victory
share?
Can you limit
this sharing?
For our everyday business purposes —
such as to process your transactions, maintain your accounts, respond to court orders and legal investigations, or report to credit bureaus
Yes No
For our marketing purposes —
to offer products and services provided by Victory
Yes No
For joint marketing —
sharing with other financial companies to jointly market the other company’s products or services
No
We do not
share
For everyday business purposes of the Victory family of companies —
this can include information about your Victory transactions and experiences
Yes No
For everyday business purposes of the Victory family of companies —
this can include information about your creditworthiness or insurability
No
We do not
share
For non-Victory companies to market to you
No
We do not
share

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
52
(Unaudited)
To limit our
sharing
■ Visit us online: vcm.com/optout
■ Call (877) 660-4400 – our menu will prompt you through your choices.
Please note:
If you are a new customer, we can begin sharing this information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share and protect your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call your account representative or (877) 660-4400 and ask to speak to a representative.
Who we are
Who is providing this notice? Victory Capital Holdings, Inc., and its family of companies, including companies identified with the Victory Capital name as described in the affiliates section below.
What we do
How does Victory protect my
personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Victory collect my
personal information?
We collect your personal information, for example, when you:
■ Open an account or make deposits or withdrawals from your account.
■ Give us your contact or account information.
■ Direct us to buy or sell securities.
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing? Federal law gives you the right to limit only:
■ Sharing among affiliated companies for everyday business purposes information about your creditworthiness and insurability.
■ Affiliates from using your information to market to you.
■ Sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
What happens when I limit
sharing for an account I hold
jointly with someone else?
Your choices will apply to everyone on your account.
Definitions
Victory family of companies
(affiliates)
Companies owned or controlled by Victory Capital Holdings, Inc. They can be financial and nonfinancial companies in the Victory family of companies.
■ The Victory family of companies includes: companies with a Victory Capital name, including without limitation Victory Capital Services, Inc., Victory
Capital Transfer Agency, Inc., Victory Capital Management Inc. and its
subsidiaries, RS Investments (UK) Limited, RS Investments (Hong Kong)
Limited, and RS Investment Management (Singapore) Pte. Ltd., as well as pooled vehicles managed or administered by Victory Capital Management
Inc., from time to time.

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
53
(Unaudited)
Non-Victory companies
(nonaffiliates)
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
■ We only share with non-Victory companies to service transactions you request or as necessary to provide our services.
■ We do not share with non-Victory companies so they can market their products to you.
Joint Marketing A formal agreement between a Victory company and a non-Victory financial company to market the non-Victory company’s products or services to you.
■ We do not share with any non-Victory financial company for joint marketing.
Other important information
For Nevada Residents : Nevada law requires that we tell you about the option to be placed on our internal do-
not-call list. If you’d rather not receive sales calls from us, please call (877) 660-4400 and ask to speak to a representative so we can place you on our do-not-call list.
You may also contact: Bureau of Consumer Protection Office of the Nevada Attorney General, 555 E. Washington
Ave., Ste. 3900, Las Vegas, NV 89101, call 1-702-486-3132 or Email: BCPINFO@ag.state.nv.us.
For Vermont Residents : In accordance with Vermont law, we will not share information we collect about you with companies who are not affiliates, except as permitted by law, such as with your consent or to service your accounts.
We will not share information about your creditworthiness with our affiliates without your authorization or consent, but we may share information about our transactions or experiences with you with our affiliates as permitted by law.
For California Residents : In accordance with California law, we will not share information we collect about you with nonaffiliates, except as allowed by law. For example, we may share information with your consent or to service your accounts. Among our affiliates, we will limit information sharing to the extent required by California law.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
23409-0424

February 29, 2024
Annual Report
Victory New York Bond Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Shareholder Letter (Unaudited) 2
Manager’s Commentary (Unaudited) 4
Investment Overview (Unaudited) 5
Investment Objective and Portfolio Holdings (Unaudited) 6
Schedule of Portfolio Investments 7
Financial Statements
Statement of Assets and Liabilities
10
Statement of Operations
11
Statements of Changes in Net Assets
12
Financial Highlights
14
Notes to Financial Statements 17
Report of Independent Registered Public Accounting Firm 24
Supplemental Information (Unaudited)
Trustee and Officer Information
25
Proxy Voting and Portfolio Holdings Information
28
Expense Examples
28
Additional Federal Income Tax Information
29
Advisory Contract Approval
30
Liquidity Risk Management Program
33
Privacy Policy
34

2
Victory Funds Letter to Shareholders
(Unaudited)
Dear Shareholder,
The past year provided us with a stark reminder of just how quickly the investing environment and sentiment can shift. Fortunately, this time the change was for the better.
While 2022 was marred by stomach-churning volatility and steep drawdowns in both equities and bonds, it was a different story in our most recent annual reporting period ending February 29, 2024. Despite the ongoing challenges and uncertainties, investors benefited from a rebound in both stock and bond markets.
Looking back, it wasn’t clear sailing the entire year, and there were plenty of twists and turns along the way. An early-year relief rally was a welcome respite for investors, with some of the most beaten down growth-oriented sectors leading the market higher. However, the rebound was threatened in March due to some unusual turmoil within the banking sector, which resulted in the collapse of a few large regional banks. This turmoil sparked fears of a liquidity crunch and a wider banking contagion, and volatility increased while equities retreated. Fortunately, the U.S. Federal Reserve (the “Fed”) took quick action to restore confidence in the banking system. It also helped that the Fed finally paused its long series of aggressive rate hikes as inflation data finally began to cool.
Financial markets resumed their rally in the spring and early summer, but as we moved into the fall, markets reversed yet again.
Investors began wondering if the Fed would be able to remove all the excess liquidity that had been used to support the economy during the pandemic without causing a recession. Ironically, good news on the economy had become bad news on the interest-
rate outlook.
As we moved deeper into the third quarter of 2023, markets struggled with the renewed notion that interest rates would remain
“higher-for-longer,” which seemingly had become the Fed’s new mantra. Yields moved higher (peaking for the year), and equities sold off as many pundits were predicting an imminent recession.
However, as we approached year-end and eased into a new year, yields declined and equities moved sharply higher. Although it wasn’t a straight line by any means, in our view, the past 12 months have been a near-best-case scenario after the tumult of the prior year. The economy proved resilient, corporate earnings continued to meet or exceed expectations, labor markets eased, and key measures of inflation moderated. Financial markets even began pricing in a series of rate cuts for 2024, though whether this comes to fruition will be data-dependent in the months ahead.
In terms of the numbers, the S&P 500
®
Index, the bell-weather proxy for our domestic stock market, delivered an impressive total return of 30.45% for our annual reporting period. Bonds also rebounded from a dreadful prior year. The Bloomberg U.S.
Aggregate Bond Index—a proxy for a diversified fixed income portfolio and one that many investors and institutions follow closely—delivered a total return of 3.33% for the 12-month reporting period.
Although the past year was constructive for investors, it’s important to remember that it was a winding road replete with many challenges. As we have championed before, it’s vital to remain calm in the face of adversity, but it’s equally important to resist unbridled optimism when markets rally strongly. We think the best approach is to stay even keeled and unemotional, and that you should understand your own risk tolerance, maintain a well-diversified portfolio across asset classes and investment types, and make a long-term plan and stick to it. We still believe that’s the best formula for success.

3
On the following pages you will find information relating to your Victory Mutual Fund. If you have any questions, we encourage you to contact our Investment Specialist. Call 800-235-8396, or visit our website at vcm.com.
From all of us here at Victory Capital, thank you for letting us help you work toward your investment goals.
James De Vries
President,
Victory Funds

4
Victory New York Bond Fund
Manager’s Commentary
(Unaudited)
What were the market conditions during the reporting period?
Tax-exempt bonds, as measured by the Bloomberg Municipal Bond Index, generated positive returns overall during the reporting period. The U.S. Federal Reserve (the “Fed”) continued its rate hiking cycle in the reporting period and raised the Fed funds interest rate by an additional 75 basis points (a basis point is 1/100th of a percentage point). The Fed concluded with a target policy rate of 5.25-5.50%, keeping monetary policy restrictive to combat inflation. Higher rates drove higher municipal yields throughout the past twelve months, peaking in October. Throughout the reporting period performance was driven by rate volatility, but ultimately ended the period decidedly positive driven by a strong recovery in late 2023. Overall returns on the Bloomberg
Municipal Bond Index for the reporting period were 5.42%, outperforming the (taxable) Bloomberg U.S. Aggregate Bond Index which returned 3.33%.
At the end of the reporting period, the yield on the Bloomberg Municipal Bond Index was 3.40%, which is a taxable-equivalent yield of 5.75% (in the 40.8% tax bracket), providing what we view as an attractive entry point for investors into the municipal market. After factoring in the benefit of the tax exemption, municipal bonds looked attractive versus the (taxable) Bloomberg U.S.
Aggregate Bond Index which yielded 4.92% at the end of February 2024.
How did the Victory New York Bond Fund (the “Fund”) perform during the reporting period?
The Fund has three share classes: Fund Shares, Institutional Shares, and Class A. For the reporting period ended February 29,
2024, the Fund Shares, Institutional Shares, and Class A had a total return (at net asset value) of 6.36%, 6.22%, and 6.34%, respectively, versus an average return of 6.33% for the funds in the Lipper New York Municipal Debt Funds category. This compares to returns of 6.45% for the Lipper New York Municipal Debt Funds Index, and 5.42% for the Bloomberg Municipal
Bond Index.
What are the conditions in the state of New York?
The State of New York continues to benefit from a sizable and diverse economic base which includes New York City, a center for world trade and culture. New York gross domestic product growth has occurred recently although trailing most other states.
Employment is slowly nearing a return to pre-pandemic highs while lagging the nation as a whole. Longer-term uncertainty is noted as hybrid work from home schedules could cause an economic challenge for commercial real estate demand, especially in
New York City. Population for New York has declined but remains substantial at approximately 19.6 million.
New York has a history of maintaining consistent financial performance in large part due to an institutionalized multi-year budgeting process which includes quarterly adjustments. Financial strength is further supported by a robust cash balance that mitigates uncertainty related to potential funding needs for migrant assistance and the Metropolitan Transportation Authority, which has encountered operating difficulties since the pandemic.
General obligation bonds continue to be rated a strong Aa1 (stable) by Moody’s, AA+ (stable) by Standard & Poor’s, and AA+
(stable) by Fitch.
What strategies did you employ during the reporting period?
In keeping with our investment approach, we continued to focus on income generation. The Fund’s long-term income distribution, not its price appreciation, accounts for most of its total return.
Our commitment to independent credit research continued to help us identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive both to recognize relative value and to avoid potential pitfalls, which is especially important in volatile times like the present.
As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.
The Fund continues to hold a diversified portfolio of longer-term, primarily investment-grade municipal bonds. To limit exposure to an unexpected event, the Fund is diversified by sector, issuer, and geography.
Thank you for allowing us to assist you with your investment needs.

5
Victory New York Bond Fund
Investment Overview
(Unaudited)
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
The maximum offering price figures reflect a maximum sales charge of 2.25% for Class A. Net Asset Value does not reflect sales charges.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
Victory New York Bond Fund — Growth of $10,000
1
The unmanaged Bloomberg Municipal Bond Index is considered to be generally representative of investment-grade-municipal issues having remaining maturities greater than 1 year and a national scope. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and is not possible to invest directly in an index.
2
The unmanaged Lipper New York Municipal Debt Funds Index measures the Fund's performance to that of the Lipper New York Municipal Debt Funds category. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended February 29, 2024
Fund
Shares
Institutional
Shares
Class A
INCEPTION DATE 10/10/90 6/29/20 8/1/10
Net Asset
Value
Net Asset
Value
Net Asset
Value
Maximum
Offering
Price
Bloomberg
Municipal Bond
Index
1
Lipper New York
Municipal Debt
Funds Index
2
One Year 6.36% 6.22% 6.34% 3.97% 5.42% 6.45%
Five Year 1.57% N/A 1.40% 0.94% 1.91% 1.69%
Ten Year 2.36% N/A 2.16% 1.93% 2.68% 2.71%
Since Inception N/A 0.45% N/A N/A N/A N/A

6
Victory Portfolios III
Victory New York Bond Fund
February 29, 2024
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund provides New York investors with a high level of current interest income that is exempt from federal income tax and
New York State and New York City personal income taxes.
Top Industries*:
February 29, 2024
(% of Net Assets)
Does not include futures contracts and money market instruments.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Medical
16.8%
Higher Education
16.6%
Education
12.7%
General
12.5%
Transportation
10.0%
Nursing Homes
5.2%
Development
4.8%
General Obligation
3.8%
Housing
3.7%
Multifamily Housing
2.9%

Schedule of Portfolio Investments
February 29, 2024
Victory Portfolios III
Victory New York Bond Fund
7
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Municipal Bonds (98.9%)
New York (94.6%):
Albany Capital Resource Corp. Revenue, 5.00%, 6/1/49, Continuously Callable @100 ..... $ 1,500 $ 1,202
Albany County Airport Authority Revenue, Series A, 5.00%, 12/15/48, Continuously Callable
@100 ........................................................... 1,000 1,055
Allegany County Capital Resource Corp. Revenue, Series A, 5.00%, 12/1/52, Continuously
Callable @100 ..................................................... 1,000 931
Brookhaven Local Development Corp. Revenue
5.25%, 11/1/36, Continuously Callable @100 ............................... 1,500 1,528
4.00%, 10/1/45, Continuously Callable @100 ............................... 1,000 967
Series B, 4.00%, 11/1/55, Continuously Callable @102 ........................ 1,000 777
Broome County Local Development Corp. Revenue, 4.00%, 7/1/47, Continuously Callable
@103 ........................................................... 500 346
Buffalo & Erie County Industrial Land Development Corp. Revenue
5.00%, 7/1/40, Continuously Callable @100 ............................... 2,000 1,734
5.00%, 8/1/52, Continuously Callable @100 ............................... 1,000 872
Series A, 5.00%, 6/1/35, Continuously Callable @103 ......................... 1,000 1,032
Build NYC Resource Corp. Revenue
5.00%, 6/1/40, Continuously Callable @100 ............................... 700 709
5.00%, 7/1/41, Continuously Callable @100 ............................... 500 502
4.00%, 8/1/42, Continuously Callable @100 ............................... 1,000 927
5.00%, 7/1/45, Continuously Callable @100 ............................... 2,000 2,009
5.00%, 11/1/47 ..................................................... 2,000 2,232
5.00%, 6/1/48, Continuously Callable @102 ............................... 2,000 1,989
4.00%, 7/1/49, Continuously Callable @100 ............................... 500 474
5.75%, 6/1/52, Continuously Callable @100(a) ............................. 750 773
4.75%, 6/15/53, Continuously Callable @100 ............................... 500 470
5.75%, 6/1/62, Continuously Callable @100(a) ............................. 250 255
Series A, 5.00%, 7/1/56, Continuously Callable @100 ......................... 500 493
Bushnell's Basin Fire Association, Inc. Revenue, 3.00%, 11/1/30 ..................... 1,970 1,748
City of Elmira, GO, 5.00%, 7/1/35, Continuously Callable @100 ..................... 1,575 1,730
City of Long Beach, GO (INS - Build America Mutual Assurance Co.), Series B, 4.63%,
7/15/52, Continuously Callable @100 .................................... 2,000 2,071
City of New York, GO
Series B-1, 5.25%, 10/1/47, Continuously Callable @100 ...................... 500 552
Series B-3, 3.50%, 10/1/46, Continuously Callable @100(b) .................... 545 545
Dutchess County Local Development Corp. Revenue
5.00%, 7/1/46, Continuously Callable @100 ............................... 600 600
Series A, 5.00%, 7/1/45, Continuously Callable @100 ......................... 2,000 2,027
Series B, 4.00%, 7/1/41, Continuously Callable @100 ......................... 2,000 1,883
Series B, 4.00%, 7/1/49, Continuously Callable @100 ......................... 1,750 1,572
Hempstead Town Local Development Corp. Revenue, 5.00%, 7/1/48, Continuously Callable
@100 ........................................................... 300 299
Hudson Yards Infrastructure Corp. Revenue, Series A, 4.00%, 2/15/44, Continuously Callable
@100 ........................................................... 2,000 1,997
Jefferson County Civic Facility Development Corp. Revenue, 4.00%, 11/1/47, Continuously
Callable @100 ..................................................... 1,000 674
Metropolitan Transportation Authority Revenue
Series A1, 5.25%, 11/15/56, Continuously Callable @100 ...................... 1,000 1,022
Series B, 4.00%, 11/15/50, Continuously Callable @100 ....................... 1,000 938
Series D-1, 5.00%, 11/15/34, Continuously Callable @100 ..................... 3,000 3,103
Series D-3, 4.00%, 11/15/49, Continuously Callable @100 ..................... 2,000 1,888
Monroe County Industrial Development Corp. Revenue
5.00%, 12/1/46, Continuously Callable @100 ............................... 1,500 1,514
4.00%, 12/1/46, Continuously Callable @100 ............................... 2,000 1,793
4.00%, 10/1/47, Continuously Callable @100 ............................... 1,000 844
5.00%, 6/1/59, Continuously Callable @100(a) ............................. 1,000 979
Series A, 5.00%, 12/1/42, Continuously Callable @100 ........................ 2,000 2,001
Monroe County Industrial Development Corp. Revenue (INS - Assured Guaranty Municipal
Corp.), 5.00%, 1/15/38, Continuously Callable @100 ......................... 500 500
Nassau County Local Economic Assistance Corp. Revenue, Series A, 5.00%, 7/1/55,
Continuously Callable @100 ........................................... 1,000 1,003

Victory Portfolios III
Victory New York Bond Fund
8
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
New York City Housing Development Corp. Revenue, 4.20%, 11/1/58, Continuously Callable
@100 ........................................................... $ 2,990 $ 2,712
New York City Industrial Development Agency Revenue (INS - Assured Guaranty Municipal
Corp.), 2.25%, 10/1/29 ............................................... 825 787
New York City Municipal Water Finance Authority Revenue, Series DD, 3.50%, 6/15/33,
Continuously Callable @100(b) ........................................ 1,000 1,000
New York City Transitional Finance Authority Building Aid Revenue, Series S-1, 4.00%,
7/15/45, Continuously Callable @100 .................................... 2,000 2,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Series D-1,
5.00%, 11/1/46, Continuously Callable @100 ............................... 2,000 2,184
New York Convention Center Development Corp. Revenue
5.00%, 11/15/45, Continuously Callable @100 .............................. 500 509
Series B, 11/15/37(c) ................................................ 1,000 554
New York Convention Center Development Corp. Revenue (INS - Assured Guaranty
Municipal Corp.), Series B, 11/15/48(c) ................................... 2,000 594
New York Liberty Development Corp. Revenue
5.25%, 10/1/35 .................................................... 2,500 2,973
2.80%, 9/15/69, Continuously Callable @100 ............................... 1,500 1,362
Series 1, 5.00%, 11/15/44, Continuously Callable @100(a) ..................... 1,000 1,000
New York Power Authority Revenue, Series A, 5.00%, 11/15/53, Continuously Callable @100 250 274
New York State Dormitory Authority Revenue
5.00%, 12/1/37, Continuously Callable @100(a) ............................. 1,300 1,163
6.00%, 7/1/40, Continuously Callable @100(a) ............................. 2,800 2,533
5.75%, 7/1/43, Continuously Callable @100 ............................... 1,000 1,001
5.00%, 7/1/48, Pre-refunded  7/1/28 @ 100 ................................ 430 474
5.00%, 7/1/48, Continuously Callable @100 ............................... 570 595
5.00%, 7/1/51, Continuously Callable @100 ............................... 725 669
5.00%, 7/1/57, Continuously Callable @100 ............................... 1,000 975
Series 1, 4.00%, 7/1/47, Continuously Callable @100 ......................... 1,000 991
Series A, 5.00%, 5/1/38, Continuously Callable @100 ......................... 500 500
Series A, 4.00%, 8/1/38, Continuously Callable @100 ......................... 2,000 1,884
Series A, 5.00%, 5/1/43, Continuously Callable @100 ......................... 1,000 1,011
Series A, 4.00%, 7/1/43, Continuously Callable @100 ......................... 2,000 1,939
Series A, 4.00%, 7/1/45, Continuously Callable @100 ......................... 2,250 2,235
Series A, 4.00%, 3/15/49, Continuously Callable @100 ........................ 1,500 1,466
Series A, 4.00%, 3/15/49, Continuously Callable @100 ........................ 750 733
Series A, 4.00%, 9/1/50, Continuously Callable @100 ......................... 500 440
Series A, 5.00%, 7/1/53, Continuously Callable @100 ......................... 1,000 1,078
Series A-1, 3.50%, 7/1/44, Continuously Callable @100 ....................... 1,000 812
Series A-1, 4.00%, 7/1/45, Continuously Callable @100 ....................... 3,000 3,001
New York State Dormitory Authority Revenue (INS - AMBAC Assurance Corp.)
Series 1, 5.50%, 7/1/40 ............................................... 2,000 2,469
Series A, 5.50%, 5/15/30 ............................................. 3,275 3,817
New York State Housing Finance Agency Revenue, Series C-1, 4.75%, 11/1/53, Continuously
Callable @100 ..................................................... 1,100 1,109
New York State Housing Finance Agency Revenue  (LIQ - Deutsche Bank A.G.), Series DBE-
8105, 3.68%, 8/1/50, Continuously Callable @100(a)(b) ....................... 100 100
New York State Thruway Authority Revenue
Series A, 4.00%, 1/1/56, Continuously Callable @100 ......................... 1,000 920
Series B, 4.00%, 1/1/50, Continuously Callable @100 ......................... 1,000 935
Series P, 5.25%, 1/1/54, Continuously Callable @100 ......................... 500 550
Oneida County Local Development Corp. Revenue, 4.00%, 7/1/39, Continuously Callable
@100 ........................................................... 750 703
Onondaga Civic Development Corp. Revenue
5.00%, 10/1/40, Continuously Callable @100 ............................... 1,000 831
5.00%, 1/1/43, Continuously Callable @100 ............................... 1,090 1,101
Onondaga County Trust for Cultural Resources Revenue, 5.00%, 5/1/40, Continuously Callable
@100 ........................................................... 800 828
Southold Local Development Corp. Revenue, 5.00%, 12/1/45, Continuously Callable @100 . 1,000 947
St. Lawrence County Industrial Development Agency Revenue
5.00%, 9/1/47, Continuously Callable @100 ............................... 1,770 1,791
5.25%, 7/1/52, Continuously Callable @100 ............................... 1,000 1,082
Series A, 4.00%, 7/1/43, Continuously Callable @100 ......................... 500 501

Victory Portfolios III
Victory New York Bond Fund
9
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
State of New York Mortgage Agency Homeowner Mortgage Revenue, Series 211, 3.80%,
10/1/48, Continuously Callable @100 .................................... $ 1,275 $ 1,185
Suffolk County Economic Development Corp. Revenue, Series C, 5.00%, 7/1/33, Continuously
Callable @100 ..................................................... 250 251
The Genesee County Funding Corp. Revenue, Series A, 5.25%, 12/1/52, Continuously Callable
@100 ........................................................... 750 778
The New York City Trust for Cultural Resources Revenue, Series A, 4.00%, 7/1/46,
Continuously Callable @100 ........................................... 1,000 949
Tompkins County Development Corp. Revenue, 5.00%, 7/1/44, Continuously Callable @100 1,375 1,353
Triborough Bridge & Tunnel Authority Revenue
Series A, 4.00%, 11/15/52, Continuously Callable @100 ....................... 3,000 2,910
Series B, 11/15/32(c) ................................................ 1,000 736
TSASC, Inc. Revenue, Series A, 5.00%, 6/1/41, Continuously Callable @100 ............ 1,000 1,008
Westchester County Healthcare Corp. Revenue, Series B, 6.00%, 11/1/30, Continuously
Callable @100 ..................................................... 120 120
Westchester County Local Development Corp. Revenue
5.00%, 7/1/42, Continuously Callable @104 ............................... 815 833
5.00%, 11/1/46, Continuously Callable @100 ............................... 1,000 971
5.00%, 6/1/47, Continuously Callable @100 ............................... 1,000 951
Series S, 5.00%, 1/1/51, Continuously Callable @103 ......................... 1,000 948
Westchester Tobacco Asset Securitization Corp. Revenue, Series B, 5.00%, 6/1/41,
Continuously Callable @100 ........................................... 500 504
123,190
Guam (4.3%):
Guam Government Waterworks Authority Revenue
Series A, 5.00%, 7/1/29, Continuously Callable @100 ......................... 1,000 1,005
Series A, 5.00%, 7/1/35, Continuously Callable @100 ......................... 500 502
Guam Power Authority Revenue
Series A, 5.00%, 10/1/37, Continuously Callable @100 ........................ 1,165 1,203
Series A, 5.00%, 10/1/41, Continuously Callable @100 ........................ 1,250 1,310
Territory of Guam Revenue
Series A, 5.00%, 12/1/46, Continuously Callable @100 ........................ 500 498
Series D, 5.00%, 11/15/39, Continuously Callable @100 ....................... 1,000 1,004
5,522
Total Municipal Bonds (Cost $134,372)
a
a
a
128,712
Total Investments (Cost $134,372) — 98.9% 128,712
Other assets in excess of liabilities — 1.1% 1,464
NET ASSETS - 100.00% $ 130,176
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of February 29, 2024, the fair value of these securities was
$6,803 (thousands) and amounted to 5.2% of net assets.
(b) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(c) Zero-coupon bond.
AMBAC
—
American Municipal Bond Assurance Corporation
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ—Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.

Statement of Assets and Liabilities
February 29, 2024
10
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
Victory New York
Bond Fund
Assets:
Investments, at value (Cost $134,372) $ 128,712
Cash 226
Receivables:
Interest 1,446
Capital shares issued — (a)
From Adviser 13
Prepaid expenses — (a)
Total Assets 130,397
Liabilities:
Payables:
Distributions 72
Capital shares redeemed 49
Accrued expenses and other payables:
Investment advisory fees 43
Administration fees 15
Custodian fees — (a)
Transfer agent fees 7
Compliance fees — (a)
Trustees' fees — (a)
12b-1 fees — (a)
Other accrued expenses 35
Total Liabilities 221
Commitments and contingencies (Note 4 )
Net Assets:
Capital 142,043
Total accumulated earnings/(loss) (11,867)
Net Assets $ 130,176
Net Assets
Fund Shares $ 121,382
Institutional Shares 8,682
Class A 112
Total $ 130,176
Shares (unlimited number of shares authorized with no par value):
Fund Shares 11,190
Institutional Shares 802
Class A 10
Total 12,002
Net asset value, offering and redemption price per share:(b)
Fund Shares $ 10 .85
Institutional Shares 10 .82
Class A 10 .82
Maximum Sales Charge — Class A 2 .25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 11 .07
(a) Rounds to less than $1 thousand.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Year Ended February 29, 2024
11
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory New York
Bond Fund
Investment Income:
Interest $ 5,885
Total Income 5,885
Expenses:
Investment advisory fees 552
Administration fees — Fund Shares 193
Administration fees — Institutional Shares 12
Administration fees — Class A 1
Sub-Administration fees 25
12b-1 fees — Class A 1
Custodian fees 7
Transfer agent fees — Fund Shares 49
Transfer agent fees — Institutional Shares 13
Transfer agent fees — Class A — (a)
Trustees' fees 46
Compliance fees 1
Legal and audit fees 56
State registration and filing fees 1
Interfund lending fees 1
Other expenses 27
Total Expenses 985
Less fees paid indirectly (7)
Expenses waived/reimbursed by Adviser (89)
Net Expenses 889
Net Investment Income (Loss) 4,996
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities (413)
Net change in unrealized appreciation/depreciation on investment securities 4,372
Net realized/unrealized gains (losses) on investments 3,959
Change in net assets resulting from operations $ 8,955
(a) Rounds to less than $1 thousand.

12
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory New York Bond Fund
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 4,996 $ 5,043 $ 5,688
Net realized gains (losses) (413) (2,411) (316)
Net change in unrealized appreciation/depreciation 4,372 (11,285) (12,062)
Change in net assets resulting from operations 8,955 (8,653) (6,690)
Distributions to Shareholders:
Fund Shares (4,553) (4,360) (5,434)
Institutional Shares (429) (648) (228)
Class A (14) (34) (48)
Change in net assets resulting from distributions to shareholders (4,996) (5,042) (5,710)
Change in net assets resulting from capital transactions (34,284) (19,260) (10,562)
Change in net assets (30,325) (32,955) (22,962)
Net Assets:
Beginning of period 160,501 193,456 216,418
End of period $ 130,176 $ 160,501 $ 193,456
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28.

13
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory New York Bond Fund
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 8,468 $ 8,630 $ 12,790
Distributions reinvested 3,665 3,554 4,576
Cost of shares redeemed (33,199) (31,474) (43,318)
Total Fund Shares $ (21,066) $ (19,290) $ (25,952)
Institutional Shares
Proceeds from shares issued $ 5,724 $ 8,388 $ 20,383
Distributions reinvested 353 644 227
Cost of shares redeemed (18,322) (8,459) (601)
Total Institutional Shares $ (12,245) $ 573 $ 20,009
Class A
Proceeds from shares issued $ 1 $ 55 $ 543
Distributions reinvested 12 31 45
Cost of shares redeemed (986) (629) (5,207)
Total Class A $ (973) $ (543) $ (4,619)
Change in net assets resulting from capital transactions $ (34,284) $ (19,260) $ (10,562)
Share Transactions:
Fund Shares
Issued 802 802 1,044
Reinvested 346 334 377
Redeemed (3,115) (2,930) (3,573)
Total Fund Shares (1,967) (1,794) (2,152)
Institutional Shares
Issued 549 778 1,667
Reinvested 33 61 19
Redeemed (1,707) (793) (49)
Total Institutional Shares (1,125) 46 1,637
Class A
Issued — (b) 5 44
Reinvested 1 3 4
Redeemed (92) (57) (426)
Total Class A (91) (49) (378)
Change in Shares (3,183) (1,797) (893)
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28.
(b) Rounds to less than 1 thousand shares.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
14
See notes to financial statements.
Victory New York Bond Fund
Fund Shares
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Year
Ended
March 31,
2020
Year
Ended
March 31,
2019
Net Asset Value, Beginning of Period $10.57 $11.39 $12.11 $11.80 $11.87 $11.76
Investment Activities:
Net investment income (loss) 0.38(b) 0.32(b) 0.32(b) 0.34(b) 0.38(b) 0.40
Net realized and unrealized gains (losses) 0.28 (0.82) (0.72) 0.31 (0.07) 0.11
Total from Investment Activities 0.66 (0.50) (0.40) 0.65 0.31 0.51
Distributions to Shareholders from:
Net investment income (0.38) (0.32) (0.32) (0.34) (0.38) (0.40)
Total Distributions (0.38) (0.32) (0.32) (0.34) (0.38) (0.40)
Net Asset Value, End of Period $10.85 $10.57 $11.39 $12.11 $11.80 $11.87
Total Return(c)(d) 6.36% (4.38)% (3.40)% 5.61% 2.60% 4.41%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.63%(i) 0.67% 0.64% 0.66% 0.61% 0.60%
Net Investment Income (Loss)(e) 3.55% 3.25% 2.65% 2.87% 3.17% 3.39%
Gross Expenses(e)(h) 0.70%(i) 0.71% 0.64% 0.66% 0.61% 0.60%
Supplemental Data:
Net Assets at end of period (000's) $121,382 $139,084 $170,335 $207,085 $218,096 $226,973
Portfolio Turnover(c)(j) 4% 15% 10% 19% 18% 15%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

15
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory New York Bond Fund
Institutional Shares
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
June 29,
2020(b)
through
March 31,
2021
Net Asset Value, Beginning of Period $10.56 $11.38 $12.10 $11.94
Investment Activities:
Net investment income (loss)(c) 0.38 0.32 0.33 0.26
Net realized and unrealized gains (losses) 0.26 (0.82) (0.72) 0.16
Total from Investment Activities 0.64 (0.50) (0.39) 0.42
Distributions to Shareholders from:
Net investment income (0.38) (0.32) (0.33) (0.26)
Total Distributions (0.38) (0.32) (0.33) (0.26)
Net Asset Value, End of Period $10.82 $10.56 $11.38 $12.10
Total Return(d)(e) 6.22% (4.34)% (3.39)% 3.55%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h)(i) 0.60%(j) 0.61% 0.61% 0.61%
Net Investment Income (Loss)(f) 3.56% 3.31% 2.72% 2.86%
Gross Expenses(f)(i) 0.71%(j) 0.70% 0.65% 0.77%
Supplemental Data:
Net Assets at end of period (000's) $8,682 $20,352 $21,414 $2,958
Portfolio Turnover(d)(k) 4% 15% 10% 19%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning June 29, 2020, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.
(h) The amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(i) Does not include acquired fund fees and expenses, if any.
(j) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(k) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
16
See notes to financial statements.
Victory New York Bond Fund
Class A
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Year
Ended
March 31,
2020
Year
Ended
March 31,
2019
Net Asset Value, Beginning of Period $10.55 $11.37 $12.08 $11.77 $11.84 $11.73
Investment Activities:
Net investment income (loss) 0.36(b) 0.30(b) 0.30(b) 0.32(b) 0.35(b) 0.37
Net realized and unrealized gains (losses) 0.29 (0.82) (0.72) 0.31 (0.07) 0.11
Total from Investment Activities 0.65 (0.52) (0.42) 0.63 0.28 0.48
Distributions to Shareholders from:
Net investment income (0.38) (0.30) (0.29) (0.32) (0.35) (0.37)
Total Distributions (0.38) (0.30) (0.29) (0.32) (0.35) (0.37)
Net Asset Value, End of Period $10.82 $10.55 $11.37 $12.08 $11.77 $11.84
Total Return (excludes sales charge)(c)(d) 6.34% (4.56)% (3.56)% 5.38% 2.36% 4.16%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.75%(i) 0.86% 0.85% 0.89% 0.85% 0.85%
Net Investment Income (Loss)(e) 3.39% 3.06% 2.46% 2.65% 2.93% 3.15%
Gross Expenses(e)(h) 0.90%(i) 0.99% 0.92% 0.96% 0.85% 0.85%
Supplemental Data:
Net Assets at end of period (000's) $112 $1,065 $1,707 $6,375 $6,468 $6,295
Portfolio Turnover(c)(j) 4% 15% 10% 19% 18% 15%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
February 29, 2024
Victory Portfolios III
17
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following Fund (the "Fund"):
The Fund is classified as diversified under the 1940 Act. Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the
“Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the "Board"),  has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s net asset value to be more reliable than it otherwise would be.
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory New York Bond Fund New York Bond Fund Fund Shares, Institutional Shares,
and Class A

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
18
A summary of the valuations as of February 29, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of February 29, 2024, there were no significant transfers into/out of Level 3.
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Interest income is recorded daily on the accrual basis. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28 or February 29 for leap years.
For the year ended February 29, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended February 29, 2024, were as follows (amounts in thousands):
Level 1 Level 2 Level 3 Total
New York Bond Fund
Municipal Bonds .............................................. $ — $ 128,712 $ — $ 128,712
Total ....................................................... $ — $ 128,712 $ — $ 128,712
Excluding U.S. Government
Securities
Purchases Sales
New York Bond Fund ....................................................................... $ 5,172 $ 31,721

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
19
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”).
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the first $50 million of the Fund's average daily net assets, 0.40%
of that portion of the Fund's average daily net assets over $50 million but not over $100 million, and 0.30% of that portion of the Fund's average daily net assets over $100 million. Amounts incurred and paid to VCM for the year ended February 29, 2024, are reflected on the Statement of
Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper New York Municipal Debt Funds Index. The Lipper New York Municipal Debt Funds Index tracks the total return performance of the largest funds within the Lipper New York Municipal Debt Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
(
a
)
Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.
Each class’ annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper New York Municipal Debt Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the year ended February 29, 2024, performance adjustments were:
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the year ended February
29, 2024, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, and 0.15%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, and Class A, respectively. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as Sub-Administration
fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 20 to 50  +/- 4
+/- 51 to 100  +/- 5
+/- 101 and greater  +/- 6
New York Bond Fund Fund Shares
Institutional
Shares Class A
in thousands $ (20) $ (1) $ (1)
as annual % rate (0.02)% (0.01)% (0.15)%

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
20
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares and Class A are paid monthly based on a fee accrued daily at an annualized rate of 0.10% and 0.10%, respectively, of average daily net assets, plus out-of-pocket expenses.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to the Distributor for the year ended February 29, 2024, are reflected on the Statement of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the year ended February 29, 2024, the
Distributor did not receive any commissions.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the year ended
February 29, 2024, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2024. Under the terms of the agreement, the
Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the
Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits.
As of February 29, 2024, the expense limits (excluding voluntary waivers) were:
Under the terms of the expense limitation agreement,  as amended June 22, 2023, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at February 29, 2024.
As of February 29, 2024, the following amounts are available to be repaid to the Adviser (amounts in thousands):
* Amount expired March 31, 2024.
** Amount expires by March 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended February 29, 2024.
In effect until June 30, 2024
Fund Shares Institutional Shares Class A
New York Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.65% 0.61% 0.90%
Expires
2024*
Expires
2025**
Expires
2026
Expires
2027 Total
New York Bond Fund ...................................... $ 1 $ 5 $ 67 $ 89 $ 162

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
21
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
State-Specific Risk — Because the Fund invests primarily in New York tax-exempt securities, the Fund is more susceptible to adverse economic, political, and regulatory changes affecting tax-exempt securities issuers in New York to pay interest or repay principal, which may impact the
Fund’s performance. The Fund is more vulnerable to unfavorable developments in New York than are funds that invest in municipal securities of many states. While New York State’s economy is broad, it does have concentrations in the financial services industry and may be sensitive to economic problems affecting that industry. Certain issuers of New York municipal bonds have experienced serious financial difficulties in the past, and reoccurrence of these difficulties may impair the ability of certain New York issuers to pay principal or interest on their obligations.
The financial health of New York City affects that of New York State; and when New York City experiences financial difficulty, it may have an adverse affect on New York municipal bonds held by the Fund. The growth rate of New York State has at times been somewhat slower than the nation overall. The economic and financial condition of New York State also may be affected by various financial, social, economic, and political factors. In addition, the economic affects regarding COVID-19 and elevated global inflation may exacerbate some or all of these risks.
Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities, include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer’s ability to timely meet its debt obligations as they come due.
Credit Risk — The fixed-income securities in the Fund’s portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-
income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.
Interest Rate Risk — The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for tax-exempt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates.
To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can increase the security’s sensitivity to interest rate changes.
Decisions by the U.S. Federal Reserve (also known as the “Fed”)  regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.
Call Risk — During a period of declining interest rates, many municipal bonds may be “called,” or redeemed, by the issuer before the stated
maturity. An issuer might call, or refinance, a higher-yielding bond for the same reason that a homeowner would refinance a home mortgage.
When bonds are called, the Fund is affected in several ways. Most likely, the Fund will reinvest the bond-call proceeds in bonds with lower interest rates. The Fund’s income may drop as a result. The Fund also may realize a taxable capital gain (or loss).
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended February 29, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 26, 2024, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the year ended February 29, 2024.

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
22
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Fund during the year ended February 29, 2024, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the year ended February 29, 2024.
7. Federal Income Tax Information:
Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month.  Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of February 29, 2024, on the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were as follows (amounts in thousands):
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
*Effective February 28, 2023, the Fund's fiscal year end changed from March 31 to February 28.
Borrower or
Lender
Amount
Outstanding at
February 29, 2024
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
New York Bond Fund ............................. Borrower $ — $ 3,595 5.61% $ 3,595
Total
Accumulated
Earnings/
(Loss) Capital
New York Bond Fund ........................................................................ $ 2 $ (2)
Year Ended February 29, 2024
Tax-Exempt
Income
Total
Distributions
Paid
New York Bond Fund ..................................................................... $ 4,996 $ 4,996
11 Months Ended February 28, 2023*
Tax-Exempt
Income
Total
Distributions
Paid
New York Bond Fund ..................................................................... $ 5,042 $ 5,042

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
23
As of February 29, 2024, the components of accumulated earnings/(loss) on a tax basis were as follows (amounts in thousands):
As of February 29, 2024, the Fund had net capital loss carryforwards as shown in the table below (amounts in thousands). It is unlikely that the
Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
As of February 29, 2024, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
8. New Regulatory Pronouncement:
In October 2022, the SEC adopted the Tailored Shareholder Reports Rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
Year Ended March 31, 2022
Tax-Exempt
Income
Total
Distributions
Paid
New York Bond Fund ..................................................................... $ 5,710 $ 5,710
Undistributed
Tax-Exempt
Income
Distributions
Payable
Accumulated
Earnings
(Loss)
Accumulated
Capital and
Other Losses
Unrealized
Appreciation
(Depreciation)
Total
Accumulated
Earnings
(Loss)
New York Bond Fund ............ $ 415 $ (360) $ 55 $ (6,262) $ (5,660) $ (11,867)
Short-Term
Amount
Long-Term
Amount Total
New York Bond Fund ................................................... $ (2,493) $ (3,769) $ (6,262)
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
New York Bond Fund ................................. $ 134,372 $ 1,540 $ (7,200) $ (5,660)

24
Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Victory New York Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Victory New York Bond Fund (the “Fund”) (one of the funds constituting
Victory Portfolios III (the “Trust”)), including the schedule of portfolio investments, as of February 29, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended and the period from April 1, 2022 through
February 28, 2023 and the year ended March 31, 2022, the financial highlights for the year then ended and the period from April 1, 2022 through
February 28, 2023 and each of the four years in the period ended March 31, 2022, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Victory Portfolios III) at February 29, 2024, the results of its operations for the year then ended, the changes in its net assets for the year then ended and the period from April 1, 2022 through February 28, 2023 and the year ended March 31, 2022, and its financial highlights for the year then ended and the period from April 1, 2022 through February 28, 2023 and each of the four years in the period ended March 31,
2022, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 29, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Victory Capital investment companies since 1995.
San Antonio, Texas
April 26, 2024

Supplemental Information
February 29, 2024
Victory Portfolios III
25
(Unaudited)
Trustee and Officer Information
Board of Trustees:
Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the
State of Delaware. There are currently seven Trustees, six of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (“Independent Trustees”) and one of whom is an “interested person” of the Trust within the meaning of that term under the
1940 Act (“Interested Trustee”). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.
The following tables list the Trustees, their date of birth, position with the Trust, commencement of service, principal occupations during the past five years, and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange
Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 45 portfolios in the Trust. Each Trustee’s address is c/o Fund
Administration, 15935 La Cantera Pkwy, San Antonio, TX 78256.
Name and Date of
Birth
Position Held with the
Trust
Date Commenced
Service
Principal Occupation During Past
5 Years
Other Directorships Held During Past
5 Years
Independent Trustees
Jefferson C. Boyce
(September 1957)
Independent
Chair
Trustee since
September 2013,
Independent Chair
since January 2021
Retired. Westhab, Inc., New York Theological
Seminary, American Filtration Corp.
Dawn M. Hawley
(February 1954)
Trustee April 2014 Retired. None.
Daniel S. McNamara
(June 1966)
Trustee January 2012 Trustee, President, and Vice
Chairman of USAA ETF Trust (6/17-
6/19); President of Financial Advice
& Solutions Group (FASG), USAA
(2/13-3/21); Director of USAA Asset
Management Company (AMCO),
(8/11-6/19); Chairman of Board of
AMCO (4/13-6/19); Director of
USAA Investment Services Company
(ISCO) (formerly USAA Investment
Management Company) (9/09-3/21);
Chairman of Board of ISCO (4/13-
12/20); President and Director of
USAA Shareholder Account Services
(SAS) (10/09-6/19); Chairman of
Board of SAS (4/13-6/19); Senior
Vice President of USAA Financial
Planning Services Insurance Agency,
Inc. (FPS) (4/11-3/21); Director and
Vice Chairman of FPS (12/13-3/21);
President and Director of USAA
Investment Corporation (ICORP)
(3/10-3/21); Chairman of Board of
ICORP (12/13-3/21); Director of
USAA Financial Advisors, Inc. (FAI)
(12/13-3/21); Chairman of Board of
FAI (3/15-3/21).
None.
Richard Y.
Newton, III
(January 1956)
Trustee March 2017 Director, Elta North America (1/18-
8/19), which is a global leader in the
design, manufacture, and support
of innovative electronic systems in
the ground, maritime, airborne, and
security domains for the nation’s
warfighters, security personnel, and
first responders; Managing Partner,
Pioneer Partnership Development
Group (12/15-present).
Terran Orbital Corp., American Made
Filtration Corp.

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
26
(Unaudited)
* Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.
The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.
Barbara B. Ostdiek,
Ph.D. (March 1964)
Trustee January 2008 Senior Associate Dean of Degree
programs at Jesse H. Jones Graduate
School of Business at Rice University
(7/13-present); Associate Professor
of Finance at Jesse H. Jones Graduate
School of Business at Rice University
(7/01-7/21); Professor of Finance
at Jesse H. Jones Graduate School
of Business at Rice University
(7/21-present).
None.
John C. Walters
(February 1962)
Trustee July 2019 Retired. Guardian Variable Products Trust
(16 series)
Interested Trustee
David C. Brown*
(May 1972)
Trustee July 2019 Chief Executive Officer and
Chairman (since 2013), the Adviser;
Chief Executive Officer and
Chairman (since 2013), Victory
Capital Holdings, Inc.; Director
(since 2013), Victory Capital
Services, Inc.; Director (since 2019),
Victory Capital Transfer Agency, Inc.
Trustee, Victory Portfolios; Board
Member, Victory Capital Services, Inc.

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
27
(Unaudited)
Officers:
The officers of the Trust are elected by the Board to actively supervise the Trust’s day-to-day operations. The officers of the Trust, their date of birth, the length of time served, and their principal occupations during the past five years are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the
Trust is 15935 La Cantera Parkway, San Antonio, Texas 78256. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.
Name and Date of Birth Position with the Trust
Date Commenced
Service Principal Occupation During Past 5 Years
James K. De Vries
(April 1969)
President March 2018 Head of Fund Administration, the Adviser (5/1/23-present); Vice
President, Victory Capital Transfer Agency, Inc. (4/20/23-present);
Executive Director, the Adviser (7/1/19-4/30/23); Executive
Director, Investment and Financial Administration, USAA (2012-
6/30/19); Treasurer, USAA Mutual Funds Trust (2018-4/30/23).
Mr. De Vries also serves as the Principal Executive Officer for the Funds, Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.
Scott A. Stahorsky
(July 1969)
Vice President July 2019 Director, Third-Party Dealer Services & Reg Administration, Fund
Administration, the Adviser (5/1/23-present); Vice President,
Victory Capital Transfer Agency, Inc. (4/20/23-present); Manager,
Fund Administration, the Adviser (2015-4/30/23). Mr. Stahorsky
also serves as Vice President of Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Thomas Dusenberry
(July 1977)
Secretary June 2022 Director, Fund Administration, the Adviser (5/1/23-present);
Manager, Fund Administration, the Adviser (2022-4/30/23);
Treasurer and Principal Financial Officer (2020-2022), Assistant
Treasurer (2019), Salient MF Trust, Salient Midstream, MLP
Fund, and Forward Funds; Principal Financial Officer (2018-
2021) and Treasurer (2020-2021), Salient Private Access Funds
and Endowment PMF Funds; Senior Vice President of Fund
Accounting and Operations, Salient Partners (2020-2022); Director
of Fund Operations, Salient Partners (2016-2019). Mr. Dusenberry
also serves as Secretary of Victory Portfolios, Victory Portfolios II
and Victory Variable Insurance Funds.
Allan Shaer
(March 1965)
Treasurer July 2019 Senior Vice President, Financial Administration, Citi Fund Services
Ohio, Inc. (since 2016). Mr. Shaer also serves as the Funds’
Principal Financial and Accounting Officer. Mr. Shaer also serves as Treasurer of Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.
Christopher A. Ponte
(March 1984)
Assistant Treasurer May 2023 Director, Fund and Broker Dealer Finance, the Adviser
(5/1/23-present); Manager, Fund Administration, the Adviser
(2017-4/30/23); Chief Financial Officer, Victory Capital Services,
Inc. (since 2018). Mr. Ponte also serves as Assistant Treasurer of Victory Portfolios, Victory Portfolios II and Victory Variable
Insurance Funds.
Carol D. Trevino
(October 1965)
Assistant Treasurer September 2018 Director, Financial Reporting, Fund Administration, the Adviser
(5/1/23-present); Director, Accounting and Finance, the Adviser
(7/1/19-4/30/23); Accounting/Financial Director, USAA (12/13-
6/30/19). Ms. Trevino also serves as Assistant Treasurer Victory
Portfolios, Victory Portfolios II and Victory Variable Insurance
Funds.
Sean Fox
(September 1976)
Chief Compliance Officer June 2022 Senior Compliance Officer, the Adviser (2019-present);
Compliance Officer, the Adviser (2015-2019). Mr. Fox also
serves as Chief Compliance Officer for Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Michael Bryan
(December 1962)
Anti-Money Laundering
Compliance Officer and
Identity Theft Officer
May 2023 Vice President, CCO Compliance Support Services, Citi Fund
Services Ohio, Inc. (2008-present). Mr. Bryan also serves as the
Anti-Money Laundering Compliance Officer and identity Theft
Officer for Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.

Victory Portfolios III
28
(Unaudited)
Supplemental Information — continued
February 29, 2024
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Fund’s Statement of Additional Information on our website or upon request by calling 800-235-8396. The Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and is available on the SEC’s website at sec.gov.
Expense Examples
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2)
ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1,
2023, through February 29, 2024.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
9/1/23
Actual
Ending
Account
Value
2/29/24
Hypothetical
Ending
Account
Value
2/29/24
Actual
Expenses
Paid During
Period
9/1/23 - 2/29/24*
Hypothetical
Expenses
Paid During
Period
9/1/23 - 2/29/24*
Annualized
Expense Ratio
During Period
9/1/23 - 2/29/24
New York Bond Fund
Fund Shares ............................ $ 1,000.00 $ 1,053.10 $ 1,021.73 $ 3.22 $ 3.17 0.63%
Institutional Shares ....................... 1,000.00 1,052.50 1,021.93 3.01 2.97 0.59%
Class A ............................... 1,000.00 1,053.40 1,021.93 3.01 2.97 0.59%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Portfolios III
29
(Unaudited)
Supplemental Information — continued
February 29, 2024
Additional Federal Income Tax Information
For the fiscal year ended February 29, 2024, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
For the year ended February 29, 2024, the Fund designated tax-exempt distributions in the amount of $4,996 thousand.

Victory Portfolios III
30
(Unaudited)
Supplemental Information — continued
February 29, 2024
Considerations of the Board in Continuing the Investment Advisory Agreements
Victory New York Bond Fund (the “Fund”)
At a meeting of the Board of Trustees (the “Board”) of Victory Portfolios III (the “Trust”) held on December 7-8, 2023, the Board, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the
“Independent Trustees”), approved for an annual period the continuance of the Investment Advisory Agreement (the “Advisory Agreement”)
between the Trust and Victory Capital Management Inc. (the “Adviser”) with respect to the Fund. Prior to the December 7-8, 2023 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 17, 2023.
In advance of the foregoing meetings, the Trustees requested, received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund’s investment performance, expenses, and fees to comparable investment companies; (ii)
information concerning the services rendered to the Fund, as well as information regarding the Adviser’s revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser’s operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees (“Independent Counsel”) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The
Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with
Independent Counsel at which no representatives of management were present.
At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund’s performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser’s profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board’s and its committees’ consideration of the Advisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser in prior years and that the Board’s conclusions may be based, in part, on its consideration of these same arrangements in prior years.
ADVISORY AGREEMENT
After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.
Nature, Extent, and Quality of Services – In considering the nature, extent, and quality of the services provided by the Adviser under the
Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board considered that the Adviser manages the Fund’s assets directly through one or more investment franchises, and in doing so, continuously supervises the investment and reinvestment of cash and securities comprising the Fund’s assets. The Board also considered that the Adviser monitors pertinent economic, statistical, and financial data to determine which issuers and securities to include in the Fund’s portfolio as part of a continuous investment program. The Board also took into account its knowledge of the Adviser’s management and the quality of the performance of the
Adviser’s duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the
Fund, the Adviser and its affiliates provide administrative services, transfer agency services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the
Trust.
The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund’s compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.
The Board considered the Adviser’s management style and the performance of the Adviser’s duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund’s brokerage, including the Adviser’s process for monitoring “best execution,” also was considered. The Adviser’s role in coordinating the activities of the Fund’s other service providers was also considered.
The Board also considered the Adviser’s risk management processes. The Board considered the Adviser’s financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
31
(Unaudited)
Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.
The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the
Adviser’s oversight of the Fund’s day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser’s compliance and administrative staff.
Expenses and Performance – In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund’s advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund’s expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the “expense group”) and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the “expense universe”). Among other data, the Board noted that the Fund’s net management fee rate – which includes advisory and administrative services and the effects of any performance adjustment, as well as any fee waivers and reimbursements – was above the medians of its expense group and its expense universe. The data indicated that the
Fund’s total expenses, including after any reimbursements, were below the medians of its expense group and expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above, and noted the high quality of services received by the Fund.
In considering the Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund’s performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund’s average annual total returns relative to its Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the “performance universe”). The Fund’s performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund’s performance was below the average of its performance universe for the one-year period ended June 30, 2023, was above the average of its performance universe for the three-, five- and ten-year periods ended June 30, 2023, and was below its Lipper index for the one-, three-, five- and ten-year periods ended June 30, 2023. The Board took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance for certain periods.
As part of its consideration, the Board factored into its evaluation of the Fund’s expenses and performance, the potential limitations inherent in the methodology used by the independent third party for developing and constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. In this regard, the Board also noted that the methodology may result in the Fund’s being included in one peer group one year and in a different peer group the next, and in similar funds being included in different peer groups. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by the third party provided a useful measure of comparative expenses and performance.
Compensation and Profitability – The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser’s business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the
Adviser waived a portion of its management fees and/or reimbursed certain expenses with respect to the Fund. The Trustees reviewed the profitability of the Adviser’s relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide transfer agency services, shareholder servicing and administrative services to the Fund for which they receive compensation. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.
Economies of Scale – The Board noted that the Fund has advisory fee breakpoints that allow the Fund to participate in economies of scale and that such economies of scale were currently reflected in the advisory fee. The Board also considered the fee waiver and expense reimbursement arrangements by the Adviser. The Board also considered the effect of the change in size, if any, of each of the Fund’s classes on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board also considered the Adviser’s reinvestment in the business in the form of adding to investment capabilities and resources, improvements in technology, and customer service. The Board determined that the current investment management fee structure was reasonable.
Other Benefits – The Board also considered the potential direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. These potential benefits included, among other things, the opportunity to offer additional products and services to the Fund’s shareholders.
Conclusions – The Board reached the following conclusions regarding the Fund’s Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
32
(Unaudited)
with similar investment objectives and to relevant indices; (iv) the Fund’s advisory fees are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser’s and its affiliates’ level of profitability from their relationship with the
Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

Victory Portfolios III
33
(Unaudited)
Supplemental Information — continued
February 29, 2024
Liquidity Risk Management Program:
The Fund has adopted and implemented a written liquidity risk management program (the “LRMP”) as required by Rule 22e-4 under the
Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to
Financial Statements). The Fund’s Board of Trustees approved the appointment of the Fund’s investment adviser, Victory Capital Management
Inc. (“Victory Capital”), as the administrator of the LRMP.
Victory Capital manages liquidity risks associated with the Fund’s investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of the Fund’s investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid, or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Fund’s portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.
At a meeting held on March 15, 2024, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Fund did not experience any significant liquidity challenges during the covered period, and the Fund’s LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure the Fund is able to meet redemption requests without significant dilution to the remaining investors’ interest in the Fund. During the review period, the Fund’s portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that the
Fund reasonably expected to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a highly liquid investment minimum. The Fund’s investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-RN and recommended no material changes to the LRMP.

Victory Portfolios III
34
(Unaudited)
Supplemental Information — continued
February 29, 2024
Privacy Policy
Facts
WHAT DOES VICTORY
DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect, and share depend on the product or service you have with us. This information can include:
■ Social Security number and income.
■ Account balances and account transactions.
■ Data from public sources and third-party data services.
How?
All financial companies need to share customers’ personal information to run their everyday business as permitted by law. For example, we share with print and mail companies that assist us in sending mail. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons Victory chooses to share and whether you can limit this sharing.
Reasons we can share your personal information
Does
Victory
share?
Can you limit
this sharing?
For our everyday business purposes —
such as to process your transactions, maintain your accounts, respond to court orders and legal investigations, or report to credit bureaus
Yes No
For our marketing purposes —
to offer products and services provided by Victory
Yes No
For joint marketing —
sharing with other financial companies to jointly market the other company’s products or services
No
We do not
share
For everyday business purposes of the Victory family of companies —
this can include information about your Victory transactions and experiences
Yes No
For everyday business purposes of the Victory family of companies —
this can include information about your creditworthiness or insurability
No
We do not
share
For non-Victory companies to market to you
No
We do not
share

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
35
(Unaudited)
To limit our
sharing
■ Visit us online: vcm.com/optout
■ Call (877) 660-4400 – our menu will prompt you through your choices.
Please note:
If you are a new customer, we can begin sharing this information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share and protect your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call your account representative or (877) 660-4400 and ask to speak to a representative.
Who we are
Who is providing this notice? Victory Capital Holdings, Inc., and its family of companies, including companies identified with the Victory Capital name as described in the affiliates section below.
What we do
How does Victory protect my
personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Victory collect my
personal information?
We collect your personal information, for example, when you:
■ Open an account or make deposits or withdrawals from your account.
■ Give us your contact or account information.
■ Direct us to buy or sell securities.
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing? Federal law gives you the right to limit only:
■ Sharing among affiliated companies for everyday business purposes information about your creditworthiness and insurability.
■ Affiliates from using your information to market to you.
■ Sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
What happens when I limit
sharing for an account I hold
jointly with someone else?
Your choices will apply to everyone on your account.
Definitions
Victory family of companies
(affiliates)
Companies owned or controlled by Victory Capital Holdings, Inc. They can be financial and nonfinancial companies in the Victory family of companies.
■ The Victory family of companies includes: companies with a Victory Capital name, including without limitation Victory Capital Services, Inc., Victory
Capital Transfer Agency, Inc., Victory Capital Management Inc. and its
subsidiaries, RS Investments (UK) Limited, RS Investments (Hong Kong)
Limited, and RS Investment Management (Singapore) Pte. Ltd., as well as pooled vehicles managed or administered by Victory Capital Management
Inc., from time to time.

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
36
(Unaudited)
Non-Victory companies
(nonaffiliates)
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
■ We only share with non-Victory companies to service transactions you request or as necessary to provide our services.
■ We do not share with non-Victory companies so they can market their products to you.
Joint Marketing A formal agreement between a Victory company and a non-Victory financial company to market the non-Victory company’s products or services to you.
■ We do not share with any non-Victory financial company for joint marketing.
Other important information
For Nevada Residents : Nevada law requires that we tell you about the option to be placed on our internal do-
not-call list. If you’d rather not receive sales calls from us, please call (877) 660-4400 and ask to speak to a representative so we can place you on our do-not-call list.
You may also contact: Bureau of Consumer Protection Office of the Nevada Attorney General, 555 E. Washington
Ave., Ste. 3900, Las Vegas, NV 89101, call 1-702-486-3132 or Email: BCPINFO@ag.state.nv.us.
For Vermont Residents : In accordance with Vermont law, we will not share information we collect about you with companies who are not affiliates, except as permitted by law, such as with your consent or to service your accounts.
We will not share information about your creditworthiness with our affiliates without your authorization or consent, but we may share information about our transactions or experiences with you with our affiliates as permitted by law.
For California Residents : In accordance with California law, we will not share information we collect about you with nonaffiliates, except as allowed by law. For example, we may share information with your consent or to service your accounts. Among our affiliates, we will limit information sharing to the extent required by California law.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
40864-0424

February 29, 2024
Annual Report
Victory Precious Metals and Minerals Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Shareholder Letter (Unaudited) 2
Manager’s Commentary (Unaudited) 4
Investment Overview (Unaudited) 5
Investment Objective and Portfolio Holdings (Unaudited) 6
Schedule of Portfolio Investments 7
Financial Statements
Statement of Assets and Liabilities
9
Statement of Operations
10
Statements of Changes in Net Assets
11
Financial Highlights
13
Notes to Financial Statements 16
Report of Independent Registered Public Accounting Firm 24
Supplemental Information (Unaudited)
Trustee and Officer Information
25
Proxy Voting and Portfolio Holdings Information
28
Expense Examples
28
Additional Federal Income Tax Information
29
Advisory Contract Approval
30
Liquidity Risk Management Program
33
Privacy Policy
34

2
Victory Funds Letter to Shareholders
(Unaudited)
Dear Shareholder,
The past year provided us with a stark reminder of just how quickly the investing environment and sentiment can shift. Fortunately, this time the change was for the better.
While 2022 was marred by stomach-churning volatility and steep drawdowns in both equities and bonds, it was a different story in our most recent annual reporting period ending February 29, 2024. Despite the ongoing challenges and uncertainties, investors benefited from a rebound in both stock and bond markets.
Looking back, it wasn’t clear sailing the entire year, and there were plenty of twists and turns along the way. An early-year relief rally was a welcome respite for investors, with some of the most beaten down growth-oriented sectors leading the market higher. However, the rebound was threatened in March due to some unusual turmoil within the banking sector, which resulted in the collapse of a few large regional banks. This turmoil sparked fears of a liquidity crunch and a wider banking contagion, and volatility increased while equities retreated. Fortunately, the U.S. Federal Reserve (the “Fed”) took quick action to restore confidence in the banking system. It also helped that the Fed finally paused its long series of aggressive rate hikes as inflation data finally began to cool.
Financial markets resumed their rally in the spring and early summer, but as we moved into the fall, markets reversed yet again.
Investors began wondering if the Fed would be able to remove all the excess liquidity that had been used to support the economy during the pandemic without causing a recession. Ironically, good news on the economy had become bad news on the interest-
rate outlook.
As we moved deeper into the third quarter of 2023, markets struggled with the renewed notion that interest rates would remain
“higher-for-longer,” which seemingly had become the Fed’s new mantra. Yields moved higher (peaking for the year), and equities sold off as many pundits were predicting an imminent recession.
However, as we approached year-end and eased into a new year, yields declined and equities moved sharply higher. Although it wasn’t a straight line by any means, in our view, the past 12 months have been a near-best-case scenario after the tumult of the prior year. The economy proved resilient, corporate earnings continued to meet or exceed expectations, labor markets eased, and key measures of inflation moderated. Financial markets even began pricing in a series of rate cuts for 2024, though whether this comes to fruition will be data-dependent in the months ahead.
In terms of the numbers, the S&P 500
®
Index, the bell-weather proxy for our domestic stock market, delivered an impressive total return of 30.45% for our annual reporting period. Bonds also rebounded from a dreadful prior year. The Bloomberg U.S.
Aggregate Bond Index—a proxy for a diversified fixed income portfolio and one that many investors and institutions follow closely—delivered a total return of 3.33% for the 12-month reporting period.
Although the past year was constructive for investors, it’s important to remember that it was a winding road replete with many challenges. As we have championed before, it’s vital to remain calm in the face of adversity, but it’s equally important to resist unbridled optimism when markets rally strongly. We think the best approach is to stay even keeled and unemotional, and that you should understand your own risk tolerance, maintain a well-diversified portfolio across asset classes and investment types, and make a long-term plan and stick to it. We still believe that’s the best formula for success.

3
On the following pages you will find information relating to your Victory Mutual Fund. If you have any questions, we encourage you to contact our Investment Specialist. Call 800-235-8396, or visit our website at vcm.com.
From all of us here at Victory Capital, thank you for letting us help you work toward your investment goals.
James De Vries
President,
Victory Funds

4
Victory Precious Metals and Minerals Fund
Manager’s Commentary
(Unaudited)
What were the market conditions during the reporting period?
In the second quarter of 2023, equities continued to rally. Many of the market leaders and underlying investing themes remained in place. The tech sector and other growth-oriented stocks—especially large-cap tech—moved sharply higher. Value-oriented equities also enjoyed positive results, though their gains were much more subdued during the second quarter and the first half of the year by comparison. Investors cheered the notion that the U.S. Federal Reserve (the “Fed”) would finally pause its long streak of consecutive rate hikes. After raising the federal funds rate by yet another 25 basis points (a basis point is 1/100th of a percentage point) in May 2023, the Fed took a breather, thanks largely to signs that inflation was cooling. All this fueled stocks, especially growth-oriented stocks that tend to struggle in an environment of rising interest rates (and higher capital costs). Strong labor markets and resilient consumer spending—both of which continued to surprise economists during the second quarter—also pushed stocks higher while diminishing any near-term talk of recession.
The strong equity market rally enjoyed during the first half of the year did not continue in the third quarter. Although the quarter began on a strong note with many companies exceeding earnings expectations and most sectors moving higher in July, the momentum reversed as summer progressed. Was this simply the market taking a breather after a strong run? There were several factors that conspired to undermine the rally and investor sentiment. Many investors became concerned that continued strong labor markets—normally a good thing for the economy—would keep wages (and by extension inflation) elevated. The Fed certainly noticed the labor data and pledged to remain vigilant in the inflation fight. As the third quarter progressed, the market struggled with the renewed notion that interest rates would remain “higher-for-longer,” which seemingly became the Fed’s new mantra.
After a rocky start to the fourth quarter, financial markets found their footing and coasted into year-end in what could only be described as a festive mood. October was a difficult month with both stock and bond markets facing severe headwinds. Chief among these was the notion that the Fed was not yet finished with its aggressive rate-hike campaign. More importantly, this was widely interpreted as a warning sign for future economic growth. In fact, many pundits were expecting an imminent recession, and stocks declined early in the quarter to reflect that possibility. Fortunately, it was a false alarm and sentiment flipped as we approached year-end. Economic growth proved resilient, corporate earnings continued to meet or exceed expectations, labor markets eased, and key measures of inflation moderated. Taming inflation has been the Fed’s primary focus, and although it remained above the stated 2% target late in the year, it was trending in the right direction and far below peak levels. This gave the
Fed the leeway to back off—and likely end—the historic rate-hike campaign.
As we moved into January of 2024, a concentrated rally led by large-cap tech names once again led the market. In February, the major U.S. equity indices concluded the month with gains. The notable development in February revolved around the change in market anticipation regarding the timing of the first interest rate reduction. Although rate cuts are still expected to occur, most anticipate they will now come later in the year.
How did the Victory Precious Metals and Minerals Fund (the “Fund”) perform during the reporting period?
The Fund has three share classes: Fund Shares, Institutional Shares, and Class A. For the reporting period ended February 29,
2024, the Fund Shares, Institutional Shares, and Class A had a total return (at net asset value) of -5.03%, -4.83%, and -5.20%, respectively. This compares to a total return of 23.15% for the MSCI All-Country World Index, -0.50% for the MSCI ACWI Gold
Miners IMI Index, and -5.89% for the Lipper Precious Metals Equity Funds Index.
What strategies did you employ during the reporting period?
The Fund is designed to capture the quality, value, and momentum factor premiums in a highly controlled risk environment, focusing on companies primarily involved in gold exploration, mining, or processing. As of the end of February 2024, approximately 99%
of the Fund's net assets were invested in gold stocks.
During the period, the Fund underperformed the MSCI ACWI Gold Miners IMI Index. From a geographical standpoint, strong selections in South Africa and the United Kingdom counterbalanced weaker choices in the United States, Canada, and Brazil.
Notably, an overweight position in SSR Mining, Inc. and an underweight position in Brazilian miner Compañía de Minas
Buenaventura were the primary drivers of underperformance over the period.
As always, we maintain that the primary objective of maintaining exposure to gold is to aid in diversifying investor portfolios.
Thank you for allowing us to assist you with your investment needs.
Holdings are subject to change. There is no guarantee that securities mentioned remain in or out of the Fund.

5
Victory Precious Metals and Minerals Fund
Investment Overview
(Unaudited)
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
The maximum offering price figures reflect a maximum sales charge of 5.75% for Class A. Net Asset Value does not reflect sales charges.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
Victory Precious Metals and Minerals Fund — Growth of $10,000
1
The unmanaged MSCI All-Country World Index is a free float-adjusted, market-capitalization-weighted index designed to measure the performance of large- and mid-cap stocks across developed and emerging markets. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
2
The unmanaged MSCI ACWI Select Gold Miners IMI Index aims to focus on companies in the gold mining industry that are highly sensitive to underlying prices of gold. The index includes companies primarily engaged in gold mining or that derive a majority of their revenues from gold mining and additionally that do not hedge their exposure to underlying gold prices. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
3
The unmanaged Lipper Precious Metals Equity Funds Index tracks the total return performance of the 10 largest funds within the Lipper Precious
Metals Equity Funds category. The index reflects the reinvestment of dividends paid on the stocks constituting the index, net of withholding taxes. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended February 29, 2024
Fund
Shares
Institutional
Shares
Class A
INCEPTION DATE 8/15/94 8/1/08 8/1/10
Net Asset
Value
Net Asset
Value
Net Asset
Value
Maximum
Offering
Price
MSCI All- Country
World Index
1
MSCI ACWI
Select Gold
Miners IMI
Index
2
Lipper Precious
Metals Equity
Funds Index
3
One Year -5.03% -4.83% -5.20% -10.64% 23.15% -0.50% -5.89%
Five Year 3.59% 3.79% 3.44% 2.21% 10.51% 5.44% 3.70%
Ten Year -0.13% 0.14% -0.24% -0.83% 8.37% 0.91% 0.39%

6
Victory Portfolios III
Victory Precious Metals and Minerals Fund
February 29, 2024
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks long-term capital appreciation and to protect the purchasing power of shareholders' capital against inflation.
Top 10 Holdings:
February 29, 2024
(% of Net Assets)
Country Allocation:
February 29, 2024
(% of Net Assets)
Includes countries with less than 3.0% of portfolio and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Barrick Gold Corp.
10.5%
Agnico Eagle Mines Ltd.
9.3%
Newmont Corp.
8.6%
Wheaton Precious Metals Corp.
7.6%
Gold Fields Ltd., ADR
6.8%
Franco-Nevada Corp.
5.2%
Royal Gold, Inc.
4.7%
Northern Star Resources Ltd.
4.6%
Zijin Mining Group Co. Ltd., Class H
4.5%
Anglogold Ashanti PLC
3.7%

Schedule of Portfolio Investments
February 29, 2024
Victory Portfolios III
Victory Precious Metals and Minerals Fund
7
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (99.7%)
Australia (11.9%):
Materials (11.9%):
Evolution Mining Ltd. ................................................... 4,034,514 $ 7,734
Gold Road Resources Ltd. ................................................ 1,928,577 1,855
Northern Star Resources Ltd. .............................................. 2,319,007 19,439
OceanaGold Corp. ...................................................... 2,084,516 3,456
Perseus Mining Ltd. ..................................................... 6,025,750 6,872
Ramelius Resources Ltd. ................................................. 3,971,068 3,729
Regis Resources Ltd.(a) .................................................. 2,128,654 2,510
Silver Lake Resources Ltd.(a) .............................................. 4,268,850 2,996
West African Resources Ltd.(a) ............................................. 1,930,796 1,104
49,695
Canada (52.1%):
Materials (52.1%):
Agnico Eagle Mines Ltd. ................................................. 814,395 39,064
Alamos Gold, Inc. ...................................................... 1,223,003 14,429
B2Gold Corp. ......................................................... 6,206,865 14,957
Barrick Gold Corp. ...................................................... 3,002,002 44,009
Centerra Gold, Inc. ...................................................... 1,499,019 7,523
Dundee Precious Metals, Inc. .............................................. 1,726,585 11,680
Franco-Nevada Corp. .................................................... 209,316 21,917
Karora Resources, Inc.(a) ................................................. 419,439 1,264
Kinross Gold Corp. ..................................................... 2,293,342 11,238
Lundin Gold, Inc. ....................................................... 441,799 5,147
Nautilus Minerals, Inc.(a)(b) ............................................... 5,757,622 —(c)
New Gold, Inc.(a) ...................................................... 1,183,000 1,447
Osisko Gold Royalties Ltd. ................................................ 169,643 2,478
Torex Gold Resources, Inc.(a) .............................................. 914,986 9,575
Wesdome Gold Mines Ltd.(a) .............................................. 237,090 1,581
Wheaton Precious Metals Corp. ............................................. 772,426 31,836
218,145
China (4.5%):
Materials (4.5%):
Zijin Mining Group Co. Ltd., Class H ........................................ 11,632,000 18,809
Indonesia (0.4%):
Materials (0.4%):
Aneka Tambang Tbk .................................................... 18,415,700 1,712
Jersey (1.0%):
Materials (1.0%):
Centamin PLC ......................................................... 3,704,746 4,204
Russian Federation (0.0%):(d)
Materials (0.0%):(d)
Polyus PJSC(a)(b)(e) .................................................... 62,088 83
South Africa (9.5%):
Materials (9.5%):
Gold Fields Ltd., ADR ................................................... 2,187,779 28,529
Harmony Gold Mining Co. Ltd. ............................................. 1,888,885 11,086
39,615
Turkey (0.4%):
Materials (0.4%):
Koza Altin Isletmeleri AS(f) ............................................... 2,331,556 1,710
United Kingdom (6.1%):
Materials (6.1%):
Anglogold Ashanti PLC(a) ................................................ 812,340 15,296

Victory Portfolios III
Victory Precious Metals and Minerals Fund
8
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Name
Acquisition Date
Cost
Polyus PJSC ...............................................
7/11/2019
$ 6,442
Security Description Shares
Value
(000)
Endeavour Mining PLC .................................................. 628,803 $ 10,338
25,634
United States (13.8%):
Materials (13.8%):
Newmont Corp. ........................................................ 1,145,287 35,790
Royal Gold, Inc. ........................................................ 191,594 19,663
SSR Mining, Inc. ....................................................... 586,190 2,521
57,974
Total Common Stocks (Cost $364,740) 417,581
Collateral for Securities Loaned (0.4%)^
United States (0.4%):
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.22%(g) ........ 340,564 341
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.24%(g) ............ 340,564 340
Invesco Government & Agency Portfolio, Institutional Shares, 5.25%(g) ............... 340,564 341
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.22%(g) . 340,564 340
Total Collateral for Securities Loaned (Cost $1,362) 1,362
Total Investments (Cost $366,102) — 100.1% 418,943
Liabilities in excess of other assets — (0.1)% (426)
NET ASSETS - 100.00% $ 418,517
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of February 29, 2024. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(c) Rounds to less than $1 thousand.
(d) Amount represents less than 0.05% of net assets.
(e) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at February 29, 2024 (amounts in thousands):
(f) All or a portion of this security is on loan.
(g) Rate disclosed is the daily yield on February 29, 2024.
ADR
—
American Depositary Receipt
PLC
—
Public Limited Company

Statement of Assets and Liabilities
February 29, 2024
9
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
Victory Precious
Metals and
Minerals Fund
Assets:
Investments, at value (Cost $366,102) $ 418,943 (a)
Cash 718
Receivables:
Interest and dividends 875
Capital shares issued 201
From Adviser 6
Prepaid expenses 18
Total Assets 420,761
Liabilities:
Payables:
Collateral received on loaned securities 1,362
Capital shares redeemed 390
Accrued expenses and other payables:
Investment advisory fees 255
Administration fees 50
Custodian fees 9
Transfer agent fees 106
Compliance fees — (b)
Trustees' fees — (b)
12b-1 fees 2
Other accrued expenses 70
Total Liabilities 2,244
Commitments and contingencies (Note 5 )
Net Assets:
Capital 1,165,569
Total accumulated earnings/(loss) (747,052)
Net Assets $ 418,517
Net Assets
Fund Shares $ 381,656
Institutional Shares 18,580
Class A 18,281
Total $ 418,517
Shares (unlimited number of shares authorized with no par value):
Fund Shares 26,327
Institutional Shares 1,254
Class A 1,277
Total 28,858
Net asset value, offering and redemption price per share:(c)
Fund Shares $ 14 .50
Institutional Shares 14 .82
Class A 14 .31
Maximum Sales Charge — Class A 5 .75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 15 .18
(a) Includes $1,359 thousand of securities on loan.
(b) Rounds to less than $1 thousand.
(c) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Year Ended February 29, 2024
10
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory Precious
Metals and
Minerals Fund
Investment Income:
Dividends $ 13,110
Interest 37
Securities lending (net of fees) 181
Foreign tax withholding (1,887)
Total Income 11,441
Expenses:
Investment advisory fees 3,758
Administration fees — Fund Shares 686
Administration fees — Institutional Shares 21
Administration fees — Class A 34
Sub-Administration fees 23
12b-1 fees — Class A 57
Custodian fees 64
Transfer agent fees — Fund Shares 969
Transfer agent fees — Institutional Shares 22
Transfer agent fees — Class A 24
Trustees' fees 47
Compliance fees 5
Legal and audit fees 72
State registration and filing fees 67
Interfund lending fees — (a)
Other expenses 89
Total Expenses 5,938
Expenses waived/reimbursed by Adviser (35)
Net Expenses 5,903
Net Investment Income (Loss) 5,538
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions (11,676)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations (13,896)
Net change in accrued foreign taxes on unrealized gains 877
Net realized/unrealized gains (losses) on investments (24,695)
Change in net assets resulting from operations $ (19,157)
(a) Rounds to less than $1 thousand.

11
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Precious Metals and Minerals Fund
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 5,538 $ 4,774 $ 6,075
Net realized gains (losses) (11,676) (16,547) 6,161
Net change in unrealized appreciation/depreciation (13,019) (64,012) (155,244)
Change in net assets resulting from operations (19,157) (75,785) (143,008)
Distributions to Shareholders:
Fund Shares (10,993) (4,367) (4,645)
Institutional Shares (546) (238) (198)
Class A (492) (197) (166)
Change in net assets resulting from distributions to shareholders (12,031) (4,802) (5,009)
Change in net assets resulting from capital transactions (32,430) (19,657) (20,193)
Change in net assets (63,618) (100,244) (168,210)
Net Assets:
Beginning of period 482,135 582,379 750,589
End of period $ 418,517 $ 482,135 $ 582,379
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.

12
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Precious Metals and Minerals Fund
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 33,812 $ 26,644 $ 71,209
Distributions reinvested 10,698 4,254 4,526
Cost of shares redeemed (73,791) (51,325) (103,473)
Total Fund Shares $ (29,281) $ (20,427) $ (27,738)
Institutional Shares
Proceeds from shares issued $ 2,863 $ 6,258 $ 1,422
Distributions reinvested 544 238 198
Cost of shares redeemed (2,926) (4,437) (2,089)
Total Institutional Shares $ 481 $ 2,059 $ (469)
Class A
Proceeds from shares issued $ 4,698 $ 5,035 $ 18,346
Distributions reinvested 492 197 166
Cost of shares redeemed (8,820) (6,521) (10,498)
Total Class A $ (3,630) $ (1,289) $ 8,014
Change in net assets resulting from capital transactions $ (32,430) $ (19,657) $ (20,193)
Share Transactions:
Fund Shares
Issued 2,010 1,700 3,591
Reinvested 624 258 250
Redeemed (4,398) (3,273) (5,358)
Total Fund Shares (1,764) (1,315) (1,517)
Institutional Shares
Issued 161 367 74
Reinvested 31 14 11
Redeemed (170) (261) (115)
Total Institutional Shares 22 120 (30)
Class A
Issued 275 340 922
Reinvested 29 12 9
Redeemed (524) (430) (535)
Total Class A (220) (78) 396
Change in Shares (1,962) (1,273) (1,151)
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
13
See notes to financial statements.
Victory Precious Metals and Minerals Fund
Fund Shares
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Year
Ended
May 31, 2019
Net Asset Value, Beginning of Period $15.64 $18.14 $22.57 $19.34 $12.16 $12.87
Investment Activities:
Net investment income (loss)(b) 0.19 0.15 0.19 0.09 (0.04) (0.03)
Net realized and unrealized gains (losses) (0.91) (2.50) (4.46) 3.15 7.22 (0.68)
Total from Investment Activities (0.72) (2.35) (4.27) 3.24 7.18 (0.71)
Distributions to Shareholders from:
Net investment income (0.42) (0.15) (0.16) (0.01) — —
Total Distributions (0.42) (0.15) (0.16) (0.01) — —
Net Asset Value, End of Period $14.50 $15.64 $18.14 $22.57 $19.34 $12.16
Total Return(c)(d) (5.03)% (12.97)% (18.93)% 16.69% 59.13% (5.52)%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 1.18% 1.19% 1.12% 1.12% 1.19% 1.31%
Net Investment Income (Loss)(e) 1.11% 1.31% 0.97% 0.41% (0.25)% (0.22)%
Gross Expenses(e)(h) 1.18% 1.19% 1.12% 1.12% 1.19% 1.31%
Supplemental Data:
Net Assets at end of period (000's) $381,656 $439,330 $533,574 $697,969 $660,770 $468,208
Portfolio Turnover(c)(i) 9% 4% 8% 7% 47%(j) 7%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(j) Reflects increased trading activity due to current year transition or asset allocation shift.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
14
See notes to financial statements.
Victory Precious Metals and Minerals Fund
Institutional Shares
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Year
Ended
May 31, 2019
Net Asset Value, Beginning of Period $15.97 $18.53 $23.06 $19.76 $12.40 $13.06
Investment Activities:
Net investment income (loss)(b) 0.21 0.17 0.22 0.12 (0.01) 0.01
Net realized and unrealized gains (losses) (0.91) (2.54) (4.56) 3.22 7.37 (0.67)
Total from Investment Activities (0.70) (2.37) (4.34) 3.34 7.36 (0.66)
Distributions to Shareholders from:
Net investment income (0.45) (0.19) (0.19) (0.04) — —
Total Distributions (0.45) (0.19) (0.19) (0.04) — —
Net Asset Value, End of Period $14.82 $15.97 $18.53 $23.06 $19.76 $12.40
Total Return(c)(d) (4.83)% (12.85)% (18.84)% 16.90% 59.35% (5.05)%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 1.00% 0.98% 0.98% 0.99% 1.00% 1.00%(i)
Net Investment Income (Loss)(e) 1.22% 1.44% 1.13% 0.55% (0.05)% 0.12%
Gross Expenses(e)(h) 1.09% 1.12% 1.05% 1.05% 1.06% 1.19%
Supplemental Data:
Net Assets at end of period (000's) $18,580 $19,681 $20,602 $26,338 $21,855 $21,327
Portfolio Turnover(c)(j) 9% 4% 8% 7% 47%(k) 7%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Effective June 6, 2018, USAA
®
Asset Management Company (previous Adviser) had voluntarily agreed to limit the annual expenses of the Institutional
Shares to 1.00% of the Institutional Shares’ average daily net assets.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(k) Reflects increased trading activity due to current year transition or asset allocation shift.

15
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Precious Metals and Minerals Fund
Class A
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Year
Ended
May 31, 2019
Net Asset Value, Beginning of Period $15.44 $17.91 $22.29 $19.13 $12.04 $12.74
Investment Activities:
Net investment income (loss)(b) 0.16 0.13 0.14 0.04 (0.05) (0.03)
Net realized and unrealized gains (losses) (0.90) (2.47) (4.39) 3.12 7.14 (0.67)
Total from Investment Activities (0.74) (2.34) (4.25) 3.16 7.09 (0.70)
Distributions to Shareholders from:
Net investment income (0.39) (0.13) (0.13) — — —
Total Distributions (0.39) (0.13) (0.13) — — —
Net Asset Value, End of Period $14.31 $15.44 $17.91 $22.29 $19.13 $12.04
Total Return (excludes sales charge)(c)(d) (5.20)% (13.08)% (19.08)% 16.52% 58.89% (5.49)%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 1.34% 1.31% 1.31% 1.31% 1.27% 1.38%
Net Investment Income (Loss)(e) 0.95% 1.17% 0.74% 0.21% (0.32)% (0.27)%
Gross Expenses(e)(h) 1.41% 1.40% 1.34% 1.34% 1.27% 1.38%
Supplemental Data:
Net Assets at end of period (000's) $18,281 $23,124 $28,203 $26,282 $28,653 $17,744
Portfolio Turnover(c)(i) 9% 4% 8% 7% 47%(j) 7%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(j) Reflects increased trading activity due to current year transition or asset allocation shift.

Notes to Financial Statements
February 29, 2024
Victory Portfolios III
16
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following Fund (the "Fund"):
The Fund is classified as non-diversified under the 1940 Act. Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM”
or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the "Board"),  has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund’s NAV is calculated. The Fund uses a systematic
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Precious Metals and Minerals Fund Precious Metals and Minerals Fund Fund Shares, Institutional Shares,
and Class A

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
17
valuation model, provided daily by an independent third party to fair value its international equity securities. The valuations are categorized as
Level 2 in the fair value hierarchy.
A summary of the valuations as of February 29, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of February 29, 2024, there were no significant transfers into/out of Level 3. The transfers out of Level 3 investments for the Fund were immaterial, although the change in unrealized appreciation (depreciation) on these investments was $13,725 thousand due to transfer out of level 3/write-off of Great Basin Gold Ltd and Northern Star Mining Corp.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Foreign Exchange Currency Contracts:
The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund’s foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. The Fund enters into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Fund does not enter into such contracts solely for the purpose of earning foreign currency gains). As of February
29, 2024, the Fund had no open forward foreign exchange currency contracts.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Level 1 Level 2 Level 3 Total
Precious Metals and Minerals Fund
Common Stocks ............................................... $ 417,498 $ — $ 83 $ 417,581
Collateral for Securities Loaned ................................... 1,362 — — 1,362
Total ....................................................... $ 418,860 $ — $ 83 $ 418,943

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
18
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table (amounts in thousands) is a summary of the Fund’s securities lending transactions as of February 29, 2024.
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28 or February 29 for leap years.
For the year ended February 29, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended February 29, 2024, were as follows (amounts in thousands):
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Precious Metals and Minerals Fund .................................... $ 1,359 $ — $ 1,362

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
19
4. Affiliated Fund Ownership:
The Fund offers shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of February 29, 2024, certain affiliated fund-of-funds owned total outstanding shares of the Fund as follows:
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund’s average daily net assets. Amounts incurred and paid to
VCM for the year ended February 29, 2024, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Precious Metals Equity Funds Index. The Lipper Precious Metals Equity Funds Index tracks the total return performance of the largest funds within the Lipper Precious Metals Equity Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
(
a
)
Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.
Each class’ annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Precious Metals Equity Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the year ended February 29, 2024, performance adjustments were:
Excluding U.S. Government
Securities
Purchases Sales
Precious Metals and Minerals Fund ............................................................. $ 44,357 $ 77,328
Affiliated Victory Portfolios III Funds
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.5
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.9
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.0
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.6
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 100 to 400  +/- 4
+/- 401 to 700  +/- 5
+/- 701 and greater  +/- 6

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
20
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the year ended February
29, 2024, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, and 0.15%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, and Class A, respectively. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares and Class A are paid monthly based on a fee accrued daily at an annualized rate of 0.10% and 0.10%, respectively, of average daily net assets, plus out-of-pocket expenses.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to the Distributor for the year ended February 29, 2024, are reflected on the Statement of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the year ended February 29, 2024, the
Distributor received $3 thousand from commissions earned in connection with sales of Class A.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the year ended
February 29, 2024, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2024. Under the terms of the agreement, the
Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the
Fund in any fiscal year exceed the expense limits of such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance
Precious Metals and Minerals Fund Fund Shares
Institutional
Shares Class A
in thousands $ — $ 1 $ —
as annual % rate —% —%(a) —%
(a) Rounds to less than 0.01%.

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
21
with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits.
As of February 29, 2024, the expense limits (excluding voluntary waivers) were:
Under the terms of the expense limitation agreement, as amended June 22, 2023, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at February 29, 2024.
As of February 29, 2024, the following amounts are available to be repaid to the Adviser (amounts in thousands):
* Amount expires by May 31, 2024.
** Amount expires by May 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended February 29, 2024.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
6. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected
(or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Global markets, or those in a particular region, may all react in similar fashion to important political, economic, or other developments. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile.
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended February 29, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023,
In effect until June 30, 2024
Fund Shares Institutional Shares Class A
Precious Metals and Minerals Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.27% 1.00% 1.34%
Expires
2024*
Expires
2025**
Expires
2026
Expires
2027 Total
Precious Metals and Minerals Fund ............................ $ 5 $ 22 $ 34 $ 35 $ 96

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
22
the agreement was renewed with a termination date of June 26, 2024, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the year ended February 29, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Fund during the year ended February 29, 2024, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the year ended February 29, 2024.
8. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of February 29, 2024, on the Statement of Assets and Liabilities, there were no permanent book-to-tax difference reclassification adjustments.
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
* Effective February 28, 2023, the Fund's fiscal year end changed from May 31 to February 28.
Borrower or
Lender
Amount
Outstanding at
February 29, 2024
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Precious Metals and Minerals Fund ................... Borrower $ — $ 978 5.75% $ 1,068
Year Ended February 29, 2024
Distributions
Paid From:
Ordinary
Income
Total
Distributions
Paid
Precious Metals and Minerals Fund .............................................................. $ 12,031 $ 12,031
Nine Months Ended February 28,
2023*
Distributions
Paid From:
Ordinary
Income
Total
Distributions
Paid
Precious Metals and Minerals Fund .............................................................. $ 4,802 $ 4,802

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
23
As of February 29, 2024, the components of accumulated earnings/(loss) on a tax basis were as follows (amounts in thousands):
D
* Qualified late-year losses are comprised of post-October capital losses incurred after October 31 and certain late-year ordinary losses. Late-
year ordinary losses represent ordinary losses incurred after December 31 and specified losses incurred after October 31. These losses are deemed to arise on the first day of the Fund’s next taxable year.
* * The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales and passive foreign investment company adjustments.
As of February 29, 2024, the Fund had net capital loss carryforwards as shown in the table below (amounts in thousands). It is unlikely that the
Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
As of February 29, 2024, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
9. New Regulatory Pronouncement:
In October 2022, the SEC adopted the Tailored Shareholder Reports Rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
Year Ended May 31, 2022
Distributions
Paid From:
Ordinary
Income
Total
Distributions
Paid
Precious Metals and Minerals Fund .............................................................. $ 5,009 $ 5,009
Other
Earnings
(Loss)
Accumulated
Earnings
(Loss)
Accumulated
Capital and
Other Losses
Qualified
Late-Year
Losses*
Unrealized
Appreciation
(Depreciation)**
Total
Accumulated
Earnings
(Loss)
Precious Metals and Minerals Fund ............ $ (3) $ (3) $ (788,247) $ (1,722) $ 42,920 $ (747,052)
Short-Term
Amount
Long-Term
Amount Total
Precious Metals and Minerals Fund ......................................... $ (12,277) $ (775,970) $ (788,247)
Cost of Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Precious Metals and Minerals Fund .................... $ 376,02 3 $ 101,0 70 $ (58,150) $ 42,920

24
Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Victory Precious Metals and Minerals Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Victory Precious Metals and Minerals Fund (the “Fund”) (one of the
funds constituting Victory Portfolios III (the “Trust”)), including the schedule of portfolio investments, as of February 29, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended and the period from June 1, 2022 through February 28, 2023 and the year ended May 31, 2022, the financial highlights for the year then ended and the period from June 1, 2022 through February 28, 2023 and each of the four years in the period ended May 31, 2022, and the related notes (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Victory Portfolios III) at February 29, 2024, the results of its operations for the year then ended, the changes in its net assets for the year then ended and the period from June 1, 2022 through February 28, 2023 and the year ended May 31, 2022, and its financial highlights for the year then ended and the period from June 1, 2022 through February 28, 2023 and each of the four years in the period ended
May 31, 2022, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 29, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Victory Capital investment companies since 1995.
San Antonio, Texas
April 26, 2024

Supplemental Information
February 29, 2024
Victory Portfolios III
25
(Unaudited)
Trustee and Officer Information
Board of Trustees:
Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the
State of Delaware. There are currently seven Trustees, six of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (“Independent Trustees”) and one of whom is an “interested person” of the Trust within the meaning of that term under the
1940 Act (“Interested Trustee”). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.
The following tables list the Trustees, their date of birth, position with the Trust, commencement of service, principal occupations during the past five years, and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange
Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 45 portfolios in the Trust. Each Trustee’s address is c/o Fund
Administration, 15935 La Cantera Pkwy, San Antonio, TX 78256.
Name and Date of
Birth
Position Held with the
Trust
Date Commenced
Service
Principal Occupation During Past
5 Years
Other Directorships Held During Past
5 Years
Independent Trustees
Jefferson C. Boyce
(September 1957)
Independent
Chair
Trustee since
September 2013,
Independent Chair
since January 2021
Retired. Westhab, Inc., New York Theological
Seminary, American Filtration Corp.
Dawn M. Hawley
(February 1954)
Trustee April 2014 Retired. None.
Daniel S. McNamara
(June 1966)
Trustee January 2012 Trustee, President, and Vice
Chairman of USAA ETF Trust (6/17-
6/19); President of Financial Advice
& Solutions Group (FASG), USAA
(2/13-3/21); Director of USAA Asset
Management Company (AMCO),
(8/11-6/19); Chairman of Board of
AMCO (4/13-6/19); Director of
USAA Investment Services Company
(ISCO) (formerly USAA Investment
Management Company) (9/09-3/21);
Chairman of Board of ISCO (4/13-
12/20); President and Director of
USAA Shareholder Account Services
(SAS) (10/09-6/19); Chairman of
Board of SAS (4/13-6/19); Senior
Vice President of USAA Financial
Planning Services Insurance Agency,
Inc. (FPS) (4/11-3/21); Director and
Vice Chairman of FPS (12/13-3/21);
President and Director of USAA
Investment Corporation (ICORP)
(3/10-3/21); Chairman of Board of
ICORP (12/13-3/21); Director of
USAA Financial Advisors, Inc. (FAI)
(12/13-3/21); Chairman of Board of
FAI (3/15-3/21).
None.
Richard Y.
Newton, III
(January 1956)
Trustee March 2017 Director, Elta North America (1/18-
8/19), which is a global leader in the
design, manufacture, and support
of innovative electronic systems in
the ground, maritime, airborne, and
security domains for the nation’s
warfighters, security personnel, and
first responders; Managing Partner,
Pioneer Partnership Development
Group (12/15-present).
Terran Orbital Corp., American Made
Filtration Corp.

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
26
(Unaudited)
* Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.
The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.
Barbara B. Ostdiek,
Ph.D. (March 1964)
Trustee January 2008 Senior Associate Dean of Degree
programs at Jesse H. Jones Graduate
School of Business at Rice University
(7/13-present); Associate Professor
of Finance at Jesse H. Jones Graduate
School of Business at Rice University
(7/01-7/21); Professor of Finance
at Jesse H. Jones Graduate School
of Business at Rice University
(7/21-present).
None.
John C. Walters
(February 1962)
Trustee July 2019 Retired. Guardian Variable Products Trust
(16 series)
Interested Trustee
David C. Brown*
(May 1972)
Trustee July 2019 Chief Executive Officer and
Chairman (since 2013), the Adviser;
Chief Executive Officer and
Chairman (since 2013), Victory
Capital Holdings, Inc.; Director
(since 2013), Victory Capital
Services, Inc.; Director (since 2019),
Victory Capital Transfer Agency, Inc.
Trustee, Victory Portfolios; Board
Member, Victory Capital Services, Inc.

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
27
(Unaudited)
Officers:
The officers of the Trust are elected by the Board to actively supervise the Trust’s day-to-day operations. The officers of the Trust, their date of birth, the length of time served, and their principal occupations during the past five years are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the
Trust is 15935 La Cantera Parkway, San Antonio, Texas 78256. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.
Name and Date of Birth Position with the Trust
Date Commenced
Service Principal Occupation During Past 5 Years
James K. De Vries
(April 1969)
President March 2018 Head of Fund Administration, the Adviser (5/1/23-present); Vice
President, Victory Capital Transfer Agency, Inc. (4/20/23-present);
Executive Director, the Adviser (7/1/19-4/30/23); Executive
Director, Investment and Financial Administration, USAA (2012-
6/30/19); Treasurer, USAA Mutual Funds Trust (2018-4/30/23).
Mr. De Vries also serves as the Principal Executive Officer for the Funds, Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.
Scott A. Stahorsky
(July 1969)
Vice President July 2019 Director, Third-Party Dealer Services & Reg Administration, Fund
Administration, the Adviser (5/1/23-present); Vice President,
Victory Capital Transfer Agency, Inc. (4/20/23-present); Manager,
Fund Administration, the Adviser (2015-4/30/23). Mr. Stahorsky
also serves as Vice President of Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Thomas Dusenberry
(July 1977)
Secretary June 2022 Director, Fund Administration, the Adviser (5/1/23-present);
Manager, Fund Administration, the Adviser (2022-4/30/23);
Treasurer and Principal Financial Officer (2020-2022), Assistant
Treasurer (2019), Salient MF Trust, Salient Midstream, MLP
Fund, and Forward Funds; Principal Financial Officer (2018-
2021) and Treasurer (2020-2021), Salient Private Access Funds
and Endowment PMF Funds; Senior Vice President of Fund
Accounting and Operations, Salient Partners (2020-2022); Director
of Fund Operations, Salient Partners (2016-2019). Mr. Dusenberry
also serves as Secretary of Victory Portfolios, Victory Portfolios II
and Victory Variable Insurance Funds.
Allan Shaer
(March 1965)
Treasurer July 2019 Senior Vice President, Financial Administration, Citi Fund Services
Ohio, Inc. (since 2016). Mr. Shaer also serves as the Funds’
Principal Financial and Accounting Officer. Mr. Shaer also serves as Treasurer of Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.
Christopher A. Ponte
(March 1984)
Assistant Treasurer May 2023 Director, Fund and Broker Dealer Finance, the Adviser
(5/1/23-present); Manager, Fund Administration, the Adviser
(2017-4/30/23); Chief Financial Officer, Victory Capital Services,
Inc. (since 2018). Mr. Ponte also serves as Assistant Treasurer of Victory Portfolios, Victory Portfolios II and Victory Variable
Insurance Funds.
Carol D. Trevino
(October 1965)
Assistant Treasurer September 2018 Director, Financial Reporting, Fund Administration, the Adviser
(5/1/23-present); Director, Accounting and Finance, the Adviser
(7/1/19-4/30/23); Accounting/Financial Director, USAA (12/13-
6/30/19). Ms. Trevino also serves as Assistant Treasurer Victory
Portfolios, Victory Portfolios II and Victory Variable Insurance
Funds.
Sean Fox
(September 1976)
Chief Compliance Officer June 2022 Senior Compliance Officer, the Adviser (2019-present);
Compliance Officer, the Adviser (2015-2019). Mr. Fox also
serves as Chief Compliance Officer for Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Michael Bryan
(December 1962)
Anti-Money Laundering
Compliance Officer and
Identity Theft Officer
May 2023 Vice President, CCO Compliance Support Services, Citi Fund
Services Ohio, Inc. (2008-present). Mr. Bryan also serves as the
Anti-Money Laundering Compliance Officer and identity Theft
Officer for Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.

Victory Portfolios III
28
(Unaudited)
Supplemental Information — continued
February 29, 2024
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Fund’s Statement of Additional Information on our website or upon request by calling 800-235-8396. The Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and is available on the SEC’s website at sec.gov.
Expense Examples
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2)
ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1,
2023, through February 29, 2024.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
9/1/23
Actual
Ending
Account
Value
2/29/24
Hypothetical
Ending
Account
Value
2/29/24
Actual
Expenses
Paid During
Period
9/1/23 - 2/29/24*
Hypothetical
Expenses
Paid During
Period
9/1/23 - 2/29/24*
Annualized
Expense Ratio
During Period
9/1/23 - 2/29/24
Precious Metals and Minerals Fund
Fund Shares ............................ $ 1,000.00 $ 904.00 $ 1,018.90 $ 5.68 $ 6.02 1.20%
Institutional Shares ....................... 1,000.00 905.20 1,019.84 4.78 5.07 1.01%
Class A ............................... 1,000.00 902.90 1,018.20 6.34 6.72 1.34%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Portfolios III
29
(Unaudited)
Supplemental Information — continued
February 29, 2024
Additional Federal Income Tax Information
For the fiscal year ended February 29, 2024, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
Dividends qualified for corporate dividends received deductions of 29%.
The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per share outstanding on February 29, 2024, were $0.66 and $0.07, respectively.

Victory Portfolios III
30
(Unaudited)
Supplemental Information — continued
February 29, 2024
Considerations of the Board in Continuing the Investment Advisory Agreements
Victory Precious Metals & Minerals Fund (the “Fund”)
At a meeting of the Board of Trustees (the “Board”) of Victory Portfolios III (the “Trust”) held on December 7-8, 2023, the Board, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the
“Independent Trustees”), approved for an annual period the continuance of the Investment Advisory Agreement (the “Advisory Agreement”)
between the Trust and Victory Capital Management Inc. (the “Adviser”) with respect to the Fund. Prior to the December 7-8, 2023 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 17, 2023.
In advance of the foregoing meetings, the Trustees requested, received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund’s investment performance, expenses, and fees to comparable investment companies; (ii)
information concerning the services rendered to the Fund, as well as information regarding the Adviser’s revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser’s operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees (“Independent Counsel”) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The
Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with
Independent Counsel at which no representatives of management were present.
At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund’s performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory
Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser’s profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board’s and its committees’ consideration of the Advisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser in prior years and that the Board’s conclusions may be based, in part, on its consideration of these same arrangements in prior years.
ADVISORY AGREEMENT
After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.
Nature, Extent, and Quality of Services – In considering the nature, extent, and quality of the services provided by the Adviser under the
Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board considered that the Adviser manages the Fund’s assets directly through one or more investment franchises, and in doing so, continuously supervises the investment and reinvestment of cash and securities comprising the Fund’s assets. The Board also considered that the Adviser monitors pertinent economic, statistical, and financial data to determine which issuers and securities to include in the Fund’s portfolio as part of a continuous investment program. The Board also took into account its knowledge of the Adviser’s management and the quality of the performance of the
Adviser’s duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the
Fund, the Adviser and its affiliates provide administrative services, transfer agency services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the
Trust.
The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund’s compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.
The Board considered the Adviser’s management style and the performance of the Adviser’s duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund’s brokerage, including the Adviser’s process for monitoring “best execution,” also was considered. The Adviser’s role in coordinating the activities of the Fund’s other service providers was also considered.
The Board also considered the Adviser’s risk management processes. The Board considered the Adviser’s financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
31
(Unaudited)
Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.
The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the
Adviser’s oversight of the Fund’s day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser’s compliance and administrative staff.
Expenses and Performance – In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund’s advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund’s expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the “expense group”) and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the “expense universe”). Among other data, the
Board noted that the Fund’s net management fee rate – which includes advisory and administrative services and the effects of any performance adjustment, as well as any fee waivers and reimbursements – was below the medians of its expense group and expense universe. The data indicated that the Fund’s total expenses, including after any reimbursements, were below the median of its expense group and above the median of its expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The
Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above, and noted the high quality of services received by the Fund.
In considering the Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund’s performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund’s average annual total returns relative to its
Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the “performance universe”). The
Fund’s performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/
objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund’s performance was above the average of its performance universe and its Lipper index for the one-, three- and five-year periods ended June 30,
2023.
As part of its consideration, the Board factored into its evaluation of the Fund’s expenses and performance, the potential limitations inherent in the methodology used by the independent third party for developing and constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. In this regard, the Board also noted that the methodology may result in the Fund’s being included in one peer group one year and in a different peer group the next, and in similar funds being included in different peer groups. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by the third party provided a useful measure of comparative expenses and performance.
Compensation and Profitability – The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser’s business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the
Adviser waived a portion of its management fees and/or reimbursed certain expenses with respect to the Fund. The Trustees reviewed the profitability of the Adviser’s relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide transfer agency services, shareholder servicing and administrative services to the Fund for which they receive compensation. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.
Economies of Scale – The Board considered whether there should be changes in the management fee rate or structure in order to enable the
Fund to participate in any economies of scale. The Board also considered the fee waiver and expense reimbursement arrangements by the
Adviser. The Board took into account management’s discussion of the Fund’s current advisory fee structure. The Board also considered the effect of the change in size, if any, of each of the Fund’s classes on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board also considered the Adviser’s reinvestment in the business in the form of adding to investment capabilities and resources, improvements in technology, and customer service. The Board determined that the current investment management fee structure was reasonable.
Other Benefits – The Board also considered the potential direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. These potential benefits included, among other things, the opportunity to offer additional products and services to the Fund’s shareholders.
Conclusions – The Board reached the following conclusions regarding the Fund’s Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
32
(Unaudited)
with similar investment objectives and to relevant indices; (iv) the Fund’s advisory fees are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser’s and its affiliates’ level of profitability from their relationship with the
Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

Victory Portfolios III

(Unaudited)
Supplemental Information — continued
February 29, 2024
Liquidity Risk Management Program:
The Fund has adopted and implemented a written liquidity risk management program (the “LRMP”) as required by Rule 22e-4 under the
Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to
Financial Statements). The Fund’s Board of Trustees approved the appointment of the Fund’s investment adviser, Victory Capital Management
Inc. (“Victory Capital”), as the administrator of the LRMP.
Victory Capital manages liquidity risks associated with the Fund’s investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of the Fund’s investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid, or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Fund’s portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.
At a meeting held on March 15, 2024, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Fund did not experience any significant liquidity challenges during the covered period, and the Fund’s LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure the Fund is able to meet redemption requests without significant dilution to the remaining investors’ interest in the Fund. During the review period, the Fund’s portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that the
Fund reasonably expected to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a highly liquid investment minimum. The Fund’s investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N- RN and recommended no material changes to the LRMP.

Victory Portfolios III

(Unaudited)
Supplemental Information — continued
February 29, 2024
Privacy Policy
Facts
WHAT DOES VICTORY
DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect, and share depend on the product or service you have with us. This information can include:
■ Social Security number and income.
■ Account balances and account transactions.
■ Data from public sources and third-party data services.
How?
All financial companies need to share customers’ personal information to run their everyday business as permitted by law. For example, we share with print and mail companies that assist us in sending mail. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons Victory chooses to share and whether you can limit this sharing.
Reasons we can share your personal information
Does
Victory
share?
Can you limit
this sharing?
For our everyday business purposes —
such as to process your transactions, maintain your accounts, respond to court orders and legal investigations, or report to credit bureaus
Yes No
For our marketing purposes —
to offer products and services provided by Victory
Yes No
For joint marketing —
sharing with other financial companies to jointly market the other company’s products or services
No
We do not
share
For everyday business purposes of the Victory family of companies —
this can include information about your Victory transactions and experiences
Yes No
For everyday business purposes of the Victory family of companies —
this can include information about your creditworthiness or insurability
No
We do not
share
For non-Victory companies to market to you
No
We do not
share

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
35
(Unaudited)
To limit our
sharing
■ Visit us online: vcm.com/optout
■ Call (877) 660-4400 – our menu will prompt you through your choices.
Please note:
If you are a new customer, we can begin sharing this information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share and protect your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call your account representative or (877) 660-4400 and ask to speak to a representative.
Who we are
Who is providing this notice? Victory Capital Holdings, Inc., and its family of companies, including companies identified with the Victory Capital name as described in the affiliates section below.
What we do
How does Victory protect my
personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Victory collect my
personal information?
We collect your personal information, for example, when you:
■ Open an account or make deposits or withdrawals from your account.
■ Give us your contact or account information.
■ Direct us to buy or sell securities.
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing? Federal law gives you the right to limit only:
■ Sharing among affiliated companies for everyday business purposes information about your creditworthiness and insurability.
■ Affiliates from using your information to market to you.
■ Sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
What happens when I limit
sharing for an account I hold
jointly with someone else?
Your choices will apply to everyone on your account.
Definitions
Victory family of companies
(affiliates)
Companies owned or controlled by Victory Capital Holdings, Inc. They can be financial and nonfinancial companies in the Victory family of companies.
■ The Victory family of companies includes: companies with a Victory Capital name, including without limitation Victory Capital Services, Inc., Victory
Capital Transfer Agency, Inc., Victory Capital Management Inc. and its
subsidiaries, RS Investments (UK) Limited, RS Investments (Hong Kong)
Limited, and RS Investment Management (Singapore) Pte. Ltd., as well as pooled vehicles managed or administered by Victory Capital Management
Inc., from time to time.

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
36
(Unaudited)
Non-Victory companies
(nonaffiliates)
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
■ We only share with non-Victory companies to service transactions you request or as necessary to provide our services.
■ We do not share with non-Victory companies so they can market their products to you.
Joint Marketing A formal agreement between a Victory company and a non-Victory financial company to market the non-Victory company’s products or services to you.
■ We do not share with any non-Victory financial company for joint marketing.
Other important information
For Nevada Residents : Nevada law requires that we tell you about the option to be placed on our internal do-
not-call list. If you’d rather not receive sales calls from us, please call (877) 660-4400 and ask to speak to a representative so we can place you on our do-not-call list.
You may also contact: Bureau of Consumer Protection Office of the Nevada Attorney General, 555 E. Washington
Ave., Ste. 3900, Las Vegas, NV 89101, call 1-702-486-3132 or Email: BCPINFO@ag.state.nv.us.
For Vermont Residents : In accordance with Vermont law, we will not share information we collect about you with companies who are not affiliates, except as permitted by law, such as with your consent or to service your accounts.
We will not share information about your creditworthiness with our affiliates without your authorization or consent, but we may share information about our transactions or experiences with you with our affiliates as permitted by law.
For California Residents : In accordance with California law, we will not share information we collect about you with nonaffiliates, except as allowed by law. For example, we may share information with your consent or to service your accounts. Among our affiliates, we will limit information sharing to the extent required by California law.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
23407-0424

February 29, 2024
Annual Report
Victory Sustainable World Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Shareholder Letter (Unaudited) 2
Manager’s Commentary (Unaudited) 4
Investment Overview (Unaudited) 5
Investment Objective and Portfolio Holdings (Unaudited) 6
Schedule of Portfolio Investments 7
Financial Statements
Statement of Assets and Liabilities
25
Statement of Operations
26
Statements of Changes in Net Assets
27
Financial Highlights
29
Notes to Financial Statements 32
Report of Independent Registered Public Accounting Firm 40
Supplemental Information (Unaudited)
Trustee and Officer Information
41
Proxy Voting and Portfolio Holdings Information
44
Expense Examples
44
Additional Federal Income Tax Information
45
Advisory Contract Approval
46
Liquidity Risk Management Program
49
Privacy Policy
50

2
Victory Funds Letter to Shareholders
(Unaudited)
Dear Shareholder,
The past year provided us with a stark reminder of just how quickly the investing environment and sentiment can shift. Fortunately, this time the change was for the better.
While 2022 was marred by stomach-churning volatility and steep drawdowns in both equities and bonds, it was a different story in our most recent annual reporting period ending February 29, 2024. Despite the ongoing challenges and uncertainties, investors benefited from a rebound in both stock and bond markets.
Looking back, it wasn’t clear sailing the entire year, and there were plenty of twists and turns along the way. An early-year relief rally was a welcome respite for investors, with some of the most beaten down growth-oriented sectors leading the market higher. However, the rebound was threatened in March due to some unusual turmoil within the banking sector, which resulted in the collapse of a few large regional banks. This turmoil sparked fears of a liquidity crunch and a wider banking contagion, and volatility increased while equities retreated. Fortunately, the U.S. Federal Reserve (the “Fed”) took quick action to restore confidence in the banking system. It also helped that the Fed finally paused its long series of aggressive rate hikes as inflation data finally began to cool.
Financial markets resumed their rally in the spring and early summer, but as we moved into the fall, markets reversed yet again.
Investors began wondering if the Fed would be able to remove all the excess liquidity that had been used to support the economy during the pandemic without causing a recession. Ironically, good news on the economy had become bad news on the interest-
rate outlook.
As we moved deeper into the third quarter of 2023, markets struggled with the renewed notion that interest rates would remain
“higher-for-longer,” which seemingly had become the Fed’s new mantra. Yields moved higher (peaking for the year), and equities sold off as many pundits were predicting an imminent recession.
However, as we approached year-end and eased into a new year, yields declined and equities moved sharply higher. Although it wasn’t a straight line by any means, in our view, the past 12 months have been a near-best-case scenario after the tumult of the prior year. The economy proved resilient, corporate earnings continued to meet or exceed expectations, labor markets eased, and key measures of inflation moderated. Financial markets even began pricing in a series of rate cuts for 2024, though whether this comes to fruition will be data-dependent in the months ahead.
In terms of the numbers, the S&P 500
®
Index, the bell-weather proxy for our domestic stock market, delivered an impressive total return of 30.45% for our annual reporting period. Bonds also rebounded from a dreadful prior year. The Bloomberg U.S.
Aggregate Bond Index—a proxy for a diversified fixed income portfolio and one that many investors and institutions follow closely—delivered a total return of 3.33% for the 12-month reporting period.
Although the past year was constructive for investors, it’s important to remember that it was a winding road replete with many challenges. As we have championed before, it’s vital to remain calm in the face of adversity, but it’s equally important to resist unbridled optimism when markets rally strongly. We think the best approach is to stay even keeled and unemotional, and that you should understand your own risk tolerance, maintain a well-diversified portfolio across asset classes and investment types, and make a long-term plan and stick to it. We still believe that’s the best formula for success.

3
On the following pages you will find information relating to your Victory Mutual Fund. If you have any questions, we encourage you to contact our Investment Specialist. Call 800-235-8396, or visit our website at vcm.com.
From all of us here at Victory Capital, thank you for letting us help you work toward your investment goals.
James De Vries
President,
Victory Funds

4
Victory Sustainable World Fund
Manager’s Commentary
(Unaudited)
What were the market conditions during the reporting period?
In the second quarter of 2023, equities continued to rally. Many of the market leaders and underlying investing themes remained in place. The first half of 2023, also started on a positive note with gradual reopening of China from stringent COVID protocols, which instilled confidence in investors. After raising the federal funds rate by yet another 25 basis points (a basis point is 1/100th of a percentage point) in May 2023, the U.S. Federal Reserve (the “Fed”) took a breather, thanks largely to signs that inflation was cooling.
The strong global equity market rally enjoyed during the first half of the year did not continue in the third quarter. As the third quarter progressed, the market struggled with the renewed notion that interest rates would remain “higher-for-longer,” which seemingly became the Fed’s new mantra. Ongoing geopolitical tensions remained a significant risk fact for the global economy.
After a rocky start to the fourth quarter, global markets found their footing and coasted into year-end in what could only be described as a festive mood. October was a difficult month with both stock and bond markets facing severe headwinds. Chief among these was the notion that the Fed was not yet finished with its aggressive rate-hike campaign. In fact, many pundits were expecting an imminent recession, and stocks declined early in the quarter to reflect that possibility. Fortunately, it was a false alarm and sentiment flipped as we approached year-end.
In February 2024, the major global equity indices concluded the month with gains. The notable development in February revolved around the change in market anticipation regarding the timing of the first interest rate reduction. As rate cuts are still expected to occur, most anticipate they will now come later in the year.
How did the Victory Sustainable World Fund (the “Fund”) perform during the reporting period?
The Fund has three share classes: Fund Shares, Institutional Shares, and Class A. For the reporting period ended February 29,
2024, the Fund Shares, Institutional Shares, and Class A had a total return (at net asset value) of 25.59%, 25.67%, and 25.26%
respectively. This compares to returns of 23.15% for the MSCI All-Country World Index, and 22.68% for the Lipper Global
Funds Index.
Victory Capital Management Inc. (“VCM”) is the Fund’s investment adviser. RS Investments Global, RS Investments Value,
Sophus Capital, Trivalent Investments, NewBridge Asset Management, and THB Asset Management are VCM investment franchises that each manage portions of the Fund. Primary responsibility for the day-to-day discretionary management of the
Fund lies with the investment franchises and Victory Capital’s Victory Solutions platform.
What strategies did you employ during the reporting period?
During the reporting period ending on February 29, 2024, the Fund outperformed the MSCI All-Country World Index. On a country basis, stock selection in the United Kingdom was a positive contributor. Stock selection in the United States was a detractor.
Reviewing performance from a sector standpoint, stock selection was a positive contributor in consumer staples. The information technology and industrials sectors had a negative stock selection effect.
In managing the Fund, the portfolio managers integrate sustainable investing, responsible investing, and/or environmental, social, and governance (“ESG”) analysis (collectively referred to as “sustainable investing”), which generally is understood to entail incorporating financially material ESG considerations into the investment process in order to seek better risk-adjusted returns. Such considerations can include, for example, environmental implications, such as a company’s commitment to reducing carbon emissions, adoption of corporate cultural policies that promote employee inclusion and diversity, fair labor practices, measures to protect privacy and data security, and responsible supply chain management. Sustainable investing principles and considerations are not an exclusive factor, but rather an additional inclusive consideration to an investment team’s process. The sustainable investing factors considered, the types of information used, and the integration of those factors and information into the investment process varies by investment team.
Thank you for allowing us to assist you with your investment needs.

5
Victory Sustainable World Fund
Investment Overview
(Unaudited)
High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
The maximum offering price figures reflect a maximum sales charge of 5.75% for Class A. Net Asset Value does not reflect sales charges.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
Victory Sustainable World Fund — Growth of $10,000
1
The unmanaged MSCI All-Country World Index is a free float-adjusted, market-capitalization-weighted index designed to measure the performance of large- and mid-cap stocks across developed and emerging markets. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
2
The unmanaged Lipper Global Funds Index tracks the total return performance of funds within the Lipper Global Funds category. This category includes funds that invest at least 25% of their portfolio in securities traded outside of the United States and that may own U.S. securities as well. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended February 29, 2024
Fund
Shares
Institutional
Shares
Class A
INCEPTION DATE 10/1/92 8/7/15 8/1/10
Net Asset
Value
Net Asset
Value
Net Asset
Value
Maximum
Offering
Price
MSCI All-Country
World Index
1
Lipper Global
Funds Index
2
One Year 25.59% 25.67% 25.26% 18.07% 23.15% 22.68%
Five Year 11.03% 11.10% 10.73% 9.43% 10.51% 9.69%
Ten Year 8.66% N/A 8.38% 7.74% 8.37% 7.67%
Since Inception N/A 9.21% N/A N/A N/A N/A

6
Victory Portfolios III
Victory Sustainable World Fund
February 29, 2024
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks capital appreciation.
Top Sectors*:
February 29, 2024
(% of Net Assets)
Country Allocation:
February 29, 2024
(% of Net Assets)
*   Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
** Includes countries with less than 3.0% of portfolio and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Information Technology
21.7%
Financials
16.4%
Consumer Discretionary
12.9%
Health Care
11.4%
Industrials
10.7%
Communication Services
7.8%
Consumer Staples
5.9%
Materials
4.3%
Energy
3.8%
Utilities
2.3%

Schedule of Portfolio Investments
February 29, 2024
Victory Portfolios III
Victory Sustainable World Fund
7
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (98.5%)
Australia (1.9%):
Consumer Discretionary (0.7%):
Aristocrat Leisure Ltd. ................................................... 267,810 $ 8,135
Breville Group Ltd. ..................................................... 16,231 289
Lovisa Holdings Ltd. .................................................... 22,544 477
PWR Holdings Ltd. ..................................................... 57,235 461
9,362
Energy (0.0%):(a)
MMA Offshore Ltd. (b) ................................................... 215,520 300
Woodside Energy Group Ltd. .............................................. 18,782 370
670
Financials (0.4%):
Macquarie Group Ltd. ................................................... 27,480 3,488
National Australia Bank Ltd. ............................................... 48,014 1,066
QBE Insurance Group Ltd. ................................................ 37,470 422
4,976
Health Care (0.4%):
Cochlear Ltd. .......................................................... 2,306 526
CSL Ltd. ............................................................. 27,647 5,145
5,671
Industrials (0.1%):
Brambles Ltd. ......................................................... 40,012 393
IPH Ltd. ............................................................. 41,079 169
Johns Lyng Group Ltd. ................................................... 72,852 298
Qantas Airways Ltd. (b) ................................................... 98,640 330
1,190
Information Technology (0.0%):(a)
Technology One Ltd. .................................................... 17,623 195
Materials (0.2%):
Capricorn Metals Ltd. (b) ................................................. 63,815 196
Imdex Ltd. ............................................................ 334,933 462
Northern Star Resources Ltd. .............................................. 44,562 370
Ramelius Resources Ltd. ................................................. 412,835 385
Rio Tinto Ltd. ......................................................... 7,875 634
2,047
Real Estate (0.1%):
Charter Hall Group ...................................................... 37,983 310
Goodman Group ....................................................... 25,704 500
810
24,921
Austria (0.0%):(a)
Industrials (0.0%):(a)
ANDRITZ AG ......................................................... 8,736 550
Belgium (0.3%):
Information Technology (0.3%):
Melexis NV ........................................................... 51,973 4,375
Brazil (0.5%):
Communication Services (0.0%):(a)
TIM SA .............................................................. 176,800 646
Consumer Discretionary (0.1%):
Vibra Energia SA ....................................................... 124,690 649

Victory Portfolios III
Victory Sustainable World Fund
8
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Energy (0.1%):
Petroleo Brasileiro SA , ADR ............................................... 77,979 $ 1,288
Financials (0.1%):
Itau Unibanco Holding SA , ADR ............................................ 168,725 1,151
Industrials (0.1%):
Marcopolo SA , Preference Shares ........................................... 170,600 301
Santos Brasil Participacoes SA ............................................. 212,800 452
SIMPAR SA .......................................................... 163,300 253
1,006
Information Technology (0.0%):(a)
TOTVS SA ........................................................... 95,100 587
Materials (0.1%):
Vale SA .............................................................. 76,500 1,031
Real Estate (0.0%):(a)
Multiplan Empreendimentos Imobiliarios SA ................................... 87,700 466
Utilities (0.0%):(a)
CPFL Energia SA ....................................................... 48,800 347
7,171
Canada (3.6%):
Consumer Discretionary (0.2%):
Lululemon Athletica, Inc. (b) ............................................... 4,916 2,296
Consumer Staples (0.6%):
Alimentation Couche-Tard, Inc. ............................................. 132,473 8,217
Energy (0.4%):
Parex Resources, Inc. .................................................... 288,984 4,664
Pason Systems, Inc. ..................................................... 15,950 163
Trican Well Service Ltd. .................................................. 70,976 217
5,044
Financials (0.4%):
Fairfax Financial Holdings Ltd. ............................................. 5,100 5,444
Industrials (0.3%):
Bombardier, Inc. , Class B (b) ............................................... 114,015 4,131
Russel Metals, Inc. ...................................................... 7,912 259
4,390
Information Technology (0.9%):
Constellation Software, Inc. ............................................... 4,009 11,163
Shopify, Inc. , Class A (b) .................................................. 8,013 612
11,775
Materials (0.8%):
Agnico Eagle Mines Ltd. ................................................. 92,492 4,436
Karora Resources, Inc. (b) ................................................. 63,952 193
Stella-Jones, Inc. ....................................................... 109,648 6,165
10,794
47,960
Chile (0.0%):(a)
Utilities (0.0%):(a)
Enel Chile SA ......................................................... 4,853,107 292
China (2.9%):
Communication Services (1.1%):
NetEase, Inc. .......................................................... 65,500 1,423

Victory Portfolios III
Victory Sustainable World Fund
9
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Tencent Holdings Ltd. ................................................... 349,200 $ 12,233
Tencent Music Entertainment Group , ADR (b) ................................... 45,895 480
14,136
Consumer Discretionary (0.4%):
Alibaba Group Holding Ltd. ............................................... 201,176 1,850
Fuyao Glass Industry Group Co. Ltd. , Class A .................................. 126,500 761
H World Group Ltd. , ADR ................................................ 23,211 849
MINISO Group Holding Ltd. , ADR .......................................... 34,109 625
New Oriental Education & Technology Group, Inc. , ADR (b) ........................ 11,519 1,077
Vipshop Holdings Ltd. , ADR (b) ............................................ 32,285 621
5,783
Consumer Staples (0.4%):
Foshan Haitian Flavouring & Food Co. Ltd. , Class A .............................. 880,428 4,958
Tsingtao Brewery Co. Ltd. , Class H .......................................... 66,000 422
5,380
Energy (0.1%):
PetroChina Co. Ltd. , Class H .............................................. 1,370,000 1,075
Financials (0.6%):
Industrial & Commercial Bank of China Ltd. , Class H ............................. 13,318,370 6,827
PICC Property & Casualty Co. Ltd. , Class H ................................... 546,000 747
7,574
Health Care (0.1%):
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. , Class A ....................... 19,800 793
Industrials (0.1%):
Anhui Heli Co. Ltd. , Class A ............................................... 208,800 622
Weichai Power Co. Ltd. , Class H ............................................ 284,000 559
ZTO Express Cayman, Inc. , ADR ........................................... 32,280 620
1,801
Materials (0.1%):
Shandong Nanshan Aluminum Co. Ltd. , Class A ................................. 2,003,800 863
Western Mining Co. Ltd. , Class A ........................................... 452,500 1,045
1,908
38,450
Denmark (1.8%):
Consumer Discretionary (0.7%):
Pandora A/S .......................................................... 51,923 8,398
Health Care (1.1%):
Novo Nordisk A/S , Class B ................................................ 126,447 15,095
Industrials (0.0%):(a)
INVISIO AB .......................................................... 15,234 321
23,814
France (4.0%):
Communication Services (0.1%):
Publicis Groupe SA ..................................................... 8,247 872
Consumer Discretionary (0.5%):
La Francaise des Jeux SAEM (c) ............................................ 137,258 5,751
LVMH Moet Hennessy Louis Vuitton SE ...................................... 702 641
6,392
Consumer Staples (0.7%):
L'Oreal SA ........................................................... 19,329 9,232

Victory Portfolios III
Victory Sustainable World Fund
10
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Energy (0.6%):
Gaztransport Et Technigaz SA .............................................. 50,277 $ 7,772
Technip Energies NV .................................................... 17,358 377
8,149
Financials (0.1%):
AXA SA ............................................................. 22,141 788
BNP Paribas SA ........................................................ 9,742 585
1,373
Health Care (0.1%):
EssilorLuxottica SA ..................................................... 1,832 389
Ipsen SA ............................................................. 3,087 339
728
Industrials (1.2%):
Cie de Saint-Gobain SA .................................................. 10,144 782
Eiffage SA ............................................................ 4,440 484
Rexel SA ............................................................. 294,325 7,555
Safran SA ............................................................ 34,599 7,254
SPIE SA ............................................................. 7,685 256
16,331
Information Technology (0.1%):
Capgemini SE ......................................................... 3,066 745
STMicroelectronics NV .................................................. 8,584 390
1,135
Materials (0.6%):
Arkema SA ........................................................... 80,170 8,309
Real Estate (0.0%):(a)
Klepierre SA .......................................................... 11,963 304
Utilities (0.0%):(a)
Engie SA ............................................................. 26,286 422
53,247
Germany (0.5%):
Communication Services (0.1%):
Deutsche Telekom AG ................................................... 48,293 1,148
Consumer Discretionary (0.0%):(a)
HUGO BOSS AG ...................................................... 6,821 464
Consumer Staples (0.0%):(a)
Henkel AG & Co. KGaA , Preference Shares .................................... 4,756 358
Financials (0.1%):
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen , Class R ............... 1,622 755
Industrials (0.2%):
2G Energy AG ......................................................... 11,912 299
Amadeus Fire AG ...................................................... 1,977 233
Daimler Truck Holding AG ................................................ 10,356 423
Siemens AG , Registered Shares ............................................. 8,200 1,623
2,578
Information Technology (0.1%):
Atoss Software AG ...................................................... 729 189
Infineon Technologies AG ................................................. 9,795 352
PVA TePla AG (b) ....................................................... 8,166 199

Victory Portfolios III
Victory Sustainable World Fund
11
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
SAP SE .............................................................. 2,703 $ 506
1,246
6,549
Greece (0.1%):
Energy (0.0%):(a)
Motor Oil Hellas Corinth Refineries SA ....................................... 17,813 509
Financials (0.1%):
National Bank of Greece SA (b) ............................................. 101,999 801
Industrials (0.0%):(a)
Mytilineos SA ......................................................... 14,267 555
1,865
Hong Kong (0.1%):
Consumer Discretionary (0.0%):(a)
Man Wah Holdings Ltd. .................................................. 402,800 261
Financials (0.0%):(a)
BOC Hong Kong Holdings Ltd. ............................................ 101,000 265
Industrials (0.1%):
CK Hutchison Holdings Ltd. ............................................... 59,000 298
Techtronic Industries Co. Ltd. .............................................. 50,500 545
843
Real Estate (0.0%):(a)
Sino Land Co. Ltd. ...................................................... 278,000 299
1,668
Hungary (0.1%):
Financials (0.1%):
OTP Bank Nyrt ........................................................ 17,032 818
India (1.1%):
Consumer Discretionary (0.2%):
Hero MotoCorp Ltd. ..................................................... 19,810 1,056
Mahindra & Mahindra Ltd. ................................................ 48,835 1,137
Tata Motors Ltd. ....................................................... 76,727 878
3,071
Financials (0.3%):
ICICI Bank Ltd. , ADR ................................................... 112,085 2,871
LIC Housing Finance Ltd. ................................................. 101,593 793
Manappuram Finance Ltd. ................................................ 494,261 1,051
4,715
Health Care (0.1%):
Dr Reddy's Laboratories Ltd. ............................................... 12,806 993
Industrials (0.1%):
Larsen & Toubro Ltd. .................................................... 27,173 1,139
Information Technology (0.1%):
Cyient Ltd. ........................................................... 11,431 279
HCL Technologies Ltd. ................................................... 43,859 879
1,158
Materials (0.2%):
JK Paper Ltd. .......................................................... 86,118 388
Tata Steel Ltd. ......................................................... 533,444 904
UltraTech Cement Ltd. ................................................... 8,176 976
2,268

Victory Portfolios III
Victory Sustainable World Fund
12
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Utilities (0.1%):
Power Grid Corp. of India Ltd. ............................................. 365,741 $ 1,250
14,594
Indonesia (0.6%):
Communication Services (0.5%):
PT Telkom Indonesia Persero Tbk ........................................... 23,746,438 6,055
Financials (0.1%):
PT Bank Mandiri Persero Tbk .............................................. 3,550,700 1,587
7,642
Ireland (0.8%):
Consumer Discretionary (0.1%):
PDD Holdings, Inc. , ADR (b) ............................................... 14,732 1,835
Financials (0.0%):(a)
Bank of Ireland Group PLC ............................................... 38,747 338
Health Care (0.2%):
ICON PLC (b) ......................................................... 2,092 671
Medtronic PLC ........................................................ 27,700 2,309
2,980
Industrials (0.1%):
AerCap Holdings NV (b) .................................................. 10,302 795
Materials (0.4%):
James Hardie Industries PLC (b) ............................................ 138,112 5,461
11,409
Israel (0.1%):
Financials (0.0%):(a)
Bank Leumi Le-Israel BM ................................................ 34,184 287
Information Technology (0.1%):
Nice Ltd. (b) ........................................................... 1,814 444
731
Italy (0.5%):
Health Care (0.1%):
El.En. SpA (d) ......................................................... 27,024 248
Recordati Industria Chimica e Farmaceutica SpA ................................ 7,663 429
677
Industrials (0.0%):(a)
Leonardo SpA ......................................................... 18,982 406
Salcef Group SpA ...................................................... 10,889 267
673
Information Technology (0.0%):(a)
Sesa SpA ............................................................. 2,773 344
Utilities (0.4%):
Enel SpA ............................................................. 69,395 441
Iren SpA ............................................................. 118,191 233
Snam SpA ............................................................ 873,477 4,080
4,754
6,448
Japan (6.0%):
Communication Services (0.7%):
Capcom Co. Ltd. ....................................................... 78,108 3,154
Kakaku.com, Inc. ....................................................... 497,691 5,718
Nippon Telegraph & Telephone Corp. ........................................ 659,650 802

Victory Portfolios III
Victory Sustainable World Fund
13
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Okinawa Cellular Telephone Co. ............................................ 5,800 $ 140
9,814
Consumer Discretionary (0.7%):
Aucnet, Inc. ........................................................... 17,300 260
Goldwin, Inc. .......................................................... 2,900 168
Honda Motor Co. Ltd. ................................................... 53,000 630
Isuzu Motors Ltd. ....................................................... 49,100 701
Panasonic Holdings Corp. ................................................. 35,600 337
Shoei Co. Ltd. ......................................................... 21,000 297
Suzuki Motor Corp. ..................................................... 13,800 607
Toyota Motor Corp. ..................................................... 26,000 626
ZOZO, Inc. ........................................................... 276,500 6,276
9,902
Consumer Staples (0.6%):
Asahi Group Holdings Ltd. ................................................ 13,500 463
Daikokutenbussan Co. Ltd. ................................................ 4,700 295
Milbon Co. Ltd. ........................................................ 6,700 144
Toyo Suisan Kaisha Ltd. .................................................. 113,949 6,614
7,516
Financials (0.8%):
eGuarantee, Inc. ........................................................ 14,100 186
Mizuho Financial Group, Inc. .............................................. 441,411 8,248
ORIX Corp. ........................................................... 22,674 476
Sumitomo Mitsui Financial Group, Inc. ....................................... 19,375 1,080
Tokio Marine Holdings, Inc. ............................................... 21,900 640
10,630
Health Care (0.5%):
Elan Corp. ............................................................ 31,100 198
Hoya Corp. ........................................................... 33,602 4,387
Nakanishi, Inc. ......................................................... 10,600 169
Otsuka Holdings Co. Ltd. ................................................. 12,900 524
Shionogi & Co. Ltd. ..................................................... 10,400 518
Takara Bio, Inc. ........................................................ 20,900 142
5,938
Industrials (1.1%):
Aeon Delight Co. Ltd. ................................................... 9,300 212
AIT Corp. ............................................................ 16,300 195
AZ-COM MARUWA Holdings, Inc. ......................................... 13,700 136
Central Japan Railway Co. ................................................ 17,800 448
Fuji Electric Co. Ltd. .................................................... 90,500 5,512
FULLCAST Holdings Co. Ltd. ............................................. 14,400 148
Hosokawa Micron Corp. .................................................. 3,400 108
ITOCHU Corp. ........................................................ 27,209 1,182
JAC Recruitment Co. Ltd. ................................................. 60,400 310
Komatsu Ltd. .......................................................... 23,100 671
Mitsubishi Heavy Industries Ltd. ............................................ 8,900 704
Mitsui & Co. Ltd. ....................................................... 24,220 1,064
Nippon Yusen KK ...................................................... 122,762 3,910
Sanyo Denki Co. Ltd. .................................................... 5,500 246
TKC Corp. ........................................................... 8,200 203
Tsurumi Manufacturing Co. Ltd. ............................................ 7,300 171
15,220
Information Technology (1.2%):
Advantest Corp. ........................................................ 12,600 593
Anritsu Corp. .......................................................... 28,300 243
Avant Group Corp. ...................................................... 21,000 192
Canon, Inc. ........................................................... 15,300 448
Dexerials Corp. ........................................................ 5,800 234

Victory Portfolios III
Victory Sustainable World Fund
14
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Disco Corp. ........................................................... 20,100 $ 6,551
DTS Corp. ............................................................ 9,400 253
Future Corp. .......................................................... 23,900 269
Horiba Ltd. ........................................................... 5,400 528
Micronics Japan Co. Ltd. ................................................. 14,600 737
NEC Corp. ........................................................... 11,100 749
Oracle Corp. .......................................................... 62,200 4,770
SHIFT, Inc. (b) ......................................................... 1,500 277
TDK Corp. ........................................................... 11,900 621
16,465
Materials (0.2%):
Fujimi, Inc. ........................................................... 9,000 226
Fuso Chemical Co. Ltd. .................................................. 7,200 233
Nippon Pillar Packing Co. Ltd. ............................................. 7,300 269
Nippon Steel Corp. (d) ................................................... 23,900 593
Shin-Etsu Chemical Co. Ltd. ............................................... 11,515 492
Tosoh Corp. ........................................................... 31,482 429
2,242
Real Estate (0.0%):(a)
Daiwa House Industry Co. Ltd. ............................................. 14,800 427
Utilities (0.2%):
Tokyo Gas Co. Ltd. ..................................................... 115,200 2,522
80,676
Luxembourg (0.1%):
Energy (0.0%):(a)
Tenaris SA ............................................................ 24,401 434
Materials (0.1%):
Ternium SA , ADR ...................................................... 16,433 666
1,100
Malaysia (0.0%):(a)
Industrials (0.0%):(a)
Frencken Group Ltd. .................................................... 231,300 277
Mexico (0.3%):
Consumer Staples (0.1%):
Fomento Economico Mexicano SAB de CV , ADR ............................... 5,869 729
Gruma SAB de CV , Class B ............................................... 21,280 379
Kimberly-Clark de Mexico SAB de CV , Class A ................................. 163,191 363
1,471
Financials (0.1%):
Grupo Financiero Banorte SAB de CV , Class O ................................. 108,094 1,118
Qualitas Controladora SAB de CV ........................................... 39,742 446
1,564
Real Estate (0.1%):
Corp Inmobiliaria Vesta SAB de CV ......................................... 133,432 468
3,503
Netherlands (1.0%):
Communication Services (0.0%):(a)
Koninklijke KPN NV .................................................... 100,942 369
Consumer Discretionary (0.2%):
Prosus NV ............................................................ 16,016 468
Stellantis NV .......................................................... 57,706 1,509
1,977

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15
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Consumer Staples (0.1%):
Koninklijke Ahold Delhaize NV ............................................ 25,275 $ 753
Financials (0.1%):
Euronext NV (c) ........................................................ 5,102 470
ING Groep NV ........................................................ 35,655 491
NN Group NV ......................................................... 9,011 402
1,363
Information Technology (0.6%):
ASM International NV ................................................... 12,782 7,806
ASML Holding NV ..................................................... 791 750
8,556
13,018
New Zealand (0.3%):
Health Care (0.3%):
Fisher & Paykel Healthcare Corp. Ltd. ........................................ 317,205 4,718
Norway (0.6%):
Consumer Staples (0.1%):
Mowi ASA ........................................................... 33,887 655
Energy (0.3%):
Aker BP ASA (d) ....................................................... 133,932 3,253
Equinor ASA .......................................................... 13,629 336
TGS ASA ............................................................ 24,718 243
3,832
Financials (0.2%):
SpareBank 1 SMN ...................................................... 238,655 3,253
7,740
Panama (0.0%):(a)
Industrials (0.0%):(a)
Copa Holdings SA , Class A ................................................ 4,650 453
Poland (0.1%):
Consumer Discretionary (0.1%):
LPP SA .............................................................. 130 585
Financials (0.0%):(a)
Powszechna Kasa Oszczednosci Bank Polski SA ................................ 35,973 502
1,087
Portugal (0.0%):(a)
Energy (0.0%):(a)
Galp Energia SGPS SA ................................................... 28,266 445
Puerto Rico (0.1%):
Financials (0.1%):
EVERTEC, Inc. ........................................................ 17,273 624
OFG Bancorp ......................................................... 9,865 357
981
Russian Federation (0.0%):(a)
Energy (0.0%):(a)
Gazprom PJSC (b) (e) (f) ................................................... 303,950 8
Rosneft Oil Co. PJSC , GDR (b) (e) (f) ......................................... 124,892 6
14
Financials (0.0%):
Sberbank of Russia PJSC , ADR (b) (e) (f) ....................................... 91,313 —
14

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16
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Saudi Arabia (0.2%):
Communication Services (0.1%):
Saudi Telecom Co. ...................................................... 100,206 $ 1,134
Financials (0.0%):(a)
Alinma Bank .......................................................... 55,620 653
Information Technology (0.0%):(a)
Arabian Internet & Communications Services Co. ................................ 6,226 610
Materials (0.1%):
SABIC Agri-Nutrients Co. ................................................ 21,443 717
3,114
Singapore (0.5%):
Consumer Discretionary (0.0%):(a)
Genting Singapore Ltd. ................................................... 607,900 411
Consumer Staples (0.0%):(a)
Sheng Siong Group Ltd. .................................................. 210,000 242
Financials (0.4%):
DBS Group Holdings Ltd. ................................................. 21,905 544
iFAST Corp. Ltd. ....................................................... 40,600 219
Singapore Exchange Ltd. ................................................. 651,927 4,581
5,344
Information Technology (0.0%):(a)
Kulicke & Soffa Industries, Inc. ............................................. 6,023 287
Utilities (0.1%):
Sembcorp Industries Ltd. ................................................. 143,900 547
6,831
South Africa (0.5%):
Consumer Discretionary (0.4%):
Mr Price Group Ltd. ..................................................... 676,434 6,001
The Foschini Group Ltd. .................................................. 53,068 290
6,291
Financials (0.1%):
Investec PLC .......................................................... 56,658 354
Nedbank Group Ltd. ..................................................... 51,085 585
939
7,230
South Korea (1.6%):
Communication Services (0.0%):(a)
JYP Entertainment Corp. ................................................. 4,169 231
Consumer Discretionary (0.1%):
Kia Corp. ............................................................ 11,394 1,067
Energy (0.0%):(a)
S-Oil Corp. ........................................................... 9,375 539
Financials (0.2%):
DB Insurance Co. Ltd. ................................................... 13,234 982
KakaoBank Corp. ....................................................... 33,400 716
KIWOOM Securities Co. Ltd. .............................................. 3,251 307
Samsung Securities Co. Ltd. ............................................... 24,310 760
2,765

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17
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Health Care (0.0%):(a)
Classys, Inc. .......................................................... 9,576 $ 232
Industrials (0.3%):
Doosan Bobcat, Inc. ..................................................... 9,332 329
Hanwha Aerospace Co. Ltd. ............................................... 5,418 764
HD Hyundai Electric Co. Ltd. .............................................. 6,355 595
Hyundai Rotem Co. Ltd. .................................................. 20,596 519
Samsung C&T Corp. .................................................... 5,620 662
Samsung Engineering Co. Ltd. (b) ........................................... 25,322 468
3,337
Information Technology (0.9%):
HAESUNG DS Co. Ltd. .................................................. 7,404 257
Innox Advanced Materials Co. Ltd. .......................................... 12,526 299
Samsung Electronics Co. Ltd. .............................................. 218,954 12,087
12,643
Materials (0.1%):
LG Chem Ltd. ......................................................... 2,004 684
21,498
Spain (0.9%):
Consumer Discretionary (0.1%):
Industria de Diseno Textil SA .............................................. 21,163 941
Energy (0.0%):(a)
Repsol SA ............................................................ 25,527 406
Financials (0.8%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 942,637 9,401
Banco Santander SA ..................................................... 156,824 653
Bankinter SA .......................................................... 51,638 329
10,383
Utilities (0.0%):(a)
Iberdrola SA .......................................................... 41,697 479
12,209
Sweden (0.6%):
Consumer Discretionary (0.1%):
Evolution AB (c) ........................................................ 3,842 498
Financials (0.0%):(a)
Swedbank AB , Class A ................................................... 20,519 451
Health Care (0.0%):(a)
Biotage AB ........................................................... 15,338 257
Industrials (0.5%):
Atlas Copco AB , Class B ................................................. 431,067 6,455
Volvo AB , Class B ...................................................... 21,675 598
7,053
Information Technology (0.0%):(a)
HMS Networks AB ..................................................... 5,851 255
8,514
Switzerland (2.7%):
Consumer Discretionary (0.2%):
On Holding AG , Class A (b) (d) ............................................. 82,905 2,903
Consumer Staples (0.1%):
Coca-Cola HBC AG ..................................................... 17,969 560

Victory Portfolios III
Victory Sustainable World Fund
18
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Nestle SA , Registered Shares .............................................. 7,286 $ 756
1,316
Financials (1.2%):
Chubb Ltd. ........................................................... 32,081 8,074
Partners Group Holding AG ............................................... 5,109 7,347
Swiss Life Holding AG ................................................... 873 635
Zurich Insurance Group AG ............................................... 841 447
16,503
Health Care (0.9%):
Novartis AG , Registered Shares ............................................. 19,432 1,961
Roche Holding AG ...................................................... 33,392 8,732
Sandoz Group AG (b) .................................................... 15,495 480
11,173
Industrials (0.1%):
ABB Ltd. , Registered Shares ............................................... 11,009 508
Kardex Holding AG , Registered Shares ....................................... 1,527 406
914
Information Technology (0.1%):
Comet Holding AG , Class R ............................................... 1,202 427
Landis+Gyr Group AG ................................................... 4,536 354
Logitech International SA , Class R .......................................... 4,330 383
u-blox Holding AG ...................................................... 3,050 291
1,455
Materials (0.1%):
Glencore PLC ......................................................... 69,088 328
Holcim AG ........................................................... 12,734 1,040
1,368
35,632
Taiwan (2.6%):
Consumer Discretionary (0.1%):
Makalot Industrial Co. Ltd. ................................................ 38,000 447
Poya International Co. Ltd. ................................................ 25,250 393
840
Financials (0.7%):
Cathay Financial Holding Co. Ltd. ........................................... 6,025,000 8,599
Health Care (0.0%):(a)
Bora Pharmaceuticals Co. Ltd. ............................................. 21,000 445
Industrials (0.1%):
Fortune Electric Co. Ltd. ................................................. 41,000 700
Sunonwealth Electric Machine Industry Co. Ltd. ................................. 217,000 873
1,573
Information Technology (1.7%):
ASE Technology Holding Co. Ltd. ........................................... 1,408,000 6,218
Compeq Manufacturing Co. Ltd. ............................................ 198,000 477
Elite Material Co. Ltd. ................................................... 32,000 502
Gold Circuit Electronics Ltd. ............................................... 67,800 552
King Yuan Electronics Co. Ltd. ............................................. 205,000 577
Lite-On Technology Corp. ................................................ 1,384,000 4,804
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 391,000 8,571
Unimicron Technology Corp. .............................................. 105,000 597
United Microelectronics Corp. ............................................. 300,000 463
Wiwynn Corp. ......................................................... 8,000 591
23,352
34,809

Victory Portfolios III
Victory Sustainable World Fund
19
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Thailand (0.1%):
Energy (0.1%):
PTT Exploration & Production PCL-NVDR .................................... 193,700 $ 814
Health Care (0.0%):(a)
Bangkok Dusit Medical Services PCL-NVDR .................................. 779,500 619
1,433
Turkey (0.1%):
Consumer Discretionary (0.0%):(a)
Teknosa Ic Ve Dis Ticaret AS (b) ............................................ 144,561 234
Financials (0.1%):
Yapi ve Kredi Bankasi AS ................................................. 1,122,134 828
Industrials (0.0%):(a)
Pegasus Hava Tasimaciligi AS (b) ........................................... 14,953 411
1,473
United Arab Emirates (0.1%):
Financials (0.0%):(a)
Emirates NBD Bank PJSC ................................................ 166,588 830
Real Estate (0.1%):
Emaar Properties PJSC ................................................... 438,249 969
1,799
United Kingdom (3.5%):
Communication Services (0.1%):
Informa PLC .......................................................... 48,668 499
Moneysupermarket.com Group PLC ......................................... 58,162 180
YouGov PLC .......................................................... 16,756 241
920
Consumer Discretionary (0.8%):
Greggs PLC ........................................................... 178,048 6,071
Next PLC ............................................................ 49,876 5,243
11,314
Consumer Staples (0.5%):
Associated British Foods PLC .............................................. 20,968 603
Coca-Cola Europacific Partners PLC ......................................... 7,854 539
Imperial Brands PLC .................................................... 190,614 4,106
Marks & Spencer Group PLC .............................................. 142,893 428
Reckitt Benckiser Group PLC .............................................. 8,092 511
Tesco PLC ............................................................ 176,248 622
6,809
Energy (0.1%):
BP PLC .............................................................. 115,387 670
Harbour Energy PLC .................................................... 66,963 214
Subsea 7 SA .......................................................... 15,925 233
1,117
Financials (0.8%):
3i Group PLC ......................................................... 43,081 1,346
HSBC Holdings PLC .................................................... 1,076,213 8,375
Legal & General Group PLC ............................................... 102,020 313
Standard Chartered PLC .................................................. 90,645 766
10,800
Health Care (0.1%):
AstraZeneca PLC ....................................................... 5,336 672
GSK PLC ............................................................ 31,843 666

Victory Portfolios III
Victory Sustainable World Fund
20
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Hikma Pharmaceuticals PLC ............................................... 11,588 $ 288
1,626
Industrials (0.2%):
Clarkson PLC ......................................................... 7,094 321
easyJet PLC ........................................................... 64,562 445
Judges Scientific PLC .................................................... 1,566 211
Mitie Group PLC ....................................................... 227,910 308
RELX PLC ........................................................... 9,861 432
Rolls-Royce Holdings PLC (b) .............................................. 107,742 503
SThree PLC ........................................................... 69,514 367
2,587
Information Technology (0.1%):
Kainos Group PLC ...................................................... 22,249 312
Spirent Communications PLC .............................................. 99,608 132
The Sage Group PLC .................................................... 35,226 555
999
Materials (0.7%):
Ferroglobe PLC (b) ...................................................... 41,934 191
Rio Tinto PLC ......................................................... 151,022 9,686
9,877
Real Estate (0.0%):(a)
The British Land Co. PLC ................................................ 83,084 366
Utilities (0.1%):
Drax Group PLC ....................................................... 39,669 233
National Grid PLC ...................................................... 30,526 400
633
47,048
United States (57.7%):
Communication Services (5.1%):
Alphabet, Inc. , Class C (b) ................................................. 211,421 29,517
Meta Platforms, Inc. , Class A .............................................. 65,450 32,079
Netflix, Inc. (b) ......................................................... 3,123 1,883
The Trade Desk, Inc. , Class A (b) ............................................ 33,635 2,873
TKO Group Holdings, Inc. ................................................ 24,100 2,018
68,370
Consumer Discretionary (7.2%):
Acushnet Holdings Corp. ................................................. 10,131 653
Airbnb, Inc. , Class A (b) .................................................. 10,176 1,602
Amazon.com, Inc. (b) .................................................... 167,051 29,528
Atmus Filtration Technologies, Inc. (b) ........................................ 16,087 384
Beyond, Inc. (b) ........................................................ 16,294 546
BJ's Restaurants, Inc. (b) .................................................. 21,467 752
Brunswick Corp. ....................................................... 4,927 431
Century Communities, Inc. ................................................ 3,047 263
Gentherm, Inc. (b) ....................................................... 6,259 356
Installed Building Products, Inc. ............................................ 3,362 803
Johnson Outdoors, Inc. , Class A ............................................ 7,692 353
Latham Group, Inc. (b) ................................................... 301,633 1,023
LKQ Corp. ........................................................... 44,800 2,343
M/I Homes, Inc. (b) ...................................................... 1,864 237
Mattel, Inc. (b) ......................................................... 64,300 1,267
McDonald's Corp. ...................................................... 54,146 15,826
O'Reilly Automotive, Inc. (b) ............................................... 3,251 3,535
PulteGroup, Inc. ........................................................ 91,697 9,938
Ross Stores, Inc. ....................................................... 66,592 9,920
Samsonite International SA (b) (c) ............................................ 200,700 700
Sonos, Inc. (b) ......................................................... 31,346 594

Victory Portfolios III
Victory Sustainable World Fund
21
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Tesla, Inc. (b) .......................................................... 44,904 $ 9,065
Thor Industries, Inc. ..................................................... 5,714 732
Tri Pointe Homes, Inc. (b) ................................................. 21,663 766
Ulta Beauty, Inc. (b) ..................................................... 9,523 5,224
96,841
Consumer Staples (2.7%):
Colgate-Palmolive Co. ................................................... 160,572 13,893
Keurig Dr Pepper, Inc. ................................................... 103,300 3,090
Mondelez International, Inc. , Class A ......................................... 34,800 2,543
PepsiCo, Inc. .......................................................... 81,429 13,463
U.S. Foods Holding Corp. (b) ............................................... 55,400 2,814
35,803
Energy (2.1%):
APA Corp. ............................................................ 167,481 4,989
Cactus, Inc. , Class A ..................................................... 82,047 3,766
Chevron Corp. ......................................................... 11,200 1,702
Clean Energy Fuels Corp. (b) ............................................... 58,959 174
ConocoPhillips ........................................................ 73,507 8,272
Dril-Quip, Inc. (b) ....................................................... 10,826 245
Enterprise Products Partners LP ............................................. 81,300 2,232
Expro Group Holdings NV (b) .............................................. 27,294 488
Exxon Mobil Corp. ..................................................... 23,800 2,488
Green Plains, Inc. (b) ..................................................... 7,361 157
Marathon Oil Corp. ..................................................... 95,300 2,311
RPC, Inc. ............................................................ 70,494 521
Select Water Solutions, Inc. ................................................ 59,085 505
Solaris Oilfield Infrastructure, Inc. , Class A .................................... 42,358 359
TETRA Technologies, Inc. (b) .............................................. 92,179 359
28,568
Financials (8.5%):
Bank of America Corp. ................................................... 297,557 10,272
Brightsphere Investment Group, Inc. ......................................... 42,097 954
Brown & Brown, Inc. .................................................... 10,500 884
Cboe Global Markets, Inc. ................................................ 9,600 1,843
Citigroup, Inc. ......................................................... 65,200 3,618
First Busey Corp. ....................................................... 17,718 408
FleetCor Technologies, Inc. (b) .............................................. 7,300 2,039
Houlihan Lokey, Inc. .................................................... 1,979 255
JPMorgan Chase & Co. .................................................. 101,344 18,856
Live Oak Bancshares, Inc. ................................................ 10,402 413
LPL Financial Holdings, Inc. ............................................... 26,577 7,120
Mastercard, Inc. , Class A ................................................. 36,932 17,534
MSCI, Inc. ........................................................... 4,359 2,445
S&P Global, Inc. ....................................................... 31,802 13,623
Synchrony Financial ..................................................... 135,940 5,614
The Goldman Sachs Group, Inc. ............................................ 9,000 3,501
The PNC Financial Services Group, Inc. ...................................... 45,772 6,738
The Progressive Corp. ................................................... 26,600 5,042
Unum Group .......................................................... 153,804 7,606
Visa, Inc. , Class A ...................................................... 19,300 5,455
114,220
Health Care (7.5%):
AbbVie, Inc. .......................................................... 15,200 2,676
Addus HomeCare Corp. (b) ................................................ 3,623 334
Amgen, Inc. ........................................................... 39,985 10,949
Astrana Health, Inc. (b) ................................................... 11,487 517
Catalyst Pharmaceuticals, Inc. (b) ............................................ 36,429 584
CorVel Corp. (b) ........................................................ 3,078 751
CVS Health Corp. ...................................................... 85,116 6,330
Dexcom, Inc. (b) ........................................................ 30,823 3,547

Victory Portfolios III
Victory Sustainable World Fund
22
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Dynavax Technologies Corp. (b) ............................................ 28,302 $ 359
Eli Lilly & Co. ......................................................... 23,916 18,025
GE HealthCare Technologies, Inc. ........................................... 17,100 1,561
Halozyme Therapeutics, Inc. (b) ............................................. 12,693 505
Humana, Inc. .......................................................... 2,400 841
IDEXX Laboratories, Inc. (b) ............................................... 16,420 9,445
Integer Holdings Corp. (b) ................................................. 3,082 340
Intuitive Surgical, Inc. (b) ................................................. 5,742 2,214
Johnson & Johnson ..................................................... 61,657 9,950
Lantheus Holdings, Inc. (b) ................................................ 5,183 339
LeMaitre Vascular, Inc. ................................................... 11,908 834
McKesson Corp. ....................................................... 3,300 1,721
Merck & Co., Inc. ...................................................... 28,400 3,611
Neogen Corp. (b) ....................................................... 22,038 379
STAAR Surgical Co. (b) .................................................. 9,710 303
The Cigna Group ....................................................... 9,500 3,193
U.S. Physical Therapy, Inc. ................................................ 3,108 330
UFP Technologies, Inc. (b) ................................................. 3,468 722
UnitedHealth Group, Inc. ................................................. 28,202 13,921
Veeva Systems, Inc. , Class A (b) ............................................ 11,807 2,663
Vericel Corp. (b) ........................................................ 17,873 816
Zoetis, Inc. ........................................................... 12,185 2,417
100,177
Industrials (6.0%):
AAON, Inc. ........................................................... 7,541 633
AGCO Corp. .......................................................... 49,496 5,430
Allient, Inc. ........................................................... 13,482 383
Boise Cascade Co. ...................................................... 3,903 530
Caterpillar, Inc. ........................................................ 36,748 12,272
Delta Air Lines, Inc. ..................................................... 157,773 6,669
Eaton Corp. PLC ....................................................... 43,290 12,511
ESCO Technologies, Inc. ................................................. 4,863 495
FedEx Corp. .......................................................... 7,200 1,793
General Dynamics Corp. .................................................. 7,900 2,159
GMS, Inc. (b) .......................................................... 6,147 549
Hexcel Corp. .......................................................... 5,140 383
Hub Group, Inc. , Class A (b) ............................................... 5,458 232
Johnson Controls International PLC .......................................... 27,700 1,642
Leidos Holdings, Inc. .................................................... 22,900 2,928
Lennox International, Inc. ................................................. 25,854 12,183
PACCAR, Inc. ......................................................... 15,100 1,674
Parker-Hannifin Corp. ................................................... 3,100 1,660
Quanta Services, Inc. .................................................... 15,424 3,725
RTX Corp. ............................................................ 21,100 1,892
Sensata Technologies Holding PLC .......................................... 51,800 1,783
SPX Technologies, Inc. (b) ................................................ 6,596 773
SS&C Technologies Holdings, Inc. .......................................... 36,200 2,308
Standex International Corp. ................................................ 3,825 662
The Greenbrier Cos., Inc. ................................................. 12,622 653
Transcat, Inc. (b) ........................................................ 6,753 710
Trex Co., Inc. (b) ....................................................... 4,019 369
Uber Technologies, Inc. (b) ................................................ 54,083 4,300
81,301
Information Technology (15.5%):
Adobe, Inc. (b) ......................................................... 8,041 4,505
Advanced Energy Industries, Inc. ........................................... 5,688 576
Ambarella, Inc. (b) ...................................................... 5,845 326
Amphenol Corp. , Class A ................................................. 19,900 2,174
Analog Devices, Inc. .................................................... 9,200 1,765
Apple, Inc. ........................................................... 219,984 39,762
Applied Materials, Inc. ................................................... 12,500 2,520

Victory Portfolios III
Victory Sustainable World Fund
23
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Arista Networks, Inc. (b) .................................................. 15,744 $ 4,370
Badger Meter, Inc. ...................................................... 2,661 422
Broadcom, Inc. ........................................................ 4,098 5,329
Cadence Design Systems, Inc. (b) ............................................ 16,315 4,966
Cisco Systems, Inc. ..................................................... 153,151 7,408
ePlus, Inc. (b) .......................................................... 13,976 1,152
Fortinet, Inc. (b) ........................................................ 143,959 9,949
Insight Enterprises, Inc. (b) ................................................ 3,978 748
Microsoft Corp. ........................................................ 130,142 53,832
Motorola Solutions, Inc. .................................................. 8,655 2,860
NVIDIA Corp. ......................................................... 55,542 43,940
Palo Alto Networks, Inc. (b) ................................................ 10,725 3,331
Salesforce, Inc. (b) ...................................................... 5,900 1,822
ServiceNow, Inc. (b) ..................................................... 5,990 4,620
Texas Instruments, Inc. ................................................... 61,551 10,299
Zebra Technologies Corp. (b) ............................................... 6,400 1,789
208,465
Materials (0.6%):
Alcoa Corp. ........................................................... 125,522 3,415
Eagle Materials, Inc. ..................................................... 1,125 285
Hawkins, Inc. ......................................................... 9,005 633
NewMarket Corp. ...................................................... 414 266
PPG Industries, Inc. ..................................................... 12,800 1,812
Radius Recycling, Inc. ................................................... 12,637 250
Sealed Air Corp. ....................................................... 58,100 2,026
8,687
Real Estate (1.1%):
CoStar Group, Inc. (b) .................................................... 29,009 2,525
Equity LifeStyle Properties, Inc. ............................................ 27,000 1,818
Invitation Homes, Inc. ................................................... 50,600 1,724
Prologis, Inc. .......................................................... 60,314 8,038
14,105
Utilities (1.4%):
Constellation Energy Corp. ................................................ 56,049 9,441
Exelon Corp. .......................................................... 56,500 2,025
MGE Energy, Inc. ...................................................... 77,608 4,904
Vistra Corp. ........................................................... 47,900 2,613
18,983
775,520
Total Common Stocks (Cost $916,001) 1,323,626
Warrants (0.0%)
Canada (0.0%):
Information Technology (0.0%):
Constellation Software, Inc. (b) (e) ........................................... 5,434 —
Total Warrants (Cost $–) —
Exchange-Traded Funds (0.2%)
United States (0.2%):
iShares Core MSCI EAFE ETF ............................................. 11,385 817
iShares MSCI EAFE Small-Cap ETF ......................................... 8,407 515
iShares Russell 2000 ETF (d) ............................................... 2,559 521
1,853
Total Exchange-Traded Funds (Cost $1,808) 1,853
Collateral for Securities Loaned (0.4%)^
United States (0.4%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .22% (g) ........ 1,696,602 1,696

Victory Portfolios III
Victory Sustainable World Fund
24
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Name
Acquisition Date
Cost
Gazprom PJSC .............................................
8/13/2021
$ 1,231
Rosneft Oil Co. PJSC , GDR ....................................
4/6/2021
964
Sberbank of Russia PJSC , ADR ..................................
3/26/2021
1,405
Security Description Shares
Value
(000)
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .24% (g) ............ 1,696,602 $ 1,696
Invesco Government & Agency Portfolio, Institutional Shares , 5 .25% (g) ............... 1,696,602 1,697
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .22% (g) . 1,696,602 1,697
Total Collateral for Securities Loaned (Cost $6,786) 6,786
Total Investments (Cost $924,595) — 99.1% 1,332,265
Other assets in excess of liabilities — 0.9% 11,492
NET ASSETS - 100.00% $ 1,343,757
^ Purchased with cash collateral from securities on loan.
(a) Amount represents less than 0.05% of net assets.
(b) Non-income producing security.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of February 29, 2024, the fair value of these securities was
$7,419 (thousands) and amounted to 0.6% of net assets.
(d) All or a portion of this security is on loan.
(e) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of February 29, 2024. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(f) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at February 29, 2024 (amounts in thousands):
(g) Rate disclosed is the daily yield on February 29, 2024.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
GDR
—
Global Depositary Receipt
LP
—
Limited Partnership
NVDR
—
Non-Voting Depository Receipt
PCL
—
Public Company Limited
PLC
—
Public Limited Company

Statement of Assets and Liabilities
February 29, 2024
25
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
Victory Sustainable
World Fund
Assets:
Investments, at value (Cost $924,595) $ 1,332,265 (a)
Foreign currency, at value (Cost $1,670) 1,699
Cash 17,613
Receivables:
Interest and dividends 1,496
Capital shares issued 357
Investments sold 3,387
From Adviser 8
Reclaims 2,310
Prepaid expenses 18
Total Assets 1,359,153
Liabilities:
Payables:
Collateral received on loaned securities 6,786
Investments purchased 5,269
Capital shares redeemed 1,028
Accrued foreign capital gains taxes 796
To Internal Revenue Service ("IRS") for closing agreement and fees 161
Accrued expenses and other payables:
Investment advisory fees 830
Administration fees 158
Custodian fees 45
Transfer agent fees 145
Compliance fees 1
Trustees' fees — (b)
12b-1 fees — (b)
Other accrued expenses 177
Total Liabilities 15,396
Commitments and contingencies (Note 4 )
Net Assets:
Capital 934,613
Total accumulated earnings/(loss) 409,144
Net Assets $ 1,343,757
Net Assets
Fund Shares $ 1,334,778
Institutional Shares 4,631
Class A 4,348
Total $ 1,343,757
Shares (unlimited number of shares authorized with no par value):
Fund Shares 47,550
Institutional Shares 164
Class A 154
Total 47,868
Net asset value, offering and redemption price per share:(c)
Fund Shares $ 28 .07
Institutional Shares 28 .17
Class A 28 .15
Maximum Sales Charge — Class A 5 .75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 29 .87
(a) Includes $6,588 thousand of securities on loan.
(b) Rounds to less than $1 thousand.
(c) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Year Ended February 29, 2024
26
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory Sustainable
World Fund
Investment Income:
Dividends $ 26,007
Interest 658
Securities lending (net of fees) 84
Foreign tax withholding (1,782)
Total Income 24,967
Expenses:
Investment advisory fees 9,434
Administration fees — Fund Shares 1,849
Administration fees — Institutional Shares 4
Administration fees — Class A 6
Sub-Administration fees 110
12b-1 fees — Class A 10
Custodian fees 271
Transfer agent fees — Fund Shares 1,284
Transfer agent fees — Institutional Shares 4
Transfer agent fees — Class A 4
Trustees' fees 47
Compliance fees 12
Legal and audit fees 201
State registration and filing fees 70
Line of credit fees 1
Other expenses 168
Total Expenses 13,475
Expenses waived/reimbursed by Adviser (46)
Net Expenses 13,429
Net Investment Income (Loss) 11,538
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 61,080
Foreign taxes on realized gains (131)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 213,223
Net change in accrued foreign taxes on unrealized gains (775)
Net realized/unrealized gains (losses) on investments 273,397
Change in net assets resulting from operations $ 284,935

27
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Sustainable World Fund
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 11,538 $ 8,345 $ 12,802
Net realized gains (losses) 60,949 (35,792) 48,901
Net change in unrealized appreciation/depreciation 212,448 (1,060) (186,988)
Change in net assets resulting from operations 284,935 (28,507) (125,285)
Distributions to Shareholders:
Fund Shares (13,190) (32,058) (247,859)
Institutional Shares (45) (127) (505)
Class A (32) (106) (464)
Change in net assets resulting from distributions to shareholders (13,267) (32,291) (248,828)
Change in net assets resulting from capital transactions (100,067) (49,516) 143,070
Change in net assets 171,601 (110,314) (231,043)
Net Assets:
Beginning of period 1,172,156 1,282,470 1,513,513
End of period $ 1,343,757 $ 1,172,156 $ 1,282,470
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.

28
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Sustainable World Fund
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 45,003 $ 29,270 $ 72,669
Distributions reinvested 12,997 31,606 245,078
Cost of shares redeemed (156,832) (109,763) (180,222)
Total Fund Shares $ (98,832) $ (48,887) $ 137,525
Institutional Shares
Proceeds from shares issued $ 2,717 $ 3,805 $ 4,067
Distributions reinvested 43 125 496
Cost of shares redeemed (3,151) (4,915) (1,169)
Total Institutional Shares $ (391) $ (985) $ 3,394
Class A
Proceeds from shares issued $ 777 $ 472 $ 2,341
Distributions reinvested 24 83 253
Cost of shares redeemed (1,645) (199) (443)
Total Class A $ (844) $ 356 $ 2,151
Change in net assets resulting from capital transactions $ (100,067) $ (49,516) $ 143,070
Share Transactions:
Fund Shares
Issued 1,804 1,319 2,521
Reinvested 492 1,420 8,958
Redeemed (6,266) (4,937) (6,358)
Total Fund Shares (3,970) (2,198) 5,121
Institutional Shares
Issued 107 169 161
Reinvested 2 6 18
Redeemed (128) (215) (42)
Total Institutional Shares (19) (40) 137
Class A
Issued 31 20 89
Reinvested 1 4 9
Redeemed (69) (9) (15)
Total Class A (37) 15 83
Change in Shares (4,026) (2,223) 5,341
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
29
See notes to financial statements.
Victory Sustainable World Fund
Fund Shares
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Year
Ended
May 31, 2019
Net Asset Value, Beginning of Period $22.59 $23.70 $31.03 $23.38 $30.71 $31.82
Investment Activities:
Net investment income (loss) 0.23(b) 0.16(b) 0.25(b) 0.23(b) 0.27(b) 0.33
Net realized and unrealized gains (losses) 5.52 (0.65) (2.36) 8.74 2.87 0.51
Total from Investment Activities 5.75 (0.49) (2.11) 8.97 3.14 0.84
Distributions to Shareholders from:
Net investment income (0.27) (0.09) (0.27) (0.18) (0.32) (0.28)
Net realized gains — (0.53) (4.95) (1.14) (10.15) (1.67)
Total Distributions (0.27) (0.62) (5.22) (1.32) (10.47) (1.95)
Net Asset Value, End of Period $28.07 $22.59 $23.70 $31.03 $23.38 $30.71
Total Return(c)(d) 25.55% (2.01)% (8.90)% 39.07% 7.81% 3.23%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 1.08% 1.09% 1.05% 1.05% 1.07% 1.09%
Net Investment Income (Loss)(e) 0.93% 0.95% 0.87% 0.86% 0.98% 1.09%
Gross Expenses(e)(h) 1.08% 1.09% 1.05% 1.05% 1.07% 1.09%
Supplemental Data:
Net Assets at end of period (000's) $1,334,778 $1,163,680 $1,272,993 $1,507,963 $1,228,986 $1,280,661
Portfolio Turnover(c)(i) 32% 23% 37%(j) 88% 103%(k) 8%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(j) Reflects a return to normal trading levels after a prior year subadvisor termination.
(k) Reflects increased trading activity due to current year transition or asset allocation shift.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
30
See notes to financial statements.
Victory Sustainable World Fund
Institutional Shares
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Year
Ended
May 31, 2019
Net Asset Value, Beginning of Period $22.66 $23.78 $31.10 $23.42 $30.74 $31.75
Investment Activities:
Net investment income (loss) 0.25(b) 0.17(b) 0.31(b) 0.24(b) 0.29(b) 0.38
Net realized and unrealized gains (losses) 5.55 (0.65) (2.41) 8.77 2.86 0.48
Total from Investment Activities 5.80 (0.48) (2.10) 9.01 3.15 0.86
Distributions to Shareholders from:
Net investment income (0.29) (0.11) (0.27) (0.19) (0.32) (0.20)
Net realized gains — (0.53) (4.95) (1.14) (10.15) (1.67)
Total Distributions (0.29) (0.64) (5.22) (1.33) (10.47) (1.87)
Net Asset Value, End of Period $28.17 $22.66 $23.78 $31.10 $23.42 $30.74
Total Return(c)(d) 25.67% (1.96)% (8.87)% 39.17% 7.85% 3.29%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 1.02%(i) 1.00% 1.00% 0.99% 1.00% 1.05%(j)
Net Investment Income (Loss)(e) 1.02% 1.01% 1.10% 0.87% 1.00% 1.13%
Gross Expenses(e)(h) 1.66% 1.49% 1.29% 1.27% 1.13% 1.11%
Supplemental Data:
Net Assets at end of period (000's) $4,631 $4,140 $5,301 $2,660 $6,143 $12,567
Portfolio Turnover(c)(k) 32% 23% 37%(l) 88% 103%(m) 8%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Includes fees associated with the Fund's closing agreement on EU reclaims. If these fees had not been included, the net expense ratio would have been
0.01% lower.
(j) Effective October 1, 2018, USAA Asset Management Company (previous Adviser) had voluntarily agreed to limit the annual expenses of the Institutional
Shares to 1.00% of the Institutional Shares’ average daily net assets.
(k) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(l) Reflects a return to normal trading levels after a prior year subadvisor termination.
(m) Reflects increased trading activity due to current year transition or asset allocation shift.

31
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Sustainable World Fund
Class A
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Year
Ended
May 31, 2019
Net Asset Value, Beginning of Period $22.66 $23.77 $31.06 $23.40 $30.77 $31.86
Investment Activities:
Net investment income (loss)(b) 0.16 0.11 0.19 0.15 0.19 0.24
Net realized and unrealized gains (losses) 5.54 (0.65) (2.40) 8.76 2.86 0.53
Total from Investment Activities 5.70 (0.54) (2.21) 8.91 3.05 0.77
Distributions to Shareholders from:
Net investment income (0.21) (0.04) (0.13) (0.11) (0.27) (0.19)
Net realized gains — (0.53) (4.95) (1.14) (10.15) (1.67)
Total Distributions (0.21) (0.57) (5.08) (1.25) (10.42) (1.86)
Net Asset Value, End of Period $28.15 $22.66 $23.77 $31.06 $23.40 $30.77
Total Return (excludes sales charge)(c)(d) 25.22% (2.19)% (9.18)% 38.73% 7.49% 2.98%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 1.36% 1.35% 1.32% 1.32% 1.35% 1.35%
Net Investment Income (Loss)(e) 0.66% 0.68% 0.67% 0.53% 0.68% 0.76%
Gross Expenses(e)(h) 1.90% 1.83% 1.68% 1.62% 1.43% 1.46%
Supplemental Data:
Net Assets at end of period (000's) $4,348 $4,336 $4,176 $2,890 $6,425 $8,133
Portfolio Turnover(c)(i) 32% 23% 37%(j) 88% 103%(k) 8%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(j) Reflects a return to normal trading levels after a prior year subadvisor termination.
(k) Reflects increased trading activity due to current year transition or asset allocation shift.

Notes to Financial Statements
February 29, 2024
Victory Portfolios III
32
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following Fund (the "Fund"):
The Fund is classified as diversified under the 1940 Act. Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the
“Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the "Board"),  has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund’s NAV is calculated. The Fund uses a systematic
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Sustainable World Fund Sustainable World Fund Fund Shares, Institutional Shares,
and Class A

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
33
valuation model, provided daily by an independent third party to fair value its international equity securities. The valuations are categorized as
Level 2 in the fair value hierarchy.
A summary of the valuations as of February 29, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of February 29, 2024, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassed to realized gains or return of capital as estimated by the Fund based on calendar year-end information as it becomes known or available.
Investment Companies:
Exchange-Traded Funds:
The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Foreign Exchange Currency Contracts:
The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund’s foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. The Fund enters into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Fund does not enter into such contracts solely for the purpose of earning foreign currency gains). As of February
29, 2024, the Fund had no open forward foreign exchange currency contracts.
Level 1 Level 2 Level 3 Total
Sustainable World Fund
Common Stocks ............................................... $ 860,301 $ 463,311 $ 14 $ 1,323,626
Warrants(a) .................................................. — — —(a) —(a)
Exchange-Traded Funds ......................................... 1,853 — — 1,853
Collateral for Securities Loaned ................................... 6,786 — — 6,786
Total ....................................................... $ 868,940 $ 463,311 $ 14 $ 1,332,265
(a) Zero market value security.

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
34
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table (amounts in thousands) is a summary of the Fund’s securities lending transactions as of February 29, 2024.
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
The Fund received European Union (“EU”) reclaims related to prior years. For the year ended February 29, 2024, the Fund recognized $774 thousand related to EU reclaims and $135 thousand in interest and entitlements. These EU reclaims are reflected on the Statement of Operations as Dividend income. The related interest and entitlements are reflected on the Statement of Operations as Interest income. In the event the Fund could not pass through its foreign tax credit on to shareholders in a given year but receives a tax refund from a prior tax year where the Fund previously passed foreign tax credits, the Fund may enter in a closing agreement with the Internal Revenue Service (“IRS”) in order to pay the associated liability on behalf of the Fund's shareholders. It is expected the Fund will enter into a closing agreement with the IRS. Accordingly, estimated charges related to the closing agreement liability and fees are presented on the Statement of Assets and Liabilities as Payable to IRS
for closing agreement and fees.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Sustainable World Fund ............................................ $ 6,588 $ — $ 6,786

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
35
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28 or February 29 for leap years.
For the year ended February 29, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended February 29, 2024, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund’s average daily net assets. Amounts incurred and paid to
VCM for the year ended February 29, 2024, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Global Funds Index. The Lipper Global Funds Index tracks the total return performance of the largest funds within the Lipper
Global Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
(
a
)
Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
Excluding U.S. Government
Securities
Purchases Sales
Sustainable World Fund ..................................................................... $ 388,906 $ 491,131
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 100 to 400  +/- 4
+/- 401 to 700  +/- 5
+/- 701 and greater  +/- 6

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
36
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Global Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the year ended February 29, 2024, performance adjustments were:
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the year ended February
29, 2024, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, and 0.15%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, and Class A, respectively. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares and Class A are paid monthly based on a fee accrued daily at an annualized rate of 0.10% and 0.10%, respectively, of average daily net assets, plus out-of-pocket expenses.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to the Distributor for the year ended February 29, 2024, are reflected on the Statement of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the year ended February 29, 2024, the
Distributor received less than $1 thousand from commissions earned in connection with sales of Class A.
Sustainable World Fund Fund Shares
Institutional
Shares Class A
in thousands $ 130 $ 1 $ — (a)
as annual % rate 0.01% 0.01% 0.01%
(a) Rounds to less than $1 thousand.

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
37
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the year ended
February 29, 2024, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2024. Under the terms of the agreement, the
Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the
Fund in any fiscal year exceed the expense limits of such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits.
As of February 29, 2024, the expense limits (excluding voluntary waivers) were:
Under the terms of the expense limitation agreement, as amended June 22, 2023, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at February 29, 2024.
As of February 29, 2024, the following amounts are available to be repaid to the Adviser (amounts in thousands):
* Amount expires by May 31, 2024.
** Amount expires by May 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended February 29, 2024.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected
(or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Global markets, or those in a particular region, may all react in similar fashion to important political, economic, or other developments. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable
In effect until June 30, 2024
Fund Shares Institutional Shares Class A
Sustainable World Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.09% 1.00% 1.35%
Expires
2024*
Expires
2025**
Expires
2026
Expires
2027 Total
Sustainable World Fund .................................... $ 9 $ 21 $ 32 $ 46 $ 108

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
38
and make such investments riskier and more volatile. Certain Russian securities held by the Fund had declared dividends, however there is no assurance these dividends can be collected by the Fund. As a result, all such dividend receivables related to these Russian securities are valued at zero as of the current fiscal year-end.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended February 29, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 26, 2024, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the year ended February 29, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the year ended February 29, 2024.
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of February 29, 2024, on the Statement of Assets and Liabilities, there were no permanent book-to-tax difference reclassification adjustments.
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
* Effective February 28, 2023, the Fund's fiscal year end changed from May 31 to February 28.
Year Ended February 29, 2024
Distributions Paid
From:
Ordinary
Income
Total
Distributions
Paid
Sustainable World Fund ................................................................... $ 13,267 $ 13,267
Nine Months Ended February 28, 2023*
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Sustainable World Fund ..................................................... $ 5,479 $ 27,712 $ 32,291

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
39
As of February 29, 2024, the components of accumulated earnings/(loss) on a tax basis were as follows (amounts in thousands):
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales, passive foreign investment company adjustments, partnership, and REIT adjustments.
During the tax year ended February 29, 2024, the Fund utilized $(48,493) thousand of capital loss carryforwards.
As of February 29, 2024, the Fund had no capital loss carryforward for federal income tax purposes.
As of February 29, 2024, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
8. New Regulatory Pronouncement:
In October 2022, the SEC adopted the Tailored Shareholder Reports Rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
Year Ended May 31, 2022
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Sustainable World Fund ..................................................... $ 54,516 $ 194,312 $ 248,828
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Other
Earnings
(Loss)
Accumulated
Earnings
(Loss)
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings
(Loss)
Sustainable World Fund .................. $ 13,333 $ 9,458 $ (712) $ 22,079 $ 387,065 $ 409,144
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Sustainable World Fund ............................... $ 945,200 $ 444,513 $ (57,448) $ 387,065

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Victory Sustainable World Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Victory Sustainable World Fund (the “Fund”) (one of the funds constituting Victory Portfolios III (the “Trust”)), including the schedule of portfolio investments, as of February 29, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended and the period from June 1, 2022 through February 28, 2023 and the year ended May 31, 2022, the financial highlights for the year then ended and the period from June 1, 2022 through February 28, 2023 and each of the four years in the period ended May 31, 2022, and the related notes (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Victory Portfolios III) at February 29, 2024, the results of its operations for the year then ended, the changes in its net assets for the year then ended and the period from June 1, 2022 through February 28, 2023 and the year ended May 31, 2022, and its financial highlights for the year then ended and the period from June 1, 2022 through February 28, 2023 and each of the four years in the period ended
May 31, 2022, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 29, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Victory Capital investment companies since 1995.
San Antonio, Texas
April 26, 2024

Supplemental Information
February 29, 2024
Victory Portfolios III
41
(Unaudited)
Trustee and Officer Information
Board of Trustees:
Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the
State of Delaware. There are currently seven Trustees, six of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (“Independent Trustees”) and one of whom is an “interested person” of the Trust within the meaning of that term under the
1940 Act (“Interested Trustee”). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.
The following tables list the Trustees, their date of birth, position with the Trust, commencement of service, principal occupations during the past five years, and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange
Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 45 portfolios in the Trust. Each Trustee’s address is c/o Fund
Administration, 15935 La Cantera Pkwy, San Antonio, TX 78256.
Name and Date of
Birth
Position Held with the
Trust
Date Commenced
Service
Principal Occupation During Past
5 Years
Other Directorships Held During Past
5 Years
Independent Trustees
Jefferson C. Boyce
(September 1957)
Independent
Chair
Trustee since
September 2013,
Independent Chair
since January 2021
Retired. Westhab, Inc., New York Theological
Seminary, American Filtration Corp.
Dawn M. Hawley
(February 1954)
Trustee April 2014 Retired. None.
Daniel S. McNamara
(June 1966)
Trustee January 2012 Trustee, President, and Vice
Chairman of USAA ETF Trust (6/17-
6/19); President of Financial Advice
& Solutions Group (FASG), USAA
(2/13-3/21); Director of USAA Asset
Management Company (AMCO),
(8/11-6/19); Chairman of Board of
AMCO (4/13-6/19); Director of
USAA Investment Services Company
(ISCO) (formerly USAA Investment
Management Company) (9/09-3/21);
Chairman of Board of ISCO (4/13-
12/20); President and Director of
USAA Shareholder Account Services
(SAS) (10/09-6/19); Chairman of
Board of SAS (4/13-6/19); Senior
Vice President of USAA Financial
Planning Services Insurance Agency,
Inc. (FPS) (4/11-3/21); Director and
Vice Chairman of FPS (12/13-3/21);
President and Director of USAA
Investment Corporation (ICORP)
(3/10-3/21); Chairman of Board of
ICORP (12/13-3/21); Director of
USAA Financial Advisors, Inc. (FAI)
(12/13-3/21); Chairman of Board of
FAI (3/15-3/21).
None.
Richard Y.
Newton, III
(January 1956)
Trustee March 2017 Director, Elta North America (1/18-
8/19), which is a global leader in the
design, manufacture, and support
of innovative electronic systems in
the ground, maritime, airborne, and
security domains for the nation’s
warfighters, security personnel, and
first responders; Managing Partner,
Pioneer Partnership Development
Group (12/15-present).
Terran Orbital Corp., American Made
Filtration Corp.

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
42
(Unaudited)
* Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.
The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.
Barbara B. Ostdiek,
Ph.D. (March 1964)
Trustee January 2008 Senior Associate Dean of Degree
programs at Jesse H. Jones Graduate
School of Business at Rice University
(7/13-present); Associate Professor
of Finance at Jesse H. Jones Graduate
School of Business at Rice University
(7/01-7/21); Professor of Finance
at Jesse H. Jones Graduate School
of Business at Rice University
(7/21-present).
None.
John C. Walters
(February 1962)
Trustee July 2019 Retired. Guardian Variable Products Trust
(16 series)
Interested Trustee
David C. Brown*
(May 1972)
Trustee July 2019 Chief Executive Officer and
Chairman (since 2013), the Adviser;
Chief Executive Officer and
Chairman (since 2013), Victory
Capital Holdings, Inc.; Director
(since 2013), Victory Capital
Services, Inc.; Director (since 2019),
Victory Capital Transfer Agency, Inc.
Trustee, Victory Portfolios; Board
Member, Victory Capital Services, Inc.

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
43
(Unaudited)
Officers:
The officers of the Trust are elected by the Board to actively supervise the Trust’s day-to-day operations. The officers of the Trust, their date of birth, the length of time served, and their principal occupations during the past five years are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the
Trust is 15935 La Cantera Parkway, San Antonio, Texas 78256. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.
Name and Date of Birth Position with the Trust
Date Commenced
Service Principal Occupation During Past 5 Years
James K. De Vries
(April 1969)
President March 2018 Head of Fund Administration, the Adviser (5/1/23-present); Vice
President, Victory Capital Transfer Agency, Inc. (4/20/23-present);
Executive Director, the Adviser (7/1/19-4/30/23); Executive
Director, Investment and Financial Administration, USAA (2012-
6/30/19); Treasurer, USAA Mutual Funds Trust (2018-4/30/23).
Mr. De Vries also serves as the Principal Executive Officer for the Funds, Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.
Scott A. Stahorsky
(July 1969)
Vice President July 2019 Director, Third-Party Dealer Services & Reg Administration, Fund
Administration, the Adviser (5/1/23-present); Vice President,
Victory Capital Transfer Agency, Inc. (4/20/23-present); Manager,
Fund Administration, the Adviser (2015-4/30/23). Mr. Stahorsky
also serves as Vice President of Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Thomas Dusenberry
(July 1977)
Secretary June 2022 Director, Fund Administration, the Adviser (5/1/23-present);
Manager, Fund Administration, the Adviser (2022-4/30/23);
Treasurer and Principal Financial Officer (2020-2022), Assistant
Treasurer (2019), Salient MF Trust, Salient Midstream, MLP
Fund, and Forward Funds; Principal Financial Officer (2018-
2021) and Treasurer (2020-2021), Salient Private Access Funds
and Endowment PMF Funds; Senior Vice President of Fund
Accounting and Operations, Salient Partners (2020-2022); Director
of Fund Operations, Salient Partners (2016-2019). Mr. Dusenberry
also serves as Secretary of Victory Portfolios, Victory Portfolios II
and Victory Variable Insurance Funds.
Allan Shaer
(March 1965)
Treasurer July 2019 Senior Vice President, Financial Administration, Citi Fund Services
Ohio, Inc. (since 2016). Mr. Shaer also serves as the Funds’
Principal Financial and Accounting Officer. Mr. Shaer also serves as Treasurer of Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.
Christopher A. Ponte
(March 1984)
Assistant Treasurer May 2023 Director, Fund and Broker Dealer Finance, the Adviser
(5/1/23-present); Manager, Fund Administration, the Adviser
(2017-4/30/23); Chief Financial Officer, Victory Capital Services,
Inc. (since 2018). Mr. Ponte also serves as Assistant Treasurer of Victory Portfolios, Victory Portfolios II and Victory Variable
Insurance Funds.
Carol D. Trevino
(October 1965)
Assistant Treasurer September 2018 Director, Financial Reporting, Fund Administration, the Adviser
(5/1/23-present); Director, Accounting and Finance, the Adviser
(7/1/19-4/30/23); Accounting/Financial Director, USAA (12/13-
6/30/19). Ms. Trevino also serves as Assistant Treasurer Victory
Portfolios, Victory Portfolios II and Victory Variable Insurance
Funds.
Sean Fox
(September 1976)
Chief Compliance Officer June 2022 Senior Compliance Officer, the Adviser (2019-present);
Compliance Officer, the Adviser (2015-2019). Mr. Fox also
serves as Chief Compliance Officer for Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Michael Bryan
(December 1962)
Anti-Money Laundering
Compliance Officer and
Identity Theft Officer
May 2023 Vice President, CCO Compliance Support Services, Citi Fund
Services Ohio, Inc. (2008-present). Mr. Bryan also serves as the
Anti-Money Laundering Compliance Officer and identity Theft
Officer for Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.

Victory Portfolios III

(Unaudited)
Supplemental Information — continued
February 29, 2024
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Fund’s Statement of Additional Information on our website or upon request by calling 800-235-8396. The Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and is available on the SEC’s website at sec.gov.
Expense Examples
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2)
ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1,
2023, through February 29, 2024.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
9/1/23
Actual
Ending
Account
Value
2/29/24
Hypothetical
Ending
Account
Value
2/29/24
Actual
Expenses
Paid During
Period
9/1/23 - 2/29/24*
Hypothetical
Expenses
Paid During
Period
9/1/23 - 2/29/24*
Annualized
Expense Ratio
During Period
9/1/23 - 2/29/24
Sustainable World Fund
Fund Shares ............................ $ 1,000.00 $ 1,124.60 $ 1,019.34 $ 5.86 $ 5.57 1.11%
Institutional Shares ....................... 1,000.00 1,125.10 1,019.64 5.55 5.27 1.05%
Class A ............................... 1,000.00 1,122.80 1,017.95 7.34 6.97 1.39%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Portfolios III

(Unaudited)
Supplemental Information — continued
February 29, 2024
Additional Federal Income Tax Information
For the fiscal year ended February 29, 2024, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
Dividends qualified for corporate dividends received deductions of 69%.

Victory Portfolios III

(Unaudited)
Supplemental Information — continued
February 29, 2024
Considerations of the Board in Continuing the Investment Advisory Agreements
Victory Sustainable World Fund (the “Fund”)
At a meeting of the Board of Trustees (the “Board”) of Victory Portfolios III (the “Trust”) held on December 7-8, 2023, the Board, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the
“Independent Trustees”), approved for an annual period the continuance of the Investment Advisory Agreement (the “Advisory Agreement”)
between the Trust and Victory Capital Management Inc. (the “Adviser”) with respect to the Fund. Prior to the December 7-8, 2023 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 17, 2023.
In advance of the foregoing meetings, the Trustees requested, received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund’s investment performance, expenses, and fees to comparable investment companies; (ii)
information concerning the services rendered to the Fund, as well as information regarding the Adviser’s revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser’s operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees (“Independent Counsel”) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The
Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with
Independent Counsel at which no representatives of management were present.
At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund’s performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser’s profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board’s and its committees’ consideration of the Advisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser in prior years and that the Board’s conclusions may be based, in part, on its consideration of these same arrangements in prior years.
ADVISORY AGREEMENT
After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.
Nature, Extent, and Quality of Services – In considering the nature, extent, and quality of the services provided by the Adviser under the
Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board considered that the Adviser manages the Fund’s assets directly through one or more investment franchises, and in doing so, continuously supervises the investment and reinvestment of cash and securities comprising the Fund’s assets. The Board also considered that the Adviser monitors pertinent economic, statistical, and financial data to determine which issuers and securities to include in the Fund’s portfolio as part of a continuous investment program. The Board also took into account its knowledge of the Adviser’s management and the quality of the performance of the
Adviser’s duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the
Fund, the Adviser and its affiliates provide administrative services, transfer agency services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the
Trust.
The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund’s compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.
The Board considered the Adviser’s management style and the performance of the Adviser’s duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund’s brokerage, including the Adviser’s process for monitoring “best execution,” also was considered. The Adviser’s role in coordinating the activities of the Fund’s other service providers was also considered.
The Board also considered the Adviser’s risk management processes. The Board considered the Adviser’s financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
47
(Unaudited)
Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.
The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the
Adviser’s oversight of the Fund’s day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser’s compliance and administrative staff.
Expenses and Performance – In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund’s advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund’s expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the “expense group”) and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the “expense universe”). Among other data, the Board noted
that the Fund’s net management fee rate – which includes advisory and administrative services and the effects of any performance adjustment, as well as any fee waivers and reimbursements – was above the medians of its expense group and expense universe. The data indicated that the
Fund’s total expenses, including after any reimbursements, were above the medians of its expense group and expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above, and noted the high quality of services received by the Fund.
In considering the Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund’s performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund’s average annual total returns relative to its
Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the “performance universe”). The
Fund’s performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/
objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund’s performance was above the average of its performance universe and its Lipper index for the one-, five- and ten-year periods ended June 30,
2023, and was below the average of its performance universe and its Lipper index for the three-year period ended June 30, 2023. The Board took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance for certain periods.
As part of its consideration, the Board factored into its evaluation of the Fund’s expenses and performance, the potential limitations inherent in the methodology used by the independent third party for developing and constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. In this regard, the Board also noted that the methodology may result in the Fund’s being included in one peer group one year and in a different peer group the next, and in similar funds being included in different peer groups. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by the third party provided a useful measure of comparative expenses and performance.
Compensation and Profitability – The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser’s business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the
Adviser waived a portion of its management fee and/or reimbursed certain expenses with respect to the Fund. The Trustees reviewed the profitability of the Adviser’s relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide transfer agency services, shareholder servicing and administrative services to the Fund for which they receive compensation. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.
Economies of Scale – The Board considered whether there should be changes in the management fee rate or structure in order to enable the
Fund to participate in any economies of scale. The Board also considered the fee waiver and expense reimbursement arrangements by the
Adviser. The Board also considered the effect of the change in size, if any, of each of the Fund’s classes on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board also considered the Adviser’s reinvestment in the business in the form of adding to investment capabilities and resources, improvements in technology, and customer service.
The Board determined that the current investment management fee structure was reasonable.
Other Benefit – The Board also considered the potential direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. These potential benefits included, among other things, the opportunity to offer additional products and services to the Fund’s shareholders.
Conclusions – The Board reached the following conclusions regarding the Fund’s Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices and the Adviser is appropriately monitoring the Fund’s performance; (iv) the Fund’s

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
48
(Unaudited)
advisory fees are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser’s and its affiliates’ level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

Victory Portfolios III
49
(Unaudited)
Supplemental Information — continued
February 29, 2024
Liquidity Risk Management Program:
The Fund has adopted and implemented a written liquidity risk management program (the “LRMP”) as required by Rule 22e-4 under the
Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to
Financial Statements). The Fund’s Board of Trustees approved the appointment of the Fund’s investment adviser, Victory Capital Management
Inc. (“Victory Capital”), as the administrator of the LRMP.
Victory Capital manages liquidity risks associated with the Fund’s investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of the Fund’s investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid, or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Fund’s portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.
At a meeting held on March 15, 2024, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Fund did not experience any significant liquidity challenges during the covered period, and the Fund’s LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure the Fund is able to meet redemption requests without significant dilution to the remaining investors’ interest in the Fund. During the review period, the Fund’s portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that the
Fund reasonably expected to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a highly liquid investment minimum. The Fund’s investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-RN and recommended no material changes to the LRMP.

Victory Portfolios III
50
(Unaudited)
Supplemental Information — continued
February 29, 2024
Privacy Policy
Facts
WHAT DOES VICTORY
DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect, and share depend on the product or service you have with us. This information can include:
■ Social Security number and income.
■ Account balances and account transactions.
■ Data from public sources and third-party data services.
How?
All financial companies need to share customers’ personal information to run their everyday business as permitted by law. For example, we share with print and mail companies that assist us in sending mail. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons Victory chooses to share and whether you can limit this sharing.
Reasons we can share your personal information
Does
Victory
share?
Can you limit
this sharing?
For our everyday business purposes —
such as to process your transactions, maintain your accounts, respond to court orders and legal investigations, or report to credit bureaus
Yes No
For our marketing purposes —
to offer products and services provided by Victory
Yes No
For joint marketing —
sharing with other financial companies to jointly market the other company’s products or services
No
We do not
share
For everyday business purposes of the Victory family of companies —
this can include information about your Victory transactions and experiences
Yes No
For everyday business purposes of the Victory family of companies —
this can include information about your creditworthiness or insurability
No
We do not
share
For non-Victory companies to market to you
No
We do not
share

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
51
(Unaudited)
To limit our
sharing
■ Visit us online: vcm.com/optout
■ Call (877) 660-4400 – our menu will prompt you through your choices.
Please note:
If you are a new customer, we can begin sharing this information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share and protect your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call your account representative or (877) 660-4400 and ask to speak to a representative.
Who we are
Who is providing this notice? Victory Capital Holdings, Inc., and its family of companies, including companies identified with the Victory Capital name as described in the affiliates section below.
What we do
How does Victory protect my
personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Victory collect my
personal information?
We collect your personal information, for example, when you:
■ Open an account or make deposits or withdrawals from your account.
■ Give us your contact or account information.
■ Direct us to buy or sell securities.
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing? Federal law gives you the right to limit only:
■ Sharing among affiliated companies for everyday business purposes information about your creditworthiness and insurability.
■ Affiliates from using your information to market to you.
■ Sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
What happens when I limit
sharing for an account I hold
jointly with someone else?
Your choices will apply to everyone on your account.
Definitions
Victory family of companies
(affiliates)
Companies owned or controlled by Victory Capital Holdings, Inc. They can be financial and nonfinancial companies in the Victory family of companies.
■ The Victory family of companies includes: companies with a Victory Capital name, including without limitation Victory Capital Services, Inc., Victory
Capital Transfer Agency, Inc., Victory Capital Management Inc. and its
subsidiaries, RS Investments (UK) Limited, RS Investments (Hong Kong)
Limited, and RS Investment Management (Singapore) Pte. Ltd., as well as pooled vehicles managed or administered by Victory Capital Management
Inc., from time to time.

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
52
(Unaudited)
Non-Victory companies
(nonaffiliates)
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
■ We only share with non-Victory companies to service transactions you request or as necessary to provide our services.
■ We do not share with non-Victory companies so they can market their products to you.
Joint Marketing A formal agreement between a Victory company and a non-Victory financial company to market the non-Victory company’s products or services to you.
■ We do not share with any non-Victory financial company for joint marketing.
Other important information
For Nevada Residents : Nevada law requires that we tell you about the option to be placed on our internal do-
not-call list. If you’d rather not receive sales calls from us, please call (877) 660-4400 and ask to speak to a representative so we can place you on our do-not-call list.
You may also contact: Bureau of Consumer Protection Office of the Nevada Attorney General, 555 E. Washington
Ave., Ste. 3900, Las Vegas, NV 89101, call 1-702-486-3132 or Email: BCPINFO@ag.state.nv.us.
For Vermont Residents : In accordance with Vermont law, we will not share information we collect about you with companies who are not affiliates, except as permitted by law, such as with your consent or to service your accounts.
We will not share information about your creditworthiness with our affiliates without your authorization or consent, but we may share information about our transactions or experiences with you with our affiliates as permitted by law.
For California Residents : In accordance with California law, we will not share information we collect about you with nonaffiliates, except as allowed by law. For example, we may share information with your consent or to service your accounts. Among our affiliates, we will limit information sharing to the extent required by California law.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
23411-0424

February 29, 2024
Annual Report
Victory Target Managed Allocation Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Shareholder Letter (Unaudited) 2
Manager’s Commentary (Unaudited) 4
Investment Overview (Unaudited) 6
Investment Objective and Portfolio Holdings (Unaudited) 7
Schedule of Portfolio Investments 8
Financial Statements
Statement of Assets and Liabilities
15
Statement of Operations
16
Statements of Changes in Net Assets
17
Financial Highlights
18
Notes to Financial Statements 19
Report of Independent Registered Public Accounting Firm 27
Supplemental Information
Trustee and Officer Information
28
Proxy Voting and Portfolio Holdings Information
31
Expense Example
31
Additional Federal Income Tax Information
32
Advisory Contract Approval
33
Liquidity Risk Management Program
36
Privacy Policy
37

2
Victory Funds Letter to Shareholders
(Unaudited)
Dear Shareholder,
The past year provided us with a stark reminder of just how quickly the investing environment and sentiment can shift. Fortunately, this time the change was for the better.
While 2022 was marred by stomach-churning volatility and steep drawdowns in both equities and bonds, it was a different story in our most recent annual reporting period ending February 29, 2024. Despite the ongoing challenges and uncertainties, investors benefited from a rebound in both stock and bond markets.
Looking back, it wasn’t clear sailing the entire year, and there were plenty of twists and turns along the way. An early-year relief rally was a welcome respite for investors, with some of the most beaten down growth-oriented sectors leading the market higher. However, the rebound was threatened in March due to some unusual turmoil within the banking sector, which resulted in the collapse of a few large regional banks. This turmoil sparked fears of a liquidity crunch and a wider banking contagion, and volatility increased while equities retreated. Fortunately, the U.S. Federal Reserve (the “Fed”) took quick action to restore confidence in the banking system. It also helped that the Fed finally paused its long series of aggressive rate hikes as inflation data finally began to cool.
Financial markets resumed their rally in the spring and early summer, but as we moved into the fall, markets reversed yet again.
Investors began wondering if the Fed would be able to remove all the excess liquidity that had been used to support the economy during the pandemic without causing a recession. Ironically, good news on the economy had become bad news on the interest-
rate outlook.
As we moved deeper into the third quarter of 2023, markets struggled with the renewed notion that interest rates would remain
“higher-for-longer,” which seemingly had become the Fed’s new mantra. Yields moved higher (peaking for the year), and equities sold off as many pundits were predicting an imminent recession.
However, as we approached year-end and eased into a new year, yields declined and equities moved sharply higher. Although it wasn’t a straight line by any means, in our view, the past 12 months have been a near-best-case scenario after the tumult of the prior year. The economy proved resilient, corporate earnings continued to meet or exceed expectations, labor markets eased, and key measures of inflation moderated. Financial markets even began pricing in a series of rate cuts for 2024, though whether this comes to fruition will be data-dependent in the months ahead.
In terms of the numbers, the S&P 500
®
Index, the bell-weather proxy for our domestic stock market, delivered an impressive total return of 30.45% for our annual reporting period. Bonds also rebounded from a dreadful prior year. The Bloomberg U.S.
Aggregate Bond Index—a proxy for a diversified fixed income portfolio and one that many investors and institutions follow closely—delivered a total return of 3.33% for the 12-month reporting period.
Although the past year was constructive for investors, it’s important to remember that it was a winding road replete with many challenges. As we have championed before, it’s vital to remain calm in the face of adversity, but it’s equally important to resist unbridled optimism when markets rally strongly. We think the best approach is to stay even keeled and unemotional, and that you should understand your own risk tolerance, maintain a well-diversified portfolio across asset classes and investment types, and make a long-term plan and stick to it. We still believe that’s the best formula for success.

3
On the following pages you will find information relating to your Victory Mutual Fund. If you have any questions, we encourage you to contact our Investment Specialist. Call 800-235-8396, or visit our website at vcm.com.
From all of us here at Victory Capital, thank you for letting us help you work toward your investment goals.
James De Vries
President,
Victory Funds

4
Victory Target Managed Allocation Fund
Manager’s Commentary
(Unaudited)
What were the market conditions during the reporting period?
In the second quarter of 2023, equities continued to rally. Many of the market leaders and underlying investing themes remained in place. The tech sector and other growth-oriented stocks—especially large-cap tech—moved sharply higher. Value-oriented equities also enjoyed positive results, though their gains were much more subdued during the second quarter and the first half of the year by comparison. Investors cheered the notion that the U.S. Federal Reserve (the “Fed”) would finally pause its long streak of consecutive rate hikes. After raising the federal funds rate by yet another 25 basis points (a basis point is 1/100th of a percentage point) in May 2023, the Fed took a breather, thanks largely to signs that inflation was cooling. All this fueled stocks, especially growth-oriented stocks that tend to struggle in an environment of rising interest rates (and higher capital costs). Strong labor markets and resilient consumer spending—both of which continued to surprise economists during the second quarter—also pushed stocks higher while diminishing any near-term talk of recession.
The strong equity market rally enjoyed during the first half of the year did not continue in the third quarter. Although the quarter began on a strong note with many companies exceeding earnings expectations and most sectors moving higher in July, the momentum reversed as summer progressed. Was this simply the market taking a breather after a strong run? There were several factors that conspired to undermine the rally and investor sentiment. Many investors became concerned that continued strong labor markets—normally a good thing for the economy—would keep wages (and by extension inflation) elevated. The Fed certainly noticed the labor data and pledged to remain vigilant in the inflation fight. As the third quarter progressed, the market struggled with the renewed notion that interest rates would remain “higher-for-longer,” which seemingly became the Fed’s new mantra.
After a rocky start to the fourth quarter, financial markets found their footing and coasted into year-end in what could only be described as a festive mood. October was a difficult month with both stock and bond markets facing severe headwinds. Chief among these was the notion that the Fed was not yet finished with its aggressive rate-hike campaign. Bond prices were under pressure as the 10-year Treasury yield climbed and hovered around 5%, its highest level of the year. More importantly, this was widely interpreted as a warning sign for future economic growth. In fact, many pundits were expecting an imminent recession, and stocks declined early in the quarter to reflect that possibility. Fortunately, it was a false alarm and sentiment flipped as we approached year-end. Economic growth proved resilient, corporate earnings continued to meet or exceed expectations, labor markets eased, and key measures of inflation moderated. Taming inflation has been the Fed’s primary focus, and although it remained above the stated 2% target late in the year, it was trending in the right direction and far below peak levels. This gave the
Fed the leeway to back off—and likely end—the historic rate-hike campaign.
As we moved into January of 2024, a concentrated rally lead by mega-cap tech names once again led the market. In February, the major U.S. equity indices concluded the month with gains. The notable development in February revolved around the change in market anticipation regarding the timing of the first interest rate reduction. As rate cuts are still expected to occur, most anticipate they will now come later in the year.
How did the Victory Target Managed Allocation Fund (the “Fund”) perform during the reporting period?
For the reporting period ended February 29, 2024, the Fund had a total return (at net asset value) of 17.62%. This compares to total returns of 23.15% for the MSCI All-Country World Index, and 4.06% for the Bloomberg U.S. Universal Index.
What strategies did you employ during the reporting period?
The Victory Portfolios III Trust offers five funds in the Target Retirement Series, each of which has a different strategic asset allocation based on investors’ risk tolerance and time horizon. Depending on our continuous assessment of market opportunities and risks, we apply tactical asset allocation decisions by overweighting or underweighting the various asset classes in each fund versus our respective strategic allocations. The Victory Target Managed Allocation Fund allows us to make allocation changes to the Target Retirement Series more quickly and with less disruption to the underlying funds in the portfolios.
The Fund’s broad exposure to U.S. equity markets detracted from performance while tactical holdings in Japanese equities added value. During risk-off periods the Fund took positions in gold and at times had an allocation to real estate investment trusts which detracted from performance. Rapidly changing market dynamics during the reporting period provided a difficult environment for the strategy.
The Fund also employs a tactically oriented equity futures strategy designed to provide incremental return. This strategy contributed negatively over the time period. Short positions in futures tracking the Pacific ex Japan region equity markets and

5
Victory Target Managed Allocation Fund
Manager’s Commentary (continued)
(Unaudited)
emerging market equities added value. Long positions in futures tracking the U.K and Canadian equity markets detracted from performance.
In addition, the Fund's employment of a derivatives strategy overlay to efficiently manage the overall portfolio risks associated with the Fund's strategy contributed negatively to performance during the year.
Thank you for allowing us to assist you with your investment needs.

6
Victory Target Managed Allocation Fund
Investment Overview
(Unaudited)
High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
Victory Target Managed Allocation Fund — Growth of $10,000
*Inception Date for the Target Managed Allocation Fund Shares is 8/7/15.
1
The unmanaged MSCI All-Country World Index is a free float-adjusted, market-capitalization-weighted index designed to measure the performance of large- and mid-cap stocks across developed and emerging markets. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
2
The unmanaged Bloomberg U.S. Universal Index is an index that represents the union of the U.S. Aggregate Index, U.S. Corporate High-Yield,
Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers
USD denominated, taxable bonds that are rated either investment-grade or below investment-grade. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended February 29, 2024
Fund
Shares
INCEPTION DATE 8/7/15
Net Asset
Value
MSCI All-Country
World Index
1
Bloomberg U.S.
Universal Index
2
One Year 17.62% 23.15% 4.06%
Five Year 8.58% 10.51% 0.85%
Since Inception 6.68% 9.10% 1.51%

7
Victory Portfolios III
Victory Target Managed Allocation Fund
February 29, 2024
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to maximize total return primarily through capital appreciation.
Top 10 Holdings*:
February 29, 2024
(% of Net Assets)
Top Sectors*:
February 29, 2024
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
iShares Core S&P Small-Cap ETF
6.4%
Microsoft Corp.
4.6%
Apple, Inc.
3.9%
NVIDIA Corp.
2.8%
Amazon.com, Inc.
2.4%
Alphabet, Inc., Class A
1.9%
Meta Platforms, Inc., Class A
1.7%
Berkshire Hathaway, Inc., Class B
1.5%
Toyota Motor Corp.
1.2%
Eli Lilly & Co.
1.0%
Information Technology
22.8%
Financials
11.5%
Consumer Discretionary
10.7%
Health Care
10.4%
Industrials
10.2%
Communication Services
6.8%
Exchange-Traded Funds
6.4%
Consumer Staples
4.8%
Energy
3.5%
Real Estate
3.0%

Schedule of Portfolio Investments
February 29, 2024
Victory Portfolios III
Victory Target Managed Allocation Fund
8
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (88.1%)
Communication Services (6.8%):
Alphabet, Inc. , Class A (a) ................................................. 67,636 $ 9,365
Alphabet, Inc. , Class C (a) ................................................. 16,455 2,300
AT&T, Inc. ........................................................... 49,867 844
Comcast Corp. , Class A .................................................. 42,741 1,831
Deutsche Telekom AG , ADR ............................................... 26,178 622
Meta Platforms, Inc. , Class A .............................................. 17,303 8,481
Netflix, Inc. (a) ......................................................... 3,586 2,162
Nintendo Co. Ltd. ...................................................... 22,600 1,263
Nippon Telegraph & Telephone Corp. ........................................ 1,354,800 1,648
The Trade Desk, Inc. , Class A (a) ............................................ 8,362 714
The Walt Disney Co. .................................................... 19,537 2,180
T-Mobile US, Inc. ...................................................... 6,441 1,052
Verizon Communications, Inc. .............................................. 30,302 1,213
33,675
Consumer Discretionary (10.7%):
Airbnb, Inc. , Class A (a) .................................................. 5,047 795
Amadeus IT Group SA , ADR .............................................. 10,307 634
Amazon.com, Inc. (a) .................................................... 66,182 11,698
Aptiv PLC (a) .......................................................... 12,925 1,027
AutoZone, Inc. (a) ....................................................... 483 1,452
Booking Holdings, Inc. (a) ................................................. 230 798
Caesars Entertainment, Inc. (a) .............................................. 18,210 792
Carnival Corp. (a) ....................................................... 27,005 428
Chipotle Mexican Grill, Inc. (a) ............................................. 233 626
Cie Financiere Richemont SA , ADR ......................................... 50,474 803
Compass Group PLC , ADR ................................................ 17,915 491
D.R. Horton, Inc. ....................................................... 6,592 985
Denso Corp. .......................................................... 51,500 947
Fast Retailing Co. Ltd. ................................................... 3,400 985
Ford Motor Co. ........................................................ 152,659 1,899
Genuine Parts Co. ...................................................... 10,418 1,555
Harley-Davidson, Inc. ................................................... 30,494 1,106
Hilton Worldwide Holdings, Inc. ............................................ 6,504 1,329
Honda Motor Co. Ltd. ................................................... 133,700 1,589
Lowe's Cos., Inc. ....................................................... 5,781 1,391
Lululemon Athletica, Inc. (a) ............................................... 1,157 540
McDonald's Corp. ...................................................... 6,353 1,857
MercadoLibre, Inc. (a) .................................................... 321 512
Mercedes-Benz Group AG , ADR ............................................ 24,449 487
NIKE, Inc. , Class B ..................................................... 11,300 1,174
Panasonic Holdings Corp. ................................................. 81,300 769
Sony Group Corp. ...................................................... 32,100 2,766
Starbucks Corp. ........................................................ 7,846 745
The Home Depot, Inc. ................................................... 6,851 2,608
The TJX Cos., Inc. ...................................................... 19,645 1,948
Toyota Motor Corp. ..................................................... 241,500 5,818
Whirlpool Corp. ........................................................ 10,108 1,085
Winnebago Industries, Inc. ................................................ 18,713 1,342
52,981
Consumer Staples (4.8%):
Altria Group, Inc. ....................................................... 21,557 882
Church & Dwight Co., Inc. ................................................ 12,643 1,266
Constellation Brands, Inc. , Class A .......................................... 3,320 825
Costco Wholesale Corp. .................................................. 3,990 2,968
Dollar General Corp. .................................................... 6,326 919
L'Oreal SA , ADR ....................................................... 6,303 604
Mondelez International, Inc. , Class A ......................................... 23,798 1,739
Monster Beverage Corp. (a) ................................................ 8,148 482
PepsiCo, Inc. .......................................................... 13,344 2,206

Victory Portfolios III
Victory Target Managed Allocation Fund
9
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Philip Morris International, Inc. ............................................. 17,377 $ 1,563
Target Corp. .......................................................... 10,216 1,562
The Clorox Co. ........................................................ 3,614 554
The Coca-Cola Co. ...................................................... 31,875 1,913
The J.M. Smucker Co. ................................................... 7,138 858
The Procter & Gamble Co. ................................................ 18,463 2,935
Walmart, Inc. .......................................................... 40,458 2,371
23,647
Energy (3.5%):
Chevron Corp. ......................................................... 14,067 2,138
ConocoPhillips ........................................................ 13,511 1,520
ENEOS Holdings, Inc. ................................................... 166,400 718
EOG Resources, Inc. .................................................... 7,993 915
Exxon Mobil Corp. ..................................................... 34,089 3,563
Halliburton Co. ........................................................ 13,947 489
Idemitsu Kosan Co. Ltd. .................................................. 90,700 574
Inpex Corp. ........................................................... 47,100 628
Marathon Oil Corp. ..................................................... 59,002 1,431
Marathon Petroleum Corp. ................................................ 9,333 1,579
Pioneer Natural Resources Co. ............................................. 2,477 583
Schlumberger NV ...................................................... 14,443 698
Suncor Energy, Inc. ..................................................... 20,326 698
Targa Resources Corp. ................................................... 9,718 955
Valero Energy Corp. ..................................................... 3,839 543
17,032
Financials (11.5%):
Allianz SE , ADR ....................................................... 24,259 664
American Express Co. ................................................... 7,144 1,568
Ameriprise Financial, Inc. ................................................. 2,134 869
Apollo Global Management, Inc. ............................................ 8,840 988
AXA SA , ADR ........................................................ 19,116 680
Bank of America Corp. ................................................... 59,237 2,045
Berkshire Hathaway, Inc. , Class B (a) ......................................... 18,466 7,560
BlackRock, Inc. ........................................................ 1,575 1,278
BNP Paribas SA , ADR ................................................... 16,455 493
Capital One Financial Corp. ............................................... 13,057 1,797
Chubb Ltd. ........................................................... 7,537 1,897
CME Group, Inc. ....................................................... 5,116 1,127
Discover Financial Services ............................................... 9,733 1,175
Everest Group Ltd. ...................................................... 1,595 588
Fiserv, Inc. (a) .......................................................... 10,540 1,573
Global Payments, Inc. .................................................... 8,798 1,141
Huntington Bancshares, Inc. ............................................... 56,004 730
Interactive Brokers Group, Inc. ............................................. 4,726 514
Intercontinental Exchange, Inc. ............................................. 3,589 497
Intesa Sanpaolo SpA , ADR ................................................ 22,480 429
Jack Henry & Associates, Inc. .............................................. 5,413 941
JPMorgan Chase & Co. .................................................. 22,305 4,150
KeyCorp ............................................................. 52,864 754
KKR & Co., Inc. ....................................................... 7,881 774
Loews Corp. .......................................................... 5,829 438
LPL Financial Holdings, Inc. ............................................... 2,320 621
Mastercard, Inc. , Class A ................................................. 5,783 2,746
Mitsubishi UFJ Financial Group, Inc. ......................................... 244,200 2,509
Mizuho Financial Group, Inc. .............................................. 49,700 929
MSCI, Inc. ........................................................... 827 464
Prudential Financial, Inc. ................................................. 9,843 1,073
S&P Global, Inc. ....................................................... 2,718 1,164
Sumitomo Mitsui Financial Group, Inc. ....................................... 26,500 1,477
The Allstate Corp. ...................................................... 8,809 1,405
The Charles Schwab Corp. ................................................ 14,030 937

Victory Portfolios III
Victory Target Managed Allocation Fund
10
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
The Goldman Sachs Group, Inc. ............................................ 3,341 $ 1,300
The Hartford Financial Services Group, Inc. .................................... 10,961 1,050
The Progressive Corp. ................................................... 5,616 1,065
Tokio Marine Holdings, Inc. ............................................... 36,200 1,058
U.S. Bancorp .......................................................... 41,522 1,742
Wells Fargo & Co. ...................................................... 31,591 1,756
Zurich Insurance Group AG , ADR ........................................... 15,428 819
56,785
Health Care (10.4%):
Abbott Laboratories ..................................................... 14,170 1,681
AbbVie, Inc. .......................................................... 14,154 2,492
Agilent Technologies, Inc. ................................................. 5,221 717
Align Technology, Inc. (a) ................................................. 2,039 617
Amgen, Inc. ........................................................... 4,764 1,305
Becton Dickinson & Co. .................................................. 4,295 1,012
Boston Scientific Corp. (a) ................................................. 16,599 1,099
Charles River Laboratories International, Inc. (a) ................................. 4,156 1,056
Chugai Pharmaceutical Co. Ltd. ............................................ 16,600 663
CVS Health Corp. ...................................................... 13,935 1,036
Daiichi Sankyo Co. Ltd. .................................................. 44,100 1,453
Danaher Corp. ......................................................... 6,478 1,640
Dexcom, Inc. (a) ........................................................ 6,359 732
Edwards Lifesciences Corp. (a) ............................................. 11,850 1,006
Elevance Health, Inc. .................................................... 2,655 1,331
Eli Lilly & Co. ......................................................... 6,792 5,119
Gilead Sciences, Inc. .................................................... 14,134 1,019
Hoya Corp. ........................................................... 6,100 796
Intuitive Surgical, Inc. (a) ................................................. 3,890 1,500
IQVIA Holdings, Inc. (a) .................................................. 4,278 1,057
Johnson & Johnson ..................................................... 24,948 4,026
Lonza Group AG , ADR .................................................. 3,906 204
McKesson Corp. ....................................................... 2,191 1,142
Medtronic PLC ........................................................ 9,703 809
Merck & Co., Inc. ...................................................... 17,865 2,272
Mettler-Toledo International, Inc. (a) ......................................... 749 934
Regeneron Pharmaceuticals, Inc. (a) .......................................... 1,227 1,185
Stryker Corp. .......................................................... 3,818 1,333
Takeda Pharmaceutical Co. Ltd. ............................................ 32,900 962
The Cigna Group ....................................................... 4,146 1,394
The Ensign Group, Inc. ................................................... 5,715 714
Thermo Fisher Scientific, Inc. .............................................. 3,379 1,927
UnitedHealth Group, Inc. ................................................. 7,800 3,850
Vertex Pharmaceuticals, Inc. (a) ............................................. 3,549 1,493
Zoetis, Inc. ........................................................... 7,752 1,537
51,113
Industrials (10.2%):
3M Co. .............................................................. 7,447 686
Airbus SE , ADR ....................................................... 21,465 887
AMETEK, Inc. ........................................................ 11,726 2,113
Automatic Data Processing, Inc. ............................................ 9,328 2,343
Builders FirstSource, Inc. (a) ............................................... 5,211 1,017
Caterpillar, Inc. ........................................................ 5,061 1,690
Central Japan Railway Co. ................................................ 47,400 1,192
CSX Corp. ............................................................ 38,274 1,452
Daikin Industries Ltd. , ADR ............................................... 47,431 665
Deere & Co. .......................................................... 2,743 1,001
Delta Air Lines, Inc. ..................................................... 18,524 783
Dover Corp. ........................................................... 9,108 1,506
Eaton Corp. PLC ....................................................... 7,582 2,191
Fastenal Co. ........................................................... 6,624 484
FedEx Corp. .......................................................... 4,874 1,213

Victory Portfolios III
Victory Target Managed Allocation Fund
11
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
General Electric Co. ..................................................... 12,324 $ 1,933
Hitachi Ltd. ........................................................... 25,500 2,161
Honeywell International, Inc. .............................................. 9,335 1,855
Johnson Controls International PLC .......................................... 17,085 1,013
Komatsu Ltd. .......................................................... 34,000 987
L3Harris Technologies, Inc. ............................................... 6,883 1,457
Lockheed Martin Corp. ................................................... 1,999 856
Marubeni Corp. ........................................................ 57,700 956
Mitsubishi Corp. ....................................................... 91,300 1,959
Mitsubishi Electric Corp. ................................................. 51,400 819
Mitsubishi Heavy Industries Ltd. ............................................ 12,200 966
Northrop Grumman Corp. ................................................. 2,457 1,133
Odakyu Electric Railway Co. Ltd. ........................................... 32,400 456
Parker-Hannifin Corp. ................................................... 4,127 2,210
Paycom Software, Inc. ................................................... 5,461 996
Quanta Services, Inc. .................................................... 4,545 1,098
Recruit Holdings Co. Ltd. ................................................. 36,700 1,480
Robert Half, Inc. ....................................................... 9,881 794
Siemens AG , ADR ...................................................... 2,040 202
SMC Corp. ........................................................... 1,700 1,026
Sumitomo Corp. ........................................................ 55,300 1,298
Toyota Tsusho Corp. ..................................................... 11,700 758
Trane Technologies PLC .................................................. 2,592 731
TransDigm Group, Inc. ................................................... 732 862
Uber Technologies, Inc. (a) ................................................ 19,051 1,515
Union Pacific Corp. ..................................................... 5,547 1,407
50,151
Information Technology (22.8%):
Accenture PLC , Class A .................................................. 6,230 2,335
Adobe, Inc. (a) ......................................................... 3,793 2,125
Advanced Micro Devices, Inc. (a) ............................................ 14,206 2,735
Advantest Corp. ........................................................ 16,100 758
Amphenol Corp. , Class A ................................................. 27,279 2,980
Analog Devices, Inc. .................................................... 8,149 1,563
ANSYS, Inc. (a) ........................................................ 3,042 1,017
Apple, Inc. ........................................................... 105,333 19,039
Applied Materials, Inc. ................................................... 8,065 1,626
Arista Networks, Inc. (a) .................................................. 3,564 989
Autodesk, Inc. (a) ....................................................... 4,258 1,099
Broadcom, Inc. ........................................................ 3,545 4,610
Cadence Design Systems, Inc. (a) ............................................ 4,421 1,346
Cisco Systems, Inc. ..................................................... 39,301 1,901
Crowdstrike Holdings, Inc. , Class A (a) ....................................... 3,145 1,019
Datadog, Inc. , Class A (a) ................................................. 5,912 777
Disco Corp. ........................................................... 1,800 587
Fortinet, Inc. (a) ........................................................ 10,639 735
Fujitsu Ltd. ........................................................... 4,700 735
GoDaddy, Inc. , Class A (a) ................................................. 6,564 749
International Business Machines Corp. ........................................ 8,440 1,562
Intuit, Inc. ............................................................ 2,921 1,936
Keyence Corp. ......................................................... 3,900 1,828
Keysight Technologies, Inc. (a) ............................................. 6,717 1,036
KLA Corp. ........................................................... 1,916 1,307
Lam Research Corp. ..................................................... 1,903 1,786
Marvell Technology, Inc. ................................................. 12,939 927
Microsoft Corp. ........................................................ 54,440 22,519
Monolithic Power Systems, Inc. ............................................ 1,121 807
NEC Corp. ........................................................... 12,400 837
NVIDIA Corp. ......................................................... 17,533 13,871
NXP Semiconductors NV ................................................. 3,447 861
ON Semiconductor Corp. (a) ............................................... 13,260 1,047
Oracle Corp. .......................................................... 12,345 1,379

Victory Portfolios III
Victory Target Managed Allocation Fund
12
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
QUALCOMM, Inc. ..................................................... 11,498 $ 1,814
Salesforce, Inc. (a) ...................................................... 8,390 2,591
ServiceNow, Inc. (a) ..................................................... 1,577 1,216
Snowflake, Inc. , Class A (a) ................................................ 4,360 821
Synopsys, Inc. (a) ....................................................... 2,467 1,415
TDK Corp. ........................................................... 12,000 626
Tokyo Electron Ltd. ..................................................... 8,900 2,208
Workday, Inc. , Class A (a) ................................................. 2,340 690
Zscaler, Inc. (a) ......................................................... 3,621 876
112,685
Materials (2.4%):
Air Liquide SA , ADR .................................................... 16,068 653
BASF SE , ADR ........................................................ 54,845 701
DuPont de Nemours, Inc. ................................................. 11,543 799
Eastman Chemical Co. ................................................... 5,447 478
Freeport-McMoRan, Inc. ................................................. 17,739 671
Givaudan SA , ADR ..................................................... 7,653 642
H.B. Fuller Co. ........................................................ 12,787 1,017
JFE Holdings, Inc. ...................................................... 85,300 1,399
Linde PLC ............................................................ 4,794 2,151
Shin-Etsu Chemical Co. Ltd. ............................................... 41,500 1,771
Sika AG , ADR ......................................................... 16,678 483
Vulcan Materials Co. .................................................... 4,084 1,086
11,851
Real Estate (3.0%):
American Tower Corp. ................................................... 7,196 1,431
Crown Castle, Inc. ...................................................... 8,154 896
Essential Properties Realty Trust, Inc. ........................................ 36,834 880
Healthpeak Properties, Inc. ................................................ 60,118 1,007
LXP Industrial Trust ..................................................... 91,448 792
Mitsubishi Estate Co. Ltd. ................................................. 58,200 891
Mitsui Fudosan Co. Ltd. .................................................. 35,400 961
Nomura Real Estate Holdings, Inc. .......................................... 27,200 677
Prologis, Inc. .......................................................... 10,269 1,369
Realty Income Corp. .................................................... 42,731 2,227
Retail Opportunity Investments Corp. ........................................ 39,139 506
SITE Centers Corp. ..................................................... 111,369 1,512
Sumitomo Realty & Development Co. Ltd. .................................... 18,500 549
Zillow Group, Inc. , Class A (a) .............................................. 18,327 991
14,689
Utilities (2.0%):
American Electric Power Co., Inc. ........................................... 12,678 1,080
Avista Corp. .......................................................... 12,177 404
Chubu Electric Power Co., Inc. ............................................. 80,300 1,000
Enel SpA , ADR ........................................................ 99,064 625
Evergy, Inc. ........................................................... 30,006 1,486
NiSource, Inc. ......................................................... 51,769 1,349
Osaka Gas Co. Ltd. ..................................................... 36,200 723
PG&E Corp. .......................................................... 27,423 458
The Kansai Electric Power Co., Inc. .......................................... 72,800 931
Tokyo Gas Co. Ltd. ..................................................... 31,500 690
Xcel Energy, Inc. ....................................................... 17,084 900
9,646
Total Common Stocks (Cost $360,724)
a
a
a
434,255

Victory Portfolios III
Victory Target Managed Allocation Fund
13
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Exchange-Traded Funds (6.4%)
iShares Core S&P Small-Cap ETF ........................................... 296,808 $ 31,862
Total Exchange-Traded Funds (Cost $30,823)
a
a
a
31,862
Total Investments (Cost $391,547) — 94.5% 466,117
Other assets in excess of liabilities — 5.5% 26,949
NET ASSETS - 100.00% $ 493,066
At February 29, 2024, the Fund's investments in foreign securities were 16.3% of net assets.
(a) Non-income producing security.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Victory Portfolios III
Victory Target Managed Allocation Fund
14
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 60 3/15/24 $ 14,932,704 $ 15,311,250 $ 378,546
Euro Stoxx 50 Futures ............... 829 3/15/24 41,001,411 43,845,179 2,843,768
FTSE 100 Index Futures .............. 434 3/15/24 41,484,280 41,774,273 289,993
Swiss Market Index Futures ........... 200 3/15/24 25,037,812 25,706,854 669,042
Tokyo Price Index Futures ............ 140 3/07/24 24,575,109 25,039,360 464,251
$ 4,645,600
Futures Contracts Sold
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
ASX SPI 200 Index Futures ........... 241 3/21/24 $ 29,489,148 $ 29,989,148 $ (500,000)
E-Mini MSCI Emerging Markets Index
Futures .......................... 694 3/15/24 34,515,185 35,282,960 (767,775)
Hang Seng Index Futures ............. 89 3/27/24 9,481,547 9,350,951 130,596
S&P/Toronto Stock Exchange 60 Index
Futures .......................... 273 3/14/24 51,021,465 51,928,342 (906,877)
$ (2,044,056)
Total unrealized appreciation $ 4,776,196
Total unrealized depreciation (2,174,652)
Total net unrealized appreciation (depreciation) $ 2,601,544

Statement of Assets and Liabilities
February 29, 2024
15
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
Victory Target
Managed Allocation
Fund
Assets:
Investments, at value (Cost $391,547) $ 466,117
Cash 256
Deposit with broker for futures contracts 26,357
Receivables:
Interest and dividends 677
From Adviser 3
Variation margin on open futures contracts 350
Reclaims 3
Prepaid expenses —(a)
Total Assets 493,763
Liabilities:
Payables:
Foreign currency, at value (Cost —(a)) —(a)
Variation margin on open futures contracts 426
Accrued expenses and other payables:
Investment advisory fees 192
Administration fees 19
Custodian fees 9
Transfer agent fees 25
Compliance fees —(a)
Trustees' fees —(a)
Other accrued expenses 26
Total Liabilities 697
Commitments and contingencies (Note 5 )
Net Assets:
Capital 475,135
Total accumulated earnings/(loss) 17,931
Net Assets $ 493,066
Shares (unlimited number of shares authorized with no par value): 49,206
Net asset value, offering and redemption price per share:(b) $ 10.02
(a) Rounds to less than $1 thousand.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Year Ended February 29, 2024
16
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory Target
Managed Allocation
Fund
Investment Income:
Dividends $ 9,252
Interest 789
Securities lending (net of fees) — (a)
Foreign tax withholding (336)
Total Income 9,705
Expenses:
Investment advisory fees 2,280
Administration fees 228
Sub-Administration fees 30
Custodian fees 47
Transfer agent fees 252
Trustees' fees 47
Compliance fees 4
Legal and audit fees 53
State registration and filing fees — (a)
Other expenses 26
Total Expenses 2,967
Expenses waived/reimbursed by Adviser (9)
Net Expenses 2,958
Net Investment Income (Loss) 6,747
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 8,947
Net realized gains (losses) from foreign currency transactions (92)
Net realized gains (losses) from futures contracts (11,967)
Net change in unrealized appreciation/depreciation on investment securities 70,409
Net change in unrealized appreciation/depreciation on foreign currency translations (52)
Net change in unrealized appreciation/depreciation on futures contracts 1,686
Net realized/unrealized gains (losses) on investments 68,931
Change in net assets resulting from operations $ 75,678
(a) Rounds to less than $1 thousand.

17
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Target Managed Allocation Fund
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31, 2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 6,747 $ 6,618 $ 5,767
Net realized gains (losses) (3,112) (49,588) 79,424
Net change in unrealized appreciation/depreciation 72,043 (41,234) (18,969)
Change in net assets resulting from operations 75,678 (84,204) 66,222
Change in net assets resulting from distributions to shareholders (6,633) (18,440) (121,136)
Change in net assets resulting from capital transactions (12,191) 18,495 45,662
Change in net assets 56,854 (84,149) (9,252)
Net Assets:
Beginning of period 436,212 520,361 529,613
End of period $ 493,066 $ 436,212 $ 520,361
Capital Transactions:
Proceeds from shares issued $ 499 $ 3,200 $ —
Distributions reinvested 6,633 18,440 121,136
Cost of shares redeemed (19,323) (3,145) (75,474)
Change in net assets resulting from capital transactions $ (12,191) $ 18,495 $ 45,662
Share Transactions:
Issued 57 373 —
Reinvested 700 2,120 11,133
Redeemed (2,054) (372) (6,061)
Change in Shares (1,297) 2,121 5,072
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
18
See notes to financial statements.
Victory Target Managed Allocation Fund
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Year
Ended
March 31,
2020
Year
Ended
March 31,
2019
Net Asset Value, Beginning of Period $8.64 $10.76 $12.23 $8.98 $10.26 $11.22
Investment Activities:
Net investment income (loss) 0.13(b) 0.14(b) 0.13(b) 0.11(b) 0.20(b) 0.17
Net realized and unrealized gains (losses) 1.38 (1.88) 1.44 3.84 (0.96) (0.10)
Total from Investment Activities 1.51 (1.74) 1.57 3.95 (0.76) 0.07
Distributions to Shareholders from:
Net investment income (0.13) (0.01) (0.13) (0.09) (0.22) (0.15)
Net realized gains — (0.37) (2.91) (0.61) (0.30) (0.88)
Total Distributions (0.13) (0.38) (3.04) (0.70) (0.52) (1.03)
Net Asset Value, End of Period $10.02 $8.64 $10.76 $12.23 $8.98 $10.26
Total Return(c)(d) 17.62% (16.21)% 12.85% 44.39% (8.20)% 1.32%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 0.65% 0.69% 0.65% 0.64% 0.64% 0.65%
Net Investment Income (Loss)(e) 1.48% 1.62% 1.06% 0.96% 1.88% 1.83%
Gross Expenses(e)(g) 0.65% 0.69% 0.65% 0.64% 0.64% 0.65%
Supplemental Data:
Net Assets at end of period (000's) $493,066 $436,212 $520,361 $529,613 $446,616 $512,207
Portfolio Turnover(c) 148%(h) 314%(i) 152%(j) 202%(j) 298%(k) 195%(k)
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.
(g) Does not include acquired fund fees and expenses, if any.
(h) Reflects a return to normal trading levels after a prior year investment strategy change.
(i) Reflects increased trading activity due to an investment strategy change that was effective December 23, 2022.
(j) Reflects overall decrease in purchases and sales of securities.
(k) Reflects overall increase in trading activity due to asset allocation shifts.

Notes to Financial Statements
February 29, 2024
Victory Portfolios III
19
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following Fund (the "Fund"):
The Fund is classified as diversified under the 1940 Act.  Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory
Capital Operating, LLC.
There are no minimum initial or subsequent purchase amounts for investment in the Fund, but financial intermediaries or plan sponsors may set different investment minimums. Fund shares are available for purchase through the Fund’s transfer agent by telephone or by mail. The Fund reserves the right to limit sales of shares to eligible investors and to modify or impose purchase minimums in certain circumstances.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the "Board"),  has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a
Fund (Legal Name) Fund (Short Name)
Victory Target Managed Allocation Fund Target Managed Allocation Fund

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
20
security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund’s NAV is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. The valuations are categorized as
Level 2 in the fair value hierarchy.
A summary of the valuations as of February 29, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of February 29, 2024, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassed to realized gains or return of capital as estimated by the Fund based on calendar year-end information as it becomes known or available.
Investment Companies:
Exchange-Traded Funds:
The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Futures Contracts:
The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities
Level 1 Level 2 Level 3 Total
Target Managed Allocation Fund
Common Stocks ............................................... $ 375,477 $ 58,778 $ — $ 434,255
Exchange-Traded Funds ......................................... 31,862 — — 31,862
Total ....................................................... $ 407,339 $ 58,778 $ — $ 466,117
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 4,777 — — 4,777
Liabilities:
Futures Contracts .............................................. (2,175) — — (2,175)
Total ....................................................... $ 2,602 $ — $ — $ 2,602
* Futures Contracts are valued at the unrealized appreciation (depreciation) on the investment.

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
21
with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and
Liabilities under Deposit with broker for futures contracts.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Fund is not subject to master netting agreements for futures contracts. During the year ended February 29, 2024, the Fund entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of February 29, 2024 (amounts in thousands):
The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended
February 29, 2024 (amounts in thousands):
All open derivative positions at year end are reflected on the Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund’s net assets at year end is generally representative of the notional amount of open positions to net assets throughout the year.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral
Assets Liabilities
Variation
Margin
Receivable on
Open Futures
Contracts*
Variation
Margin Payable
on Open Futures
Contracts*
Equity Risk Exposure: 4,777,000 (2,175,000)
Target Managed Allocation Fund ........................................................... $ 4,777 $ 2,175
* Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statement of Assets and Liabilities.
Net Realized Gains
(Losses) from
Futures Contracts
Net Change
in Unrealized
Appreciation/
Depreciation on
Futures Contracts
Equity Risk Exposure: (11,967,000) 1,686,000
Target Managed Allocation Fund ....................................................... $ (11,967) $ 1,686
security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund’s NAV is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. The valuations are categorized as
Level 2 in the fair value hierarchy.
A summary of the valuations as of February 29, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of February 29, 2024, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassed to realized gains or return of capital as estimated by the Fund based on calendar year-end information as it becomes known or available.
Investment Companies:
Exchange-Traded Funds:
The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Futures Contracts:
The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities
Level 1 Level 2 Level 3 Total
Target Managed Allocation Fund
Common Stocks ............................................... $ 375,477 $ 58,778 $ — $ 434,255
Exchange-Traded Funds ......................................... 31,862 — — 31,862
Total ....................................................... $ 407,339 $ 58,778 $ — $ 466,117
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 4,777 — — 4,777
Liabilities:
Futures Contracts .............................................. (2,175) — — (2,175)
Total ....................................................... $ 2,602 $ — $ — $ 2,602
* Futures Contracts are valued at the unrealized appreciation (depreciation) on the investment.

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
22
is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
As of February 29, 2024, the Fund did not have any securities on loan.
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on foreign currency translations on the Statement of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from foreign currency transactions on the Statement of Operations.
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28 or February 29 for leap years.
For the year ended February 29, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended February 29, 2024, were as follows (amounts in thousands):
Excluding U.S. Government
Securities
Purchases Sales
Target Managed Allocation Fund ............................................................... $ 638,103 $ 659,632

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
23
4. Affiliated Fund Ownership:
The Fund offers shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of February 29, 2024, certain affiliated fund-of-funds owned total outstanding shares of the Fund as follows:
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.50% of the Fund’s average daily net assets. Amounts incurred and paid to VCM for the year ended February 29, 2024, are reflected on the Statement of Operations as Investment advisory fees.
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the year ended February
29, 2024, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement,
VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.05%, which is based on the
Fund's average daily net assets of the Fund Shares. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of
Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as Sub-Administration
fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund.  Transfer agent fees for the Fund are paid monthly based on a fee accrued daily at an annualized rate of 0.05% of average daily net assets, plus out-of-pocket expenses.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Affiliated Victory Portfolios III Funds
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.2
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.9
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7.1
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 22.0
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 37.4
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 25.7
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.8

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
24
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the year ended
February 29, 2024, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2024. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limit. As of February 29, 2024, the expense limit (excluding voluntary waivers) was:
Under the terms of the expense limitation agreement, as amended June 22, 2023, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limit in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at February 29, 2024.
As of February 29, 2024, the following amounts are available to be repaid to the Adviser (amounts in thousands):
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended February 29, 2024.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
6. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Portfolio Reallocation Risk — The frequent changes in the allocation of the Fund’s portfolio holdings will result in higher portfolio turnover.
In purchasing and selling securities in order to reallocate the portfolio, the Fund will pay more brokerage commissions than it would without a reallocation policy. In addition, the Fund may have a higher proportion of capital gains and a potentially lower return than a fund that does not reallocate from time to time.
Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Equity Risk — The values of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general market, economic and political conditions and other factors. A company’s earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or may last for extended periods.
Foreign Securities Risk — Foreign securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. Foreign securities could be affected by factors not present in the United States, including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Depositary receipts may have additional risks, including creditworthiness of the depositary bank and the risk of an illiquid market. In addition, to the extent investments are made in a limited number of countries, events in those countries
In effect until June 30, 2024
Target Managed Allocation Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.65%
Expires
2027 Total
Target Managed Allocation Fund .................................................................. $ 9 $ 9

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
25
will have a more significant impact on the Fund. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment.
Derivatives Risk — The Fund may invest in futures, options, and other types of derivatives. Risks associated with derivatives include the risk that the derivative is not well-correlated with the security, index, ETFs, or currency to which it relates; the risk that the use of derivatives may not have the  intended effects and may result in losses, underperformance, or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the Fund to the effects of leverage, which could increase the
Fund’s market exposure, magnify investment risks and losses, and cause losses to be realized more quickly. There is no guarantee that derivative techniques will be employed or that they will work as intended, and their use could lower returns or even result in losses to the Fund. In addition, proposed and current regulations may limit the Fund’s ability to invest in derivatives.
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended February 29, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 26, 2024, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the year ended February 29, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the year ended February 29, 2024.
8. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of February 29, 2024, on the Statement of Assets and Liabilities, there were no permanent book-to-tax difference reclassification adjustments.
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
Year Ended February 29, 2024
Distributions Paid
From:
Ordinary
Income
Total
Distributions
Paid
Target Managed Allocation Fund ............................................................. $ 6,633 $ 6,633

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
26
* Effective February 28, 2023, the Fund's fiscal year end changed from March 31 to February 28.
As of February 29, 2024, the components of accumulated earnings/(loss) on a tax basis were as follows (amounts in thousands):
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales and derivatives.
As of February 29, 2024, the Fund had net capital loss carryforwards as shown in the table below (amounts in thousands). It is unlikely that the
Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
As of February 29, 2024, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
9. New Regulatory Pronouncement:
In October 2022, the SEC adopted the Tailored Shareholder Reports Rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
11 Months Ended February 28, 2023*
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Target Managed Allocation Fund ............................................... $ 15,811 $ 2,629 $ 18,440
Year Ended March 31, 2022
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Target Managed Allocation Fund ............................................... $ 63,650 $ 57,486 $ 121,136
Undistributed
Ordinary
Income
Accumulated
Earnings
(Loss)
Accumulated
Capital and
Other Losses
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings
(Loss)
Target Managed Allocation Fund ....................... $ 7,684 $ 7,684 $ (62,757) $ 73,004 $ 17,931
Short-Term
Amount
Long-Term
Amount Total
Target Managed Allocation Fund ........................................... $ (56,870) $ (5,887) $ (62,757)
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Target Managed Allocation Fund ......................... $ 392,301 $ 79,704 $ (6,700) $ 73,004

27
Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Victory Target Managed Allocation Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Victory Target Managed Allocation Fund (the “Fund”) (one of the
funds constituting Victory Portfolios III (the “Trust”)), including the schedule of portfolio investments, as of February 29, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended and the period from April 1, 2022 through February 28, 2023 and the year ended March 31, 2022, the financial highlights for the year then ended and the period from April 1, 2022 through February 28, 2023 and each of the four years in the period ended March 31, 2022, and the related notes (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Victory Portfolios III) at February 29, 2024, the results of its operations for the year then ended, the changes in its net assets for the year then ended and the period from April 1, 2022 through February 28, 2023 and the year ended March 31, 2022, and its financial highlights for the year then ended and the period from April 1, 2022 through February 28, 2023 and each of the four years in the period ended
March 31, 2022, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 29, 2024, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Victory Capital investment companies since 1995.
San Antonio, Texas
April 26, 2024

Supplemental Information
February 29, 2024
Victory Portfolios III
28
(Unaudited)
Trustee and Officer Information
Board of Trustees:
Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the
State of Delaware. There are currently seven Trustees, six of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (“Independent Trustees”) and one of whom is an “interested person” of the Trust within the meaning of that term under the
1940 Act (“Interested Trustee”). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.
The following tables list the Trustees, their date of birth, position with the Trust, commencement of service, principal occupations during the past five years, and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange
Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 45 portfolios in the Trust. Each Trustee’s address is c/o Fund
Administration, 15935 La Cantera Pkwy, San Antonio, TX 78256.
Name and Date of
Birth
Position Held with the
Trust
Date Commenced
Service
Principal Occupation During Past
5 Years
Other Directorships Held During Past
5 Years
Independent Trustees
Jefferson C. Boyce
(September 1957)
Independent
Chair
Trustee since
September 2013,
Independent Chair
since January 2021
Retired. Westhab, Inc., New York Theological
Seminary, American Filtration Corp.
Dawn M. Hawley
(February 1954)
Trustee April 2014 Retired. None.
Daniel S. McNamara
(June 1966)
Trustee January 2012 Trustee, President, and Vice
Chairman of USAA ETF Trust (6/17-
6/19); President of Financial Advice
& Solutions Group (FASG), USAA
(2/13-3/21); Director of USAA Asset
Management Company (AMCO),
(8/11-6/19); Chairman of Board of
AMCO (4/13-6/19); Director of
USAA Investment Services Company
(ISCO) (formerly USAA Investment
Management Company) (9/09-3/21);
Chairman of Board of ISCO (4/13-
12/20); President and Director of
USAA Shareholder Account Services
(SAS) (10/09-6/19); Chairman of
Board of SAS (4/13-6/19); Senior
Vice President of USAA Financial
Planning Services Insurance Agency,
Inc. (FPS) (4/11-3/21); Director and
Vice Chairman of FPS (12/13-3/21);
President and Director of USAA
Investment Corporation (ICORP)
(3/10-3/21); Chairman of Board of
ICORP (12/13-3/21); Director of
USAA Financial Advisors, Inc. (FAI)
(12/13-3/21); Chairman of Board of
FAI (3/15-3/21).
None.
Richard Y.
Newton, III
(January 1956)
Trustee March 2017 Director, Elta North America (1/18-
8/19), which is a global leader in the
design, manufacture, and support
of innovative electronic systems in
the ground, maritime, airborne, and
security domains for the nation’s
warfighters, security personnel, and
first responders; Managing Partner,
Pioneer Partnership Development
Group (12/15-present).
Terran Orbital Corp., American Made
Filtration Corp.

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
29
(Unaudited)
* Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.
The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.
Barbara B. Ostdiek,
Ph.D. (March 1964)
Trustee January 2008 Senior Associate Dean of Degree
programs at Jesse H. Jones Graduate
School of Business at Rice University
(7/13-present); Associate Professor
of Finance at Jesse H. Jones Graduate
School of Business at Rice University
(7/01-7/21); Professor of Finance
at Jesse H. Jones Graduate School
of Business at Rice University
(7/21-present).
None.
John C. Walters
(February 1962)
Trustee July 2019 Retired. Guardian Variable Products Trust
(16 series)
Interested Trustee
David C. Brown*
(May 1972)
Trustee July 2019 Chief Executive Officer and
Chairman (since 2013), the Adviser;
Chief Executive Officer and
Chairman (since 2013), Victory
Capital Holdings, Inc.; Director
(since 2013), Victory Capital
Services, Inc.; Director (since 2019),
Victory Capital Transfer Agency, Inc.
Trustee, Victory Portfolios; Board
Member, Victory Capital Services, Inc.

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
30
(Unaudited)
Officers:
The officers of the Trust are elected by the Board to actively supervise the Trust’s day-to-day operations. The officers of the Trust, their date of birth, the length of time served, and their principal occupations during the past five years are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the
Trust is 15935 La Cantera Parkway, San Antonio, Texas 78256. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.
Name and Date of Birth Position with the Trust
Date Commenced
Service Principal Occupation During Past 5 Years
James K. De Vries
(April 1969)
President March 2018 Head of Fund Administration, the Adviser (5/1/23-present); Vice
President, Victory Capital Transfer Agency, Inc. (4/20/23-present);
Executive Director, the Adviser (7/1/19-4/30/23); Executive
Director, Investment and Financial Administration, USAA (2012-
6/30/19); Treasurer, USAA Mutual Funds Trust (2018-4/30/23).
Mr. De Vries also serves as the Principal Executive Officer for the Funds, Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.
Scott A. Stahorsky
(July 1969)
Vice President July 2019 Director, Third-Party Dealer Services & Reg Administration, Fund
Administration, the Adviser (5/1/23-present); Vice President,
Victory Capital Transfer Agency, Inc. (4/20/23-present); Manager,
Fund Administration, the Adviser (2015-4/30/23). Mr. Stahorsky
also serves as Vice President of Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Thomas Dusenberry
(July 1977)
Secretary June 2022 Director, Fund Administration, the Adviser (5/1/23-present);
Manager, Fund Administration, the Adviser (2022-4/30/23);
Treasurer and Principal Financial Officer (2020-2022), Assistant
Treasurer (2019), Salient MF Trust, Salient Midstream, MLP
Fund, and Forward Funds; Principal Financial Officer (2018-
2021) and Treasurer (2020-2021), Salient Private Access Funds
and Endowment PMF Funds; Senior Vice President of Fund
Accounting and Operations, Salient Partners (2020-2022); Director
of Fund Operations, Salient Partners (2016-2019). Mr. Dusenberry
also serves as Secretary of Victory Portfolios, Victory Portfolios II
and Victory Variable Insurance Funds.
Allan Shaer
(March 1965)
Treasurer July 2019 Senior Vice President, Financial Administration, Citi Fund Services
Ohio, Inc. (since 2016). Mr. Shaer also serves as the Funds’
Principal Financial and Accounting Officer. Mr. Shaer also serves as Treasurer of Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.
Christopher A. Ponte
(March 1984)
Assistant Treasurer May 2023 Director, Fund and Broker Dealer Finance, the Adviser
(5/1/23-present); Manager, Fund Administration, the Adviser
(2017-4/30/23); Chief Financial Officer, Victory Capital Services,
Inc. (since 2018). Mr. Ponte also serves as Assistant Treasurer of Victory Portfolios, Victory Portfolios II and Victory Variable
Insurance Funds.
Carol D. Trevino
(October 1965)
Assistant Treasurer September 2018 Director, Financial Reporting, Fund Administration, the Adviser
(5/1/23-present); Director, Accounting and Finance, the Adviser
(7/1/19-4/30/23); Accounting/Financial Director, USAA (12/13-
6/30/19). Ms. Trevino also serves as Assistant Treasurer Victory
Portfolios, Victory Portfolios II and Victory Variable Insurance
Funds.
Sean Fox
(September 1976)
Chief Compliance Officer June 2022 Senior Compliance Officer, the Adviser (2019-present);
Compliance Officer, the Adviser (2015-2019). Mr. Fox also
serves as Chief Compliance Officer for Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Michael Bryan
(December 1962)
Anti-Money Laundering
Compliance Officer and
Identity Theft Officer
May 2023 Vice President, CCO Compliance Support Services, Citi Fund
Services Ohio, Inc. (2008-present). Mr. Bryan also serves as the
Anti-Money Laundering Compliance Officer and identity Theft
Officer for Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.

Victory Portfolios III
31
(Unaudited)
Supplemental Information — continued
February 29, 2024
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Fund’s Statement of Additional Information on our website or upon request by calling 800-235-8396. The Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and is available on the SEC’s website at sec.gov.
Expense Example
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1,
2023, through February 29, 2024.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
9/1/23
Actual
Ending
Account
Value
2/29/24
Hypothetical
Ending
Account
Value
2/29/24
Actual
Expenses
Paid During
Period
9/1/23 - 2/29/24*
Hypothetical
Expenses
Paid During
Period
9/1/23 - 2/29/24*
Annualized
Expense Ratio
During Period
9/1/23 - 2/29/24
Target Managed Allocation Fund ............. $ 1,000.00 $ 1,119.20 $ 1,021.63 $ 3.42 $ 3.27 0.65%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Portfolios III
32
(Unaudited)
Supplemental Information — continued
February 29, 2024
Additional Federal Income Tax Information
For the fiscal year ended February 29, 2024, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
Dividends qualified for corporate dividends received deductions of 11%.

Victory Portfolios III
33
(Unaudited)
Supplemental Information — continued
February 29, 2024
Considerations of the Board in Continuing the Investment Advisory Agreements
Victory Target Managed Allocation Fund (the “Fund“)
At a meeting of the Board of Trustees (the “Board”) of Victory Portfolios III (the “Trust”) held on December 7-8, 2023, the Board, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the
“Independent Trustees”), approved for an annual period the continuance of the Investment Advisory Agreement (the “Advisory Agreement”)
between the Trust and Victory Capital Management Inc. (the “Adviser”) with respect to the Fund. Prior to the December 7-8, 2023 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 17, 2023.
In advance of the foregoing meetings, the Trustees requested, received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund’s investment performance, expenses, and fees to comparable investment companies; (ii)
information concerning the services rendered to the Fund, as well as information regarding the Adviser’s revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser’s operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees (“Independent Counsel”) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The
Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with
Independent Counsel at which no representatives of management were present.
At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund’s performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser’s profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board’s and its committees’ consideration of the Advisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser in prior years and that the Board’s conclusions may be based, in part, on its consideration of these same arrangements in prior years.
ADVISORY AGREEMENT
After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.
Nature, Extent, and Quality of Services – In considering the nature, extent, and quality of the services provided by the Adviser under the
Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board considered that the Adviser manages the Fund’s assets directly through one or more investment franchises, and in doing so, continuously supervises the investment and reinvestment of cash and securities comprising the Fund’s assets. The Board also considered that the Adviser monitors pertinent economic, statistical, and financial data to determine which issuers and securities to include in the Fund’s portfolio as part of a continuous investment program. The Board also took into account its knowledge of the Adviser’s management and the quality of the performance of the
Adviser’s duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the
Fund, the Adviser and its affiliates provide administrative services, transfer agency services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the
Trust.
The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund’s compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.
The Board considered the Adviser’s management style and the performance of the Adviser’s duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund’s brokerage, including the Adviser’s process for monitoring “best execution,” also was considered. The Adviser’s role in coordinating the activities of the Fund’s other service providers was also considered.
The Board also considered the Adviser’s risk management processes. The Board considered the Adviser’s financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
34
(Unaudited)
Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.
The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the
Adviser’s oversight of the Fund’s day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser’s compliance and administrative staff.
Expenses and Performance – In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund’s advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund’s expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the “expense group”) and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the “expense universe”). Among other data, the Board noted
that the Fund’s net management fee rate, which includes advisory and administrative services, was below the median of its expense group and above the median of its expense universe. The data indicated that the Fund’s total expenses, which included underlying fund expenses, were below the medians of its expense group and expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above, and noted the high quality of services received by the Fund.
In considering the Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund’s performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund’s average annual total returns relative to its
Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the “performance universe”). The
Fund’s performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/
objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund’s performance was below the average of its performance universe and its Lipper index for the one-year period ended June 30, 2023, and was above the average of its performance universe and its Lipper index for the three- and five-year periods ended June 30, 2023. The Board took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance for certain periods.
As part of its consideration, the Board factored into its evaluation of the Fund’s expenses and performance, the potential limitations inherent in the methodology used by the independent third party for developing and constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. In this regard, the Board also noted that the methodology may result in the Fund’s being included in one peer group one year and in a different peer group the next, and in similar funds being included in different peer groups. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by the third party provided a useful measure of comparative expenses and performance.
Compensation and Profitability – The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser’s business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Adviser’s relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the
Adviser and its affiliates provide transfer agency services, shareholder servicing and administrative services to the Fund for which they receive compensation. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.
Economies of Scale – The Board considered whether there should be changes in the management fee rate or structure in order to enable the
Fund to participate in any economies of scale. The Board also considered the fee waiver and expense reimbursement arrangements by the
Adviser. The Board took into account management’s discussion of the Fund’s current advisory fee structure. The Board also considered the effect of the Fund’s change in size, if any, on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board also considered the Adviser’s reinvestment in the business in the form of adding to investment capabilities and resources, improvements in technology, and customer service. The Board determined that the current investment management fee structure was reasonable.
Other Benefits – The Board also considered the potential direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. These potential benefits included, among other things, the opportunity to offer additional products and services to the Fund’s shareholders.
Conclusions – The Board reached the following conclusions regarding the Fund’s Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund’s advisory fees are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser’s and its affiliates’ level of profitability from their relationship with the

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
35
(Unaudited)
Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

Victory Portfolios III
36
(Unaudited)
Supplemental Information — continued
February 29, 2024
Liquidity Risk Management Program:
The Fund has adopted and implemented a written liquidity risk management program (the “LRMP”) as required by Rule 22e-4 under the
Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to
Financial Statements). The Fund’s Board of Trustees approved the appointment of the Fund’s investment adviser, Victory Capital Management
Inc. (“Victory Capital”), as the administrator of the LRMP.
Victory Capital manages liquidity risks associated with the Fund’s investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of the Fund’s investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid, or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Fund’s portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.
At a meeting held on March 15, 2024, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Fund did not experience any significant liquidity challenges during the covered period, and the Fund’s LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure the Fund is able to meet redemption requests without significant dilution to the remaining investors’ interest in the Fund. During the review period, the Fund’s portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that the
Fund reasonably expected to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a highly liquid investment minimum. The Fund’s investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-RN and recommended no material changes to the LRMP.

Victory Portfolios III
37
(Unaudited)
Supplemental Information — continued
February 29, 2024
Privacy Policy
Facts
WHAT DOES VICTORY
DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect, and share depend on the product or service you have with us. This information can include:
■ Social Security number and income.
■ Account balances and account transactions.
■ Data from public sources and third-party data services.
How?
All financial companies need to share customers’ personal information to run their everyday business as permitted by law. For example, we share with print and mail companies that assist us in sending mail. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons Victory chooses to share and whether you can limit this sharing.
Reasons we can share your personal information
Does
Victory
share?
Can you limit
this sharing?
For our everyday business purposes —
such as to process your transactions, maintain your accounts, respond to court orders and legal investigations, or report to credit bureaus
Yes No
For our marketing purposes —
to offer products and services provided by Victory
Yes No
For joint marketing —
sharing with other financial companies to jointly market the other company’s products or services
No
We do not
share
For everyday business purposes of the Victory family of companies —
this can include information about your Victory transactions and experiences
Yes No
For everyday business purposes of the Victory family of companies —
this can include information about your creditworthiness or insurability
No
We do not
share
For non-Victory companies to market to you
No
We do not
share

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
38
(Unaudited)
To limit our
sharing
■ Visit us online: vcm.com/optout
■ Call (877) 660-4400 – our menu will prompt you through your choices.
Please note:
If you are a new customer, we can begin sharing this information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share and protect your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call your account representative or (877) 660-4400 and ask to speak to a representative.
Who we are
Who is providing this notice? Victory Capital Holdings, Inc., and its family of companies, including companies identified with the Victory Capital name as described in the affiliates section below.
What we do
How does Victory protect my
personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Victory collect my
personal information?
We collect your personal information, for example, when you:
■ Open an account or make deposits or withdrawals from your account.
■ Give us your contact or account information.
■ Direct us to buy or sell securities.
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing? Federal law gives you the right to limit only:
■ Sharing among affiliated companies for everyday business purposes information about your creditworthiness and insurability.
■ Affiliates from using your information to market to you.
■ Sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
What happens when I limit
sharing for an account I hold
jointly with someone else?
Your choices will apply to everyone on your account.
Definitions
Victory family of companies
(affiliates)
Companies owned or controlled by Victory Capital Holdings, Inc. They can be financial and nonfinancial companies in the Victory family of companies.
■ The Victory family of companies includes: companies with a Victory Capital name, including without limitation Victory Capital Services, Inc., Victory
Capital Transfer Agency, Inc., Victory Capital Management Inc. and its
subsidiaries, RS Investments (UK) Limited, RS Investments (Hong Kong)
Limited, and RS Investment Management (Singapore) Pte. Ltd., as well as pooled vehicles managed or administered by Victory Capital Management
Inc., from time to time.

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
39
(Unaudited)
Non-Victory companies
(nonaffiliates)
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
■ We only share with non-Victory companies to service transactions you request or as necessary to provide our services.
■ We do not share with non-Victory companies so they can market their products to you.
Joint Marketing A formal agreement between a Victory company and a non-Victory financial company to market the non-Victory company’s products or services to you.
■ We do not share with any non-Victory financial company for joint marketing.
Other important information
For Nevada Residents : Nevada law requires that we tell you about the option to be placed on our internal do-
not-call list. If you’d rather not receive sales calls from us, please call (877) 660-4400 and ask to speak to a representative so we can place you on our do-not-call list.
You may also contact: Bureau of Consumer Protection Office of the Nevada Attorney General, 555 E. Washington
Ave., Ste. 3900, Las Vegas, NV 89101, call 1-702-486-3132 or Email: BCPINFO@ag.state.nv.us.
For Vermont Residents : In accordance with Vermont law, we will not share information we collect about you with companies who are not affiliates, except as permitted by law, such as with your consent or to service your accounts.
We will not share information about your creditworthiness with our affiliates without your authorization or consent, but we may share information about our transactions or experiences with you with our affiliates as permitted by law.
For California Residents : In accordance with California law, we will not share information we collect about you with nonaffiliates, except as allowed by law. For example, we may share information with your consent or to service your accounts. Among our affiliates, we will limit information sharing to the extent required by California law.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
98358-0424

February 29, 2024
Annual Report
Victory Tax Exempt Intermediate-Term Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Shareholder Letter (Unaudited) 2
Manager’s Commentary (Unaudited) 4
Investment Overview (Unaudited) 5
Investment Objective and Portfolio Holdings (Unaudited) 6
Schedule of Portfolio Investments 7
Financial Statements
Statement of Assets and Liabilities
31
Statement of Operations
32
Statements of Changes in Net Assets
33
Financial Highlights
35
Notes to Financial Statements 38
Report of Independent Registered Public Accounting Firm 45
Supplemental Information (Unaudited)
Trustee and Officer Information
46
Proxy Voting and Portfolio Holdings Information
49
Expense Examples
49
Additional Federal Income Tax Information
50
Advisory Contract Approval
51
Liquidity Risk Management Program
54
Privacy Policy
55

2
Victory Funds Letter to Shareholders
(Unaudited)
Dear Shareholder,
The past year provided us with a stark reminder of just how quickly the investing environment and sentiment can shift. Fortunately, this time the change was for the better.
While 2022 was marred by stomach-churning volatility and steep drawdowns in both equities and bonds, it was a different story in our most recent annual reporting period ending February 29, 2024. Despite the ongoing challenges and uncertainties, investors benefited from a rebound in both stock and bond markets.
Looking back, it wasn’t clear sailing the entire year, and there were plenty of twists and turns along the way. An early-year relief rally was a welcome respite for investors, with some of the most beaten down growth-oriented sectors leading the market higher. However, the rebound was threatened in March due to some unusual turmoil within the banking sector, which resulted in the collapse of a few large regional banks. This turmoil sparked fears of a liquidity crunch and a wider banking contagion, and volatility increased while equities retreated. Fortunately, the U.S. Federal Reserve (the “Fed”) took quick action to restore confidence in the banking system. It also helped that the Fed finally paused its long series of aggressive rate hikes as inflation data finally began to cool.
Financial markets resumed their rally in the spring and early summer, but as we moved into the fall, markets reversed yet again.
Investors began wondering if the Fed would be able to remove all the excess liquidity that had been used to support the economy during the pandemic without causing a recession. Ironically, good news on the economy had become bad news on the interest-
rate outlook.
As we moved deeper into the third quarter of 2023, markets struggled with the renewed notion that interest rates would remain
“higher-for-longer,” which seemingly had become the Fed’s new mantra. Yields moved higher (peaking for the year), and equities sold off as many pundits were predicting an imminent recession.
However, as we approached year-end and eased into a new year, yields declined and equities moved sharply higher. Although it wasn’t a straight line by any means, in our view, the past 12 months have been a near-best-case scenario after the tumult of the prior year. The economy proved resilient, corporate earnings continued to meet or exceed expectations, labor markets eased, and key measures of inflation moderated. Financial markets even began pricing in a series of rate cuts for 2024, though whether this comes to fruition will be data-dependent in the months ahead.
In terms of the numbers, the S&P 500
®
Index, the bell-weather proxy for our domestic stock market, delivered an impressive total return of 30.45% for our annual reporting period. Bonds also rebounded from a dreadful prior year. The Bloomberg U.S.
Aggregate Bond Index—a proxy for a diversified fixed income portfolio and one that many investors and institutions follow closely—delivered a total return of 3.33% for the 12-month reporting period.
Although the past year was constructive for investors, it’s important to remember that it was a winding road replete with many challenges. As we have championed before, it’s vital to remain calm in the face of adversity, but it’s equally important to resist unbridled optimism when markets rally strongly. We think the best approach is to stay even keeled and unemotional, and that you should understand your own risk tolerance, maintain a well-diversified portfolio across asset classes and investment types, and make a long-term plan and stick to it. We still believe that’s the best formula for success.

3
On the following pages you will find information relating to your Victory Mutual Fund. If you have any questions, we encourage you to contact our Investment Specialist. Call 800-235-8396, or visit our website at vcm.com.
From all of us here at Victory Capital, thank you for letting us help you work toward your investment goals.
James De Vries
President,
Victory Funds

4
Victory Tax Exempt Intermediate-Term Fund
Manager’s Commentary
(Unaudited)
What were the market conditions during the reporting period?
Tax-exempt bonds, as measured by the Bloomberg Municipal Bond Index, generated positive returns overall during the reporting period. The U.S. Federal Reserve (the “Fed”) continued its rate hiking cycle in the reporting period and raised the Fed funds interest rate by an additional 75 basis points (a basis point is 1/100th of a percentage point). The Fed concluded with a target policy rate of 5.25-5.50%, keeping monetary policy restrictive to combat inflation. Higher rates drove higher municipal yields throughout the past twelve months, peaking in October. Throughout the reporting period performance was driven by rate volatility, but ultimately ended the period decidedly positive driven by a strong recovery in late 2023. Overall returns on the Bloomberg
Municipal Bond Index for the reporting period were 5.42%, outperforming the (taxable) Bloomberg U.S. Aggregate Bond Index which returned 3.33%.
At the end of the reporting period, the yield on the Bloomberg Municipal Bond Index was 3.40%, which is a taxable-equivalent yield of 5.75% (in the 40.8% tax bracket), providing what we view as an attractive entry point for investors into the municipal market. After factoring in the benefit of the tax exemption, municipal bonds looked attractive versus the (taxable) Bloomberg U.S.
Aggregate Bond Index which yielded 4.92% at the end of February 2024.
How did the Victory Tax Exempt Intermediate-Term Fund (the “Fund”) perform during the reporting period?
The Fund has three share classes: Fund Shares, Institutional Shares, and Class A. For the reporting period ended February 29,
2024, the Fund Shares, Institutional Shares, and Class A had a total return (at net asset value) of 5.04%, 5.16%, and 4.79%, respectively, versus an average return of 5.03% amongst the funds in the Lipper Intermediate Municipal Debt Funds category.
This compares to returns of 5.15% for the Lipper Intermediate Municipal Debt Funds Index, and 4.62% for the Bloomberg
Municipal 1-15 Years Blend Index.
What strategies did you employ during the reporting period?
In keeping with our investment approach, we continued to focus on income generation. The Fund’s long-term income distribution, not its price appreciation, accounts for most of its total return. Because of the Fund’s income orientation, it has a higher allocation to BBB and A rated categories when compared to its peer group.
Our commitment to independent credit research continued to help us identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive both to recognize relative value and to avoid potential pitfalls, which is especially important in volatile times like the present.
As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.
The Fund continues to hold a diversified portfolio of intermediate-term, primarily investment-grade municipal bonds. To limit exposure to an unexpected event, the Fund is diversified by sector, issuer, and geography.
Thank you for allowing us to assist you with your investment needs.

5
Victory Tax Exempt Intermediate-Term Fund
Investment Overview
(Unaudited)
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
The maximum offering price figures reflect a maximum sales charge of 2.25% for Class A. Net Asset Value does not reflect sales charges.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
Victory Tax Exempt Intermediate-Term Fund — Growth of $10,000
1
The unmanaged Bloomberg 1-15 Years Municipal Blend Index is a market value-weighted index which covers the short and intermediate components of the Bloomberg Barclays Municipal Bond Index. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
2
The unmanaged Lipper Intermediate Municipal Debt Funds Index measures the Fund's performance to that of the Lipper Intermediate Municipal Debt
Funds category. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended February 29, 2024
Fund
Shares
Institutional
Shares
Class A
INCEPTION DATE 3/19/82 6/29/20 8/1/10
Net Asset
Value
Net Asset
Value
Net Asset
Value
Maximum
Offering
Price
Bloomberg
Municipal 1-15
Years Blend
Index
1
Lipper
Intermediate
Municipal Debt
Funds Index
2
One Year 5.04% 5.16% 4.79% 2.47% 4.62% 5.15%
Five Year 1.85% N/A 1.60% 1.14% 1.84% 1.71%
Ten Year 2.41% N/A 2.16% 1.93% 2.31% 2.16%
Since Inception N/A 0.81% N/A N/A N/A N/A

6
Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
February 29, 2024
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund provides interest income that is exempt from federal income tax.
Top Industries*:
February 29, 2024
(% of Net Assets)
Does not include futures contracts and money market instruments.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Medical
21.4%
General
21.1%
Transportation
10.4%
Higher Education
7.2%
Nursing Homes
5.8%
General Obligation
5.4%
Education
5.4%
School District
4.7%
Power
4.2%
Development
4.0%

Schedule of Portfolio Investments
February 29, 2024
Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
7
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Municipal Bonds (99.1%)
Alabama (3.0%):
Black Belt Energy Gas District Revenue
Series A, 5.25%, 1/1/54, (Put Date 10/1/30)(a) .............................. $ 5,000 $ 5,338
Series B, 5.25%, 12/1/53, (Put Date 12/1/30)(a) ............................. 4,000 4,332
Series C, 5.50%, 10/1/54, (Put Date 6/1/32)(a) .............................. 3,000 3,288
Series C-1, 5.25%, 2/1/53, (Put Date 6/1/29)(a) .............................. 12,000 12,697
Series D-1, 5.50%, 6/1/49, (Put Date 2/1/29)(a) ............................. 4,000 4,260
Series D-3, 5.41% (SOFR+185bps), 6/1/49, (Put Date 2/1/29)(a)(b) ............... 2,500 2,538
County of Jefferson AL Sewer Revenue, 5.25%, 10/1/45, Continuously Callable @100 ..... 3,000 3,288
Energy Southeast A Cooperative District Revenue
Series A-1, 5.50%, 11/1/53, (Put Date 1/1/31)(a) ............................. 5,000 5,442
Series B-1, 5.75%, 4/1/54, (Put Date 11/1/31)(a) ............................. 2,000 2,236
Infirmary Health System Special Care Facilities Financing Authority of Mobile Revenue,
Series A, 5.00%, 2/1/36, Continuously Callable @100 ......................... 8,000 8,259
Southeast Energy Authority A Cooperative District Revenue
Series A, 5.25%, 1/1/54, (Put Date 7/1/29)(a) ............................... 15,000 15,883
Series B, 5.00%, 1/1/54, (Put Date 6/1/30)(a) ............................... 3,000 3,193
The Health Care Authority of the City of Huntsville Revenue
Series B1, 4.00%, 6/1/39, Continuously Callable @100 ........................ 2,000 2,013
Series B1, 4.00%, 6/1/40, Continuously Callable @100 ........................ 2,555 2,563
The Lower Alabama Gas District Revenue, Series A, 5.00%, 9/1/34 ................... 15,000 16,186
The Southeast Alabama Gas Supply District Revenue, Series B, 5.00%, 6/1/49, (Put Date
5/1/32)(a) ........................................................ 3,000 3,190
94,706
Arizona (1.9%):
Arizona IDA Revenue, 4.00%, 12/15/41, Continuously Callable @100(c) ............... 955 787
Maricopa County IDA Revenue
5.00%, 7/1/39, Continuously Callable @100(c) ............................. 2,000 1,984
4.00%, 7/1/41, Continuously Callable @100(c) ............................. 1,250 1,054
Series C, 3.87% (MUNIPSA+57bps), 1/1/35, (Put Date 10/18/24)(a)(b) ............ 2,115 2,115
Sierra Vista IDA Revenue
5.25%, 6/15/38, Continuously Callable @100(c) ............................. 4,845 4,855
5.25%, 6/15/42, Continuously Callable @100(c) ............................. 4,460 4,379
State of Arizona Distribution Revenue (INS - National Public Finance Guarantee Corp.)
Series B, 5.50%, 7/1/24 .............................................. 3,270 3,293
Series B, 5.50%, 7/1/25 .............................................. 2,115 2,179
Tempe IDA Revenue, Series A, 4.00%, 12/1/38, Continuously Callable @102 ............ 2,690 2,312
The IDA of the City of Phoenix Arizona Revenue
3.75%, 7/1/24 ..................................................... 1,200 1,196
5.00%, 7/1/34, Continuously Callable @100 ............................... 11,100 11,117
5.00%, 7/1/36, Continuously Callable @100 ............................... 1,675 1,684
5.00%, 10/1/36, Continuously Callable @100 ............................... 4,250 4,386
The IDA of the County of Pima Revenue
4.00%, 4/1/41, Continuously Callable @100 ............................... 1,690 1,623
4.00%, 6/15/41, Continuously Callable @100(c) ............................. 3,500 2,970
Series A, 6.75%, 11/15/42, Continuously Callable @103(c) ..................... 3,000 3,190
Series B2, 5.63%, 11/15/30, Continuously Callable @100(c) .................... 10,000 10,006
The IDA of the County of Yavapai Revenue, 4.00%, 8/1/38, Continuously Callable @100 ... 1,000 987
60,117
Arkansas (0.3%):
Arkansas Development Finance Authority Revenue
5.00%, 9/1/37, Continuously Callable @100 ............................... 1,300 1,344
5.00%, 9/1/38, Continuously Callable @100 ............................... 2,000 2,056
5.00%, 9/1/39, Continuously Callable @100 ............................... 1,000 1,024
University of Arkansas - Pulaski Technical College Revenue (INS - Build America Mutual
Assurance Co.), 5.00%, 9/1/30, Continuously Callable @100 .................... 4,290 4,422
8,846
California (1.9%):
California Community Choice Financing Authority Revenue, Series G, 5.25%, 11/1/54, (Put
Date 4/1/30)(a) .................................................... 1,000 1,067
California Health Facilities Financing Authority Revenue
Series B, 5.00%, 11/15/38, Continuously Callable @100 ....................... 1,500 1,606

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
8
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Series B, 5.00%, 11/15/43, Continuously Callable @100 ....................... $ 1,500 $ 1,581
California School Finance Authority Revenue
5.00%, 8/1/31, Continuously Callable @100(c) ............................. 450 455
5.00%, 8/1/31, Pre-refunded  8/1/25 @ 100(c) .............................. 50 51
5.00%, 8/1/36, Continuously Callable @100(c) ............................. 1,450 1,466
5.00%, 8/1/36, Pre-refunded  8/1/25 @ 100(c) .............................. 150 154
California State Public Works Board Revenue, Series B, 5.00%, 10/1/31, Continuously
Callable @100 ..................................................... 11,465 11,608
California State University Revenue, Series A, 5.00%, 11/1/29, Pre-refunded 11/1/24 @ 100 . 165 167
California Statewide Communities Development Authority Revenue
5.00%, 5/15/32, Continuously Callable @100 ............................... 1,250 1,285
5.00%, 5/15/33, Continuously Callable @100 ............................... 2,000 2,056
5.00%, 5/15/34, Continuously Callable @100 ............................... 1,250 1,285
5.00%, 5/15/35, Continuously Callable @100 ............................... 2,000 2,050
Cerritos Community College District, GO
Series D, 8/1/25(d) .................................................. 1,510 1,453
Series D, 8/1/27(d) .................................................. 1,000 916
Series D, 8/1/28(d) .................................................. 1,000 883
City of Irvine Special Assessment, 5.00%, 9/2/29, Callable 9/2/24 @ 100 ............... 1,000 1,007
City of San Diego Tobacco Settlement Revenue Funding Corp. Revenue, Series C, 4.00%,
6/1/32, Continuously Callable @100 ..................................... 435 446
Foothill-Eastern Transportation Corridor Agency Revenue (INS - Assured Guaranty Municipal
Corp.), 1/15/35(d) .................................................. 5,500 3,763
Fresno Joint Powers Financing Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 4/1/32, Continuously Callable @100 ......................... 1,000 1,066
Series A, 5.00%, 4/1/35, Continuously Callable @100 ......................... 1,000 1,065
Series A, 5.00%, 4/1/36, Continuously Callable @100 ......................... 420 447
San Diego Public Facilities Financing Authority Revenue
Series A, 5.00%, 10/15/33, Continuously Callable @100 ....................... 1,635 1,696
Series A, 5.00%, 10/15/34, Continuously Callable @100 ....................... 1,000 1,037
Series A, 5.00%, 10/15/35, Continuously Callable @100 ....................... 1,250 1,297
Series B, 5.00%, 10/15/30, Continuously Callable @100 ....................... 775 804
Series B, 5.00%, 10/15/31, Continuously Callable @100 ....................... 1,000 1,037
Series B, 5.00%, 10/15/32, Continuously Callable @100 ....................... 1,000 1,037
The El Camino Community College District Foundation, GO
Series C, 8/1/26(d) .................................................. 6,810 6,375
Series C, 8/1/27(d) .................................................. 7,665 6,996
Series C, 8/1/28(d) .................................................. 5,500 4,891
61,047
Colorado (1.0%):
Colorado Educational & Cultural Facilities Authority Revenue, 4.25%, 7/1/43, Continuously
Callable @100 ..................................................... 3,000 2,911
Colorado Health Facilities Authority Revenue
5.00%, 12/1/28, Continuously Callable @100 ............................... 1,000 1,008
5.00%, 12/1/29, Continuously Callable @100 ............................... 1,500 1,512
5.00%, 12/1/35, Continuously Callable @100 ............................... 4,000 4,014
5.00%, 11/1/41, Continuously Callable @100 ............................... 2,500 2,651
Series A, 4.00%, 8/1/38, Continuously Callable @100 ......................... 1,000 1,006
Series A, 4.00%, 8/1/39, Continuously Callable @100 ......................... 1,250 1,240
Series A, 4.00%, 11/1/39, Continuously Callable @100 ........................ 3,500 3,425
Series A, 4.00%, 12/1/40, Continuously Callable @103 ........................ 2,000 1,789
Denver Health & Hospital Authority Revenue
Series A, 5.00%, 12/1/34, Continuously Callable @100(c) ...................... 7,355 7,603
Series A, 4.00%, 12/1/37, Continuously Callable @100 ........................ 1,250 1,172
Series A, 4.00%, 12/1/38, Continuously Callable @100 ........................ 1,250 1,156
Series A, 4.00%, 12/1/39, Continuously Callable @100 ........................ 1,000 915
Park Creek Metropolitan District Revenue
Series A, 5.00%, 12/1/32, Continuously Callable @100 ........................ 1,250 1,285
Series A, 5.00%, 12/1/34, Continuously Callable @100 ........................ 1,000 1,028
32,715
Connecticut (1.6%):
City of New Haven, GO
Series A, 5.00%, 8/1/28 .............................................. 1,000 1,063

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
9
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Series A, 5.50%, 8/1/30, Continuously Callable @100 ......................... $ 1,000 $ 1,085
Series A, 5.50%, 8/1/32, Continuously Callable @100 ......................... 1,200 1,301
Series A, 5.50%, 8/1/36, Continuously Callable @100 ......................... 1,810 1,941
City of West Haven, GO
Series B, 5.00%, 11/1/32, Continuously Callable @100 ........................ 400 415
Series B, 5.00%, 11/1/37, Continuously Callable @100 ........................ 350 361
Connecticut State Health & Educational Facilities Authority Revenue
5.00%, 7/1/32, Continuously Callable @100 ............................... 1,950 2,025
5.00%, 7/1/34, Continuously Callable @100 ............................... 725 751
5.00%, 7/1/35, Continuously Callable @100 ............................... 1,170 1,208
5.00%, 7/1/36, Continuously Callable @100 ............................... 1,125 1,155
5.00%, 7/1/37, Continuously Callable @100 ............................... 1,275 1,302
Series A, 5.00%, 7/1/33, Continuously Callable @100 ......................... 2,000 2,096
Series A, 4.00%, 7/1/38, Continuously Callable @100 ......................... 7,000 6,509
Series A, 4.00%, 7/1/38, Continuously Callable @100 ......................... 2,000 1,968
Series A, 4.00%, 7/1/39, Continuously Callable @100 ......................... 2,000 1,950
Series E, 5.00%, 7/1/34, Continuously Callable @100 ......................... 10,000 10,058
Harbor Point Infrastructure Improvement District Tax Allocation, 5.00%, 4/1/30, Continuously
Callable @100(c) ................................................... 9,100 9,236
State of Connecticut, GO, Series A, 4.00%, 4/15/37, Continuously Callable @100 ......... 1,825 1,874
The Metropolitan District, GO
5.00%, 7/15/33, Continuously Callable @100 ............................... 750 824
5.00%, 7/15/34, Continuously Callable @100 ............................... 1,000 1,097
5.00%, 7/15/35, Continuously Callable @100 ............................... 750 820
5.00%, 7/15/36, Continuously Callable @100 ............................... 1,000 1,087
4.00%, 7/15/37, Continuously Callable @100 ............................... 1,000 1,026
Town of Hamden, GO (INS - Build America Mutual Assurance Co.), Series A, 5.00%, 8/15/30,
Continuously Callable @100 ........................................... 1,200 1,284
52,436
District of Columbia (0.2%):
District of Columbia Revenue
5.00%, 7/1/39, Continuously Callable @100 ............................... 800 822
4.00%, 7/1/39, Continuously Callable @100 ............................... 1,000 965
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
Series B, 4.00%, 10/1/35, Continuously Callable @100 ........................ 1,000 1,014
Series B, 4.00%, 10/1/36, Continuously Callable @100 ........................ 1,250 1,259
Series B, 4.00%, 10/1/38, Continuously Callable @100 ........................ 1,000 991
Washington Convention & Sports Authority Revenue
Series A, 4.00%, 10/1/38, Continuously Callable @100 ........................ 1,250 1,266
Series A, 4.00%, 10/1/39, Continuously Callable @100 ........................ 500 506
Series A, 4.00%, 10/1/40, Continuously Callable @100 ........................ 750 755
7,578
Florida (6.0%):
Alachua County Health Facilities Authority Revenue, 4.00%, 10/1/40, Continuously Callable
@103 ........................................................... 700 585
Capital Projects Finance Authority Revenue
5.00%, 11/1/42, Continuously Callable @100 ............................... 1,000 1,010
5.00%, 11/1/43, Continuously Callable @100 ............................... 1,000 1,007
Capital Trust Agency, Inc. Revenue, 6.00%, 5/1/43, Continuously Callable @100(c) ....... 3,710 3,694
City of Cape Coral Water & Sewer Revenue
4.00%, 10/1/35, Continuously Callable @100 ............................... 1,485 1,522
4.00%, 10/1/36, Continuously Callable @100 ............................... 1,400 1,429
4.00%, 10/1/37, Continuously Callable @100 ............................... 3,000 3,052
City of Pompano Beach Revenue
3.50%, 9/1/35, Continuously Callable @103 ............................... 3,345 2,898
4.00%, 9/1/40, Continuously Callable @103 ............................... 2,500 2,113
Series A, 4.00%, 9/1/36, Continuously Callable @103 ......................... 1,050 956
Series A, 4.00%, 9/1/41, Continuously Callable @103 ......................... 1,215 1,031
Series B-1, 2.00%, 1/1/29 ............................................. 3,300 2,878
City of Port St. Lucie Special Assessment
4.00%, 7/1/31, Continuously Callable @100 ............................... 3,195 3,265
4.00%, 7/1/32, Continuously Callable @100 ............................... 2,000 2,041
4.00%, 7/1/33, Continuously Callable @100 ............................... 2,785 2,839

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
10
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
City of Port St. Lucie Utility System Revenue, 4.00%, 9/1/31, Continuously Callable @100 .. $ 1,000 $ 1,018
City of Tampa Revenue
Series A, 9/1/36, Continuously Callable @80(d) ............................. 700 426
Series A, 9/1/37, Continuously Callable @77(d) ............................. 700 400
Series A, 9/1/38, Continuously Callable @74(d) ............................. 850 458
Series A, 9/1/39, Continuously Callable @71(d) ............................. 700 356
Series A, 9/1/40, Continuously Callable @68(d) ............................. 850 409
Series B, 4.00%, 7/1/38, Continuously Callable @100 ......................... 350 353
Series B, 4.00%, 7/1/39, Continuously Callable @100 ......................... 700 704
Cityplace Community Development District Special Assessment (INS - Assured Guaranty
Municipal Corp.)
0.00%, 5/1/33(e) ................................................... 3,470 3,442
0.00%, 5/1/38, Continuously Callable @100(e) ............................. 7,900 7,875
County of Broward Tourist Development Tax Revenue
4.00%, 9/1/39, Continuously Callable @100 ............................... 7,000 7,126
4.00%, 9/1/40, Continuously Callable @100 ............................... 9,300 9,333
4.00%, 9/1/41, Continuously Callable @100 ............................... 6,975 7,000
County of Lee Airport Revenue, 5.00%, 10/1/33, Continuously Callable @100 ........... 4,000 4,138
County of Lee Revenue, 5.00%, 10/1/24 ...................................... 2,700 2,730
County of Lee Tourist Development Tax Revenue
Series B, 4.00%, 10/1/37, Continuously Callable @100 ........................ 4,970 5,079
Series B, 4.00%, 10/1/38, Continuously Callable @100 ........................ 5,230 5,313
County of Miami-Dade Water & Sewer System Revenue, 4.00%, 10/1/41, Continuously
Callable @100 ..................................................... 210 213
County of Pasco Revenue (INS - Assured Guaranty Municipal Corp.)
5.50%, 9/1/41, Continuously Callable @100 ............................... 750 865
5.50%, 9/1/42, Continuously Callable @100 ............................... 1,000 1,150
5.50%, 9/1/43, Continuously Callable @100 ............................... 750 859
Escambia County Health Facilities Authority Revenue
5.00%, 8/15/35, Continuously Callable @100 ............................... 3,100 3,248
5.00%, 8/15/40, Continuously Callable @100 ............................... 2,900 2,959
Florida Development Finance Corp.
5.00%, 2/1/40, Continuously Callable @100 ............................... 2,845 2,792
5.00%, 8/1/43, Continuously Callable @100 ............................... 1,500 1,602
5.00%, 8/1/44, Continuously Callable @100 ............................... 1,500 1,595
Florida Development Finance Corp. Revenue
4.00%, 11/15/39, Continuously Callable @100 .............................. 5,260 5,300
Series A, 5.00%, 6/15/35, Continuously Callable @100 ........................ 1,000 1,025
Series A, 5.00%, 6/15/40, Continuously Callable @100 ........................ 1,650 1,668
Series A, 5.00%, 6/15/42, Continuously Callable @100 ........................ 2,250 2,269
Florida Higher Educational Facilities Financial Authority Revenue
5.00%, 10/1/35, Continuously Callable @100 ............................... 1,250 1,314
5.00%, 10/1/36, Continuously Callable @100 ............................... 1,000 1,044
4.00%, 10/1/37, Continuously Callable @100 ............................... 1,000 966
4.00%, 10/1/38, Continuously Callable @100 ............................... 750 715
5.00%, 3/1/39, Continuously Callable @100 ............................... 7,055 5,587
4.00%, 10/1/39, Continuously Callable @100 ............................... 800 755
Halifax Hospital Medical Center Revenue, 5.00%, 6/1/36, Continuously Callable @100 .... 2,750 2,809
Lake County School Board Certificate of Participation (INS - Assured Guaranty Municipal
Corp.)
Series A, 5.00%, 6/1/29, Pre-refunded  6/1/24 @ 100 ......................... 1,250 1,255
Series A, 5.00%, 6/1/30, Pre-refunded  6/1/24 @ 100 ......................... 2,225 2,235
Lee County IDA Revenue, 5.00%, 11/15/39, Continuously Callable @103 .............. 1,500 1,489
Lee Memorial Health System Revenue, Series A-1, 4.00%, 4/1/37, Continuously Callable
@100 ........................................................... 5,000 5,090
Miami-Dade County Expressway Authority Revenue
Series A, 5.00%, 7/1/28, Continuously Callable @100 ......................... 10,000 10,012
Series A, 5.00%, 7/1/29, Continuously Callable @100 ......................... 7,000 7,010
Series A, 5.00%, 7/1/29, Continuously Callable @100 ......................... 1,000 1,006
Series A, 5.00%, 7/1/30, Continuously Callable @100 ......................... 1,610 1,620
Series A, 5.00%, 7/1/31, Continuously Callable @100 ......................... 1,255 1,262
Series A, 5.00%, 7/1/32, Continuously Callable @100 ......................... 2,000 2,012
Series A, 5.00%, 7/1/33, Continuously Callable @100 ......................... 2,000 2,012

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
11
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Series A, 5.00%, 7/1/34, Continuously Callable @100 ......................... $ 2,000 $ 2,012
Series B, 5.00%, 7/1/30, Continuously Callable @100 ......................... 2,000 2,012
Series B, 5.00%, 7/1/31, Continuously Callable @100 ......................... 2,000 2,012
Orange County Health Facilities Authority Revenue, Series A, 5.00%, 10/1/35, Continuously
Callable @100 ..................................................... 4,000 4,183
Palm Beach County Educational Facilities Authority Revenue, 4.00%, 10/1/41, Continuously
Callable @100 ..................................................... 3,695 3,525
Palm Beach County Health Facilities Authority Revenue
Series A, 5.00%, 11/1/39, Continuously Callable @100 ........................ 1,150 1,179
Series A, 5.00%, 11/1/42, Continuously Callable @100 ........................ 850 868
Series B, 4.00%, 11/15/41, Continuously Callable @103 ....................... 250 234
Pinellas County IDA Revenue, 5.00%, 7/1/29 ................................... 800 821
School District of Broward County Certificate of Participation
Series A, 5.00%, 7/1/29, Continuously Callable @100 ......................... 2,000 2,053
Series A, 5.00%, 7/1/30, Continuously Callable @100 ......................... 2,000 2,053
Southeast Overtown Park West Community Redevelopment Agency Tax Allocation, Series
A-1, 5.00%, 3/1/30, Continuously Callable @100(c) .......................... 3,195 3,196
The Lee County School Board Certificate of Participation, Series A, 5.00%, 8/1/28,
Continuously Callable @100 ........................................... 3,750 3,778
Volusia County Educational Facility Authority Revenue
Series B, 5.00%, 10/15/28, Continuously Callable @100 ....................... 1,000 1,018
Series B, 5.00%, 10/15/29, Continuously Callable @100 ....................... 1,000 1,018
Series B, 5.00%, 10/15/30, Continuously Callable @100 ....................... 1,500 1,528
Series B, 5.00%, 10/15/32, Continuously Callable @100 ....................... 1,560 1,589
193,297
Georgia (3.5%):
Development Authority of Appling County Revenue, 3.90%, 9/1/41, Continuously Callable
@100(f) ......................................................... 26,870 26,870
George L Smith II Congress Center Authority Revenue, 4.00%, 1/1/36, Continuously Callable
@100 ........................................................... 1,000 998
Glynn-Brunswick Memorial Hospital Authority Revenue
4.00%, 8/1/36, Continuously Callable @100 ............................... 1,840 1,831
4.00%, 8/1/37, Continuously Callable @100 ............................... 1,500 1,493
Main Street Natural Gas, Inc. Revenue
Series A, 5.00%, 5/15/37 ............................................. 3,500 3,699
Series A, 5.00%, 5/15/38 ............................................. 2,500 2,618
Series A, 5.00%, 6/1/53, (Put Date 6/1/30)(a) ............................... 7,500 7,947
Series B, 5.00%, 12/1/52, (Put Date 6/1/29)(a) .............................. 12,000 12,603
Series B, 5.00%, 7/1/53, (Put Date 3/1/30)(a) ............................... 5,000 5,319
Series C, 4.00%, 5/1/52, (Put Date 12/1/28)(a) .............................. 12,750 12,835
Series C, 5.00%, 9/1/53, (Put Date 9/1/30)(a) ............................... 4,000 4,263
Series D, 5.00%, 5/1/54, (Put Date 12/1/30)(a) .............................. 6,000 6,363
Series E-2, 5.26% (SOFR+170bps), 12/1/53, (Put Date 6/1/31)(a)(b) .............. 5,000 5,260
Savannah Hospital Authority Revenue, Series A, 4.00%, 7/1/39, Continuously Callable @100 2,500 2,508
The Development Authority of Burke County Revenue
2.20%, 10/1/32, Continuously Callable @100 ............................... 1,850 1,547
3.88%, 10/1/32, (Put Date 3/6/26)(a) ..................................... 2,500 2,499
Series A, 1.50%, 1/1/40, (Put Date 2/3/25)(a) ............................... 6,500 6,263
The Development Authority of Cobb County Revenue, Series A, 2.25%, 4/1/33, (Put Date
10/1/29)(a) ....................................................... 4,975 4,578
The Development Authority of Monroe County Revenue, 3.88%, 12/1/41, (Put Date 3/6/26)(a) 3,500 3,499
112,993
Guam (0.4%):
Guam Government Waterworks Authority Revenue
5.00%, 7/1/28, Continuously Callable @100 ............................... 1,000 1,001
5.00%, 7/1/36, Continuously Callable @100 ............................... 1,250 1,294
5.00%, 7/1/36, Continuously Callable @100 ............................... 1,000 1,046
Series A, 5.00%, 7/1/24 .............................................. 600 602
Series A, 5.00%, 7/1/25, Continuously Callable @100 ......................... 750 753
Series A, 5.00%, 7/1/29, Continuously Callable @100 ......................... 1,000 1,005
Guam Power Authority Revenue
Series A, 5.00%, 10/1/29, Continuously Callable @100 ........................ 1,000 1,006
Series A, 5.00%, 10/1/30, Continuously Callable @100 ........................ 1,000 1,006

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
12
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Series A, 5.00%, 10/1/31, Continuously Callable @100 ........................ $ 695 $ 699
Guam Power Authority Revenue (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%,
10/1/32, Continuously Callable @100 .................................... 1,000 1,009
Territory of Guam Revenue
Series A, 5.00%, 12/1/30, Continuously Callable @100 ........................ 1,500 1,530
Series A, 5.00%, 12/1/31, Continuously Callable @100 ........................ 2,000 2,036
12,987
Idaho (0.5%):
Idaho Health Facilities Authority Revenue
Series A, 5.00%, 3/1/35, Continuously Callable @100 ......................... 5,805 6,197
Series A, 5.00%, 3/1/36, Continuously Callable @100 ......................... 7,520 7,984
Idaho Housing & Finance Association Revenue, Series A, 4.00%, 7/15/38, Continuously
Callable @100 ..................................................... 3,000 3,032
17,213
Illinois (16.0%):
Champaign County Community Unit School District No. 4 Champaign, GO
4.00%, 6/1/34, Continuously Callable @100 ............................... 1,000 1,032
4.00%, 6/1/35, Continuously Callable @100 ............................... 1,290 1,326
4.00%, 6/1/36, Continuously Callable @100 ............................... 1,575 1,608
Chicago Board of Education Dedicated Capital Improvement Tax Revenue, 5.50%, 4/1/43,
Continuously Callable @100 ........................................... 5,000 5,412
Chicago Board of Education, GO
Series A, 12/1/25(d) ................................................. 1,600 1,493
Series A, 12/1/26(d) ................................................. 3,700 3,323
Series A, 5.00%, 12/1/39, Continuously Callable @100 ........................ 4,700 4,797
Series A, 5.00%, 12/1/43, Continuously Callable @100 ........................ 7,965 8,176
Series B, 4.00%, 12/1/40, Continuously Callable @100 ........................ 21,900 20,039
Series B, 4.00%, 12/1/41, Continuously Callable @100 ........................ 8,710 7,944
Chicago Midway International Airport Revenue
Series B, 4.00%, 1/1/34, Continuously Callable @100 ......................... 3,500 3,560
Series B, 4.00%, 1/1/35, Continuously Callable @100 ......................... 3,000 3,046
Chicago O'Hare International Airport Revenue
Series A, 4.00%, 1/1/36, Continuously Callable @100 ......................... 2,000 2,045
Series A, 4.00%, 1/1/38, Continuously Callable @100 ......................... 1,000 1,010
Series B, 5.00%, 1/1/33, Continuously Callable @100 ......................... 11,560 11,740
Series B, 5.00%, 1/1/34, Continuously Callable @100 ......................... 5,675 5,764
Chicago Park District, GO
Series F-2, 4.00%, 1/1/34, Continuously Callable @100 ....................... 1,200 1,241
Series F-2, 4.00%, 1/1/36, Continuously Callable @100 ....................... 1,300 1,330
Series F-2, 5.00%, 1/1/37, Continuously Callable @100 ....................... 2,000 2,143
Series F-2, 4.00%, 1/1/38, Continuously Callable @100 ....................... 1,750 1,754
Series F-2, 5.00%, 1/1/39, Continuously Callable @100 ....................... 1,500 1,586
Series F-2, 5.00%, 1/1/40, Continuously Callable @100 ....................... 1,125 1,185
City of Calumet City, GO (INS - Assured Guaranty Municipal Corp.), Series A, 4.50%, 3/1/43,
Continuously Callable @100 ........................................... 1,000 1,024
City of Chicago IL Wastewater Transmission Revenue, Series C, 5.00%, 1/1/34, Continuously
Callable @100 ..................................................... 1,000 1,017
City of Chicago Lakeshore East Special Assessment
3.04%, 12/1/28(c) .................................................. 270 258
3.20%, 12/1/29(c) .................................................. 325 309
3.29%, 12/1/30(c) .................................................. 350 331
3.38%, 12/1/31(c) .................................................. 373 350
3.45%, 12/1/32(c) .................................................. 300 280
City of Chicago Wastewater Transmission Revenue
5.00%, 1/1/31, Continuously Callable @100 ............................... 1,000 1,001
5.00%, 1/1/32, Continuously Callable @100 ............................... 1,000 1,001
Series B, 5.00%, 1/1/35, Continuously Callable @100 ......................... 8,000 8,453
Series C, 5.00%, 1/1/33, Continuously Callable @100 ......................... 3,500 3,549
Series C, 5.00%, 1/1/35, Continuously Callable @100 ......................... 1,250 1,271
City of Chicago Waterworks Revenue
5.00%, 11/1/31, Continuously Callable @100 ............................... 2,000 2,019
5.00%, 11/1/33, Continuously Callable @100 ............................... 2,000 2,019
5.00%, 11/1/36, Continuously Callable @100 ............................... 2,665 2,788

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
13
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
City of Chicago Waterworks Revenue (INS - Assured Guaranty Municipal Corp.)
5.25%, 11/1/34, Continuously Callable @100 ............................... $ 2,105 $ 2,289
5.25%, 11/1/35, Continuously Callable @100 ............................... 1,635 1,770
Series 2017-2, 5.00%, 11/1/36, Continuously Callable @100 .................... 3,145 3,344
Series 2017-2, 5.00%, 11/1/37, Continuously Callable @100 .................... 2,500 2,639
City of Chicago, GO, Series A, 5.50%, 1/1/41, Continuously Callable @100 ............. 1,500 1,604
City of Galesburg Revenue
Series A, 4.00%, 10/1/36, Continuously Callable @100 ........................ 1,125 1,050
Series A, 4.00%, 10/1/41, Continuously Callable @100 ........................ 1,475 1,263
City of Springfield Electric Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%,
3/1/34, Continuously Callable @100 ..................................... 3,000 3,058
City of Springfield, GO, 5.00%, 12/1/30, Continuously Callable @100 ................. 8,500 8,807
Cook County Community College District No. 508, GO, 5.00%, 12/1/43, Continuously
Callable @100 ..................................................... 1,650 1,790
County of Cook Sales Tax Revenue
4.00%, 11/15/34, Continuously Callable @100 .............................. 3,750 3,844
5.00%, 11/15/35, Continuously Callable @100 .............................. 7,000 7,471
5.00%, 11/15/36, Continuously Callable @100 .............................. 5,000 5,297
County of Cook, GO
5.00%, 11/15/34, Continuously Callable @100 .............................. 2,000 2,117
5.00%, 11/15/35, Continuously Callable @100 .............................. 2,000 2,112
Series A, 5.00%, 11/15/31, Continuously Callable @100 ....................... 2,500 2,652
Illinois Educational Facilities Authority Revenue
4.00%, 11/1/36, Continuously Callable @102 ............................... 9,750 9,907
4.45%, 11/1/36, Continuously Callable @102 ............................... 4,500 4,645
3.90%, 11/1/36, Continuously Callable @102 ............................... 2,220 2,264
Illinois Finance Authority Revenue
0.00%, 2/15/27(g) .................................................. 7,650 1,328
3.90%, 3/1/30, Continuously Callable @100 ............................... 20,000 20,051
5.00%, 5/15/31, Continuously Callable @100(g) ............................ 1,875 895
5.00%, 12/1/34, Continuously Callable @100 ............................... 3,500 3,610
5.00%, 8/15/35, Continuously Callable @100 ............................... 4,000 4,087
5.00%, 10/1/35, Continuously Callable @100 ............................... 600 646
4.00%, 12/1/35, Continuously Callable @100 ............................... 5,000 5,018
5.00%, 5/15/36, Continuously Callable @100(g) ............................ 1,400 656
4.00%, 12/1/36, Continuously Callable @100 ............................... 3,000 3,000
5.00%, 10/1/37, Continuously Callable @100 ............................... 700 744
2.45%, 10/1/39, (Put Date 10/1/29)(a) .................................... 14,000 12,911
5.00%, 10/1/39, Continuously Callable @100 ............................... 700 738
4.00%, 10/1/40, Continuously Callable @100 ............................... 1,000 944
Series A, 4.00%, 5/15/27 ............................................. 2,485 2,443
Series A, 5.00%, 5/15/30, Continuously Callable @100 ........................ 1,000 951
Series A, 4.00%, 10/1/31, Continuously Callable @100 ........................ 1,000 1,010
Series A, 4.00%, 10/1/32, Continuously Callable @100 ........................ 1,000 1,010
Series A, 5.00%, 9/1/34, Pre-refunded  9/1/24 @ 100 ......................... 3,385 3,414
Series A, 4.00%, 10/1/34, Continuously Callable @100 ........................ 1,000 1,010
Series A, 5.00%, 11/15/34, Continuously Callable @100 ....................... 3,700 3,746
Series A, 5.00%, 5/15/35, Continuously Callable @100 ........................ 1,100 1,035
Series A, 5.00%, 11/15/35, Continuously Callable @100 ....................... 3,000 3,036
Series A, 5.00%, 2/15/37, Continuously Callable @100 ........................ 1,000 1,006
Series A, 4.00%, 8/1/39, Continuously Callable @100 ......................... 1,850 1,788
Series A, 4.00%, 8/1/40, Continuously Callable @100 ......................... 3,780 3,622
Series A, 4.00%, 8/1/41, Continuously Callable @100 ......................... 1,935 1,837
Series A, 4.00%, 8/1/43, Continuously Callable @100 ......................... 2,105 1,959
Series C, 4.00%, 2/15/36, Continuously Callable @100 ........................ 18,000 18,419
Series R, 5.40%, 4/1/27, Continuously Callable @100 ......................... 1,435 1,423
Illinois Municipal Electric Agency Revenue, Series A, 4.00%, 2/1/33, Continuously Callable
@100 ........................................................... 14,650 14,779
Illinois State Toll Highway Authority Revenue
Series A, 5.00%, 12/1/32, Continuously Callable @100 ........................ 5,000 5,189
Series A, 5.00%, 1/1/34, Continuously Callable @100 ......................... 5,870 6,039
Series A, 5.00%, 1/1/35, Continuously Callable @100 ......................... 5,600 5,761
Series A, 5.00%, 1/1/36, Continuously Callable @100 ......................... 7,000 7,170

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
14
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Kendall Kane & Will Counties Community Unit School District No. 308, GO
5.00%, 2/1/35, Continuously Callable @100 ............................... $ 5,000 $ 5,117
5.00%, 2/1/36, Continuously Callable @100 ............................... 6,000 6,209
Madison County Community Unit School District No. 7 Edwardsville, GO (INS - Build
America Mutual Assurance Co.)
5.00%, 12/1/28, Continuously Callable @100 ............................... 1,210 1,242
5.00%, 12/1/29, Continuously Callable @100 ............................... 1,250 1,284
Madison-Macoupin Etc Counties Community College District No. 536, GO (INS - Assured
Guaranty Municipal Corp.)
Series A, 5.00%, 11/1/31, Continuously Callable @100 ........................ 1,000 1,051
Series A, 5.00%, 11/1/32, Continuously Callable @100 ........................ 2,000 2,094
Series A, 5.00%, 11/1/33, Continuously Callable @100 ........................ 750 792
Metropolitan Pier & Exposition Authority Revenue
5.00%, 6/15/42, Continuously Callable @100 ............................... 2,000 2,135
4.00%, 12/15/42, Continuously Callable @100 .............................. 8,000 7,908
Metropolitan Pier & Exposition Authority Revenue (INS - Assured Guaranty Municipal Corp.),
Series B, 6/15/26(d) ................................................. 5,000 4,602
Northern Illinois Municipal Power Agency Revenue
Series A, 4.00%, 12/1/31, Continuously Callable @100 ........................ 1,800 1,846
Series A, 4.00%, 12/1/32, Continuously Callable @100 ........................ 2,100 2,153
Series A, 4.00%, 12/1/33, Continuously Callable @100 ........................ 4,000 4,098
Series A, 4.00%, 12/1/35, Continuously Callable @100 ........................ 5,000 5,099
Northern Illinois University Revenue (INS - Build America Mutual Assurance Co.)
4.00%, 10/1/43, Continuously Callable @100 ............................... 1,300 1,250
Series B, 4.00%, 4/1/35, Continuously Callable @100 ......................... 1,200 1,225
Series B, 4.00%, 4/1/39, Continuously Callable @100 ......................... 1,375 1,350
Regional Transportation Authority Revenue
Series A, 4.00%, 7/1/34, Callable 7/1/27 @ 100, Continuously Callable @100 ....... 23,160 23,991
Series A, 4.00%, 7/1/35, Continuously Callable @100 ......................... 11,650 12,036
Sales Tax Securitization Corp. Revenue
Series A, 4.00%, 1/1/38, Continuously Callable @100 ......................... 5,060 5,121
Series A, 4.00%, 1/1/39, Continuously Callable @100 ......................... 1,750 1,761
Sangamon County School District No. 186 Springfield, GO (INS - Build America Mutual
Assurance Co.)
Series B, 5.00%, 2/1/25, Continuously Callable @100 ......................... 5,765 5,770
Series B, 5.00%, 2/1/26, Continuously Callable @100 ......................... 4,215 4,219
State of Illinois, GO
5.25%, 2/1/31, Continuously Callable @100 ............................... 9,000 9,011
Series B, 5.00%, 11/1/32, Continuously Callable @100 ........................ 10,000 10,964
Series B, 5.25%, 5/1/43, Continuously Callable @100 ......................... 2,500 2,713
The Illinois Sports Facilities Authority Revenue, 5.00%, 6/15/30, Continuously Callable @100 1,025 1,096
The Illinois Sports Facilities Authority Revenue (INS - Assured Guaranty Corp.)
5.25%, 6/15/30, Continuously Callable @100 ............................... 3,000 3,015
5.25%, 6/15/31, Continuously Callable @100 ............................... 5,000 5,023
5.25%, 6/15/32, Continuously Callable @100 ............................... 5,000 5,030
University of Illinois Revenue, Series A, 4.00%, 4/1/33, Continuously Callable @100 ...... 12,475 12,672
Village of Bolingbrook, GO (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 1/1/30, Continuously Callable @100 ......................... 1,500 1,599
Series A, 5.00%, 1/1/31, Continuously Callable @100 ......................... 2,400 2,558
Series A, 5.00%, 1/1/32, Continuously Callable @100 ......................... 2,350 2,503
Series A, 5.00%, 1/1/38, Continuously Callable @100 ......................... 1,500 1,572
Village of Gilberts Special Tax (INS - Build America Mutual Assurance Co.), 5.00%, 3/1/30,
Continuously Callable @100 ........................................... 5,221 5,305
Village of Rosemont, GO (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 12/1/25 ............................................. 2,010 2,064
Series A, 5.00%, 12/1/26 ............................................. 2,110 2,203
Volo Village Special Service Area No. 3 & 6 Special Tax (INS - Assured Guaranty Municipal
Corp.)
5.00%, 3/1/34, Continuously Callable @100 ............................... 2,992 3,113
4.00%, 3/1/36, Continuously Callable @100 ............................... 1,250 1,264
Will County Community High School District No. 210 Lincoln-Way, GO (INS - Assured
Guaranty Municipal Corp.), 4.00%, 1/1/34, Continuously Callable @100 ........... 650 664

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
15
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Williamson Jackson Etc Counties Community Unit School District No. 4, GO (INS - Assured
Guaranty Municipal Corp.)
5.00%, 12/1/28, Continuously Callable @100 ............................... $ 1,835 $ 1,880
5.00%, 12/1/29, Continuously Callable @100 ............................... 1,925 1,976
5.00%, 12/1/30, Continuously Callable @100 ............................... 2,025 2,079
5.00%, 12/1/34, Continuously Callable @100 ............................... 6,000 6,161
513,240
Indiana (3.1%):
City of Rockport Revenue, Series A, 3.05%, 6/1/25 ............................... 5,750 5,719
Hammond Multi-School Building Corp. Revenue
5.00%, 7/15/33, Continuously Callable @100 ............................... 1,165 1,264
5.00%, 7/15/34, Continuously Callable @100 ............................... 1,000 1,085
5.00%, 7/15/35, Continuously Callable @100 ............................... 1,250 1,352
5.00%, 7/15/38, Continuously Callable @100 ............................... 3,000 3,196
Indiana Bond Bank Revenue
1/15/30, Continuously Callable @97(d) ................................... 740 573
7/15/30, Continuously Callable @96(d) ................................... 750 568
7/15/31, Continuously Callable @93(d) ................................... 1,490 1,078
7/15/32, Continuously Callable @91(d) ................................... 1,400 967
Indiana Finance Authority Revenue
1.40%, 8/1/29, Continuously Callable @100 ............................... 7,000 6,176
5.00%, 9/1/30, Continuously Callable @100 ............................... 1,250 1,312
5.00%, 9/1/31, Continuously Callable @100 ............................... 1,500 1,574
5.00%, 11/15/33, Continuously Callable @103 .............................. 2,000 2,059
4.00%, 4/1/35, Continuously Callable @100 ............................... 1,210 1,166
4.00%, 4/1/36, Continuously Callable @100 ............................... 1,255 1,192
4.00%, 7/1/36, Continuously Callable @100 ............................... 3,660 3,687
4.00%, 4/1/37, Continuously Callable @100 ............................... 1,310 1,217
4.00%, 4/1/38, Continuously Callable @100 ............................... 2,045 1,870
4.00%, 7/1/38, Continuously Callable @100 ............................... 4,030 3,969
5.00%, 11/15/38, Continuously Callable @103 .............................. 3,000 3,013
4.00%, 4/1/39, Continuously Callable @100 ............................... 1,625 1,466
4.00%, 7/1/39, Continuously Callable @100 ............................... 3,605 3,508
4.00%, 4/1/40, Continuously Callable @100 ............................... 2,215 1,981
4.00%, 4/1/41, Continuously Callable @100 ............................... 2,305 2,050
4.00%, 4/1/42, Continuously Callable @100 ............................... 2,400 2,117
Series A, 3.13%, 12/1/24 ............................................. 6,000 5,963
Series A, 5.00%, 7/1/40, Continuously Callable @100 ......................... 6,240 6,585
Series A, 4.00%, 11/15/41, Continuously Callable @103 ....................... 8,400 7,422
Series A, 5.00%, 7/1/42, Continuously Callable @100 ......................... 7,240 7,573
Series A, 5.00%, 6/1/43, Continuously Callable @100 ......................... 855 905
Series A, 4.00%, 11/15/43, Continuously Callable @100 ....................... 1,505 1,199
Richmond Hospital Authority Revenue, Series A, 5.00%, 1/1/35, Continuously Callable @100 6,500 6,542
Terre Haute Sanitary District Revenue, 5.25%, 9/28/28, Continuously Callable @100 ...... 10,000 10,066
100,414
Iowa (0.7%):
Iowa Finance Authority Revenue
Series E, 4.00%, 8/15/35, Continuously Callable @100 ........................ 5,425 5,478
Series E, 4.00%, 8/15/36, Continuously Callable @100 ........................ 15,105 15,152
Iowa Higher Education Loan Authority Revenue, 4.75%, 10/1/42, Continuously Callable
@100 ........................................................... 1,500 1,523
Iowa Tobacco Settlement Authority Revenue
Series A-2, 4.00%, 6/1/38, Continuously Callable @100 ....................... 270 274
Series A-2, 4.00%, 6/1/39, Continuously Callable @100 ....................... 300 303
Series A-2, 4.00%, 6/1/40, Continuously Callable @100 ....................... 200 201
22,931
Kansas (1.0%):
City of Manhattan Revenue, Series A, 4.00%, 6/1/36, Continuously Callable @103 ........ 1,640 1,450
City of Wichita Revenue, 4.63%, 9/1/33, Continuously Callable @100 ................. 5,775 5,624
Wyandotte County-Kansas City Unified Government Tax Allocation
5.25%, 9/1/35, Continuously Callable @103(c) ............................. 14,375 14,074
5.75%, 3/1/41, Continuously Callable @103(c) ............................. 10,000 9,648
30,796

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
16
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Kentucky (3.1%):
City of Ashland Revenue
4.00%, 2/1/35, Continuously Callable @100 ............................... $ 470 $ 469
4.00%, 2/1/37, Continuously Callable @100 ............................... 1,115 1,089
Series A, 4.00%, 2/1/36, Continuously Callable @100 ......................... 2,410 2,382
County of Trimble Revenue, 3.75%, 6/1/33, Continuously Callable @100 ............... 15,000 15,272
Kentucky Economic Development Finance Authority Revenue
Series A, 5.00%, 5/15/26 ............................................. 4,250 4,155
Series A, 5.00%, 5/15/31, Continuously Callable @100 ........................ 3,205 2,849
Series B, 10/1/24(d) ................................................. 6,130 6,011
Series B, 5.00%, 8/15/41, Continuously Callable @100 ........................ 480 491
Series B-3, 4.70% (MUNIPSA+140bps), 2/1/46, (Put Date 2/1/25)(a)(b) ........... 20,000 20,008
Kentucky Municipal Power Agency Revenue, Series A, 3.45%, 9/1/42, (Put Date 3/1/26)(a) .. 7,000 6,907
Kentucky Public Energy Authority Revenue
Series A-2, 4.76% (SOFR+120bps), 8/1/52, (Put Date 8/1/30)(a)(b) ............... 7,500 7,367
Series C-3, 4.35% (MUNIPSA+105bps), 12/1/49, (Put Date 6/1/25)(a)(b) ........... 20,000 19,828
Kentucky State Property & Building Commission Revenue
5.00%, 5/1/37, Continuously Callable @100 ............................... 5,000 5,326
Series A, 5.00%, 2/1/32, Continuously Callable @100 ......................... 2,000 2,082
Series A, 5.00%, 2/1/33, Continuously Callable @100 ......................... 2,250 2,338
Series A, 4.00%, 11/1/36, Continuously Callable @100 ........................ 2,000 2,044
Series A, 4.00%, 11/1/38, Continuously Callable @100 ........................ 500 504
99,122
Louisiana (3.5%):
City of Shreveport Water & Sewer Revenue (INS - Assured Guaranty Municipal Corp.)
5.00%, 12/1/33, Continuously Callable @100 ............................... 1,515 1,564
5.00%, 12/1/34, Continuously Callable @100 ............................... 1,500 1,548
5.00%, 12/1/35, Continuously Callable @100 ............................... 1,510 1,558
City of Shreveport Water & Sewer Revenue (INS - Build America Mutual Assurance Co.)
Series B, 5.00%, 12/1/31, Continuously Callable @100 ........................ 5,330 5,395
Series B, 5.00%, 12/1/32, Continuously Callable @100 ........................ 5,125 5,187
Series C, 5.00%, 12/1/30, Continuously Callable @100 ........................ 1,000 1,091
Series C, 5.00%, 12/1/31, Continuously Callable @100 ........................ 2,000 2,180
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue, 3.50%, 11/1/32, Continuously Callable @100 ....................... 18,750 18,040
Louisiana Public Facilities Authority Revenue
5.00%, 7/1/33, Continuously Callable @100 ............................... 8,940 9,085
5.00%, 7/1/33, Pre-refunded  7/1/25 @ 100 ................................ 55 56
5.00%, 5/15/34, Pre-refunded  5/15/26 @ 100 .............................. 25 26
5.00%, 5/15/34, Continuously Callable @100 ............................... 2,975 3,146
5.00%, 5/15/34, Continuously Callable @100 ............................... 2,225 2,309
5.00%, 7/1/34, Pre-refunded  7/1/25 @ 100 ................................ 85 87
5.00%, 7/1/34, Continuously Callable @100 ............................... 13,465 13,682
4.00%, 5/15/35, Continuously Callable @100 ............................... 3,465 3,508
4.00%, 5/15/35, Pre-refunded  5/15/26 @ 100 .............................. 35 36
5.00%, 5/15/35, Continuously Callable @100 ............................... 2,000 2,110
4.00%, 5/15/36, Pre-refunded  5/15/26 @ 100 .............................. 15 15
5.00%, 5/15/36, Continuously Callable @100 ............................... 1,560 1,637
4.00%, 5/15/36, Continuously Callable @100 ............................... 1,485 1,499
5.00%, 10/1/43, Continuously Callable @100 ............................... 640 673
Series A, 4.00%, 12/15/32, Pre-refunded 12/15/26 @ 100 ...................... 305 315
Series A, 4.00%, 12/15/32, Continuously Callable @100 ....................... 2,430 2,460
Series A, 4.00%, 12/15/33, Continuously Callable @100 ....................... 3,095 3,150
Louisiana State University & Agricultural & Mechanical College Revenue
Series A, 4.00%, 7/1/31, Continuously Callable @100 ......................... 1,000 1,021
Series A, 4.00%, 7/1/32, Continuously Callable @100 ......................... 1,000 1,020
Series A, 4.00%, 7/1/33, Continuously Callable @100 ......................... 1,000 1,020
New Orleans Aviation Board Revenue (INS - Assured Guaranty Municipal Corp.)
5.00%, 1/1/35, Continuously Callable @100 ............................... 1,840 1,977
5.00%, 1/1/36, Continuously Callable @100 ............................... 1,250 1,337
5.00%, 1/1/37, Continuously Callable @100 ............................... 1,500 1,592
5.00%, 10/1/37, Continuously Callable @100 ............................... 2,000 2,141
5.00%, 1/1/38, Continuously Callable @100 ............................... 1,300 1,373

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
17
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Parish of St. John the Baptist Revenue, 2.20%, 6/1/37, (Put Date 7/1/26)(a) ............. $ 6,750 $ 6,441
St. John the Baptist Parish School District No. 1, GO, 5.25%, 3/1/43, Continuously Callable
@100 ........................................................... 5,000 5,254
Tangipahoa Parish Hospital Service District No. 1 Revenue
4.00%, 2/1/38, Continuously Callable @100 ............................... 2,375 2,299
4.00%, 2/1/39, Continuously Callable @100 ............................... 2,330 2,233
4.00%, 2/1/41, Continuously Callable @100 ............................... 1,500 1,423
4.00%, 2/1/42, Continuously Callable @100 ............................... 1,500 1,407
110,895
Maryland (1.6%):
City of Gaithersburg Revenue
Series A, 5.00%, 1/1/33, Continuously Callable @104 ......................... 3,000 3,036
Series A, 5.00%, 1/1/36, Continuously Callable @104 ......................... 1,000 1,003
Howard County Housing Commission Revenue, Series A, 1.60%, 6/1/29, Continuously
Callable @100 ..................................................... 3,000 2,717
Maryland Economic Development Corp. Revenue
Series A, 5.00%, 6/1/30, Continuously Callable @100 ......................... 1,250 1,329
Series A, 5.00%, 6/1/31, Continuously Callable @100 ......................... 1,000 1,063
Series A, 5.00%, 6/1/32, Continuously Callable @100 ......................... 1,000 1,063
Series A, 5.00%, 6/1/35, Continuously Callable @100 ......................... 2,000 2,121
Maryland Health & Higher Educational Facilities Authority Revenue
5.00%, 7/1/31, Continuously Callable @100 ............................... 3,190 3,290
5.00%, 7/1/32, Continuously Callable @100 ............................... 6,505 6,709
5.00%, 7/1/33, Continuously Callable @100 ............................... 1,000 1,013
5.00%, 7/1/33, Continuously Callable @100 ............................... 3,600 3,712
5.00%, 7/1/34, Continuously Callable @100 ............................... 2,200 2,231
5.00%, 7/1/34, Continuously Callable @100 ............................... 2,500 2,574
4.00%, 1/1/38, Continuously Callable @100 ............................... 865 805
4.00%, 7/1/38, Continuously Callable @100 ............................... 1,500 1,488
4.00%, 7/1/39, Continuously Callable @100 ............................... 1,585 1,558
4.00%, 7/1/40, Continuously Callable @100 ............................... 1,645 1,616
Series A, 5.50%, 1/1/29, Continuously Callable @100 ......................... 1,415 1,462
Series A, 5.50%, 1/1/30, Continuously Callable @100 ......................... 1,750 1,812
Series A, 5.50%, 1/1/31, Continuously Callable @100 ......................... 1,585 1,658
Series A, 5.00%, 7/1/33, Continuously Callable @100 ......................... 1,000 1,032
Series A, 5.00%, 7/1/34, Continuously Callable @100 ......................... 1,000 1,032
Series A, 5.00%, 7/1/35, Continuously Callable @100 ......................... 1,310 1,349
Series A, 5.50%, 1/1/36, Continuously Callable @100 ......................... 5,000 5,172
Series A, 5.00%, 7/1/36, Continuously Callable @100 ......................... 1,000 1,026
51,871
Massachusetts (1.7%):
Massachusetts Development Finance Agency Revenue
5.00%, 7/1/32, Continuously Callable @100 ............................... 1,250 1,293
4.00%, 10/1/32, Continuously Callable @104(c) ............................. 3,600 3,406
5.00%, 4/15/33, Continuously Callable @100 ............................... 2,155 2,180
5.00%, 7/1/33, Continuously Callable @100 ............................... 1,250 1,292
5.00%, 7/1/34, Continuously Callable @100 ............................... 1,000 1,031
5.00%, 7/1/36, Continuously Callable @100 ............................... 895 927
5.00%, 7/1/37, Continuously Callable @100 ............................... 800 862
5.00%, 7/1/37, Continuously Callable @100 ............................... 1,215 1,250
5.00%, 10/1/37, Continuously Callable @104(c) ............................. 1,000 1,004
5.00%, 7/1/38, Continuously Callable @100 ............................... 600 642
5.00%, 7/1/38, Continuously Callable @100 ............................... 335 343
4.00%, 9/1/41, Continuously Callable @100 ............................... 1,010 906
5.00%, 10/1/42, Continuously Callable @100 ............................... 3,500 3,900
3.90% (MUNIPSA+60bps), 7/1/49, (Put Date 1/29/26), Continuously Callable @100(a)
(b)(c) ........................................................... 2,500 2,491
Series A, 5.00%, 1/1/31, Continuously Callable @100 ......................... 450 464
Series A, 5.00%, 1/1/32, Continuously Callable @100 ......................... 645 664
Series A, 5.00%, 1/1/33, Continuously Callable @100 ......................... 535 551
Series A, 5.00%, 1/1/34, Continuously Callable @100 ......................... 700 719
Series A, 5.00%, 1/1/35, Continuously Callable @100 ......................... 735 754
Series A, 5.00%, 1/1/36, Continuously Callable @100 ......................... 1,000 1,022

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
18
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Series A, 5.00%, 7/1/36, Continuously Callable @100 ......................... $ 2,000 $ 2,042
Series A, 5.00%, 7/1/38, Continuously Callable @100 ......................... 1,000 1,012
Series A, 5.00%, 7/1/39, Continuously Callable @100 ......................... 2,250 2,268
Series A-1, 5.00%, 7/1/36, Continuously Callable @100 ....................... 2,000 2,052
Series B, 4.00%, 6/1/35, Continuously Callable @100 ......................... 2,300 2,262
Series B, 4.00%, 6/1/41, Continuously Callable @100 ......................... 2,750 2,488
Series E, 5.00%, 7/1/36, Continuously Callable @100 ......................... 2,105 2,176
Series I, 5.00%, 7/1/30, Continuously Callable @100 ......................... 2,000 2,057
Series I, 5.00%, 7/1/31, Continuously Callable @100 ......................... 1,675 1,723
Series J2, 5.00%, 7/1/43, Continuously Callable @100 ........................ 10,000 10,399
54,180
Michigan (2.1%):
Detroit Downtown Development Authority Tax Allocation (INS - Assured Guaranty Municipal
Corp.)
Series A, 5.00%, 7/1/36, Continuously Callable @100 ......................... 1,000 1,002
Series A, 5.00%, 7/1/37, Continuously Callable @100 ......................... 2,000 2,003
Flint Hospital Building Authority Revenue
4.00%, 7/1/32, Continuously Callable @100 ............................... 2,525 2,455
4.00%, 7/1/33, Continuously Callable @100 ............................... 2,620 2,533
4.00%, 7/1/34, Continuously Callable @100 ............................... 2,730 2,627
4.00%, 7/1/35, Continuously Callable @100 ............................... 1,635 1,564
4.00%, 7/1/38, Continuously Callable @100 ............................... 1,855 1,744
Great Lakes Water Authority Water Supply System Revenue, Series D, 4.00%, 7/1/32,
Continuously Callable @100 ........................................... 13,560 13,857
Livonia Public Schools, GO (INS - Assured Guaranty Municipal Corp.)
5.00%, 5/1/32, Continuously Callable @100 ............................... 2,775 2,899
5.00%, 5/1/33, Continuously Callable @100 ............................... 2,875 3,003
5.00%, 5/1/34, Continuously Callable @100 ............................... 2,965 3,097
5.00%, 5/1/35, Continuously Callable @100 ............................... 3,065 3,202
5.00%, 5/1/36, Continuously Callable @100 ............................... 2,770 2,894
Michigan Finance Authority Revenue
5.00%, 11/1/34, Continuously Callable @100 ............................... 1,000 1,092
5.00%, 11/1/35, Continuously Callable @100 ............................... 1,000 1,086
4.00%, 11/15/35, Continuously Callable @100 .............................. 6,000 5,910
5.00%, 11/1/36, Continuously Callable @100 ............................... 1,000 1,079
4.00%, 11/15/36, Continuously Callable @100 .............................. 1,000 1,003
5.00%, 11/1/37, Continuously Callable @100 ............................... 1,250 1,339
4.00%, 12/1/41, Continuously Callable @100 ............................... 2,375 1,835
5.38%, 11/1/43, Continuously Callable @100 ............................... 3,530 3,570
Michigan Finance Authority Revenue (NBGA - Michigan School Bond Qualification and Loan
Program)
Series A, 5.00%, 5/1/24 .............................................. 2,000 2,005
Series A, 5.00%, 5/1/25 .............................................. 1,700 1,736
Summit Academy North Revenue, 4.00%, 11/1/41, Continuously Callable @103 ......... 2,870 2,407
65,942
Minnesota (0.3%):
City of Minneapolis Revenue, Series A, 5.00%, 11/15/36, Continuously Callable @100 ..... 5,000 5,139
Housing & Redevelopment Authority of The City of St. Paul Minnesota Revenue
5.00%, 11/15/29, Pre-refunded 11/15/25 @ 100 ............................. 1,750 1,809
5.00%, 11/15/30, Pre-refunded 11/15/25 @ 100 ............................. 1,275 1,318
8,266
Mississippi (0.7%):
Mississippi Business Finance Corp. Revenue, 3.20%, 9/1/28, Continuously Callable @100 .. 6,000 5,914
Mississippi Development Bank Revenue, Series A, 5.00%, 4/1/28, Continuously Callable
@100 ........................................................... 200 200
Mississippi Development Bank Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%,
9/1/30, Continuously Callable @100 ..................................... 5,290 5,295
Mississippi Hospital Equipment & Facilities Authority Revenue
Series A, 4.00%, 1/1/36, Continuously Callable @100 ......................... 2,240 2,287
Series A, 4.00%, 1/1/37, Continuously Callable @100 ......................... 2,260 2,290
Series A, 4.00%, 1/1/39, Continuously Callable @100 ......................... 1,850 1,854
Series A, 4.00%, 1/1/40, Continuously Callable @100 ......................... 2,675 2,679
20,519

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
19
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Missouri (1.4%):
Cape Girardeau County IDA Revenue
5.00%, 3/1/32, Continuously Callable @100 ............................... $ 500 $ 527
5.00%, 3/1/36, Continuously Callable @100 ............................... 750 784
4.00%, 3/1/41, Continuously Callable @100 ............................... 750 742
Series A, 6.00%, 3/1/33, Continuously Callable @102 ......................... 1,935 1,977
Health & Educational Facilities Authority of the State of Missouri Revenue
5.00%, 5/15/32, Continuously Callable @103(g) ............................ 1,555 742
5.00%, 5/15/36, Continuously Callable @103(g) ............................ 4,565 2,158
Series A, 5.00%, 2/1/29, Continuously Callable @104 ......................... 1,000 1,009
Series A, 5.00%, 2/1/34, Continuously Callable @104 ......................... 2,000 2,020
Missouri Development Finance Board Revenue
Series A, 5.00%, 6/1/30, Continuously Callable @100 ......................... 1,000 1,001
Series A, 5.00%, 6/1/31, Continuously Callable @100 ......................... 4,215 4,219
Missouri State Environmental Improvement & Energy Resources Authority Revenue, Series
A-R, 2.90%, 9/1/33, Continuously Callable @102 ........................... 25,000 23,456
St. Louis County IDA Revenue, Series A, 5.50%, 9/1/33, Continuously Callable @100 ..... 2,750 2,751
Stoddard County IDA Revenue, Series B, 6.00%, 3/1/37, Continuously Callable @102 ..... 1,790 1,829
43,215
Montana (0.3%):
City of Forsyth Revenue, Series A, 3.90%, 3/1/31, Callable 4/8/24 @ 100 ............... 8,500 8,428
Nebraska (1.0%):
Central Plains Energy Project Revenue
Series 1, 5.00%, 5/1/53, (Put Date 10/1/29)(a) .............................. 17,000 17,754
Series A, 5.00%, 9/1/37 .............................................. 3,210 3,431
Douglas County Hospital Authority No. 3 Revenue
5.00%, 11/1/28, Continuously Callable @100 ............................... 1,250 1,286
5.00%, 11/1/30, Continuously Callable @100 ............................... 1,600 1,648
Nebraska Educational Health Cultural & Social Services Finance Authority Revenue
4.00%, 1/1/35, Continuously Callable @102 ............................... 795 807
4.00%, 1/1/36, Continuously Callable @102 ............................... 1,240 1,252
4.00%, 1/1/38, Continuously Callable @102 ............................... 2,595 2,581
4.00%, 1/1/39, Continuously Callable @102 ............................... 1,800 1,768
Public Power Generation Agency Revenue, 5.00%, 1/1/37, Continuously Callable @100 .... 2,400 2,519
33,046
Nevada (1.9%):
Carson City Revenue
5.00%, 9/1/29, Continuously Callable @100 ............................... 620 649
5.00%, 9/1/31, Continuously Callable @100 ............................... 1,000 1,047
5.00%, 9/1/33, Continuously Callable @100 ............................... 1,000 1,047
5.00%, 9/1/37, Continuously Callable @100 ............................... 1,950 2,013
City of North Las Vegas, GO (INS - Assured Guaranty Municipal Corp.)
4.00%, 6/1/35, Continuously Callable @100 ............................... 1,870 1,918
4.00%, 6/1/37, Continuously Callable @100 ............................... 7,345 7,450
4.00%, 6/1/38, Continuously Callable @100 ............................... 6,135 6,194
City of Sparks Revenue, Series A, 2.75%, 6/15/28(c) .............................. 1,175 1,110
County of Clark Department of Aviation Revenue
Series A-2, 5.00%, 7/1/32, Continuously Callable @100 ....................... 20,470 20,605
Series A-2, 5.00%, 7/1/33, Continuously Callable @100 ....................... 10,845 10,917
Las Vegas Convention & Visitors Authority Revenue
Series C, 4.00%, 7/1/33, Continuously Callable @100 ......................... 2,000 2,043
Series C, 4.00%, 7/1/34, Continuously Callable @100 ......................... 4,560 4,653
59,646
New Hampshire (0.4%):
New Hampshire Business Finance Authority Revenue, 4.00%, 1/1/41, Continuously Callable
@103 ........................................................... 5,100 4,185
New Hampshire Health and Education Facilities Authority Act Revenue
Series A, 5.00%, 8/1/34, Continuously Callable @100 ......................... 2,880 3,033
Series A, 5.00%, 8/1/35, Continuously Callable @100 ......................... 2,700 2,830
Series A, 5.00%, 8/1/36, Continuously Callable @100 ......................... 2,000 2,083
Series A, 5.00%, 8/1/37, Continuously Callable @100 ......................... 1,500 1,554
13,685

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
20
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
New Jersey (4.7%):
Casino Reinvestment Development Authority, Inc. Revenue (INS - Assured Guaranty
Municipal Corp.)
5.00%, 11/1/29, Continuously Callable @100 ............................... $ 1,000 $ 1,011
5.00%, 11/1/30, Continuously Callable @100 ............................... 1,000 1,011
City of Atlantic City, GO (INS - Assured Guaranty Municipal Corp.)
Series B, 5.00%, 3/1/32, Continuously Callable @100 ......................... 1,660 1,766
Series B, 5.00%, 3/1/37, Continuously Callable @100 ......................... 1,250 1,319
City of Atlantic City, GO (INS - Build America Mutual Assurance Co.)
Series A, 5.00%, 3/1/32, Continuously Callable @100 ......................... 630 670
Series A, 5.00%, 3/1/37, Continuously Callable @100 ......................... 750 792
City of Newark Mass Transit Access Tax Revenue (INS - Assured Guaranty Corp.), 5.00%,
11/15/42, Continuously Callable @100 ................................... 1,000 1,088
Essex County Improvement Authority Revenue, 4.00%, 6/15/38, Continuously Callable @100 550 542
New Brunswick Parking Authority Revenue (INS - Build America Mutual Assurance Co.)
Series A, 5.00%, 9/1/35, Continuously Callable @100 ......................... 1,455 1,530
Series A, 5.00%, 9/1/36, Continuously Callable @100 ......................... 2,000 2,099
New Jersey Building Authority Revenue
Series A, 4.00%, 6/15/30, Pre-refunded  6/15/26 @ 100 ........................ 400 410
Series A, 4.00%, 6/15/30, Pre-refunded  6/15/26 @ 100 ........................ 600 615
New Jersey Economic Development Authority Revenue
5.00%, 11/1/36, Continuously Callable @100 ............................... 2,000 2,193
4.00%, 11/1/38, Continuously Callable @100 ............................... 1,500 1,531
4.00%, 11/1/39, Continuously Callable @100 ............................... 2,000 2,029
Series A, 3.13%, 7/1/29, Continuously Callable @100 ......................... 665 643
Series A, 3.38%, 7/1/30, Continuously Callable @100 ......................... 1,000 975
Series B, 5.00%, 6/15/37, Continuously Callable @100 ........................ 16,280 17,575
New Jersey Educational Facilities Authority Revenue
Series B, 5.50%, 9/1/31, Continuously Callable @100 ......................... 4,590 4,873
Series B, 5.50%, 9/1/32, Continuously Callable @100 ......................... 8,075 8,576
Series F, 4.00%, 7/1/33, Continuously Callable @100 ......................... 150 153
Series F, 4.00%, 7/1/33, Pre-refunded  7/1/26 @ 100 .......................... 350 359
Series F, 4.00%, 7/1/34, Continuously Callable @100 ......................... 260 265
Series F, 4.00%, 7/1/34, Pre-refunded  7/1/26 @ 100 .......................... 490 503
Series F, 4.00%, 7/1/35, Continuously Callable @100 ......................... 975 993
Series F, 4.00%, 7/1/35, Pre-refunded  7/1/26 @ 100 .......................... 275 282
New Jersey Educational Facilities Authority Revenue (INS - Assured Guaranty Municipal
Corp.)
Series A, 5.00%, 7/1/34, Continuously Callable @100 ......................... 3,000 3,216
Series A, 5.00%, 7/1/35, Continuously Callable @100 ......................... 3,350 3,587
Series A, 4.00%, 7/1/36, Continuously Callable @100 ......................... 1,800 1,828
New Jersey Health Care Facilities Financing Authority Revenue
5.00%, 10/1/33, Continuously Callable @100 ............................... 2,000 2,166
5.00%, 10/1/34, Continuously Callable @100 ............................... 2,000 2,160
5.00%, 10/1/35, Continuously Callable @100 ............................... 2,620 2,823
New Jersey Health Care Facilities Financing Authority Revenue (INS - Assured Guaranty
Municipal Corp.)
Series A, 5.00%, 7/1/27, Continuously Callable @100 ......................... 2,000 2,040
Series A, 5.00%, 7/1/30, Continuously Callable @100 ......................... 1,500 1,526
New Jersey Transportation Trust Fund Authority Revenue
Series A, 12/15/25(d) ................................................ 20,000 18,759
Series A, 12/15/38(d) ................................................ 11,405 6,256
Series A, 4.25%, 6/15/40, Continuously Callable @100 ........................ 2,000 2,090
Series AA, 4.00%, 6/15/36, Continuously Callable @100 ...................... 2,500 2,599
Series AA, 4.00%, 6/15/37, Continuously Callable @100 ...................... 2,250 2,333
Series AA, 4.25%, 6/15/44, Continuously Callable @100 ...................... 1,000 1,012
Series BB, 5.00%, 6/15/34, Continuously Callable @100 ...................... 10,000 10,905
New Jersey Turnpike Authority Revenue
Series A, 5.00%, 1/1/34, Continuously Callable @100 ......................... 10,000 10,031
Series A, 5.00%, 1/1/35, Continuously Callable @100 ......................... 4,725 4,891
Series B, 4.00%, 1/1/35, Continuously Callable @100 ......................... 3,500 3,629
Newark Housing Authority Revenue (INS - Assured Guaranty Municipal Corp.)
4.00%, 12/1/29, Continuously Callable @100 ............................... 500 504

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
21
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
4.00%, 12/1/30, Continuously Callable @100 ............................... $ 750 $ 757
4.00%, 12/1/31, Continuously Callable @100 ............................... 500 504
South Jersey Transportation Authority Revenue
4.50%, 11/1/42, Continuously Callable @100 ............................... 1,000 1,016
Series A, 5.00%, 11/1/30, Continuously Callable @100 ........................ 500 504
Series A, 5.00%, 11/1/31, Continuously Callable @100 ........................ 750 755
Series A, 5.00%, 11/1/34, Continuously Callable @100 ........................ 1,085 1,093
Series A, 4.00%, 11/1/40, Continuously Callable @100 ........................ 4,300 4,150
The Passaic County Improvement Authority Revenue, 5.25%, 7/1/43, Continuously Callable
@100 ........................................................... 665 690
Tobacco Settlement Financing Corp. Revenue, Series A, 5.00%, 6/1/36, Continuously Callable
@100 ........................................................... 5,000 5,279
150,906
New Mexico (0.4%):
City of Farmington Revenue, Series B, 2.15%, 4/1/33, Continuously Callable @101 ....... 10,000 8,072
City of Santa Fe Revenue
Series A, 5.00%, 5/15/34, Continuously Callable @103 ........................ 625 575
Series A, 5.00%, 5/15/39, Continuously Callable @103 ........................ 480 424
New Mexico Hospital Equipment Loan Council Revenue, Series A, 5.00%, 7/1/39,
Continuously Callable @102 ........................................... 1,075 898
Village of Los Ranchos de Albuquerque Revenue
4.00%, 9/1/35, Continuously Callable @100 ............................... 300 302
4.00%, 9/1/40, Continuously Callable @100 ............................... 1,200 1,143
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation
4.00%, 5/1/33, Continuously Callable @103(c) ............................. 600 576
4.25%, 5/1/40, Continuously Callable @103(c) ............................. 1,000 930
12,920
New York (5.9%):
Allegany County Capital Resource Corp. Revenue
Series A, 5.00%, 12/1/32, Continuously Callable @100 ........................ 1,390 1,397
Series A, 5.00%, 12/1/37, Continuously Callable @100 ........................ 1,500 1,504
Series A, 5.00%, 12/1/42, Continuously Callable @100 ........................ 1,925 1,868
Build NYC Resource Corp. Revenue
4.50%, 6/15/43, Continuously Callable @100 ............................... 700 673
Series A, 5.00%, 7/1/42, Continuously Callable @100 ......................... 500 509
Series A, 6.75%, 4/15/43, Continuously Callable @100(c) ...................... 1,810 1,915
City of Amsterdam, GO, 5.00%, 3/6/24, Continuously Callable @100 ................. 2,798 2,798
City of Long Beach, GO
Series B, 5.00%, 9/27/24 ............................................. 4,674 4,701
Series C, 5.25%, 9/27/24 ............................................. 2,000 2,014
City of New York, GO, Series B-3, 3.50%, 10/1/46, Continuously Callable @100(f) ....... 10,220 10,220
Hudson Yards Infrastructure Corp. Revenue, Series A, 5.00%, 2/15/38, Continuously Callable
@100 ........................................................... 2,500 2,619
Metropolitan Transportation Authority Revenue
Series C-1, 5.00%, 11/15/29, Continuously Callable @100 ..................... 7,030 7,655
Series C-1, 4.00%, 11/15/32, Continuously Callable @100 ..................... 9,300 9,603
Series C-1, 5.00%, 11/15/34, Continuously Callable @100 ..................... 6,295 6,517
Series C-1, 4.00%, 11/15/35, Continuously Callable @100 ..................... 9,040 9,288
Series C-1, 5.00%, 11/15/36, Continuously Callable @100 ..................... 3,705 3,872
Series D-1, 5.00%, 11/15/34, Continuously Callable @100 ..................... 2,000 2,068
Series F, 5.00%, 11/15/34, Continuously Callable @100 ....................... 2,000 2,069
Series F, 5.00%, 11/15/35, Continuously Callable @100 ....................... 3,000 3,104
Metropolitan Transportation Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series 2, 4.36% (SOFR+80bps), 11/1/32, (Put Date 4/1/26)(a)(b) ................. 3,000 2,986
Series A-1, 4.00%, 11/15/41, Continuously Callable @100 ..................... 9,820 9,881
Monroe County Industrial Development Corp. Revenue
4.00%, 12/1/38, Continuously Callable @100 ............................... 1,200 1,151
4.00%, 12/1/39, Continuously Callable @100 ............................... 1,200 1,149
Nassau County Local Economic Assistance Corp. Revenue, Series A, 5.00%, 7/1/43,
Continuously Callable @100 ........................................... 1,000 1,027
New York City Transitional Finance Authority Future Tax Secured Revenue, 4.00%, 11/1/38,
Continuously Callable @100 ........................................... 1,250 1,297

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
22
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
New York Liberty Development Corp. Revenue
2.63%, 9/15/69, Continuously Callable @100 ............................... $ 3,350 $ 3,071
Series A, 2.10%, 11/15/32, Continuously Callable @100 ....................... 6,730 6,020
Series A, 2.20%, 11/15/33, Continuously Callable @100 ....................... 9,000 8,007
New York State Dormitory Authority Revenue
5.00%, 12/1/35, Continuously Callable @100(c) ............................. 600 563
6.00%, 7/1/40, Continuously Callable @100(c) ............................. 3,380 3,058
Series A, 5.00%, 5/1/24, Continuously Callable @100 ......................... 735 735
Series A, 5.00%, 5/1/25, Continuously Callable @100 ......................... 1,175 1,175
Series A, 5.00%, 5/1/26, Continuously Callable @100 ......................... 980 980
Series A, 4.00%, 9/1/36, Continuously Callable @100 ......................... 500 484
Series A, 4.00%, 9/1/37, Continuously Callable @100 ......................... 350 334
Series A, 4.00%, 9/1/38, Continuously Callable @100 ......................... 1,250 1,175
Series A, 4.00%, 9/1/40, Continuously Callable @100 ......................... 750 694
Series A, 4.00%, 3/15/41, Continuously Callable @100 ........................ 21,605 22,044
Series A-1, 4.00%, 7/1/40, Continuously Callable @100 ....................... 4,535 4,631
Series B, 5.00%, 2/15/32, Pre-refunded  2/15/25 @ 100 ........................ 5 5
New York State Dormitory Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 10/1/27, Continuously Callable @100 ........................ 1,000 1,009
Series A, 5.00%, 10/1/28, Continuously Callable @100 ........................ 1,000 1,009
Series A, 5.00%, 10/1/29, Continuously Callable @100 ........................ 1,300 1,312
New York State Urban Development Corp. Revenue
Series A, 4.00%, 3/15/39, Continuously Callable @100 ........................ 5,000 5,168
Series E-2, 4.00%, 3/15/39, Continuously Callable @100 ...................... 5,785 5,983
Niagara Falls City School District Certificate of Participation (INS - Assured Guaranty
Municipal Corp.)
5.00%, 6/15/24 .................................................... 1,450 1,457
5.00%, 6/15/25, Continuously Callable @100 ............................... 1,670 1,678
Saratoga County Capital Resource Corp. Revenue, Series A, 5.00%, 12/1/28, Continuously
Callable @100 ..................................................... 790 791
Town of Oyster Bay, GO
4.00%, 2/15/25 .................................................... 9,750 9,846
4.00%, 2/15/26 .................................................... 3,000 3,069
Village of Johnson City, GO, Series C, 5.25%, 9/27/24 ............................ 7,361 7,399
Village of Valley Stream, GO, Series A, 4.50%, 5/10/24 ........................... 4,695 4,695
Village of Washingtonville, GO, 7.25%, 10/4/24 ................................. 1,000 1,006
Westchester County Local Development Corp., 5.00%, 7/1/38, Continuously Callable @100 . 750 823
190,106
North Carolina (0.3%):
North Carolina Medical Care Commission Revenue
5.00%, 10/1/25 .................................................... 635 632
5.00%, 10/1/30, Continuously Callable @100 ............................... 1,850 1,850
5.00%, 10/1/40, Continuously Callable @103 ............................... 1,050 952
5.00%, 10/1/45, Continuously Callable @103 ............................... 1,000 862
Series A, 4.00%, 9/1/40, Continuously Callable @100 ......................... 3,050 2,509
Series A, 4.00%, 10/1/40, Continuously Callable @103 ........................ 600 556
Series A, 5.00%, 10/1/45, Continuously Callable @103 ........................ 1,800 1,824
9,185
North Dakota (0.4%):
City of Grand Forks Revenue
4.00%, 12/1/36, Continuously Callable @100 ............................... 2,475 2,331
4.00%, 12/1/38, Continuously Callable @100 ............................... 1,100 1,007
4.00%, 12/1/40, Continuously Callable @100 ............................... 1,700 1,538
4.00%, 12/1/41, Continuously Callable @100 ............................... 1,750 1,571
Series A, 5.00%, 12/1/42, Continuously Callable @100 ........................ 350 377
Series A, 5.00%, 12/1/43, Continuously Callable @100 ........................ 695 747
County of Ward Revenue, Series C, 5.00%, 6/1/43, Continuously Callable @100 ......... 4,500 3,897
11,468
Ohio (3.4%):
Akron Bath Copley Joint Township Hospital District Revenue
4.00%, 11/15/36, Continuously Callable @100 .............................. 1,000 970
4.00%, 11/15/37, Continuously Callable @100 .............................. 800 764
4.00%, 11/15/38, Continuously Callable @100 .............................. 500 463

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
23
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
City of Centerville Revenue, 5.25%, 11/1/37, Continuously Callable @100 .............. $ 2,250 $ 2,155
County of Allen Hospital Facilities Revenue
4.00%, 12/1/40, Continuously Callable @100 ............................... 7,500 7,465
Series A, 4.00%, 8/1/36, Continuously Callable @100 ......................... 5,000 5,074
Series A, 4.00%, 8/1/37, Continuously Callable @100 ......................... 10,800 10,893
County of Cuyahoga Revenue
4.00%, 2/15/29, Continuously Callable @100 ............................... 7,430 7,358
5.00%, 2/15/37, Continuously Callable @100 ............................... 4,000 4,078
County of Hamilton Revenue
5.00%, 1/1/31, Continuously Callable @100 ............................... 1,350 1,355
5.00%, 1/1/36, Continuously Callable @100 ............................... 1,400 1,382
5.00%, 9/15/39, Continuously Callable @100 ............................... 1,375 1,390
5.00%, 9/15/40, Continuously Callable @100 ............................... 1,100 1,108
Series A, 5.50%, 1/1/43, Continuously Callable @103 ......................... 750 751
County of Hamilton Sales Tax Revenue (INS - AMBAC Assurance Corp.), Series B,
12/1/25(d) ........................................................ 4,365 4,145
County of Hardin Revenue, 5.25%, 5/1/40, Continuously Callable @103 ............... 2,000 1,909
County of Montgomery Revenue
3.00%, 11/15/36, Continuously Callable @100 .............................. 7,000 5,924
5.00%, 11/15/37, Continuously Callable @100 .............................. 2,200 2,283
County of Ross Revenue, 5.00%, 12/1/44, Continuously Callable @100 ................ 2,405 2,482
Ohio Higher Educational Facility Commission Revenue
Series C, 5.00%, 5/1/31, Continuously Callable @100 ......................... 1,000 1,021
Series C, 5.00%, 5/1/33, Continuously Callable @100 ......................... 500 511
Port of Greater Cincinnati Development Authority Revenue, Series CO, 5.00%, 5/1/25,
Continuously Callable @100(c) ......................................... 14,000 13,986
Southeastern Ohio Port Authority Revenue
5.50%, 12/1/29, Continuously Callable @100 ............................... 750 753
5.00%, 12/1/35, Continuously Callable @100 ............................... 750 718
State of Ohio Revenue
4.00%, 11/15/36, Continuously Callable @100 .............................. 1,260 1,228
4.00%, 11/15/38, Continuously Callable @100 .............................. 1,270 1,202
4.00%, 11/15/40, Continuously Callable @100 .............................. 655 599
Series A, 5.00%, 1/15/34, Continuously Callable @100 ........................ 7,210 7,448
Series A, 5.00%, 1/15/35, Continuously Callable @100 ........................ 6,000 6,188
Series A, 5.00%, 1/15/36, Continuously Callable @100 ........................ 3,070 3,149
Series A, 4.00%, 1/15/38, Continuously Callable @100 ........................ 1,000 1,004
Series A, 4.00%, 1/15/40, Continuously Callable @100 ........................ 1,800 1,798
Summit County Development Finance Authority Revenue, 5.50%, 12/1/43, Continuously
Callable @100 ..................................................... 1,500 1,530
Village of Bluffton Revenue
5.00%, 12/1/31, Continuously Callable @100 ............................... 1,500 1,569
4.00%, 12/1/32, Continuously Callable @100 ............................... 1,500 1,506
4.00%, 12/1/33, Continuously Callable @100 ............................... 1,600 1,601
4.00%, 12/1/34, Continuously Callable @100 ............................... 1,795 1,779
109,539
Oklahoma (0.3%):
Oklahoma Development Finance Authority Revenue, Series B, 5.00%, 8/15/33, Continuously
Callable @100 ..................................................... 4,100 4,098
Pontotoc County Educational Facilities Authority Revenue, 4.00%, 9/1/40, Continuously
Callable @100 ..................................................... 2,000 1,920
Tulsa County Industrial Authority Revenue
5.00%, 11/15/28, Continuously Callable @102 .............................. 940 952
5.00%, 11/15/30, Continuously Callable @102 .............................. 1,780 1,805
8,775
Oregon (0.1%):
Clackamas County Hospital Facility Authority Revenue
Series A, 5.00%, 11/15/32, Continuously Callable @102 ....................... 1,000 1,018
Series A, 5.00%, 11/15/37, Continuously Callable @102 ....................... 500 500
Oregon State Facilities Authority Revenue
Series A, 5.00%, 10/1/35, Continuously Callable @100 ........................ 275 295
Series A, 5.00%, 10/1/40, Continuously Callable @100 ........................ 1,750 1,826

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
24
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Salem Hospital Facility Authority Revenue, 4.00%, 5/15/40, Continuously Callable @103 ... $ 800 $ 692
4,331
Pennsylvania (7.6%):
Allegheny County Hospital Development Authority Revenue
Series A, 5.00%, 4/1/35, Continuously Callable @100 ......................... 7,315 7,683
Series A, 5.00%, 4/1/36, Continuously Callable @100 ......................... 8,000 8,351
Series A, 4.00%, 7/15/38, Continuously Callable @100 ........................ 1,500 1,510
Series A, 4.00%, 7/15/39, Continuously Callable @100 ........................ 3,495 3,512
Allegheny County Sanitary Authority Revenue (INS - Assured Guaranty Municipal Corp.)
4.00%, 12/1/33, Continuously Callable @100 ............................... 1,500 1,542
4.00%, 12/1/34, Continuously Callable @100 ............................... 1,475 1,514
Allentown Commercial and IDA Revenue, 5.75%, 6/15/43, Continuously Callable @100 ... 600 631
Berks County IDA Revenue
4.00%, 11/1/33, Continuously Callable @100 ............................... 1,300 670
5.00%, 11/1/34, Continuously Callable @100 ............................... 2,000 1,031
5.00%, 11/1/35, Continuously Callable @100 ............................... 3,000 1,546
Bucks County IDA Revenue
5.00%, 10/1/30, Continuously Callable @103 ............................... 325 334
5.00%, 10/1/31, Continuously Callable @103 ............................... 450 462
5.00%, 10/1/37, Continuously Callable @103 ............................... 2,260 2,282
Butler County Hospital Authority Revenue, 5.00%, 7/1/35, Continuously Callable @100 .... 1,885 1,892
Chester County IDA Revenue
5.00%, 10/1/34, Continuously Callable @100 ............................... 1,000 1,005
5.63%, 10/15/42, Continuously Callable @100(c) ............................ 8,875 8,746
Series A, 5.13%, 10/15/37, Continuously Callable @100 ....................... 2,750 2,655
Commonwealth Financing Authority Revenue, Series A, 5.00%, 6/1/34, Continuously Callable
@100 ........................................................... 5,000 5,134
Commonwealth of Pennsylvania Certificate of Participation
Series A, 5.00%, 7/1/34, Continuously Callable @100 ......................... 1,350 1,453
Series A, 5.00%, 7/1/35, Continuously Callable @100 ......................... 750 805
Series A, 5.00%, 7/1/37, Continuously Callable @100 ......................... 800 847
County of Beaver, GO (INS - Build America Mutual Assurance Co.), 4.00%, 4/15/30,
Continuously Callable @100 ........................................... 4,490 4,605
County of Lehigh Revenue
4.00%, 7/1/37, Continuously Callable @100 ............................... 2,000 2,018
4.00%, 7/1/38, Continuously Callable @100 ............................... 2,000 2,006
4.00%, 7/1/39, Continuously Callable @100 ............................... 2,000 1,996
County of Luzerne, GO (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 11/15/29,
Continuously Callable @100 ........................................... 5,000 5,154
Cumberland County Municipal Authority Revenue
4.00%, 11/1/36, Continuously Callable @100 ............................... 1,250 1,267
4.00%, 11/1/37, Continuously Callable @100 ............................... 2,130 2,132
Dauphin County General Authority Revenue
Series A, 4.00%, 6/1/30, Continuously Callable @100 ......................... 2,000 2,042
Series A, 4.00%, 6/1/31, Continuously Callable @100 ......................... 1,000 1,025
Delaware County Authority Revenue
5.00%, 10/1/30 .................................................... 1,200 1,235
5.00%, 10/1/35, Continuously Callable @100 ............................... 2,220 2,281
5.00%, 10/1/39, Continuously Callable @100 ............................... 2,250 2,245
Delaware River Joint Toll Bridge Commission Revenue, 5.00%, 7/1/34, Continuously Callable
@100 ........................................................... 3,000 3,216
Lancaster Higher Education Authority Revenue, Series A, 5.00%, 10/1/42, Continuously
Callable @100 ..................................................... 3,360 3,401
Latrobe IDA Revenue
4.00%, 3/1/40, Continuously Callable @100 ............................... 250 219
4.00%, 3/1/41, Continuously Callable @100 ............................... 250 217
4.00%, 3/1/46, Continuously Callable @100 ............................... 750 611
Montgomery County Higher Education and Health Authority Revenue
5.00%, 9/1/34, Continuously Callable @100 ............................... 1,750 1,849
5.00%, 9/1/35, Continuously Callable @100 ............................... 1,850 1,946
4.00%, 9/1/36, Continuously Callable @100 ............................... 1,100 1,110
4.00%, 9/1/37, Continuously Callable @100 ............................... 1,000 1,002
5.00%, 9/1/37, Continuously Callable @100 ............................... 1,750 1,821

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
25
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
4.00%, 9/1/38, Continuously Callable @100 ............................... $ 900 $ 894
4.00%, 9/1/39, Continuously Callable @100 ............................... 1,000 985
Montgomery County IDA Revenue, Series A, 4.10%, 4/1/53, (Put Date 4/3/28)(a) ......... 5,000 5,094
Montour School District, GO (INS - Assured Guaranty Municipal Corp.)
Series B, 5.00%, 4/1/33, Continuously Callable @100 ......................... 1,000 1,033
Series B, 5.00%, 4/1/34, Continuously Callable @100 ......................... 1,500 1,549
Series B, 5.00%, 4/1/35, Continuously Callable @100 ......................... 1,500 1,549
Northampton County General Purpose Authority Revenue, 4.85% (TSFR1M+104bps), 8/15/48,
(Put Date 8/15/24)(a)(b) .............................................. 4,645 4,560
Northeastern Pennsylvania Hospital and Education Authority Revenue, Series A, 5.00%,
3/1/37, Continuously Callable @100 ..................................... 1,525 1,494
Pennsylvania Economic Development Financing Authority Revenue
4.00%, 7/1/33, Continuously Callable @103 ............................... 1,750 1,711
4.00%, 7/1/41, Continuously Callable @103 ............................... 1,050 911
Series A-2, 4.00%, 5/15/43, Continuously Callable @100 ...................... 1,125 1,108
Series B-2, 5.00%, 7/1/42, Continuously Callable @103 ....................... 3,000 2,990
Pennsylvania Higher Educational Facilities Authority Revenue, Series A, 5.25%, 7/15/25,
Continuously Callable @100 ........................................... 1,730 1,731
Pennsylvania Turnpike Commission Revenue
5.00%, 6/1/36, Continuously Callable @100 ............................... 8,255 8,539
5.00%, 12/1/41, Continuously Callable @100 ............................... 2,000 2,224
5.00%, 12/1/43, Continuously Callable @100 ............................... 1,675 1,848
Series B, 4.00%, 6/1/34, Continuously Callable @100 ......................... 20,000 20,385
Series B, 5.00%, 12/1/34, Continuously Callable @100 ........................ 2,000 2,077
Series B, 5.00%, 12/1/35, Continuously Callable @100 ........................ 2,000 2,077
Philadelphia IDA Revenue
5.00%, 5/1/35, Continuously Callable @100 ............................... 750 810
5.00%, 5/1/38, Continuously Callable @100 ............................... 2,500 2,647
5.00%, 6/15/40, Continuously Callable @100(c) ............................. 900 865
5.50%, 6/15/43, Continuously Callable @100(c) ............................. 1,750 1,748
Pittsburgh Water & Sewer Authority Revenue (INS - Assured Guaranty Municipal Corp.),
Series B, 4.00%, 9/1/35, Continuously Callable @100 ......................... 300 309
Reading School District, GO (INS - Assured Guaranty Municipal Corp.)
5.00%, 3/1/36, Continuously Callable @100 ............................... 2,000 2,120
5.00%, 3/1/37, Continuously Callable @100 ............................... 1,500 1,575
Scranton School District, GO (INS - Build America Mutual Assurance Co.)
Series E, 5.00%, 12/1/32, Continuously Callable @100 ........................ 1,000 1,082
Series E, 5.00%, 12/1/33, Continuously Callable @100 ........................ 1,600 1,731
Series E, 5.00%, 12/1/35, Continuously Callable @100 ........................ 750 809
State Public School Building Authority Revenue, 5.00%, 6/1/29, Continuously Callable @100 10,000 10,536
State Public School Building Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 6/1/31, Continuously Callable @100 ......................... 6,100 6,408
Series A, 4.00%, 12/1/31, Continuously Callable @100 ........................ 13,085 13,384
The Berks County Municipal Authority Revenue, Series B, 5.00%, 2/1/40, (Put Date 2/1/30)(a) 3,300 1,745
The School District of Philadelphia, GO
Series A, 5.00%, 9/1/35, Continuously Callable @100 ......................... 1,000 1,076
Series A, 5.00%, 9/1/36, Continuously Callable @100 ......................... 1,000 1,070
Series A, 5.00%, 9/1/37, Continuously Callable @100 ......................... 1,000 1,064
Series A, 4.00%, 9/1/38, Continuously Callable @100 ......................... 1,700 1,715
Series A, 4.00%, 9/1/39, Continuously Callable @100 ......................... 1,600 1,610
Series F, 5.00%, 9/1/31, Continuously Callable @100 ......................... 9,895 10,326
Series F, 5.00%, 9/1/32, Continuously Callable @100 ......................... 5,000 5,218
Series F, 5.00%, 9/1/33, Continuously Callable @100 ......................... 4,000 4,175
Series F, 5.00%, 9/1/34, Continuously Callable @100 ......................... 5,100 5,339
The School District of the City of Erie, GO (INS - Assured Guaranty Municipal Corp.), Series
A, 4.00%, 4/1/33, Continuously Callable @100 ............................. 1,150 1,184
Westmoreland County IDA Revenue, Series A, 4.00%, 7/1/37, Continuously Callable @100 . 1,400 1,327
Wilkes-Barre Finance Authority Revenue, 4.00%, 3/1/42, Continuously Callable @100 ..... 2,600 2,116
241,751
Rhode Island (0.5%):
Rhode Island Health and Educational Building Corp. Revenue
5.00%, 5/15/40, Continuously Callable @100 ............................... 575 623
5.00%, 5/15/41, Continuously Callable @100 ............................... 625 675

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
26
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
5.00%, 5/15/42, Continuously Callable @100 ............................... $ 750 $ 806
5.00%, 5/15/43, Continuously Callable @100 ............................... 675 722
5.00%, 5/15/44, Continuously Callable @100 ............................... 750 800
Rhode Island Turnpike & Bridge Authority Revenue
Series A, 5.00%, 10/1/33, Continuously Callable @100 ........................ 1,350 1,410
Series A, 5.00%, 10/1/35, Continuously Callable @100 ........................ 4,345 4,539
Tobacco Settlement Financing Corp. Revenue
Series A, 5.00%, 6/1/28, Continuously Callable @100 ......................... 2,000 2,016
Series A, 5.00%, 6/1/29, Continuously Callable @100 ......................... 2,000 2,017
Series A, 5.00%, 6/1/30, Continuously Callable @100 ......................... 2,500 2,522
16,130
South Carolina (0.7%):
Lexington County Health Services District, Inc. Revenue
4.00%, 11/1/31, Continuously Callable @100 ............................... 1,000 1,026
4.00%, 11/1/32, Continuously Callable @100 ............................... 1,000 1,026
Patriots Energy Group Financing Agency Revenue, Series A1, 5.25%, 10/1/54, (Put Date
8/1/31)(a) ........................................................ 3,000 3,220
South Carolina Public Service Authority Revenue
Series A, 5.00%, 12/1/34, Continuously Callable @100 ........................ 9,835 10,220
Series A, 5.00%, 12/1/35, Continuously Callable @100 ........................ 7,000 7,287
22,779
Tennessee (1.4%):
Greeneville Health & Educational Facilities Board Revenue
5.00%, 7/1/35, Continuously Callable @100 ............................... 2,710 2,887
5.00%, 7/1/36, Continuously Callable @100 ............................... 3,000 3,179
5.00%, 7/1/37, Continuously Callable @100 ............................... 3,500 3,689
Knox County Health Educational & Housing Facility Borad Revenue
Series A-1, 5.00%, 7/1/39, Continuously Callable @100 ....................... 450 488
Series A-1, 5.00%, 7/1/40, Continuously Callable @100 ....................... 420 454
Series A-1, 5.00%, 7/1/41, Continuously Callable @100 ....................... 825 892
Series A-1, 5.00%, 7/1/42, Continuously Callable @100 ....................... 1,100 1,188
Series A-1, 5.00%, 7/1/43, Continuously Callable @100 ....................... 550 591
Series A-1, 5.00%, 7/1/44, Continuously Callable @100 ....................... 625 671
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board Revenue, 5.00%, 7/1/40, Continuously Callable @100 ................... 5,500 5,563
New Memphis Arena Public Building Authority Revenue
4/1/32, Continuously Callable @98(d) .................................... 875 641
4/1/33, Continuously Callable @96(d) .................................... 625 441
4/1/34, Continuously Callable @94(d) .................................... 875 592
4/1/35, Continuously Callable @92(d) .................................... 875 565
Tennergy Corp. Revenue, Series A, 5.50%, 10/1/53, (Put Date 12/1/30)(a) .............. 12,500 13,374
Tennessee Energy Acquisition Corp. Revenue, Series A-1, 5.00%, 5/1/53, (Put Date 5/1/28)(a) 10,000 10,396
45,611
Texas (9.5%):
Arlington Higher Education Finance Corp. Revenue, 4.88%, 6/15/56, (Put Date 6/15/26)(a)(c) 2,000 1,990
Austin Convention Enterprises, Inc. Revenue, Series A, 5.00%, 1/1/34, Continuously Callable
@100 ........................................................... 1,105 1,119
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue
5.00%, 12/1/25 .................................................... 2,740 2,743
5.00%, 12/1/27, Continuously Callable @100 ............................... 2,990 2,984
5.00%, 12/1/28, Continuously Callable @100 ............................... 1,640 1,629
5.00%, 12/1/29, Continuously Callable @100 ............................... 1,600 1,582
5.00%, 12/1/30, Continuously Callable @100 ............................... 1,700 1,671
5.25%, 12/1/35, Continuously Callable @100 ............................... 5,150 5,052
Central Texas Regional Mobility Authority Revenue, 1/1/26(d) ...................... 2,535 2,390
Central Texas Turnpike System Revenue
Series C, 5.00%, 8/15/33, Continuously Callable @100 ........................ 10,000 10,049
Series C, 5.00%, 8/15/34, Continuously Callable @100 ........................ 8,500 8,541
City of Arlington Special Tax Revenue (INS - Build America Mutual Assurance Co.)
Series C, 5.00%, 2/15/34, Continuously Callable @100 ........................ 1,500 1,620
Series C, 5.00%, 2/15/35, Continuously Callable @100 ........................ 1,500 1,617
Series C, 5.00%, 2/15/36, Continuously Callable @100 ........................ 3,100 3,323
Series C, 5.00%, 2/15/37, Continuously Callable @100 ........................ 3,305 3,522

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
27
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Series C, 5.00%, 2/15/38, Continuously Callable @100 ........................ $ 4,380 $ 4,646
City of Corpus Christi Utility System Revenue
4.00%, 7/15/32, Continuously Callable @100 ............................... 1,800 1,843
4.00%, 7/15/33, Continuously Callable @100 ............................... 1,100 1,125
4.00%, 7/15/34, Continuously Callable @100 ............................... 1,050 1,072
4.00%, 7/15/35, Continuously Callable @100 ............................... 1,000 1,019
City of Houston Hotel Occupancy Tax & Special Revenue
5.00%, 9/1/29, Continuously Callable @100 ............................... 2,300 2,319
5.00%, 9/1/30, Continuously Callable @100 ............................... 1,000 1,008
5.00%, 9/1/32, Continuously Callable @100 ............................... 5,615 5,662
5.00%, 9/1/33, Continuously Callable @100 ............................... 5,345 5,389
5.00%, 9/1/34, Continuously Callable @100 ............................... 2,150 2,168
5.00%, 9/1/35, Continuously Callable @100 ............................... 1,575 1,588
City of Laredo Waterworks & Sewer System Revenue
4.00%, 3/1/32, Continuously Callable @100 ............................... 740 752
4.00%, 3/1/33, Continuously Callable @100 ............................... 1,000 1,016
4.00%, 3/1/34, Continuously Callable @100 ............................... 1,000 1,016
4.00%, 3/1/36, Continuously Callable @100 ............................... 1,500 1,522
Clifton Higher Education Finance Corp. Revenue
Series A, 4.00%, 8/15/38, Continuously Callable @100 ........................ 1,085 1,043
Series A, 4.00%, 8/15/39, Continuously Callable @100 ........................ 1,130 1,075
Series A, 4.00%, 8/15/40, Continuously Callable @100 ........................ 1,180 1,112
Series A, 4.00%, 8/15/41, Continuously Callable @100 ........................ 1,225 1,144
Series A, 4.00%, 8/15/42, Continuously Callable @100 ........................ 1,035 953
Clifton Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund)
4.00%, 8/15/33, Continuously Callable @100 ............................... 2,130 2,218
4.00%, 8/15/34, Continuously Callable @100 ............................... 2,275 2,361
4.00%, 8/15/35, Continuously Callable @100 ............................... 2,375 2,453
4.00%, 8/15/36, Continuously Callable @100 ............................... 3,710 3,804
4.00%, 8/15/37, Continuously Callable @100 ............................... 3,860 3,929
4.00%, 8/15/38, Continuously Callable @100 ............................... 4,015 4,063
4.00%, 8/15/39, Continuously Callable @100 ............................... 4,305 4,338
Series A, 4.00%, 8/15/32, Continuously Callable @100 ........................ 1,300 1,326
Harris County Cultural Education Facilities Finance Corp. Revenue
Series A, 5.00%, 6/1/28, Continuously Callable @100 ......................... 1,400 1,358
Series C2, 3.87% (MUNIPSA+57bps), 12/1/49, (Put Date 12/4/24)(a)(b) ........... 3,330 3,323
Harris County Municipal Utility District No. 165, GO (INS - Build America Mutual Assurance
Co.)
5.00%, 3/1/30, Continuously Callable @100 ............................... 750 763
5.00%, 3/1/31, Continuously Callable @100 ............................... 2,030 2,066
5.00%, 3/1/32, Continuously Callable @100 ............................... 2,500 2,545
Karnes County Hospital District Revenue
5.00%, 2/1/29, Continuously Callable @100 ............................... 4,000 4,005
5.00%, 2/1/34, Continuously Callable @100 ............................... 4,000 4,004
Main Street Market Square Redevelopment Authority Tax Allocation (INS - Build America
Mutual Assurance Co.)
5.00%, 9/1/29, Continuously Callable @100 ............................... 1,215 1,236
5.00%, 9/1/30, Continuously Callable @100 ............................... 1,380 1,403
5.00%, 9/1/31, Continuously Callable @100 ............................... 2,000 2,034
5.00%, 9/1/32, Continuously Callable @100 ............................... 1,500 1,525
5.00%, 9/1/33, Continuously Callable @100 ............................... 2,680 2,725
Matagorda County Navigation District No. 1 Revenue, Series B-2, 4.00%, 6/1/30,
Continuously Callable @100 ........................................... 5,405 5,241
Mesquite Health Facilities Development Corp. Revenue
0.00%, 2/15/26(g) .................................................. 1,049 39
0.00%, 2/15/35, Continuously Callable @100(g) ............................ 364 14
New Hope Cultural Education Facilities Finance Corp. Revenue
5.00%, 11/1/31, Continuously Callable @102 ............................... 1,000 1,010
4.00%, 11/1/36, Continuously Callable @102 ............................... 1,475 1,372
Series A, 5.00%, 7/1/30, Continuously Callable @100(g) ...................... 7,500 6,762
Series A, 5.00%, 7/1/35, Continuously Callable @100(g) ...................... 9,000 8,115
Newark Higher Education Finance Corp. Revenue
4.00%, 4/1/32, Continuously Callable @100 ............................... 1,635 1,654

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
28
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
4.00%, 4/1/33, Continuously Callable @100 ............................... $ 2,000 $ 2,024
4.00%, 4/1/34, Continuously Callable @100 ............................... 4,470 4,523
4.00%, 4/1/35, Continuously Callable @100 ............................... 1,650 1,668
4.00%, 4/1/36, Continuously Callable @100 ............................... 2,150 2,167
North East Texas Regional Mobility Authority Revenue
5.00%, 1/1/36, Continuously Callable @100 ............................... 7,000 7,147
Series B, 5.00%, 1/1/36, Continuously Callable @100 ......................... 5,485 5,635
North Texas Tollway Authority Revenue
Series A, 5.00%, 1/1/34, Continuously Callable @100 ......................... 1,515 1,566
Series A, 4.00%, 1/1/43, Continuously Callable @100 ......................... 14,120 14,129
Series A, 4.00%, 1/1/44, Continuously Callable @100 ......................... 1,085 1,083
Series B, 5.00%, 1/1/34, Continuously Callable @100 ......................... 7,500 7,627
North Texas Tollway Authority Revenue (INS - Assured Guaranty Corp.), 1/1/29(d) ....... 20,000 17,049
North Texas Tollway Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series B, 4.00%, 1/1/35, Continuously Callable @100 ......................... 2,000 2,043
Series B, 4.00%, 1/1/36, Continuously Callable @100 ......................... 1,695 1,726
Permanent University Fund - University of Texas System Revenue
Series B, 5.00%, 7/1/32, Callable 7/1/25 @ 100, Continuously Callable @100 ....... 2,230 2,284
Series B, 5.00%, 7/1/33, Continuously Callable @100 ......................... 3,250 3,351
Series B, 5.00%, 7/1/34, Continuously Callable @100 ......................... 2,500 2,561
Port of Port Arthur Navigation District Revenue
Series A, 3.85%, 4/1/40, Continuously Callable @100(f) ....................... 4,700 4,700
Series C, 3.85%, 4/1/40, Continuously Callable @100(f) ....................... 6,700 6,700
San Antonio Education Facilities Corp. Revenue
4.00%, 4/1/39, Continuously Callable @100 ............................... 700 649
4.00%, 4/1/40, Continuously Callable @100 ............................... 1,000 924
4.00%, 4/1/41, Continuously Callable @100 ............................... 895 824
San Antonio Housing Trust Finance Corp. Revenue (NBGA - Federal Home Loan Mortgage
Corp.), 3.50%, 4/1/43, (Put Date 10/1/28), Pre-refunded 10/1/24 @ 100(a) .......... 14,935 14,958
Tarrant County Cultural Education Facilities Finance Corp. Revenue
5.00%, 11/15/30, Continuously Callable @100 .............................. 2,145 2,199
5.00%, 11/15/31, Continuously Callable @100 .............................. 2,250 2,307
5.00%, 11/15/32, Continuously Callable @100 .............................. 2,365 2,425
5.00%, 11/15/37, Continuously Callable @100 .............................. 2,175 2,193
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, 5.00%, 12/15/30 .......... 9,835 10,377
Texas Private Activity Bond Surface Transportation Corp. Revenue
4.00%, 6/30/38, Continuously Callable @100 ............................... 3,300 3,302
4.00%, 12/31/38, Continuously Callable @100 .............................. 3,850 3,853
4.00%, 6/30/39, Continuously Callable @100 ............................... 2,150 2,132
Trophy Club Public Improvement District No. 1 Special Assessment (INS - Assured Guaranty
Municipal Corp.), 5.00%, 6/1/33, Continuously Callable @100 .................. 6,960 7,070
304,186
Utah (0.1%):
Military Installation Development Authority Revenue
Series A-1, 4.00%, 6/1/36, Continuously Callable @103 ....................... 1,045 924
Series A-1, 4.00%, 6/1/41, Continuously Callable @103 ....................... 1,000 835
1,759
Vermont (0.4%):
Vermont Economic Development Authority Revenue
4.00%, 5/1/37, Continuously Callable @103 ............................... 4,190 3,702
Series B, 4.00%, 5/1/33, Continuously Callable @103 ......................... 3,950 3,615
Vermont Educational & Health Buildings Financing Agency Revenue
5.75%, 10/1/43, Continuously Callable @100(c) ............................. 3,000 3,156
Series A, 5.00%, 12/1/36, Continuously Callable @100 ........................ 2,500 2,582
13,055
Virgin Islands (0.2%):
Virgin Islands Public Finance Authority Revenue, 5.00%, 9/1/30, Continuously Callable
@100(c) ......................................................... 6,500 6,554
Virginia (0.7%):
Chesapeake Hospital Authority Revenue
4.00%, 7/1/36, Continuously Callable @100 ............................... 1,175 1,191
4.00%, 7/1/37, Continuously Callable @100 ............................... 1,205 1,212

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
29
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Stafford County Economic Development Authority Revenue
5.00%, 6/15/33, Continuously Callable @100 ............................... $ 750 $ 776
5.00%, 6/15/34, Continuously Callable @100 ............................... 2,620 2,713
5.00%, 6/15/35, Continuously Callable @100 ............................... 1,930 1,998
Virginia College Building Authority Revenue, 4.00%, 2/1/36, Continuously Callable @100 .. 3,000 3,080
Virginia Small Business Financing Authority Revenue
Series A, 4.00%, 1/1/37, Continuously Callable @103 ......................... 500 482
Series A, 4.00%, 1/1/38, Continuously Callable @103 ......................... 6,000 5,684
Series A, 4.00%, 1/1/39, Continuously Callable @103 ......................... 7,000 6,557
23,693
Washington (0.9%):
King County Public Hospital District No. 2, GO, 5.25%, 12/1/45, Continuously Callable @100 2,500 2,734
Skagit County Public Hospital District No. 1 Revenue
5.50%, 12/1/38, Continuously Callable @100 ............................... 300 324
5.50%, 12/1/39, Continuously Callable @100 ............................... 500 538
5.50%, 12/1/40, Continuously Callable @100 ............................... 500 536
5.50%, 12/1/41, Continuously Callable @100 ............................... 325 348
5.50%, 12/1/42, Continuously Callable @100 ............................... 300 321
5.50%, 12/1/43, Continuously Callable @100 ............................... 500 533
5.50%, 12/1/44, Continuously Callable @100 ............................... 450 480
Washington Health Care Facilities Authority Revenue
5.00%, 7/1/35, Continuously Callable @100 ............................... 2,355 2,419
5.00%, 8/15/35, Continuously Callable @100 ............................... 1,775 1,823
5.00%, 7/1/36, Continuously Callable @100 ............................... 2,250 2,302
5.00%, 8/15/36, Continuously Callable @100 ............................... 2,500 2,556
4.00%, 7/1/37, Continuously Callable @100 ............................... 3,125 2,933
5.00%, 8/15/37, Continuously Callable @100 ............................... 2,400 2,443
Washington State Housing Finance Commission Revenue
5.88%, 7/1/43, Continuously Callable @103(c) ............................. 1,000 1,074
Series A, 5.00%, 7/1/38, Continuously Callable @103 ......................... 1,590 1,646
Series A, 5.00%, 7/1/43, Continuously Callable @103 ......................... 3,225 3,265
Series A-1, 3.50%, 12/20/35 ........................................... 2,590 2,402
Series B1, 4.75%, 7/1/27, Continuously Callable @100 ........................ 860 860
29,537
West Virginia (0.8%):
West Virginia Hospital Finance Authority Revenue
5.00%, 1/1/35, Continuously Callable @100 ............................... 2,920 2,968
5.00%, 1/1/36, Continuously Callable @100 ............................... 2,065 2,092
5.00%, 9/1/38, Continuously Callable @100 ............................... 2,000 2,081
5.00%, 9/1/39, Continuously Callable @100 ............................... 1,000 1,038
Series A, 5.00%, 6/1/33, Continuously Callable @100 ......................... 1,850 1,973
Series A, 5.00%, 6/1/34, Continuously Callable @100 ......................... 2,970 3,162
Series A, 5.00%, 6/1/35, Continuously Callable @100 ......................... 2,405 2,550
Series A, 4.13%, 6/1/42, Continuously Callable @100 ......................... 5,000 5,049
Series B, 5.75%, 9/1/43, Continuously Callable @100 ......................... 4,000 4,537
25,450
Wisconsin (1.7%):
Public Finance Authority Revenue
3.00%, 4/1/25(c) ................................................... 5 5
3.00%, 4/1/25(c) ................................................... 225 223
4.00%, 3/1/29(c) ................................................... 890 829
4.00%, 6/15/29, Continuously Callable @100(c) ............................. 230 223
4.00%, 9/1/29, Continuously Callable @103(c) ............................. 1,250 1,199
4.00%, 3/1/30(c) ................................................... 950 871
4.00%, 3/1/34, Continuously Callable @100(c) ............................. 3,520 3,039
5.00%, 4/1/35, Continuously Callable @100 ............................... 785 837
5.25%, 5/15/37, Continuously Callable @102(c) ............................. 1,000 925
5.00%, 6/15/39, Continuously Callable @100(c) ............................. 410 401
5.00%, 9/1/39, Continuously Callable @103(c) ............................. 2,230 2,133
5.00%, 1/1/40, Continuously Callable @100 ............................... 3,500 3,471
5.00%, 4/1/40, Pre-refunded  4/1/30 @ 100(c) .............................. 95 108
5.00%, 4/1/40, Continuously Callable @100(c) ............................. 1,080 1,094
4.00%, 1/1/42, Continuously Callable @103 ............................... 1,150 1,040

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
30
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
4.00%, 4/1/42, Continuously Callable @100(c) ............................. $ 900 $ 785
5.00%, 4/1/43, Continuously Callable @100 ............................... 4,185 4,274
6.63%, 7/1/43, Continuously Callable @100(c) ............................. 485 500
5.00%, 1/1/45, Continuously Callable @100 ............................... 3,275 3,142
Series A, 5.25%, 10/1/38, Continuously Callable @100 ........................ 3,250 3,267
Series A, 4.00%, 7/1/41, Continuously Callable @100 ......................... 770 663
Series A, 5.00%, 11/15/41, Continuously Callable @103 ....................... 4,680 4,851
Series A, 6.38%, 7/1/43, Continuously Callable @103(c) ....................... 300 307
Series A, 5.50%, 7/1/43, Continuously Callable @100(c) ....................... 2,000 2,107
Series A-1, 4.00%, 7/1/41, Continuously Callable @100(c) ..................... 675 598
Series D, 4.05%, 11/1/30, Continuously Callable @100 ........................ 1,500 1,514
Wisconsin Health & Educational Facilities Authority Revenue
4.00%, 1/1/27 ..................................................... 360 337
4.00%, 1/1/28, Continuously Callable @103 ............................... 370 338
4.00%, 1/1/29, Continuously Callable @103 ............................... 390 347
4.00%, 1/1/30, Continuously Callable @103 ............................... 405 351
5.00%, 8/15/34, Continuously Callable @100 ............................... 1,000 1,008
4.00%, 1/1/37, Continuously Callable @103 ............................... 1,460 1,101
4.00%, 3/15/40, Continuously Callable @100 ............................... 750 700
4.00%, 12/1/41, Continuously Callable @100 ............................... 850 666
Series A, 4.00%, 11/15/36, Continuously Callable @100 ....................... 9,830 9,929
Series B, 4.00%, 9/15/36, Continuously Callable @103 ........................ 530 478
Series B, 4.00%, 9/15/41, Continuously Callable @103 ........................ 510 427
Wisconsin Health & Educational Facilities Authority Revenue (INS - Assured Guaranty Corp.)
4.00%, 2/15/35, Continuously Callable @100 ............................... 500 514
4.00%, 2/15/37, Continuously Callable @100 ............................... 1,000 1,013
55,615
Total Municipal Bonds (Cost $3,244,583)
a
a
a
3,173,481
Total Investments (Cost $3,244,583) — 99.1% 3,173,481
Other assets in excess of liabilities — 0.9% 27,394
NET ASSETS - 100.00% $ 3,200,875
(a) Put Bond.
(b) Variable or Floating-Rate Security. Rate disclosed is as of February 29, 2024.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of February 29, 2024, the fair value of these securities was
$148,849 (thousands) and amounted to 4.7% of net assets.
(d) Zero-coupon bond.
(e) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(f) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(g) Currently the issuer is in default with respect to interest and/or principal payments.
AMBAC
—
American Municipal Bond Assurance Corporation
bps
—
Basis points
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
IDA
—
Industrial Development Authority
MUNIPSA
—
SIFMA Municipal Swap Index Yield
SOFR
—
Secured Overnight Financing Rate
TSFR1M
—
1 month Term SOFR, rate disclosed as of February 29, 2024.
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Statement of Assets and Liabilities
February 29, 2024
31
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
Victory Tax Exempt
Intermediate-Term
Fund
Assets:
Investments, at value (Cost $3,244,583) $ 3,173,481
Cash 82
Receivables:
Interest 35,953
Capital shares issued 589
From Adviser 80
Prepaid expenses 30
Total Assets 3,210,215
Liabilities:
Payables:
Distributions 875
Investments purchased 3,139
Capital shares redeemed 3,940
Accrued expenses and other payables:
Investment advisory fees 734
Administration fees 369
Custodian fees — (a)
Transfer agent fees 195
Compliance fees 3
Trustees' fees — (a)
12b-1 fees 2
Other accrued expenses 83
Total Liabilities 9,340
Commitments and contingencies (Note 4 )
Net Assets:
Capital 3,438,924
Total accumulated earnings/(loss) (238,049)
Net Assets $ 3,200,875
Net Assets
Fund Shares $ 2,557,919
Institutional Shares 619,555
Class A 23,401
Total $ 3,200,875
Shares (unlimited number of shares authorized with no par value):
Fund Shares 203,598
Institutional Shares 49,328
Class A 1,863
Total 254,789
Net asset value, offering and redemption price per share:(b)
Fund Shares $ 12 .56
Institutional Shares 12 .56
Class A 12 .56
Maximum Sales Charge — Class A 2 .25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 12 .85
(a) Rounds to less than $1 thousand.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
February 29, 2024
32
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory Tax Exempt
Intermediate-Term
Fund
Investment Income:
Interest $ 134,948
Total Income 134,948
Expenses:
Investment advisory fees 10,554
Administration fees — Fund Shares 4,269
Administration fees — Institutional Shares 708
Administration fees — Class A 36
Sub-Administration fees 30
12b-1 fees — Class A 60
Custodian fees 150
Transfer agent fees — Fund Shares 1,031
Transfer agent fees — Institutional Shares 741
Transfer agent fees — Class A 25
Trustees' fees 49
Compliance fees 34
Legal and audit fees 63
State registration and filing fees 135
Interfund lending fees 8
Other expenses 280
Total Expenses 18,173
Less fees paid indirectly (143)
Expenses waived/reimbursed by Adviser (576)
Net Expenses 17,454
Net Investment Income (Loss) 117,494
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 4,201
Net change in unrealized appreciation/depreciation on investment securities 48,483
Net realized/unrealized gains (losses) on investments 52,684
Change in net assets resulting from operations $ 170,178

33
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Tax Exempt Intermediate-Term Fund
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 117,494 $ 115,698 $ 123,637
Net realized gains (losses) 4,201 (61,013) (15,775)
Net change in unrealized appreciation/depreciation 48,483 (166,932) (298,709)
Change in net assets resulting from operations 170,178 (112,247) (190,847)
Distributions to Shareholders:
Fund Shares (94,154) (90,657) (96,083)
Institutional Shares (23,663) (23,746) (26,918)
Class A (732) (663) (612)
Class Z — — (1) (b)
Change in net assets resulting from distributions to shareholders (118,549) (115,066) (123,614)
Change in net assets resulting from capital transactions (631,871) (711,203) (46,240)
Change in net assets (580,242) (938,516) (360,701)
Net Assets:
Beginning of period 3,781,117 4,719,633 5,080,334
End of period $ 3,200,875 $ 3,781,117 $ 4,719,633
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28.
(b) Class Z activity is for the period April 1, 2021 to March 18, 2022 (date of termination).

34
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Tax Exempt Intermediate-Term Fund
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 243,920 $ 402,180 $ 446,931
Distributions reinvested 84,021 80,534 84,850
Cost of shares redeemed (790,437) (997,180) (677,978)
Total Fund Shares $ (462,496) $ (514,466) $ (146,197)
Institutional Shares
Proceeds from shares issued $ 163,716 $ 453,593 $ 329,541
Distributions reinvested 22,332 22,358 25,822
Cost of shares redeemed (353,925) (670,041) (262,003)
Total Institutional Shares $ (167,877) $ (194,090) $ 93,360
Class A
Proceeds from shares issued $ 5,810 $ 4,548 $ 11,889
Distributions reinvested 649 597 547
Cost of shares redeemed (7,957) (7,792) (5,821)
Total Class A $ (1,498) $ (2,647) $ 6,615
Class Z
Distributions reinvested — — 1 (b)
Cost of shares redeemed — — (19) (b)
Total Class Z $ — $ — $ (18)
Change in net assets resulting from capital transactions $ (631,871) $ (711,203) $ (46,240)
Share Transactions:
Fund Shares
Issued 19,605 32,132 32,329
Reinvested 6,787 6,479 6,168
Redeemed (63,751) (79,889) (49,376)
Total Fund Shares (37,359) (41,278) (10,879)
Institutional Shares
Issued 13,215 36,464 23,925
Reinvested 1,805 1,798 1,878
Redeemed (28,753) (53,723) (19,254)
Total Institutional Shares (13,733) (15,461) 6,549
Class A
Issued 469 365 857
Reinvested 52 48 40
Redeemed (643) (626) (427)
Total Class A (122) (213) 470
Class Z
Reinvested — — — (b) (c)
Redeemed — — (1) (b)
Total Class Z — — (1)
Change in Shares (51,214) (56,952) (3,861)
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28.
(b) Class Z activity is for the period April 1, 2021 to March 18, 2022 (date of termination).
(c) Rounds to less than 1 thousand shares.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
35
See notes to financial statements.
Victory Tax Exempt Intermediate-Term Fund
Fund Shares
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Year
Ended
March 31,
2020
Year
Ended
March 31,
2019
Net Asset Value, Beginning of Period $12.36 $13.00 $13.85 $13.33 $13.37 $13.12
Investment Activities:
Net investment income (loss) 0.41(b) 0.35(b) 0.33(b) 0.37(b) 0.38(b) 0.41
Net realized and unrealized gains (losses) 0.20 (0.64) (0.85) 0.52 (0.03) 0.24
Total from Investment Activities 0.61 (0.29) (0.52) 0.89 0.35 0.65
Distributions to Shareholders from:
Net investment income (0.41) (0.35) (0.33) (0.37) (0.39) (0.40)
Total Distributions (0.41) (0.35) (0.33) (0.37) (0.39) (0.40)
Net Asset Value, End of Period $12.56 $12.36 $13.00 $13.85 $13.33 $13.37
Total Return(c)(d) 5.04% (2.19)% (3.86)% 6.72% 2.56% 5.06%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.49%(i) 0.49% 0.53% 0.50% 0.49% 0.52%
Net Investment Income (Loss)(e) 3.29% 3.10% 2.39% 2.69% 2.82% 3.07%
Gross Expenses(e)(h) 0.50%(i) 0.49% 0.53% 0.50% 0.49% 0.52%
Supplemental Data:
Net Assets at end of period (000's) $2,557,919 $2,977,555 $3,670,223 $4,059,780 $4,788,060 $4,754,320
Portfolio Turnover(c)(j) 8% 11% 13% 23% 26% 8%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
36
See notes to financial statements.
Victory Tax Exempt Intermediate-Term Fund
Institutional Shares
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
June 29,
2020(b)
through
March 31,
2021
Net Asset Value, Beginning of Period $12.35 $13.00 $13.85 $13.57
Investment Activities:
Net investment income (loss)(c) 0.41 0.36 0.34 0.27
Net realized and unrealized gains (losses) 0.21 (0.65) (0.85) 0.29
Total from Investment Activities 0.62 (0.29) (0.51) 0.56
Distributions to Shareholders from:
Net investment income (0.41) (0.36) (0.34) (0.28)
Total Distributions (0.41) (0.36) (0.34) (0.28)
Net Asset Value, End of Period $12.56 $12.35 $13.00 $13.85
Total Return(d)(e) 5.16% (2.24)% (3.78)% 4.15%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h)(i) 0.46%(j) 0.46% 0.44% 0.44%
Net Investment Income (Loss)(f) 3.32% 3.13% 2.47% 2.61%
Gross Expenses(f)(i) 0.53%(j) 0.52% 0.54% 0.51%
Supplemental Data:
Net Assets at end of period (000's) $619,555 $779,029 $1,020,822 $996,601
Portfolio Turnover(d)(k) 8% 11% 13% 23%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning June 29, 2020, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.
(h) The amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(i) Does not include acquired fund fees and expenses, if any.
(j) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(k) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

37
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Tax Exempt Intermediate-Term Fund
Class A
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Year
Ended
March 31,
2020
Year
Ended
March 31,
2019
Net Asset Value, Beginning of Period $12.36 $13.00 $13.85 $13.33 $13.36 $13.12
Investment Activities:
Net investment income (loss) 0.38(b) 0.33(b) 0.30(b) 0.33(b) 0.35(b) 0.38
Net realized and unrealized gains (losses) 0.20 (0.65) (0.86) 0.52 (0.03) 0.23
Total from Investment Activities 0.58 (0.32) (0.56) 0.85 0.32 0.61
Distributions to Shareholders from:
Net investment income (0.38) (0.32) (0.29) (0.33) (0.35) (0.37)
Total Distributions (0.38) (0.32) (0.29) (0.33) (0.35) (0.37)
Net Asset Value, End of Period $12.56 $12.36 $13.00 $13.85 $13.33 $13.36
Total Return (excludes sales charge)(c)(d) 4.79% (2.41)% (4.10)% 6.46% 2.37% 4.75%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.74%(i) 0.74% 0.78% 0.75% 0.75% 0.75%
Net Investment Income (Loss)(e) 3.05% 2.85% 2.14% 2.43% 2.57% 2.85%
Gross Expenses(e)(h) 0.89%(i) 0.87% 0.87% 0.86% 0.87% 0.84%
Supplemental Data:
Net Assets at end of period (000's) $23,401 $24,533 $28,588 $23,934 $25,265 $22,888
Portfolio Turnover(c)(j) 8% 11% 13% 23% 26% 8%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
February 29, 2024
Victory Portfolios III
38
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following Fund (the "Fund"):
The Fund is classified as diversified under the 1940 Act. Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the
“Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the "Board"),  has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s net asset value to be more reliable than it otherwise would be.
A summary of the valuations as of February 29, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Tax Exempt Intermediate-Term Fund Tax Exempt Intermediate-Term Fund Fund Shares, Institutional Shares,
and Class A

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
39
As of February 29, 2024, there were no significant transfers into/out of Level 3.
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.
Below-Investment-Grade Securities:
The Fund may invest in below-investment-grade securities (i.e., lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Interest income is recorded daily on the accrual basis. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statement of Operations.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28 or February 29 for leap years.
For the year ended February 29, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended February 29, 2024, were as follows (amounts in thousands):
Level 1 Level 2 Level 3 Total
Tax Exempt Intermediate-Term Fund
Municipal Bonds .............................................. $ — $ 3,173,481 $ — $ 3,173,481
Total ....................................................... $ — $ 3,173,481 $ — $ 3,173,481

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
40
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”).
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund’s average daily net assets. Amounts incurred and paid to
VCM for the year ended February 29, 2024, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Intermediate Municipal Debt Funds Index. The Lipper Intermediate Municipal Debt Funds Index tracks the total return performance of the largest funds within the Lipper Intermediate Municipal Debt Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
(
a
)
Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Intermediate Municipal Debt Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the year ended February 29, 2024, performance adjustments were:
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the year ended February
29, 2024, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, and 0.15%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, and Class A, respectively. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as Sub-Administration
fees.
Excluding U.S. Government
Securities
Purchases Sales
Tax Exempt Intermediate-Term Fund ............................................................ $ 263,264 $ 887,055
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 20 to 50  +/- 4
+/- 51 to 100  +/- 5
+/- 101 and greater  +/- 6
Tax Exempt Intermediate-Term Fund Fund Shares
Institutional
Shares Class A
in thousands $ 385 $ 153 $ (3)
as annual % rate 0.01% 0.02% (0.01)%

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
41
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”).
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund’s average daily net assets. Amounts incurred and paid to
VCM for the year ended February 29, 2024, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Intermediate Municipal Debt Funds Index. The Lipper Intermediate Municipal Debt Funds Index tracks the total return performance of the largest funds within the Lipper Intermediate Municipal Debt Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
(
a
)
Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Intermediate Municipal Debt Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the year ended February 29, 2024, performance adjustments were:
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the year ended February
29, 2024, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, and 0.15%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, and Class A, respectively. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as Sub-Administration
fees.
Excluding U.S. Government
Securities
Purchases Sales
Tax Exempt Intermediate-Term Fund ............................................................ $ 263,264 $ 887,055
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 20 to 50  +/- 4
+/- 51 to 100  +/- 5
+/- 101 and greater  +/- 6
Tax Exempt Intermediate-Term Fund Fund Shares
Institutional
Shares Class A
in thousands $ 385 $ 153 $ (3)
as annual % rate 0.01% 0.02% (0.01)%
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares and Class A are paid monthly based on a fee accrued daily at an annualized rate of 0.10% and 0.10%, respectively, of average daily net assets, plus out-of-pocket expenses.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to the Distributor for the year ended February 29, 2024, are reflected on the Statement of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the year ended February 29, 2024, the
Distributor received $1 thousand from commissions earned in connection with sales of Class A.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the year ended
February 29, 2024, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2024. Under the terms of the agreement, the
Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the
Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits.
As of February 29, 2024, the expense limits (excluding voluntary waivers) were:
Under the terms of the expense limitation agreement, as amended June 22, 2023, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at February 29, 2024.
As of February 29, 2024, the following amounts are available to be repaid to the Adviser (amounts in thousands):
* Amount expired March 31, 2024.
** Amount expires by March 31, 2025.
In effect until June 30, 2024
Fund Shares Institutional Shares Class A
Tax Exempt Intermediate-Term Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.48% 0.44% 0.75%
Expires
2024*
Expires
2025**
Expires
2026
Expires
2027 Total
Tax Exempt Intermediate-Term Fund ........................... $ 68 $ 1,039 $ 620 $ 576 $ 2,303

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
42
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended February 29, 2024.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Debt Securities Risk  — The value of a debt security or other income-producing security changes in response to various factors including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer's ability to timely meet its debt obligations as they come due.
Credit Risk — The fixed-income securities in the Fund’s portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-
income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.
Interest Rate Risk  — The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for tax-exempt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates.
To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can increase the security’s sensitivity to interest rate changes.
Decisions by the U.S. Federal Reserve (also known as the “Fed”)  regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.
Call Risk — During a period of declining interest rates, many municipal bonds may be “called,” or redeemed, by the issuer before the stated
maturity. An issuer might call, or refinance, a higher-yielding bond for the same reason that a homeowner would refinance a home mortgage.
When bonds are called, the Fund is affected in several ways. Most likely, the Fund will reinvest the bond-call proceeds in bonds with lower interest rates. The Fund’s income may drop as a result. The Fund also may realize a taxable capital gain (or loss).
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended February 29, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 26, 2024, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the year ended February 29, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
43
fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Fund during the year ended February 29, 2024, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the year ended February 29, 2024.
7. Federal Income Tax Information:
Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of February 29, 2024, on the Statement of Assets and Liabilities, there were no permanent book-to-tax difference reclassification adjustments.
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
* Effective February 28, 2023, the Fund's fiscal year end changed from March 31 to February 28.
As of February 29, 2024, the components of accumulated earnings/(loss) on a tax basis were as follows (amounts in thousands):
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to defaulted bond ad-
justments.
As of February 29, 2024, the Fund had net capital loss carryforwards as shown in the table below (amounts in thousands). It is unlikely that the
Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
Borrower or
Lender
Amount
Outstanding at
February 29, 2024
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Tax Exempt Intermediate-Term Fund .................. Borrower $ — $ 11,776 5.69% $ 15,196
Year Ended February 29, 2024
Tax-Exempt
Income
Total
Distributions
Paid
Tax Exempt Intermediate-Term Fund .......................................................... $ 118,549 $ 118,549
11 Months Ended February 28, 2023*
Tax-Exempt
Income
Total
Distributions
Paid
Tax Exempt Intermediate-Term Fund .......................................................... $ 115,066 $ 115,066
Year Ended March 31, 2022
Tax-Exempt
Income
Total
Distributions
Paid
Tax Exempt Intermediate-Term Fund .......................................................... $ 123,614 $ 123,614
Undistributed
Tax-Exempt
Income
Distributions
Payable
Accumulated
Earnings
(Loss)
Accumulated
Capital and
Other Losses
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings
(Loss)
Tax Exempt Intermediate-Term Fund . $ 9,858 $ (8,575) $ 1,283 $ (167,823) $ (71,509) $ (238,049)

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
44
During the tax year ended February 29, 2024, the Fund utilized $(3,806) thousand of capital loss carryforwards.
As of February 29, 2024, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
8. New Regulatory Pronouncement:
In October 2022, the SEC adopted the Tailored Shareholder Reports Rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
Short-Term
Amount
Long-Term
Amount Total
Tax Exempt Intermediate-Term Fund ........................................ $ (76,999) $ (90,824) $ (167,823)
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Tax Exempt Intermediate-Term Fund ...................... $ 3,244,990 $ 27,972 $ (99,481) $ (71,509)

45
Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Victory Tax Exempt Intermediate-Term Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Victory Tax Exempt Intermediate-Term Fund (the “Fund”) (one of the
funds constituting Victory Portfolios III (the “Trust”)), including the schedule of portfolio investments, as of February 29, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended and the period from April 1, 2022 through February 28, 2023 and the year ended March 31, 2022, the financial highlights for the year then ended and the period from April 1,
2022 through February 28, 2023 and each of the four years in the period ended March 31, 2022, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Victory Portfolios III) at February 29, 2024, the results of its operations for the year then ended, the changes in its net assets for the year then ended and the period from April 1, 2022 through February 28, 2023 and the year ended March 31, 2022, and its financial highlights for the year then ended and the period from April 1, 2022 through February 28, 2023 and each of the four years in the period ended
March 31, 2022, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 29, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Victory Capital investment companies since 1995.
San Antonio, Texas
April 26, 2024

Supplemental Information
February 29, 2024
Victory Portfolios III
46
(Unaudited)
Trustee and Officer Information
Board of Trustees:
Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the
State of Delaware. There are currently seven Trustees, six of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (“Independent Trustees”) and one of whom is an “interested person” of the Trust within the meaning of that term under the
1940 Act (“Interested Trustee”). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.
The following tables list the Trustees, their date of birth, position with the Trust, commencement of service, principal occupations during the past five years, and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange
Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 45 portfolios in the Trust. Each Trustee’s address is c/o Fund
Administration, 15935 La Cantera Pkwy, San Antonio, TX 78256.
Name and Date of
Birth
Position Held with the
Trust
Date Commenced
Service
Principal Occupation During Past
5 Years
Other Directorships Held During Past
5 Years
Independent Trustees
Jefferson C. Boyce
(September 1957)
Independent
Chair
Trustee since
September 2013,
Independent Chair
since January 2021
Retired. Westhab, Inc., New York Theological
Seminary, American Filtration Corp.
Dawn M. Hawley
(February 1954)
Trustee April 2014 Retired. None.
Daniel S. McNamara
(June 1966)
Trustee January 2012 Trustee, President, and Vice
Chairman of USAA ETF Trust (6/17-
6/19); President of Financial Advice
& Solutions Group (FASG), USAA
(2/13-3/21); Director of USAA Asset
Management Company (AMCO),
(8/11-6/19); Chairman of Board of
AMCO (4/13-6/19); Director of
USAA Investment Services Company
(ISCO) (formerly USAA Investment
Management Company) (9/09-3/21);
Chairman of Board of ISCO (4/13-
12/20); President and Director of
USAA Shareholder Account Services
(SAS) (10/09-6/19); Chairman of
Board of SAS (4/13-6/19); Senior
Vice President of USAA Financial
Planning Services Insurance Agency,
Inc. (FPS) (4/11-3/21); Director and
Vice Chairman of FPS (12/13-3/21);
President and Director of USAA
Investment Corporation (ICORP)
(3/10-3/21); Chairman of Board of
ICORP (12/13-3/21); Director of
USAA Financial Advisors, Inc. (FAI)
(12/13-3/21); Chairman of Board of
FAI (3/15-3/21).
None.
Richard Y.
Newton, III
(January 1956)
Trustee March 2017 Director, Elta North America (1/18-
8/19), which is a global leader in the
design, manufacture, and support
of innovative electronic systems in
the ground, maritime, airborne, and
security domains for the nation’s
warfighters, security personnel, and
first responders; Managing Partner,
Pioneer Partnership Development
Group (12/15-present).
Terran Orbital Corp., American Made
Filtration Corp.

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
47
(Unaudited)
* Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.
The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.
Barbara B. Ostdiek,
Ph.D. (March 1964)
Trustee January 2008 Senior Associate Dean of Degree
programs at Jesse H. Jones Graduate
School of Business at Rice University
(7/13-present); Associate Professor
of Finance at Jesse H. Jones Graduate
School of Business at Rice University
(7/01-7/21); Professor of Finance
at Jesse H. Jones Graduate School
of Business at Rice University
(7/21-present).
None.
John C. Walters
(February 1962)
Trustee July 2019 Retired. Guardian Variable Products Trust
(16 series)
Interested Trustee
David C. Brown*
(May 1972)
Trustee July 2019 Chief Executive Officer and
Chairman (since 2013), the Adviser;
Chief Executive Officer and
Chairman (since 2013), Victory
Capital Holdings, Inc.; Director
(since 2013), Victory Capital
Services, Inc.; Director (since 2019),
Victory Capital Transfer Agency, Inc.
Trustee, Victory Portfolios; Board
Member, Victory Capital Services, Inc.

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
48
(Unaudited)
Officers:
The officers of the Trust are elected by the Board to actively supervise the Trust’s day-to-day operations. The officers of the Trust, their date of birth, the length of time served, and their principal occupations during the past five years are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the
Trust is 15935 La Cantera Parkway, San Antonio, Texas 78256. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.
Name and Date of Birth Position with the Trust
Date Commenced
Service Principal Occupation During Past 5 Years
James K. De Vries
(April 1969)
President March 2018 Head of Fund Administration, the Adviser (5/1/23-present); Vice
President, Victory Capital Transfer Agency, Inc. (4/20/23-present);
Executive Director, the Adviser (7/1/19-4/30/23); Executive
Director, Investment and Financial Administration, USAA (2012-
6/30/19); Treasurer, USAA Mutual Funds Trust (2018-4/30/23).
Mr. De Vries also serves as the Principal Executive Officer for the Funds, Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.
Scott A. Stahorsky
(July 1969)
Vice President July 2019 Director, Third-Party Dealer Services & Reg Administration, Fund
Administration, the Adviser (5/1/23-present); Vice President,
Victory Capital Transfer Agency, Inc. (4/20/23-present); Manager,
Fund Administration, the Adviser (2015-4/30/23). Mr. Stahorsky
also serves as Vice President of Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Thomas Dusenberry
(July 1977)
Secretary June 2022 Director, Fund Administration, the Adviser (5/1/23-present);
Manager, Fund Administration, the Adviser (2022-4/30/23);
Treasurer and Principal Financial Officer (2020-2022), Assistant
Treasurer (2019), Salient MF Trust, Salient Midstream, MLP
Fund, and Forward Funds; Principal Financial Officer (2018-
2021) and Treasurer (2020-2021), Salient Private Access Funds
and Endowment PMF Funds; Senior Vice President of Fund
Accounting and Operations, Salient Partners (2020-2022); Director
of Fund Operations, Salient Partners (2016-2019). Mr. Dusenberry
also serves as Secretary of Victory Portfolios, Victory Portfolios II
and Victory Variable Insurance Funds.
Allan Shaer
(March 1965)
Treasurer July 2019 Senior Vice President, Financial Administration, Citi Fund Services
Ohio, Inc. (since 2016). Mr. Shaer also serves as the Funds’
Principal Financial and Accounting Officer. Mr. Shaer also serves as Treasurer of Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.
Christopher A. Ponte
(March 1984)
Assistant Treasurer May 2023 Director, Fund and Broker Dealer Finance, the Adviser
(5/1/23-present); Manager, Fund Administration, the Adviser
(2017-4/30/23); Chief Financial Officer, Victory Capital Services,
Inc. (since 2018). Mr. Ponte also serves as Assistant Treasurer of Victory Portfolios, Victory Portfolios II and Victory Variable
Insurance Funds.
Carol D. Trevino
(October 1965)
Assistant Treasurer September 2018 Director, Financial Reporting, Fund Administration, the Adviser
(5/1/23-present); Director, Accounting and Finance, the Adviser
(7/1/19-4/30/23); Accounting/Financial Director, USAA (12/13-
6/30/19). Ms. Trevino also serves as Assistant Treasurer Victory
Portfolios, Victory Portfolios II and Victory Variable Insurance
Funds.
Sean Fox
(September 1976)
Chief Compliance Officer June 2022 Senior Compliance Officer, the Adviser (2019-present);
Compliance Officer, the Adviser (2015-2019). Mr. Fox also
serves as Chief Compliance Officer for Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Michael Bryan
(December 1962)
Anti-Money Laundering
Compliance Officer and
Identity Theft Officer
May 2023 Vice President, CCO Compliance Support Services, Citi Fund
Services Ohio, Inc. (2008-present). Mr. Bryan also serves as the
Anti-Money Laundering Compliance Officer and identity Theft
Officer for Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.

Victory Portfolios III

(Unaudited)
Supplemental Information — continued
February 29, 2024
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Fund’s Statement of Additional Information on our website or upon request by calling 800-235-8396. The Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and is available on the SEC’s website at sec.gov.
Expense Examples
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2)
ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1,
2023, through February 29, 2024.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
9/1/23
Actual
Ending
Account
Value
2/29/24
Hypothetical
Ending
Account
Value
2/29/24
Actual
Expenses
Paid During
Period
9/1/23 - 2/29/24*
Hypothetical
Expenses
Paid During
Period
9/1/23 - 2/29/24*
Annualized
Expense Ratio
During Period
9/1/23 - 2/29/24
Tax Exempt Intermediate-Term Fund
Fund Shares ............................ $ 1,000.00 $ 1,039.10 $ 1,022.48 $ 2.43 $ 2.41 0.48%
Institutional Shares ....................... 1,000.00 1,039.30 1,022.63 2.28 2.26 0.45%
Class A ............................... 1,000.00 1,037.80 1,021.28 3.65 3.62 0.72%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Portfolios III

(Unaudited)
Supplemental Information — continued
February 29, 2024
Additional Federal Income Tax Information
For the fiscal year ended February 29, 2024, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
For the year ended February 29, 2024, the Fund designated tax-exempt distributions in the amount of $118,549 thousand.

Victory Portfolios III

(Unaudited)
Supplemental Information — continued
February 29, 2024
Considerations of the Board in Continuing the Investment Advisory Agreements
Victory Tax Exempt Intermediate-Term Fund (the “Fund”)
At a meeting of the Board of Trustees (the “Board”) of Victory Portfolios III (the “Trust”) held on December 7-8, 2023, the Board, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the
“Independent Trustees”), approved for an annual period the continuance of the Investment Advisory Agreement (the “Advisory Agreement”)
between the Trust and Victory Capital Management Inc. (the “Adviser”) with respect to the Fund. Prior to the December 7-8, 2023 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 17, 2023.
In advance of the foregoing meetings, the Trustees requested, received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund’s investment performance, expenses, and fees to comparable investment companies; (ii)
information concerning the services rendered to the Fund, as well as information regarding the Adviser’s revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser’s operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees (“Independent Counsel”) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The
Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with
Independent Counsel at which no representatives of management were present.
At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund’s performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory
Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser’s profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board’s and its committees’ consideration of the Advisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser in prior years and that the Board’s conclusions may be based, in part, on its consideration of these same arrangements in prior years.
ADVISORY AGREEMENT
After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.
Nature, Extent, and Quality of Services – In considering the nature, extent, and quality of the services provided by the Adviser under the
Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board considered that the Adviser manages the Fund’s assets directly through one or more investment franchises, and in doing so, continuously supervises the investment and reinvestment of cash and securities comprising the Fund’s assets. The Board also considered that the Adviser monitors pertinent economic, statistical, and financial data to determine which issuers and securities to include in the Fund’s portfolio as part of a continuous investment program. The Board also took into account its knowledge of the Adviser’s management and the quality of the performance of the
Adviser’s duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the
Fund, the Adviser and its affiliates provide administrative services, transfer agency services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the
Trust.
The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund’s compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.
The Board considered the Adviser’s management style and the performance of the Adviser’s duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund’s brokerage, including the Adviser’s process for monitoring “best execution,” also was considered. The Adviser’s role in coordinating the activities of the Fund’s other service providers was also considered.
The Board also considered the Adviser’s risk management processes. The Board considered the Adviser’s financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
52
(Unaudited)
Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.
The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the
Adviser’s oversight of the Fund’s day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser’s compliance and administrative staff.
Expenses and Performance – In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund’s advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund’s expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the “expense group”) and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the “expense universe”). Among other data, the
Board noted that the Fund’s net management fee rate – which includes advisory and administrative services and the effects of any performance adjustment, as well as any fee waivers and reimbursements – was below the medians of its expense group and expense universe. The data indicated that the Fund’s total expenses, including after any reimbursements, were below the median of its expense group and above the median of its expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The
Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above, and noted the high quality of services received by the Fund.
In considering the Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund’s performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund’s average annual total returns relative to its
Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the “performance universe”). The
Fund’s performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/
objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund’s performance was above the average of its performance universe and its Lipper index for the one-, three- and five-year periods ended June 30,
2023.
As part of its consideration, the Board factored into its evaluation of the Fund’s expenses and performance, the potential limitations inherent in the methodology used by the independent third party for developing and constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. In this regard, the Board also noted that the methodology may result in the Fund’s being included in one peer group one year and in a different peer group the next, and in similar funds being included in different peer groups. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by the third party provided a useful measure of comparative expenses and performance.
Compensation and Profitability – The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser’s business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the
Adviser waived a portion of its management fees and/or reimbursed certain expenses with respect to the Fund. The Trustees reviewed the profitability of the Adviser’s relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide transfer agency services, shareholder servicing and administrative services to the Fund for which they receive compensation. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.
Economies of Scale – The Board considered whether there should be changes in the management fee rate or structure in order to enable the
Fund to participate in any economies of scale. The Board also considered the fee waiver and expense reimbursement arrangements by the
Adviser. The Board took into account management’s discussion of the Fund’s current advisory fee structure. The Board also considered the effect of the change in size, if any, of each of the Fund’s classes on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board also considered the Adviser’s reinvestment in the business in the form of adding to investment capabilities and resources, improvements in technology, and customer service. The Board determined that the current investment management fee structure was reasonable.
Other Benefits – The Board also considered the potential direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. These potential benefits included, among other things, the opportunity to offer additional products and services to the Fund’s shareholders.
Conclusions – The Board reached the following conclusions regarding the Fund’s Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
53
(Unaudited)
with similar investment objectives and to relevant indices; (iv) the Fund’s advisory fees are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser’s and its affiliates’ level of profitability from their relationship with the
Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

Victory Portfolios III

(Unaudited)
Supplemental Information — continued
February 29, 2024
Liquidity Risk Management Program:
The Fund has adopted and implemented a written liquidity risk management program (the “LRMP”) as required by Rule 22e-4 under the
Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to
Financial Statements). The Fund’s Board of Trustees approved the appointment of the Fund’s investment adviser, Victory Capital Management
Inc. (“Victory Capital”), as the administrator of the LRMP.
Victory Capital manages liquidity risks associated with the Fund’s investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of the Fund’s investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid, or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Fund’s portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.
At a meeting held on March 15, 2024, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Fund did not experience any significant liquidity challenges during the covered period, and the Fund’s LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure the Fund is able to meet redemption requests without significant dilution to the remaining investors’ interest in the Fund. During the review period, the Fund’s portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that the
Fund reasonably expected to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a highly liquid investment minimum. The Fund’s investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-RN and recommended no material changes to the LRMP.

Victory Portfolios III

(Unaudited)
Supplemental Information — continued
February 29, 2024
Privacy Policy
Facts
WHAT DOES VICTORY
DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect, and share depend on the product or service you have with us. This information can include:
■ Social Security number and income.
■ Account balances and account transactions.
■ Data from public sources and third-party data services.
How?
All financial companies need to share customers’ personal information to run their everyday business as permitted by law. For example, we share with print and mail companies that assist us in sending mail. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons Victory chooses to share and whether you can limit this sharing.
Reasons we can share your personal information
Does
Victory
share?
Can you limit
this sharing?
For our everyday business purposes —
such as to process your transactions, maintain your accounts, respond to court orders and legal investigations, or report to credit bureaus
Yes No
For our marketing purposes —
to offer products and services provided by Victory
Yes No
For joint marketing —
sharing with other financial companies to jointly market the other company’s products or services
No
We do not
share
For everyday business purposes of the Victory family of companies —
this can include information about your Victory transactions and experiences
Yes No
For everyday business purposes of the Victory family of companies —
this can include information about your creditworthiness or insurability
No
We do not
share
For non-Victory companies to market to you
No
We do not
share

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
56
(Unaudited)
To limit our
sharing
■ Visit us online: vcm.com/optout
■ Call (877) 660-4400 – our menu will prompt you through your choices.
Please note:
If you are a new customer, we can begin sharing this information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share and protect your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call your account representative or (877) 660-4400 and ask to speak to a representative.
Who we are
Who is providing this notice? Victory Capital Holdings, Inc., and its family of companies, including companies identified with the Victory Capital name as described in the affiliates section below.
What we do
How does Victory protect my
personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Victory collect my
personal information?
We collect your personal information, for example, when you:
■ Open an account or make deposits or withdrawals from your account.
■ Give us your contact or account information.
■ Direct us to buy or sell securities.
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing? Federal law gives you the right to limit only:
■ Sharing among affiliated companies for everyday business purposes information about your creditworthiness and insurability.
■ Affiliates from using your information to market to you.
■ Sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
What happens when I limit
sharing for an account I hold
jointly with someone else?
Your choices will apply to everyone on your account.
Definitions
Victory family of companies
(affiliates)
Companies owned or controlled by Victory Capital Holdings, Inc. They can be financial and nonfinancial companies in the Victory family of companies.
■ The Victory family of companies includes: companies with a Victory Capital name, including without limitation Victory Capital Services, Inc., Victory
Capital Transfer Agency, Inc., Victory Capital Management Inc. and its
subsidiaries, RS Investments (UK) Limited, RS Investments (Hong Kong)
Limited, and RS Investment Management (Singapore) Pte. Ltd., as well as pooled vehicles managed or administered by Victory Capital Management
Inc., from time to time.

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
57
(Unaudited)
Non-Victory companies
(nonaffiliates)
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
■ We only share with non-Victory companies to service transactions you request or as necessary to provide our services.
■ We do not share with non-Victory companies so they can market their products to you.
Joint Marketing A formal agreement between a Victory company and a non-Victory financial company to market the non-Victory company’s products or services to you.
■ We do not share with any non-Victory financial company for joint marketing.
Other important information
For Nevada Residents : Nevada law requires that we tell you about the option to be placed on our internal do-
not-call list. If you’d rather not receive sales calls from us, please call (877) 660-4400 and ask to speak to a representative so we can place you on our do-not-call list.
You may also contact: Bureau of Consumer Protection Office of the Nevada Attorney General, 555 E. Washington
Ave., Ste. 3900, Las Vegas, NV 89101, call 1-702-486-3132 or Email: BCPINFO@ag.state.nv.us.
For Vermont Residents : In accordance with Vermont law, we will not share information we collect about you with companies who are not affiliates, except as permitted by law, such as with your consent or to service your accounts.
We will not share information about your creditworthiness with our affiliates without your authorization or consent, but we may share information about our transactions or experiences with you with our affiliates as permitted by law.
For California Residents : In accordance with California law, we will not share information we collect about you with nonaffiliates, except as allowed by law. For example, we may share information with your consent or to service your accounts. Among our affiliates, we will limit information sharing to the extent required by California law.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
40857-0424

February 29, 2024
Annual Report
Victory Tax Exempt Long-Term Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Shareholder Letter (Unaudited) 2
Manager’s Commentary (Unaudited) 4
Investment Overview (Unaudited) 5
Investment Objective and Portfolio Holdings (Unaudited) 6
Schedule of Portfolio Investments 7
Financial Statements
Statement of Assets and Liabilities
22
Statement of Operations
23
Statements of Changes in Net Assets
24
Financial Highlights
26
Notes to Financial Statements 29
Report of Independent Registered Public Accounting Firm 36
Supplemental Information (Unaudited)
Trustee and Officer Information
37
Proxy Voting and Portfolio Holdings Information
40
Expense Examples
40
Additional Federal Income Tax Information
41
Advisory Contract Approval
42
Liquidity Risk Management Program
45
Privacy Policy
46

2
Victory Funds Letter to Shareholders
(Unaudited)
Dear Shareholder,
The past year provided us with a stark reminder of just how quickly the investing environment and sentiment can shift. Fortunately, this time the change was for the better.
While 2022 was marred by stomach-churning volatility and steep drawdowns in both equities and bonds, it was a different story in our most recent annual reporting period ending February 29, 2024. Despite the ongoing challenges and uncertainties, investors benefited from a rebound in both stock and bond markets.
Looking back, it wasn’t clear sailing the entire year, and there were plenty of twists and turns along the way. An early-year relief rally was a welcome respite for investors, with some of the most beaten down growth-oriented sectors leading the market higher. However, the rebound was threatened in March due to some unusual turmoil within the banking sector, which resulted in the collapse of a few large regional banks. This turmoil sparked fears of a liquidity crunch and a wider banking contagion, and volatility increased while equities retreated. Fortunately, the U.S. Federal Reserve (the “Fed”) took quick action to restore confidence in the banking system. It also helped that the Fed finally paused its long series of aggressive rate hikes as inflation data finally began to cool.
Financial markets resumed their rally in the spring and early summer, but as we moved into the fall, markets reversed yet again.
Investors began wondering if the Fed would be able to remove all the excess liquidity that had been used to support the economy during the pandemic without causing a recession. Ironically, good news on the economy had become bad news on the interest-
rate outlook.
As we moved deeper into the third quarter of 2023, markets struggled with the renewed notion that interest rates would remain
“higher-for-longer,” which seemingly had become the Fed’s new mantra. Yields moved higher (peaking for the year), and equities sold off as many pundits were predicting an imminent recession.
However, as we approached year-end and eased into a new year, yields declined and equities moved sharply higher. Although it wasn’t a straight line by any means, in our view, the past 12 months have been a near-best-case scenario after the tumult of the prior year. The economy proved resilient, corporate earnings continued to meet or exceed expectations, labor markets eased, and key measures of inflation moderated. Financial markets even began pricing in a series of rate cuts for 2024, though whether this comes to fruition will be data-dependent in the months ahead.
In terms of the numbers, the S&P 500
®
Index, the bell-weather proxy for our domestic stock market, delivered an impressive total return of 30.45% for our annual reporting period. Bonds also rebounded from a dreadful prior year. The Bloomberg U.S.
Aggregate Bond Index—a proxy for a diversified fixed income portfolio and one that many investors and institutions follow closely—delivered a total return of 3.33% for the 12-month reporting period.
Although the past year was constructive for investors, it’s important to remember that it was a winding road replete with many challenges. As we have championed before, it’s vital to remain calm in the face of adversity, but it’s equally important to resist unbridled optimism when markets rally strongly. We think the best approach is to stay even keeled and unemotional, and that you should understand your own risk tolerance, maintain a well-diversified portfolio across asset classes and investment types, and make a long-term plan and stick to it. We still believe that’s the best formula for success.

3
On the following pages you will find information relating to your Victory Mutual Fund. If you have any questions, we encourage you to contact our Investment Specialist. Call 800-235-8396, or visit our website at vcm.com.
From all of us here at Victory Capital, thank you for letting us help you work toward your investment goals.
James De Vries
President,
Victory Funds

4
Victory Tax Exempt Long-Term Fund
Manager’s Commentary
(Unaudited)
What were the market conditions during the reporting period?
Tax-exempt bonds, as measured by the Bloomberg Municipal Bond Index, generated positive returns overall during the reporting period. The U.S. Federal Reserve (the “Fed”) continued its rate hiking cycle in the reporting period and raised the Fed funds interest rate by an additional 75 basis points (a basis point is 1/100th of a percentage point). The Fed concluded with a target policy rate of 5.25-5.50%, keeping monetary policy restrictive to combat inflation. Higher rates drove higher municipal yields throughout the past twelve months, peaking in October. Throughout the reporting period performance was driven by rate volatility, but ultimately ended the period decidedly positive driven by a strong recovery in late 2023. Overall returns on the Bloomberg
Municipal Bond Index for the reporting period were 5.42%, outperforming the (taxable) Bloomberg U.S. Aggregate Bond Index which returned 3.33%.
At the end of the reporting period, the yield on the Bloomberg Municipal Bond Index was 3.40%, which is a taxable-equivalent yield of 5.75% (in the 40.8% tax bracket), providing what we view as an attractive entry point for investors into the municipal market. After factoring in the benefit of the tax exemption, municipal bonds looked attractive versus the (taxable) Bloomberg U.S.
Aggregate Bond Index which yielded 4.92% at the end of February 2024.
How did the Victory Tax Exempt Long-Term Fund (the “Fund”) perform during the reporting period?
The Fund has three share classes: Fund Shares, Institutional Shares, and Class A. For the reporting period ended February 29,
2024, the Fund Shares, Institutional Shares, and Class A had a total return (at net asset value) of 6.22%, 6.24%, and 6.01%, respectively, versus an average return of 5.80% amongst the funds in the Lipper General & Insured Municipal Debt Funds category. This compares to returns of 6.11% for the Lipper General & Insured Municipal Debt Funds Index, and 5.42% for the
Bloomberg Municipal Bond Index.
What strategies did you employ during the reporting period?
In keeping with our investment approach, we continued to focus on income generation. The Fund’s long-term income distribution, not its price appreciation, accounts for most of its total return. Because of the Fund’s income orientation, it has a higher allocation to BBB and A rated categories when compared to its peer group.
Our commitment to independent credit research continued to help us identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive both to recognize relative value and to avoid potential pitfalls, which is especially important in volatile times like the present.
As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.
The Fund continues to hold a diversified portfolio of longer-term, primarily investment-grade municipal bonds. To limit exposure to an unexpected event, the Fund is diversified by sector, issuer, and geography.
Thank you for allowing us to assist you with your investment needs.

5
Victory Tax Exempt Long-Term Fund
Investment Overview
(Unaudited)
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
The maximum offering price figures reflect a maximum sales charge of 2.25% for Class A. Net Asset Value does not reflect sales charges.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
Victory Tax Exempt Long-Term Fund — Growth of $10,000
1
The unmanaged Bloomberg Municipal Bond Index is considered to be generally representative of investment-grade-municipal issues having remaining maturities greater than 1 year and a national scope. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and is not possible to invest directly in an index.
2
The unmanaged Lipper General & Insured Municipal Debt Funds Index measures the Fund's performance to that of the Lipper General & Insured
Municipal Debt Funds category. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the
Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended February 29, 2024
Fund
Shares
Institutional
Shares
Class A
INCEPTION DATE 3/19/82 6/29/20 8/1/10
Net Asset
Value
Net Asset
Value
Net Asset
Value
Maximum
Offering
Price
Bloomberg
Municipal Bond
Index
1
Lipper General
& Insured
Municipal Debt
Funds Index
2
One Year 6.22% 6.24% 6.01% 3.63% 5.42% 6.11%
Five Year 1.65% N/A 1.45% 0.99% 1.91% 1.89%
Ten Year 2.59% N/A 2.34% 2.11% 2.68% 2.82%
Since Inception N/A 0.43% N/A N/A N/A N/A

6
Victory Portfolios III
Victory Tax Exempt Long-Term Fund
February 29, 2024
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund provides investors with interest income that is exempt from federal income tax.
Top Industries*:
February 29, 2024
(% of Net Assets)
Does not include futures contracts and money market instruments.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Medical
20.5%
General
16.3%
Nursing Homes
10.0%
Higher Education
8.7%
Transportation
7.9%
Education
8.0%
School District
7.3%
General Obligation
5.2%
Development
3.6%
Water
2.7%

Schedule of Portfolio Investments
February 29, 2024
Victory Portfolios III
Victory Tax Exempt Long-Term Fund
7
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Municipal Bonds (98.6%)
Alabama (0.7%):
County of Jefferson AL Sewer Revenue, 5.50%, 10/1/53, Continuously Callable @100 ..... $ 1,000 $ 1,084
DCH Healthcare Authority Revenue, Series A, 4.00%, 6/1/51, Continuously Callable @100 .. 4,000 3,661
Homewood Educational Building Authority Revenue
5.00%, 12/1/47, Continuously Callable @100 ............................... 4,500 4,546
Series A, 4.00%, 12/1/51, Continuously Callable @100 ........................ 3,000 2,590
11,881
Alaska (0.0%):(a)
Northern Tobacco Securitization Corp. Revenue, Series A, 4.00%, 6/1/50, Continuously
Callable @100 ..................................................... 1,000 892
Arizona (2.2%):
Arizona IDA Revenue
5.00%, 7/1/52, Continuously Callable @100 ............................... 1,725 1,741
Series A, 5.00%, 7/1/47, Continuously Callable @100 ......................... 600 606
Maricopa County IDA Revenue
5.00%, 7/1/47, Continuously Callable @100 ............................... 1,600 1,545
Series A, 4.00%, 7/1/56, Continuously Callable @100 ......................... 1,000 851
Pinal County Electric District No. 3 Revenue, 4.00%, 7/1/41, Continuously Callable @100 .. 10,000 10,046
Sierra Vista IDA Revenue, 5.75%, 6/15/53, Continuously Callable @100(b) ............. 3,000 2,999
State of Arizona Distribution Revenue (INS - National Public Finance Guarantee Corp.)
Series B, 5.50%, 7/1/29 .............................................. 1,000 1,136
Series B, 5.50%, 7/1/30 .............................................. 1,500 1,740
Tempe IDA Revenue, Series A, 4.00%, 12/1/46, Continuously Callable @102 ............ 2,500 1,938
The IDA of the City of Phoenix Arizona Revenue
5.00%, 7/1/41, Continuously Callable @100 ............................... 1,200 1,196
5.00%, 7/1/44, Continuously Callable @100 ............................... 6,000 6,006
Series A, 5.00%, 7/1/42, Continuously Callable @100 ......................... 1,250 1,237
The IDA of the County of Pima Revenue
4.00%, 6/15/51, Continuously Callable @100(b) ............................ 2,500 1,918
Series A, 6.88%, 11/15/52, Continuously Callable @103(b) ..................... 3,750 3,968
The IDA of the County of Yavapai Revenue, 4.00%, 8/1/43, Continuously Callable @100 ... 1,725 1,633
38,560
Arkansas (0.2%):
Arkansas Development Finance Authority Revenue (INS - AMBAC Assurance Corp.)
7/1/28(c) ......................................................... 1,000 863
7/1/29(c) ......................................................... 1,165 972
7/1/30(c) ......................................................... 1,150 925
7/1/36(c) ......................................................... 2,500 1,542
4,302
California (4.8%):
California Educational Facilities Authority Revenue, Series A, 5.00%, 10/1/52, Continuously
Callable @100 ..................................................... 3,000 3,049
California Health Facilities Financing Authority Revenue, 5.00%, 11/15/56, Continuously
Callable @100 ..................................................... 1,000 1,033
California State Public Works Board Revenue, Series B, 5.00%, 10/1/39, Continuously
Callable @100 ..................................................... 3,500 3,549
Cerritos Community College District, GO
Series D, 8/1/31(c) .................................................. 1,000 825
Series D, 8/1/32(c) .................................................. 2,500 1,952
Series D, 8/1/33(c) .................................................. 2,175 1,692
Series D, 8/1/34(c) .................................................. 1,000 750
Series D, 8/1/35(c) .................................................. 1,500 1,061
Series D, 8/1/36(c) .................................................. 2,200 1,485
Coachella Valley Unified School District, GO (INS - Assured Guaranty Municipal Corp.),
Series D, 8/1/41(c) .................................................. 8,500 4,199
El Monte Union High School District, GO (INS - Assured Guaranty Municipal Corp.),
6/1/42(c) ......................................................... 10,000 4,805
Indio Redevelopment Agency Successor Agency Tax Allocation, Series A, 5.25%, 8/15/35,
Continuously Callable @100 ........................................... 1,440 1,442
Los Alamitos Unified School District Certificate of Participation
0.00%, 8/1/34, Continuously Callable @100(d) ............................. 1,200 1,336

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
8
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
0.00%, 8/1/42, Continuously Callable @100(d) ............................. $ 4,000 $ 4,466
Paramount Unified School District, GO
8/1/34(c) ......................................................... 1,860 1,314
8/1/35(c) ......................................................... 2,000 1,350
8/1/36(c) ......................................................... 2,750 1,851
8/1/37(c) ......................................................... 2,750 1,737
Sacramento City Schools Joint Powers Financing Authority Revenue (INS - Build America
Mutual Assurance Co.)
Series A, 5.00%, 3/1/36, Continuously Callable @100 ......................... 2,560 2,562
Series A, 5.00%, 3/1/40, Continuously Callable @100 ......................... 2,000 2,002
San Diego Public Facilities Financing Authority Revenue, Series A, 5.00%, 10/15/44,
Continuously Callable @100 ........................................... 2,500 2,568
San Ysidro School District, GO (INS - Assured Guaranty Municipal Corp.)
Series G, 8/1/36(c) .................................................. 13,605 8,832
Series G, 8/1/37(c) .................................................. 14,285 8,731
Santa Ana Unified School District Certificate of Participation (INS - Assured Guaranty
Municipal Corp.), 4/1/29(c) ........................................... 15,000 12,079
Stockton Unified School District, GO (INS - Assured Guaranty Municipal Corp.), Series D,
8/1/34(c) ......................................................... 8,885 6,417
The El Camino Community College District Foundation, GO
Series C, 8/1/34(c) .................................................. 3,000 2,139
Series C, 8/1/38(c) .................................................. 3,000 1,828
85,054
Colorado (2.3%):
Colorado Educational & Cultural Facilities Authority Revenue
4.00%, 1/1/52, Continuously Callable @100 ............................... 675 538
5.00%, 4/1/53, Continuously Callable @100 ............................... 750 758
4.50%, 7/1/53, Continuously Callable @100 ............................... 3,000 2,811
4.00%, 1/1/62, Continuously Callable @100 ............................... 795 607
Series A, 4.00%, 12/1/48, Continuously Callable @100 ........................ 2,500 2,204
Colorado Health Facilities Authority Revenue
5.00%, 6/1/45, Pre-refunded  6/1/25 @ 100 ................................ 6,000 6,143
5.50%, 11/1/47, Continuously Callable @100 ............................... 1,000 1,084
Series A, 4.00%, 8/1/44, Continuously Callable @100 ......................... 2,070 1,987
Series A, 4.00%, 9/1/50, Continuously Callable @100 ......................... 1,500 1,415
Series A, 4.00%, 12/1/50, Continuously Callable @103 ........................ 7,250 5,753
Denver Health & Hospital Authority Revenue, Series A, 4.00%, 12/1/40, Continuously
Callable @100 ..................................................... 750 679
E-470 Public Highway Authority Revenue (INS - National Public Finance Guarantee Corp.),
Series B, 9/1/35, Continuously Callable @64(c) ............................. 10,000 5,840
Park Creek Metropolitan District Revenue
Series A, 5.00%, 12/1/45, Continuously Callable @100 ........................ 3,500 3,538
Series A, 5.00%, 12/1/51, Continuously Callable @100 ........................ 2,000 2,019
Rampart Range Metropolitan District No. 1 Revenue (INS - Assured Guaranty Municipal
Corp.), 5.00%, 12/1/47, Continuously Callable @100 ......................... 4,000 4,128
Southlands Metropolitan District No. 1, GO, Series A-1, 5.00%, 12/1/47, Continuously
Callable @100 ..................................................... 1,000 938
40,442
Connecticut (0.5%):
Connecticut State Health & Educational Facilities Authority Revenue
5.25%, 7/1/53, Continuously Callable @100 ............................... 3,000 3,202
Series A, 4.00%, 7/1/49, Continuously Callable @100 ......................... 3,000 2,695
Series U, 4.00%, 7/1/52, Continuously Callable @100 ........................ 3,000 2,763
8,660
District of Columbia (0.1%):
District of Columbia Revenue
5.00%, 7/1/49, Continuously Callable @100 ............................... 1,275 1,226
5.00%, 7/1/54, Continuously Callable @100 ............................... 1,140 1,081
2,307
Florida (7.2%):
Alachua County Health Facilities Authority Revenue, 4.00%, 10/1/46, Continuously Callable
@103 ........................................................... 700 547
Capital Projects Finance Authority Revenue, 5.00%, 11/1/53, Continuously Callable @100 .. 1,250 1,211

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
9
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Capital Trust Agency, Inc. Revenue, 6.38%, 5/1/53, Continuously Callable @100(b) ....... $ 1,750 $ 1,743
City of Atlantic Beach Revenue
Series A, 5.00%, 11/15/53, Continuously Callable @103 ....................... 2,000 1,853
Series B, 5.63%, 11/15/43, Continuously Callable @100 ....................... 7,000 7,004
City of Jacksonville Revenue, 4.00%, 11/1/45, Continuously Callable @100 ............. 2,500 2,226
City of Pompano Beach Revenue
4.00%, 9/1/50, Continuously Callable @103 ............................... 8,000 6,050
Series A, 4.00%, 9/1/51, Continuously Callable @103 ......................... 2,895 2,172
County of Miami-Dade Rickenbacker Causeway Revenue, 5.00%, 10/1/43, Continuously
Callable @100 ..................................................... 1,750 1,762
County of Miami-Dade Water & Sewer System Revenue, Series B, 4.00%, 10/1/44,
Continuously Callable @100 ........................................... 21,500 21,281
County of Pasco Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 9/1/48,
Continuously Callable @100 ........................................... 1,000 1,080
Escambia County Health Facilities Authority Revenue
4.00%, 8/15/45, Continuously Callable @100 ............................... 6,265 5,510
4.00%, 8/15/50, Continuously Callable @100 ............................... 5,050 4,262
Florida Development Finance Corp. Revenue
4.00%, 7/1/45, Continuously Callable @100 ............................... 600 516
4.00%, 2/1/52, Continuously Callable @100 ............................... 4,000 2,997
4.00%, 7/1/55, Continuously Callable @100 ............................... 500 399
Series A, 5.00%, 6/15/55, Continuously Callable @100 ........................ 1,500 1,482
Florida Higher Educational Facilities Financial Authority Revenue
5.00%, 3/1/44, Continuously Callable @100 ............................... 4,280 3,178
4.00%, 10/1/44, Continuously Callable @100 ............................... 1,400 1,218
5.00%, 3/1/49, Continuously Callable @100 ............................... 1,250 876
4.00%, 10/1/49, Continuously Callable @100 ............................... 1,150 944
Halifax Hospital Medical Center Revenue, 5.00%, 6/1/46, Pre-refunded  6/1/25 @ 100 ..... 3,000 3,072
Lee County IDA Revenue
5.00%, 11/15/49, Continuously Callable @103 .............................. 12,350 11,810
Series A, 5.25%, 10/1/52, Continuously Callable @103 ........................ 1,000 825
Lee Memorial Health System Revenue, Series A-1, 4.00%, 4/1/49, Continuously Callable
@100 ........................................................... 4,500 4,231
Miami Beach Health Facilities Authority Revenue, 4.00%, 11/15/51, Continuously Callable
@100 ........................................................... 2,500 2,251
Miami-Dade County Expressway Authority Revenue
Series A, 5.00%, 7/1/39, Continuously Callable @100 ......................... 5,000 5,025
Series A, 5.00%, 7/1/40, Continuously Callable @100 ......................... 5,000 5,008
Miami-Dade County Health Facilities Authority Revenue, 4.00%, 8/1/47, Continuously
Callable @100 ..................................................... 2,000 1,886
Orange County Health Facilities Authority Revenue, Series B, 4.00%, 10/1/45, Continuously
Callable @100 ..................................................... 1,500 1,487
Palm Beach County Educational Facilities Authority Revenue, 4.00%, 10/1/51, Continuously
Callable @100 ..................................................... 2,070 1,799
Palm Beach County Health Facilities Authority Revenue
5.00%, 11/15/45, Continuously Callable @103 .............................. 150 153
5.00%, 5/15/47, Continuously Callable @100 ............................... 5,000 4,170
Series A, 5.00%, 11/1/52, Continuously Callable @100 ........................ 250 254
Series B, 5.00%, 11/15/42, Continuously Callable @103 ....................... 1,000 1,033
Polk County IDA Revenue
5.00%, 1/1/49, Continuously Callable @103 ............................... 1,000 882
5.00%, 1/1/55, Continuously Callable @103 ............................... 1,000 857
Sarasota County Health Facilities Authority Revenue, 5.00%, 5/15/48, Continuously Callable
@103 ........................................................... 1,835 1,668
Sarasota County Public Hospital District Revenue, 4.00%, 7/1/52, Continuously Callable
@100 ........................................................... 5,000 4,672
St. Johns County IDA Revenue, 4.00%, 8/1/55, Continuously Callable @103 ............ 6,000 4,736
Tampa Housing Authority Revenue, 4.85%, 7/1/36, Callable 4/1/24 @ 100 .............. 2,200 2,202
Volusia County Educational Facility Authority Revenue, Series B, 5 .00%, 10/15/45, Pre-
refunded  4/15/25 @ 100 ............................................. 2,000 2,042
128,374

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
10
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Georgia (1.6%):
Columbia County Hospital Authority Revenue, Series A, 5.13%, 4/1/53, Continuously Callable
@100 ........................................................... $ 1,000 $ 1,055
Crisp County Hospital Authority Revenue, 4.00%, 7/1/51, Continuously Callable @100 .... 3,000 2,821
Development Authority of Appling County Revenue, 3.90%, 9/1/29, Continuously Callable
@100(e) ......................................................... 1,300 1,300
Gainesville & Hall County Hospital Authority Revenue, 4.00%, 2/15/45, Continuously
Callable @100 ..................................................... 13,000 12,616
Glynn-Brunswick Memorial Hospital Authority Revenue, 5.00%, 8/1/43, Continuously
Callable @100 ..................................................... 1,500 1,521
Main Street Na tural Gas, Inc. Revenue, Series A, 5.00%, 5/15/49 ..................... 3,000 3,228
Municipal Electric Authority of Georgia Revenue, Series A, 4.00%, 1/1/51, Continuously
Callable @100 ..................................................... 1,100 1,016
Private Colleges & Universities Authority Revenue, 4.00% , 6/1/45, Continuously Callable
@100 ........................................................... 1,700 1,612
The Development Authority of Burke County Revenue, Series 1S, 3.65%, 11/1/48,
Continuously Callable @100(e) ......................................... 3,000 3,000
28,169
Illinois (14.4%):
Chicago Board of Education Dedicated Capital Improvement Tax Revenue, 5.75%, 4/1/48,
Continuously Callable @100 ........................................... 2,500 2,714
Chicago Board of Education, GO
Series A, 4.00%, 12/1/47, Continuously Callable @100 ........................ 4,220 3,770
Series A, 5.00%, 12/1/47, Continuously Callable @100 ........................ 1,800 1,847
Series H, 5.00%, 12/1/36, Continuously Callable @100 ........................ 5,000 5,099
Chicago Midway International Airport Revenue
Series B, 5.00%, 1/1/41, Continuously Callable @100 ......................... 2,500 2,542
Series B, 5.00%, 1/1/46, Continuously Callable @100 ......................... 3,500 3,562
Chicago O'Hare International Airport Revenue, Series C, 5.00%, 1/1/41, Continuously Callable
@100 ........................................................... 5,000 5,170
Chicago Park District, GO
Series A, 5.00%, 1/1/40, Continuously Callable @100 ......................... 3,000 3,054
Series F-2, 5.00%, 1/1/40, Continuously Callable @100 ....................... 1,125 1,185
City of Chicago Wastewater Transmission Revenue
5.00%, 1/1/44, Continuously Callable @100 ............................... 4,000 4,004
Series A, 5.00%, 1/1/47, Continuously Callable @100 ......................... 3,000 3,077
Series C, 5.00%, 1/1/39, Continuously Callable @100 ......................... 3,000 3,041
City of Chicago Waterworks Revenue, 5.00%, 11/1/44, Continuously Callable @100 ....... 3,000 3,014
City of Galesburg Revenue, Series A, 4.00%, 10/1/46, Continuously Callable @100 ....... 4,000 3,148
City of Springfield Electric Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%,
3/1/40, Continuously Callable @100 ..................................... 3,000 3,042
Cook County Community College District No. 508, GO (INS - Build America Mutual
Assurance Co.), 5.00%, 12/1/47, Continuously Callable @100 ................... 9,500 9,923
County of Cook Sales Tax Revenue, 5.00%, 11/15/38, Continuously Callable @100 ....... 7,750 8,142
County of Will, GO, 4.00%, 11/15/47, Continuously Callable @100 ................... 2,000 1,922
Illinois Finance Authority Revenue
3.90%, 3/1/30, Continuously Callable @100 ............................... 14,000 14,036
5.50%, 4/1/32, Continuously Callable @100 ............................... 7,065 6,835
4.00%, 3/1/38, Continuously Callable @100 ............................... 2,000 2,005
5.00%, 8/1/42, Continuously Callable @100 ............................... 750 766
5.00%, 8/15/44, Continuously Callable @100 ............................... 2,000 2,020
4.00%, 12/1/46, Continuously Callable @100 ............................... 4,500 4,183
5.00%, 8/1/47, Continuously Callable @100 ............................... 750 760
5.00%, 12/1/47, Continuously Callable @100 ............................... 2,000 1,922
5.00%, 10/1/49, Continuously Callable @100 ............................... 1,250 1,277
5.00%, 10/1/51, Continuously Callable @100 ............................... 1,000 1,018
5.00%, 3/1/52, Continuously Callable @100 ............................... 1,075 991
4.00%, 10/1/55, Continuously Callable @100 ............................... 2,000 1,689
Series A, 4.00%, 2/1/33, Continuously Callable @100 ......................... 6,000 6,004
Series A, 5.00%, 5/15/37, Continuously Callable @100 ........................ 700 696
Series A, 4.00%, 7/1/38, Pre-refunded  7/1/26 @ 100 ......................... 5,000 5,122
Series A, 4.00%, 10/1/40, Continuously Callable @100 ........................ 12,395 11,886
Series A, 5.00%, 1/1/44, Pre-refunded  1/1/28 @ 100 ......................... 10,000 10,846

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
11
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Series A, 5.00%, 2/15/47, Continuously Callable @100 ........................ $ 1,000 $ 943
Series A, 5.00%, 5/15/47, Continuously Callable @100 ........................ 1,155 1,057
Series A, 5.00%, 2/15/50, Continuously Callable @100 ........................ 500 464
Series A, 4.00%, 8/1/51, Continuously Callable @100 ......................... 3,500 3,032
Series C, 4.00%, 2/15/41, Continuously Callable @100 ........................ 10,495 10,218
Series C, 4.00%, 2/15/41, Pre-refunded  2/15/27 @ 100 ........................ 485 502
Series C, 4.00%, 2/15/41, Pre-refunded  2/15/27 @ 100 ........................ 20 21
Illinois State Toll Highway Authority Revenue, Series A, 4.00%, 1/1/46, Continuously Callable
@100 ........................................................... 4,000 3,929
Metropolitan Pier & Exposition Authority Revenue, 5.00%, 6/15/50, Continuously Callable
@100 ........................................................... 9,500 9,889
Northern Illinois Municipal Power Agency Revenue, Series A, 4.00%, 12/1/41, Continuously
Callable @100 ..................................................... 9,000 9,008
Northern Illinois University Revenue (INS - Build America Mutual Assurance Co.), Series B,
4.00%, 4/1/41, Continuously Callable @100 ............................... 600 581
Regional Transportation Authority Revenue (INS - National Public Finance Guarantee Corp.),
6.50%, 7/1/3 0 ..................................................... 37,550 43,696
Sangamon County Water Reclamation District, GO
Series A, 4.00%, 1/1/49, Continuously Callable @100 ......................... 15,000 13,939
Series A, 5.75%, 1/1/53, Continuously Callable @100 ......................... 2,000 2,044
State of Illinois, GO
5.50%, 5/1/39, Continuously Callable @100 ............................... 2,275 2,503
Series A, 5.00%, 10/1/33, Continuously Callable @100 ........................ 2,000 2,154
State of Illinois, GO (INS - Assured Guaranty Municipal Corp.)
4.00%, 2/1/31, Continuously Callable @100 ............................... 1,000 1,021
4.00%, 2/1/32, Continuously Callable @100 ............................... 1,000 1,019
Village of Rosemont, GO (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%,
12/1/46, Continuously Callable @100 .................................... 10,000 10,314
256,646
Indiana (2.0%):
Evansville Redevelopment Authority Revenue (INS - Build America Mutual Assurance Co.)
4.00%, 2/1/38, Continuously Callable @100 ............................... 5,540 5,598
4.00%, 2/1/39, Continuously Callable @100 ............................... 3,605 3,630
Indiana Finance Authority Revenue
5.00%, 11/15/43, Continuously Callable @103 .............................. 1,970 1,954
5.00%, 11/15/48, Continuously Callable @103 .............................. 3,895 3,768
Series A, 5.00%, 2/1/40, Continuously Callable @100 ......................... 1,495 1,498
Series A, 5.50%, 4/1/46, Continuously Callable @100 ......................... 5,000 5,077
Series A, 4.00%, 11/15/51, Continuously Callable @100 ....................... 1,030 741
Series A, 5.50%, 7/1/52, Continuously Callable @100 ......................... 4,500 4,774
Series A, 5.00%, 6/1/53, Continuously Callable @100 ......................... 1,000 1,034
Richmond Hospital Authority Revenue, Series A, 5.00%, 1/1/39, Continuously Callable @100 7,000 7,037
35,111
Iowa (0.4%):
Iowa Finance Authority Revenue, Series A, 5.00%, 5/15/43, Continuously Callable @100 ... 6,235 5,372
Iowa Higher Education Loan Authority Revenue, 5.38%, 10/1/52, Continuously Callable
@100 ........................................................... 1,000 1,037
Iowa Tobacco Settlement Authority Revenue, Series A-2, 4.00%, 6/1/49, Continuously Callable
@100 ........................................................... 1,000 943
7,352
Kansas (1.1%):
City of Coffeyville Electric System Revenue (INS - National Public Finance Guarantee Corp.),
Series B, 5.00%, 6/1/42, Continuously Callable @100(b) ...................... 2,500 2,548
City of Lawrence Revenue, Series A, 5.00%, 7/1/48, Continuously Callable @100 ........ 5,000 5,102
City of Manhattan Revenue
Series A, 4.00%, 6/1/46, Continuously Callable @103 ......................... 1,000 781
Series A, 4.00%, 6/1/52, Continuously Callable @103 ......................... 1,500 1,091
Wyandotte County-Kansas City Unified Government Tax Allocation, 5.75%, 3/1/41,
Continuously Callable @103(b) ........................................ 7,600 7,333
Wyandotte County-Kansas City Unified Government Utility System Revenue, Series A, 5.00%,
9/1/45, Continuously Callable @100 ..................................... 2,000 2,038
18,893

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
12
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Kentucky (1.2%):
City of Ashland Revenue, Series A, 5.00%, 2/1/40, Continuously Callable @100 .......... $ 1,000 $ 1,012
City of Hazard Revenue, 4.00%, 7/1/51, Continuously Callable @100 ................. 3,000 2,809
County of Boyle Revenue, Series A, 4.50%, 6/1/53, Continuously Callable @100 ......... 1,525 1,506
Kentucky Bond Development Corp. Revenue, 4.00%, 6/1/51, Continuously Callable @100 .. 1,070 983
Kentucky Economic Development Finance Authority Revenue
Series A, 5.00%, 5/15/46, Continuously Callable @100 ........................ 5,500 4,045
Series B, 5.00%, 8/15/41, Continuously Callable @100 ........................ 3,000 3,070
Kentucky Economic Development Finance Authority Revenue (INS - Assured Guaranty
Municipal Corp.)
Series A, 4.00%, 12/1/41, Continuously Callable @100 ........................ 500 504
Series A, 5.00%, 12/1/45, Continuously Callable @100 ........................ 2,000 2,082
Louisville/Jefferson County Metropolitan Government Revenue, Series A, 5.00%, 5/15/52,
Continuously Callable @100 ........................................... 6,000 6,247
22,258
Louisiana (4.1%):
City of Shreveport Water & Sewer Revenue
5.00%, 12/1/40, Continuously Callable @100 ............................... 1,000 1,021
Series B, 5.00%, 12/1/41, Continuously Callable @100 ........................ 5,500 5,663
City of Shreveport Water & Sewer Revenue (INS - Assured Guaranty Corp.), Series B, 4.00%,
12/1/49, Continuously Callable @100 .................................... 1,000 921
City of Shreveport Water & Sewer Revenue (INS - Build America Mutual Assurance Co.),
Series B, 4.00%, 12/1/37, Continuously Callable @100 ........................ 1,100 1,106
Jefferson Sales Tax District Revenue (INS - Assured Guaranty Municipal Cor p.), Series B,
4.00%, 12/1/42, Continuously Callable @100 ............................... 7,000 7,015
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue, 3.50%, 11/1/32, Continuously Callable @100 ....................... 6,250 6,013
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (INS - Assured Guaranty Municipal Corp.)
5.00%, 10/1/39, Continuously Callable @100 ............................... 1,685 1,734
5.00%, 10/1/48, Continuously Callable @100 ............................... 5,000 5,105
Series A, 4.00%, 10/1/46, Continuously Callable @100 ........................ 8,210 7,922
Louisiana Public Facilities Authority Revenue
4.00%, 5/15/41, Pre-refunded  5/15/26 @ 100 .............................. 15 15
4.00%, 5/15/41, Continuously Callable @100 ............................... 1,235 1,235
5.00%, 5/15/46, Continuously Callable @100 ............................... 5,000 5,115
5.00%, 7/1/52, Continuously Callable @100 ............................... 400 407
5.00%, 7/1/57, Continuously Callable @100 ............................... 2,000 2,031
Series A, 5.00%, 11/1/45, Pre-refunded 11/1/25 @ 100 ........................ 6,000 6,197
Series A, 4.00%, 12/15/50, Pre-refunded 12/15/27 @ 100 ...................... 30 31
Series A, 4.00%, 12/15/50, Continuously Callable @100 ....................... 970 929
Series A, 4.00%, 1/1/56, Continuously Callable @100 ......................... 9,000 8,069
Louisiana Public Facilities Authority Revenue (INS - Build America Mutual Assurance Co.),
5.25%, 6/1/51, Pre-refunded  6/1/25 @ 100 ................................ 5,000 5,134
State of Louisiana Gasoline & Fuels Tax Revenue, Series C, 5.00%, 5/1/45, Continuously
Callable @100 ..................................................... 6,000 6,291
Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 5/15/35, Continuously
Callable @100 ..................................................... 1,225 1,226
73,180
Maine (0.4%):
Maine Health & Higher Educational Facilities Authority Revenue, Series A, 4.00%, 7/1/46,
Continuously Callable @100 ........................................... 9,000 6,978
Massachusetts (1.8%):
Massachusetts Development Finance Agency Revenue
5.00%, 4/15/40, Continuously Callable @100 ............................... 1,000 1,003
5.00%, 7/1/47, Continuously Callable @100 ............................... 3,280 3,285
4.00%, 7/1/51, Continuously Callable @100 ............................... 1,000 844
5.00%, 7/1/52, Continuously Callable @100 ............................... 1,500 1,501
Series A , 5.50%, 7/1/44, Continuously Callable @100 ......................... 2,000 1,811
Series A, 4.00%, 10/1/46, Continuously Callable @100 ........................ 3,370 2,843
Series B, 4.00%, 6/1/50, Continuously Callable @100 ......................... 1,700 1,421
Series B, 4.00%, 7/1/50, Continuously Callable @100 ......................... 975 818

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
13
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Series D, 5.00%, 7/1/44, Continuously Callable @100 ........................ $ 3,000 $ 3,030
Series E, 4.00%, 7/1/38, Continuously Callable @100 ......................... 1,000 1,000
Series I, 5.00%, 7/1/46, Continuously Callable @100 ......................... 4,000 4,047
Series J2, 5.00%, 7/1/53, Continuously Callable @100 ........................ 10,000 10,254
Massachusetts Development Finance Agency Revenue (INS - Assured Guaranty Municipal
Corp.), Series C, 4.00%, 10/1/45, Continuously Callable @100 .................. 1,250 1,199
33,056
Michigan (2.7%):
County of Genesee, GO (INS - Build America Mutual Assurance Co.)
Series B, 4.00%, 2/1/41, Continuously Callable @100 ......................... 2,000 2,000
Series B, 5.00%, 2/1/46, Continuously Callable @100 ......................... 2,900 2,959
Downriver Utility Wastewater Authority Revenue (INS - Assured Guaranty Municipal Corp.),
5.00%, 4/1/43, Continuously Callable @100 ............................... 2,500 2,602
Flint Hospital Building Authority Revenue, 4.00%, 7/1/38, Continuously Callable @100 .... 2,500 2,350
Jackson Public Schools, GO (NBGA - Michigan School Bond Qualification and Loan
Program)
5.00%, 5/1/45, Continuously Callable @100 ............................... 6,000 6,279
5.00%, 5/1/48, Continuously Callable @100 ............................... 3,000 3,124
Karegnondi Water Authority Revenue, 5.00%, 11/1/45, Continuously Callable @100 ....... 2,750 2,886
Livonia Public Schools, GO (INS - Assured Guaranty Municipal Corp.), 5.00%, 5/1/45,
Continuously Callable @100 ........................................... 4,000 4,101
Michigan Finance Authority Revenue
5.00%, 11/1/43, Continuously Callable @100 ............................... 1,000 1,053
4.00%, 2/15/44, Continuously Callable @100 ............................... 5,000 4,855
4.00%, 2/15/47, Continuously Callable @100 ............................... 1,000 947
4.00%, 2/15/50 , Continuously Callable @100 ............................... 2,000 1,865
4.00%, 9/1/50, Continuously Callable @100 ............................... 1,000 914
5.63%, 11/1/52, Continuously Callable @100 ............................... 3,000 3,042
4.00%, 11/1/55, Continuously Callable @100 ............................... 4,000 3,694
Series A, 4.00%, 11/15/50, Continuously Callable @100 ....................... 3,000 2,791
Michigan State Building Authority Revenue, 4.00%, 10/15/49, Continuously Callable @100 . 2,500 2,426
47,888
Missouri (3.1%):
Cape Girardeau County IDA Revenue
5.00%, 3/1/36, Continuously Callable @100 ............................... 750 784
Series A, 6.00%, 3/1/33, Continuously Callable @102 ......................... 1,935 1,977
Hannibal IDA Revenue, 5.00%, 10/1/47, Continuously Callable @100 ................. 3,000 3,049
Health & Educational Facilities Authority of the State of Missouri Revenue
4.00%, 8/1/36, Continuously Callable @100 ............................... 440 370
5.00%, 5/15/40, Continuously Callable @103(f) ............................. 5,510 2,590
4.00%, 8/1/41, Continuously Callable @100 ............................... 410 311
4.00%, 2/1/48, Continuously Callable @100 ............................... 10,000 7,563
4.00%, 2/15/51, Continuously Callable @100 ............................... 1,000 898
5.00%, 12/1/52, Continuously Callable @100 ............................... 1,000 1,049
Series A, 5.00%, 2/1/42, Continuously Callable @104 ......................... 3,500 3,314
Series A, 4.00%, 2/15/54, Continuously Callable @100 ........................ 2,500 2,293
Missouri Development Finance Board Revenue
4.00%, 3/1/51, Continuously Callable @100 ............................... 2,000 1,662
Series D, 4.00%, 6/1/46, Continuously Callable @100 ........................ 17,775 16,874
St. Louis County IDA Revenue
5.00%, 9/1/48, Continuously Callable @100 ............................... 2,000 1,844
Series A, 5.88%, 9/1/43, Continuously Callable @100 ......................... 5,000 5,001
St. Louis Municipal Finance Corp. Revenue (INS - Assured Guaranty Municipal Corp.),
5.00%, 10/1/38, Continuously Callable @100 ............................... 3,065 3,227
Stoddard County IDA Revenue, Series B, 6.00%, 3/1/37, Continuously Callable @102 ..... 1,805 1,844
54,650
Montana (0.3%):
City of Forsyth Revenue, Series A, 3.90%, 3/1/31, Callable 4/8/24 @ 100 ............... 4,000 3,967
Montana Facility Finance Authority Revenue, Series A, 4.00%, 6/1/45, Continuously Callable
@100 ........................................................... 1,000 937
4,904
Nebraska (1.4%):
Central Plains Energy Project Revenue, Series A, 5.00%, 9/1/42 ...................... 13,665 14,916

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
14
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Douglas County Hospital Authority No. 3 Revenue, 5.00%, 11/1/48, Continuously Callable
@100 ........................................................... $ 3,400 $ 3,441
Nebraska Educational Health Cultural & Social Services Finance Authority Revenue, 4.00%,
1/1/49, Continuously Callable @102 ..................................... 7,500 6,930
25,287
Nevada (1.1%):
Carson City Revenue, 5.00%, 9/1/47, Continuously Callable @100 ................... 2,775 2,797
Las Vegas Convention & Visitors Authority Revenue
Series C, 4.00%, 7/1/41, Continuously Callable @100 ......................... 4,400 4,422
Series C, 4.00%, 7/1/46, Continuously Callable @100 ......................... 12,140 12,009
19,228
New Hampshire (0.2%):
New Hampshire Business Finance Authority Revenue
4.00%, 1/1/51, Continuously Callable @103 ............................... 3,000 2,202
Series A, 5.25%, 7/1/48, Continuously Callable @103 ......................... 1,000 1,002
3,204
New Jersey (4.0%):
City of Newark Mass Transit Access Tax Revenue (INS - Assured Guaranty Corp.), 5.38%,
11/15/52, Continuously Callable @100 ................................... 1,000 1,095
New Jersey Economic Development Authority Revenue
5.00%, 6/15/40, Continuously Callable @100 ............................... 8,125 8,165
5.00%, 6/15/40, Pre-refunded  6/15/24 @ 100 .............................. 1,875 1,884
4.00%, 11/1/44, Continuously Callable @100 ............................... 3,000 2,977
4.00%, 6/15/49, Continuously Callable @100 ............................... 4,000 3,813
Series A, 5.00%, 6/15/47, Continuously Callable @100 ........................ 3,000 3,108
Series A, 5.00%, 11/1/52, Continuously Callable @100 ........................ 5,000 5,318
Series AAA, 5.00%, 6/15/41, Pre-refunded 12/15/26 @ 100 ..................... 4,000 4,241
Series B, 5.00%, 6/15/43, Continuously Callable @100 ........................ 3,500 3,690
Series WW, 5.25%, 6/15/40, Pre-refunded  6/15/25 @ 100 ...................... 2,835 2,914
Series WW, 5.25%, 6/15/40, Pre-refunded  6/15/25 @ 100 ...................... 165 170
New Jersey Economic Development Authority Revenue (INS - Assured Guaranty Municipal
Corp.), 5.00%, 6/1/42, Continuously Callable @100 .......................... 1,200 1,236
New Jersey Educational Facilities Authority Revenue
Series B, 5.00%, 9/1/36, Continuously Callable @100 ......................... 5,000 5,256
Series F, 5.00%, 7/1/47, Continuously Callable @100 ......................... 3,000 2,319
New Jersey Health Care Facilities Financing Authority Revenue, 5.00%, 10/1/38, Continuously
Callable @100 ..................................................... 2,250 2,393
New Jersey Health Care Facilities Financing Authority Revenue (INS - Assured Guaranty
Municipal Corp.), Series A, 5.00%, 7/1/46, Continuously Callable @100 ........... 1,250 1,260
New Jersey Transportation Trust Fund Authority Revenue
Series AA, 5.25%, 6/15/41, Continuously Callable @100 ...................... 2,000 2,042
Series BB, 4.00%, 6/15/50, Continuously Callable @100 ...................... 15,000 14,287
The Camden County Improvement Authority Revenue, 6.00%, 6/15/52, Continuously Callable
@100 ........................................................... 1,325 1,434
The Passaic County Improvement Authority Revenue, 5.38%, 7/1/53, Continuously Callable
@100 ........................................................... 500 504
Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 6/1/46, Continuously Callable
@100 ........................................................... 3,000 3,109
71,215
New Mexico (0.4%):
New Mexico Hospital Equipment Loan Council Revenue, Series A, 5.00%, 7/1/49,
Continuously Callable @102 ........................................... 8,625 6,399
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation, 4.25%,
5/1/40, Continuously Callable @103(b) ................................... 670 623
7,022
New York (3.3%):
Allegany County Capital Resource Corp. Revenue, Series A, 5.00%, 12/1/52, Continuously
Callable @100 ..................................................... 4,000 3,723
Build NYC Resource Corp. Revenue
Series A, 5.00%, 7/1/52, Continuously Callable @100 ......................... 700 691
Series A, 7.00%, 4/15/53, Continuously Callable @100(b) ...................... 2,500 2,629
Metropolitan Transportation Authority Revenue
Series A, 11/15/32(c) ................................................ 5,000 3,795

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
15
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Series A-2, 5.00%, 11/15/45, (Put Date 5/15/30)(g) ........................... $ 5,490 $ 6,112
New York Liberty Development Corp. Revenue
5.25%, 10/1/35 .................................................... 16,130 19,181
2.80%, 9/15/69, Continuously Callable @100 ............................... 1,500 1,362
New York State Dormitory Authority Revenue, Series A, 4.00%, 9/1/50, Continuously Callable
@100 ........................................................... 3,000 2,640
New York State Housing Finance Agency Revenue  (LIQ - Deutsche Bank A.G.), Series DBE-
8105, 3.68%, 8/1/50, Continuously Callable @100(b) (e) ....................... 1,038 1,038
New York State Thruway Authority Revenue, Series A, 5.00%, 1/1/46, Continuously Callable
@100 ........................................................... 2,000 2,032
New York State Urban Development Corp. Revenue, Series A, 4.00%, 3/15/45, Continuously
Callable @100 ..................................................... 5,000 4,979
Triborough Bridge & Tunnel Authority Revenue
Series A, 11/15/31(c) ................................................ 5,000 3,842
Series A, 11/15/32(c) ................................................ 3,000 2,213
Series B, 11/15/32(c) ................................................ 2,500 1,841
TSASC, Inc. Revenue, Series A, 5.00%, 6/1/41, Continuously Callable @100 ............ 1,000 1,008
Village of Johnson City, GO, Series C, 5.25%, 9/27/24 ............................ 1,000 1,005
58,091
North Carolina (0.2%):
North Carolina Medical Care Commission Revenue
5.00%, 1/1/49, Continuously Callable @104 ............................... 2,725 2,603
Series A, 4.00%, 10/1/50, Continuously Callable @103 ........................ 1,000 830
3,433
North Dakota (0.6%):
City of Grand Forks Revenue
4.00%, 12/1/51, Continuously Callable @100 ............................... 2,375 2,042
Series A, 5.00%, 12/1/53, Continuously Callable @100 ........................ 1,400 1,473
County of Ward Revenue, Series C, 5.00%, 6/1/43, Continuously Callable @100 ......... 7,500 6,495
University of North Dakota Certificate of Participation (INS - Assured Guaranty Corp.), Series
A, 4.00%, 6/1/51, Continuously Callable @100 ............................. 1,500 1,422
11,432
Ohio (2.9%):
City of Centerville Revenue, 5.25%, 11/1/47, Continuously Callable @100 .............. 2,700 2,405
City of Middleburg Heights Revenue, Series A, 4.00%, 8/1/47, Continuously Callable @100 . 2,000 1,859
County of Cuyahoga Revenue, 4.75%, 2/15/47, Continuously Callable @100 ............ 9,000 8,724
County of Franklin Revenue, Series B, 5.00%, 7/1/45, Continuously Callable @103 ....... 5,000 4,178
County of Hamilton Revenue
5.00%, 1/1/51, Continuously Callable @100 ............................... 2,500 2,143
Series A, 5.75%, 1/1/53, Continuously Callable @103 ......................... 2,000 1,960
County of Lucas Revenue, Series A, 5.25%, 11/15/48, Continuously Callable @100 ....... 6,000 5,584
County of Montgomery Revenue
4.00%, 11/15/42, Continuously Callable @100 .............................. 2,500 2,254
4.00%, 11/15/45, Continuously Callable @100 .............................. 2,000 1,756
County of Ross Revenue, 5.00%, 12/1/49, Continuously Callable @100 ................ 9,100 9,333
Ohio Higher Educational Facility Commission Revenue, 6.00%, 9/1/47, Continuously Callable
@100 ........................................................... 4,475 4,481
Port of Greater Cincinnati Development Authority Revenue, Series CO, 5.00%, 5/1/25,
Continuously Callable @100(b) ........................................ 2,000 1,998
State of Ohio Revenue
4.00%, 11/15/40, Continuously Callable @100 .............................. 655 599
Series A, 4.00%, 1/15/50, Continuously Callable @100 ........................ 5,000 4,729
52,003
Oklahoma (1.1%):
Norman Regional Hospital Authority Revenue, 4.00%, 9/1/45, Continuously Callable @100 . 4,250 3,580
Oklahoma Development Finance Authority Revenue, Series B, 5.50%, 8/15/57, Continuously
Callable @100 ..................................................... 4,250 4,308
Oklahoma Municipal Power Authority Revenue, Series A, 4.00%, 1/1/47, Continuously
Callable @100 ..................................................... 10,000 9,601
Tulsa County Industrial Authority Revenue, 5.25%, 11/15/45 , Continuously Callable @102 .. 2,000 1,875
19,364
Oregon (0.6%):
City of Keizer Special Assessment, 5.20%, 6/1/31, Continuously Callable @100 .......... 605 606

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
16
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Deschutes County Hospital Facilities Authority Revenue, Series A, 4.00%, 1/1/46,
Continuously Callable @100 ........................................... $ 2,000 $ 1,932
Medford Hospital Facilities Authority Revenue, Series A, 4.00%, 8/15/50, Continuously
Callable @100 ..................................................... 3,800 3,544
Oregon State Facilities Authority Revenue, Series A, 4.00%, 10/1/51, Continuously Callable
@100 ........................................................... 1,000 840
Salem Hospital Facility Authority Revenue, 5.00%, 5/15/53, Continuously Callable @102 ... 1,000 912
Union County Hospital Facility Authority Revenue
5.00%, 7/1/47, Continuously Callable @100 ............................... 450 451
5.00%, 7/1/52, Continuously Callable @100 ............................... 1,325 1,312
Yamhill County Hospital Authority Revenue
Series A, 5.00%, 11/15/51, Continuously Callable @102 ....................... 1,180 916
Series B-2, 2.13%, 11/15/27, Continuously Callable @100 ..................... 155 148
10,661
Pennsylvania (8.2%):
Adams County General Authority Revenue, 4.00%, 8/15/45, Continuously Callable @100 ... 7,400 6,851
Allegheny County Hospital Development Authority Revenue, Series A, 5.00%, 4/1/47,
Continuously Callable @100 ........................................... 7,500 7,619
Allentown Commercial and IDA Revenue
6.25%, 7/1/47, Continuously Callable @100(b) ............................. 5,000 5,005
6.00%, 6/15/53, Continuously Callable @100 ............................... 1,600 1,662
Altoona Area School District, GO (INS - Build America Mutual Assurance Co.)
5.00%, 12/1/45, Pre-refunded 12/1/25 @ 100 ............................... 1,000 1,035
5.00%, 12/1/48, Pre-refunded 12/1/25 @ 100 ............................... 300 310
Armstrong School District, GO (INS - Build America Mutual Assurance Co.)
Series A, 4.00%, 3/15/38, Continuously Callable @100 ........................ 1,000 998
Series A, 4.00%, 3/15/41, Continuously Callable @100 ........................ 2,250 2,253
Berks County IDA Revenue
5.00%, 5/15/48, Pre-refunded  5/15/25 @ 102 .............................. 1,000 1,042
5.00%, 11/1/50, Continuously Callable @100 ............................... 8,500 4,381
Bucks County IDA Revenue, 4.00%, 8/15/50, Continuously Callable @100 ............. 3,000 2,792
Canon-McMillan School District, GO (INS - Build America Mutual Assurance Co.)
4.00%, 6/1/44, Continuously Callable @100 ............................... 3,500 3,513
4.00%, 6/1/48, Continuously Callable @100 ............................... 1,105 1,073
4.00%, 6/1/50, Continuously Callable @100 ............................... 6,065 5,827
Chester County IDA Revenue
6.00%, 10/15/52, Continuously Callable @100(b) ............................ 1,775 1,755
Series A, 5.25%, 10/15/47, Continuously Callable @100 ....................... 3,250 2,967
Commonwealth of Pennsylvania Certificate of Participation, Series A, 5.00%, 7/1/43,
Continuously Callable @100 ........................................... 1,000 1,041
County of Allegheny, GO, Series C-77, 5.00%, 11/1/43, Continuously Callable @100 ...... 3,170 3,375
County of Lehigh Revenue, 4.00%, 7/1/49, Continuously Callable @100 ............... 11,000 10,580
Delaware County Authority Revenue, 5.00%, 10/1/39, Continuously Callable @100 ....... 2,250 2,245
Delaware River Joint Toll Bridge Commission Revenue, 5.00%, 7/1/47, Continuously Callable
@100 ........................................................... 5,000 5,209
Lancaster IDA Revenue, 4.00%, 7/1/51, Continuously Callable @103 ................. 1,000 740
Montgomery County Higher Education and Health Authority Revenue, Series B, 4.00%,
5/1/52, Continuously Callable @100 ..................................... 6,000 5,559
Montgomery County IDA Revenue
5.00%, 12/1/48, Continuously Callable @102 ............................... 2,000 1,813
5.00%, 12/1/49, Continuously Callable @103 ............................... 2,000 2,011
Northampton County General Purpose Authority Revenue
4.00%, 8/15/40, Continuously Callable @100 ............................... 4,000 3,921
5.00%, 8/15/48, Continuously Callable @100 ............................... 2,440 2,516
Northeastern Pennsylvania Hospital & Education Authority Revenue
5.00%, 5/1/44, Continuously Callable @100 ............................... 1,000 973
5.00%, 5/1/49, Continuously Callable @100 ............................... 1,350 1,284
Pennsylvania Economic Development Financing Authority Revenue
4.00%, 7/1/46, Continuously Callable @103 ............................... 1,000 816
Series A, 4.00%, 10/15/51, Continuously Callable @100 ....................... 2,320 2,208
Pennsylvania Higher Educational Facilities Authority Revenue, Series A, 4.00%, 7/15/46,
Continuously Callable @100 ........................................... 2,025 1,648

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
17
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Series B, 4.00%, 12/1/51,
Continuously Callable @100 ........................................... $ 5,645 $ 5,335
Pennsylvania Turnpike Commission Revenue
5.00%, 12/1/37, Continuously Callable @100 ............................... 1,000 1,060
Series A, 4.00%, 12/1/49, Continuously Callable @100 ........................ 5,000 5,000
Series A-1, 5.00%, 12/1/46, Continuously Callable @100 ...................... 3,000 3,051
Series A-1, 5.00%, 12/1/47, Continuously Callable @100 ...................... 4,000 4,159
Series A-2, 5.00%, 12/1/33, Continuously Callable @100 ...................... 1,250 1,371
Series B, 5.00%, 6/1/39, Continuously Callable @100 ......................... 8,000 8,269
Series B, 4.00%, 12/1/51, Continuously Callable @100 ........................ 1,500 1,450
Series B-1, 5.00%, 6/1/42, Continuously Callable @100 ....................... 9,000 9,383
Reading School District, GO (INS - Build America Mutual Assurance Co.), Series A, 4.00%,
4/1/44, Continuously Callable @100 ..................................... 1,055 1,058
Scranton School District, GO (INS - Build America Mutual Assurance Co.), Series E, 4.00%,
12/1/37, Continuously Callable @100 .................................... 1,025 1,044
The School District of Philadelphia, GO
Series B, 5.00%, 9/1/43, Continuously Callable @100 ......................... 2,500 2,618
Series F, 5.00%, 9/1/37, Continuously Callable @100 ......................... 1,000 1,037
Series F, 5.00%, 9/1/38, Pre-refunded  9/1/26 @ 100 .......................... 10 10
Series F, 5.00%, 9/1/38, Continuously Callable @100 ......................... 1,990 2,057
Wilkes-Barre Area School District, GO (INS - Build America Mutual Assurance Co.)
4.00%, 4/15/49, Continuously Callable @100 ............................... 750 701
5.00%, 4/15/59, Continuously Callable @100 ............................... 3,000 3,080
145,705
Rhode Island (0.0%):(a)
Rhode Island Housing & Mortgage Finance Corp. Revenue, Series 2015-A, 6.85%, 10/1/24,
Continuously Callable @100 ........................................... 80 80
South Carolina (0.4%):
City of Rock Hill Combined Utility System Revenue, Series A, 4.00%, 1/1/49, Continuously
Callable @100 ..................................................... 2,500 2,439
Patriots Energy Group Revenue, Series A, 4.00%, 6/1/51, Continuously Callable @100 ..... 2,000 1,939
South Carolina Jobs-Economic Development Authority Revenue
5.00%, 11/15/47, Continuously Callable @103 .............................. 1,850 1,880
5.00%, 4/1/54, Continuously Callable @103 ............................... 1,000 855
4.00%, 4/1/54, Continuously Callable @103 ............................... 1,165 817
7,930
Tennessee (0.9%):
Greeneville Health & Educational Facilities Board Revenue, 5.00%, 7/1/44, Continuously
Callable @100 ..................................................... 2,000 2,073
Knox County Health Educational & Housing Facility Revenue, Series A-1, 5.50%, 7/1/54,
Continuously Callable @100 ........................................... 1,000 1,094
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board Revenue
5.00%, 7/1/46, Continuously Callable @100 ............................... 5,000 5,034
4.00%, 10/1/51, Continuously Callable @100 ............................... 1,000 839
Series A, 5.00% , 10/1/45, Continuously Callable @100 ........................ 1,500 1,508
Tennergy Corp. Revenue, Series A, 5.50%, 10/1/53, (Put Date 12/1/30)(g) .............. 5,000 5,349
15,897
Texas (16.0%):
Arlington Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund)
4.00%, 8/15/43, Continuously Callable @100 ............................... 10,000 9,775
4.00%, 8/15/44, Continuously Callable @100 ............................... 2,170 2,145
Series A, 5.00%, 2/15/41, Continuously Callable @100 ........................ 3,000 3,068
Series A, 5.00%, 12/1/53, Continuously Callable @100 ........................ 7,200 7,322
Bexar County Health Facilities Development Corp. Revenue
5.00%, 7/15/42, Continuously Callable @105 ............................... 600 520
4 .00%, 7/15/45, Continuously Callable @100 ............................... 8,450 5,909
Central Texas Regional Mobility Authority Revenue
4.00%, 1/1/41, Continuously Callable @100 ............................... 5,000 4,867
Series A, 5.00%, 1/1/45, Pre-refunded  7/1/25 @ 100 ......................... 3,500 3,587
Central Texas Turnpike System Revenue, Series C, 5.00%, 8/15/42, Continuously Callable
@100 ........................................................... 6,500 6,521

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
18
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Central Texas Turnpike System Revenue (INS - AMBAC Assurance Corp.), Series A,
8/15/30(c) ........................................................ $ 18,530 $ 15,036
City of Arlington Special Tax Revenue (INS - Assured Guaranty Municipal Corp.), Series A,
5.00%, 2/15/48, Continuously Callable @100 ............................... 6,500 6,759
City of Corpus Christi Utility System Revenue, 4.00%, 7/15/39, Continuously Callable @100 5,900 5,949
City of Garland Electric Utility System Revenue, Series A, 4.00%, 3/1/51, Continuously
Callable @100 ..................................................... 1,000 962
City of Houston Hotel Occupancy Tax & Special Revenue, 5.00%, 9/1/40, Continuously
Callable @100 ..................................................... 3,715 3,747
City of Laredo Waterworks & Sewer System Revenue, 4.00%, 3/1/41, Continuously Callable
@100 ........................................................... 700 703
Clifton Higher Education Finance Corp. Revenue
6.00%, 8/15/33, Continuously Callable @100 ............................... 1,000 1,002
6.00%, 8/15/43, Continuously Callable @100 ............................... 2,750 2,754
4.25%, 8/15/52, Continuously Callable @100 ............................... 1,500 1,407
Clifton Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund)
5.00%, 8/15/39, Continuously Callable @100 ............................... 4,250 4,282
4.00%, 8/15/44, Continuously Callable @100 ............................... 11,000 10,843
5.00%, 8/15/48, Continuously Callable @100 ............................... 10,000 10,391
County of Bexar Revenue
4.00%, 8/15/44, Continuously Callable @100 ............................... 500 484
4.00%, 8/15/49, Continuously Callable @100 ............................... 1,700 1,601
Del Mar College District, GO, Series A, 5.00%, 8/15/48, Continuously Callable @100 ..... 6,500 6,664
Everman Independent School District, GO (NBGA - Texas Permanent School Fund), 4.00%,
2/15/50, Continuously Callable @100 .................................... 4,500 4,300
Grand Parkway Transportation Corp. Revenue, 4.00%, 10/1/49, Continuously Callable @100 2,000 1,895
Greater Texas Cultural Education Facilities Finance Corp. Revenue, 4.00%, 3/1/50,
Continuously Callable @100 ........................................... 2,000 1,881
Harris County Cultural Education Facilities Finance Corp. Revenue, Series A, 5.00%, 6/1/38,
Continuously Callable @100 ........................................... 6,100 5,444
Harris County Hospital District Revenue, 4.00%, 2/15/42, Continuously Callable @100 .... 15,000 14,474
Karnes County Hospital District Revenue, 5.00%, 2/1/44, Continuously Callable @100 ..... 6,000 6,002
Kerrville Health Facilities Development Corp. Revenue, 5.00%, 8/15/35, Continuously
Callable @10 0 ..................................................... 1,900 1,943
Manor Independent School District, GO (NBGA - Texas Permanent School Fund), 5.00%,
8/1/52, Continuously Callable @100 ..................................... 15,095 15,798
Matagorda County Navigation District No. 1 Revenue
Series B-1, 4.00%, 6/1/30, Continuously Callable @100 ....................... 9,615 9,324
Series B-2, 4.00%, 6/1/30, Continuously Callable @100 ....................... 6,000 5,818
Midlothian Independent School District, GO (NBGA - Texas Permanent School Fund), 5.00%,
2/15/47, Continuously Callable @100 .................................... 15,000 15,511
New Hope Cultural Education Facilities Finance Corp. Revenue
4.00%, 11/1/55, Continuously Callable @103 ............................... 1,250 958
2.00% (2.00% PIK), 11/15/61, Callable 11/15/26 @ 105(f) ..................... 10,725 523
Series A, 5.00%, 7/1/47 , Callable 7/1/25 @ 100(f) ........................... 6,000 5,410
Series A, 5.00%, 4/1/48, Pre-refunded  4/1/26 @ 100 ......................... 1,250 1,300
Series A-1, 7.50%, 11/15/37 ........................................... 410 328
Series A-2, 7.50%, 11/15/36 ........................................... 2,565 2,102
New Hope Cultural Education Facilities Finance Corp. Revenue (INS - Assured Guaranty
Municipal Corp.), Series A1, 5.00%, 7/1/48, Continuously Callable @100 .......... 1,000 1,023
North Texas Tollway Authority Revenue
5.00%, 1/1/48, Continuously Callable @100 ............................... 3,750 3,886
Series B, 9/1/37, Pre-refunded  9/1/31 @ 64.1040(c) .......................... 3,000 1,529
Series B, 5.00%, 1/1/45, Continuously Callable @100 ......................... 5,000 5,048
North Texas Tollway Authority Revenue (INS - National Public Finance Guarantee Corp.),
Series B, 5.00%, 1/1/48, Continuously Callable @100 ......................... 5,000 5,136
Port of Port Arthur Navigation District Revenue
Series A, 3.85%, 4/1/40, Continuously Callable @100(e) ....................... 6,950 6,950
Series B, 3.85%, 4/1/40, Continuously Callable @100(e) ....................... 1,360 1,360
Series C, 3.85%, 4/1/40, Continuously Callable @100(e) ....................... 6,080 6,080
Red River Education Finance Corp. Revenue
4.00%, 6/1/41, Continuously Callable @100 ............................... 2,000 1,795
5.50%, 10/1/46, Continuously Callable @100 ............................... 3,000 3,048

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
19
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
San Antonio Education Facilities Corp. Revenue, 4.00%, 4/1/54, Continuously Callable @100 $ 1,000 $ 825
Tarrant County Cultural Education Facilities Finance Corp. Revenue
5.00%, 11/15/46, Continuously Callable @100 .............................. 1,000 962
Series A, 0.00%, 11/15/45, Callable 11/15/25 @ 100(f) ........................ 3,682 99
Series B, 0.00%, 11/15/36, Callable 11/15/25 @ 100(f) ........................ 2,945 79
Series B, 5.00%, 11/15/46, Continuously Callable @100 ....................... 9,000 8,652
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, 5.00%, 12/15/32 .......... 2,000 2,124
Texas Transportation Commission State Highway 249 System Revenue, 5.00%, 8/1/57,
Continuously Callable @100 ........................................... 5,000 5,038
Uptown Development Authority Tax Allocation
5.00%, 9/1/37, Continuously Callable @100 ............................... 4,365 4,411
5.00%, 9/1/40, Continuously Callable @100 ............................... 2,490 2,508
Series A, 5.00%, 9/1/39, Continuously Callable @100 ......................... 1,645 1,666
Waco Educational Finance Corp. Revenue, 4.00%, 3/1/51, Continuously Callable @100 .... 4,000 3,848
West Harris County Regional Water Authority Revenue
4.00%, 12/15/45, Continuously Callable @100 .............................. 1,600 1,587
4.00%, 12/15/49, Continuously Callable @100 .............................. 3,945 3,793
Ysleta Independent School District, GO (NBGA - Texas Permanent School Fund), 4.00%,
8/15/52, Continuously Callable @100 .................................... 5,000 4,865
285,621
Utah (0.2%):
Military Installation Development Authority Revenue
Series A-1, 4.00%, 6/1/41, Continuously Callable @103 ....................... 1,500 1,253
Series A-1, 4.00%, 6/1/52, Continuously Callable @103 ....................... 1,000 751
Utah Charter School Finance Authority Revenue
Series A, 5.63%, 6/15/42, Continuously Callable @100(b) ...................... 500 504
Series A, 4.00%, 10/15/51, Continuously Callable @100 ....................... 1,550 1,363
3,871
Vermont (0.5%):
Vermont Economic Development Authority Revenue, 4.00%, 5/1/45, Continuously Callable
@103 ........................................................... 1,350 1,070
Vermont Educational & Health Buildings Financing Agency Revenue
5.00%, 10/15/46, Continuously Callable @100 .............................. 7,000 6,577
6.00%, 10/1/52, Continuously Callable @100(b) ............................ 2,000 2,115
9,762
Virginia (0.6%):
Alexandria IDA Revenue
5.00%, 10/1/45, Pre-refunded 10/1/25 @ 100 ............................... 2,600 2,684
5.00%, 10/1/50, Pre-refunded 10/1/25 @ 100 ............................... 2,400 2,478
Lewistown Commerce Center Community Development Authority Tax Allocation
Series A, 6.05% , 3/1/44, Continuously Callable @103(f) ....................... 1,681 1,198
Series B, 6.05%, 3/1/44, Continuously Callable @103 ......................... 1,587 1,359
Series C, 2.25%, 3/1/54, Continuously Callable @100(f) ....................... 6,327 2,514
10,233
Washington (1.5%):
King County Public Hospital District No. 1, GO, 5.00%, 12/1/43, Continuously Callable @100 9,000 9,229
King County Public Hospital District No. 2, GO, Series A, 4.00%, 12/1/45, Continuously
Callable @100 ..................................................... 4,000 3,846
Skagit County Public Hospital District No. 1 Revenue, 5.50%, 12/1/54, Continuously Callable
@100 ........................................................... 1,000 1,062
Washington Health Care Facilities Authority Revenue, 4.00%, 7/1/42, Continuously Callable
@100 ........................................................... 5,500 4,925
Washington Higher Education Facilities Authority Revenue, 4.00%, 5/1/50, Continuously
Callable @100 ..................................................... 1,250 1,128
Washington State Housing Finance Commission Revenue
5.00%, 1/1/43, Continuously Callable @102(b) ............................. 3,055 2,643
6.13% , 7/1/53, Continuously Callable @103(b) ............................. 2,000 2,147
Series A, 5.00%, 7/1/48, Continuously Callable @103 ......................... 1,100 1,092
Series A-1, 3.50%, 12/20/35 ........................................... 959 890
26,962
West Virginia (0.3%):
West Virginia Hospital Finance Authority Revenue
5.00%, 1/1/43, Continuously Callable @100 ............................... 2,000 2,004

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
20
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Series A, 4.38%, 6/1/53, Continuously Callable @100 ......................... $ 2,000 $ 1,994
Series B, 6.00%, 9/1/53, Continuously Callable @100 ......................... 1,750 1,991
5,989
Wisconsin (3.1%):
Public Finance Authority Revenue
5.25%, 5/15/42, Continuously Callable @102(b) ............................ 2,200 1,972
5.00%, 7/1/44, Continuously Callable @100 ............................... 6,000 6,282
5.00%, 11/15/44, Continuously Callable @103 .............................. 455 467
4.00%, 1/1/45, Continuously Callable @100 ............................... 1,500 1,437
5.00%, 6/15/49, Continuously Callable @100 ............................... 1,480 1,414
5.00%, 6/15/49, Continuously Callable @100(b) ............................ 520 480
5.00%, 11/15/49, Continuously Callable @103 .............................. 2,400 2,437
4.00%, 2/1/51, Continuously Callable @100 ............................... 1,500 1,065
4.00%, 10/1/51, Continuously Callable @103 ............................... 2,185 1,942
4.00%, 1/1/52, Continuously Callable @103 ............................... 2,350 1,969
5.13%, 4/1/52, Continuously Callable @100 ............................... 3,000 3,053
5.00%, 6/15/53, Continuously Callable @100 ............................... 1,000 941
5.00%, 6/15/54, Continuously Callable @100(b) ............................ 455 413
Series A, 5.25%, 10/1/43, Continuously Callable @100 ........................ 3,090 3,043
Series A, 4.00%, 10/1/47, Continuously Callable @100 ........................ 4,740 4,367
Series A, 4.00%, 10/1/49, Continuously Callable @100 ........................ 11,000 10,422
Series A, 4.00%, 7/1/51, Continuously Callable @100 ......................... 1,000 765
Series A, 6.63%, 7/1/53, Continuously Callable @103(b) ...................... 570 582
Series A, 4.00%, 7/1/56, Continuously Callable @100 ......................... 2,250 1,655
Series A-1, 4.00%, 7/1/51, Continuously Callable @100(b) ..................... 2,870 2,358
Series L, 5.00%, 7/1/47 , Continuously Callable @100 ......................... 1,000 967
Series L, 5.00%, 7/1/52, Continuously Callable @100 ......................... 1,000 956
Public Finance Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 7/1/54, Continuously Callable @100 ......................... 1,285 1,317
Series A, 5.00%, 7/1/58, Continuously Callable @100 ......................... 1,500 1,533
Wisconsin Health & Educational Facilities Authority Revenue
4.00%, 1/1/47, Continuously Callable @103 ............................... 120 77
5.00%, 3/15/50, Continuously Callable @100 ............................... 1,175 1,181
4.00%, 12/1/51, Continuously Callable @100 ............................... 500 349
4.00%, 1/1/57, Continuously Callable @103 ............................... 3,000 1,715
Series B, 4.00%, 9/15/45, Continuously Callable @103 ........................ 475 375
55,534
Total Municipal Bonds (Cost $1,853,608)
a
a
a
1,758,081
Total Investments (Cost $1,853,608) — 98.6% 1,758,081
Other assets in excess of liabilities — 1.4% 24,699
NET ASSETS - 100.00% $ 1,782,780
(a) Amount represents less than 0.05% of net assets.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of February 29, 2024, the fair value of these securities was
$46,771 (thousands) and amounted to 2.6% of net assets.
(c) Zero-coupon bond.
(d) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(e) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(f) Currently the issuer is in default with respect to interest and/or principal payments.
(g) Put Bond.
AMBAC
—
American Municipal Bond Assurance Corporation
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
IDA
—
Industrial Development Authority
PIK
—
Payment-in-Kind

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
21
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ—Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Statement of Assets and Liabilities
February 29, 2024
22
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
Victory Tax Exempt
Long-Term Fund
Assets:
Investments, at value (Cost $1,853,608) $ 1,758,081
Cash 96
Receivables:
Interest 19,405
Capital shares issued 257
Investments sold 7,794
From Adviser 25
Prepaid expenses 20
Total Assets 1,785,678
Liabilities:
Payables:
Distributions 847
Capital shares redeemed 1,370
Accrued expenses and other payables:
Investment advisory fees 330
Administration fees 210
Custodian fees 2
Transfer agent fees 78
Compliance fees 1
Trustees' fees — (a)
12b-1 fees — (a)
Other accrued expenses 60
Total Liabilities 2,898
Commitments and contingencies (Note 4 )
Net Assets:
Capital 1,997,387
Total accumulated earnings/(loss) (214,607)
Net Assets $ 1,782,780
Net Assets
Fund Shares $ 1,737,393
Institutional Shares 42,037
Class A 3,350
Total $ 1,782,780
Shares (unlimited number of shares authorized with no par value):
Fund Shares 144,071
Institutional Shares 3,487
Class A 278
Total 147,836
Net asset value, offering and redemption price per share:(b)
Fund Shares $ 12 .06
Institutional Shares 12 .06
Class A 12 .04
Maximum Sales Charge — Class A 2 .25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 12 .32
(a) Rounds to less than $1 thousand.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Year Ended February 29, 2024
23
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory Tax Exempt
Long-Term Fund
Investment Income:
Interest $ 75,981
Total Income 75,981
Expenses:
Investment advisory fees 4,232
Administration fees — Fund Shares 2,658
Administration fees — Institutional Shares 47
Administration fees — Class A 6
Sub-Administration fees 28
12b-1 fees — Class A 10
Custodian fees 75
Transfer agent fees — Fund Shares 609
Transfer agent fees — Institutional Shares 49
Transfer agent fees — Class A 4
Trustees' fees 48
Compliance fees 17
Legal and audit fees 62
State registration and filing fees 67
Interfund lending fees — (a)
Other expenses 141
Recoupment of prior expenses waived/reimbursed by Adviser — (a)
Total Expenses 8,053
Less fees paid indirectly (71)
Expenses waived/reimbursed by Adviser (137)
Net Expenses 7,845
Net Investment Income (Loss) 68,136
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities (5,510)
Net change in unrealized appreciation/depreciation on investment securities 44,960
Net realized/unrealized gains (losses) on investments 39,450
Change in net assets resulting from operations $ 107,586
(a) Rounds to less than $1 thousand.

24
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Tax Exempt Long-Term Fund
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 68,136 $ 63,188 $ 65,699
Net realized gains (losses) (5,510) (18,256) (33,056)
Net change in unrealized appreciation/depreciation 44,960 (170,845) (102,892)
Change in net assets resulting from operations 107,586 (125,913) (70,249)
Distributions to Shareholders:
Fund Shares (66,753) (60,672) (65,256)
Institutional Shares (1,767) (1,836) (271)
Class A (138) (136) (96)
Change in net assets resulting from distributions to shareholders (68,658) (62,644) (65,623)
Change in net assets resulting from capital transactions (138,955) (124,706) (86,235)
Change in net assets (100,027) (313,263) (222,107)
Net Assets:
Beginning of period 1,882,807 2,196,070 2,418,177
End of period $ 1,782,780 $ 1,882,807 $ 2,196,070
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28.

25
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Tax Exempt Long-Term Fund
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 56,285 $ 79,268 $ 139,630
Distributions reinvested 55,926 50,833 55,245
Cost of shares redeemed (238,317) (249,726) (337,291)
Total Fund Shares $ (126,106) $ (119,625) $ (142,416)
Institutional Shares
Proceeds from shares issued $ 17,080 $ 42,667 $ 65,362
Distributions reinvested 1,751 1,779 242
Cost of shares redeemed (30,220) (50,846) (4,889)
Total Institutional Shares $ (11,389) $ (6,400) $ 60,715
Class A
Proceeds from shares issued $ 302 $ 1,634 $ 836
Distributions reinvested 124 124 83
Cost of shares redeemed (1,886) (439) (5,453)
Total Class A $ (1,460) $ 1,319 $ (4,534)
Change in net assets resulting from capital transactions $ (138,955) $ (124,706) $ (86,235)
Share Transactions:
Fund Shares
Issued 4,769 6,561 10,107
Reinvested 4,745 4,246 4,019
Redeemed (20,275) (20,706) (24,748)
Total Fund Shares (10,761) (9,899) (10,622)
Institutional Shares
Issued 1,443 3,529 4,939
Reinvested 149 149 18
Redeemed (2,560) (4,218) (366)
Total Institutional Shares (968) (540) 4,591
Class A
Issued 25 133 63
Reinvested 11 10 6
Redeemed (159) (36) (393)
Total Class A (123) 107 (324)
Change in Shares (11,852) (10,332) (6,355)
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
26
See notes to financial statements.
Victory Tax Exempt Long-Term Fund
Fund Shares
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Year
Ended
March 31,
2020
Year
Ended
March 31,
2019
Net Asset Value, Beginning of Period $11.79 $12.92 $13.71 $13.21 $13.28 $13.21
Investment Activities:
Net investment income (loss) 0.44(b) 0.39(b) 0.38(b) 0.42(b) 0.45(b) 0.49
Net realized and unrealized gains (losses) 0.28 (1.14) (0.79) 0.50 (0.07) 0.07
Total from Investment Activities 0.72 (0.75) (0.41) 0.92 0.38 0.56
Distributions to Shareholders from:
Net investment income (0.45) (0.38) (0.38) (0.42) (0.45) (0.49)
Total Distributions (0.45) (0.38) (0.38) (0.42) (0.45) (0.49)
Net Asset Value, End of Period $12.06 $11.79 $12.92 $13.71 $13.21 $13.28
Total Return(c)(d) 6.22% (5.79)% (3.15)% 7.00% 2.74% 4.39%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.43%(i) 0.46% 0.50% 0.47% 0.48% 0.48%
Net Investment Income (Loss)(e) 3.75% 3.49% 2.73% 3.13% 3.36% 3.73%
Gross Expenses(e)(h) 0.44%(i) 0.47% 0.50% 0.48% 0.48% 0.48%
Supplemental Data:
Net Assets at end of period (000's) $1,737,393 $1,825,576 $2,127,775 $2,404,178 $2,403,342 $2,362,819
Portfolio Turnover(c)(j) 4% 10% 10% 21% 24% 13%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

27
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Tax Exempt Long-Term Fund
Institutional Shares
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
June 29,
2020(b)
through
March 31,
2021
Net Asset Value, Beginning of Period $11.79 $12.91 $13.71 $13.40
Investment Activities:
Net investment income (loss)(c) 0.44 0.39 0.39 0.31
Net realized and unrealized gains (losses) 0.28 (1.12) (0.81) 0.32
Total from Investment Activities 0.72 (0.73) (0.42) 0.63
Distributions to Shareholders from:
Net investment income (0.45) (0.39) (0.38) (0.32)
Total Distributions (0.45) (0.39) (0.38) (0.32)
Net Asset Value, End of Period $12.06 $11.79 $12.91 $13.71
Total Return(d)(e) 6.24% (5.69)% (3.16)% 4.71%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h)(i) 0.41%(j) 0.44% 0.44% 0.44%
Net Investment Income (Loss)(f) 3.77% 3.52% 2.92% 3.03%
Gross Expenses(f)(i) 0.53%(j) 0.59% 0.65% 0.98%
Supplemental Data:
Net Assets at end of period (000's) $42,037 $52,513 $64,506 $5,533
Portfolio Turnover(d)(k) 4% 10% 10% 21%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning June 29, 2020, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.
(h) The amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(i) Does not include acquired fund fees and expenses, if any.
(j) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(k) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
28
See notes to financial statements.
Victory Tax Exempt Long-Term Fund
Class A
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Year
Ended
March 31,
2020
Year
Ended
March 31,
2019
Net Asset Value, Beginning of Period $11.77 $12.90 $13.69 $13.19 $13.26 $13.19
Investment Activities:
Net investment income (loss) 0.42(b) 0.36(b) 0.35(b) 0.40(b) 0.43(b) 0.46
Net realized and unrealized gains (losses) 0.27 (1.13) (0.79) 0.50 (0.08) 0.08
Total from Investment Activities 0.69 (0.77) (0.44) 0.90 0.35 0.54
Distributions to Shareholders from:
Net investment income (0.42) (0.36) (0.35) (0.40) (0.42) (0.47)
Total Distributions (0.42) (0.36) (0.35) (0.40) (0.42) (0.47)
Net Asset Value, End of Period $12.04 $11.77 $12.90 $13.69 $13.19 $13.26
Total Return (excludes sales charge)(c)(d) 6.01% (5.97)% (3.33)% 6.80% 2.53% 4.16%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.64%(i) 0.66% 0.69% 0.67% 0.70% 0.70%
Net Investment Income (Loss)(e) 3.54% 3.32% 2.56% 2.94% 3.15% 3.51%
Gross Expenses(e)(h) 1.13%(i) 1.18% 1.11% 1.08% 1.01% 0.94%
Supplemental Data:
Net Assets at end of period (000's) $3,350 $4,718 $3,789 $8,466 $7,680 $7,745
Portfolio Turnover(c)(j) 4% 10% 10% 21% 24% 13%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
February 29, 2024
Victory Portfolios III
29
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following Fund (the "Fund"):
The Fund is classified as diversified under the 1940 Act. Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the
“Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the "Board"),  has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s net asset value to be more reliable than it otherwise would be.
A summary of the valuations as of February 29, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Tax Exempt Long-Term Fund Tax Exempt Long-Term Fund Fund Shares, Institutional Shares,
and Class A

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
30
As of February 29, 2024, there were no significant transfers into/out of Level 3.
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.
Below-Investment-Grade Securities:
The Fund may invest in below-investment-grade securities (i.e., lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Interest income is recorded daily on the accrual basis. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statement of Operations.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28 or February 29 for leap years.
For the year ended February 29, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended February 29, 2024, were as follows (amounts in thousands):
Level 1 Level 2 Level 3 Total
Tax Exempt Long-Term Fund
Municipal Bonds .............................................. $ — $ 1,758,081 $ — $ 1,758,081
Total ....................................................... $ — $ 1,758,081 $ — $ 1,758,081

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
31
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”).
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund’s average daily net assets. Amounts incurred and paid to
VCM for the year ended February 29, 2024, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper General & Insured Municipal Debt Funds Index. The Lipper General & Insured Municipal Debt Funds Index tracks the total return performance of the largest funds within the Lipper General & Insured Municipal Debt Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
(
a
)
Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper General & Insured Municipal Debt Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the year ended February 29, 2024, performance adjustments were:
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the year ended February
29, 2024, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, and 0.15%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, and Class A, respectively. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as Sub-Administration
fees.
Excluding U.S. Government
Securities
Purchases Sales
Tax Exempt Long-Term Fund ................................................................. $ 66,848 $ 192,554
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 20 to 50  +/- 4
+/- 51 to 100  +/- 5
+/- 101 and greater  +/- 6
Tax Exempt Long-Term Fund Fund Shares
Institutional
Shares Class A
in thousands $ (858) $ (12) $ (2)
as annual % rate (0.05)% (0.02)% (0.06)%

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
32
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares and Class A are paid monthly based on a fee accrued daily at an annualized rate of 0.10% and 0.10%, respectively, of average daily net assets, plus out-of-pocket expenses.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to the Distributor for the year ended February 29, 2024, are reflected on the Statement of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the year ended February 29, 2024, the
Distributor received less than $1 thousand from commissions earned in connection with sales of Class A.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the year ended
February 29, 2024, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2024. Under the terms of the agreement, the
Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the
Fund in any fiscal year exceed the expense limits of such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits.
As of February 29, 2024, the expense limits (excluding voluntary waivers) were:
Under the terms of the expense limitation agreement, as amended June 22, 2023, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at February 29, 2024. For the year ended February 29, 2024, recoupment in the amount of less than
$1 thousand was paid to the Adviser.
As of February 29, 2024, the following amounts are available to be repaid to the Adviser (amounts in thousands):
* Amount expired March 31, 2024.
** Amount expires by March 31, 2025.
In effect until June 30, 2024
Fund Shares Institutional Shares Class A
Tax Exempt Long-Term Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.48% 0.44% 0.70%
Expires
2024*
Expires
2025**
Expires
2026
Expires
2027 Total
Tax Exempt Long-Term Fund ................................ $ 10 $ 35 $ 201 $ 137 $ 383

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
33
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended February 29, 2024.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Debt Securities Risk  — The value of a debt security or other income-producing security changes in response to various factors including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer's ability to timely meet its debt obligations as they come due.
Credit Risk — The fixed-income securities in the Fund’s portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-
income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.
Interest Rate Risk — The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for tax-exempt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates.
To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can increase the security’s sensitivity to interest rate changes.
Decisions by the U.S. Federal Reserve (also known as the “Fed”)  regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended February 29, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 26, 2024, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the year ended February 29, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Fund during the year ended February 29, 2024, were as follows (amounts in thousands):

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
34
* Based on the number of days borrowings were outstanding for the year ended February 29, 2024.
7. Federal Income Tax Information:
Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of February 29, 2024, on the Statement of Assets and Liabilities, there were no permanent book-to-tax difference reclassification adjustments.
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
* Effective February 28, 2023, the Fund's fiscal year end changed from March 31 to February 28.
As of February 29, 2024, the components of accumulated earnings/(loss) on a tax basis were as follows (amounts in thousands):
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to defaulted bond ad-
justments.
As of February 29, 2024, the Fund had net capital loss carryforwards as shown in the table below (amounts in thousands). It is unlikely that the
Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
Borrower or
Lender
Amount
Outstanding at
February 29, 2024
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Tax Exempt Long-Term Fund ....................... Borrower $ — $ 1,157 5.62% $ 1,157
Year Ended February 29, 2024
Distributions Paid
From:
Ordinary
Income
Total Taxable
Distributions
Tax-Exempt
Income
Total
Distributions
Paid
Tax Exempt Long-Term Fund .................................. $ 177 $ 177 $ 68,481 $ 68,658
11 Months Ended February 28, 2023*
Tax-Exempt
Income
Total
Distributions
Paid
Tax Exempt Long -Term Fund
...............................................................
$ 62,644 $ 62,644
Year Ended March 31, 2022
Tax-Exempt
Income
Total
Distributions
Paid
Tax Exempt Long -Term Fund
...............................................................
$ 65,623 $ 65,623
Undistributed
Tax-Exempt
Income
Distributions
Payable
Accumulated
Earnings
(Loss)
Accumulated
Capital and
Other Losses
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings
(Loss)
Tax Exempt Long-Term Fund ...... $ 9,789 $ (5,322) $ 4,467 $ (121,051) $ (98,023) $ (214,607)
Short-Term
Amount
Long-Term
Amount Total
Tax Exempt Long-Term Fund ............................................. $ (18,651) $ (102,400) $ (121,051)

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
35
As of February 29, 2024, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
8. New Regulatory Pronouncement:
In October 2022, the SEC adopted the Tailored Shareholder Reports Rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Tax Exempt Long-Term Fund ........................... $ 1,856,104 $ 35,821 $ (133,844) $ (98,023)

36
Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Victory Tax Exempt Long-Term Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Victory Tax Exempt Long-Term Fund (the “Fund”) (one of the funds constituting Victory Portfolios III (the “Trust”)), including the schedule of portfolio investments, as of February 29, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended and the period from April 1, 2022 through February 28, 2023 and the year ended March 31, 2022, the financial highlights for the year then ended and the period from April 1, 2022 through February 28, 2023 and each of the four years in the period ended March 31, 2022, and the related notes (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Victory Portfolios III) at February 29, 2024, the results of its operations for the year then ended, the changes in its net assets for the year then ended and the period from April 1, 2022 through February 28, 2023 and the year ended March 31, 2022, and its financial highlights for the year then ended and the period from April 1, 2022 through February 28, 2023 and each of the four years in the period ended
March 31, 2022, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 29, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Victory Capital investment companies since 1995.
San Antonio, Texas
April 26, 2024

Supplemental Information
February 29, 2024
Victory Portfolios III
37
(Unaudited)
Trustee and Officer Information
Board of Trustees:
Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the
State of Delaware. There are currently seven Trustees, six of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (“Independent Trustees”) and one of whom is an “interested person” of the Trust within the meaning of that term under the
1940 Act (“Interested Trustee”). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.
The following tables list the Trustees, their date of birth, position with the Trust, commencement of service, principal occupations during the past five years, and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange
Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 45 portfolios in the Trust. Each Trustee’s address is c/o Fund
Administration, 15935 La Cantera Pkwy, San Antonio, TX 78256.
Name and Date of
Birth
Position Held with the
Trust
Date Commenced
Service
Principal Occupation During Past
5 Years
Other Directorships Held During Past
5 Years
Independent Trustees
Jefferson C. Boyce
(September 1957)
Independent
Chair
Trustee since
September 2013,
Independent Chair
since January 2021
Retired. Westhab, Inc., New York Theological
Seminary, American Filtration Corp.
Dawn M. Hawley
(February 1954)
Trustee April 2014 Retired. None.
Daniel S. McNamara
(June 1966)
Trustee January 2012 Trustee, President, and Vice
Chairman of USAA ETF Trust (6/17-
6/19); President of Financial Advice
& Solutions Group (FASG), USAA
(2/13-3/21); Director of USAA Asset
Management Company (AMCO),
(8/11-6/19); Chairman of Board of
AMCO (4/13-6/19); Director of
USAA Investment Services Company
(ISCO) (formerly USAA Investment
Management Company) (9/09-3/21);
Chairman of Board of ISCO (4/13-
12/20); President and Director of
USAA Shareholder Account Services
(SAS) (10/09-6/19); Chairman of
Board of SAS (4/13-6/19); Senior
Vice President of USAA Financial
Planning Services Insurance Agency,
Inc. (FPS) (4/11-3/21); Director and
Vice Chairman of FPS (12/13-3/21);
President and Director of USAA
Investment Corporation (ICORP)
(3/10-3/21); Chairman of Board of
ICORP (12/13-3/21); Director of
USAA Financial Advisors, Inc. (FAI)
(12/13-3/21); Chairman of Board of
FAI (3/15-3/21).
None.
Richard Y.
Newton, III
(January 1956)
Trustee March 2017 Director, Elta North America (1/18-
8/19), which is a global leader in the
design, manufacture, and support
of innovative electronic systems in
the ground, maritime, airborne, and
security domains for the nation’s
warfighters, security personnel, and
first responders; Managing Partner,
Pioneer Partnership Development
Group (12/15-present).
Terran Orbital Corp., American Made
Filtration Corp.

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
38
(Unaudited)
* Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.
The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.
Barbara B. Ostdiek,
Ph.D. (March 1964)
Trustee January 2008 Senior Associate Dean of Degree
programs at Jesse H. Jones Graduate
School of Business at Rice University
(7/13-present); Associate Professor
of Finance at Jesse H. Jones Graduate
School of Business at Rice University
(7/01-7/21); Professor of Finance
at Jesse H. Jones Graduate School
of Business at Rice University
(7/21-present).
None.
John C. Walters
(February 1962)
Trustee July 2019 Retired. Guardian Variable Products Trust
(16 series)
Interested Trustee
David C. Brown*
(May 1972)
Trustee July 2019 Chief Executive Officer and
Chairman (since 2013), the Adviser;
Chief Executive Officer and
Chairman (since 2013), Victory
Capital Holdings, Inc.; Director
(since 2013), Victory Capital
Services, Inc.; Director (since 2019),
Victory Capital Transfer Agency, Inc.
Trustee, Victory Portfolios; Board
Member, Victory Capital Services, Inc.

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
39
(Unaudited)
Officers:
The officers of the Trust are elected by the Board to actively supervise the Trust’s day-to-day operations. The officers of the Trust, their date of birth, the length of time served, and their principal occupations during the past five years are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the
Trust is 15935 La Cantera Parkway, San Antonio, Texas 78256. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.
Name and Date of Birth Position with the Trust
Date Commenced
Service Principal Occupation During Past 5 Years
James K. De Vries
(April 1969)
President March 2018 Head of Fund Administration, the Adviser (5/1/23-present); Vice
President, Victory Capital Transfer Agency, Inc. (4/20/23-present);
Executive Director, the Adviser (7/1/19-4/30/23); Executive
Director, Investment and Financial Administration, USAA (2012-
6/30/19); Treasurer, USAA Mutual Funds Trust (2018-4/30/23).
Mr. De Vries also serves as the Principal Executive Officer for the Funds, Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.
Scott A. Stahorsky
(July 1969)
Vice President July 2019 Director, Third-Party Dealer Services & Reg Administration, Fund
Administration, the Adviser (5/1/23-present); Vice President,
Victory Capital Transfer Agency, Inc. (4/20/23-present); Manager,
Fund Administration, the Adviser (2015-4/30/23). Mr. Stahorsky
also serves as Vice President of Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Thomas Dusenberry
(July 1977)
Secretary June 2022 Director, Fund Administration, the Adviser (5/1/23-present);
Manager, Fund Administration, the Adviser (2022-4/30/23);
Treasurer and Principal Financial Officer (2020-2022), Assistant
Treasurer (2019), Salient MF Trust, Salient Midstream, MLP
Fund, and Forward Funds; Principal Financial Officer (2018-
2021) and Treasurer (2020-2021), Salient Private Access Funds
and Endowment PMF Funds; Senior Vice President of Fund
Accounting and Operations, Salient Partners (2020-2022); Director
of Fund Operations, Salient Partners (2016-2019). Mr. Dusenberry
also serves as Secretary of Victory Portfolios, Victory Portfolios II
and Victory Variable Insurance Funds.
Allan Shaer
(March 1965)
Treasurer July 2019 Senior Vice President, Financial Administration, Citi Fund Services
Ohio, Inc. (since 2016). Mr. Shaer also serves as the Funds’
Principal Financial and Accounting Officer. Mr. Shaer also serves as Treasurer of Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.
Christopher A. Ponte
(March 1984)
Assistant Treasurer May 2023 Director, Fund and Broker Dealer Finance, the Adviser
(5/1/23-present); Manager, Fund Administration, the Adviser
(2017-4/30/23); Chief Financial Officer, Victory Capital Services,
Inc. (since 2018). Mr. Ponte also serves as Assistant Treasurer of Victory Portfolios, Victory Portfolios II and Victory Variable
Insurance Funds.
Carol D. Trevino
(October 1965)
Assistant Treasurer September 2018 Director, Financial Reporting, Fund Administration, the Adviser
(5/1/23-present); Director, Accounting and Finance, the Adviser
(7/1/19-4/30/23); Accounting/Financial Director, USAA (12/13-
6/30/19). Ms. Trevino also serves as Assistant Treasurer Victory
Portfolios, Victory Portfolios II and Victory Variable Insurance
Funds.
Sean Fox
(September 1976)
Chief Compliance Officer June 2022 Senior Compliance Officer, the Adviser (2019-present);
Compliance Officer, the Adviser (2015-2019). Mr. Fox also
serves as Chief Compliance Officer for Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Michael Bryan
(December 1962)
Anti-Money Laundering
Compliance Officer and
Identity Theft Officer
May 2023 Vice President, CCO Compliance Support Services, Citi Fund
Services Ohio, Inc. (2008-present). Mr. Bryan also serves as the
Anti-Money Laundering Compliance Officer and identity Theft
Officer for Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.

Victory Portfolios III
40
(Unaudited)
Supplemental Information — continued
February 29, 2024
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Fund’s Statement of Additional Information on our website or upon request by calling 800-235-8396. The Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and is available on the SEC’s website at sec.gov.
Expense Examples
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2)
ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1,
2023, through February 29, 2024.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
9/1/23
Actual
Ending
Account
Value
2/29/24
Hypothetical
Ending
Account
Value
2/29/24
Actual
Expenses
Paid During
Period
9/1/23 - 2/29/24*
Hypothetical
Expenses
Paid During
Period
9/1/23 - 2/29/24*
Annualized
Expense Ratio
During Period
9/1/23 - 2/29/24
Tax Exempt Long-Term Fund
Fund Shares ............................ $ 1,000.00 $ 1,055.00 $ 1,022.68 $ 2.25 $ 2.21 0.44%
Institutional Shares ....................... 1,000.00 1,055.10 1,022.82 2.09 2.06 0.41%
Class A ............................... 1,000.00 1,053.10 1,021.68 3.27 3.22 0.64%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Portfolios III
41
(Unaudited)
Supplemental Information — continued
February 29, 2024
Additional Federal Income Tax Information
For the fiscal year ended February 29, 2024, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
For the year ended February 29, 2024, the Fund designated tax-exempt distributions in the amount of $68,481 thousand.

Victory Portfolios III
42
(Unaudited)
Supplemental Information — continued
February 29, 2024
Considerations of the Board in Continuing the Investment Advisory Agreements
Victory Tax Exempt Long-Term Fund (the “Fund”)
At a meeting of the Board of Trustees (the “Board”) of Victory Portfolios III (the “Trust”) held on December 7-8, 2023, the Board, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the
“Independent Trustees”), approved for an annual period the continuance of the Investment Advisory Agreement (the “Advisory Agreement”)
between the Trust and Victory Capital Management Inc. (the “Adviser”) with respect to the Fund. Prior to the December 7-8, 2023 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 17, 2023.
In advance of the foregoing meetings, the Trustees requested, received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund’s investment performance, expenses, and fees to comparable investment companies; (ii)
information concerning the services rendered to the Fund, as well as information regarding the Adviser’s revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser’s operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees (“Independent Counsel”) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The
Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with
Independent Counsel at which no representatives of management were present.
At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund’s performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory
Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser’s profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board’s and its committees’ consideration of the Advisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser in prior years and that the Board’s conclusions may be based, in part, on its consideration of these same arrangements in prior years.
ADVISORY AGREEMENT
After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.
Nature, Extent, and Quality of Services – In considering the nature, extent, and quality of the services provided by the Adviser under the
Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board considered that the Adviser manages the Fund’s assets directly through one or more investment franchises, and in doing so, continuously supervises the investment and reinvestment of cash and securities comprising the Fund’s assets. The Board also considered that the Adviser monitors pertinent economic, statistical, and financial data to determine which issuers and securities to include in the Fund’s portfolio as part of a continuous investment program. The Board also took into account its knowledge of the Adviser’s management and the quality of the performance of the
Adviser’s duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the
Fund, the Adviser and its affiliates provide administrative services, transfer agency services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the
Trust.
The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund’s compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.
The Board considered the Adviser’s management style and the performance of the Adviser’s duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund’s brokerage, including the Adviser’s process for monitoring “best execution,” also was considered. The Adviser’s role in coordinating the activities of the Fund’s other service providers was also considered.
The Board also considered the Adviser’s risk management processes. The Board considered the Adviser’s financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
43
(Unaudited)
Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.
The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the
Adviser’s oversight of the Fund’s day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser’s compliance and administrative staff.
Expenses and Performance – In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund’s advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund’s expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the “expense group”) and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the “expense universe”). Among other data, the Board noted
that the Fund’s net management fee rate – which includes advisory and administrative services and the effects of any performance adjustment, as well as any fee waivers and reimbursements – was below the medians of its expense group and expense universe. The data indicated that the
Fund’s total expenses, including after any reimbursements, were below the medians of its expense group and expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above, and noted the high quality of services received by the Fund.
In considering the Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund’s performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund’s average annual total returns relative to its
Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the “performance universe”). The
Fund’s performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/
objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund’s performance was below the average of its performance universe for the one- and five-year periods ended June 30, 2023, was above the average of its performance universe for the three- and ten-year periods ended June 30, 2023, and was below its Lipper index for the one-, three-, five- and ten-year periods ended June 30, 2023. The Board took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance for certain periods.
As part of its consideration, the Board factored into its evaluation of the Fund’s expenses and performance, the potential limitations inherent in the methodology used by the independent third party for developing and constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. In this regard, the Board also noted that the methodology may result in the Fund’s being included in one peer group one year and in a different peer group the next, and in similar funds being included in different peer groups. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by the third party provided a useful measure of comparative expenses and performance.
Compensation and Profitability – The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser’s business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the
Adviser waived a portion of its management fees and/or reimbursed certain expenses with respect to the Fund. The Trustees reviewed the profitability of the Adviser’s relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide transfer agency services, shareholder servicing and administrative services to the Fund for which they receive compensation. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.
Economies of Scale – The Board considered whether there should be changes in the management fee rate or structure in order to enable the
Fund to participate in any economies of scale. The Board also considered the fee waiver and expense reimbursement arrangements by the
Adviser. The Board took into account management’s discussion of the Fund’s current advisory fee structure. The Board also considered the effect of the change in size, if any, of each of the Fund’s classes on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board also considered the Adviser’s reinvestment in the business in the form of adding to investment capabilities and resources, improvements in technology, and customer service. The Board determined that the current investment management fee structure was reasonable.
Other Benefits – The Board also considered the potential direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. These potential benefits included, among other things, the opportunity to offer additional products and services to the Fund’s shareholders.
Conclusions – The Board reached the following conclusions regarding the Fund’s Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
44
(Unaudited)
maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund’s advisory fees are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser’s and its affiliates’ level of profitability from their relationship with the
Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

Victory Portfolios III
45
(Unaudited)
Supplemental Information — continued
February 29, 2024
Liquidity Risk Management Program:
The Fund has adopted and implemented a written liquidity risk management program (the “LRMP”) as required by Rule 22e-4 under the
Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to
Financial Statements). The Fund’s Board of Trustees approved the appointment of the Fund’s investment adviser, Victory Capital Management
Inc. (“Victory Capital”), as the administrator of the LRMP.
Victory Capital manages liquidity risks associated with the Fund’s investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of the Fund’s investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid, or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Fund’s portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.
At a meeting held on March 15, 2024, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Fund did not experience any significant liquidity challenges during the covered period, and the Fund’s LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure the Fund is able to meet redemption requests without significant dilution to the remaining investors’ interest in the Fund. During the review period, the Fund’s portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that the
Fund reasonably expected to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a highly liquid investment minimum. The Fund’s investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-RN and recommended no material changes to the LRMP.

Victory Portfolios III
46
(Unaudited)
Supplemental Information — continued
February 29, 2024
Privacy Policy
Facts
WHAT DOES VICTORY
DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect, and share depend on the product or service you have with us. This information can include:
■ Social Security number and income.
■ Account balances and account transactions.
■ Data from public sources and third-party data services.
How?
All financial companies need to share customers’ personal information to run their everyday business as permitted by law. For example, we share with print and mail companies that assist us in sending mail. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons Victory chooses to share and whether you can limit this sharing.
Reasons we can share your personal information
Does
Victory
share?
Can you limit
this sharing?
For our everyday business purposes —
such as to process your transactions, maintain your accounts, respond to court orders and legal investigations, or report to credit bureaus
Yes No
For our marketing purposes —
to offer products and services provided by Victory
Yes No
For joint marketing —
sharing with other financial companies to jointly market the other company’s products or services
No
We do not
share
For everyday business purposes of the Victory family of companies —
this can include information about your Victory transactions and experiences
Yes No
For everyday business purposes of the Victory family of companies —
this can include information about your creditworthiness or insurability
No
We do not
share
For non-Victory companies to market to you
No
We do not
share

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
47
(Unaudited)
To limit our
sharing
■ Visit us online: vcm.com/optout
■ Call (877) 660-4400 – our menu will prompt you through your choices.
Please note:
If you are a new customer, we can begin sharing this information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share and protect your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call your account representative or (877) 660-4400 and ask to speak to a representative.
Who we are
Who is providing this notice? Victory Capital Holdings, Inc., and its family of companies, including companies identified with the Victory Capital name as described in the affiliates section below.
What we do
How does Victory protect my
personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Victory collect my
personal information?
We collect your personal information, for example, when you:
■ Open an account or make deposits or withdrawals from your account.
■ Give us your contact or account information.
■ Direct us to buy or sell securities.
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing? Federal law gives you the right to limit only:
■ Sharing among affiliated companies for everyday business purposes information about your creditworthiness and insurability.
■ Affiliates from using your information to market to you.
■ Sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
What happens when I limit
sharing for an account I hold
jointly with someone else?
Your choices will apply to everyone on your account.
Definitions
Victory family of companies
(affiliates)
Companies owned or controlled by Victory Capital Holdings, Inc. They can be financial and nonfinancial companies in the Victory family of companies.
■ The Victory family of companies includes: companies with a Victory Capital name, including without limitation Victory Capital Services, Inc., Victory
Capital Transfer Agency, Inc., Victory Capital Management Inc. and its
subsidiaries, RS Investments (UK) Limited, RS Investments (Hong Kong)
Limited, and RS Investment Management (Singapore) Pte. Ltd., as well as pooled vehicles managed or administered by Victory Capital Management
Inc., from time to time.

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
48
(Unaudited)
Non-Victory companies
(nonaffiliates)
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
■ We only share with non-Victory companies to service transactions you request or as necessary to provide our services.
■ We do not share with non-Victory companies so they can market their products to you.
Joint Marketing A formal agreement between a Victory company and a non-Victory financial company to market the non-Victory company’s products or services to you.
■ We do not share with any non-Victory financial company for joint marketing.
Other important information
For Nevada Residents : Nevada law requires that we tell you about the option to be placed on our internal do-
not-call list. If you’d rather not receive sales calls from us, please call (877) 660-4400 and ask to speak to a representative so we can place you on our do-not-call list.
You may also contact: Bureau of Consumer Protection Office of the Nevada Attorney General, 555 E. Washington
Ave., Ste. 3900, Las Vegas, NV 89101, call 1-702-486-3132 or Email: BCPINFO@ag.state.nv.us.
For Vermont Residents : In accordance with Vermont law, we will not share information we collect about you with companies who are not affiliates, except as permitted by law, such as with your consent or to service your accounts.
We will not share information about your creditworthiness with our affiliates without your authorization or consent, but we may share information about our transactions or experiences with you with our affiliates as permitted by law.
For California Residents : In accordance with California law, we will not share information we collect about you with nonaffiliates, except as allowed by law. For example, we may share information with your consent or to service your accounts. Among our affiliates, we will limit information sharing to the extent required by California law.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
40858-0424

February 29, 2024
Annual Report
Victory Tax Exempt Money Market Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Shareholder Letter (Unaudited) 2
Manager’s Commentary (Unaudited) 4
Investment Overview (Unaudited) 5
Investment Objective and Portfolio Holdings (Unaudited) 6
Schedule of Portfolio Investments 7
Financial Statements
Statement of Assets and Liabilities
10
Statement of Operations
11
Statements of Changes in Net Assets
12
Financial Highlights
13
Notes to Financial Statements 14
Report of Independent Registered Public Accounting Firm 19
Supplemental Information (Unaudited)
Trustee and Officer Information
20
Proxy Voting and Portfolio Holdings Information
23
Expense Example
23
Additional Federal Income Tax Information
24
Advisory Contract Approval
25
Privacy Policy
28

2
Victory Funds Letter to Shareholders
(Unaudited)
Dear Shareholder,
The past year provided us with a stark reminder of just how quickly the investing environment and sentiment can shift. Fortunately, this time the change was for the better.
While 2022 was marred by stomach-churning volatility and steep drawdowns in both equities and bonds, it was a different story in our most recent annual reporting period ending February 29, 2024. Despite the ongoing challenges and uncertainties, investors benefited from a rebound in both stock and bond markets.
Looking back, it wasn’t clear sailing the entire year, and there were plenty of twists and turns along the way. An early-year relief rally was a welcome respite for investors, with some of the most beaten down growth-oriented sectors leading the market higher. However, the rebound was threatened in March due to some unusual turmoil within the banking sector, which resulted in the collapse of a few large regional banks. This turmoil sparked fears of a liquidity crunch and a wider banking contagion, and volatility increased while equities retreated. Fortunately, the U.S. Federal Reserve (the “Fed”) took quick action to restore confidence in the banking system. It also helped that the Fed finally paused its long series of aggressive rate hikes as inflation data finally began to cool.
Financial markets resumed their rally in the spring and early summer, but as we moved into the fall, markets reversed yet again.
Investors began wondering if the Fed would be able to remove all the excess liquidity that had been used to support the economy during the pandemic without causing a recession. Ironically, good news on the economy had become bad news on the interest-
rate outlook.
As we moved deeper into the third quarter of 2023, markets struggled with the renewed notion that interest rates would remain
“higher-for-longer,” which seemingly had become the Fed’s new mantra. Yields moved higher (peaking for the year), and equities sold off as many pundits were predicting an imminent recession.
However, as we approached year-end and eased into a new year, yields declined and equities moved sharply higher. Although it wasn’t a straight line by any means, in our view, the past 12 months have been a near-best-case scenario after the tumult of the prior year. The economy proved resilient, corporate earnings continued to meet or exceed expectations, labor markets eased, and key measures of inflation moderated. Financial markets even began pricing in a series of rate cuts for 2024, though whether this comes to fruition will be data-dependent in the months ahead.
In terms of the numbers, the S&P 500
®
Index, the bell-weather proxy for our domestic stock market, delivered an impressive total return of 30.45% for our annual reporting period. Bonds also rebounded from a dreadful prior year. The Bloomberg U.S.
Aggregate Bond Index—a proxy for a diversified fixed income portfolio and one that many investors and institutions follow closely—delivered a total return of 3.33% for the 12-month reporting period.
Although the past year was constructive for investors, it’s important to remember that it was a winding road replete with many challenges. As we have championed before, it’s vital to remain calm in the face of adversity, but it’s equally important to resist unbridled optimism when markets rally strongly. We think the best approach is to stay even keeled and unemotional, and that you should understand your own risk tolerance, maintain a well-diversified portfolio across asset classes and investment types, and make a long-term plan and stick to it. We still believe that’s the best formula for success.

3
On the following pages you will find information relating to your Victory Mutual Fund. If you have any questions, we encourage you to contact our Investment Specialist. Call 800-235-8396, or visit our website at vcm.com.
From all of us here at Victory Capital, thank you for letting us help you work toward your investment goals.
James De Vries
President,
Victory Funds

4
Victory Tax Exempt Money Market Fund
Manager’s Commentary
(Unaudited)
What were the market conditions during the reporting period?
After aggressively raising their target range for federal funds in an effort to cool the economy and control inflation, officials at the
U.S. Federal Reserve (the “Fed”) paused rate hikes after their July 2023 meeting. Though inflation is still higher than the Fed’s target level, they decided to pause rate hikes in order to assess the impact higher rates would have on the economy. The future direction of short-term rates is uncertain, but several officials at the Fed have indicated that, depending on incoming economic data, future rate cuts may be appropriate.
The target range for federal funds began the reporting period at 4.50%-4.75% and ended the reporting period at 5.25%-5.50%.
However, interest rates on tax-exempt money market securities were not significantly affected by the Fed’s changes in taxable short-term rates. At the beginning of the reporting period, the SIFMA Municipal Swap Index, the index of seven-day variable rate demand notes (“VRDNs”), was 3.42%. Despite fluctuating between a high of 4.55% and low of 1.90% over the course of the reporting period, at the close of the reporting period the index was set at 3.30%.
How did the Victory Tax Exempt Money Market Fund (the “Fund”) perform during the reporting period?
For the reporting period ended February 29, 2024, the Fund had a return of 2.98%, compared to an average return of 2.91% for the funds in the Lipper Tax-Exempt Money Market Funds category.
What strategies did you employ during the reporting period?
We continued to focus on our two primary goals: preservation of capital and liquidity. The Fund invests the majority of its assets in VRDNs, which generally have interest rates that adjust either daily or weekly to the market. The VRDNs owned by the Fund continued to provide both flexibility and liquidity because they can be sold at par value (100% of face value) upon seven days or less notice. They also offer the Fund a degree of safety as many of these VRDNs are guaranteed by a bank letter of credit for the payment of both principal and interest. Because of their floating rate nature, as interest rates increase, so do the rates on VRDNs.
As always, we continued to work with our in-house team of analysts to help us identify attractive opportunities for the portfolio.
They also continue to analyze and monitor every holding in the Fund.
Thank you for allowing us to assist you with your investment needs.

5
Victory Tax Exempt Money Market Fund
Investment Overview
(Unaudited)
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including any periods of market stress.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
Victory Tax Exempt Money Market Fund — Growth of $10,000
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended February 29, 2024
Fund
Shares
INCEPTION DATE 2/6/84
Net Asset
Value
One Year 2.98%
Five Year 1.07%
Ten Year 0.71%

6
Victory Portfolios III
Victory Tax Exempt Money Market Fund
February 29, 2024
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund provides investors with interest income that is exempt from federal income tax and has a further objective of preserving capital and maintaining liquidity.
Top 10 Industries:
February 29, 2024
(% of Net Assets)
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Development
32.7%
Medical
18.6%
Pollution
8.9%
Multifamily Housing
6.8%
Power
6.5%
Higher Education
5.9%
Water
4.4%
Facilities
4.4%
Transportation
3.5%
Nursing Homes
3.5%

Schedule of Portfolio Investments
February 29, 2024
Victory Portfolios III
Victory Tax Exempt Money Market Fund
7
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Municipal Bonds (99.4%)
Alabama (3.3%):
Mobile County IDA Revenue (LOC - Swedbank AB) , Series B , 3 .52% , 7/1/40 , Continuously
Callable @100 (a) ................................................... $ 15,000 $ 15,000
Florida (1.3%):
County of Escambia Revenue , Series 2 , 3 .83% , 4/1/39 , Continuously Callable @100 (a) ..... 2,900 2,900
County of St. Lucie Revenue , 3 .85% , 9/1/28 , Continuously Callable @100 (a) ............ 3,400 3,400
6,300
Georgia (4.1%):
Development Authority of Appling County Revenue , 3 .90% , 9/1/29 , Continuously Callable
@100 (a) ......................................................... 10,800 10,800
The Development Authority of Burke County Revenue , Series 1 , 4 .00% , 7/1/49 , Continuously
Callable @100 (a) ................................................... 7,825 7,825
18,625
Illinois (6.7%):
Illinois Educational Facilities Authority Revenue (LOC - Huntington National Bank) , Series A ,
3 .34% , 10/1/32 , Continuously Callable @100 (a) ............................. 10,880 10,880
Illinois Finance Authority Revenue (LOC - PNC Financial Services Group) , 3 .30% , 4/1/37 ,
Continuously Callable @100 (a) ......................................... 15,000 15,000
Village of Channahon Revenue (LOC - U.S. Bancorp) , 3 .20% , 12/1/34 , Continuously Callable
@100 (a) ......................................................... 4,510 4,510
30,390
Indiana (1.9%):
City of Berne Revenue (LOC - Federal Home Loan Bank of Indianapolis) , 3 .40% , 10/1/33 ,
Continuously Callable @100 (a) ......................................... 3,680 3,680
Indiana Finance Authority Revenue (LOC - Federal Home Loan Bank of Indianapolis) , Series
A , 3 .40% , 7/1/29 , Continuously Callable @100 (a) ........................... 4,860 4,860
8,540
Iowa (5.6%):
Iowa Finance Authority Revenue
3 .33% , 6/1/39 , Continuously Callable @100 (a) ............................. 13,600 13,600
Series A , 3 .34% , 9/1/36 , Callable 4/1/24 @ 100 (a) ........................... 5,000 5,000
Series B , 3 .33% , 9/1/36 , Continuously Callable @100 (a) ....................... 6,763 6,763
25,363
Kansas (4.6%):
City of Burlington Revenue
Series A , 3 .50% , 9/1/35 , Continuously Callable @100 (a) ....................... 8,250 8,250
Series B , 3 .50% , 9/1/35 , Continuously Callable @100 (a) ....................... 4,200 4,200
City of St. Marys Revenue , 3 .45% , 4/15/32 , Continuously Callable @100 (a) ............. 8,600 8,600
21,050
Kentucky (7.3%):
City of Georgetown Revenue (LOC - Fifth Third Bank) , 3 .64% , 11/15/29 , Callable 3/15/24 @
100 (a) ........................................................... 9,635 9,635
Kentucky Economic Development Finance Authority Revenue , Series C , 3 .60% , 5/1/34 ,
Continuously Callable @100 (a) ......................................... 8,200 8,200
Lexington-Fayette Urban County Government Revenue (LOC - Federal Home Loan Bank of
Cincinnati) , 3 .96% , 12/1/27 , Callable 3/7/24 @ 100 (a) ........................ 1,080 1,080
Louisville/Jefferson County Metropolitan Government Revenue (LOC - PNC Financial
Services Group) , 3 .40% , 10/1/43 , Continuously Callable @100 (a) ................ 15,105 15,105
34,020
Louisiana (5.4%):
Parish of St. James Revenue , Series B-1 , 3 .65% , 11/1/40 , Continuously Callable @100 (a) ... 21,000 21,000
St. Tammany Corp. Revenue (LOC - Federal Home Loan Bank of Dallas) , 3 .60% , 3/1/33 ,
Continuously Callable @100 (a) ......................................... 4,140 4,140
25,140
Maryland (1.5%):
Town of Williamsport Revenue (LOC - Manufacturers & Traders Trust Co.) , 3 .42% , 11/1/37 (a) 7,075 7,075
Minnesota (3.0%):
City of Rochester Revenue (LOC - Federal Home Loan Bank of Indianapolis) , Series A ,
3 .31% , 5/1/61 , Continuously Callable @100 (a) ............................. 13,975 13,975

Victory Portfolios III
Victory Tax Exempt Money Market Fund
8
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Mississippi (1.2%):
Mississippi Business Finance Corp. Revenue , Series K , 3 .50% , 11/1/35 , Callable 4/1/24 @
100 (a) ........................................................... $ 2,665 $ 2,665
Mississippi Business Finance Corp. Revenue (LOC - Federal Home Loan Bank of Dallas) ,
3 .60% , 3/1/33 , Continuously Callable @100 (a) ............................. 2,920 2,920
5,585
Missouri (4.4%):
Jackson County IDA Revenue (LOC - Commerce Bank, N.A.) , 3 .40% , 7/1/25 , Continuously
Callable @100 (a) ................................................... 20,000 20,000
New Hampshire (4.3%):
New Hampshire Business Finance Authority Revenue (LOC - Landesbank Hessen-Thuringen) ,
3 .33% , 9/1/30 , Continuously Callable @100 (a) ............................. 19,990 19,990
New Mexico (1.1%):
New Mexico Hospital Equipment Loan Council Revenue (LOC - Fifth Third Bank) , 3 .60% ,
7/1/25 , Continuously Callable @100 (a) ................................... 5,000 5,000
New York (11.1%):
Build NYC Resource Corp. Revenue (LOC - Toronto-Dominion Bank) , 3 .47% , 12/1/45 ,
Continuously Callable @100 (a) ......................................... 4,830 4,830
Guilderland Industrial Development Agency Revenue (LOC - KeyBank, N.A.) , Series A ,
3 .55% , 7/1/32 , Continuously Callable @100 (a) ............................. 2,270 2,270
Metropolitan Transportation Authority Revenue (LOC - Barclays Bank PLC) , Series E-1 ,
3 .20% , 11/1/35 , Callable 4/1/24 @ 100 (a) ................................. 16,300 16,300
New York City Capital Resources Corp. Revenue (LOC - Manufacturers & Traders Trust Co.) ,
3 .52% , 12/1/40 , Continuously Callable @100 (a) ............................. 7,500 7,500
New York State Energy Research & Development Authority Revenue (LOC - Mizuho
Corporate Bank Ltd.) , Series A-3 , 3 .28% , 5/1/39 , Continuously Callable @100 (a) ..... 8,300 8,300
Onondaga County Industrial Development Agency Revenue (LOC - Manufacturers & Traders
Trust Co.) , 3 .42% , 12/1/31 , Continuously Callable @100 (a) .................... 3,820 3,820
Ramapo Housing Authority Revenue (LOC - Manufacturers & Traders Trust Co.) , 3 .42% ,
12/1/29 , Continuously Callable @100 (a) .................................. 6,285 6,285
St. Lawrence County Industrial Development Agency Revenue (LOC - Citizens Financial
Group) , 3 .45% , 7/1/37 (a) ............................................. 1,640 1,640
50,945
Ohio (0.1%):
County of Hamilton Revenue (LOC - Fifth Third Bank) , 3 .64% , 12/1/24 (a) ............. 450 450
Oklahoma (5.4%):
Edmond Economic Development Authority Revenue (LOC - Bank of Oklahoma, N.A.) , Series
A , 3 .34% , 6/1/31 , Callable 4/1/24 @ 100 (a) ................................ 4,120 4,120
Garfield County Industrial Authority Revenue , Series A , 3 .50% , 1/1/25 , Callable 4/3/24 @
100 (a) ........................................................... 20,900 20,900
25,020
Rhode Island (1.1%):
Rhode Island Commerce Corp. Revenue (LOC - Citizens Financial Group) , 3 .44% , 3/1/38 ,
Callable 4/1/24 @ 100 (a) ............................................. 3,010 3,010
Rhode Island Health and Educational Building Corp. Revenue (LOC - Citizens Financial
Group) , 3 .65% , 6/1/35 , Callable 4/1/24 @ 100 (a) ............................ 2,175 2,175
5,185
South Carolina (3.8%):
South Carolina Jobs-Economic Development Authority Revenue (LOC - Federal Home Loan
Bank of Indianapolis) , 3 .38% , 5/1/61 , Continuously Callable @100 (a) ............. 17,400 17,400
Tennessee (3.1%):
Chattanooga Health Educational & Housing Facility Board Revenue , Series C , 3 .65% , 5/1/39 ,
Continuously Callable @100 (a) ......................................... 12,000 12,000
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board Revenue (LOC - Fifth Third Bank) , 3 .64% , 12/1/24 , Callable 3/8/24 @ 100 (a) .. 2,290 2,290
14,290
Texas (12.3%):
City of Houston Texas Combined Utility System Revenue (LOC - Barclays Bank PLC) , Series
C , 3 .57% , 5/15/34 , Continuously Callable @100 (a) ........................... 20,350 20,350

Victory Portfolios III
Victory Tax Exempt Money Market Fund
9
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Port of Arthur Navigation District Industrial Development Corp. Revenue , Series A , 3 .50% ,
12/1/40 , Callable 4/1/24 @ 100 (a) ....................................... $ 16,000 $ 16,000
Port of Port Arthur Navigation District Revenue
3 .52% , 11/1/40 , Continuously Callable @100 (a) ............................. 4,000 4,000
Series A , 4 .30% , 4/1/40 , Continuously Callable @100 (a) ....................... 7,000 7,000
Series B , 4 .30% , 4/1/40 , Continuously Callable @100 (a) ....................... 9,000 9,000
56,350
Virginia (4.4%):
Loudoun County Economic Development Authority Revenue
Series A , 3 .59% , 2/15/38 , Callable 4/1/24 @ 100 (a) .......................... 10,000 10,000
Series B , 3 .59% , 2/15/38 , Callable 4/1/24 @ 100 (a) .......................... 10,000 10,000
20,000
West Virginia (2.4%):
West Virginia Hospital Finance Authority Revenue (LOC - PNC Financial Services Group) ,
Series D , 3 .30% , 6/1/41 , Continuously Callable @100 (a) ...................... 11,260 11,260
Total Municipal Bonds (Cost $456,953)
a
a
a
456,953
Total Investments (Cost $456,953) — 99.4% 456,953
Other assets in excess of liabilities — 0.6% 2,640
NET ASSETS - 100.00% $ 459,593
(a) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
IDA
—
Industrial Development Authority
PLC
—
Public Limited Company
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
LOC—Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

Statement of Assets and Liabilities
February 29, 2024
10
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
Victory Tax Exempt
Money Market
Fund
Assets:
Investments, at value (Cost $456,953) $ 456,953
Cash 1,315
Receivables:
Interest 1,610
Capital shares issued 321
From Adviser 29
Prepaid expenses 20
Total Assets 460,248
Liabilities:
Payables:
Distributions 26
Capital shares redeemed 377
Accrued expenses and other payables:
Investment advisory fees 102
Administration fees 36
Custodian fees 2
Transfer agent fees 73
Compliance fees — (a)
Trustees' fees — (a)
Other accrued expenses 39
Total Liabilities 655
Commitments and contingencies (Note 3 )
Net Assets:
Capital 459,592
Total accumulated earnings 1
Net Assets $ 459,593
Shares (unlimited number of shares authorized with no par value): 459,584
Net asset value, offering and redemption price per share:(b) $ 1 .00
(a) Rounds to less than $1 thousand.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Year Ended February 29, 2024
11
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory Tax Exempt
Money Market
Fund
Investment Income:
Interest $ 16,153
Total Income 16,153
Expenses:
Investment advisory fees 1,295
Administration fees 462
Sub-Administration fees 32
Custodian fees 27
Transfer agent fees 731
Trustees' fees 47
Compliance fees 4
Legal and audit fees 59
State registration and filing fees 40
Other expenses 51
Total Expenses 2,748
Less fees paid indirectly (20)
Expenses waived/reimbursed by Adviser (145)
Net Expenses 2,583
Net Investment Income 13,570
Change in net assets resulting from operations $ 13,570

12
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Tax Exempt Money Market Fund
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31, 2022
From Investment Activities:
Operations:
Net Investment Income $ 13,570 $ 5,466 $ 52
Net realized gains — — 24
Change in net assets resulting from operations 13,570 5,466 76
Change in net assets resulting from distributions to shareholders (13,570) (5,488) (52)
Change in net assets resulting from capital transactions (14,550) (28,185) (59,689)
Change in net assets (14,550) (28,207) (59,665)
Net Assets:
Beginning of period 474,143 502,350 562,015
End of period $ 459,593 $ 474,143 $ 502,350
Capital Transactions:
Proceeds from shares issued $ 86,858 $ 109,821 $ 109,591
Distributions reinvested 13,188 5,323 51
Cost of shares redeemed (114,596) (143,329) (169,331)
Change in net assets resulting from capital transactions $ (14,550) $ (28,185) $ (59,689)
Share Transactions:
Issued 86,858 109,821 109,591
Reinvested 13,188 5,323 51
Redeemed (114,596) (143,329) (169,331)
Change in Shares (14,550) (28,185) (59,689)
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
13
See notes to financial statements.
Victory Tax Exempt Money Market Fund
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Year
Ended
March 31,
2020
Year
Ended
March 31,
2019
Net Asset Value, Beginning of Period $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Investment Activities:
Net investment income 0.03(b) 0.01(b) —(b)(c) —(b)(c) 0.01(b) 0.01
Net realized and unrealized gains — — —(c) — —(c) —(c)
Total from Investment Activities 0.03 0.01 —(c) —(c) 0.01 0.01
Distributions to Shareholders from:
Net investment income (0.03) (0.01) —(c) —(c) (0.01) (0.01)
Net realized gains — —(c) — —(c) — —
Total Distributions (0.03) (0.01) —(c) —(c) (0.01) (0.01)
Net Asset Value, End of Period $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Total Return(d)(e) 2.98% 1.15% 0.01% 0.10% 1.05% 1.05%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h) 0.56%(i) 0.55%(j) 0.16%(k) 0.35% 0.56% 0.56%
Net Investment Income(f) 2.94% 1.23% 0.01% 0.11% 1.04% 1.04%
Gross Expenses(f)(h) 0.60%(i) 0.59% 0.58% 0.57% 0.56% 0.56%
Supplemental Data:
Net Assets at end of period (000's) $459,593 $474,143 $502,350 $562,015 $1,345,628 $1,598,214
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28.
(b) Per share net investment income has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.
(h) Does not include acquired fund fees and expenses, if any.
(i) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Includes impact of voluntary waiver. Without this voluntary waiver, the net expense ratio would have been 0.01% higher.
(k) Includes impact of voluntary waiver. Without this voluntary waiver, the net expense ratio would have been 0.40% higher.

Notes to Financial Statements
February 29, 2024
Victory Portfolios III
14
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following Fund (the "Fund"):
The Fund is classified as diversified under the 1940 Act.  Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory
Capital Operating, LLC.
The Fund operates as a retail money market fund in compliance with the requirements of Rule 2a-7 under the 1940 Act and as a retail money market fund, shares of the Fund are available for sale only to accounts that are beneficially owned by natural persons.
The Fund may impose discretionary liquidity fees on redemptions from the Fund subject to the Fund's Board of Trustees (the “Board”)
determination that such liquidity fees are in the best interest of the Fund. Upon such determination, the Fund may impose a liquidity fee of up to 2% of the value of the shares redeemed. The imposition of a liquidity fee would reduce the amount you would receive upon redemption of your shares of the Fund.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
The Adviser, appointed as the valuation designee by the Board has established the Pricing and Liquidity Committee (the “Committee”), and
subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the
Board.
All securities held in the Fund are short-term debt securities, which are valued pursuant to Rule 2a-7 under the 1940 Act and the Money Market
Funds Procedures to Stabilize Net Asset Value (the “Procedures”). This method values a security at its purchase price, and thereafter, assumes a constant amortization to maturity of any premiums or discounts. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith, at fair value, using methods determined by the
Committee, under the Procedures to stabilize net assets and valuation procedures approved by the Board.
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting
Fund (Legal Name) Fund (Short Name)
Victory Tax Exempt Money Market Fund Tax Exempt Money Market Fund

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
15
in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Interest income is recorded daily on the accrual basis. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28 or February 29 for leap years.
For the year ended February 29, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”).
The Fund’s Investment Adviser fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund’s average daily net assets.
Amounts incurred and paid to VCM for the year ended February 29, 2024, are reflected on the Statement of Operations as Investment advisory fees.
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the year ended February
29, 2024, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement,
VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.10%, which is based on the Fund's average daily net assets. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as
Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as Sub-Administration
fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
16
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund.  Transfer agent fees for the Fund are paid monthly based on a fee accrued daily at an annualized rate of 0.15% of average daily net assets, plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the year ended
February 29, 2024, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2024. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limit. As of February 29, 2024, the expense limit (excluding voluntary waivers) was:
Under the terms of the expense limitation agreement, as amended June 22, 2023, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limit in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. In addition, the Fund agreed to reimburse the Adviser for any extra waivers (i.e., voluntary fee waivers and/or expense reimbursements made in excess of waivers and reimbursements that are necessary to comply with any
Operating Expense Limit in effect at the time of such extra waivers), provided that: (a) the Fund is not obligated to reimburse any such extra waivers more than three years after the date in which the extra waiver was made by the Adviser; and (b) such payments would not cause the
Fund’s net yield to fall below the Fund’s minimum yield at the time of: (a) the original waiver or expense reimbursement; or (b) the expense limit in effect at the time of the extra waiver.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at February 29, 2024.
As of February 29, 2024, the following amounts are available to be repaid to the Adviser (amounts in thousands):
* Amount expired March 31, 2024.
** Amount expires by March 31, 2025.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
4. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Stable Net Asset Value Risk — You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
In effect until June 30, 2024
Tax Exempt Money Market Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.56%
Expires
2024*
Expires
2025**
Expires
2026
Expires
2027 Total
Tax Exempt Money Market Fund ............................. $ 193 $ 2,216 $ 147 $ 145 $ 2,701

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
17
The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
Discretionary Liquidity Fees Risk  — The Fund may impose liquidity fees on redemptions subject to the Board’s determination that such liquidity fees are in the best interests of the Fund. The imposition of a liquidity fee would reduce the amount you would receive upon redemption of your shares of the Fund.
Credit Risk — The fixed-income securities held in the Fund’s portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.
Interest Rate Risk  — The Fund also is subject to the possibility that the value of its investments will fluctuate becuase of changes in interest rates, changes in supply of and demand for tax-exempt securities, or other market factors.
Decisions by the U.S. Federal Reserve (also known as the “Fed”)  regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.
Structural Risk — Some tax-exempt securities are subject to special risks due to their unique structure. For instance, variable-rate demand notes (“VRDNs”) generally are long-term municipal bonds combined with a demand feature, which represents the right to sell the instrument back to the remarketer or liquidity provider, usually a bank, for repurchase on short notice, normally one day or seven days. Because the demand feature is dependent upon the bank, the Fund will only purchase VRDNs of this type where it believes that the banks would be able to honor their guarantees on the demand feature. Some VRDNs, sometimes referred to as “structured instruments” or “synthetic instruments,” are created by combining an intermediate- or long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice, referred to as a “tender option.” However, the tender option usually is subject to a conditional guarantee, which means that the bank is not required to pay under the guarantee if there is a default by the municipality or if certain other events occur. Because there is the risk that the Fund will not be able to exercise the demand feature at all times, the Fund will not purchase a synthetic instrument of this type unless the Fund believes there is minimal risk that the Fund will not be able to exercise the tender option at all times. The Fund will not purchase a synthetic instrument unless counsel for the issuer has issued an opinion that interest paid on the instrument is entitled to tax-exempt treatment.
5. Borrowing:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended February 29, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 26, 2024, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the year ended February 29, 2024.
6. Federal Income Tax Information:
Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of February 29, 2024, on the Statement of Assets and Liabilities, there were no permanent book-to-tax difference reclassification adjustments.
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
18
* Effective February 28, 2023, the Fund's fiscal year end changed from March 31 to February 28.
As of February 29, 2024, the components of accumulated earnings/(loss) on a tax basis were as follows (amounts in thousands):
As of February 29, 2024, the Fund had no capital loss carryforward for federal income tax purposes.
As of February 29, 2024, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
7. New Regulatory Pronouncement:
In October 2022, the SEC adopted the Tailored Shareholder Reports Rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
Year Ended February 29, 2024
Tax-Exempt
Income
Total
Distributions
Paid
Tax Exempt Money Market Fund ............................................................ $ 13,570 $ 13,570
11 Months Ended February 28, 2023*
Distributions paid from
Ordinary Income
Net Long-Term
Capital Gains
Total Taxable
Distributions Tax-Exempt
Total
Distributions Paid
Tax Exempt Money Market Fund .............. $ 2 $22 $2 4 $5,464 $5,48 8
Year Ended March 31, 2022
Tax-Exempt
Income
Total
Distributions
Paid
Tax Exempt Money Market Fund ............................................................ $ 52 $ 52
Undistributed
Tax-Exempt
Income
Distributions
Payable
Accumulated
Earnings
Total
Accumulated
Earnings
Tax Exempt Money Market Fund ............................... $ 1,059 $ (1,058) $ 1 $ 1
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Tax Exempt Money Market Fund ........................ $ 456,953 $ — $ — $ —

19
Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Victory Tax Exempt Money Market Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Victory Tax Exempt Money Market Fund (the “Fund”) (one of the
funds constituting Victory Portfolios III (the “Trust”)), including the schedule of portfolio investments, as of February 29, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended and the period from April 1, 2022 through February 28, 2023 and the year ended March 31, 2022, the financial highlights for the year then ended and the period from April 1, 2022 through February 28, 2023 and each of the four years in the period ended March 31, 2022, and the related notes (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Victory Portfolios III) at February 29, 2024, the results of its operations for the year then ended, the changes in its net assets for the year then ended and the period from April 1, 2022 through February 28, 2023 and the year ended March 31, 2022, and its financial highlights for the year then ended and the period from April 1, 2022 through February 28, 2023 and each of the four years in the period ended
March 31, 2022, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 29, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Victory Capital investment companies since 1995.
San Antonio, Texas
April 26, 2024

Supplemental Information
February 29, 2024
Victory Portfolios III
20
(Unaudited)
Trustee and Officer Information
Board of Trustees:
Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the
State of Delaware. There are currently seven Trustees, six of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (“Independent Trustees”) and one of whom is an “interested person” of the Trust within the meaning of that term under the
1940 Act (“Interested Trustee”). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.
The following tables list the Trustees, their date of birth, position with the Trust, commencement of service, principal occupations during the past five years, and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange
Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 45 portfolios in the Trust. Each Trustee’s address is c/o Fund
Administration, 15935 La Cantera Pkwy, San Antonio, TX 78256.
Name and Date of
Birth
Position Held with the
Trust
Date Commenced
Service
Principal Occupation During Past
5 Years
Other Directorships Held During Past
5 Years
Independent Trustees
Jefferson C. Boyce
(September 1957)
Independent
Chair
Trustee since
September 2013,
Independent Chair
since January 2021
Retired. Westhab, Inc., New York Theological
Seminary, American Filtration Corp.
Dawn M. Hawley
(February 1954)
Trustee April 2014 Retired. None.
Daniel S. McNamara
(June 1966)
Trustee January 2012 Trustee, President, and Vice
Chairman of USAA ETF Trust (6/17-
6/19); President of Financial Advice
& Solutions Group (FASG), USAA
(2/13-3/21); Director of USAA Asset
Management Company (AMCO),
(8/11-6/19); Chairman of Board of
AMCO (4/13-6/19); Director of
USAA Investment Services Company
(ISCO) (formerly USAA Investment
Management Company) (9/09-3/21);
Chairman of Board of ISCO (4/13-
12/20); President and Director of
USAA Shareholder Account Services
(SAS) (10/09-6/19); Chairman of
Board of SAS (4/13-6/19); Senior
Vice President of USAA Financial
Planning Services Insurance Agency,
Inc. (FPS) (4/11-3/21); Director and
Vice Chairman of FPS (12/13-3/21);
President and Director of USAA
Investment Corporation (ICORP)
(3/10-3/21); Chairman of Board of
ICORP (12/13-3/21); Director of
USAA Financial Advisors, Inc. (FAI)
(12/13-3/21); Chairman of Board of
FAI (3/15-3/21).
None.
Richard Y.
Newton, III
(January 1956)
Trustee March 2017 Director, Elta North America (1/18-
8/19), which is a global leader in the
design, manufacture, and support
of innovative electronic systems in
the ground, maritime, airborne, and
security domains for the nation’s
warfighters, security personnel, and
first responders; Managing Partner,
Pioneer Partnership Development
Group (12/15-present).
Terran Orbital Corp., American Made
Filtration Corp.

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
21
(Unaudited)
* Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.
The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.
Barbara B. Ostdiek,
Ph.D. (March 1964)
Trustee January 2008 Senior Associate Dean of Degree
programs at Jesse H. Jones Graduate
School of Business at Rice University
(7/13-present); Associate Professor
of Finance at Jesse H. Jones Graduate
School of Business at Rice University
(7/01-7/21); Professor of Finance
at Jesse H. Jones Graduate School
of Business at Rice University
(7/21-present).
None.
John C. Walters
(February 1962)
Trustee July 2019 Retired. Guardian Variable Products Trust
(16 series)
Interested Trustee
David C. Brown*
(May 1972)
Trustee July 2019 Chief Executive Officer and
Chairman (since 2013), the Adviser;
Chief Executive Officer and
Chairman (since 2013), Victory
Capital Holdings, Inc.; Director
(since 2013), Victory Capital
Services, Inc.; Director (since 2019),
Victory Capital Transfer Agency, Inc.
Trustee, Victory Portfolios; Board
Member, Victory Capital Services, Inc.

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
22
(Unaudited)
Officers:
The officers of the Trust are elected by the Board to actively supervise the Trust’s day-to-day operations. The officers of the Trust, their date of birth, the length of time served, and their principal occupations during the past five years are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the
Trust is 15935 La Cantera Parkway, San Antonio, Texas 78256. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.
Name and Date of Birth Position with the Trust
Date Commenced
Service Principal Occupation During Past 5 Years
James K. De Vries
(April 1969)
President March 2018 Head of Fund Administration, the Adviser (5/1/23-present); Vice
President, Victory Capital Transfer Agency, Inc. (4/20/23-present);
Executive Director, the Adviser (7/1/19-4/30/23); Executive
Director, Investment and Financial Administration, USAA (2012-
6/30/19); Treasurer, USAA Mutual Funds Trust (2018-4/30/23).
Mr. De Vries also serves as the Principal Executive Officer for the Funds, Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.
Scott A. Stahorsky
(July 1969)
Vice President July 2019 Director, Third-Party Dealer Services & Reg Administration, Fund
Administration, the Adviser (5/1/23-present); Vice President,
Victory Capital Transfer Agency, Inc. (4/20/23-present); Manager,
Fund Administration, the Adviser (2015-4/30/23). Mr. Stahorsky
also serves as Vice President of Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Thomas Dusenberry
(July 1977)
Secretary June 2022 Director, Fund Administration, the Adviser (5/1/23-present);
Manager, Fund Administration, the Adviser (2022-4/30/23);
Treasurer and Principal Financial Officer (2020-2022), Assistant
Treasurer (2019), Salient MF Trust, Salient Midstream, MLP
Fund, and Forward Funds; Principal Financial Officer (2018-
2021) and Treasurer (2020-2021), Salient Private Access Funds
and Endowment PMF Funds; Senior Vice President of Fund
Accounting and Operations, Salient Partners (2020-2022); Director
of Fund Operations, Salient Partners (2016-2019). Mr. Dusenberry
also serves as Secretary of Victory Portfolios, Victory Portfolios II
and Victory Variable Insurance Funds.
Allan Shaer
(March 1965)
Treasurer July 2019 Senior Vice President, Financial Administration, Citi Fund Services
Ohio, Inc. (since 2016). Mr. Shaer also serves as the Funds’
Principal Financial and Accounting Officer. Mr. Shaer also serves as Treasurer of Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.
Christopher A. Ponte
(March 1984)
Assistant Treasurer May 2023 Director, Fund and Broker Dealer Finance, the Adviser
(5/1/23-present); Manager, Fund Administration, the Adviser
(2017-4/30/23); Chief Financial Officer, Victory Capital Services,
Inc. (since 2018). Mr. Ponte also serves as Assistant Treasurer of Victory Portfolios, Victory Portfolios II and Victory Variable
Insurance Funds.
Carol D. Trevino
(October 1965)
Assistant Treasurer September 2018 Director, Financial Reporting, Fund Administration, the Adviser
(5/1/23-present); Director, Accounting and Finance, the Adviser
(7/1/19-4/30/23); Accounting/Financial Director, USAA (12/13-
6/30/19). Ms. Trevino also serves as Assistant Treasurer Victory
Portfolios, Victory Portfolios II and Victory Variable Insurance
Funds.
Sean Fox
(September 1976)
Chief Compliance Officer June 2022 Senior Compliance Officer, the Adviser (2019-present);
Compliance Officer, the Adviser (2015-2019). Mr. Fox also
serves as Chief Compliance Officer for Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Michael Bryan
(December 1962)
Anti-Money Laundering
Compliance Officer and
Identity Theft Officer
May 2023 Vice President, CCO Compliance Support Services, Citi Fund
Services Ohio, Inc. (2008-present). Mr. Bryan also serves as the
Anti-Money Laundering Compliance Officer and identity Theft
Officer for Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.

Victory Portfolios III
23
(Unaudited)
Supplemental Information — continued
February 29, 2024
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 235-8396. The information is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at sec.gov.
Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC’s website at sec.gov.
Availability of Schedules of Portfolio Investments:
The Fund makes available on VCM.com a complete list of portfolio holdings no sooner than 5 business days after the end of each month. Form
N-MFP is available on the SEC’s website at sec.gov.
Expense Example
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1,
2023, through February 29, 2024.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
9/1/23
Actual
Ending
Account
Value
2/29/24
Hypothetical
Ending
Account
Value
2/29/24
Actual
Expenses
Paid During
Period
9/1/23 - 2/29/24*
Hypothetical
Expenses
Paid During
Period
9/1/23 - 2/29/24*
Annualized
Expense Ratio
During Period
9/1/23 - 2/29/24
Tax Exempt Money Market Fund ............ $ 1,000.00 $ 1,015.30 $ 1,022.08 $ 2.81 $ 2.82 0.56%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Portfolios III
24
(Unaudited)
Supplemental Information — continued
February 29, 2024
Additional Federal Income Tax Information
For the fiscal year ended February 29, 2024, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
For the year ended February 29, 2024, the Fund designated tax-exempt distributions in the amount of $13,570 thousand.

Victory Portfolios III
25
(Unaudited)
Supplemental Information — continued
February 29, 2024
Considerations of the Board in Continuing the Investment Advisory Agreements
Victory Tax Exempt Money Market Fund (the “Fund”)
At a meeting of the Board of Trustees (the “Board”) of Victory Portfolios III (the “Trust”) held on December 7-8, 2023, the Board, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the
“Independent Trustees”), approved for an annual period the continuance of the Investment Advisory Agreement (the “Advisory Agreement”)
between the Trust and Victory Capital Management Inc. (the “Adviser”) with respect to the Fund. Prior to the December 7-8, 2023 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 17, 2023.
In advance of the foregoing meetings, the Trustees requested, received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund’s investment performance, expenses, and fees to comparable investment companies; (ii)
information concerning the services rendered to the Fund, as well as information regarding the Adviser’s revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser’s operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees (“Independent Counsel”) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The
Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with
Independent Counsel at which no representatives of management were present.
At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund’s performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser’s profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board’s and its committees’ consideration of the Advisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser in prior years and that the Board’s conclusions may be based, in part, on its consideration of these same arrangements in prior years.
ADVISORY AGREEMENT
After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.
Nature, Extent, and Quality of Services – In considering the nature, extent, and quality of the services provided by the Adviser under the
Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board considered that the Adviser manages the Fund’s assets directly through one or more investment franchises, and in doing so, continuously supervises the investment and reinvestment of cash and securities comprising the Fund’s assets. The Board also considered that the Adviser monitors pertinent economic, statistical, and financial data to determine which issuers and securities to include in the Fund’s portfolio as part of a continuous investment program. The Board also took into account its knowledge of the Adviser’s management and the quality of the performance of the
Adviser’s duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the
Fund, the Adviser and its affiliates provide administrative services, transfer agency services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the
Trust.
The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund’s compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.
The Board considered the Adviser’s management style and the performance of the Adviser’s duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund’s brokerage, including the Adviser’s process for monitoring “best execution,” also was considered. The Adviser’s role in coordinating the activities of the Fund’s other service providers was also considered.
The Board also considered the Adviser’s risk management processes. The Board considered the Adviser’s financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
26
(Unaudited)
Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.
The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the
Adviser’s oversight of the Fund’s day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser’s compliance and administrative staff.
Expenses and Performance – In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund’s advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund’s expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the “expense group”) and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the “expense universe”). Among other data, the
Board noted that the Fund’s net management fee rate – which includes advisory and administrative services, as well as any fee waivers and reimbursements – was above the medians of its expense group and expense universe. The data indicated that the Fund’s total expenses, including after any reimbursements, were above the medians of its expense group and expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above, and noted the high quality of services received by the Fund.
In considering the Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund’s performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund’s average annual total returns relative to its
Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the “performance universe”).
The Fund’s performance universe consisted of the Fund and all retail open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund’s performance was below the average of its performance universe and its Lipper index for the one-, three-, five- and ten-year periods ended June 30, 2023. The
Board noted the relatively narrow range of returns of the funds in the Fund’s peer group.
As part of its consideration, the Board factored into its evaluation of the Fund’s expenses and performance, the potential limitations inherent in the methodology used by the independent third party for developing and constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. In this regard, the Board also noted that the methodology may result in the Fund’s being included in one peer group one year and in a different peer group the next, and in similar funds being included in different peer groups. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by the third party provided a useful measure of comparative expenses and performance.
Compensation and Profitability – The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser’s business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the
Adviser waived a portion of its management fees and/or reimbursed certain expenses with respect to the Fund. The Trustees reviewed the profitability of the Adviser’s relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide transfer agency services, shareholder servicing and administrative services to the Fund for which they receive compensation. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.
Economies of Scale – The Board considered whether there should be changes in the management fee rate or structure in order to enable the
Fund to participate in any economies of scale. The Board also considered the fee waiver and expense reimbursement arrangements by the
Adviser. The Board took into account management’s discussion of the Fund’s current advisory fee structure. The Board also considered the effect of the Fund’s change in size, if any, on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board also considered the Adviser’s reinvestment in the business in the form of adding to investment capabilities and resources, improvements in technology, and customer service. The Board determined that the current investment management fee structure was reasonable.
Other Benefits – The Board also considered the potential direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. These potential benefits included, among other things, the opportunity to offer additional products and services to the Fund’s shareholders.
Conclusions – The Board reached the following conclusions regarding the Fund’s Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund’s advisory fees are reasonable in relation to those of similar funds

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
27
(Unaudited)
and to the services to be provided by the Adviser; and (v) the Adviser’s and its affiliates’ level of profitability from their relationship with the
Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

Victory Portfolios III
28
(Unaudited)
Privacy Policy — continued
February 29, 2024
Privacy Policy
Facts
WHAT DOES VICTORY
DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect, and share depend on the product or service you have with us. This information can include:
■ Social Security number and income.
■ Account balances and account transactions.
■ Data from public sources and third-party data services.
How?
All financial companies need to share customers’ personal information to run their everyday business as permitted by law. For example, we share with print and mail companies that assist us in sending mail. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons Victory chooses to share and whether you can limit this sharing.
Reasons we can share your personal information
Does
Victory
share?
Can you limit
this sharing?
For our everyday business purposes —
such as to process your transactions, maintain your accounts, respond to court orders and legal investigations, or report to credit bureaus
Yes No
For our marketing purposes —
to offer products and services provided by Victory
Yes No
For joint marketing —
sharing with other financial companies to jointly market the other company’s products or services
No
We do not
share
For everyday business purposes of the Victory family of companies —
this can include information about your Victory transactions and experiences
Yes No
For everyday business purposes of the Victory family of companies —
this can include information about your creditworthiness or insurability
No
We do not
share
For non-Victory companies to market to you
No
We do not
share

Privacy Policy — continued
February 29, 2024
Victory Portfolios III
29
(Unaudited)
To limit our
sharing
■ Visit us online: vcm.com/optout
■ Call (877) 660-4400 – our menu will prompt you through your choices.
Please note:
If you are a new customer, we can begin sharing this information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share and protect your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call your account representative or (877) 660-4400 and ask to speak to a representative.
Who we are
Who is providing this notice? Victory Capital Holdings, Inc., and its family of companies, including companies identified with the Victory Capital name as described in the affiliates section below.
What we do
How does Victory protect my
personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Victory collect my
personal information?
We collect your personal information, for example, when you:
■ Open an account or make deposits or withdrawals from your account.
■ Give us your contact or account information.
■ Direct us to buy or sell securities.
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing? Federal law gives you the right to limit only:
■ Sharing among affiliated companies for everyday business purposes information about your creditworthiness and insurability.
■ Affiliates from using your information to market to you.
■ Sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
What happens when I limit
sharing for an account I hold
jointly with someone else?
Your choices will apply to everyone on your account.
Definitions
Victory family of companies
(affiliates)
Companies owned or controlled by Victory Capital Holdings, Inc. They can be financial and nonfinancial companies in the Victory family of companies.
■ The Victory family of companies includes: companies with a Victory Capital name, including without limitation Victory Capital Services, Inc., Victory
Capital Transfer Agency, Inc., Victory Capital Management Inc. and its
subsidiaries, RS Investments (UK) Limited, RS Investments (Hong Kong)
Limited, and RS Investment Management (Singapore) Pte. Ltd., as well as pooled vehicles managed or administered by Victory Capital Management
Inc., from time to time.

Privacy Policy — continued
February 29, 2024
Victory Portfolios III
30
(Unaudited)
Non-Victory companies
(nonaffiliates)
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
■ We only share with non-Victory companies to service transactions you request or as necessary to provide our services.
■ We do not share with non-Victory companies so they can market their products to you.
Joint Marketing A formal agreement between a Victory company and a non-Victory financial company to market the non-Victory company’s products or services to you.
■ We do not share with any non-Victory financial company for joint marketing.
Other important information
For Nevada Residents : Nevada law requires that we tell you about the option to be placed on our internal do-
not-call list. If you’d rather not receive sales calls from us, please call (877) 660-4400 and ask to speak to a representative so we can place you on our do-not-call list.
You may also contact: Bureau of Consumer Protection Office of the Nevada Attorney General, 555 E. Washington
Ave., Ste. 3900, Las Vegas, NV 89101, call 1-702-486-3132 or Email: BCPINFO@ag.state.nv.us.
For Vermont Residents : In accordance with Vermont law, we will not share information we collect about you with companies who are not affiliates, except as permitted by law, such as with your consent or to service your accounts.
We will not share information about your creditworthiness with our affiliates without your authorization or consent, but we may share information about our transactions or experiences with you with our affiliates as permitted by law.
For California Residents : In accordance with California law, we will not share information we collect about you with nonaffiliates, except as allowed by law. For example, we may share information with your consent or to service your accounts. Among our affiliates, we will limit information sharing to the extent required by California law.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
40859-0424

February 29, 2024
Annual Report
Victory Tax Exempt Short-Term Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
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Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Shareholder Letter (Unaudited) 2
Manager’s Commentary (Unaudited) 4
Investment Overview (Unaudited) 5
Investment Objective and Portfolio Holdings (Unaudited) 6
Schedule of Portfolio Investments 7
Financial Statements
Statement of Assets and Liabilities
17
Statement of Operations
18
Statements of Changes in Net Assets
19
Financial Highlights
21
Notes to Financial Statements 24
Report of Independent Registered Public Accounting Firm 31
Supplemental Information (Unaudited)
Trustee and Officer Information
32
Proxy Voting and Portfolio Holdings Information
35
Expense Examples
35
Additional Federal Income Tax Information
36
Advisory Contract Approval
37
Liquidity Risk Management Program
40
Privacy Policy
41

2
Victory Funds Letter to Shareholders
(Unaudited)
Dear Shareholder,
The past year provided us with a stark reminder of just how quickly the investing environment and sentiment can shift. Fortunately, this time the change was for the better.
While 2022 was marred by stomach-churning volatility and steep drawdowns in both equities and bonds, it was a different story in our most recent annual reporting period ending February 29, 2024. Despite the ongoing challenges and uncertainties, investors benefited from a rebound in both stock and bond markets.
Looking back, it wasn’t clear sailing the entire year, and there were plenty of twists and turns along the way. An early-year relief rally was a welcome respite for investors, with some of the most beaten down growth-oriented sectors leading the market higher. However, the rebound was threatened in March due to some unusual turmoil within the banking sector, which resulted in the collapse of a few large regional banks. This turmoil sparked fears of a liquidity crunch and a wider banking contagion, and volatility increased while equities retreated. Fortunately, the U.S. Federal Reserve (the “Fed”) took quick action to restore confidence in the banking system. It also helped that the Fed finally paused its long series of aggressive rate hikes as inflation data finally began to cool.
Financial markets resumed their rally in the spring and early summer, but as we moved into the fall, markets reversed yet again.
Investors began wondering if the Fed would be able to remove all the excess liquidity that had been used to support the economy during the pandemic without causing a recession. Ironically, good news on the economy had become bad news on the interest-
rate outlook.
As we moved deeper into the third quarter of 2023, markets struggled with the renewed notion that interest rates would remain
“higher-for-longer,” which seemingly had become the Fed’s new mantra. Yields moved higher (peaking for the year), and equities sold off as many pundits were predicting an imminent recession.
However, as we approached year-end and eased into a new year, yields declined and equities moved sharply higher. Although it wasn’t a straight line by any means, in our view, the past 12 months have been a near-best-case scenario after the tumult of the prior year. The economy proved resilient, corporate earnings continued to meet or exceed expectations, labor markets eased, and key measures of inflation moderated. Financial markets even began pricing in a series of rate cuts for 2024, though whether this comes to fruition will be data-dependent in the months ahead.
In terms of the numbers, the S&P 500
®
Index, the bell-weather proxy for our domestic stock market, delivered an impressive total return of 30.45% for our annual reporting period. Bonds also rebounded from a dreadful prior year. The Bloomberg U.S.
Aggregate Bond Index—a proxy for a diversified fixed income portfolio and one that many investors and institutions follow closely—delivered a total return of 3.33% for the 12-month reporting period.
Although the past year was constructive for investors, it’s important to remember that it was a winding road replete with many challenges. As we have championed before, it’s vital to remain calm in the face of adversity, but it’s equally important to resist unbridled optimism when markets rally strongly. We think the best approach is to stay even keeled and unemotional, and that you should understand your own risk tolerance, maintain a well-diversified portfolio across asset classes and investment types, and make a long-term plan and stick to it. We still believe that’s the best formula for success.

3
On the following pages you will find information relating to your Victory Mutual Fund. If you have any questions, we encourage you to contact our Investment Specialist. Call 800-235-8396, or visit our website at vcm.com.
From all of us here at Victory Capital, thank you for letting us help you work toward your investment goals.
James De Vries
President,
Victory Funds

4
Victory Tax Exempt Short-Term Fund
Manager’s Commentary
(Unaudited)
What were the market conditions during the reporting period?
Tax-exempt bonds, as measured by the Bloomberg Municipal Bond Index, generated positive returns overall during the reporting period. The U.S. Federal Reserve (the “Fed”) continued its rate hiking cycle in the reporting period and raised the Fed funds interest rate by an additional 75 basis points (a basis point is 1/100th of a percentage point). The Fed concluded with a target policy rate of 5.25-5.50%, keeping monetary policy restrictive to combat inflation. Higher rates drove higher municipal yields throughout the past twelve months, peaking in October. Throughout the reporting period performance was driven by rate volatility, but ultimately ended the period decidedly positive driven by a strong recovery in late 2023. Overall returns on the Bloomberg
Municipal Bond Index for the reporting period were 5.42%, outperforming the (taxable) Bloomberg U.S. Aggregate Bond Index which returned 3.33%.
At the end of the reporting period, the yield on the Bloomberg Municipal Bond Index was 3.40%, which is a taxable-equivalent yield of 5.75% (in the 40.8% tax bracket), providing what we view as an attractive entry point for investors into the municipal market. After factoring in the benefit of the tax exemption, municipal bonds looked attractive versus the (taxable) Bloomberg U.S.
Aggregate Bond Index which yielded 4.92% at the end of February 2024.
How did the Victory Tax Exempt Short-Term Fund (the “Fund”) perform during the reporting period?
The Fund has three share classes: Fund Shares, Institutional Shares, and Class A. For the reporting period ended February 29,
2024, the Fund Shares, Institutional Shares, and Class A had a total return (at net asset value) of 4.34%, 4.38%, and 4.16%, respectively, versus an average return of 3.68% amongst the funds in the Lipper Short Municipal Debt Funds category. This compares to returns of 3.75% for the Lipper Short Municipal Debt Funds Index, and 3.62% for the Bloomberg Municipal Bond
Short (1-5 Years) Index.
What strategies did you employ during the reporting period?
In keeping with our investment approach, we continued to focus on income generation. The Fund’s long-term income distribution, not its price appreciation, accounts for most of its total return.
During the reporting period, we continued to invest a portion of the portfolio in variable rate demand notes (“VRDNs”). The
VRDNs owned by the Fund have interest rates that adjust daily/weekly to the market. VRDNs also possess a “demand” feature that allows us to sell the bond at par value with notice of seven days or less, which helps us reduce share price volatility and gives us the flexibility to act when attractive opportunities arise.
Our commitment to independent credit research continued to help us identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive both to recognize relative value and to avoid potential pitfalls, which is especially important in volatile times like the present.
As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.
The Fund continues to hold a diversified portfolio of shorter-term, primarily investment-grade municipal bonds. To limit exposure to an unexpected event, the Fund is diversified by sector, issuer, and geography.
Thank you for allowing us to assist you with your investment needs.

5
Victory Tax Exempt Short-Term Fund
Investment Overview
(Unaudited)
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
The maximum offering price figures reflect a maximum sales charge of 2.25% for Class A. Net Asset Value does not reflect sales charges.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
Victory Tax Exempt Short-Term Fund — Growth of $10,000
1
The unmanaged Bloomberg Municipal Bond Short (1-5 Years) Index is a market-value-weighted index which covers the short components of the
Bloomberg Municipal Bond Index. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
2
The unmanaged Lipper Short Municipal Debt Funds Index measures the Fund's performance to that of the Lipper Short Municipal Debt Funds category. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended February 29, 2024
Fund
Shares
Institutional
Shares
Class A
INCEPTION DATE 3/19/82 6/29/20 8/1/10
Net Asset
Value
Net Asset
Value
Net Asset
Value
Maximum
Offering
Price
Bloomberg
Municipal Bond
Short (1-5 Years)
Index
1
Lipper Short
Municipal Debt
Funds Index
2
One Year 4.34% 4.38% 4.16% 1.81% 3.62% 3.75%
Five Year 1.21% N/A 1.00% 0.54% 1.22% 1.19%
Ten Year 1.13% N/A 0.92% 0.68% 1.22% 1.02%
Since Inception N/A 1.01% N/A N/A N/A N/A

6
Victory Portfolios III
Victory Tax Exempt Short-Term Fund
February 29, 2024
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide interest income that is exempt from federal income tax.
Top Industries*:
February 29, 2024
(% of Net Assets)
Does not include futures contracts and money market instruments.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Medical
22.1%
General
18.2%
General Obligation
10.5%
Development
9.9%
Nursing Homes
6.9%
Power
6.1%
Higher Education
4.5%
Pollution
4.1%
Water
4.1%
Transportation
4.0%

Schedule of Portfolio Investments
February 29, 2024
Victory Portfolios III
Victory Tax Exempt Short-Term Fund
7
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Municipal Bonds (99.7%)
Alabama (3.6%):
Black Belt Energy Gas District Revenue
4 .00% , 10/1/52 , (Put Date 12/1/26) (a) .................................... $ 3,000 $ 3,005
Series C , 5 .50% , 6/1/26 .............................................. 1,000 1,031
Series C-1 , 5 .25% , 6/1/25 ............................................. 600 606
Series D2 , 4 .96% ( SOFR + 140 bps ) , 7/1/52 , (Put Date 6/1/27) (a) (b) ................ 3,300 3,377
Chatom Industrial Development Board Revenue (INS - Assured Guaranty Municipal Corp.) ,
5 .00% , 8/1/30 ..................................................... 1,275 1,436
Prattville Industrial Development Board Revenue
2 .00% , 11/1/33 , (Put Date 10/1/24) (a) .................................... 450 445
2 .00% , 11/1/33 , (Put Date 10/1/24) (a) .................................... 425 420
Selma Industrial Development Board Revenue
2 .00% , 11/1/33 , (Put Date 10/1/24) (a) .................................... 3,650 3,608
1 .38% , 5/1/34 , (Put Date 6/16/25) (a) ..................................... 5,875 5,687
Southeast Energy Authority A Cooperative District Revenue
Series A , 5 .00% , 7/1/24 .............................................. 350 351
Series A , 5 .00% , 7/1/25 .............................................. 640 647
Series A , 5 .00% , 7/1/26 .............................................. 1,755 1,794
The Southeast Alabama Gas Supply District Revenue
Series A , 5 .00% , 4/1/25 .............................................. 1,000 1,012
Series B , 5 .00% , 11/1/24 .............................................. 750 752
Series B , 5 .00% , 5/1/25 .............................................. 1,000 1,006
25,177
Arizona (2.6%):
Arizona IDA Revenue
3 .00% , 12/15/31 , Continuously Callable @100 (c) ............................ 470 415
Series B , 4 .00% , 7/1/31 .............................................. 285 284
County of Maricopa , 5 .00% , 4/1/35 , Pre-refunded  4/1/24 @ 100 ..................... 2,125 2,126
Maricopa County IDA Revenue
4 .00% , 7/1/29 (c) ................................................... 750 733
3 .00% , 7/1/31 (c) ................................................... 500 459
Series C , 3 .87% ( MUNIPSA + 57 bps ) , 1/1/35 , (Put Date 10/18/24) (a) (b) ............ 2,125 2,125
Series C , 4 .10% ( MUNIPSA + 80 bps ) , 9/1/48 , (Put Date 9/1/24) (a) (b) .............. 7,735 7,702
Tempe IDA Revenue
Series A , 4 .00% , 12/1/26 ............................................. 240 234
Series A , 4 .00% , 12/1/27 ............................................. 355 343
Series A , 4 .00% , 12/1/28 ............................................. 365 349
Series A , 4 .00% , 12/1/29 ............................................. 380 359
Series A , 4 .00% , 12/1/30 , Continuously Callable @102 ........................ 495 456
Series A , 4 .00% , 12/1/31 , Continuously Callable @102 ........................ 465 429
Series C-1 , 1 .50% , 12/1/27 , Continuously Callable @100 ...................... 1,080 983
The IDA of the County of Pima Revenue
Series A , 5 .75% , 11/15/24 (c) ........................................... 420 421
Series A , 5 .75% , 11/15/25 (c) ........................................... 660 664
18,082
Arkansas (0.9%):
Arkansas Development Finance Authority Revenue
5 .00% , 9/1/30 ..................................................... 1,180 1,249
5 .00% , 9/1/31 , Continuously Callable @100 ............................... 1,200 1,273
5 .00% , 9/1/44 , (Put Date 9/1/27) (a) ...................................... 4,000 4,090
6,612
California (1.8%):
Anaheim Public Financing Authority Revenue , Series A , 5 .00% , 5/1/24 ................ 250 251
California County Tobacco Securitization Agency Revenue , Series A , 5 .00% , 6/1/30 ....... 200 221
California Health Facilities Financing Authority Revenue , Series A , 3 .85% , 11/15/27 ,
Continuously Callable @100 ........................................... 1,500 1,496
California Infrastructure & Economic Development Bank Revenue , Series D , 3 .65%
( MUNIPSA + 35 bps ) , 8/1/47 , (Put Date 8/1/24) (a) (b) .......................... 2,000 2,000
California Municipal Finance Authority Revenue
2 .75% , 11/15/27 , Continuously Callable @100 .............................. 785 753
Series B-2 , 2 .13% , 11/15/26 , Continuously Callable @100 ..................... 820 793
Newman-Crows Landing Unified School District, GO , 8/1/25 (d) ..................... 1,000 962

Victory Portfolios III
Victory Tax Exempt Short-Term Fund
8
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Sierra View Local Health Care District Revenue
5 .00% , 7/1/27 ..................................................... $ 315 $ 328
5 .00% , 7/1/28 ..................................................... 330 349
5 .00% , 7/1/29 ..................................................... 315 338
5 .00% , 7/1/30 ..................................................... 310 337
Western Placer Unified School District Special Tax , 2 .00% , 6/1/25 , Continuously Callable
@100 ........................................................... 4,750 4,641
12,469
Colorado (1.1%):
Colorado Health Facilities Authority Revenue
5 .00% , 11/1/25 ..................................................... 350 359
Series A , 5 .00% , 8/1/29 .............................................. 500 541
Series A , 5 .00% , 11/1/32 , Continuously Callable @100 ........................ 1,950 2,132
E-470 Public Highway Authority Revenue , Series B , 3 .91% ( SOFR + 35 bps ) , 9/1/39 , (Put Date
9/1/24) (a) (b) ...................................................... 4,000 3,990
Southlands Metropolitan District No. 1, GO , Series A-1 , 3 .50% , 12/1/27 ................ 800 778
7,800
Connecticut (1.9%):
City of Bridgeport, GO , Series B , 5 .00% , 8/15/26 ................................ 3,450 3,592
City of New Haven, GO
Series A , 5 .00% , 8/1/24 .............................................. 1,000 1,004
Series A , 5 .00% , 8/1/25 .............................................. 580 589
Series A , 5 .00% , 8/1/26 .............................................. 580 598
Series A , 5 .00% , 8/1/27 .............................................. 1,000 1,047
City of New Haven, GO (INS - Assured Guaranty Municipal Corp.)
Series B , 5 .00% , 2/1/27 .............................................. 600 629
Series B , 5 .00% , 2/1/28 .............................................. 525 560
Series B , 5 .00% , 2/1/29 .............................................. 550 596
City of West Haven, GO
Series A , 5 .00% , 11/1/24 .............................................. 815 819
Series A , 5 .00% , 11/1/27 .............................................. 650 678
Connecticut State Health & Educational Facilities Authority Revenue , Series B-2 , 5 .00% ,
7/1/53 , (Put Date 1/1/27) (a) ........................................... 3,000 3,139
13,251
Florida (1.6%):
Alachua County Health Facilities Authority Revenue , 5 .00% , 12/1/37 , (Put Date 12/1/26) (a) . 3,000 3,077
Capital Trust Agency, Inc. Revenue , 4 .00% , 8/1/30 ............................... 180 179
City of Pompano Beach Revenue
3 .50% , 9/1/30 , Continuously Callable @103 ............................... 3,590 3,321
Series B-1 , 2 .00% , 1/1/29 ............................................. 1,000 872
County of Escambia Revenue , 2 .00% , 11/1/33 , (Put Date 10/1/24) (a) .................. 775 766
Florida Development Finance Corp. Revenue
Series A , 5 .00% , 6/15/27 ............................................. 390 397
Series A , 5 .00% , 6/15/28 , Continuously Callable @100 ........................ 410 418
Series A , 5 .00% , 6/15/29 , Continuously Callable @100 ........................ 360 370
Series A , 5 .00% , 6/15/30 , Continuously Callable @100 ........................ 475 488
Florida Higher Educational Facilities Financial Authority Revenue
5 .00% , 10/1/24 .................................................... 500 502
5 .00% , 10/1/25 .................................................... 445 451
10,841
Georgia (8.8%):
Development Authority of Appling County Revenue , Series A , 1 .50% , 1/1/38 , (Put Date
2/3/25) (a) ........................................................ 2,000 1,927
George L Smith II Congress Center Authority Revenue , 2 .38% , 1/1/31 ................. 1,000 883
Main Street Natural Gas, Inc. Revenue
Series A , 5 .00% , 6/1/24 .............................................. 500 501
Series A , 5 .00% , 5/15/28 ............................................. 1,000 1,037
Series A , 5 .00% , 5/15/29 ............................................. 1,775 1,857
Series B , 5 .00% , 3/1/24 .............................................. 250 250
Series B , 5 .00% , 9/1/24 .............................................. 285 286
Series B , 5 .00% , 12/1/52 , (Put Date 6/1/29) (a) .............................. 6,000 6,301
Series C , 4 .00% , 5/1/52 , (Put Date 12/1/28) (a) .............................. 10,000 10,066
Series D , 5 .00% , 5/1/54 , (Put Date 12/1/30) (a) .............................. 2,000 2,121

Victory Portfolios III
Victory Tax Exempt Short-Term Fund
9
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Savannah Economic Development Authority Revenue , 2 .00% , 11/1/33 , (Put Date 10/1/24) (a) $ 815 $ 806
The Development Authority of Burke County Revenue
1 .70% , 12/1/49 , (Put Date 8/22/24) (a) .................................... 7,500 7,392
2 .88% , 12/1/49 , (Put Date 8/19/25) (a) .................................... 1,775 1,735
Series 1S , 3 .65% , 11/1/48 , Continuously Callable @100 (e) ..................... 15,350 15,350
Series 4 , 3 .80% , 10/1/32 , (Put Date 5/21/26) (a) .............................. 1,000 999
The Development Authority of Cobb County Revenue , Series A , 2 .25% , 4/1/33 , (Put Date
10/1/29) (a) ....................................................... 5,000 4,601
The Development Authority of Monroe County Revenue
3 .88% , 6/1/42 , (Put Date 3/6/26) (a) ...................................... 1,500 1,500
Series A , 1 .50% , 1/1/39 , (Put Date 2/3/25) (a) ............................... 3,500 3,372
60,984
Guam (0.3%):
Territory of Guam Revenue , Series A , 5 .00% , 12/1/24 ............................. 2,000 2,017
Idaho (0.7%):
County of Nez Perce Revenue , 2 .75% , 10/1/24 .................................. 5,000 4,961
Illinois (9.2%):
Chicago Board of Education, GO
Series A , 4 .00% , 12/1/27 ............................................. 1,400 1,397
Series B , 5 .00% , 12/1/31 , Continuously Callable @100 ........................ 1,000 1,056
Chicago Park District, GO
Series F-2 , 5 .00% , 1/1/27 ............................................. 600 629
Series F-2 , 5 .00% , 1/1/28 ............................................. 1,000 1,068
Series F-2 , 5 .00% , 1/1/29 ............................................. 1,000 1,086
Series F-2 , 5 .00% , 1/1/30 ............................................. 1,305 1,439
Series F-2 , 5 .00% , 1/1/31 , Continuously Callable @100 ....................... 2,115 2,330
Series F-2 , 5 .00% , 1/1/32 , Continuously Callable @100 ....................... 1,750 1,924
Chicago Park District, GO (INS - Build America Mutual Assurance Co.) , Series A , 4 .00% ,
1/1/31 , Continuously Callable @100 ..................................... 750 778
Chicago Transit Authority Capital Grant Receipts Revenue
5 .00% , 6/1/25 ..................................................... 1,720 1,750
5 .00% , 6/1/26 ..................................................... 1,000 1,034
City of Chicago Lakeshore East Special Assessment
2 .27% , 12/1/24 (c) .................................................. 310 306
2 .53% , 12/1/25 (c) .................................................. 328 319
2 .69% , 12/1/26 (c) .................................................. 305 295
2 .87% , 12/1/27 (c) .................................................. 255 245
City of Chicago Waterworks Revenue
5 .00% , 11/1/25 ..................................................... 4,000 4,092
5 .00% , 11/1/26 ..................................................... 1,000 1,040
Series A-1 , 5 .00% , 11/1/25 ............................................ 2,000 2,046
Series A-1 , 4 .00% , 11/1/26 ............................................ 2,500 2,537
Illinois Finance Authority Revenue
5 .00% , 10/1/29 .................................................... 500 535
5 .00% , 10/1/30 .................................................... 250 271
Series B , 4 .00% ( MUNIPSA + 70 bps ) , 5/1/42 , (Put Date 5/1/26) (a) (b) .............. 2,250 2,215
Series C , 4 .00% , 2/15/25 ............................................. 10,000 10,081
Northern Illinois University Revenue (INS - Build America Mutual Assurance Co.)
5 .00% , 10/1/30 .................................................... 325 358
5 .00% , 10/1/31 , Continuously Callable @100 ............................... 450 498
Series B , 5 .00% , 4/1/30 .............................................. 250 274
Sales Tax Securitization Corp. Revenue , Series A , 5 .00% , 1/1/30 ..................... 2,000 2,231
State of Illinois, GO
Series A , 5 .00% , 11/1/25 .............................................. 5,000 5,129
Series C , 5 .00% , 11/1/29 , Continuously Callable @100 ........................ 8,985 9,564
The Illinois Sports Facilities Authority Revenue
5 .00% , 6/15/28 .................................................... 1,000 1,055
5 .00% , 6/15/30 .................................................... 1,500 1,622
5 .00% , 6/15/31 .................................................... 575 628
5 .00% , 6/15/32 , Continuously Callable @100 ............................... 480 524
Village of Rosemont, GO (INS - Assured Guaranty Municipal Corp.) , Series A , 5 .00% , 12/1/24 1,915 1,936

Victory Portfolios III
Victory Tax Exempt Short-Term Fund
10
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Western Illinois University Revenue (INS - Build America Mutual Assurance Co.)
4 .00% , 4/1/29 ..................................................... $ 750 $ 776
4 .00% , 4/1/30 ..................................................... 750 773
63,841
Indiana (2.1%):
City of Rockport Revenue , Series A , 3 .13% , 7/1/25 ............................... 1,500 1,486
Indiana Bond Bank Revenue
1/15/27 (d) ........................................................ 1,280 1,170
1/15/28 (d) ........................................................ 1,100 975
1/15/29 (d) ........................................................ 565 485
7/15/29 , Continuously Callable @99 (d) ................................... 730 578
Indiana Finance Authority Revenue
5 .00% , 4/1/24 ..................................................... 715 715
5 .00% , 4/1/25 ..................................................... 750 753
5 .00% , 4/1/26 ..................................................... 790 798
5 .00% , 4/1/27 ..................................................... 830 847
5 .00% , 4/1/28 ..................................................... 870 897
5 .00% , 4/1/29 ..................................................... 1,180 1,230
Terre Haute Sanitary District Revenue , 5 .25% , 9/28/28 , Continuously Callable @100 ...... 5,000 5,033
14,967
Kentucky (10.2%):
City of Ashland Revenue
5 .00% , 2/1/28 ..................................................... 1,775 1,839
5 .00% , 2/1/30 ..................................................... 740 782
County of Carroll Revenue , 1 .55% , 9/1/42 , (Put Date 9/1/26) (a) ...................... 5,000 4,666
County of Owen Revenue
Series A , 2 .45% , 6/1/39 , (Put Date 10/1/29) (a) .............................. 10,000 9,383
Series B , 2 .45% , 9/1/39 , (Put Date 10/1/29) (a) .............................. 5,000 4,564
Kentucky Economic Development Finance Authority Revenue
4 .50% , 10/1/27 , Continuously Callable @100 ............................... 5,000 5,001
Series B-3 , 4 .70% ( MUNIPSA + 140 bps ) , 2/1/46 , (Put Date 2/1/25) (a) (b) ........... 10,000 10,004
Kentucky Public Energy Authority Revenue
Series A , 5 .00% , 7/1/25 .............................................. 375 378
Series A , 5 .00% , 5/1/55 , (Put Date 7/1/30) (a) ............................... 1,000 1,049
Series B , 4 .00% , 1/1/49 , (Put Date 1/1/25) (a) ............................... 5,715 5,707
Series C , 4 .00% , 2/1/50 , (Put Date 2/1/28) (a) ............................... 3,370 3,353
Series C-1 , 4 .00% , 12/1/49 , (Put Date 6/1/25) (a) ............................. 10,000 10,013
Series C-3 , 4 .35% ( MUNIPSA + 105 bps ) , 12/1/49 , (Put Date 6/1/25) (a) (b) ........... 10,000 9,914
Louisville/Jefferson County Metropolitan Government Revenue , Series D , 5 .00% , 10/1/47 ,
(Put Date 10/1/29) (a) ................................................ 4,000 4,370
71,023
Louisiana (1.2%):
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue , Series A , 2 .00% , 6/1/30 , Continuously Callable @100 ................. 1,000 914
Parish of St. John the Baptist Revenue
2 .20% , 6/1/37 , (Put Date 7/1/26) (a) ...................................... 1,750 1,670
Series B1 , 2 .13% , 6/1/37 , (Put Date 7/1/24) (a) .............................. 2,000 1,982
Tangipahoa Parish Hospital Service District No. 1 Revenue , 5 .00% , 2/1/32 , Continuously
Callable @100 ..................................................... 3,470 3,736
8,302
Maryland (1.8%):
Maryland Economic Development Corp. Revenue
Series A , 5 .00% , 6/1/25 .............................................. 1,500 1,518
Series A , 5 .00% , 6/1/26 .............................................. 2,000 2,050
Series A , 5 .00% , 6/1/27 .............................................. 1,340 1,394
Maryland Health & Higher Educational Facilities Authority Revenue
5 .00% , 7/1/28 ..................................................... 1,910 2,021
5 .00% , 7/1/29 ..................................................... 1,130 1,215
5 .00% , 7/1/30 ..................................................... 1,000 1,088
Town of Chestertown Revenue
Series A , 5 .00% , 3/1/31 .............................................. 1,475 1,581
Series A , 5 .00% , 3/1/32 , Continuously Callable @100 ......................... 1,550 1,659
12,526

Victory Portfolios III
Victory Tax Exempt Short-Term Fund
11
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Massachusetts (1.3%):
Massachusetts Development Finance Agency Revenue
5 .00% , 7/1/25 ..................................................... $ 1,250 $ 1,264
5 .00% , 7/1/26 ..................................................... 1,500 1,533
3 .90% ( MUNIPSA + 60 bps ) , 7/1/49 , (Put Date 1/29/26) (a) (b) (c) .................. 2,500 2,491
Series A , 5 .00% , 7/1/29 , Continuously Callable @100 ......................... 1,425 1,468
Series S , 5 .00% , 7/15/26 (c) ............................................ 310 313
Series S , 5 .00% , 7/15/28 (c) ............................................ 340 343
Series S , 5 .00% , 7/15/30 (c) ............................................ 640 642
Massachusetts Development Finance Agency Revenue (INS - Assured Guaranty Municipal
Corp.) , Series C , 5 .00% , 10/1/30 ........................................ 975 1,083
9,137
Michigan (1.0%):
Flint Hospital Building Authority Revenue
5 .00% , 7/1/29 ..................................................... 1,995 2,069
5 .00% , 7/1/30 ..................................................... 2,290 2,379
Michigan Finance Authority Revenue
4 .00% , 2/1/27 ..................................................... 140 138
4 .00% , 2/1/32 ..................................................... 285 275
Summit Academy North Revenue
2 .25% , 11/1/26 ..................................................... 815 777
4 .00% , 11/1/31 , Continuously Callable @103 ............................... 1,565 1,485
7,123
Minnesota (0.1%):
Sanford Canby Community Hospital District No. 1 Revenue , 4 .24% , 11/1/26 , Continuously
Callable @100 (e) ................................................... 695 695
Mississippi (3.4%):
Mississippi Business Finance Corp. Revenue , 3 .20% , 9/1/28 , Continuously Callable @100 .. 4,000 3,943
Mississippi Hospital Equipment & Facilities Authority Revenue
5 .00% , 9/1/24 ..................................................... 10,000 10,033
Series A-2 , 4 .13% , 9/1/36 , (Put Date 8/28/24) (a) ............................. 9,760 9,752
23,728
Missouri (0.2%):
Health & Educational Facilities Authority of the State of Missouri Revenue
4 .00% , 8/1/24 ..................................................... 155 154
4 .00% , 8/1/26 ..................................................... 205 198
4 .00% , 8/1/28 ..................................................... 415 392
4 .00% , 8/1/30 ..................................................... 295 272
Missouri Development Finance Board Revenue , 5 .00% , 3/1/24 ...................... 300 300
1,316
Nebraska (2.0%):
Central Plains Energy Project Revenue , Series 1 , 5 .00% , 5/1/53 , (Put Date 10/1/29) (a) ...... 6,000 6,266
County of Douglas Revenue , 3 .83% ( MUNIPSA + 53 bps ) , 7/1/35 , (Put Date 9/1/26) (a) (b) .... 7,845 7,783
14,049
Nevada (0.4%):
County of Clark Revenue , Series R , 3 .75% , 1/1/36 , (Put Date 3/31/26) (a) ............... 2,500 2,491
New Hampshire (0.1%):
New Hampshire Business Finance Authority Revenue
4 .00% , 1/1/30 , Continuously Callable @103 ............................... 280 269
4 .00% , 1/1/31 , Continuously Callable @103 ............................... 295 281
550
New Jersey (2.1%):
Casino Reinvestment Development Authority, Inc. Revenue (INS - Assured Guaranty
Municipal Corp.) , 5 .00% , 11/1/24 ....................................... 1,000 1,010
New Jersey Building Authority Revenue
Series A , 5 .00% , 6/15/24 ............................................. 1,595 1,602
Series A , 5 .00% , 6/15/24 ............................................. 2,405 2,416
New Jersey Educational Facilities Authority Revenue , Series B , 4 .00% , 9/1/24 ........... 4,730 4,744
New Jersey Transportation Trust Fund Authority Revenue , 5 .00% , 6/15/24 .............. 5,095 5,118
14,890

Victory Portfolios III
Victory Tax Exempt Short-Term Fund
12
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
New Mexico (1.4%):
City of Farmington Revenue , Series A , 2 .15% , 4/1/33 , Continuously Callable @101 ....... $ 5,000 $ 4,036
New Mexico Hospital Equipment Loan Council Revenue
5 .00% , 6/1/27 ..................................................... 770 797
5 .00% , 6/1/28 ..................................................... 780 819
5 .00% , 6/1/29 ..................................................... 835 890
5 .00% , 6/1/30 ..................................................... 525 566
5 .00% , 6/1/31 , Continuously Callable @100 ............................... 690 745
Village of Los Ranchos de Albuquerque Revenue
5 .00% , 9/1/28 ..................................................... 840 889
5 .00% , 9/1/31 , Continuously Callable @100 ............................... 300 325
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation , 3 .75% ,
5/1/28 (c) ......................................................... 750 742
9,809
New York (12.5%):
Build NYC Resource Corp. Revenue , Series A , 3 .40% , 7/1/27 ....................... 245 241
City of Amsterdam, GO , 5 .00% , 3/6/24 , Continuously Callable @100 ................. 1,865 1,865
City of Long Beach, GO
Series B , 5 .00% , 9/27/24 ............................................. 8,000 8,046
Series C , 5 .25% , 9/27/24 ............................................. 2,838 2,858
City of Mount Vernon, GO , 6 .50% , 11/7/24 .................................... 3,204 3,235
City of Poughkeepsie, GO
4 .00% , 4/15/24 .................................................... 140 140
5 .13% , 4/26/24 .................................................... 1,500 1,501
4 .00% , 4/15/25 .................................................... 215 215
4 .00% , 4/15/26 .................................................... 230 231
County of Rockland, GO (INS - Assured Guaranty Municipal Corp.) , Series A , 5 .00% , 3/1/24 1,600 1,600
Long Island Power Authority Revenue
Series B , 1 .65% , 9/1/49 , (Put Date 9/1/24) (a) ............................... 4,500 4,451
Series C , 3 .75% ( MUNIPSA + 45 bps ) , 9/1/38 , (Put Date 9/1/25) (a) (b) .............. 10,500 10,386
Metropolitan Transportation Authority Revenue
Series A-2 , 5 .00% , 11/15/45 , (Put Date 5/15/30) (a) ........................... 1,830 2,037
Series A3 , 4 .21% ( SOFR + 65 bps ) , 11/15/42 , (Put Date 4/1/26) (a) (b) ............... 10,000 9,784
Metropolitan Transportation Authority Revenue (INS - Assured Guaranty Municipal Corp.) ,
Series 2 , 4 .36% ( SOFR + 80 bps ) , 11/1/32 , (Put Date 4/1/26) (a) (b) ................. 2,000 1,991
New York Liberty Development Corp. Revenue
2 .80% , 9/15/69 , Continuously Callable @100 ............................... 14,950 13,573
2 .63% , 9/15/69 , Continuously Callable @100 ............................... 1,650 1,513
Series A , 1 .90% , 11/15/31 , Continuously Callable @100 ....................... 2,000 1,717
New York State Dormitory Authority Revenue
5 .00% , 12/1/24 (c) .................................................. 1,200 1,200
5 .00% , 12/1/25 (c) .................................................. 1,200 1,199
New York State Housing Finance Agency Revenue  (LIQ - Deutsche Bank A.G.) , Series DBE-
8105 , 3 .68% , 8/1/50 , Continuously Callable @100 (c) (e) ....................... 9 9
Niagara Area Development Corp. Revenue , Series B , 3 .50% , 11/1/24 , Continuously Callable
@100 (c) ......................................................... 500 498
Troy Capital Resource Corp. Revenue
5 .00% , 8/1/26 , Continuously Callable @100 ............................... 1,050 1,081
5 .00% , 9/1/27 ..................................................... 1,250 1,323
Village of Johnson City, GO , Series C , 5 .25% , 9/27/24 ............................ 10,000 10,052
Village of Valley Stream, GO , Series A , 4 .50% , 5/10/24 ........................... 5,000 5,000
Village of Washingtonville, GO , 7 .25% , 10/4/24 ................................. 1,200 1,208
86,954
North Carolina (1.0%):
Columbus County Industrial Facilities & Pollution Control Financing Authority Revenue
2 .00% , 11/1/33 , (Put Date 10/1/24) (a) .................................... 825 814
2 .00% , 11/1/33 , (Put Date 10/1/24) (a) .................................... 825 814
Series A , 1 .38% , 5/1/34 , (Put Date 6/16/25) (a) .............................. 2,000 1,928
North Carolina Medical Care Commission Revenue
4 .25% , 10/1/28 , Continuously Callable @100 ............................... 250 251
Series A , 4 .00% , 10/1/27 ............................................. 600 603
Series B-1 , 2 .55% , 9/1/26 , Continuously Callable @100 ....................... 1,575 1,521

Victory Portfolios III
Victory Tax Exempt Short-Term Fund
13
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Series B2 , 2 .30% , 9/1/25 , Continuously Callable @100 ........................ $ 1,250 $ 1,189
7,120
North Dakota (0.4%):
City of Grand Forks Revenue
5 .00% , 12/1/31 .................................................... 1,200 1,271
5 .00% , 12/1/32 , Continuously Callable @100 ............................... 1,300 1,377
2,648
Ohio (3.1%):
Akron Bath Copley Joint Township Hospital District Revenue
5 .00% , 11/15/29 .................................................... 275 293
5 .00% , 11/15/30 .................................................... 350 377
5 .00% , 11/15/31 , Continuously Callable @100 .............................. 300 323
County of Allen Hospital Facilities Revenue , 5 .00% , 12/1/30 , Continuously Callable @100 .. 2,000 2,246
County of Hamilton Revenue , 5 .00% , 9/15/29 .................................. 1,345 1,403
Ohio Air Quality Development Authority Revenue
2 .40% , 12/1/38 , (Put Date 10/1/29) (a) .................................... 3,250 2,871
Series D , 1 .90% , 5/1/26 , (Put Date 10/1/24) (a) .............................. 3,500 3,429
Ohio Higher Educational Facility Commission Revenue , Series C , 5 .00% , 5/1/24 ......... 1,000 1,003
Port of Greater Cincinnati Development Authority Revenue , Series CO , 5 .00% , 5/1/25 ,
Continuously Callable @100 (c) ......................................... 5,500 5,494
Southeastern Ohio Port Authority Revenue , 5 .00% , 12/1/25 , Continuously Callable @100 ... 1,000 1,002
State of Ohio Revenue
5 .00% , 11/15/27 .................................................... 425 439
5 .00% , 11/15/30 .................................................... 710 759
5 .00% , 11/15/31 , Continuously Callable @100 .............................. 465 499
Series A , 5 .00% , 1/15/30 ............................................. 1,000 1,114
21,252
Oklahoma (0.9%):
Muskogee Industrial Trust Revenue , 4 .00% , 9/1/28 ............................... 5,000 5,058
Oklahoma Development Finance Authority Revenue
Series B , 5 .00% , 8/15/24 ............................................. 600 601
Series B , 5 .00% , 8/15/25 ............................................. 550 554
6,213
Oregon (0.2%):
County of Yamhill Revenue , Series A , 4 .00% , 10/1/24 ............................. 425 424
Oregon State Facilities Authority Revenue
Series A , 5 .00% , 10/1/28 ............................................. 150 158
Series A , 5 .00% , 10/1/29 ............................................. 300 321
Series A , 5 .00% , 10/1/30 ............................................. 300 324
1,227
Pennsylvania (5.6%):
Bethlehem Area School District Authority Revenue , Series A , 3 .91% ( SOFR + 35 bps ) , 1/1/30 ,
(Put Date 11/1/25) (a) (b) .............................................. 995 962
Chester County IDA Revenue
3 .75% , 10/1/24 .................................................... 130 129
5 .00% , 3/1/27 , Continuously Callable @100 ............................... 3,375 3,470
Coatesville School District, GO (INS - Assured Guaranty Municipal Corp.)
5 .00% , 8/1/24 ..................................................... 1,000 1,007
5 .00% , 8/1/25 ..................................................... 800 820
Commonwealth Financing Authority Revenue , 5 .00% , 6/1/26 ....................... 2,000 2,071
County of Lehigh Revenue
5 .00% , 7/1/28 ..................................................... 1,750 1,878
5 .00% , 7/1/29 ..................................................... 2,000 2,183
Delaware County Authority Revenue
5 .00% , 10/1/24 .................................................... 505 506
5 .00% , 10/1/25 .................................................... 525 529
5 .00% , 10/1/30 .................................................... 1,200 1,234
Geisinger Authority Revenue , Series B , 4 .71% ( US0001M + 107 bps ) , 6/1/28 , (Put Date
6/1/24) (a) (b) ...................................................... 7,000 6,987
General Authority of Southcentral Pennsylvania Revenue , Series B , 3 .90%
( MUNIPSA + 60 bps ) , 6/1/49 , (Put Date 6/1/24) (a) (b) .......................... 6,000 5,994
Latrobe IDA Revenue
5 .00% , 3/1/28 ..................................................... 135 138

Victory Portfolios III
Victory Tax Exempt Short-Term Fund
14
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
5 .00% , 3/1/29 ..................................................... $ 175 $ 180
5 .00% , 3/1/30 ..................................................... 150 155
5 .00% , 3/1/31 ..................................................... 175 181
Luzerne County IDA Revenue (INS - Assured Guaranty Municipal Corp.)
5 .00% , 12/15/25 .................................................... 550 568
5 .00% , 12/15/26 , Continuously Callable @100 .............................. 500 516
5 .00% , 12/15/27 , Continuously Callable @100 .............................. 1,000 1,033
Montgomery County IDA Revenue , Series A , 4 .10% , 4/1/53 , (Put Date 4/3/28) (a) ......... 2,500 2,547
Northampton County General Purpose Authority Revenue , 4 .85% ( TSFR1M + 104 bps ) , 8/15/48 ,
(Put Date 8/15/24) (a) (b) .............................................. 1,855 1,821
Pennsylvania Turnpike Commission Registration Fee Revenue , 3 .30% ( MUNIPSA + 85 bps ) ,
7/15/41 , (Put Date 7/15/26) (a) (b) ........................................ 2,500 2,531
Philadelphia IDA Revenue
5 .00% , 6/15/28 (c) .................................................. 210 212
5 .00% , 6/15/29 , Continuously Callable @100 (c) ............................. 220 222
5 .00% , 6/15/30 , Continuously Callable @100 (c) ............................. 145 146
The Berks County Municipal Authority Revenue , Series B , 5 .00% , 2/1/40 , (Put Date 2/1/30) (a) 1,700 899
38,919
South Carolina (0.3%):
Piedmont Municipal Power Agency Revenue , Series D , 4 .00% , 1/1/32 , Continuously Callable
@100 ........................................................... 2,220 2,315
South Dakota (0.3%):
South Dakota Health & Educational Facilities Authority Revenue
4 .24% , 11/1/25 , Continuously Callable @100 (e) ............................. 645 645
4 .24% , 11/1/27 , Continuously Callable @100 (e) ............................. 1,230 1,230
1,875
Tennessee (1.5%):
Tennergy Corp. Revenue
Series A , 5 .25% , 12/1/24 ............................................. 500 501
Series A , 5 .25% , 12/1/25 ............................................. 550 555
Series A , 4 .00% , 12/1/51 , (Put Date 9/1/28) (a) .............................. 4,130 4,130
Series A , 5 .50% , 10/1/53 , (Put Date 12/1/30) (a) ............................. 5,000 5,350
10,536
Texas (7.8%):
City of Dallas Housing Finance Corp. Revenue , 5 .00% , 7/1/26 , (Put Date 12/1/25) (a) ...... 2,750 2,812
City of San Antonio Electric & Gas Systems Revenue , 4 .17% ( MUNIPSA + 87 bps ) , 2/1/48 , (Put
Date 12/1/25) (a) (b) ................................................. 5,000 5,041
County of Wise Revenue
5 .00% , 8/15/29 .................................................... 880 940
5 .00% , 8/15/31 .................................................... 680 742
5 .00% , 8/15/32 , Continuously Callable @100 ............................... 450 490
5 .00% , 8/15/33 , Continuously Callable @100 ............................... 930 1,011
Decatur Hospital Authority Revenue , Series A , 5 .00% , 9/1/24 ....................... 780 786
Gulf Coast IDA Revenue , 3 .10% , 11/1/41 , Continuously Callable @100 (e) .............. 4,200 4,200
Harris County Cultural Education Facilities Finance Corp. Revenue
5 .00% , 7/1/49 , (Put Date 12/1/26) (a) ..................................... 1,400 1,461
Series C2 , 3 .87% ( MUNIPSA + 57 bps ) , 12/1/49 , (Put Date 12/4/24) (a) (b) ........... 1,670 1,666
Martin County Hospital District, GO
4 .00% , 4/1/27 ..................................................... 300 305
4 .00% , 4/1/29 ..................................................... 405 417
4 .00% , 4/1/32 , Continuously Callable @100 ............................... 350 362
New Hope Cultural Education Facilities Finance Corp. Revenue
Series A , 5 .00% , 7/1/24 (f) ............................................. 2,300 2,074
Series A , 5 .00% , 7/1/25 (f) ............................................. 2,135 1,925
Series A , 5 .00% , 7/1/26 (f) ............................................. 1,250 1,127
Port of Port Arthur Navigation District Revenue
Series A , 3 .85% , 4/1/40 , Continuously Callable @100 (e) ....................... 2,115 2,115
Series B , 3 .85% , 4/1/40 , Continuously Callable @100 (e) ....................... 3,300 3,300
Series C , 3 .85% , 4/1/40 , Continuously Callable @100 (e) ....................... 18,755 18,755
Texas Municipal Gas Acquisition & Supply Corp. III Revenue , 5 .00% , 12/15/27 .......... 2,000 2,066

Victory Portfolios III
Victory Tax Exempt Short-Term Fund
15
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Texas Private Activity Bond Surface Transportation Corp. Revenue , 4 .00% , 6/30/31 ,
Continuously Callable @100 ........................................... $ 2,355 $ 2,427
54,022
Vermont (0.2%):
Vermont Economic Development Authority Revenue
4 .00% , 5/1/29 , Continuously Callable @103 ............................... 445 424
4 .00% , 5/1/30 , Continuously Callable @103 ............................... 230 217
Vermont Educational & Health Buildings Financing Agency Revenue , 5 .00% , 10/15/26 ..... 1,000 1,006
1,647
Virginia (1.4%):
Halifax County IDA Revenue , 1 .65% , 12/1/41 , (Put Date 5/31/24) (a) .................. 1,500 1,488
James City County Economic Development Authority Revenue
5 .25% , 12/1/27 , Continuously Callable @100 ............................... 1,000 999
Series A , 4 .00% , 12/1/30 , Continuously Callable @103 ........................ 220 211
Marquis Community Development Authority of York County Revenue , 2 .25% , 9/1/45 (c) (f) (g) 1,074 468
Marquis Community Development Authority of York County Tax Allocation
Series A , 1 .53% , 9/1/36 (f) (g) .......................................... 3,506 1,528
Series C , 9/1/41 (d) (g) ................................................ 5,111 13
Peninsula Ports Authority Revenue (NBGA - Dominion Energy, Inc.) , 3 .80% , 10/1/33 , (Put
Date 10/1/24) (a) .................................................... 1,810 1,804
Prince William County IDA Revenue , 5 .00% , 1/1/31 , Continuously Callable @102 ........ 1,700 1,607
Virginia Small Business Financing Authority Revenue , Series A , 5 .00% , 1/1/30 , Continuously
Callable @103 ..................................................... 1,250 1,319
9,437
Washington (3.0%):
Washington Health Care Facilities Authority Revenue
5 .00% , 8/15/26 .................................................... 2,000 2,034
5 .00% , 8/15/27 .................................................... 2,175 2,236
Series B-2 , 4 .70% ( MUNIPSA + 140 bps ) , 1/1/35 , (Put Date 1/1/25) (a) (b) ........... 10,000 10,000
Series B-3 , 5 .00% , 8/1/49 , Callable 2/1/26 @ 100 ............................ 1,000 1,030
Washington State Housing Finance Commission Revenue
Series A , 5 .00% , 7/1/24 .............................................. 355 356
Series A , 5 .00% , 7/1/25 .............................................. 345 348
Series A , 5 .00% , 7/1/26 .............................................. 290 295
Series B2 , 4 .00% , 7/1/26 , Continuously Callable @100 ........................ 4,500 4,469
20,768
Wisconsin (1.7%):
Public Finance Authority Revenue
4 .00% , 3/1/24 (c) ................................................... 1,010 1,010
4 .00% , 9/1/24 (c) ................................................... 325 323
4 .00% , 3/1/25 (c) ................................................... 1,075 1,061
4 .00% , 3/1/26 (c) ................................................... 1,510 1,471
4 .00% , 3/1/27 (c) ................................................... 795 764
4 .00% , 3/1/28 (c) ................................................... 840 796
3 .25% , 1/1/30 ..................................................... 1,795 1,692
5 .00% , 4/1/30 (c) ................................................... 500 514
Wisconsin Health & Educational Facilities Authority Revenue
4 .00% , 1/1/25 ..................................................... 205 201
4 .00% , 1/1/26 ..................................................... 345 331
4 .00% , 3/15/30 .................................................... 400 399
Series B , 4 .00% , 9/15/24 ............................................. 100 100
Series B , 4 .00% , 9/15/26 ............................................. 110 108
Series B , 4 .00% , 9/15/27 ............................................. 140 137
Series B , 4 .00% , 9/15/28 , Continuously Callable @103 ........................ 200 194
Series B , 4 .00% , 9/15/29 , Continuously Callable @103 ........................ 305 296
Series B , 4 .00% , 9/15/30 , Continuously Callable @103 ........................ 320 309
Series B , 4 .00% , 9/15/31 , Continuously Callable @103 ........................ 315 303

Victory Portfolios III
Victory Tax Exempt Short-Term Fund
16
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Series B-2 , 5 .00% , 2/15/51 , (Put Date 2/15/27) (a) ............................ $ 2,000 $ 2,047
12,056
Total Municipal Bonds (Cost $716,379)
a
a
a
693,630
Total Investments (Cost $716,379) — 99.7% 693,630
Other assets in excess of liabilities — 0.3% 2,364
NET ASSETS - 100.00% $ 695,994
(a) Put Bond.
(b) Variable or Floating-Rate Security. Rate disclosed is as of February 29, 2024.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of February 29, 2024, the fair value of these securities was
$23,775 (thousands) and amounted to 3.4% of net assets.
(d) Zero-coupon bond.
(e) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(f) Currently the issuer is in default with respect to interest and/or principal payments.
(g) This security is classified as Level 3 within the fair value hierarchy and the value is derived based upon the use of inputs such as real property appraisals.
bps
—
Basis points
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
IDA
—
Industrial Development Authority
LIBOR
—
London Interbank Offered Rate
MUNIPSA
—
SIFMA Municipal Swap Index Yield
SOFR
—
Secured Overnight Financing Rate
TSFR1M
—
1 month Term SOFR, rate disclosed as of February 29, 2024.
US0001M
—
1 Month US Dollar LIBOR, rate disclosed as of February 29, 2024, based on the last reset date of the security.
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ—Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Statement of Assets and Liabilities
February 29, 2024
17
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
Victory Tax Exempt
Short-Term Fund
Assets:
Investments, at value (Cost $716,379) $ 693,630
Cash 195
Receivables:
Interest 7,012
Capital shares issued 128
From Adviser 6
Prepaid expenses 22
Total Assets 700,993
Liabilities:
Payables:
Distributions 195
Investments purchased 4,135
Capital shares redeemed 377
Accrued expenses and other payables:
Investment advisory fees 126
Administration fees 82
Custodian fees — (a)
Transfer agent fees 39
Compliance fees 1
Trustees' fees — (a)
12b-1 fees — (a)
Other accrued expenses 44
Total Liabilities 4,999
Commitments and contingencies (Note 4 )
Net Assets:
Capital 749,598
Total accumulated earnings/(loss) (53,604)
Net Assets $ 695,994
Net Assets
Fund Shares $ 672,740
Institutional Shares 19,154
Class A 4,100
Total $ 695,994
Shares (unlimited number of shares authorized with no par value):
Fund Shares 66,418
Institutional Shares 1,890
Class A 404
Total 68,712
Net asset value, offering and redemption price per share:(b)
Fund Shares $ 10 .13
Institutional Shares 10 .13
Class A 10 .14
Maximum Sales Charge — Class A 2 .25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 10 .37
(a) Rounds to less than $1 thousand.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Year Ended February 29, 2024
18
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory Tax Exempt
Short-Term Fund
Investment Income:
Interest $ 24,488
Total Income 24,488
Expenses:
Investment advisory fees 1,974
Administration fees — Fund Shares 1,065
Administration fees — Institutional Shares 23
Administration fees — Class A 6
Sub-Administration fees 25
12b-1 fees — Class A 11
Custodian fees 31
Transfer agent fees — Fund Shares 321
Transfer agent fees — Institutional Shares 24
Transfer agent fees — Class A 4
Trustees' fees 48
Compliance fees 7
Legal and audit fees 55
State registration and filing fees 61
Other expenses 81
Recoupment of prior expenses waived/reimbursed by Adviser 12
Total Expenses 3,748
Less fees paid indirectly (30)
Expenses waived/reimbursed by Adviser (57)
Net Expenses 3,661
Net Investment Income (Loss) 20,827
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities (626)
Net change in unrealized appreciation/depreciation on investment securities 10,453
Net realized/unrealized gains (losses) on investments 9,827
Change in net assets resulting from operations $ 30,654

19
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Tax Exempt Short-Term Fund
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 20,827 $ 17,265 $ 13,566
Net realized gains (losses) (626) (3,135) (628)
Net change in unrealized appreciation/depreciation 10,453 (21,762) (39,486)
Change in net assets resulting from operations 30,654 (7,632) (26,548)
Distributions to Shareholders:
Fund Shares (20,205) (16,458) (12,863)
Institutional Shares (668) (592) (529)
Class A (114) (116) (132)
Change in net assets resulting from distributions to shareholders (20,987) (17,166) (13,524)
Change in net assets resulting from capital transactions (95,379) (231,710) (144,353)
Change in net assets (85,712) (256,508) (184,425)
Net Assets:
Beginning of period 781,706 1,038,214 1,222,639
End of period $ 695,994 $ 781,706 $ 1,038,214
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28.

20
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Tax Exempt Short-Term Fund
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 47,257 $ 78,976 $ 139,075
Distributions reinvested 17,938 14,583 11,199
Cost of shares redeemed (152,448) (302,777) (310,220)
Total Fund Shares $ (87,253) $ (209,218) $ (159,946)
Institutional Shares
Proceeds from shares issued $ 6,782 $ 12,792 $ 49,482
Distributions reinvested 460 407 350
Cost of shares redeemed (15,312) (27,299) (30,926)
Total Institutional Shares $ (8,070) $ (14,100) $ 18,906
Class A
Proceeds from shares issued $ 1,686 $ 1,836 $ 5,669
Distributions reinvested 101 109 107
Cost of shares redeemed (1,843) (10,337) (9,089)
Total Class A $ (56) $ (8,392) $ (3,313)
Change in net assets resulting from capital transactions $ (95,379) $ (231,710) $ (144,353)
Share Transactions:
Fund Shares
Issued 4,699 7,817 13,117
Reinvested 1,789 1,455 1,058
Redeemed (15,196) (30,149) (29,257)
Total Fund Shares (8,708) (20,877) (15,082)
Institutional Shares
Issued 675 1,273 4,646
Reinvested 46 41 33
Redeemed (1,530) (2,709) (2,939)
Total Institutional Shares (809) (1,395) 1,740
Class A
Issued 168 182 532
Reinvested 10 11 10
Redeemed (184) (1,030) (854)
Total Class A (6) (837) (312)
Change in Shares (9,523) (23,109) (13,654)
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
21
See notes to financial statements.
Victory Tax Exempt Short-Term Fund
Fund Shares
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Year
Ended
March 31,
2020
Year
Ended
March 31,
2019
Net Asset Value, Beginning of Period $9.99 $10.24 $10.63 $10.32 $10.48 $10.41
Investment Activities:
Net investment income (loss) 0.28(b) 0.20(b) 0.13(b) 0.14(b) 0.19(b) 0.19
Net realized and unrealized gains (losses) 0.15 (0.25) (0.39) 0.31 (0.16) 0.07
Total from Investment Activities 0.43 (0.05) (0.26) 0.45 0.03 0.26
Distributions to Shareholders from:
Net investment income (0.29) (0.20) (0.13) (0.14) (0.19) (0.19)
Total Distributions (0.29) (0.20) (0.13) (0.14) (0.19) (0.19)
Net Asset Value, End of Period $10.13 $9.99 $10.24 $10.63 $10.32 $10.48
Total Return(c)(d) 4.34% (0.51)% (2.52)% 4.42% 0.23% 2.52%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.50%(i) 0.49% 0.56% 0.53% 0.51% 0.52%
Net Investment Income (Loss)(e) 2.83% 2.13% 1.18% 1.37% 1.77% 1.84%
Gross Expenses(e)(h) 0.50%(i) 0.50% 0.56% 0.54% 0.51% 0.52%
Supplemental Data:
Net Assets at end of period (000's) $672,740 $750,619 $983,453 $1,181,011 $1,271,899 $1,489,789
Portfolio Turnover(c)(j) 13% 17% 16% 66%(k) 54% 31%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(k) The portfolio turnover would be 32% of the average value of its portfolio with the exclusion of variable-rate demand notes with long-term maturities and one- or seven-day demand feature, or put options.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
22
See notes to financial statements.
Victory Tax Exempt Short-Term Fund
Institutional Shares
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
June 29,
2020(b)
through
March 31,
2021
Net Asset Value, Beginning of Period $10.00 $10.25 $10.64 $10.50
Investment Activities:
Net investment income (loss)(c) 0.29 0.20 0.14 0.11
Net realized and unrealized gains (losses) 0.13 (0.25) (0.40) 0.14
Total from Investment Activities 0.42 (0.05) (0.26) 0.25
Distributions to Shareholders from:
Net investment income (0.29) (0.20) (0.13) (0.11)
Total Distributions (0.29) (0.20) (0.13) (0.11)
Net Asset Value, End of Period $10.13 $10.00 $10.25 $10.64
Total Return(d)(e) 4.27% (0.49)% (2.43)% 2.39%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h)(i) 0.46%(j) 0.46% 0.48% 0.47%
Net Investment Income (Loss)(f) 2.87% 2.15% 1.28% 1.33%
Gross Expenses(f)(i) 0.57%(j) 0.59% 0.55% 0.69%
Supplemental Data:
Net Assets at end of period (000's) $19,154 $26,983 $41,969 $25,038
Portfolio Turnover(d)(k) 13% 17% 16% 66%(l)
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning June 29, 2020, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.
(h) The amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(i) Does not include acquired fund fees and expenses, if any.
(j) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(k) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(l) The portfolio turnover would be 32% of the average value of its portfolio with the exclusion of variable-rate demand notes with long-term maturities and one- or seven-day demand feature, or put options.

23
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Tax Exempt Short-Term Fund
Class A
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Year
Ended
March 31,
2020
Year
Ended
March 31,
2019
Net Asset Value, Beginning of Period $10.00 $10.26 $10.64 $10.34 $10.49 $10.42
Investment Activities:
Net investment income (loss) 0.27(b) 0.17(b) 0.10(b) 0.12(b) 0.16(b) 0.17
Net realized and unrealized gains (losses) 0.14 (0.25) (0.38) 0.30 (0.15) 0.06
Total from Investment Activities 0.41 (0.08) (0.28) 0.42 0.01 0.23
Distributions to Shareholders from:
Net investment income (0.27) (0.18) (0.10) (0.12) (0.16) (0.16)
Total Distributions (0.27) (0.18) (0.10) (0.12) (0.16) (0.16)
Net Asset Value, End of Period $10.14 $10.00 $10.26 $10.64 $10.34 $10.49
Total Return (excludes sales charge)(c)(d) 4.16% (0.76)% (2.64)% 4.07% 0.09% 2.27%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.67%(i) 0.67% 0.78% 0.76% 0.75% 0.77%(j)
Net Investment Income (Loss)(e) 2.66% 1.87% 0.96% 1.12% 1.54% 1.56%
Gross Expenses(e)(h) 1.11%(i) 0.98% 0.93% 0.88% 0.93% 0.92%
Supplemental Data:
Net Assets at end of period (000's) $4,100 $4,104 $12,792 $16,590 $10,144 $10,707
Portfolio Turnover(c)(k) 13% 17% 16% 66%(l) 54% 31%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Prior to August 1, 2018, USAA Asset Management Company (previous Investment Adviser) had voluntarily agreed to limit the annual expenses of the
Class A shares to 0.80% of the Class A shares’ average daily net assets.
(k) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(l) The portfolio turnover would be 32% of the average value of its portfolio with the exclusion of variable-rate demand notes with long-term maturities and one- or seven-day demand feature, or put options.

Notes to Financial Statements
February 29, 2024
Victory Portfolios III
24
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following Fund (the "Fund"):
The Fund is classified as diversified under the 1940 Act.Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the
“Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the "Board"),  has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s net asset value to be more reliable than it otherwise would be.
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Tax Exempt Short-Term Fund Tax Exempt Short-Term Fund Fund Shares, Institutional Shares,
and Class A

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
25
A summary of the valuations as of February 29, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of February 29, 2024, there were no significant transfers into/out of Level 3.
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.
Below-Investment-Grade Securities:
The Fund may invest in below-investment-grade securities (i.e., lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Interest income is recorded daily on the accrual basis. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28 or February 29 for leap years.
For the year ended February 29, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
Level 1 Level 2 Level 3 Total
Tax Exempt Short-Term Fund
Municipal Bonds .............................................. $ — $ 691,621 $ 2,009 $ 693,630
Total ....................................................... $ — $ 691,621 $ 2,009 $ 693,630

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
26
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended February 29, 2024, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”).
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund’s average daily net assets. Amounts incurred and paid to
VCM for the year ended February 29, 2024, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Short Municipal Debt Funds Index. The Lipper Short Municipal Debt Funds Index tracks the total return performance of the largest funds within the Lipper Short Municipal Debt Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
(
a
)
Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.
Each class’ annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Short Municipal Debt Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the year ended February 29, 2024, performance adjustments were:
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the year ended February
29, 2024, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, and 0.15%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, and Class A, respectively. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
Excluding U.S. Government
Securities
Purchases Sales
Tax Exempt Short-Term Fund ................................................................. $ 89,763 $ 169,562
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 20 to 50  +/- 4
+/- 51 to 100  +/- 5
+/- 101 and greater  +/- 6
Tax Exempt Short-Term Fund Fund Shares
Institutional
Shares Class A
in thousands $ (84) $ (3) $ (4)
as annual % rate (0.01)% (0.01)% (0.08)%

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
27
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended February 29, 2024, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”).
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund’s average daily net assets. Amounts incurred and paid to
VCM for the year ended February 29, 2024, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Short Municipal Debt Funds Index. The Lipper Short Municipal Debt Funds Index tracks the total return performance of the largest funds within the Lipper Short Municipal Debt Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
(
a
)
Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.
Each class’ annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Short Municipal Debt Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the year ended February 29, 2024, performance adjustments were:
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the year ended February
29, 2024, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, and 0.15%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, and Class A, respectively. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
Excluding U.S. Government
Securities
Purchases Sales
Tax Exempt Short-Term Fund ................................................................. $ 89,763 $ 169,562
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 20 to 50  +/- 4
+/- 51 to 100  +/- 5
+/- 101 and greater  +/- 6
Tax Exempt Short-Term Fund Fund Shares
Institutional
Shares Class A
in thousands $ (84) $ (3) $ (4)
as annual % rate (0.01)% (0.01)% (0.08)%
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as Sub-Administration
fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares and Class A are paid monthly based on a fee accrued daily at an annualized rate of 0.10% and 0.10%, respectively, of average daily net assets, plus out-of-pocket expenses.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to the Distributor for the year ended February 29, 2024, are reflected on the Statement of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the year ended February 29, 2024, the
Distributor received less than $1 thousand from commissions earned in connection with sales of Class A.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the year ended
February 29, 2024, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2024. Under the terms of the agreement, the
Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the
Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits.
As of February 29, 2024, the expense limits (excluding voluntary waivers) were:
Under the terms of the expense limitation agreement,  as amended June 22, 2023, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at February 29, 2024. For the year ended February 29, 2024, recoupment in the amount of $12 thousand was paid to the Adviser.
In effect until June 30, 2024
Fund Shares Institutional Shares Class A
Tax Exempt Short-Term Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.51% 0.47% 0.75%

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
28
As of February 29, 2024, the following amounts are available to be repaid to the Adviser (amounts in thousands):
* Amount expired March 31, 2024.
** Amount expires by March 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended February 29, 2024.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Debt Securities Risk  — The value of a debt security or other income-producing security changes in response to various factors including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer's ability to timely meet its debt obligations as they come due.
Credit Risk — The fixed-income securities in the Fund’s portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-
income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.
Interest Rate Risk  — The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for tax-exempt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates.
To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can increase the security’s sensitivity to interest rate changes.
Decisions by the U.S. Federal Reserve (also known as the “Fed”)  regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.
Call Risk — During a period of declining interest rates, many municipal bonds may be “called,” or redeemed, by the issuer before the stated
maturity. An issuer might call, or refinance, a higher-yielding bond for the same reason that a homeowner would refinance a home mortgage.
When bonds are called, the Fund is affected in several ways. Most likely, the Fund will reinvest the bond-call proceeds in bonds with lower interest rates. The Fund’s income may drop as a result. The Fund also may realize a taxable capital gain (or loss).
LIBOR Discontinuation Risk — The terms of some floating rate loans and other instruments that were previously tied to the London Interbank
Offered Rate ("LIBOR"), which functioned as a reference rate or benchmark for these instruments but was discontinued as a floating rate benchmark have recently transitioned from, or continue to be tied to USD LIBOR synthetic rates that continue to be published until September
30, 2024. Secured Overnight Financing Rate (SOFR) has largely been used as a new reference rate for new instruments. There is no assurance that proposed replacement rates will be suitable substitutes for LIBOR, and thus the substitution of such rates for LIBOR could have an adverse effect.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency
Expires
2024*
Expires
2025**
Expires
2026
Expires
2027 Total
Tax Exempt Short-Term Fund ................................ $ 17 $ 50 $ 158 $ 57 $ 282

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
29
cash needs. For the year ended February 29, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the
Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed.
Interest is based on the one-month SOFR plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of
June 26, 2024, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the year ended February 29, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the year ended February 29, 2024.
7. Federal Income Tax Information:
Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month.  Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of February 29, 2024, on the Statement of Assets and Liabilities, there were no permanent book-to-tax difference reclassification adjustments.
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
*Effective February 28, 2023, the Fund's fiscal year end changed from March 31 to February 28.
Year Ended February 29, 2024
Tax-Exempt
Income
Total
Distributions
Paid
Tax Exempt Short-Term Fund ............................................................... $ 20,987 $ 20,987
11 Months Ended February 28, 2023*
Tax-Exempt
Income
Total
Distributions
Paid
Tax Exempt Short-Term Fund ............................................................... $ 17,166 $ 17,166
Year Ended March 31, 2022
Tax-Exempt
Income
Total
Distributions
Paid
Tax Exempt Short-Term Fund ............................................................... $ 13,524 $ 13,524

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
30
As of February 29, 2024, the components of accumulated earnings/(loss) on a tax basis were as follows (amounts in thousands):
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to defaulted bond ad-
justments.
As of February 29, 2024, the Fund had net capital loss carryforwards as shown in the table below (amounts in thousands). It is unlikely that the
Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
As of February 29, 2024, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
8. New Regulatory Pronouncement:
In October 2022, the SEC adopted the Tailored Shareholder Reports Rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
Undistributed
Tax-Exempt
Income
Distributions
Payable
Accumulated
Earnings
(Loss)
Accumulated
Capital and
Other Losses
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings
(Loss)
Tax Exempt Short-Term Fund ...... $ 1,952 $ (1,612) $ 340 $ (30,809) $ (23,135) $ (53,604)
Short-Term
Amount
Long-Term
Amount Total
Tax Exempt Short-Term Fund ............................................. $ (2,604) $ (28,205) $ (30,809)
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Tax Exempt Short-Term Fund ........................... $ 716,765 $ 1,995 $ (25,130) $ (23,135)

31
Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Victory Tax Exempt Short-Term Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Victory Tax Exempt Short-Term Fund (the “Fund”) (one of the funds constituting Victory Portfolios III (the “Trust”)), including the schedule of portfolio investments, as of February 29, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended and the period from April 1, 2022 through February 28, 2023 and the year ended March 31, 2022, the financial highlights for the year then ended and the period from April 1, 2022 through February 28, 2023 and each of the four years in the period ended March 31, 2022, and the related notes (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Victory Portfolios III) at February 29, 2024, the results of its operations for the year then ended, the changes in its net assets for the year then ended and the period from April 1, 2022 through February 28, 2023 and the year ended March 31, 2022, and its financial highlights for the year then ended and the period from April 1, 2022 through February 28, 2023 and each of the four years in the period ended
March 31, 2022, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 29, 2024, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Victory Capital investment companies since 1995.
San Antonio, Texas
April 26, 2024

Supplemental Information
February 29, 2024
Victory Portfolios III
32
(Unaudited)
Trustee and Officer Information
Board of Trustees:
Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the
State of Delaware. There are currently seven Trustees, six of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (“Independent Trustees”) and one of whom is an “interested person” of the Trust within the meaning of that term under the
1940 Act (“Interested Trustee”). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.
The following tables list the Trustees, their date of birth, position with the Trust, commencement of service, principal occupations during the past five years, and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange
Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 45 portfolios in the Trust. Each Trustee’s address is c/o Fund
Administration, 15935 La Cantera Pkwy, San Antonio, TX 78256.
Name and Date of
Birth
Position Held with the
Trust
Date Commenced
Service
Principal Occupation During Past
5 Years
Other Directorships Held During Past
5 Years
Independent Trustees
Jefferson C. Boyce
(September 1957)
Independent
Chair
Trustee since
September 2013,
Independent Chair
since January 2021
Retired. Westhab, Inc., New York Theological
Seminary, American Filtration Corp.
Dawn M. Hawley
(February 1954)
Trustee April 2014 Retired. None.
Daniel S. McNamara
(June 1966)
Trustee January 2012 Trustee, President, and Vice
Chairman of USAA ETF Trust (6/17-
6/19); President of Financial Advice
& Solutions Group (FASG), USAA
(2/13-3/21); Director of USAA Asset
Management Company (AMCO),
(8/11-6/19); Chairman of Board of
AMCO (4/13-6/19); Director of
USAA Investment Services Company
(ISCO) (formerly USAA Investment
Management Company) (9/09-3/21);
Chairman of Board of ISCO (4/13-
12/20); President and Director of
USAA Shareholder Account Services
(SAS) (10/09-6/19); Chairman of
Board of SAS (4/13-6/19); Senior
Vice President of USAA Financial
Planning Services Insurance Agency,
Inc. (FPS) (4/11-3/21); Director and
Vice Chairman of FPS (12/13-3/21);
President and Director of USAA
Investment Corporation (ICORP)
(3/10-3/21); Chairman of Board of
ICORP (12/13-3/21); Director of
USAA Financial Advisors, Inc. (FAI)
(12/13-3/21); Chairman of Board of
FAI (3/15-3/21).
None.
Richard Y.
Newton, III
(January 1956)
Trustee March 2017 Director, Elta North America (1/18-
8/19), which is a global leader in the
design, manufacture, and support
of innovative electronic systems in
the ground, maritime, airborne, and
security domains for the nation’s
warfighters, security personnel, and
first responders; Managing Partner,
Pioneer Partnership Development
Group (12/15-present).
Terran Orbital Corp., American Made
Filtration Corp.

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
33
(Unaudited)
* Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.
The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.
Barbara B. Ostdiek,
Ph.D. (March 1964)
Trustee January 2008 Senior Associate Dean of Degree
programs at Jesse H. Jones Graduate
School of Business at Rice University
(7/13-present); Associate Professor
of Finance at Jesse H. Jones Graduate
School of Business at Rice University
(7/01-7/21); Professor of Finance
at Jesse H. Jones Graduate School
of Business at Rice University
(7/21-present).
None.
John C. Walters
(February 1962)
Trustee July 2019 Retired. Guardian Variable Products Trust
(16 series)
Interested Trustee
David C. Brown*
(May 1972)
Trustee July 2019 Chief Executive Officer and
Chairman (since 2013), the Adviser;
Chief Executive Officer and
Chairman (since 2013), Victory
Capital Holdings, Inc.; Director
(since 2013), Victory Capital
Services, Inc.; Director (since 2019),
Victory Capital Transfer Agency, Inc.
Trustee, Victory Portfolios; Board
Member, Victory Capital Services, Inc.

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
34
(Unaudited)
Officers:
The officers of the Trust are elected by the Board to actively supervise the Trust’s day-to-day operations. The officers of the Trust, their date of birth, the length of time served, and their principal occupations during the past five years are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the
Trust is 15935 La Cantera Parkway, San Antonio, Texas 78256. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.
Name and Date of Birth Position with the Trust
Date Commenced
Service Principal Occupation During Past 5 Years
James K. De Vries
(April 1969)
President March 2018 Head of Fund Administration, the Adviser (5/1/23-present); Vice
President, Victory Capital Transfer Agency, Inc. (4/20/23-present);
Executive Director, the Adviser (7/1/19-4/30/23); Executive
Director, Investment and Financial Administration, USAA (2012-
6/30/19); Treasurer, USAA Mutual Funds Trust (2018-4/30/23).
Mr. De Vries also serves as the Principal Executive Officer for the Funds, Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.
Scott A. Stahorsky
(July 1969)
Vice President July 2019 Director, Third-Party Dealer Services & Reg Administration, Fund
Administration, the Adviser (5/1/23-present); Vice President,
Victory Capital Transfer Agency, Inc. (4/20/23-present); Manager,
Fund Administration, the Adviser (2015-4/30/23). Mr. Stahorsky
also serves as Vice President of Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Thomas Dusenberry
(July 1977)
Secretary June 2022 Director, Fund Administration, the Adviser (5/1/23-present);
Manager, Fund Administration, the Adviser (2022-4/30/23);
Treasurer and Principal Financial Officer (2020-2022), Assistant
Treasurer (2019), Salient MF Trust, Salient Midstream, MLP
Fund, and Forward Funds; Principal Financial Officer (2018-
2021) and Treasurer (2020-2021), Salient Private Access Funds
and Endowment PMF Funds; Senior Vice President of Fund
Accounting and Operations, Salient Partners (2020-2022); Director
of Fund Operations, Salient Partners (2016-2019). Mr. Dusenberry
also serves as Secretary of Victory Portfolios, Victory Portfolios II
and Victory Variable Insurance Funds.
Allan Shaer
(March 1965)
Treasurer July 2019 Senior Vice President, Financial Administration, Citi Fund Services
Ohio, Inc. (since 2016). Mr. Shaer also serves as the Funds’
Principal Financial and Accounting Officer. Mr. Shaer also serves as Treasurer of Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.
Christopher A. Ponte
(March 1984)
Assistant Treasurer May 2023 Director, Fund and Broker Dealer Finance, the Adviser
(5/1/23-present); Manager, Fund Administration, the Adviser
(2017-4/30/23); Chief Financial Officer, Victory Capital Services,
Inc. (since 2018). Mr. Ponte also serves as Assistant Treasurer of Victory Portfolios, Victory Portfolios II and Victory Variable
Insurance Funds.
Carol D. Trevino
(October 1965)
Assistant Treasurer September 2018 Director, Financial Reporting, Fund Administration, the Adviser
(5/1/23-present); Director, Accounting and Finance, the Adviser
(7/1/19-4/30/23); Accounting/Financial Director, USAA (12/13-
6/30/19). Ms. Trevino also serves as Assistant Treasurer Victory
Portfolios, Victory Portfolios II and Victory Variable Insurance
Funds.
Sean Fox
(September 1976)
Chief Compliance Officer June 2022 Senior Compliance Officer, the Adviser (2019-present);
Compliance Officer, the Adviser (2015-2019). Mr. Fox also
serves as Chief Compliance Officer for Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Michael Bryan
(December 1962)
Anti-Money Laundering
Compliance Officer and
Identity Theft Officer
May 2023 Vice President, CCO Compliance Support Services, Citi Fund
Services Ohio, Inc. (2008-present). Mr. Bryan also serves as the
Anti-Money Laundering Compliance Officer and identity Theft
Officer for Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.

Victory Portfolios III
35
(Unaudited)
Supplemental Information — continued
February 29, 2024
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Fund’s Statement of Additional Information on our website or upon request by calling 800-235-8396. The Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and is available on the SEC’s website at sec.gov.
Expense Examples
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2)
ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1,
2023, through February 29, 2024.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
9/1/23
Actual
Ending
Account
Value
2/29/24
Hypothetical
Ending
Account
Value
2/29/24
Actual
Expenses
Paid During
Period
9/1/23 - 2/29/24*
Hypothetical
Expenses
Paid During
Period
9/1/23 - 2/29/24*
Annualized
Expense Ratio
During Period
9/1/23 - 2/29/24
Tax Exempt Short-Term Fund
Fund Shares ............................ $ 1,000.00 $ 1,027.90 $ 1,022.58 $ 2.32 $ 2.31 0.46%
Institutional Shares ....................... 1,000.00 1,028.00 1,022.68 2.22 2.21 0.44%
Class A ............................... 1,000.00 1,026.90 1,021.63 3.28 3.27 0.65%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Portfolios III
36
(Unaudited)
Supplemental Information — continued
February 29, 2024
Additional Federal Income Tax Information
For the fiscal year ended February 29, 2024, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
For the year ended February 29, 2024, the Fund designated tax-exempt distributions in the amount of $20,987 thousand.

Victory Portfolios III
37
(Unaudited)
Supplemental Information — continued
February 29, 2024
Considerations of the Board in Continuing the Investment Advisory Agreements
Victory Tax Exempt Short-Term Fund (the “Fund”)
At a meeting of the Board of Trustees (the “Board”) of Victory Portfolios III (the “Trust”) held on December 7-8, 2023, the Board, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the
“Independent Trustees”), approved for an annual period the continuance of the Investment Advisory Agreement (the “Advisory Agreement”)
between the Trust and Victory Capital Management Inc. (the “Adviser”) with respect to the Fund. Prior to the December 7-8, 2023 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 17, 2023.
In advance of the foregoing meetings, the Trustees requested, received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund’s investment performance, expenses, and fees to comparable investment companies; (ii)
information concerning the services rendered to the Fund, as well as information regarding the Adviser’s revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser’s operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees (“Independent Counsel”) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The
Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with
Independent Counsel at which no representatives of management were present.
At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund’s performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser’s profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board’s and its committees’ consideration of the Advisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser in prior years and that the Board’s conclusions may be based, in part, on its consideration of these same arrangements in prior years.
ADVISORY AGREEMENT
After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.
Nature, Extent, and Quality of Services – In considering the nature, extent, and quality of the services provided by the Adviser under the
Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board considered that the Adviser manages the Fund’s assets directly through one or more investment franchises, and in doing so, continuously supervises the investment and reinvestment of cash and securities comprising the Fund’s assets. The Board also considered that the Adviser monitors pertinent economic, statistical, and financial data to determine which issuers and securities to include in the Fund’s portfolio as part of a continuous investment program. The Board also took into account its knowledge of the Adviser’s management and the quality of the performance of the
Adviser’s duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the
Fund, the Adviser and its affiliates provide administrative services, transfer agency services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the
Trust.
The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund’s compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.
The Board considered the Adviser’s management style and the performance of the Adviser’s duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund’s brokerage, including the Adviser’s process for monitoring “best execution,” also was considered. The Adviser’s role in coordinating the activities of the Fund’s other service providers was also considered.
The Board also considered the Adviser’s risk management processes. The Board considered the Adviser’s financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
38
(Unaudited)
Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.
The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the
Adviser’s oversight of the Fund’s day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser’s compliance and administrative staff.
Expenses and Performance – In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund’s advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund’s expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the “expense group”) and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the “expense universe”). Among other data, the
Board noted that the Fund’s net management fee rate – which includes advisory and administrative services and the effects of any performance adjustment, as well as any fee waivers and reimbursements – was equal to the median of its expense group and above the median of the expense universe. The data indicated that the Fund’s total expenses, including after any reimbursements, were below the medians of its expense group and expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The
Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above, and noted the high quality of services received by the Fund.
In considering the Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund’s performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund’s average annual total returns relative to its Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the “performance universe”). The Fund’s performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund’s performance was above the average of its performance universe for the one-, three-, five- and ten-year periods ended June 30, 2023, was above its Lipper index for the one- and ten-year periods ended June 30, 2023, and was below its Lipper index for the three- and five-year periods ended June 30, 2023.
As part of its consideration, the Board factored into its evaluation of the Fund’s expenses and performance, the potential limitations inherent in the methodology used by the independent third party for developing and constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. In this regard, the Board also noted that the methodology may result in the Fund’s being included in one peer group one year and in a different peer group the next, and in similar funds being included in different peer groups. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by the third party provided a useful measure of comparative expenses and performance.
Compensation and Profitability – The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser’s business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the
Adviser waived a portion of its management fees and/or reimbursed certain expenses with respect to the Fund. The Trustees reviewed the profitability of the Adviser’s relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide transfer agency services, shareholder servicing and administrative services to the Fund for which they receive compensation. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.
Economies of Scale – The Board considered whether there should be changes in the management fee rate or structure in order to enable the
Fund to participate in any economies of scale. The Board also considered the fee waiver and expense reimbursement arrangements by the
Adviser. The Board took into account management’s discussion of the Fund’s current advisory fee structure. The Board also considered the effect of the change in size, if any, of each of the Fund’s classes on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board also considered the Adviser’s reinvestment in the business in the form of adding to investment capabilities and resources, improvements in technology, and customer service. The Board determined that the current investment management fee structure was reasonable.
Other Benefits – The Board also considered the potential direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. These potential benefits included, among other things, the opportunity to offer additional products and services to the Fund’s shareholders.
Conclusions – The Board reached the following conclusions regarding the Fund’s Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
39
(Unaudited)
maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund’s advisory fees are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser’s and its affiliates’ level of profitability from their relationship with the
Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

Victory Portfolios III
40
(Unaudited)
Supplemental Information — continued
February 29, 2024
Liquidity Risk Management Program:
The Fund has adopted and implemented a written liquidity risk management program (the “LRMP”) as required by Rule 22e-4 under the
Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to
Financial Statements). The Fund’s Board of Trustees approved the appointment of the Fund’s investment adviser, Victory Capital Management
Inc. (“Victory Capital”), as the administrator of the LRMP.
Victory Capital manages liquidity risks associated with the Fund’s investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of the Fund’s investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid, or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Fund’s portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.
At a meeting held on March 15, 2024, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Fund did not experience any significant liquidity challenges during the covered period, and the Fund’s LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure the Fund is able to meet redemption requests without significant dilution to the remaining investors’ interest in the Fund. During the review period, the Fund’s portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that the
Fund reasonably expected to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a highly liquid investment minimum. The Fund’s investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-RN and recommended no material changes to the LRMP.

Victory Portfolios III
41
(Unaudited)
Supplemental Information — continued
February 29, 2024
Privacy Policy
Facts
WHAT DOES VICTORY
DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect, and share depend on the product or service you have with us. This information can include:
■ Social Security number and income.
■ Account balances and account transactions.
■ Data from public sources and third-party data services.
How?
All financial companies need to share customers’ personal information to run their everyday business as permitted by law. For example, we share with print and mail companies that assist us in sending mail. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons Victory chooses to share and whether you can limit this sharing.
Reasons we can share your personal information
Does
Victory
share?
Can you limit
this sharing?
For our everyday business purposes —
such as to process your transactions, maintain your accounts, respond to court orders and legal investigations, or report to credit bureaus
Yes No
For our marketing purposes —
to offer products and services provided by Victory
Yes No
For joint marketing —
sharing with other financial companies to jointly market the other company’s products or services
No
We do not
share
For everyday business purposes of the Victory family of companies —
this can include information about your Victory transactions and experiences
Yes No
For everyday business purposes of the Victory family of companies —
this can include information about your creditworthiness or insurability
No
We do not
share
For non-Victory companies to market to you
No
We do not
share

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
42
(Unaudited)
To limit our
sharing
■ Visit us online: vcm.com/optout
■ Call (877) 660-4400 – our menu will prompt you through your choices.
Please note:
If you are a new customer, we can begin sharing this information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share and protect your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call your account representative or (877) 660-4400 and ask to speak to a representative.
Who we are
Who is providing this notice? Victory Capital Holdings, Inc., and its family of companies, including companies identified with the Victory Capital name as described in the affiliates section below.
What we do
How does Victory protect my
personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Victory collect my
personal information?
We collect your personal information, for example, when you:
■ Open an account or make deposits or withdrawals from your account.
■ Give us your contact or account information.
■ Direct us to buy or sell securities.
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing? Federal law gives you the right to limit only:
■ Sharing among affiliated companies for everyday business purposes information about your creditworthiness and insurability.
■ Affiliates from using your information to market to you.
■ Sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
What happens when I limit
sharing for an account I hold
jointly with someone else?
Your choices will apply to everyone on your account.
Definitions
Victory family of companies
(affiliates)
Companies owned or controlled by Victory Capital Holdings, Inc. They can be financial and nonfinancial companies in the Victory family of companies.
■ The Victory family of companies includes: companies with a Victory Capital name, including without limitation Victory Capital Services, Inc., Victory
Capital Transfer Agency, Inc., Victory Capital Management Inc. and its
subsidiaries, RS Investments (UK) Limited, RS Investments (Hong Kong)
Limited, and RS Investment Management (Singapore) Pte. Ltd., as well as pooled vehicles managed or administered by Victory Capital Management
Inc., from time to time.

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
43
(Unaudited)
Non-Victory companies
(nonaffiliates)
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
■ We only share with non-Victory companies to service transactions you request or as necessary to provide our services.
■ We do not share with non-Victory companies so they can market their products to you.
Joint Marketing A formal agreement between a Victory company and a non-Victory financial company to market the non-Victory company’s products or services to you.
■ We do not share with any non-Victory financial company for joint marketing.
Other important information
For Nevada Residents : Nevada law requires that we tell you about the option to be placed on our internal do-
not-call list. If you’d rather not receive sales calls from us, please call (877) 660-4400 and ask to speak to a representative so we can place you on our do-not-call list.
You may also contact: Bureau of Consumer Protection Office of the Nevada Attorney General, 555 E. Washington
Ave., Ste. 3900, Las Vegas, NV 89101, call 1-702-486-3132 or Email: BCPINFO@ag.state.nv.us.
For Vermont Residents : In accordance with Vermont law, we will not share information we collect about you with companies who are not affiliates, except as permitted by law, such as with your consent or to service your accounts.
We will not share information about your creditworthiness with our affiliates without your authorization or consent, but we may share information about our transactions or experiences with you with our affiliates as permitted by law.
For California Residents : In accordance with California law, we will not share information we collect about you with nonaffiliates, except as allowed by law. For example, we may share information with your consent or to service your accounts. Among our affiliates, we will limit information sharing to the extent required by California law.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
40856-0424

February 29, 2024
Annual Report
Victory Treasury Money Market Trust

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Shareholder Letter (Unaudited) 2
Manager’s Commentary (Unaudited) 4
Investment Overview (Unaudited) 5
Investment Objective and Portfolio Holdings (Unaudited) 6
Schedule of Portfolio Investments 7
Financial Statements
Statement of Assets and Liabilities
8
Statement of Operations
9
Statements of Changes in Net Assets
10
Financial Highlights
11
Notes to Financial Statements 12
Report of Independent Registered Public Accounting Firm 17
Supplemental Information (Unaudited)
Trustee and Officer Information
18
Proxy Voting and Portfolio Holdings Information
21
Expense Example
21
Additional Federal Income Tax Information
22
Advisory Contract Approval
23
Privacy Policy
26

2
Victory Funds Letter to Shareholders
(Unaudited)
Dear Shareholder,
The past year provided us with a stark reminder of just how quickly the investing environment and sentiment can shift. Fortunately, this time the change was for the better.
While 2022 was marred by stomach-churning volatility and steep drawdowns in both equities and bonds, it was a different story in our most recent annual reporting period ending February 29, 2024. Despite the ongoing challenges and uncertainties, investors benefited from a rebound in both stock and bond markets.
Looking back, it wasn’t clear sailing the entire year, and there were plenty of twists and turns along the way. An early-year relief rally was a welcome respite for investors, with some of the most beaten down growth-oriented sectors leading the market higher. However, the rebound was threatened in March due to some unusual turmoil within the banking sector, which resulted in the collapse of a few large regional banks. This turmoil sparked fears of a liquidity crunch and a wider banking contagion, and volatility increased while equities retreated. Fortunately, the U.S. Federal Reserve (the “Fed”) took quick action to restore confidence in the banking system. It also helped that the Fed finally paused its long series of aggressive rate hikes as inflation data finally began to cool.
Financial markets resumed their rally in the spring and early summer, but as we moved into the fall, markets reversed yet again.
Investors began wondering if the Fed would be able to remove all the excess liquidity that had been used to support the economy during the pandemic without causing a recession. Ironically, good news on the economy had become bad news on the interest-
rate outlook.
As we moved deeper into the third quarter of 2023, markets struggled with the renewed notion that interest rates would remain
“higher-for-longer,” which seemingly had become the Fed’s new mantra. Yields moved higher (peaking for the year), and equities sold off as many pundits were predicting an imminent recession.
However, as we approached year-end and eased into a new year, yields declined and equities moved sharply higher. Although it wasn’t a straight line by any means, in our view, the past 12 months have been a near-best-case scenario after the tumult of the prior year. The economy proved resilient, corporate earnings continued to meet or exceed expectations, labor markets eased, and key measures of inflation moderated. Financial markets even began pricing in a series of rate cuts for 2024, though whether this comes to fruition will be data-dependent in the months ahead.
In terms of the numbers, the S&P 500
®
Index, the bell-weather proxy for our domestic stock market, delivered an impressive total return of 30.45% for our annual reporting period. Bonds also rebounded from a dreadful prior year. The Bloomberg U.S.
Aggregate Bond Index—a proxy for a diversified fixed income portfolio and one that many investors and institutions follow closely—delivered a total return of 3.33% for the 12-month reporting period.
Although the past year was constructive for investors, it’s important to remember that it was a winding road replete with many challenges. As we have championed before, it’s vital to remain calm in the face of adversity, but it’s equally important to resist unbridled optimism when markets rally strongly. We think the best approach is to stay even keeled and unemotional, and that you should understand your own risk tolerance, maintain a well-diversified portfolio across asset classes and investment types, and make a long-term plan and stick to it. We still believe that’s the best formula for success.

3
On the following pages you will find information relating to your Victory Mutual Fund. If you have any questions, we encourage you to contact our Investment Specialist. Call 800-235-8396, or visit our website at vcm.com.
From all of us here at Victory Capital, thank you for letting us help you work toward your investment goals.
James De Vries
President,
Victory Funds

4
Victory Treasury Money Market Trust
Manager’s Commentary
(Unaudited)
What were the market conditions during the reporting period?
During the twelve-month reporting period ended February 29, 2024, market conditions changed significantly. After aggressively raising their target range for federal funds in an effort to cool the economy and control inflation, officials at the U.S. Federal
Reserve (the “Fed”) paused rate hikes after their July 2023 meeting. Though inflation is still higher than the Fed’s target level, they decided to pause rate hikes in order to assess the impact higher rates would have on the economy. The future direction of short-term rates is uncertain, but several officials at the Fed have indicated that, depending on incoming economic data, future rate cuts may be appropriate.
The target range for federal funds began the reporting period at 4.50%-4.75% and ended the reporting period at 5.25%-5.50%. As a result of the Fed’s interest rate target increases during the reporting period, short-term interest rates rose. This resulted in higher yields on U.S. Treasury bills, repurchase agreements, and short-term notes. We would expect this trend to reverse should the Fed decide to decrease the federal funds rate in the future.
How did Victory Treasury Money Market Trust (the “Fund”) perform during the reporting period?
For the reporting period ended February 29, 2024, the Fund had a return of 4.98%, compared to an average of 4.88% for the funds in the Lipper U.S. Treasury Money Market Funds category.
What strategies did you employ during the reporting period?
In keeping with our investment approach, we continued to invest the Fund’s portfolio in securities with maturities of 397 days or less that are backed by the full faith and credit of the U.S. government. During the reporting period, the Fund maintained a short weighted average maturity in order to take advantage of rising short-term yields.
Thank you for allowing us to assist in your investment needs.

5
Victory Treasury Money Market Trust
Investment Overview
(Unaudited)
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including any periods of market stress.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
Victory Treasury Money Market Trust — Growth of $10,000
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended February 29, 2024
Fund
Shares
INCEPTION DATE 2/1/91
Net Asset
Value
One Year 4.98%
Five Year 1.76%
Ten Year 1.11%

6
Victory Portfolios III
Victory Treasury Money Market Trust
February 29, 2024
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks maximum current income while maintaining the highest degree of safety and liquidity.
Asset Allocation
February 29, 2024
(% of Net Assets)
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.

Schedule of Portfolio Investments
February 29, 2024
Victory Portfolios III
Victory Treasury Money Market Trust
7
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
U.S. Treasury Obligations (54.1%)
U.S. Treasury Bills
5.29%, 4/18/24(a) .................................................. $ 50,000 $ 49,652
5.30%, 4/2/24(a) ................................................... 50,000 49,766
5.30%, 4/11/24(a) ................................................... 50,000 49,702
5.31%, 3/21/24(a) .................................................. 50,000 49,854
5.33%, 4/9/24(a) ................................................... 50,000 49,716
5.36%, 3/5/24(a) ................................................... 50,000 49,971
5.37%, 5/30/24(a) .................................................. 50,000 49,346
5.40%, 5/9/24(a) ................................................... 50,000 49,496
5.47%, 5/2/24(a) ................................................... 50,000 49,542
Total U.S. Treasury Obligations (Cost $447,045)
a
a
a
447,045
Repurchase Agreements (45.4%)
Bank of America Securities, Inc., 5.29%, purchased on 2/29/24, with a maturity date of 3/1/24, with a value of $200,000 (collateralized by U.S. Treasury Inflation Note Index(b), 0.00% -
0.13%, due 7/15/31 - 11/15/48, with a value of $204,000) .......................... 200,000 200,000
Fixed Income Clearing Corporation-State Street Bank & Trust Co., 5.28%, purchased on
2/29/24, with a maturity date of 3/1/24, with a value of $175,000 (collateralized by U.S.
Treasury Bond, 4.75%, due 11/15/53, with a value of $178,500) ...................... 175,000 175,000
Total Repurchase Agreements (Cost $375,000)
a
a
a
375,000
Total Investments (Cost $822,045) — 99.5% 822,045
Other assets in excess of liabilities — 0.5% 4,223
NET ASSETS - 100.00% $ 826,268
(a) Rate represents the effective yield at February 29, 2024.
(b) U.S. Treasury inflation-indexed notes — designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices.

Statement of Assets and Liabilities
February 29, 2024
8
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
Victory Treasury
Money Market
Trust
Assets:
Investments, at value (Cost $447,045) $ 447,045
Repurchase agreements, at value (Cost $375,000) 375,000
Cash 4,276
Receivables:
Interest 55
Capital shares issued 184
From Adviser 18
Prepaid expenses 16
Total Assets 826,594
Liabilities:
Payables:
Distributions 6
Capital shares redeemed 47
Accrued expenses and other payables:
Investment advisory fees 82
Administration fees 65
Custodian fees 1
Transfer agent fees 84
Compliance fees 1
Other accrued expenses 40
Total Liabilities 326
Commitments and contingencies (Note 3 )
Net Assets:
Capital 826,268
Total accumulated earnings — (a)
Net Assets $ 826,268
Shares (unlimited number of shares authorized with no par value): 826,268
Net asset value, offering and redemption price per share:(b) $ 1 .00
(a) Rounds to less than $1 thousand.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Year Ended February 29, 2024
9
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory Treasury
Money Market
Trust
Investment Income:
Interest $ 38,797
Total Income 38,797
Expenses:
Investment advisory fees 929
Administration fees 743
Sub-Administration fees 32
Custodian fees 23
Transfer agent fees 790
Trustees' fees 46
Compliance fees 7
Legal and audit fees 64
State registration and filing fees 42
Other expenses 43
Total Expenses 2,719
Less fees paid indirectly (19)
Expenses waived/reimbursed by Adviser (105)
Net Expenses 2,595
Net Investment Income 36,202
Realized Gains from Investments:
Net realized gains from investment securities — (a)
Net realized gains on investments — (a)
Change in net assets resulting from operations $ 36,202
(a) Rounds to less than $1 thousand.

10
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Treasury Money Market Trust
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
From Investment Activities:
Operations:
Net Investment Income $ 36,202 $ 12,903 $ 198
Net realized gains — (b) — —
Change in net assets resulting from operations 36,202 12,903 198
Change in net assets resulting from distributions to shareholders (36,202) (12,903) (198)
Change in net assets resulting from capital transactions 156,716 149,571 23,204
Change in net assets 156,716 149,571 23,204
Net Assets:
Beginning of period 669,552 519,981 496,777
End of period $ 826,268 $ 669,552 $ 519,981
Capital Transactions:
Proceeds from shares issued $ 543,571 $ 378,738 $ 145,813
Distributions reinvested 36,131 12,875 197
Cost of shares redeemed (422,986) (242,042) (122,806)
Change in net assets resulting from capital transactions $ 156,716 $ 149,571 $ 23,204
Share Transactions:
Issued 543,570 378,738 145,813
Reinvested 36,131 12,875 197
Redeemed (422,986) (242,042) (122,806)
Change in Shares 156,715 149,571 23,204
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.
(b) Rounds to less than $1 thousand.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
11
See notes to financial statements.
Victory Treasury Money Market Trust
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Year
Ended
May 31, 2019
Net Asset Value, Beginning of Period $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Investment Activities:
Net investment income 0.05(b) 0.02(b) —(b)(c) —(b)(c) 0.01(b) 0.02
Net realized and unrealized gains —(c) — — —(c) — —
Total from Investment Activities 0.05 0.02 —(c) —(c) 0.01 0.02
Distributions to Shareholders from:
Net investment income (0.05) (0.02) —(c) —(c) (0.01) (0.02)
Total Distributions (0.05) (0.02) —(c) —(c) (0.01) (0.02)
Net Asset Value, End of Period $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Total Return(d)(e) 4.98% 2.06% 0.04% 0.03% 1.23% 1.88%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h) 0.35%(i) 0.35% 0.11% 0.12% 0.33% 0.35%
Net Investment Income(f) 4.88% 2.82% 0.04% 0.03% 1.21% 1.88%
Gross Expenses(f)(h) 0.37%(i) 0.37% 0.37% 0.38% 0.34% 0.35%
Supplemental Data:
Net Assets at end of period (000's) $826,268 $669,552 $519,981 $496,777 $543,913 $4,858,998
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.
(b) Per share net investment income has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.
(h) Does not include acquired fund fees and expenses, if any.
(i) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.

Notes to Financial Statements
February 29, 2024
Victory Portfolios III
12
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following Fund (the "Fund"):
The Fund is classified as diversified under the 1940 Act. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory
Capital Operating, LLC.
The Fund operates as a government money market fund in compliance with the requirements of Rule 2a-7 under the 1940 Act and as a government money market fund, shares of the Fund are available for sale only to accounts that are beneficially owned by natural persons.
Government money market funds, such as the Fund, are not required to impose a liquidity fee upon the sale of fund shares as some other types of money market funds are.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the "Board"),  has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Repurchase agreements are valued at cost.
All securities held in the Fund are short-term debt securities, which are valued pursuant to Rule 2a-7 under the 1940 Act and the Money Market
Funds Procedures to Stabilize Net Asset Value ("the Procedures"). This method values a security at its purchase price, and thereafter, assumes a constant amortization to maturity of any premiums or discounts. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith, at fair value, using methods determined by the
Committee, under the Procedures to stabilize net assets and valuation procedures approved by the Board.
Repurchase Agreements:
The Fund may enter into repurchase agreements with commercial banks or recognized security dealers pursuant to the terms of a Master
Repurchase Agreement. A repurchase agreement is an arrangement wherein the Fund purchases securities and the seller agrees to repurchase the securities at an agreed upon time and at an agreed upon price. The purchased securities are marked-to-market daily to ensure their value is
Fund (Legal Name) Fund (Short Name)
Victory Treasury Money Market Trust Treasury Money Market Trust

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
13
equal to at least 102% of principal including accrued interest and are held by the Fund, either through its regular custodian or through a special
“tri-party” custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Master
Repurchase Agreements typically contain netting provisions, which provide for the net settlement of all transactions and collateral with the
Fund through a single payment in the event of default or termination. Repurchase agreements are subject to credit risk, and the Fund’s Adviser monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.
Investments in repurchase agreements as presented on the Schedule of Portfolio Investments are not net settlement amounts but gross. At
February 29, 2024, the value of the related collateral exceeded the value of the repurchase agreements, reducing the net settlement amount to zero. Details on the collateral are included on the Schedule of Portfolio Investments.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Interest income is recorded daily on the accrual basis. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28 or February 29 for leap years.
For the year ended February 29, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”).
The Fund’s Investment Adviser fee is accrued daily and paid monthly at an annualized rate of 0.125% of the Fund’s average daily net assets.
Amounts incurred and paid to VCM for the year ended February 29, 2024, are reflected on the Statement of Operations as Investment advisory fees.
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the year ended February
29, 2024, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement,
VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.10%, which is based on the Fund's average daily net assets. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as
Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
14
allocated to the Fund. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as Sub-Administration
fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund.  Transfer agent fees for the Fund are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of average daily net assets, plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the year ended
February 29, 2024, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2024. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limit. As of February 29, 2024, the expense limit (excluding voluntary waivers) was:
Under the terms of the expense limitation agreement, as amended June 22, 2023, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limit in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. In addition, the Fund agreed to reimburse the Adviser for any extra waivers (i.e., voluntary fee waivers and/or expense reimbursements made in excess of waivers and reimbursements that are necessary to comply with any
Operating Expense Limit in effect at the time of such extra waivers), provided that: (a) the Fund is not obligated to reimburse any such extra waivers more than three years after the date in which the extra waiver was made by the Adviser; and (b) such payments would not cause the
Fund’s net yield to fall below the Fund’s minimum yield at the time of: (a) the original waiver or expense reimbursement; or (b) the expense limit in effect at the time of the extra waiver.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at February 29, 2024.
As of February 29, 2024, the following amounts are available to be repaid to the Adviser (amounts in thousands):
* Amount expires by May 31, 2024.
** Amount expires by May 31, 2025.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
In effect until June 30, 2024
Treasury Money Market Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
Expires
2024*
Expires
2025**
Expires
2026
Expires
2027 Total
Treasury Money Market Trust ................................ $ 465 $ 1,298 $ 106 $ 105 $ 1,974

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
15
4. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Stable Net Asset Value Risk —  You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
Interest Rate Risk — When interest rates rise, debt security prices generally fall. The opposite also generally is true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand of debt securities. The Fund’s yield will vary. A sharp and unexpected rise in interest rates could cause the Fund’s share price to drop below a dollar. A low interest rate environment may prevent the Fund from providing a positive yield and could also impair the Fund’s ability to maintain a stable net asset value.
Large-Shareholder Risk — The actions by one shareholder or multiple shareholders may have an impact on the Fund and, therefore, indirectly on other shareholders. Shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net investment income and net realized capital gains, if any, thereby affecting the tax burden on the Fund’s shareholders subject to federal income tax. To the extent a larger shareholder (including, for example, an affiliated fund that operates as a fund-of-funds or 529 college savings plan) is permitted to invest in the Fund, the Fund may experience large inflows or outflows of cash from time to time. This activity could magnify these adverse effects on the Fund.
Management Risk — The Fund is actively managed, and the investment techniques and risk analyses used by the Fund's portfolio managers may not produce the desired results.
5. Borrowing:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended February 29, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 26, 2024, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the year ended February 29, 2024.
6. Federal Income Tax Information:
Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of February 29, 2024, on the Statement of Assets and Liabilities, there were no permanent book-to-tax difference reclassification adjustments.
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
Year Ended February 29, 2024
Distributions Paid
From:
Ordinary
Income
Total
Distributions
Paid
Treasury Money Market Trust ............................................................... $ 36,202 $ 36,202

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
16
* Effective February 28, 2023, the Fund's fiscal year end changed from May 31 to February 28.
As of February 29, 2024, the components of accumulated earnings/(loss) on a tax basis were as follows (amounts in thousands):
As of February 29, 2024, the Fund had no capital loss carryforward for federal income tax purposes.
As of February 29, 2024, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
7. New Regulatory Pronouncement:
In October 2022, the SEC adopted the Tailored Shareholder Reports Rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
Nine Months Ended February 28,
2023*
Distributions Paid
From:
Ordinary
Income
Total
Distributions
Paid
Treasury Money Market Trust ............................................................... $ 12,903 $ 12,903
Year Ended May 31, 2022
Distributions Paid
From:
Ordinary
Income
Total
Distributions
Paid
Treasury Money Market Trust ............................................................... $ 198 $ 198
Undistributed
Ordinary
Income
Distributions
Payable
Accumulated
Earnings
Total
Accumulated
Earnings
Treasury Money Market Trust ..................................... $ 3,268 $ (3,268) $ — $ —
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Treasury Money Market Trust ........................... $ 822,045 $ — $ — $ —

17
Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Victory Treasury Money Market Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Victory Treasury Money Market Trust (the “Fund”) (one of the funds constituting Victory Portfolios III (the “Trust”)), including the schedule of portfolio investments, as of February 29, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended and the period from June 1, 2022 through February 28, 2023 and the year ended May 31, 2022, the financial highlights for the year then ended and the period from June 1, 2022 through February 28, 2023 and each of the four years in the period ended May 31, 2022, and the related notes (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Victory Portfolios III) at February 29, 2024, the results of its operations for the year then ended, the changes in its net assets for the year then ended and the period from June 1, 2022 through February 28, 2023 and the year ended May 31, 2022, and its financial highlights for the year then ended and the period from June 1, 2022 through February 28, 2023 and each of the four years in the period ended
May 31, 2022, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 29, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Victory Capital investment companies since 1995.
San Antonio, Texas
April 26, 2024

Supplemental Information
February 29, 2024
Victory Portfolios III
18
(Unaudited)
Trustee and Officer Information
Board of Trustees:
Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the
State of Delaware. There are currently seven Trustees, six of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (“Independent Trustees”) and one of whom is an “interested person” of the Trust within the meaning of that term under the
1940 Act (“Interested Trustee”). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.
The following tables list the Trustees, their date of birth, position with the Trust, commencement of service, principal occupations during the past five years, and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange
Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 45 portfolios in the Trust. Each Trustee’s address is c/o Fund
Administration, 15935 La Cantera Pkwy, San Antonio, TX 78256.
Name and Date of
Birth
Position Held with the
Trust
Date Commenced
Service
Principal Occupation During Past
5 Years
Other Directorships Held During Past
5 Years
Independent Trustees
Jefferson C. Boyce
(September 1957)
Independent
Chair
Trustee since
September 2013,
Independent Chair
since January 2021
Retired. Westhab, Inc., New York Theological
Seminary, American Filtration Corp.
Dawn M. Hawley
(February 1954)
Trustee April 2014 Retired. None.
Daniel S. McNamara
(June 1966)
Trustee January 2012 Trustee, President, and Vice
Chairman of USAA ETF Trust (6/17-
6/19); President of Financial Advice
& Solutions Group (FASG), USAA
(2/13-3/21); Director of USAA Asset
Management Company (AMCO),
(8/11-6/19); Chairman of Board of
AMCO (4/13-6/19); Director of
USAA Investment Services Company
(ISCO) (formerly USAA Investment
Management Company) (9/09-3/21);
Chairman of Board of ISCO (4/13-
12/20); President and Director of
USAA Shareholder Account Services
(SAS) (10/09-6/19); Chairman of
Board of SAS (4/13-6/19); Senior
Vice President of USAA Financial
Planning Services Insurance Agency,
Inc. (FPS) (4/11-3/21); Director and
Vice Chairman of FPS (12/13-3/21);
President and Director of USAA
Investment Corporation (ICORP)
(3/10-3/21); Chairman of Board of
ICORP (12/13-3/21); Director of
USAA Financial Advisors, Inc. (FAI)
(12/13-3/21); Chairman of Board of
FAI (3/15-3/21).
None.
Richard Y.
Newton, III
(January 1956)
Trustee March 2017 Director, Elta North America (1/18-
8/19), which is a global leader in the
design, manufacture, and support
of innovative electronic systems in
the ground, maritime, airborne, and
security domains for the nation’s
warfighters, security personnel, and
first responders; Managing Partner,
Pioneer Partnership Development
Group (12/15-present).
Terran Orbital Corp., American Made
Filtration Corp.

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
19
(Unaudited)
* Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.
The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.
Barbara B. Ostdiek,
Ph.D. (March 1964)
Trustee January 2008 Senior Associate Dean of Degree
programs at Jesse H. Jones Graduate
School of Business at Rice University
(7/13-present); Associate Professor
of Finance at Jesse H. Jones Graduate
School of Business at Rice University
(7/01-7/21); Professor of Finance
at Jesse H. Jones Graduate School
of Business at Rice University
(7/21-present).
None.
John C. Walters
(February 1962)
Trustee July 2019 Retired. Guardian Variable Products Trust
(16 series)
Interested Trustee
David C. Brown*
(May 1972)
Trustee July 2019 Chief Executive Officer and
Chairman (since 2013), the Adviser;
Chief Executive Officer and
Chairman (since 2013), Victory
Capital Holdings, Inc.; Director
(since 2013), Victory Capital
Services, Inc.; Director (since 2019),
Victory Capital Transfer Agency, Inc.
Trustee, Victory Portfolios; Board
Member, Victory Capital Services, Inc.

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
20
(Unaudited)
Officers:
The officers of the Trust are elected by the Board to actively supervise the Trust’s day-to-day operations. The officers of the Trust, their date of birth, the length of time served, and their principal occupations during the past five years are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the
Trust is 15935 La Cantera Parkway, San Antonio, Texas 78256. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.
Name and Date of Birth Position with the Trust
Date Commenced
Service Principal Occupation During Past 5 Years
James K. De Vries
(April 1969)
President March 2018 Head of Fund Administration, the Adviser (5/1/23-present); Vice
President, Victory Capital Transfer Agency, Inc. (4/20/23-present);
Executive Director, the Adviser (7/1/19-4/30/23); Executive
Director, Investment and Financial Administration, USAA (2012-
6/30/19); Treasurer, USAA Mutual Funds Trust (2018-4/30/23).
Mr. De Vries also serves as the Principal Executive Officer for the Funds, Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.
Scott A. Stahorsky
(July 1969)
Vice President July 2019 Director, Third-Party Dealer Services & Reg Administration, Fund
Administration, the Adviser (5/1/23-present); Vice President,
Victory Capital Transfer Agency, Inc. (4/20/23-present); Manager,
Fund Administration, the Adviser (2015-4/30/23). Mr. Stahorsky
also serves as Vice President of Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Thomas Dusenberry
(July 1977)
Secretary June 2022 Director, Fund Administration, the Adviser (5/1/23-present);
Manager, Fund Administration, the Adviser (2022-4/30/23);
Treasurer and Principal Financial Officer (2020-2022), Assistant
Treasurer (2019), Salient MF Trust, Salient Midstream, MLP
Fund, and Forward Funds; Principal Financial Officer (2018-
2021) and Treasurer (2020-2021), Salient Private Access Funds
and Endowment PMF Funds; Senior Vice President of Fund
Accounting and Operations, Salient Partners (2020-2022); Director
of Fund Operations, Salient Partners (2016-2019). Mr. Dusenberry
also serves as Secretary of Victory Portfolios, Victory Portfolios II
and Victory Variable Insurance Funds.
Allan Shaer
(March 1965)
Treasurer July 2019 Senior Vice President, Financial Administration, Citi Fund Services
Ohio, Inc. (since 2016). Mr. Shaer also serves as the Funds’
Principal Financial and Accounting Officer. Mr. Shaer also serves as Treasurer of Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.
Christopher A. Ponte
(March 1984)
Assistant Treasurer May 2023 Director, Fund and Broker Dealer Finance, the Adviser
(5/1/23-present); Manager, Fund Administration, the Adviser
(2017-4/30/23); Chief Financial Officer, Victory Capital Services,
Inc. (since 2018). Mr. Ponte also serves as Assistant Treasurer of Victory Portfolios, Victory Portfolios II and Victory Variable
Insurance Funds.
Carol D. Trevino
(October 1965)
Assistant Treasurer September 2018 Director, Financial Reporting, Fund Administration, the Adviser
(5/1/23-present); Director, Accounting and Finance, the Adviser
(7/1/19-4/30/23); Accounting/Financial Director, USAA (12/13-
6/30/19). Ms. Trevino also serves as Assistant Treasurer Victory
Portfolios, Victory Portfolios II and Victory Variable Insurance
Funds.
Sean Fox
(September 1976)
Chief Compliance Officer June 2022 Senior Compliance Officer, the Adviser (2019-present);
Compliance Officer, the Adviser (2015-2019). Mr. Fox also
serves as Chief Compliance Officer for Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Michael Bryan
(December 1962)
Anti-Money Laundering
Compliance Officer and
Identity Theft Officer
May 2023 Vice President, CCO Compliance Support Services, Citi Fund
Services Ohio, Inc. (2008-present). Mr. Bryan also serves as the
Anti-Money Laundering Compliance Officer and identity Theft
Officer for Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.

Victory Portfolios III
21
(Unaudited)
Supplemental Information — continued
February 29, 2024
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 235-8396. The information is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at sec.gov.
Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC’s website at sec.gov.
Availability of Schedules of Portfolio Investments:
The Fund makes available on VCM.com a complete list of portfolio holdings no sooner than 5 business days after the end of each month. Form
N-MFP is available on the SEC’s website at sec.gov.
Expense Example
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1,
2023, through February 29, 2024.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
9/1/23
Actual
Ending
Account
Value
2/29/24
Hypothetical
Ending
Account
Value
2/29/24
Actual
Expenses
Paid During
Period
9/1/23 - 2/29/24*
Hypothetical
Expenses
Paid During
Period
9/1/23 - 2/29/24*
Annualized
Expense Ratio
During Period
9/1/23 - 2/29/24
Treasury Money Market Trust ............... $ 1,000.00 $ 1,025.30 $ 1,023.12 $ 1.76 $ 1.76 0.35%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Portfolios III
22
(Unaudited)
Supplemental Information — continued
February 29, 2024
Additional Federal Income Tax Information
For the fiscal year ended February 29, 2024, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.

Victory Portfolios III
23
(Unaudited)
Supplemental Information — continued
February 29, 2024
Considerations of the Board in Continuing the Investment Advisory Agreements
Victory Treasury Money Market Trust (the “Fund”)
At a meeting of the Board of Trustees (the “Board”) of Victory Portfolios III (the “Trust”) held on December 7-8, 2023, the Board, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the
“Independent Trustees”), approved for an annual period the continuance of the Investment Advisory Agreement (the “Advisory Agreement”)
between the Trust and Victory Capital Management Inc. (the “Adviser”) with respect to the Fund. Prior to the December 7-8, 2023 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 17, 2023.
In advance of the foregoing meetings, the Trustees requested, received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund’s investment performance, expenses, and fees to comparable investment companies; (ii)
information concerning the services rendered to the Fund, as well as information regarding the Adviser’s revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser’s operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees (“Independent Counsel”) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The
Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with
Independent Counsel at which no representatives of management were present.
At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund’s performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser’s profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board’s and its committees’ consideration of the Advisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser in prior years and that the Board’s conclusions may be based, in part, on its consideration of these same arrangements in prior years.
ADVISORY AGREEMENT
After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.
Nature, Extent, and Quality of Services – In considering the nature, extent, and quality of the services provided by the Adviser under the
Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board considered that the Adviser manages the Fund’s assets directly through one or more investment franchises, and in doing so, continuously supervises the investment and reinvestment of cash and securities comprising the Fund’s assets. The Board also considered that the Adviser monitors pertinent economic, statistical, and financial data to determine which issuers and securities to include in the Fund’s portfolio as part of a continuous investment program. The Board also took into account its knowledge of the Adviser’s management and the quality of the performance of the
Adviser’s duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the
Fund, the Adviser and its affiliates provide administrative services, transfer agency services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the
Trust.
The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund’s compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.
The Board considered the Adviser’s management style and the performance of the Adviser’s duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund’s brokerage, including the Adviser’s process for monitoring “best execution,” also was considered. The Adviser’s role in coordinating the activities of the Fund’s other service providers was also considered.
The Board also considered the Adviser’s risk management processes. The Board considered the Adviser’s financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
24
(Unaudited)
Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.
The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the
Adviser’s oversight of the Fund’s day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser’s compliance and administrative staff.
Expenses and Performance – In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund’s advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund’s expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the “expense group”) and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the “expense universe”). Among other data, the
Board noted that the Fund’s net management fee rate – which includes advisory and administrative services, as well as any fee waivers and reimbursements – was above the medians of its expense group and expense universe. The data indicated that the Fund’s total expenses, including after any reimbursements, were above the medians of its expense group and expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above, and noted the high quality of services received by the Fund.
In considering the Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund’s performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund’s average annual total returns relative to its
Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the “performance universe”).
The Fund’s performance universe consisted of the Fund and all retail open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund’s performance was above the average of its performance universe and its Lipper index for the one-, three-, five- and ten-year periods ended June 30, 2023. The
Board noted the relatively narrow range of returns of the funds in the Fund’s peer group.
As part of its consideration, the Board factored into its evaluation of the Fund’s expenses and performance, the potential limitations inherent in the methodology used by the independent third party for developing and constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. In this regard, the Board also noted that the methodology may result in the Fund’s being included in one peer group one year and in a different peer group the next, and in similar funds being included in different peer groups. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by the third party provided a useful measure of comparative expenses and performance.
Compensation and Profitability – The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser’s business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the
Adviser waived a portion of its management fees and/or reimbursed certain expenses with respect to the Fund. The Trustees reviewed the profitability of the Adviser’s relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide transfer agency services, shareholder servicing and administrative services to the Fund for which they receive compensation. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.
Economies of Scale – The Board considered whether there should be changes in the management fee rate or structure in order to enable the
Fund to participate in any economies of scale. The Board also considered the fee waiver and expense reimbursement arrangements by the
Adviser. The Board also considered the effect of the Fund’s change in size, if any, on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board also considered the Adviser’s reinvestment in the business in the form of adding to investment capabilities and resources, improvements in technology, and customer service. The Board determined that the current investment management fee structure was reasonable.
Other Benefits – The Board also considered the potential direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. These potential benefits included, among other things, the opportunity to offer additional products and services to the Fund’s shareholders.
Conclusions – The Board reached the following conclusions regarding the Fund’s Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices in view of the Fund’s investment approach; (iv) the Fund’s advisory fees are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser’s and its affiliates’ level of profitability

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
25
(Unaudited)
from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

Victory Portfolios III
26
(Unaudited)
Supplemental Information — continued
February 29, 2024
Privacy Policy
Facts
WHAT DOES VICTORY
DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect, and share depend on the product or service you have with us. This information can include:
■ Social Security number and income.
■ Account balances and account transactions.
■ Data from public sources and third-party data services.
How?
All financial companies need to share customers’ personal information to run their everyday business as permitted by law. For example, we share with print and mail companies that assist us in sending mail. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons Victory chooses to share and whether you can limit this sharing.
Reasons we can share your personal information
Does
Victory
share?
Can you limit
this sharing?
For our everyday business purposes —
such as to process your transactions, maintain your accounts, respond to court orders and legal investigations, or report to credit bureaus
Yes No
For our marketing purposes —
to offer products and services provided by Victory
Yes No
For joint marketing —
sharing with other financial companies to jointly market the other company’s products or services
No
We do not
share
For everyday business purposes of the Victory family of companies —
this can include information about your Victory transactions and experiences
Yes No
For everyday business purposes of the Victory family of companies —
this can include information about your creditworthiness or insurability
No
We do not
share
For non-Victory companies to market to you
No
We do not
share

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
27
(Unaudited)
To limit our
sharing
■ Visit us online: vcm.com/optout
■ Call (877) 660-4400 – our menu will prompt you through your choices.
Please note:
If you are a new customer, we can begin sharing this information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share and protect your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call your account representative or (877) 660-4400 and ask to speak to a representative.
Who we are
Who is providing this notice? Victory Capital Holdings, Inc., and its family of companies, including companies identified with the Victory Capital name as described in the affiliates section below.
What we do
How does Victory protect my
personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Victory collect my
personal information?
We collect your personal information, for example, when you:
■ Open an account or make deposits or withdrawals from your account.
■ Give us your contact or account information.
■ Direct us to buy or sell securities.
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing? Federal law gives you the right to limit only:
■ Sharing among affiliated companies for everyday business purposes information about your creditworthiness and insurability.
■ Affiliates from using your information to market to you.
■ Sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
What happens when I limit
sharing for an account I hold
jointly with someone else?
Your choices will apply to everyone on your account.
Definitions
Victory family of companies
(affiliates)
Companies owned or controlled by Victory Capital Holdings, Inc. They can be financial and nonfinancial companies in the Victory family of companies.
■ The Victory family of companies includes: companies with a Victory Capital name, including without limitation Victory Capital Services, Inc., Victory
Capital Transfer Agency, Inc., Victory Capital Management Inc. and its
subsidiaries, RS Investments (UK) Limited, RS Investments (Hong Kong)
Limited, and RS Investment Management (Singapore) Pte. Ltd., as well as pooled vehicles managed or administered by Victory Capital Management
Inc., from time to time.

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
28
(Unaudited)
Non-Victory companies
(nonaffiliates)
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
■ We only share with non-Victory companies to service transactions you request or as necessary to provide our services.
■ We do not share with non-Victory companies so they can market their products to you.
Joint Marketing A formal agreement between a Victory company and a non-Victory financial company to market the non-Victory company’s products or services to you.
■ We do not share with any non-Victory financial company for joint marketing.
Other important information
For Nevada Residents : Nevada law requires that we tell you about the option to be placed on our internal do-
not-call list. If you’d rather not receive sales calls from us, please call (877) 660-4400 and ask to speak to a representative so we can place you on our do-not-call list.
You may also contact: Bureau of Consumer Protection Office of the Nevada Attorney General, 555 E. Washington
Ave., Ste. 3900, Las Vegas, NV 89101, call 1-702-486-3132 or Email: BCPINFO@ag.state.nv.us.
For Vermont Residents : In accordance with Vermont law, we will not share information we collect about you with companies who are not affiliates, except as permitted by law, such as with your consent or to service your accounts.
We will not share information about your creditworthiness with our affiliates without your authorization or consent, but we may share information about our transactions or experiences with you with our affiliates as permitted by law.
For California Residents : In accordance with California law, we will not share information we collect about you with nonaffiliates, except as allowed by law. For example, we may share information with your consent or to service your accounts. Among our affiliates, we will limit information sharing to the extent required by California law.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
23415-0424

February 29, 2024
Annual Report
Victory Virginia Bond Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Shareholder Letter (Unaudited) 2
Manager’s Commentary (Unaudited) 4
Investment Overview (Unaudited) 6
Investment Objective and Portfolio Holdings (Unaudited) 7
Schedule of Portfolio Investments 8
Financial Statements
Statement of Assets and Liabilities
13
Statement of Operations
14
Statements of Changes in Net Assets
15
Financial Highlights
17
Notes to Financial Statements 20
Report of Independent Registered Public Accounting Firm 27
Supplemental Information (Unaudited)
Trustee and Officer Information
28
Proxy Voting and Portfolio Holdings Information
31
Expense Examples
31
Additional Federal Income Tax Information
32
Advisory Contract Approval
33
Liquidity Risk Management Program
36
Privacy Policy
37

2
Victory Funds Letter to Shareholders
(Unaudited)
Dear Shareholder,
The past year provided us with a stark reminder of just how quickly the investing environment and sentiment can shift. Fortunately, this time the change was for the better.
While 2022 was marred by stomach-churning volatility and steep drawdowns in both equities and bonds, it was a different story in our most recent annual reporting period ending February 29, 2024. Despite the ongoing challenges and uncertainties, investors benefited from a rebound in both stock and bond markets.
Looking back, it wasn’t clear sailing the entire year, and there were plenty of twists and turns along the way. An early-year relief rally was a welcome respite for investors, with some of the most beaten down growth-oriented sectors leading the market higher. However, the rebound was threatened in March due to some unusual turmoil within the banking sector, which resulted in the collapse of a few large regional banks. This turmoil sparked fears of a liquidity crunch and a wider banking contagion, and volatility increased while equities retreated. Fortunately, the U.S. Federal Reserve (the “Fed”) took quick action to restore confidence in the banking system. It also helped that the Fed finally paused its long series of aggressive rate hikes as inflation data finally began to cool.
Financial markets resumed their rally in the spring and early summer, but as we moved into the fall, markets reversed yet again.
Investors began wondering if the Fed would be able to remove all the excess liquidity that had been used to support the economy during the pandemic without causing a recession. Ironically, good news on the economy had become bad news on the interest-
rate outlook.
As we moved deeper into the third quarter of 2023, markets struggled with the renewed notion that interest rates would remain
“higher-for-longer,” which seemingly had become the Fed’s new mantra. Yields moved higher (peaking for the year), and equities sold off as many pundits were predicting an imminent recession.
However, as we approached year-end and eased into a new year, yields declined and equities moved sharply higher. Although it wasn’t a straight line by any means, in our view, the past 12 months have been a near-best-case scenario after the tumult of the prior year. The economy proved resilient, corporate earnings continued to meet or exceed expectations, labor markets eased, and key measures of inflation moderated. Financial markets even began pricing in a series of rate cuts for 2024, though whether this comes to fruition will be data-dependent in the months ahead.
In terms of the numbers, the S&P 500
®
Index, the bell-weather proxy for our domestic stock market, delivered an impressive total return of 30.45% for our annual reporting period. Bonds also rebounded from a dreadful prior year. The Bloomberg U.S.
Aggregate Bond Index—a proxy for a diversified fixed income portfolio and one that many investors and institutions follow closely—delivered a total return of 3.33% for the 12-month reporting period.
Although the past year was constructive for investors, it’s important to remember that it was a winding road replete with many challenges. As we have championed before, it’s vital to remain calm in the face of adversity, but it’s equally important to resist unbridled optimism when markets rally strongly. We think the best approach is to stay even keeled and unemotional, and that you should understand your own risk tolerance, maintain a well-diversified portfolio across asset classes and investment types, and make a long-term plan and stick to it. We still believe that’s the best formula for success.

3
On the following pages you will find information relating to your Victory Mutual Fund. If you have any questions, we encourage you to contact our Investment Specialist. Call 800-235-8396, or visit our website at vcm.com.
From all of us here at Victory Capital, thank you for letting us help you work toward your investment goals.
James De Vries
President,
Victory Funds

4
Victory Virginia Bond Fund
Manager’s Commentary
(Unaudited)
What were the market conditions during the reporting period?
Tax-exempt bonds, as measured by the Bloomberg Municipal Bond Index, generated positive returns overall during the reporting period. The U.S. Federal Reserve (the “Fed”) continued its rate hiking cycle in the reporting period and raised the Fed funds interest rate by an additional 75 basis points (a basis point is 1/100th of a percentage point). The Fed concluded with a target policy rate of 5.25-5.50%, keeping monetary policy restrictive to combat inflation. Higher rates drove higher municipal yields throughout the past twelve months, peaking in October. Throughout the reporting period performance was driven by rate volatility, but ultimately ended the period decidedly positive driven by a strong recovery in late 2023. Overall returns on the Bloomberg
Municipal Bond Index for the reporting period were 5.42%, outperforming the (taxable) Bloomberg U.S. Aggregate Bond Index which returned 3.33%.
At the end of the reporting period, the yield on the Bloomberg Municipal Bond Index was 3.40%, which is a taxable-equivalent yield of 5.75% (in the 40.8% tax bracket), providing what we view as an attractive entry point for investors into the municipal market. After factoring in the benefit of the tax exemption, municipal bonds looked attractive versus the (taxable) Bloomberg U.S.
Aggregate Bond Index which yielded 4.92% at the end of February 2024.
How did the Victory Virginia Bond Fund (the “Fund”) perform during the reporting period?
The Fund has three share classes: Fund Shares, Institutional Shares, and Class A. For the reporting period ended February 29, 2024, the Fund Shares, Institutional Shares, and Class A had a total return (at net asset value) of 5.66%, 5.81%, and 5.53% respectively, versus an average return of 5.16% for the funds in the Lipper Virginia Municipal Debt Funds category. This compares to returns of 5.10% for the Lipper Virginia Municipal Debt Funds Index, and 5.42% for the Bloomberg Municipal Bond Index.
What are the conditions in the Commonwealth of Virginia?
The Commonwealth of Virginia has recovered from the economic and fiscal impact felt from the COVID-19 pandemic. According to the Bureau of Labor Statistics, unemployment in Virginia as of December 2023 was 3.0%, a slight improvement from the prior
December level of 3.1%. Labor force participation in the Commonwealth of Virginia is at its highest rate since the beginning of the pandemic. The unemployment rate in the U.S. is higher at 3.7% and has been in a 3.4-3.8% range for the last 23 months
(February 2022-December 2023).
Growth of the gross domestic product (“GDP”) accelerated during the 3rd quarter of 2023. Virginia’s GDP grew 4.2% (annualized)
vs. the previous quarter’s 1.3% annualized growth, ranking Virginia 32nd by state compared to a U.S. GDP growth of 4.9%
(annualized) during the 3rd quarter of 2023. The sector that experienced the most GDP growth state- and nationwide during the quarter was the retail trade sector. The largest contraction in GDP state- and nationwide during the quarter was in the utilities sector.
Fiscal 2024 year to date results affirm the Commonwealth of Virginia’s solid financial position. Virginia’s general fund revenue collections were $13.4B for the period July-December 2023, a 7.1% increase over prior year revenue collections for the same period. Virginia has $16.3 billion in cash and investments available as of November 2023 (58% of the 2024 general fund budget).
In addition, Virginia’s pension burden is one of the lowest in the nation in terms of state GDP. Moody’s Investors Service determined that Virginia has a low pension risk based on FY 2022 data. We continue to view the underlying credit quality of
Virginia as exceptionally strong. Presently Virginia remains rated AAA by Fitch, Moody’s, and Standard & Poor’s.
What strategies did you employ during the reporting period?
In keeping with our investment approach, we continued to focus on income generation. The Fund’s long-term income distribution, not its price appreciation, accounts for most of its total return. Because of the Fund’s income orientation, it has a higher allocation to BBB and A rated categories when compared to its peer group.
Our commitment to independent credit research continued to help us identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive both to recognize relative value and to avoid potential pitfalls, which we believe is especially important in volatile times like the present. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis.
Our team continuously monitors all the holdings in the Fund’s portfolio.

5
Victory Virginia Bond Fund
Manager’s Commentary (continued)
(Unaudited)
The Fund continues to hold a diversified portfolio of longer-term, primarily investment- grade municipal bonds. To limit exposure to an unexpected event, the Fund is diversified by sector, issuer, and geography.
Thank you for allowing us to assist you with your investment needs.

6
Victory Virginia Bond Fund
Investment Overview
(Unaudited)
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
The maximum offering price figures reflect a maximum sales charge of 2.25% for Class A. Net Asset Value does not reflect sales charges.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
Victory Virginia Bond Fund — Growth of $10,000
1
The unmanaged Bloomberg Municipal Bond Index is considered to be generally representative of investment-grade-municipal issues having remaining maturities greater than 1 year and a national scope. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and is not possible to invest directly in an index.
2
The unmanaged Lipper Virginia Municipal Debt Funds Index measures the Fund's performance to that of the Lipper Virginia Municipal Debt Funds category. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended February 29, 2024
Fund
Shares
Institutional
Shares
Class A
INCEPTION DATE 10/10/90 6/29/20 8/1/10
Net Asset
Value
Net Asset
Value
Net Asset
Value
Maximum
Offering
Price
Bloomberg
Municipal Bond
Index
1
Lipper Virginia
Municipal Debt
Funds Index
2
One Year 5.66% 5.81% 5.53% 3.11% 5.42% 5.10%
Five Year 1.40% N/A 1.18% 0.71% 1.91% 1.27%
Ten Year 2.37% N/A 2.14% 1.90% 2.68% 2.05%
Since Inception N/A 0.28% N/A N/A N/A N/A

7
Victory Portfolios III
Victory Virginia Bond Fund
February 29, 2024
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund provides Virginia investors with a high level of current interest income that is exempt from federal and Virginia state income taxes.
Top Industries*:
February 29, 2024
(% of Net Assets)
Does not include futures contracts and money market instruments.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
General
18.5%
Medical
17.9%
Nursing Homes
12.9%
Higher Education
8.9%
Transportation
7.9%
Multifamily Housing
7.4%
Water
5.4%
Development
5.0%
Facilities
3.7%
Education
3.2%

Schedule of Portfolio Investments
February 29, 2024
Victory Portfolios III
Victory Virginia Bond Fund
8
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Municipal Bonds (98.9%)
Virginia (91.3%):
Albemarle County Economic Development Authority Revenue, Series B, 3.25%, 10/1/48,
Continuously Callable @100(a) ......................................... $ 2,400 $ 2,400
Alexandria IDA Revenue, Series C, 4.00%, 1/1/46, Continuously Callable @100 ......... 2,400 2,355
Amherst IDA Revenue
5.00%, 9/1/26, Continuously Callable @100 ............................... 850 848
4.75%, 9/1/30, Continuously Callable @100 ............................... 2,000 1,929
Arlington County IDA Revenue
5.00%, 2/15/43, Continuously Callable @100 ............................... 1,775 1,874
4.00%, 7/1/45, Continuously Callable @100 ............................... 1,585 1,504
Bristol IDA Revenue, 5.00%, 11/1/53, Continuously Callable @100 ................... 8,030 8,350
Campbell County IDA Revenue, 4.00%, 6/1/44, Continuously Callable @100 ............ 4,600 4,558
Capital Region Airport Commission Revenue
Series A, 4.00%, 7/1/36, Continuously Callable @100 ......................... 700 712
Series A, 4.00%, 7/1/38, Continuously Callable @100 ......................... 750 757
Charles City County Economic Development Authority Revenue, Series A, 2.88%, 2/1/29,
Continuously Callable @101 ........................................... 10,000 9,750
Chesapeake Bay Bridge & Tunnel District Revenue
5.50%, 7/1/25 ..................................................... 3,420 3,478
5.00%, 7/1/46, Continuously Callable @100 ............................... 5,805 5,879
5.00%, 7/1/51, Continuously Callable @100 ............................... 3,435 3,469
Chesapeake Bay Bridge & Tunnel District Revenue (INS - Assured Guaranty Municipal
Corp.), 5.00%, 7/1/41, Continuously Callable @100 .......................... 5,000 5,145
Chesapeake Hospital Authority Revenue
4.00%, 7/1/39, Continuously Callable @100 ............................... 1,000 996
4.00%, 7/1/43, Continuously Callable @100 ............................... 4,000 3,852
City of Chesapeake VA Chesapeake Expressway Toll Road Revenue
Series B, 4.75%, 7/15/32, Continuously Callable @100(b) ...................... 6,520 6,848
Series B, 4.88%, 7/15/40, Continuously Callable @100(b) ...................... 3,000 3,106
City of Lynchburg, GO, 4.00%, 6/1/44, Continuously Callable @100 .................. 5,000 5,000
City of Norfolk, GO
Series A, 4.00%, 9/1/37, Continuously Callable @100 ......................... 2,040 2,130
Series A, 4.00%, 9/1/39, Continuously Callable @100 ......................... 1,535 1,582
City of Petersburg, GO
4.25%, 9/1/48, Continuously Callable @100 ............................... 1,000 1,013
4.25%, 9/1/53, Continuously Callable @100 ............................... 1,250 1,255
City of Richmond VA Public Utility Revenue
4.00%, 1/15/40, Continuously Callable @100 ............................... 6,000 6,052
Series A, 4.00%, 1/15/50, Continuously Callable @100 ........................ 2,220 2,222
County of Fairfax Sewer Revenue
Series A, 5.00%, 7/15/46, Continuously Callable @100 ........................ 10,000 10,927
Series A, 4.00%, 7/15/51, Continuously Callable @100 ........................ 10,000 9,579
Fairfax County Economic Development Authority Revenue
5.00%, 4/1/47, Continuously Callable @100 ............................... 4,000 4,147
Series A, 5.00%, 10/1/29, Pre-refunded 10/1/24 @ 100 ........................ 2,000 2,022
Series A, 5.00%, 10/1/30, Pre-refunded 10/1/24 @ 100 ........................ 2,000 2,022
Series A, 5.00%, 10/1/31, Pre-refunded 10/1/24 @ 100 ........................ 2,000 2,022
Series A, 5.00%, 10/1/32, Pre-refunded 10/1/24 @ 100 ........................ 1,500 1,517
Series A, 5.00%, 10/1/33, Pre-refunded 10/1/24 @ 100 ........................ 2,200 2,224
Series A, 5.00%, 10/1/34, Pre-refunded 10/1/24 @ 100 ........................ 2,000 2,022
Series A, 5.00%, 10/1/42, Pre-refunded 10/1/24 @ 102 ........................ 2,250 2,319
Series A, 4.00%, 10/1/42, Pre-refunded 10/1/24 @ 102 ........................ 2,750 2,819
Fairfax County IDA Revenue
Series A, 4.00%, 5/15/44, Continuously Callable @100 ........................ 6,900 6,887
Series A, 4.00%, 5/15/48, Continuously Callable @100 ........................ 1,500 1,461
Farmville IDA Revenue (INS - Assured Guaranty Municipal Corp.), 5.38%, 7/1/53, (Put Date
7/1/43)(c) ........................................................ 6,000 6,536
Front Royal & Warren County IDA Revenue, 4.00%, 1/1/50, Continuously Callable @103 .. 7,000 6,523
Greater Richmond Convention Center Authority Revenue, 5.00%, 6/15/32, Pre-
refunded  6/15/25 @ 100 ............................................. 1,500 1,539
Hampton Roads Transportation Accountability Commission Revenue, Series A, 4.00%, 7/1/52,
Continuously Callable @100 ........................................... 5,000 4,862

Victory Portfolios III
Victory Virginia Bond Fund
9
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Henrico County Economic Development Authority Revenue
5.00%, 6/1/24, Continuously Callable @100 ............................... $ 1,200 $ 1,199
4.25%, 6/1/26, Continuously Callable @100 ............................... 140 137
5.00%, 10/1/37, Continuously Callable @103 ............................... 2,500 2,590
4.00%, 10/1/40, Continuously Callable @103 ............................... 500 487
4.00%, 10/1/45, Continuously Callable @103 ............................... 725 680
4.00%, 10/1/50, Continuously Callable @103 ............................... 1,500 1,354
Series A, 5.00%, 10/1/42, Continuously Callable @103 ........................ 1,000 1,063
Series A, 5.00%, 10/1/52, Continuously Callable @103 ........................ 6,700 6,937
James City County Economic Development Authority Revenue
4.00%, 6/1/47, Continuously Callable @103 ............................... 1,000 746
Series A, 4.00%, 12/1/50, Continuously Callable @103 ........................ 9,905 7,544
Series A, 6.75%, 12/1/53, Continuously Callable @103 ........................ 855 897
Lewistown Commerce Center Community Development Authority Tax Allocation
Series A, 6.05%, 3/1/44, Continuously Callable @103(d) ...................... 690 492
Series B, 6.05%, 3/1/44, Continuously Callable @103 ......................... 645 553
Series C, 1.50%, 3/1/54, Continuously Callable @100(d) ...................... 2,599 1,033
Lexington IDA Revenue
4.00%, 1/1/31, Continuously Callable @102 ............................... 750 733
4.00%, 1/1/37, Continuously Callable @102 ............................... 1,000 915
5.00%, 1/1/48, Continuously Callable @100 ............................... 1,000 1,045
Loudoun County Economic Development Authority Revenue
5.00%, 12/1/31, Continuously Callable @100 ............................... 1,135 1,153
5.00%, 12/1/32, Continuously Callable @100 ............................... 800 813
5.00%, 12/1/33, Continuously Callable @100 ............................... 775 787
5.00%, 12/1/34, Continuously Callable @100 ............................... 805 818
Series E, 3.36%, 2/15/38, Callable 4/1/24 @ 100(a) .......................... 1,300 1,300
Loudoun County Economic Development Authority Revenue (LIQ - Deutsche Bank A.G.),
Series 2023-DBE-8106, 3.68%, 6/1/63, Callable 7/1/40 @ 100(a)(e) .............. 14,155 14,155
Lynchburg Economic Development Authority Revenue
4.00%, 1/1/39, Continuously Callable @100 ............................... 1,320 1,311
4.00%, 1/1/41, Continuously Callable @100 ............................... 1,135 1,120
5.00%, 9/1/43, Continuously Callable @100 ............................... 3,000 3,000
4.00%, 1/1/55, Continuously Callable @100 ............................... 12,920 11,916
Series A, 5.00%, 1/1/47, Continuously Callable @100 ......................... 2,250 2,293
Lynchburg Economic Development Authority Revenue (LOC - Branch Banking & Trust Co.),
Series B, 3.00%, 1/1/47, Continuously Callable @100(a) ....................... 1,900 1,900
Manassas Park Economic Development Authority Revenue, 4.00%, 12/15/52, Continuously
Callable @100 ..................................................... 4,500 4,136
Marquis Community Development Authority of York County Revenue, 2.25%, 9/1/45(d)(e)(f) 1,093 476
Marquis Community Development Authority of York County Tax Allocation
Series B, 1.69%, 9/1/41(d)(f) .......................................... 3,532 1,539
Series C, 9/1/41(f)(g) ................................................ 5,389 13
Montgomery County Economic Development Authority Revenue
Series A, 4.00%, 6/1/36, Continuously Callable @100 ......................... 1,125 1,178
Series A, 4.00%, 6/1/38, Continuously Callable @100 ......................... 1,750 1,812
Norfolk Airport Authority Revenue, 5.00%, 7/1/43, Continuously Callable @100 ......... 2,800 2,930
Norfolk Economic Development Authority Revenue
Series B, 5.00%, 11/1/48, (Put Date 11/1/28)(c) ............................. 1,600 1,721
Series B, 4.00%, 11/1/48, Continuously Callable @100 ........................ 6,100 5,814
Prince Edward County IDA Revenue
4.00%, 9/1/43, Continuously Callable @100 ............................... 2,250 2,110
5.00%, 9/1/48, Continuously Callable @100 ............................... 2,055 2,102
5.25%, 9/1/57, Continuously Callable @100 ............................... 3,000 3,142
Prince William County IDA Revenue
5.00%, 1/1/37, Continuously Callable @102 ............................... 1,000 905
5.00%, 1/1/46, Continuously Callable @102 ............................... 4,000 3,362
Radford IDA Revenue (NBGA - Fannie Mae), 3.50%, 9/15/29, Continuously Callable @100 . 4,000 3,962
Rappahannock Regional Jail Authority Revenue, 5.00%, 10/1/35, Pre-refunded 10/1/25 @ 100 1,165 1,203
Roanoke Economic Development Authority Revenue
5.00%, 7/1/47 ..................................................... 5,000 5,746
4.00%, 7/1/51, Continuously Callable @100 ............................... 5,000 4,789
Series A, 5.00%, 9/1/36, Continuously Callable @100 ......................... 1,640 1,687

Victory Portfolios III
Victory Virginia Bond Fund
10
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Series A, 5.00%, 9/1/43, Continuously Callable @100 ......................... $ 4,060 $ 4,106
Rockingham County Economic Development Authority Revenue
Series A, 4.00%, 12/1/33, Continuously Callable @100 ........................ 1,000 995
Series A, 5.00%, 12/1/39, Continuously Callable @100 ........................ 4,180 4,253
Salem Economic Development Authority Revenue
4.00%, 4/1/38, Continuously Callable @100 ............................... 250 238
4.00%, 4/1/39, Continuously Callable @100 ............................... 225 211
4.00%, 4/1/40, Continuously Callable @100 ............................... 250 232
4.00%, 4/1/45, Continuously Callable @100 ............................... 750 655
5.00%, 4/1/49, Continuously Callable @100 ............................... 910 911
Stafford County Economic Development Authority Revenue
5.00%, 6/15/36, Continuously Callable @100 ............................... 5,900 6,087
4.00%, 6/15/37, Continuously Callable @100 ............................... 6,495 6,509
Tobacco Settlement Financing Corp. Revenue, Series B1, 5.00%, 6/1/47, Continuously
Callable @100 ..................................................... 5,000 4,725
University of Virginia Revenue
Series A, 5.00%, 4/1/42, Continuously Callable @100 ......................... 4,000 4,211
Series A-1, 4.00%, 4/1/45, Continuously Callable @100 ....................... 3,600 3,609
Series B, 5.00%, 9/1/49, Continuously Callable @100 ......................... 10,000 10,696
Virginia Beach Development Authority Revenue
5.00%, 9/1/40, Continuously Callable @103 ............................... 3,250 3,033
5.00%, 9/1/44, Continuously Callable @103 ............................... 4,865 4,423
4.00%, 9/1/48, Continuously Callable @103 ............................... 3,755 2,851
Series A, 5.00%, 5/1/29, Continuously Callable @100 ......................... 1,795 1,801
Virginia College Building Authority Revenue
5.00%, 6/1/24 ..................................................... 225 225
5.00%, 6/1/25 ..................................................... 250 253
5.00%, 6/1/26 ..................................................... 250 256
5.00%, 6/1/27 ..................................................... 275 285
5.00%, 6/1/28 ..................................................... 295 309
5.00%, 6/1/29 ..................................................... 300 318
5.00%, 6/1/30 ..................................................... 325 348
5.00%, 6/1/31 ..................................................... 300 324
4.00%, 1/15/33, Continuously Callable @100 ............................... 965 996
4.00%, 1/15/35, Continuously Callable @100 ............................... 545 563
4.00%, 1/15/36, Continuously Callable @100 ............................... 650 668
4.00%, 6/1/36, Continuously Callable @100 ............................... 925 904
4.00%, 1/15/43, Continuously Callable @100 ............................... 1,285 1,289
4.00%, 6/1/46, Continuously Callable @100 ............................... 1,000 866
Series A, 3.00%, 1/15/46, Continuously Callable @100 ........................ 1,000 795
Series A, 3.00%, 1/15/51, Continuously Callable @100 ........................ 1,175 882
Series E, 5.00%, 2/1/31, Continuously Callable @100 ......................... 10,000 10,920
Series E, 5.00%, 2/1/32, Continuously Callable @100 ......................... 4,000 4,367
Virginia College Building Authority Revenue (LIQ - U.S. Bancorp), 3.30%, 8/1/34, Callable
4/3/24 @ 100(a) .................................................... 1,200 1,200
Virginia College Building Authority Revenue (LIQ - Wells Fargo & Co.), 3.40%, 11/1/36,
Continuously Callable @100(a) ......................................... 100 100
Virginia Commonwealth Transportation Board Regional Fuels Tax Revenue, 4.00%, 5/15/46,
Continuously Callable @100 ........................................... 5,195 5,158
Virginia Commonwealth Transportation Board Revenue
5.00%, 3/15/32, Continuously Callable @100 ............................... 3,350 3,630
5.00%, 9/15/32, Continuously Callable @100 ............................... 9,190 9,957
4.00%, 5/15/42, Continuously Callable @100 ............................... 10,000 10,148
Series A, 4.00%, 5/15/36, Continuously Callable @100 ........................ 2,000 2,069
Virginia Commonwealth University Health System Authority Revenue, Series B, 5.00%,
7/1/46, Continuously Callable @100 ..................................... 5,500 5,686
Virginia Commonwealth University Revenue
Series A, 4.00%, 11/1/37, Continuously Callable @100 ........................ 750 767
Series A, 5.00%, 11/1/38, Continuously Callable @100 ........................ 350 378
Series A, 4.00%, 5/1/48, Continuously Callable @100 ......................... 2,475 2,429
Virginia Housing Development Authority Revenue
Series B, 3.60%, 5/1/46, Continuously Callable @100 ......................... 7,000 5,971
Series D, 4.75%, 8/1/53, Continuously Callable @100 ........................ 1,500 1,511

Victory Portfolios III
Victory Virginia Bond Fund
11
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Series E, 2.65%, 7/1/50, Continuously Callable @100 ......................... $ 1,640 $ 1,118
Series E, 5.20%, 10/1/58, Continuously Callable @100 ........................ 3,000 3,120
Series F, 5.00%, 10/1/52, Continuously Callable @100 ........................ 5,000 5,137
Series G, 5.15%, 11/1/52, Continuously Callable @100 ........................ 1,750 1,816
Series I, 2.45%, 11/1/45, Continuously Callable @100 ........................ 1,500 1,052
Series K, 1.95%, 12/1/32, Continuously Callable @100 ........................ 1,500 1,305
Series K, 2.05%, 12/1/33, Continuously Callable @100 ........................ 665 573
Virginia Public School Authority Revenue, 5.00%, 8/1/24 .......................... 10,000 10,075
Virginia Resources Authority Revenue
4.00%, 11/1/49, Continuously Callable @100 ............................... 6,700 6,738
Series A, 5.00%, 11/1/32, Continuously Callable @100 ........................ 15 15
Series A, 4.00%, 11/1/43, Continuously Callable @100 ........................ 1,445 1,476
Series A, 4.00%, 11/1/47, Continuously Callable @100 ........................ 1,040 1,051
Series B, 5.25%, 11/1/47, Continuously Callable @100 ........................ 2,330 2,632
Series B, 4.75%, 11/1/52, Continuously Callable @100 ........................ 750 806
Virginia Small Business Financing Authority Revenue
4.00%, 12/1/49, Continuously Callable @100 ............................... 12,800 12,187
4.00%, 12/1/51, Continuously Callable @103 ............................... 4,000 3,279
Series A, 4.00%, 1/1/45, Continuously Callable @103 ......................... 2,800 2,530
Series A, 4.00%, 1/1/51, Continuously Callable @103 ......................... 16,265 13,872
Western Regional Jail Authority Revenue
5.00%, 12/1/35, Continuously Callable @100 ............................... 1,540 1,622
5.00%, 12/1/35, Pre-refunded 12/1/26 @ 100 ............................... 1,545 1,639
5.00%, 12/1/38, Continuously Callable @100 ............................... 1,000 1,037
5.00%, 12/1/38, Pre-refunded 12/1/26 @ 100 ............................... 1,000 1,061
Winchester Economic Development Authority Revenue, 5.00%, 1/1/44, Continuously Callable
@100 ........................................................... 3,250 3,297
Wise County IDA Revenue, Series A, 0.75%, 10/1/40, (Put Date 9/2/25)(c) .............. 2,500 2,410
487,056
District of Columbia (2.8%):
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
Series A, 5.00%, 10/1/44, Continuously Callable @100 ........................ 1,500 1,575
Series B, 4.00%, 10/1/53, Continuously Callable @100 ........................ 1,500 1,366
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (INS - Assured
Guaranty Municipal Corp.), Series B, 10/1/30(g) ............................ 5,500 4,454
Washington Metropolitan Area Transit Authority Dedicated Revenue, Series A, 4.00%, 7/15/45,
Continuously Callable @100 ........................................... 2,500 2,437
Washington Metropolitan Area Transit Authority Revenue, Series B, 5.00%, 7/1/42,
Continuously Callable @100 ........................................... 5,000 5,242
15,074
Guam (4.8%):
Guam Government Waterworks Authority Revenue
5.00%, 7/1/36, Continuously Callable @100 ............................... 1,000 1,046
5.00%, 7/1/40, Continuously Callable @100 ............................... 3,250 3,353
Series A, 5.00%, 7/1/35, Continuously Callable @100 ......................... 2,850 2,863
Series A, 5.00%, 1/1/50, Continuously Callable @100 ......................... 1,000 1,025
Guam Power Authority Revenue
Series A, 5.00%, 10/1/31, Continuously Callable @100 ........................ 500 503
Series A, 5.00%, 10/1/40, Continuously Callable @100 ........................ 4,000 4,098
Series A, 5.00%, 10/1/41, Continuously Callable @100 ........................ 1,500 1,572
Guam Power Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 10/1/39, Continuously Callable @100 ........................ 750 758
Series A, 5.00%, 10/1/44, Continuously Callable @100 ........................ 1,000 1,005
Port Authority of Guam Revenue, Series A, 5.00%, 7/1/48, Continuously Callable @100 .... 1,500 1,524
Territory of Guam Revenue
Series A, 5.00%, 11/1/27 .............................................. 200 210
Series A, 5.00%, 11/1/28 .............................................. 250 267
Series A, 5.00%, 11/1/29 .............................................. 250 270
Series A, 5.00%, 11/1/30 .............................................. 250 273
Series A, 5.00%, 11/1/35, Continuously Callable @100 ........................ 2,000 2,141
Series A, 5.00%, 12/1/46, Continuously Callable @100 ........................ 1,250 1,245
Series D, 5.00%, 11/15/39, Continuously Callable @100 ....................... 2,000 2,007
Series F, 5.00%, 1/1/31 ............................................... 500 548

Victory Portfolios III
Victory Virginia Bond Fund
12
Schedule of Portfolio Investments — continued
February 29, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Series F, 4.00%, 1/1/42, Continuously Callable @100 ......................... $ 1,000 $ 960
25,668
Total Municipal Bonds (Cost $560,283)
a
a
a
527,798
Total Investments (Cost $560,283) — 98.9% 527,798
Other assets in excess of liabilities — 1.1% 5,704
NET ASSETS - 100.00% $ 533,502
(a) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(b) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(c) Put Bond.
(d) Currently the issuer is in default with respect to interest and/or principal payments.
(e) Rule 144A security or other security that is restricted as to resale to institutional investors. As of February 29, 2024, the fair value of these securities was
$14,631 (thousands) and amounted to 2.7% of net assets.
(f) This security is classified as Level 3 within the fair value hierarchy and the value is derived based upon the use of inputs such as real property appraisals.
(g) Zero-coupon bond.
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
IDA
—
Industrial Development Authority
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ—Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
LOC—Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Statement of Assets and Liabilities
February 29, 2024
13
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
Victory Virginia
Bond Fund
Assets:
Investments, at value (Cost $560,283) $ 527,798
Cash 139
Receivables:
Interest 6,253
Capital shares issued 18
From Adviser 9
Prepaid expenses —(a)
Total Assets 534,217
Liabilities:
Payables:
Distributions 185
Capital shares redeemed 244
Accrued expenses and other payables:
Investment advisory fees 158
Administration fees 62
Custodian fees 1
Transfer agent fees 24
Compliance fees —(a)
Trustees' fees —(a)
12b-1 fees 1
Other accrued expenses 40
Total Liabilities 715
Commitments and contingencies (Note 4 )
Net Assets:
Capital 580,936
Total accumulated earnings/(loss) (47,434)
Net Assets $ 533,502
Net Assets
Fund Shares $ 495,681
Institutional Shares 26,490
Class A 11,331
Total $ 533,502
Shares (unlimited number of shares authorized with no par value):
Fund Shares 47,289
Institutional Shares 2,526
Class A 1,082
Total 50,897
Net asset value, offering and redemption price per share:(b)
Fund Shares $ 10.48
Institutional Shares 10.49
Class A 10.48
Maximum Sales Charge — Class A 2.25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 10.72
(a) Rounds to less than $1 thousand.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
February 29, 2024
14
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory Virginia
Bond Fund
Investment Income:
Interest $ 19,350
Total Income 19,350
Expenses:
Investment advisory fees 1,960
Administration fees — Fund Shares 751
Administration fees — Institutional Shares 27
Administration fees — Class A 17
Sub-Administration fees 25
12b-1 fees — Class A 29
Custodian fees 24
Transfer agent fees — Fund Shares 170
Transfer agent fees — Institutional Shares 28
Transfer agent fees — Class A 12
Trustees' fees 47
Compliance fees 5
Legal and audit fees 57
State registration and filing fees — (a)
Interfund lending fees — (a)
Other expenses 56
Total Expenses 3,208
Less fees paid indirectly (23)
Expenses waived/reimbursed by Adviser (69)
Net Expenses 3,116
Net Investment Income (Loss) 16,234
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities (3,610)
Net change in unrealized appreciation/depreciation on investment securities 16,384
Net realized/unrealized gains (losses) on investments 12,774
Change in net assets resulting from operations $ 29,008
(a) Rounds to less than $1 thousand.

15
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Virginia Bond Fund
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 16,234 $ 16,435 $ 16,415
Net realized gains (losses) (3,610) (1,711) (241)
Net change in unrealized appreciation/depreciation 16,384 (41,327) (41,154)
Change in net assets resulting from operations 29,008 (26,603) (24,980)
Distributions to Shareholders:
Fund Shares (15,901) (14,763) (15,740)
Institutional Shares (865) (478) (288)
Class A (340) (343) (375)
Change in net assets resulting from distributions to shareholders (17,106) (15,584) (16,403)
Change in net assets resulting from capital transactions (35,541) (66,986) (36,515)
Change in net assets (23,639) (109,173) (77,898)
Net Assets:
Beginning of period 557,141 666,314 744,212
End of period $ 533,502 $ 557,141 $ 666,314
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28.

16
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Virginia Bond Fund
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 38,652 $ 55,269 $ 43,169
Distributions reinvested 13,655 12,752 13,583
Cost of shares redeemed (84,808) (149,330) (90,975)
Total Fund Shares $ (32,501) $ (81,309) $ (34,223)
Institutional Shares
Proceeds from shares issued $ 6,976 $ 33,768 $ 2,693
Distributions reinvested 762 357 102
Cost of shares redeemed (9,349) (16,794) (3,719)
Total Institutional Shares $ (1,611) $ 17,331 $ (924)
Class A
Proceeds from shares issued $ 1,888 $ 1,106 $ 2,422
Distributions reinvested 318 324 356
Cost of shares redeemed (3,635) (4,438) (4,146)
Total Class A $ (1,429) $ (3,008) $ (1,368)
Change in net assets resulting from capital transactions $ (35,541) $ (66,986) $ (36,515)
Share Transactions:
Fund Shares
Issued 3,775 5,328 3,716
Reinvested 1,334 1,233 1,175
Redeemed (8,312) (14,483) (7,905)
Total Fund Shares (3,203) (7,922) (3,014)
Institutional Shares
Issued 678 3,333 231
Reinvested 74 35 9
Redeemed (921) (1,630) (326)
Total Institutional Shares (169) 1,738 (86)
Class A
Issued 180 106 209
Reinvested 31 31 31
Redeemed (356) (429) (361)
Total Class A (145) (292) (121)
Change in Shares (3,517) (6,476) (3,221)
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28.

Victory Portfolios III
Financial Highlights
February 29, 2024
17
See notes to financial statements.
Victory Virginia Bond Fund
Fund Shares
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Year
Ended
March 31,
2020
Year
Ended
March 31,
2019
Net Asset Value, Beginning of Period $10.24 $10.94 $11.61 $11.26 $11.30 $11.16
Investment Activities:
Net investment income (loss) 0.31(b) 0.29(b) 0.26(b) 0.27(b) 0.31(b) 0.34
Net realized and unrealized gains (losses) 0.26 (0.72) (0.67) 0.35 (0.04) 0.14
Total from Investment Activities 0.57 (0.43) (0.41) 0.62 0.27 0.48
Distributions to Shareholders from:
Net investment income (0.33) (0.27) (0.26) (0.27) (0.31) (0.34)
Total Distributions (0.33) (0.27) (0.26) (0.27) (0.31) (0.34)
Net Asset Value, End of Period $10.48 $10.24 $10.94 $11.61 $11.26 $11.30
Total Return(c)(d) 5.66% (3.90)% (3.64)% 5.53% 2.39% 4.36%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.58%(i) 0.55% 0.53% 0.50% 0.55% 0.59%
Net Investment Income (Loss)(e) 3.02% 3.01% 2.23% 2.32% 2.70% 3.03%
Gross Expenses(e)(h) 0.59%(i) 0.56% 0.53% 0.50% 0.55% 0.59%
Supplemental Data:
Net Assets at end of period (000's) $495,681 $516,987 $639,231 $713,075 $685,508 $672,191
Portfolio Turnover(c)(j) 5% 14% 8% 28% 24% 9%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
February 29, 2024
18
See notes to financial statements.
Victory Virginia Bond Fund
Institutional Shares
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
June 29,
2020(b)
through
March 31,
2021
Net Asset Value, Beginning of Period $10.24 $10.94 $11.61 $11.46
Investment Activities:
Net investment income (loss)(c) 0.32 0.31 0.26 0.20
Net realized and unrealized gains (losses) 0.26 (0.73) (0.67) 0.15
Total from Investment Activities 0.58 (0.42) (0.41) 0.35
Distributions to Shareholders from:
Net investment income (0.33) (0.28) (0.26) (0.20)
Total Distributions (0.33) (0.28) (0.26) (0.20)
Net Asset Value, End of Period $10.49 $10.24 $10.94 $11.61
Total Return(d)(e) 5.81% (3.86)% (3.61)% 3.04%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h)(i) 0.52%(j) 0.51% 0.50% 0.49%
Net Investment Income (Loss)(f) 3.08% 3.26% 2.25% 2.26%
Gross Expenses(f)(i) 0.59%(j) 0.57% 0.56% 0.58%
Supplemental Data:
Net Assets at end of period (000's) $26,490 $27,598 $10,469 $12,105
Portfolio Turnover(d)(k) 5% 14% 8% 28%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning June 29, 2020, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.
(h) The amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(i) Does not include acquired fund fees and expenses, if any.
(j) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(k) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

19
Victory Portfolios III
February 29, 2024
Financial Highlights — continued
See notes to financial statements.
Victory Virginia Bond Fund
Class A
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Year
Ended
March 31,
2020
Year
Ended
March 31,
2019
Net Asset Value, Beginning of Period $10.23 $10.94 $11.60 $11.25 $11.29 $11.16
Investment Activities:
Net investment income (loss) 0.29(b) 0.26(b) 0.23(b) 0.24(b) 0.28(b) 0.32
Net realized and unrealized gains (losses) 0.26 (0.72) (0.66) 0.35 (0.04) 0.12
Total from Investment Activities 0.55 (0.46) (0.43) 0.59 0.24 0.44
Distributions to Shareholders from:
Net investment income (0.30) (0.25) (0.23) (0.24) (0.28) (0.31)
Total Distributions (0.30) (0.25) (0.23) (0.24) (0.28) (0.31)
Net Asset Value, End of Period $10.48 $10.23 $10.94 $11.60 $11.25 $11.29
Total Return (excludes sales charge)(c)(d) 5.53% (4.20)% (3.78)% 5.26% 2.14% 4.05%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.80%(i) 0.79% 0.77% 0.76% 0.80% 0.80%
Net Investment Income (Loss)(e) 2.80% 2.77% 1.99% 2.06% 2.46% 2.82%
Gross Expenses(e)(h) 0.87%(i) 0.85% 0.82% 0.81% 0.82% 0.86%
Supplemental Data:
Net Assets at end of period (000's) $11,331 $12,556 $16,614 $19,032 $19,671 $19,439
Portfolio Turnover(c)(j) 5% 14% 8% 28% 24% 9%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
February 29, 2024
Victory Portfolios III
20
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following Fund (the "Fund"):
The Fund is classified as diversified under the 1940 Act. Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the
“Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the "Board"),  has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s net asset value to be more reliable than it otherwise would be.
A summary of the valuations as of February 29, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Virginia Bond Fund Virginia Bond Fund Fund Shares, Institutional Shares,
and Class A

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
21
As of February 29, 2024, there were no significant transfers into/out of Level 3.
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Interest income is recorded daily on the accrual basis. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statement of Operations.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28 or February 29 for leap years.
For the year ended February 29, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended February 29, 2024, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”).
Level 1 Level 2 Level 3 Total
Virginia Bond Fund
Municipal Bonds .............................................. $ — $ 525,769 $ 2,029 $ 527,798
Total ....................................................... $ — $ 525,769 $ 2,029 $ 527,798
Excluding U.S. Government
Securities
Purchases Sales
Virginia Bond Fund ........................................................................ $ 28,258 $ 69,611

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
22
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the first $50 million of the Fund's average daily net assets, 0.40%
of that portion of the Fund's average daily net assets over $50 million but not over $100 million, and 0.30% of that portion of the Fund's average daily net assets over $100 million. Amounts incurred and paid to VCM for the year ended February 29, 2024, are reflected on the Statement of
Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Virginia Municipal Debt Funds Index. The Lipper Virginia Municipal Debt Funds Index tracks the total return performance of the largest funds within the Lipper Virginia Municipal Debt Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
(
a
)
Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.
Each class’ annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Virginia Municipal Debt Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the year ended February 29, 2024, performance adjustments were:
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the year ended February
29, 2024, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, and 0.15%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, and Class A, respectively. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as Sub-Administration
fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as Compliance fees.
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 20 to 50  +/- 4
+/- 51 to 100  +/- 5
+/- 101 and greater  +/- 6
Virginia Bond Fund Fund Shares
Institutional
Shares Class A
in thousands $ 188 $ 5 $ (1)
as annual % rate 0.04% 0.02% (—)%(a)
(a) Rounds to less than (0.01) %.

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
23
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the first $50 million of the Fund's average daily net assets, 0.40%
of that portion of the Fund's average daily net assets over $50 million but not over $100 million, and 0.30% of that portion of the Fund's average daily net assets over $100 million. Amounts incurred and paid to VCM for the year ended February 29, 2024, are reflected on the Statement of
Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Virginia Municipal Debt Funds Index. The Lipper Virginia Municipal Debt Funds Index tracks the total return performance of the largest funds within the Lipper Virginia Municipal Debt Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
(
a
)
Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.
Each class’ annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Virginia Municipal Debt Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the year ended February 29, 2024, performance adjustments were:
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the year ended February
29, 2024, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, and 0.15%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, and Class A, respectively. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as Sub-Administration
fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as Compliance fees.
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 20 to 50  +/- 4
+/- 51 to 100  +/- 5
+/- 101 and greater  +/- 6
Virginia Bond Fund Fund Shares
Institutional
Shares Class A
in thousands $ 188 $ 5 $ (1)
as annual % rate 0.04% 0.02% (—)%(a)
(a) Rounds to less than (0.01) %.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares and Class A are paid monthly based on a fee accrued daily at an annualized rate of 0.10% and 0.10%, respectively, of average daily net assets, plus out-of-pocket expenses.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services. Amounts incurred for the year ended February 29, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to the Distributor for the year ended February 29, 2024, are reflected on the Statement of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the year ended February 29, 2024, the
Distributor did not receive any commissions.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the year ended
February 29, 2024, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2024. Under the terms of the agreement, the
Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the
Fund in any fiscal year exceed the expense limits of such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits.
As of February 29, 2024, the expense limits (excluding voluntary waivers) were:
Under the terms of the expense limitation agreement, as amended June 22, 2023, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at February 29, 2024.
As of February 29, 2024, the following amounts are available to be repaid to the Adviser (amounts in thousands):
* Amount expired March 31, 2024.
** Amount expires by March 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended February 29, 2024.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
In effect until June 30, 2024
Fund Shares Institutional Shares Class A
Virginia Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.54% 0.50% 0.80%
Expires
2024*
Expires
2025**
Expires
2026
Expires
2027 Total
Virginia Bond Fund ....................................... $ 2 $ 17 $ 53 $ 69 $ 141

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
24
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
State-Specific Risk — Because the Fund invests in Virginia tax-exempt securities, the Fund is more susceptible to adverse economic, political, and regulatory changes affecting tax-exempt securities issuers in Virginia, such as changes to state laws and policies, economic issues that affect critical industries, large employers, or weakened real estate prices, and existing debt levels and state budget priorities. In addition, the economic affects regarding COVID-19 and elevated global inflation may exacerbate some or all of these risks. The Fund’s performance will be affected by the fiscal and economic health of Virginia and its municipalities and their ability to issue and repay debt. The Fund is more vulnerable to unfavorable developments in Virginia than are funds that invest in municipal securities of multiple states.
Debt Securities Risk  — The value of a debt security or other income-producing security changes in response to various factors including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer's ability to timely meet its debt obligations as they come due.
Credit Risk — The fixed-income securities in the Fund’s portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-
income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.
Interest Rate Risk  — The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for debt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates.
To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can increase the security’s sensitivity to interest rate changes.
Decisions by the U.S. Federal Reserve (also known as the “Fed”)  regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.
Call Risk — During a period of declining interest rates, many municipal bonds may be “called,” or redeemed, by the issuer before the stated
maturity. An issuer might call, or refinance, a higher-yielding bond for the same reason that a homeowner would refinance a home mortgage.
When bonds are called, the Fund is affected in several ways. Most likely, the Fund will reinvest the bond-call proceeds in bonds with lower interest rates. The Fund’s income may drop as a result. The Fund also may realize a taxable capital gain (or loss).
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended February 29, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 26, 2024, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the year ended February 29, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
25
fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Fund during the year ended February 29, 2024, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the year ended February 29, 2024.
7. Federal Income Tax Information:
Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month.  Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of February 29, 2024, on the Statement of Assets and Liabilities, there were no permanent book-to-tax difference reclassification adjustments.
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
* Effective February 28, 2023, the Fund's fiscal year end changed from March 31 to February 28.
As of February 29, 2024, the components of accumulated earnings/(loss) on a tax basis were as follows (amounts in thousands):
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to defaulted bond ad-
justments.
As of February 29, 2024, the Fund had net capital loss carryforwards as shown in the table below (amounts in thousands). It is unlikely that the
Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
Borrower or
Lender
Amount
Outstanding at
February 29, 2024
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Virginia Bond Fund .............................. Borrower $ — $ 1,080 5.85% $ 1,080
Year Ended February 29, 2024
Tax-Exempt
Income
Total
Distributions
Paid
Virginia Bond Fund ...................................................................... $ 17,106 $ 17,106
11 Months Ended February 28, 2023*
Tax-Exempt
Income
Total
Distributions
Paid
Virginia Bond Fund ...................................................................... $ 15,584 $ 15,584
Year Ended March 31, 2022
Tax-Exempt
Income
Total
Distributions
Paid
Virginia Bond Fund ...................................................................... $ 16,403 $ 16,403
Undistributed
Tax-Exempt
Income
Distributions
Payable
Accumulated
Earnings
(Loss)
Accumulated
Capital and
Other Losses
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings
(Loss)
Virginia Bond Fund ............. $ 3,043 $ (1,364) $ 1,679 $ (15,153) $ (33,960) $ (47,434)

Notes to Financial Statements — continued
February 29, 2024
Victory Portfolios III
26
As of February 29, 2024, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
8. New Regulatory Pronouncement:
In October 2022, the SEC adopted the Tailored Shareholder Reports Rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
Short-Term
Amount
Long-Term
Amount Total
Virginia Bond Fund .................................................... $ (2,222) $ (12,931) $ (15,153)
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Virginia Bond Fund .................................. $ 561,758 $ 3,164 $ (37,124) $ (33,960)

27
Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Victory Virginia Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Victory Virginia Bond Fund (the “Fund”) (one of the funds constituting
Victory Portfolios III (the “Trust”)), including the schedule of portfolio investments, as of February 29, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended and the period from April 1, 2022 through
February 28, 2023 and the year ended March 31, 2022, the financial highlights for the year then ended and the period from April 1, 2022 through
February 28, 2023 and each of the four years in the period ended March 31, 2022, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Victory Portfolios III ) at February 29, 2024, the results of its operations for the year then ended, the changes in its net assets for the year then ended and the period from April 1, 2022 through February 28, 2023 and the year ended March 31, 2022, and its financial highlights for the year then ended and the period from April 1, 2022 through February 28, 2023 and each of the four years in the period ended March 31,
2022, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 29, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Victory Capital investment companies since 1995.
San Antonio, Texas
April 26, 2024

Supplemental Information
February 29, 2024
Victory Portfolios III
28
(Unaudited)
Trustee and Officer Information
Board of Trustees:
Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the
State of Delaware. There are currently seven Trustees, six of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (“Independent Trustees”) and one of whom is an “interested person” of the Trust within the meaning of that term under the
1940 Act (“Interested Trustee”). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.
The following tables list the Trustees, their date of birth, position with the Trust, commencement of service, principal occupations during the past five years, and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange
Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 45 portfolios in the Trust. Each Trustee’s address is c/o Fund
Administration, 15935 La Cantera Pkwy, San Antonio, TX 78256.
Name and Date of
Birth
Position Held with the
Trust
Date Commenced
Service
Principal Occupation During Past
5 Years
Other Directorships Held During Past
5 Years
Independent Trustees
Jefferson C. Boyce
(September 1957)
Independent
Chair
Trustee since
September 2013,
Independent Chair
since January 2021
Retired. Westhab, Inc., New York Theological
Seminary, American Filtration Corp.
Dawn M. Hawley
(February 1954)
Trustee April 2014 Retired. None.
Daniel S. McNamara
(June 1966)
Trustee January 2012 Trustee, President, and Vice
Chairman of USAA ETF Trust (6/17-
6/19); President of Financial Advice
& Solutions Group (FASG), USAA
(2/13-3/21); Director of USAA Asset
Management Company (AMCO),
(8/11-6/19); Chairman of Board of
AMCO (4/13-6/19); Director of
USAA Investment Services Company
(ISCO) (formerly USAA Investment
Management Company) (9/09-3/21);
Chairman of Board of ISCO (4/13-
12/20); President and Director of
USAA Shareholder Account Services
(SAS) (10/09-6/19); Chairman of
Board of SAS (4/13-6/19); Senior
Vice President of USAA Financial
Planning Services Insurance Agency,
Inc. (FPS) (4/11-3/21); Director and
Vice Chairman of FPS (12/13-3/21);
President and Director of USAA
Investment Corporation (ICORP)
(3/10-3/21); Chairman of Board of
ICORP (12/13-3/21); Director of
USAA Financial Advisors, Inc. (FAI)
(12/13-3/21); Chairman of Board of
FAI (3/15-3/21).
None.
Richard Y.
Newton, III
(January 1956)
Trustee March 2017 Director, Elta North America (1/18-
8/19), which is a global leader in the
design, manufacture, and support
of innovative electronic systems in
the ground, maritime, airborne, and
security domains for the nation’s
warfighters, security personnel, and
first responders; Managing Partner,
Pioneer Partnership Development
Group (12/15-present).
Terran Orbital Corp., American Made
Filtration Corp.

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
29
(Unaudited)
* Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.
The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.
Barbara B. Ostdiek,
Ph.D. (March 1964)
Trustee January 2008 Senior Associate Dean of Degree
programs at Jesse H. Jones Graduate
School of Business at Rice University
(7/13-present); Associate Professor
of Finance at Jesse H. Jones Graduate
School of Business at Rice University
(7/01-7/21); Professor of Finance
at Jesse H. Jones Graduate School
of Business at Rice University
(7/21-present).
None.
John C. Walters
(February 1962)
Trustee July 2019 Retired. Guardian Variable Products Trust
(16 series)
Interested Trustee
David C. Brown*
(May 1972)
Trustee July 2019 Chief Executive Officer and
Chairman (since 2013), the Adviser;
Chief Executive Officer and
Chairman (since 2013), Victory
Capital Holdings, Inc.; Director
(since 2013), Victory Capital
Services, Inc.; Director (since 2019),
Victory Capital Transfer Agency, Inc.
Trustee, Victory Portfolios; Board
Member, Victory Capital Services, Inc.

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
30
(Unaudited)
Officers:
The officers of the Trust are elected by the Board to actively supervise the Trust’s day-to-day operations. The officers of the Trust, their date of birth, the length of time served, and their principal occupations during the past five years are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the
Trust is 15935 La Cantera Parkway, San Antonio, Texas 78256. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.
Name and Date of Birth Position with the Trust
Date Commenced
Service Principal Occupation During Past 5 Years
James K. De Vries
(April 1969)
President March 2018 Head of Fund Administration, the Adviser (5/1/23-present); Vice
President, Victory Capital Transfer Agency, Inc. (4/20/23-present);
Executive Director, the Adviser (7/1/19-4/30/23); Executive
Director, Investment and Financial Administration, USAA (2012-
6/30/19); Treasurer, USAA Mutual Funds Trust (2018-4/30/23).
Mr. De Vries also serves as the Principal Executive Officer for the Funds, Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.
Scott A. Stahorsky
(July 1969)
Vice President July 2019 Director, Third-Party Dealer Services & Reg Administration, Fund
Administration, the Adviser (5/1/23-present); Vice President,
Victory Capital Transfer Agency, Inc. (4/20/23-present); Manager,
Fund Administration, the Adviser (2015-4/30/23). Mr. Stahorsky
also serves as Vice President of Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Thomas Dusenberry
(July 1977)
Secretary June 2022 Director, Fund Administration, the Adviser (5/1/23-present);
Manager, Fund Administration, the Adviser (2022-4/30/23);
Treasurer and Principal Financial Officer (2020-2022), Assistant
Treasurer (2019), Salient MF Trust, Salient Midstream, MLP
Fund, and Forward Funds; Principal Financial Officer (2018-
2021) and Treasurer (2020-2021), Salient Private Access Funds
and Endowment PMF Funds; Senior Vice President of Fund
Accounting and Operations, Salient Partners (2020-2022); Director
of Fund Operations, Salient Partners (2016-2019). Mr. Dusenberry
also serves as Secretary of Victory Portfolios, Victory Portfolios II
and Victory Variable Insurance Funds.
Allan Shaer
(March 1965)
Treasurer July 2019 Senior Vice President, Financial Administration, Citi Fund Services
Ohio, Inc. (since 2016). Mr. Shaer also serves as the Funds’
Principal Financial and Accounting Officer. Mr. Shaer also serves as Treasurer of Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.
Christopher A. Ponte
(March 1984)
Assistant Treasurer May 2023 Director, Fund and Broker Dealer Finance, the Adviser
(5/1/23-present); Manager, Fund Administration, the Adviser
(2017-4/30/23); Chief Financial Officer, Victory Capital Services,
Inc. (since 2018). Mr. Ponte also serves as Assistant Treasurer of Victory Portfolios, Victory Portfolios II and Victory Variable
Insurance Funds.
Carol D. Trevino
(October 1965)
Assistant Treasurer September 2018 Director, Financial Reporting, Fund Administration, the Adviser
(5/1/23-present); Director, Accounting and Finance, the Adviser
(7/1/19-4/30/23); Accounting/Financial Director, USAA (12/13-
6/30/19). Ms. Trevino also serves as Assistant Treasurer Victory
Portfolios, Victory Portfolios II and Victory Variable Insurance
Funds.
Sean Fox
(September 1976)
Chief Compliance Officer June 2022 Senior Compliance Officer, the Adviser (2019-present);
Compliance Officer, the Adviser (2015-2019). Mr. Fox also
serves as Chief Compliance Officer for Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Michael Bryan
(December 1962)
Anti-Money Laundering
Compliance Officer and
Identity Theft Officer
May 2023 Vice President, CCO Compliance Support Services, Citi Fund
Services Ohio, Inc. (2008-present). Mr. Bryan also serves as the
Anti-Money Laundering Compliance Officer and identity Theft
Officer for Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.

Victory Portfolios III
31
(Unaudited)
Supplemental Information — continued
February 29, 2024
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Fund’s Statement of Additional Information on our website or upon request by calling 800-235-8396. The Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and is available on the SEC’s website at sec.gov.
Expense Examples
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2)
ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1,
2023, through February 29, 2024.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
9/1/23
Actual
Ending
Account
Value
2/29/24
Hypothetical
Ending
Account
Value
2/29/24
Actual
Expenses
Paid During
Period
9/1/23 - 2/29/24*
Hypothetical
Expenses
Paid During
Period
9/1/23 - 2/29/24*
Annualized
Expense Ratio
During Period
9/1/23 - 2/29/24
Virginia Bond Fund
Fund Shares ............................ $ 1,000.00 $ 1,051.40 $ 1,021.98 $ 2.96 $ 2.92 0.58%
Institutional Shares ....................... 1,000.00 1,051.60 1,022.28 2.65 2.61 0.52%
Class A ............................... 1,000.00 1,050.30 1,021.03 3.93 3.87 0.77%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Portfolios III
32
(Unaudited)
Supplemental Information — continued
February 29, 2024
Additional Federal Income Tax Information
For the fiscal year ended February 29, 2024, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
For the year ended February 29, 2024, the Fund designated tax-exempt distributions in the amount of $17,106 thousand.

Victory Portfolios III
33
(Unaudited)
Supplemental Information — continued
February 29, 2024
Considerations of the Board in Continuing the Investment Advisory Agreements
Victory Virginia Bond Fund (the “Fund”)
At a meeting of the Board of Trustees (the “Board”) of Victory Portfolios III (the “Trust”) held on December 7-8, 2023, the Board, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the
“Independent Trustees”), approved for an annual period the continuance of the Investment Advisory Agreement (the “Advisory Agreement”)
between the Trust and Victory Capital Management Inc. (the “Adviser”) with respect to the Fund. Prior to the December 7-8, 2023 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 17, 2023.
In advance of the foregoing meetings, the Trustees requested, received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund’s investment performance, expenses, and fees to comparable investment companies; (ii)
information concerning the services rendered to the Fund, as well as information regarding the Adviser’s revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser’s operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees (“Independent Counsel”) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The
Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with
Independent Counsel at which no representatives of management were present.
At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund’s performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser’s profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board’s and its committees’ consideration of the Advisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser in prior years and that the Board’s conclusions may be based, in part, on its consideration of these same arrangements in prior years.
ADVISORY AGREEMENT
After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.
Nature, Extent, and Quality of Services – In considering the nature, extent, and quality of the services provided by the Adviser under the
Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board considered that the Adviser manages the Fund’s assets directly through one or more investment franchises, and in doing so, continuously supervises the investment and reinvestment of cash and securities comprising the Fund’s assets. The Board also considered that the Adviser monitors pertinent economic, statistical, and financial data to determine which issuers and securities to include in the Fund’s portfolio as part of a continuous investment program. The Board also took into account its knowledge of the Adviser’s management and the quality of the performance of the
Adviser’s duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the
Fund, the Adviser and its affiliates provide administrative services, transfer agency services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the
Trust.
The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund’s compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.
The Board considered the Adviser’s management style and the performance of the Adviser’s duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund’s brokerage, including the Adviser’s process for monitoring “best execution,” also was considered. The Adviser’s role in coordinating the activities of the Fund’s other service providers was also considered.
The Board also considered the Adviser’s risk management processes. The Board considered the Adviser’s financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
34
(Unaudited)
Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.
The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the
Adviser’s oversight of the Fund’s day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser’s compliance and administrative staff.
Expenses and Performance – In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund’s advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund’s expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the “expense group”) and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the “expense universe”). Among other data, the Board noted
that the Fund’s net management fee rate – which includes advisory and administrative services and the effects of any performance adjustment, as well as any fee waivers and reimbursements – was below the medians of its expense group and expense universe. The data indicated that the
Fund’s total expenses, including after any reimbursements, were below the medians of its expense group and expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above, and noted the high quality of services received by the Fund.
In considering the Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund’s performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund’s average annual total returns relative to its
Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the “performance universe”). The
Fund’s performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/
objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund’s performance was above the average of its performance universe for the one-, three-, five- and ten-year periods ended June 30, 2023.
As part of its consideration, the Board factored into its evaluation of the Fund’s expenses and performance, the potential limitations inherent in the methodology used by the independent third party for developing and constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. In this regard, the Board also noted that the methodology may result in the Fund’s being included in one peer group one year and in a different peer group the next, and in similar funds being included in different peer groups. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by the third party provided a useful measure of comparative expenses and performance.
Compensation and Profitability – The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser’s business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the
Adviser waived a portion of its management fees and/or reimbursed certain expenses with respect to the Fund. The Trustees reviewed the profitability of the Adviser’s relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide transfer agency services, shareholder servicing and administrative services to the Fund for which they receive compensation. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.
Economies of Scale – The Board noted that the Fund has advisory fee breakpoints that allow the Fund to participate in economies of scale and that such economies of scale were currently reflected in the advisory fee. The Board also considered the fee waiver and expense reimbursement arrangements by the Adviser. The Board also considered the effect of the change in size, if any, of each of the Fund’s classes on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board also considered the Adviser’s reinvestment in the business in the form of adding to investment capabilities and resources, improvements in technology, and customer service. The Board determined that the current investment management fee structure was reasonable.
Other Benefits – The Board also considered the potential direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. These potential benefits included, among other things, the opportunity to offer additional products and services to the Fund’s shareholders.
Conclusions – The Board reached the following conclusions regarding the Fund’s Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund’s advisory fees are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser’s and its affiliates’ level of profitability from their relationship with the

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
35
(Unaudited)
Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

Victory Portfolios III
36
(Unaudited)
Supplemental Information — continued
February 29, 2024
Liquidity Risk Management Program:
The Fund has adopted and implemented a written liquidity risk management program (the “LRMP”) as required by Rule 22e-4 under the
Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to
Financial Statements). The Fund’s Board of Trustees approved the appointment of the Fund’s investment adviser, Victory Capital Management
Inc. (“Victory Capital”), as the administrator of the LRMP.
Victory Capital manages liquidity risks associated with the Fund’s investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of the Fund’s investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid, or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Fund’s portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.
At a meeting held on March 15, 2024, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Fund did not experience any significant liquidity challenges during the covered period, and the Fund’s LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure the Fund is able to meet redemption requests without significant dilution to the remaining investors’ interest in the Fund. During the review period, the Fund’s portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that the
Fund reasonably expected to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a highly liquid investment minimum. The Fund’s investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-RN and recommended no material changes to the LRMP.

Victory Portfolios III
37
(Unaudited)
Supplemental Information — continued
February 29, 2024
Privacy Policy
Facts
WHAT DOES VICTORY
DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect, and share depend on the product or service you have with us. This information can include:
■ Social Security number and income.
■ Account balances and account transactions.
■ Data from public sources and third-party data services.
How?
All financial companies need to share customers’ personal information to run their everyday business as permitted by law. For example, we share with print and mail companies that assist us in sending mail. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons Victory chooses to share and whether you can limit this sharing.
Reasons we can share your personal information
Does
Victory
share?
Can you limit
this sharing?
For our everyday business purposes —
such as to process your transactions, maintain your accounts, respond to court orders and legal investigations, or report to credit bureaus
Yes No
For our marketing purposes —
to offer products and services provided by Victory
Yes No
For joint marketing —
sharing with other financial companies to jointly market the other company’s products or services
No
We do not
share
For everyday business purposes of the Victory family of companies —
this can include information about your Victory transactions and experiences
Yes No
For everyday business purposes of the Victory family of companies —
this can include information about your creditworthiness or insurability
No
We do not
share
For non-Victory companies to market to you
No
We do not
share

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
38
(Unaudited)
To limit our
sharing
■ Visit us online: vcm.com/optout
■ Call (877) 660-4400 – our menu will prompt you through your choices.
Please note:
If you are a new customer, we can begin sharing this information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share and protect your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call your account representative or (877) 660-4400 and ask to speak to a representative.
Who we are
Who is providing this notice? Victory Capital Holdings, Inc., and its family of companies, including companies identified with the Victory Capital name as described in the affiliates section below.
What we do
How does Victory protect my
personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Victory collect my
personal information?
We collect your personal information, for example, when you:
■ Open an account or make deposits or withdrawals from your account.
■ Give us your contact or account information.
■ Direct us to buy or sell securities.
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing? Federal law gives you the right to limit only:
■ Sharing among affiliated companies for everyday business purposes information about your creditworthiness and insurability.
■ Affiliates from using your information to market to you.
■ Sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
What happens when I limit
sharing for an account I hold
jointly with someone else?
Your choices will apply to everyone on your account.
Definitions
Victory family of companies
(affiliates)
Companies owned or controlled by Victory Capital Holdings, Inc. They can be financial and nonfinancial companies in the Victory family of companies.
■ The Victory family of companies includes: companies with a Victory Capital name, including without limitation Victory Capital Services, Inc., Victory
Capital Transfer Agency, Inc., Victory Capital Management Inc. and its
subsidiaries, RS Investments (UK) Limited, RS Investments (Hong Kong)
Limited, and RS Investment Management (Singapore) Pte. Ltd., as well as pooled vehicles managed or administered by Victory Capital Management
Inc., from time to time.

Supplemental Information — continued
February 29, 2024
Victory Portfolios III
39
(Unaudited)
Non-Victory companies
(nonaffiliates)
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
■ We only share with non-Victory companies to service transactions you request or as necessary to provide our services.
■ We do not share with non-Victory companies so they can market their products to you.
Joint Marketing A formal agreement between a Victory company and a non-Victory financial company to market the non-Victory company’s products or services to you.
■ We do not share with any non-Victory financial company for joint marketing.
Other important information
For Nevada Residents : Nevada law requires that we tell you about the option to be placed on our internal do-
not-call list. If you’d rather not receive sales calls from us, please call (877) 660-4400 and ask to speak to a representative so we can place you on our do-not-call list.
You may also contact: Bureau of Consumer Protection Office of the Nevada Attorney General, 555 E. Washington
Ave., Ste. 3900, Las Vegas, NV 89101, call 1-702-486-3132 or Email: BCPINFO@ag.state.nv.us.
For Vermont Residents : In accordance with Vermont law, we will not share information we collect about you with companies who are not affiliates, except as permitted by law, such as with your consent or to service your accounts.
We will not share information about your creditworthiness with our affiliates without your authorization or consent, but we may share information about our transactions or experiences with you with our affiliates as permitted by law.
For California Residents : In accordance with California law, we will not share information we collect about you with nonaffiliates, except as allowed by law. For example, we may share information with your consent or to service your accounts. Among our affiliates, we will limit information sharing to the extent required by California law.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
40862-0424

Item 2. Code of Ethics.

(a)

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  This code of ethics in included as an Exhibit.
(b)

During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; on July 1, 2019, the Board of Trustees of
Victory Portfolios III Trust
approved a Code of Ethics ("Sarbanes Code") applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

       No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee.
(a)(2) The audit committee financial experts are Dr. Barbara B. Ostdiek, Ph.D. and Dawn M. Hawley, who are “independent” for purposes of this Item 3 of Form N-CSR.

                    Dr. Ostdiek has served as an Associate Professor of Management at Rice University since 2001. Dr. Ostdiek also has served as an Academic Director at El Paso Corporation Finance Center since 2002. Ms. Hawley was Chief Financial Officer, Director of Financial Planning and Analysis for AIM Management Group Inc. from October 1987 through January 2006 and was Manager of Finance at Menil Foundation, Inc. from May 2007 through June 2011. Each of Dr. Ostdiek and Ms. Hawley is an independent trustee who serves as a member of the Audit and Compliance Committee, Investments Committee, Product Management and Distribution Committee, and the Corporate Governance Committee of the Board of Trustees of Victory Portfolios III Trust.

Item 4. Principal Accountant Fees and Services.
	2024	2023
(a) Audit Fees (1)	$ 440,500	$ 459,575
(b) Audit-Related Fees (2)	-	-
(c) Tax Fees (3)	120,924	62,706
(d) All Other Fees (4)	-	-

(1) Audit fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.  Audit fees billed were for professional services provided by Ernst & Young LLP for statutory and regulatory filings.

(2) For the fiscal years ended February 29, 2024, and February 28, 2023, there were no audit-related fees billed by Ernst & Young LLP to the Registrant.

(3) Represents the aggregate tax fee billed for professional services rendered by Ernst & Young LLP for assistance with foreign tax compliance services and tax consulting services.

(4) For the fiscal years ended February 29, 2024, and February 28, 2023, there were no other fees billed by Ernst & Young LLP to the Registrant.

(e)(1) All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit and Compliance Committee. The Audit and Compliance Committee Charter also permits the Chair of the Audit and Compliance Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit and Compliance Committee. All non-audit services were pre-approved by the Audit and Compliance Committee or its Chair, consistent with the Audit and Compliance Committee's preapproval procedures.

(e)(2) There were no services performed under Rule 2.01 (c)(7)(i)(C).

(f) Not applicable.

(g) Aggregate non-audit fees for services rendered to the:

	Registrant	Adviser
2024	$ 120,924	$ 149,026
2023	$ 62,706	$ 144,896

(h) The aggregate non-audit fees related to fees billed by Ernst & Young LLP for services rendered to the Registrant; the investment adviser, and the Funds' transfer agent, Victory Capital Transfer Agency Inc., which includes aggregate fees accrued or paid to Ernst & Young LLP for professional services rendered related to the annual study of internal controls of the transfer agent for fiscal years listed above. All services were preapproved by the Audit Committee.

(i) Not applicable.

(j) Not applicable.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)       Not applicable.
(b)       Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Corporate Governance Committee selects and nominates candidates for membership on the Board as independent trustees. The Corporate Governance Committee has adopted procedures to consider Board candidates suggested by shareholders. The procedures are initiated by the receipt of nominations submitted by a fund shareholder sent to Board member(s) at the address specified in fund disclosure documents or as received by the Adviser or a fund officer. Any recommendations for a nomination by a shareholder, to be considered by the Board, must include at least the following information: name; date of birth; contact information; education; business profession and other expertise; affiliations; experience relating to serving on the Board; and references. The Corporate Governance Committee gives shareholder recommendations the same consideration as any other candidate.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting
(as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))
that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)(1)
Not applicable.
(a)(2)
Not applicable.
(a)(3) Not applicable.
(a)(4) Not applicable.
(b)     Not applicable.

Item 13. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 14. Exhibits.

(a)(1)
The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.
(a)(2)
Certifications pursuant to Rule 30a-2(a) are attached hereto.
(a)(3) Not applicable.
(b)     Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)           Victory Portfolios III

By (Signature and Title)* /s/ Allan Shaer
                                            Allan Shaer, Treasurer and Principal Financial Officer

Date May 3, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James K. De Vries
                                                James K. De Vries, President and Principal Executive Officer

Date May 3, 2024

By (Signature and Title)* /s/ Allan Shaer
                                                Allan Shaer, Treasurer and Principal Financial Officer

Date May 3, 2024